UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10183

MET INVESTORS SERIES TRUST

(Exact name of registrant as specified in charter)

One Financial Center

Boston, Massachusetts 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Peter H. Duffy MetLife Advisers, LLC One Financial Center Boston, Massachusetts 02111	David C. Mahaffey, Esq. Sullivan & Worcester LLP 1666 K Street, N.W. Washington, D.C. 20006

Registrant’s telephone number, including area code: (617) 578-3408

Date of fiscal year end: December 31

Date of reporting period: January 1, 2015 to March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Schedule of Investments.

The following is a copy of the unaudited schedules as of the close of the reporting period as set forth in §§ 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12.14]:

Met Investors Series Trust
Schedule of Investments

March 31, 2015

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio (formerly, AllianceBernstein Global Dynamic Allocation Portfolio)	MIST-1
Allianz Global Investors Dynamic Multi-Asset Plus Portfolio	MIST-27
American Funds Balanced Allocation Portfolio	MIST-36
American Funds Growth Allocation Portfolio	MIST-37
American Funds Growth Portfolio	MIST-38
American Funds Moderate Allocation Portfolio	MIST-39
AQR Global Risk Balanced Portfolio	MIST-40
BlackRock Global Tactical Strategies Portfolio	MIST-46
BlackRock High Yield Portfolio	MIST-49
Clarion Global Real Estate Portfolio	MIST-71
ClearBridge Aggressive Growth Portfolio	MIST-74
Goldman Sachs Mid Cap Value Portfolio	MIST-77
Harris Oakmark International Portfolio	MIST-80
Invesco Balanced-Risk Allocation Portfolio	MIST-83
Invesco Comstock Portfolio	MIST-87
Invesco Mid Cap Value Portfolio	MIST-92
Invesco Small Cap Growth Portfolio	MIST-95
JPMorgan Core Bond Portfolio	MIST-99
JPMorgan Global Active Allocation Portfolio	MIST-122
JPMorgan Small Cap Value Portfolio	MIST-154
Loomis Sayles Global Markets Portfolio	MIST-161
Lord Abbett Bond Debenture Portfolio	MIST-173
Met/Artisan International Portfolio	MIST-193
Met/Eaton Vance Floating Rate Portfolio	MIST-196
Met/Franklin Low Duration Total Return Portfolio	MIST-210
Met/Templeton International Bond Portfolio	MIST-229
MetLife Asset Allocation 100 Portfolio	MIST-241
MetLife Balanced Plus Portfolio	MIST-243
MetLife Multi-Index Targeted Risk Portfolio	MIST-248
MetLife Small Cap Value Portfolio	MIST-250
MFS Emerging Markets Equity Portfolio	MIST-255
MFS Research International Portfolio	MIST-259
Morgan Stanley Mid Cap Growth Portfolio	MIST-262
Oppenheimer Global Equity Portfolio	MIST-267
PanAgora Global Diversified Risk Portfolio	MIST-270
PIMCO Inflation Protected Bond Portfolio	MIST-273
PIMCO Total Return Portfolio	MIST-287
Pioneer Fund Portfolio	MIST-315
Pioneer Strategic Income Portfolio	MIST-319
Pyramis Government Income Portfolio	MIST-345
Pyramis Managed Risk Portfolio	MIST-352
Schroders Global Multi-Asset Portfolio	MIST-354
SSGA Growth and Income ETF Portfolio	MIST-374
SSGA Growth ETF Portfolio	MIST-376
T. Rowe Price Large Cap Value Portfolio	MIST-378
T. Rowe Price Mid Cap Growth Portfolio	MIST-381
WMC Large Cap Research Portfolio	MIST-386
Notes to Schedule of Investments	MIST-391

Not all Portfolios are available under every product.

Refer to your prospectus for information on the portfolios that are available.

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio (formerly, AllianceBernstein Global Dynamic Allocation Portfolio)

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—45.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.8%
Airbus Group NV	56,421	$3,666,263
BAE Systems plc	302,781	2,347,481
Boeing Co. (The)	37,825	5,676,776
Cobham plc	109,227	492,485
Finmeccanica S.p.A. (a)	38,585	458,768
General Dynamics Corp.	17,930	2,433,639
Honeywell International, Inc.	44,160	4,606,330
L-3 Communications Holdings, Inc.	4,885	614,484
Lockheed Martin Corp.	15,245	3,094,125
Meggitt plc	77,289	627,934
Northrop Grumman Corp.	11,725	1,887,256
Precision Castparts Corp.	8,125	1,706,250
Raytheon Co.	17,515	1,913,514
Rockwell Collins, Inc.	7,635	737,159
Rolls-Royce Holdings plc (a)	180,968	2,554,837
Safran S.A.	26,005	1,817,382
Singapore Technologies Engineering, Ltd.	148,900	377,156
Textron, Inc.	15,680	695,094
Thales S.A.	8,946	496,561
United Technologies Corp.	47,925	5,616,810
Zodiac Aerospace	17,940	594,559

		42,414,863

Air Freight & Logistics—0.2%
Bollore S.A.	53,100	282,997
C.H. Robinson Worldwide, Inc. (b)	8,260	604,797
Deutsche Post AG	92,839	2,904,236
Expeditors International of Washington, Inc.	10,905	525,403
FedEx Corp.	15,010	2,483,405
Royal Mail plc	62,033	403,047
TNT Express NV	41,566	264,263
Toll Holdings, Ltd.	64,954	437,347
United Parcel Service, Inc. - Class B	39,700	3,848,518
Yamato Holdings Co., Ltd.	34,893	805,615

		12,559,628

Airlines—0.2%
American Airlines Group, Inc.	41,021	2,165,088
ANA Holdings, Inc.	110,656	296,659
Cathay Pacific Airways, Ltd.	113,200	261,520
Delta Air Lines, Inc.	47,451	2,133,397
Deutsche Lufthansa AG	21,980	309,103
easyJet plc	15,329	427,767
International Consolidated Airlines Group S.A. - Class DI (a)	97,776	876,478
Japan Airlines Co., Ltd.	11,578	360,875
Qantas Airways, Ltd. (a)	52,675	125,027
Ryanair Holdings plc (ADR)	2,230	148,897
Singapore Airlines, Ltd.	51,200	445,787
Southwest Airlines Co.	38,585	1,709,316

		9,259,914

Auto Components—0.4%
Aisin Seiki Co., Ltd.	18,407	668,610
BorgWarner, Inc. (b)	12,840	776,563

Auto Components—(Continued)
Bridgestone Corp.	62,394	2,503,625
Cie Generale des Etablissements Michelin	17,891	1,781,360
Continental AG	10,553	2,499,587
Delphi Automotive plc	16,921	1,349,281
Denso Corp.	46,657	2,130,133
GKN plc	157,466	837,125
Goodyear Tire & Rubber Co. (The)	15,490	419,469
Johnson Controls, Inc.	37,545	1,893,770
Koito Manufacturing Co., Ltd.	9,781	294,291
NGK Spark Plug Co., Ltd.	17,000	457,348
NHK Spring Co., Ltd.	15,100	157,637
NOK Corp. (b)	9,147	275,764
Nokian Renkaat Oyj (b)	10,923	325,593
Pirelli & C S.p.A.	22,945	378,779
Stanley Electric Co., Ltd.	13,744	310,832
Sumitomo Electric Industries, Ltd.	72,361	949,707
Sumitomo Rubber Industries, Ltd.	16,401	302,856
Toyoda Gosei Co., Ltd.	6,245	139,704
Toyota Industries Corp.	15,624	895,405
Valeo S.A.	7,281	1,088,448
Yokohama Rubber Co., Ltd. (The)	19,000	196,184

		20,632,071

Automobiles—1.1%
Bayerische Motoren Werke (BMW) AG	31,764	3,975,282
Daihatsu Motor Co., Ltd. (b)	18,533	283,765
Daimler AG (b)	92,370	8,896,519
Fiat Chrysler Automobiles NV (a)	84,006	1,365,824
Ford Motor Co.	218,595	3,528,123
Fuji Heavy Industries, Ltd.	57,012	1,895,551
General Motors Co.	75,913	2,846,737
Harley-Davidson, Inc.	12,275	745,584
Honda Motor Co., Ltd. (b)	156,396	5,082,844
Isuzu Motors, Ltd.	57,200	760,895
Mazda Motor Corp.	51,500	1,046,219
Mitsubishi Motors Corp.	61,400	554,726
Nissan Motor Co., Ltd. (b)	238,449	2,431,485
Peugeot S.A. (a)	37,562	629,559
Renault S.A.	18,447	1,681,169
Suzuki Motor Corp.	34,994	1,052,721
Toyota Motor Corp. (b)	262,310	18,307,024
Volkswagen AG	2,836	731,968
Yamaha Motor Co., Ltd.	25,166	607,730

		56,423,725

Banks—4.2%
Aozora Bank, Ltd.	110,635	392,842
Australia & New Zealand Banking Group, Ltd.	264,451	7,370,336
Banca Monte dei Paschi di Siena S.p.A. (a) (b)	417,218	276,526
Banco Bilbao Vizcaya Argentaria S.A.	569,484	5,747,169
Banco Comercial Portugues S.A. - Class R (a) (b)	3,331,804	342,471
Banco de Sabadell S.A. (b)	327,251	799,715
Banco Espirito Santo S.A. (a) (c) (d)	169,954	0
Banco Popolare SC (a)	34,745	542,576
Banco Popular Espanol S.A. (b)	171,358	837,538

MIST-1

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio (formerly, AllianceBernstein Global Dynamic Allocation Portfolio)

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
Banco Santander S.A.	1,212,591	$9,119,933
Bank Hapoalim B.M.	100,592	484,347
Bank Leumi Le-Israel B.M. (a)	126,762	470,466
Bank of America Corp.	592,708	9,121,776
Bank of East Asia, Ltd.	122,800	489,186
Bank of Ireland (a)	2,639,017	1,000,988
Bank of Kyoto, Ltd. (The)	32,632	342,192
Bank of Queensland, Ltd.	34,862	365,485
Bank of Yokohama, Ltd. (The)	111,009	649,102
Bankia S.A. (a)	440,346	613,048
Bankinter S.A.	64,673	493,042
Barclays plc	1,575,417	5,652,891
BB&T Corp.	40,545	1,580,850
Bendigo and Adelaide Bank, Ltd.	43,025	410,365
BNP Paribas S.A.	101,621	6,180,370
BOC Hong Kong Holdings, Ltd.	354,500	1,261,086
CaixaBank S.A.	167,350	792,481
Chiba Bank, Ltd. (The)	70,833	520,221
Chugoku Bank, Ltd. (The)	15,798	236,199
Citigroup, Inc.	170,871	8,803,274
Comerica, Inc.	10,155	458,295
Commerzbank AG (a)	92,933	1,281,356
Commonwealth Bank of Australia	155,539	11,036,878
Credit Agricole S.A.	98,966	1,455,009
Danske Bank A/S	62,895	1,659,859
DBS Group Holdings, Ltd.	165,100	2,443,082
DNB ASA	93,754	1,509,032
Erste Group Bank AG	26,891	662,550
Fifth Third Bancorp	46,935	884,725
Fukuoka Financial Group, Inc.	73,326	377,936
Gunma Bank, Ltd. (The)	35,171	237,881
Hachijuni Bank, Ltd. (The)	38,338	270,758
Hang Seng Bank, Ltd.	73,400	1,324,093
Hiroshima Bank, Ltd. (The)	47,340	255,414
Hokuhoku Financial Group, Inc.	116,000	258,931
HSBC Holdings plc	1,837,058	15,633,689
Huntington Bancshares, Inc.	45,955	507,803
ING Groep NV (a)	370,076	5,428,043
Intesa Sanpaolo S.p.A.	1,116,463	3,788,665
Intesa Sanpaolo S.p.A. - Risparmio Shares	89,130	277,140
Iyo Bank, Ltd. (The)	23,000	273,321
Joyo Bank, Ltd. (The) (b)	62,592	322,166
JPMorgan Chase & Co.	212,000	12,842,960
KBC Groep NV (a)	24,031	1,486,944
KeyCorp	49,420	699,787
Lloyds Banking Group plc (a)	5,477,708	6,357,852
M&T Bank Corp. (b)	7,495	951,865
Mitsubishi UFJ Financial Group, Inc.	1,223,280	7,573,993
Mizrahi Tefahot Bank, Ltd. (a)	13,163	133,634
Mizuho Financial Group, Inc. (b)	2,213,860	3,894,064
National Australia Bank, Ltd.	226,957	6,644,717
Natixis S.A.	89,693	669,792
Nordea Bank AB	291,395	3,554,175
Oversea-Chinese Banking Corp., Ltd.	278,200	2,140,852
PNC Financial Services Group, Inc. (The)	30,435	2,837,759
Raiffeisen Bank International AG	11,184	156,369
Regions Financial Corp.	77,615	733,462

Banks—(Continued)
Resona Holdings, Inc.	211,726	1,052,562
Royal Bank of Scotland Group plc (a)	242,564	1,220,171
Seven Bank, Ltd.	57,128	282,131
Shinsei Bank, Ltd. (b)	158,300	315,059
Shizuoka Bank, Ltd. (The) (b)	50,824	507,839
Skandinaviska Enskilda Banken AB - Class A	145,724	1,704,667
Societe Generale S.A.	69,521	3,361,162
Standard Chartered plc	236,969	3,836,939
Sumitomo Mitsui Financial Group, Inc. (b)	122,150	4,680,699
Sumitomo Mitsui Trust Holdings, Inc.	318,090	1,313,172
SunTrust Banks, Inc.	29,900	1,228,591
Suruga Bank, Ltd.	17,000	353,130
Svenska Handelsbanken AB - A Shares	47,885	2,161,233
Swedbank AB - A Shares (b)	86,878	2,076,482
U.S. Bancorp	101,535	4,434,033
UniCredit S.p.A.	421,233	2,857,138
Unione di Banche Italiane SCPA	81,676	637,598
United Overseas Bank, Ltd.	124,400	2,082,545
Wells Fargo & Co. (e)	267,710	14,563,424
Westpac Banking Corp.	298,262	8,923,335
Yamaguchi Financial Group, Inc. (b)	20,000	230,345
Zions Bancorporation	11,360	306,720

		224,050,301

Beverages—1.0%
Anheuser-Busch InBev NV	77,143	9,436,560
Asahi Group Holdings, Ltd.	37,163	1,180,833
Brown-Forman Corp. - Class B (b)	8,927	806,554
Carlsberg A/S - Class B	10,304	850,843
Coca-Cola Amatil, Ltd.	54,602	447,472
Coca-Cola Co. (The) (e)	222,510	9,022,780
Coca-Cola Enterprises, Inc.	12,690	560,898
Coca-Cola HBC AG (a)	19,325	346,904
Constellation Brands, Inc. - Class A (a)	9,475	1,101,090
Diageo plc	241,014	6,645,528
Dr Pepper Snapple Group, Inc.	10,940	858,571
Heineken Holding NV	9,688	667,609
Heineken NV	22,104	1,687,870
Kirin Holdings Co., Ltd.	78,148	1,026,478
Molson Coors Brewing Co. - Class B	9,005	670,422
Monster Beverage Corp. (a)	8,080	1,118,232
PepsiCo, Inc.	84,925	8,120,528
Pernod-Ricard S.A.	20,371	2,403,863
Remy Cointreau S.A.	2,384	175,577
SABMiller plc	92,780	4,855,059
Suntory Beverage & Food, Ltd.	13,397	573,462
Treasury Wine Estates, Ltd.	61,864	240,450

		52,797,583

Biotechnology—0.7%
Actelion, Ltd. (a)	9,854	1,140,962
Alexion Pharmaceuticals, Inc. (a)	11,200	1,940,960
Amgen, Inc.	42,883	6,854,848
Biogen, Inc. (a)	13,330	5,628,459
Celgene Corp. (a)	45,040	5,192,211
CSL, Ltd.	45,529	3,188,490

MIST-2

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio (formerly, AllianceBernstein Global Dynamic Allocation Portfolio)

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Biotechnology—(Continued)
Gilead Sciences, Inc. (a)	85,220	$8,362,639
Grifols S.A.	14,312	614,533
Regeneron Pharmaceuticals, Inc. (a)	4,241	1,914,727
Vertex Pharmaceuticals, Inc. (a)	13,467	1,588,702

		36,426,531

Building Products—0.2%
Allegion plc	5,401	330,379
Asahi Glass Co., Ltd.	96,533	633,595
Assa Abloy AB - Class B	32,052	1,910,339
Cie de St-Gobain	43,590	1,912,358
Daikin Industries, Ltd.	22,491	1,506,376
Geberit AG	3,635	1,364,563
LIXIL Group Corp.	25,529	605,595
Masco Corp. (b)	20,075	536,003
TOTO, Ltd.	27,000	401,308

		9,200,516

Capital Markets—0.9%
3i Group plc	92,636	662,539
Aberdeen Asset Management plc	88,260	601,364
Affiliated Managers Group, Inc. (a)	3,205	688,370
Ameriprise Financial, Inc.	10,615	1,388,867
Bank of New York Mellon Corp. (The)	63,785	2,566,708
BlackRock, Inc.	7,110	2,601,122
Charles Schwab Corp. (The)	64,645	1,967,794
Credit Suisse Group AG (a)	146,473	3,943,307
Daiwa Securities Group, Inc.	159,135	1,254,159
Deutsche Bank AG	132,319	4,603,648
E*Trade Financial Corp. (a)	16,215	463,019
Franklin Resources, Inc.	22,141	1,136,276
Goldman Sachs Group, Inc. (The)	23,150	4,351,506
Hargreaves Lansdown plc	22,669	387,176
ICAP plc	52,491	410,153
Invesco, Ltd.	24,320	965,261
Investec plc	52,979	439,002
Julius Baer Group, Ltd. (a)	21,452	1,075,644
Legg Mason, Inc.	5,730	316,296
Macquarie Group, Ltd.	27,736	1,611,565
Mediobanca S.p.A.	57,616	552,406
Morgan Stanley	86,260	3,078,619
Nomura Holdings, Inc.	348,326	2,048,103
Northern Trust Corp.	12,490	869,929
Partners Group Holding AG	1,672	498,414
Platinum Asset Management, Ltd.	22,368	132,931
SBI Holdings, Inc.	19,389	234,932
Schroders plc	12,004	568,839
State Street Corp.	23,890	1,756,632
T. Rowe Price Group, Inc. (b)	14,790	1,197,694
UBS Group AG (a)	348,908	6,548,177

		48,920,452

Chemicals—1.3%
Air Liquide S.A.	33,057	4,252,122
Air Products & Chemicals, Inc.	10,845	1,640,632
Air Water, Inc.	14,767	264,171

Chemicals—(Continued)
Airgas, Inc.	3,760	398,974
Akzo Nobel NV	23,276	1,762,107
Arkema S.A.	6,268	494,739
Asahi Kasei Corp.	120,475	1,152,731
BASF SE	88,113	8,767,795
CF Industries Holdings, Inc.	2,860	811,325
Croda International plc	13,047	529,597
Daicel Corp.	26,442	315,710
Dow Chemical Co. (The)	63,240	3,034,255
E.I. du Pont de Nemours & Co.	51,555	3,684,636
Eastman Chemical Co.	8,380	580,399
Ecolab, Inc.	15,245	1,743,723
EMS-Chemie Holding AG	798	324,608
FMC Corp. (b)	7,440	425,940
Givaudan S.A. (a)	888	1,603,375
Hitachi Chemical Co., Ltd.	9,988	213,794
Incitec Pivot, Ltd.	158,769	490,725
International Flavors & Fragrances, Inc. (b)	4,585	538,279
Israel Chemicals, Ltd.	42,467	301,908
Israel Corp., Ltd. (The)	264	91,947
Johnson Matthey plc	19,725	989,628
JSR Corp.	17,120	296,999
K&S AG	16,546	541,082
Kaneka Corp.	25,974	183,055
Kansai Paint Co., Ltd.	22,548	410,137
Koninklijke DSM NV	16,553	924,848
Kuraray Co., Ltd.	33,005	447,436
Lanxess AG	8,851	472,229
Linde AG	17,819	3,632,746
LyondellBasell Industries NV - Class A	23,971	2,104,654
Mitsubishi Chemical Holdings Corp.	129,632	754,358
Mitsubishi Gas Chemical Co., Inc.	36,159	178,422
Mitsui Chemicals, Inc.	78,044	250,814
Monsanto Co.	29,580	3,328,933
Mosaic Co. (The)	17,880	823,553
Nippon Paint Holdings Co., Ltd. (b)	17,000	622,712
Nitto Denko Corp.	15,070	1,007,486
Novozymes A/S - B Shares	22,988	1,051,374
OCI NV (a)	8,057	249,776
Orica, Ltd. (b)	35,767	542,767
PPG Industries, Inc.	7,845	1,769,361
Praxair, Inc.	16,525	1,995,229
Sherwin-Williams Co. (The)	4,760	1,354,220
Shin-Etsu Chemical Co., Ltd.	39,389	2,574,835
Sigma-Aldrich Corp.	6,685	924,201
Sika AG	207	740,557
Solvay S.A.	5,722	827,611
Sumitomo Chemical Co., Ltd.	142,637	734,411
Symrise AG	11,831	748,323
Syngenta AG	8,918	3,033,306
Taiyo Nippon Sanso Corp. (b)	14,268	194,796
Teijin, Ltd.	89,665	304,654
Toray Industries, Inc.	140,548	1,178,467
Umicore S.A.	10,445	435,589
Yara International ASA	17,225	876,433

		69,928,494

MIST-3

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio (formerly, AllianceBernstein Global Dynamic Allocation Portfolio)

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Commercial Services & Supplies—0.2%
ADT Corp. (The) (b)	9,722	$403,657
Aggreko plc (b)	24,639	557,173
Babcock International Group plc	24,179	352,723
Brambles, Ltd.	149,990	1,313,332
Cintas Corp.	5,430	443,251
Dai Nippon Printing Co., Ltd. (b)	52,963	515,231
Edenred	19,744	492,181
G4S plc	147,932	648,823
ISS A/S (a)	8,906	280,575
Park24 Co., Ltd.	9,480	194,169
Pitney Bowes, Inc.	11,410	266,081
Republic Services, Inc.	14,185	575,344
Secom Co., Ltd.	20,129	1,345,176
Securitas AB - B Shares	29,854	428,430
Societe BIC S.A.	2,769	394,376
Stericycle, Inc. (a) (b)	4,815	676,170
Toppan Printing Co., Ltd. (b)	52,929	408,186
Tyco International plc	24,925	1,073,271
Waste Management, Inc.	24,435	1,325,110

		11,693,259

Communications Equipment—0.5%
Alcatel-Lucent (a)	269,968	1,021,672
Cisco Systems, Inc. (e)	287,400	7,910,685
F5 Networks, Inc. (a)	4,185	481,024
Harris Corp.	5,890	463,896
Juniper Networks, Inc.	22,620	510,759
Motorola Solutions, Inc.	12,400	826,708
Nokia Oyj	359,270	2,744,449
QUALCOMM, Inc.	94,505	6,552,977
Telefonaktiebolaget LM Ericsson - B Shares	291,954	3,663,979

		24,176,149

Construction & Engineering—0.2%
ACS Actividades de Construccion y Servicios S.A.	16,907	598,842
Boskalis Westminster NV	8,282	407,803
Bouygues S.A.	16,106	632,726
Chiyoda Corp. (b)	15,000	128,423
Ferrovial S.A.	39,966	849,830
Fluor Corp.	8,895	508,438
Jacobs Engineering Group, Inc. (a)	7,450	336,442
JGC Corp.	20,182	401,462
Kajima Corp.	80,151	372,597
Leighton Holdings, Ltd.	9,707	155,703
Obayashi Corp.	61,450	399,204
Quanta Services, Inc. (a)	12,185	347,638
Shimizu Corp.	56,178	380,447
Skanska AB - B Shares	36,444	815,447
Taisei Corp. (b)	98,221	555,564
Vinci S.A.	46,927	2,685,569

		9,576,135

Construction Materials—0.2%
Boral, Ltd.	74,246	360,878

Construction Materials—(Continued)
CRH plc (Dublin Exchange)	60,027	1,562,909
CRH plc (London Exchange)	10,900	282,669
Fletcher Building, Ltd.	65,581	412,395
HeidelbergCement AG	13,539	1,074,161
Holcim, Ltd. (a)	21,965	1,640,988
Imerys S.A.	3,316	243,636
James Hardie Industries plc	42,746	494,266
Lafarge S.A.	17,930	1,162,743
Martin Marietta Materials, Inc. (b)	3,512	490,978
Taiheiyo Cement Corp.	112,000	342,575
Vulcan Materials Co.	7,350	619,605

		8,687,803

Consumer Finance—0.2%
Acom Co., Ltd. (a) (b)	38,280	132,914
AEON Financial Service Co., Ltd. (b)	11,005	278,014
American Express Co.	50,780	3,966,934
Capital One Financial Corp.	31,665	2,495,835
Credit Saison Co., Ltd.	14,215	255,373
Discover Financial Services	25,985	1,464,255
Navient Corp.	23,635	480,499

		9,073,824

Containers & Packaging—0.1%
Amcor, Ltd.	115,761	1,235,134
Avery Dennison Corp.	5,200	275,132
Ball Corp.	7,770	548,873
MeadWestvaco Corp.	9,400	468,778
Owens-Illinois, Inc. (a)	9,270	216,176
Rexam plc	67,096	575,673
Sealed Air Corp.	11,895	541,936
Toyo Seikan Group Holdings, Ltd.	15,696	230,215

		4,091,917

Distributors—0.0%
Genuine Parts Co. (b)	8,615	802,832
Jardine Cycle & Carriage, Ltd.	10,200	304,876

		1,107,708

Diversified Consumer Services—0.0%
Benesse Holdings, Inc.	6,454	203,295
H&R Block, Inc.	15,455	495,642

		698,937

Diversified Financial Services—0.7%
ASX, Ltd.	18,608	585,507
Berkshire Hathaway, Inc. - Class B (a) (e)	102,820	14,838,982
CME Group, Inc.	17,785	1,684,417
Deutsche Boerse AG	18,541	1,516,232
Eurazeo S.A.	3,649	250,332
Exor S.p.A.	9,453	429,007
First Pacific Co., Ltd.	224,500	224,673
Groupe Bruxelles Lambert S.A.	7,745	641,437
Hong Kong Exchanges and Clearing, Ltd.	106,400	2,599,924
Industrivarden AB - C Shares	15,715	295,342

MIST-4

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio (formerly, AllianceBernstein Global Dynamic Allocation Portfolio)

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Financial Services—(Continued)
Intercontinental Exchange, Inc.	6,436	$1,501,326
Investment AB Kinnevik - B Shares	22,658	755,394
Investor AB - B Shares	43,697	1,740,901
Japan Exchange Group, Inc. (b)	25,123	728,754
Leucadia National Corp.	17,775	396,205
London Stock Exchange Group plc	21,635	787,924
McGraw Hill Financial, Inc.	15,315	1,583,571
Mitsubishi UFJ Lease & Finance Co., Ltd.	47,260	234,107
Moody’s Corp.	10,525	1,092,495
NASDAQ OMX Group, Inc. (The) (b)	6,570	334,676
ORIX Corp.	126,980	1,785,999
Pargesa Holding S.A.	3,017	211,647
Singapore Exchange, Ltd.	76,600	454,104
Wendel S.A.	3,064	365,257

		35,038,213

Diversified Telecommunication Services—1.1%
AT&T, Inc. (b) (e)	292,251	9,541,995
Belgacom S.A.	14,687	514,345
Bezeq The Israeli Telecommunication Corp., Ltd.	182,189	339,463
BT Group plc	780,901	5,059,331
CenturyLink, Inc. (b)	32,050	1,107,327
Deutsche Telekom AG	304,580	5,577,131
Elisa Oyj (b)	13,654	343,408
Frontier Communications Corp. (b)	56,465	398,078
HKT Trust & HKT, Ltd.	254,200	327,152
Iliad S.A.	2,522	589,224
Inmarsat plc	40,708	558,485
Koninklijke KPN NV	307,245	1,039,716
Level 3 Communications, Inc. (a)	15,714	846,042
Nippon Telegraph & Telephone Corp.	36,014	2,219,227
Orange S.A.	177,882	2,861,906
PCCW, Ltd.	389,700	237,475
Singapore Telecommunications, Ltd.	3,000	9,563
Singapore Telecommunications, Ltd.	761,400	2,422,477
Spark New Zealand, Ltd.	173,913	386,108
Swisscom AG	2,241	1,301,677
TDC A/S (b)	77,418	554,571
Telecom Italia S.p.A. (a)	969,238	1,136,336
Telecom Italia S.p.A. - Risparmio Shares	574,543	540,331
Telefonica Deutschland Holding AG (a)	57,071	329,898
Telefonica S.A.	404,163	5,751,102
Telenor ASA	72,020	1,455,559
TeliaSonera AB	228,470	1,451,887
Telstra Corp., Ltd.	417,798	2,005,048
TPG Telecom, Ltd.	26,556	184,629
Verizon Communications, Inc. (e)	233,620	11,360,941
Windstream Holdings, Inc.	33,950	251,230

		60,701,662

Electric Utilities—0.7%
American Electric Power Co., Inc.	27,550	1,549,687
AusNet Services	160,953	178,655
Cheung Kong Infrastructure Holdings, Ltd.	58,400	502,684
Chubu Electric Power Co., Inc.	61,837	738,868
Chugoku Electric Power Co., Inc. (The)	28,434	370,871

Electric Utilities—(Continued)
CLP Holdings, Ltd.	181,482	1,581,257
Contact Energy, Ltd.	34,436	153,852
Duke Energy Corp.	39,815	3,056,996
Edison International	18,345	1,146,012
EDP - Energias de Portugal S.A.	221,352	828,979
Electricite de France S.A.	23,181	556,782
Endesa S.A.	30,538	588,886
Enel S.p.A.	631,468	2,844,326
Entergy Corp.	10,125	784,586
Eversource Energy	17,765	897,488
Exelon Corp. (b)	48,424	1,627,531
FirstEnergy Corp.	23,625	828,292
Fortum Oyj	42,555	892,018
Hokuriku Electric Power Co.	16,111	213,525
Iberdrola S.A.	484,061	3,119,522
Kansai Electric Power Co., Inc. (The) (a)	67,533	644,908
Kyushu Electric Power Co., Inc. (a) (b)	40,897	396,801
Mighty River Power, Ltd.	67,154	155,404
NextEra Energy, Inc.	24,645	2,564,312
Pepco Holdings, Inc.	14,060	377,230
Pinnacle West Capital Corp.	6,150	392,063
Power Assets Holdings, Ltd.	132,900	1,351,330
PPL Corp.	37,415	1,259,389
Red Electrica Corp. S.A.	10,379	842,117
Shikoku Electric Power Co., Inc. (a)	17,152	211,431
Southern Co. (The) (b)	50,395	2,231,491
SSE plc	93,538	2,077,583
Terna Rete Elettrica Nazionale S.p.A.	143,727	632,808
Tohoku Electric Power Co., Inc.	43,438	494,148
Tokyo Electric Power Co., Inc. (a)	138,685	525,631
Xcel Energy, Inc.	28,410	988,952

		37,606,415

Electrical Equipment—0.4%
ABB, Ltd. (a)	210,959	4,475,893
Alstom S.A. (a)	20,772	639,445
AMETEK, Inc.	13,867	728,572
Eaton Corp. plc	26,838	1,823,374
Emerson Electric Co.	39,295	2,224,883
Fuji Electric Co., Ltd.	52,942	250,116
Legrand S.A.	25,484	1,373,432
Mabuchi Motor Co., Ltd.	4,800	254,627
Mitsubishi Electric Corp.	184,739	2,198,738
Nidec Corp. (b)	20,900	1,389,920
OSRAM Licht AG	8,625	428,003
Prysmian S.p.A.	19,445	400,586
Rockwell Automation, Inc.	7,745	898,342
Schneider Electric SE	50,386	3,919,210
Vestas Wind Systems A/S	21,544	891,991

		21,897,132

Electronic Equipment, Instruments & Components—0.4%
Amphenol Corp. - Class A	17,670	1,041,293
Citizen Holdings Co., Ltd. (b)	25,300	194,129
Corning, Inc.	72,740	1,649,743
FLIR Systems, Inc.	7,905	247,269

MIST-5

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio (formerly, AllianceBernstein Global Dynamic Allocation Portfolio)

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—(Continued)
Hamamatsu Photonics KK	13,668	$413,684
Hexagon AB - B Shares	24,484	870,704
Hirose Electric Co., Ltd.	3,102	401,363
Hitachi High-Technologies Corp.	6,011	183,538
Hitachi, Ltd.	463,158	3,166,527
Hoya Corp.	40,850	1,638,657
Ibiden Co., Ltd.	11,567	195,396
Japan Display, Inc. (a) (b)	34,489	124,198
Keyence Corp.	4,388	2,396,766
Kyocera Corp.	30,800	1,690,423
Murata Manufacturing Co., Ltd.	19,446	2,679,072
Nippon Electric Glass Co., Ltd.	37,602	183,809
Omron Corp.	19,666	887,516
Shimadzu Corp.	22,283	248,707
TDK Corp.	11,825	840,449
TE Connectivity, Ltd.	23,000	1,647,260
Yaskawa Electric Corp. (b)	22,000	322,447
Yokogawa Electric Corp. (b)	20,643	222,536

		21,245,486

Energy Equipment & Services—0.3%
Amec Foster Wheeler plc	37,181	498,383
Baker Hughes, Inc.	24,525	1,559,300
Cameron International Corp. (a)	11,400	514,368
Diamond Offshore Drilling, Inc.	3,715	99,525
Ensco plc - Class A	13,170	277,492
FMC Technologies, Inc. (a)	13,230	489,642
Halliburton Co.	47,950	2,104,046
Helmerich & Payne, Inc. (b)	6,105	415,567
National Oilwell Varco, Inc.	24,205	1,210,008
Noble Corp. plc (b)	14,265	203,704
Petrofac, Ltd. (b)	25,003	352,820
Saipem S.p.A. (a) (b)	25,369	258,777
Schlumberger, Ltd. (e)	73,090	6,098,630
Seadrill, Ltd. (b)	37,842	354,143
Subsea 7 S.A. (b)	26,901	231,114
Technip S.A.	9,850	596,981
Tenaris S.A.	45,256	634,721
Transocean, Ltd. (b)	19,180	281,371
Transocean, Ltd. (Swiss-Traded Shares) (b)	34,746	500,416
WorleyParsons, Ltd.	19,861	144,302

		16,825,310

Food & Staples Retailing—0.9%
Aeon Co., Ltd. (b)	60,829	668,257
Carrefour S.A.	59,928	1,997,944
Casino Guichard Perrachon S.A.	5,427	480,082
Colruyt S.A.	6,742	293,360
Costco Wholesale Corp.	24,695	3,741,169
CVS Health Corp.	65,315	6,741,161
Delhaize Group S.A.	9,906	891,420
Distribuidora Internacional de Alimentacion S.A. (b)	59,120	462,166
FamilyMart Co., Ltd.	5,614	235,058
ICA Gruppen AB (b)	7,426	249,069
J Sainsbury plc (b)	119,297	456,574

Food & Staples Retailing—(Continued)
Jeronimo Martins SGPS S.A.	24,196	304,163
Koninklijke Ahold NV	85,800	1,692,630
Kroger Co. (The)	27,480	2,106,617
Lawson, Inc.	6,276	435,688
Metro AG (b)	15,643	531,393
Seven & I Holdings Co., Ltd.	72,331	3,043,723
Sysco Corp.	33,045	1,246,788
Tesco plc	779,267	2,788,778
Wal-Mart Stores, Inc. (e)	88,974	7,318,112
Walgreens Boots Alliance, Inc.	49,595	4,199,705
Wesfarmers, Ltd.	107,387	3,588,186
Whole Foods Market, Inc.	20,300	1,057,224
WM Morrison Supermarkets plc	200,874	574,191
Woolworths, Ltd. (b)	120,866	2,707,014

		47,810,472

Food Products—1.3%
Ajinomoto Co., Inc. (b)	54,281	1,191,125
Archer-Daniels-Midland Co.	36,355	1,723,227
Aryzta AG (a)	8,362	512,375
Associated British Foods plc	34,177	1,427,853
Barry Callebaut AG (a) (b)	215	210,411
Calbee, Inc.	7,080	307,775
Campbell Soup Co. (b)	9,990	465,035
Chocoladefabriken Lindt & Spruengli AG	10	632,735
Chocoladefabriken Lindt & Spruengli AG (Participation Certifcate)	91	487,623
ConAgra Foods, Inc.	23,740	867,222
Danone S.A.	55,586	3,740,780
General Mills, Inc.	34,460	1,950,436
Golden Agri-Resources, Ltd.	676,600	209,652
Hershey Co. (The)	8,365	844,112
Hormel Foods Corp.	7,505	426,659
J.M. Smucker Co. (The)	5,785	669,498
Kellogg Co.	14,355	946,712
Kerry Group plc - Class A (Dublin Exchange)	9,082	609,994
Kerry Group plc - Class A (London Exchange)	6,107	409,380
Keurig Green Mountain, Inc. (b)	6,883	769,038
Kikkoman Corp. (b)	14,100	447,781
Kraft Foods Group, Inc.	33,423	2,911,645
McCormick & Co., Inc. (b)	7,270	560,590
Mead Johnson Nutrition Co.	11,430	1,149,058
MEIJI Holdings Co., Ltd.	5,918	722,313
Mondelez International, Inc. - Class A	94,960	3,427,106
Nestle S.A.	309,367	23,357,032
NH Foods, Ltd.	16,715	385,562
Nisshin Seifun Group, Inc.	20,400	240,242
Nissin Foods Holdings Co., Ltd.	5,634	276,639
Orkla ASA	77,914	589,375
Tate & Lyle plc	44,620	395,355
Toyo Suisan Kaisha, Ltd.	8,477	298,776
Tyson Foods, Inc. - Class A	16,450	630,035
Unilever NV	156,275	6,537,581
Unilever plc	123,127	5,135,419
WH Group, Ltd. (144A) (a)	351,300	199,908
Wilmar International, Ltd.	183,339	434,154

MIST-6

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio (formerly, AllianceBernstein Global Dynamic Allocation Portfolio)

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Food Products—(Continued)
Yakult Honsha Co., Ltd. (b)	8,492	$591,874
Yamazaki Baking Co., Ltd.	10,748	193,973

		66,886,060

Gas Utilities—0.1%
AGL Resources, Inc.	6,730	334,145
APA Group	106,242	731,830
Enagas S.A.	19,547	559,436
Gas Natural SDG S.A.	33,586	753,986
Hong Kong & China Gas Co., Ltd.	605,039	1,394,100
Osaka Gas Co., Ltd.	179,489	751,595
Snam S.p.A.	194,647	942,822
Toho Gas Co., Ltd. (b)	39,048	227,953
Tokyo Gas Co., Ltd.	222,460	1,401,039

		7,096,906

Health Care Equipment & Supplies—0.6%
Abbott Laboratories	84,700	3,924,151
Baxter International, Inc.	30,500	2,089,250
Becton Dickinson & Co.	11,677	1,676,700
Boston Scientific Corp. (a)	74,680	1,325,570
C.R. Bard, Inc.	4,185	700,360
Cochlear, Ltd. (b)	5,519	379,637
Coloplast A/S - Class B	10,710	810,467
DENTSPLY International, Inc.	7,945	404,321
Edwards Lifesciences Corp. (a)	6,030	859,034
Elekta AB - B Shares (b)	35,180	315,989
Essilor International S.A.	19,604	2,251,003
Getinge AB - B Shares (b)	19,294	477,179
Intuitive Surgical, Inc. (a)	2,020	1,020,161
Medtronic plc	79,579	6,206,366
Olympus Corp. (a)	23,006	855,040
Smith & Nephew plc	85,588	1,451,832
Sonova Holding AG	5,170	716,995
St. Jude Medical, Inc.	15,985	1,045,419
Stryker Corp.	16,870	1,556,258
Sysmex Corp.	14,000	778,169
Terumo Corp.	29,200	770,684
Varian Medical Systems, Inc. (a)	5,825	548,074
William Demant Holding A/S (a)	2,167	184,038
Zimmer Holdings, Inc.	9,535	1,120,553

		31,467,250

Health Care Providers & Services—0.7%
Aetna, Inc.	19,944	2,124,634
Alfresa Holdings Corp.	16,900	238,701
AmerisourceBergen Corp.	11,985	1,362,335
Anthem, Inc.	15,480	2,390,267
Cardinal Health, Inc.	18,930	1,708,811
Celesio AG	4,855	143,528
Cigna Corp.	14,825	1,918,948
DaVita HealthCare Partners, Inc. (a)	9,630	782,726
Express Scripts Holding Co. (a)	42,014	3,645,555
Extendicare Inc. (b)	9,650	57,220
Fresenius Medical Care AG & Co. KGaA	20,822	1,732,965

Health Care Providers & Services—(Continued)
Fresenius SE & Co. KGaA	36,310	2,168,302
HCA Holdings, Inc. (a)	17,269	1,299,147
Healthscope, Ltd.	108,007	251,220
Henry Schein, Inc. (a)	4,803	670,595
Humana, Inc.	8,700	1,548,774
Laboratory Corp. of America Holdings (a)	4,825	608,384
McKesson Corp.	13,055	2,953,041
Medipal Holdings Corp.	12,887	168,048
Miraca Holdings, Inc.	5,443	250,813
Patterson Cos., Inc.	4,780	233,216
Quest Diagnostics, Inc.	8,105	622,869
Ramsay Health Care, Ltd.	12,670	647,056
Ryman Healthcare, Ltd. (b)	35,267	206,621
Sonic Healthcare, Ltd.	36,361	564,893
Suzuken Co., Ltd.	7,441	227,250
Tenet Healthcare Corp. (a)	5,457	270,176
UnitedHealth Group, Inc.	54,800	6,482,292
Universal Health Services, Inc. - Class B	5,200	612,092

		35,890,479

Health Care Technology—0.0%
Cerner Corp. (a)	17,060	1,249,815
M3, Inc.	18,611	395,479

		1,645,294

Hotels, Restaurants & Leisure—0.6%
Accor S.A.	16,560	864,930
Carnival Corp.	25,320	1,211,309
Carnival plc	17,649	862,536
Chipotle Mexican Grill, Inc. (a)	1,815	1,180,730
Compass Group plc	160,932	2,795,040
Crown Resorts, Ltd.	34,811	353,168
Darden Restaurants, Inc.	7,375	511,382
Flight Centre Travel Group, Ltd. (b)	5,369	161,533
Galaxy Entertainment Group, Ltd.	223,771	1,011,744
Genting Singapore plc (b)	587,000	392,679
InterContinental Hotels Group plc	22,652	884,133
Marriott International, Inc. - Class A	12,275	985,928
McDonald’s Corp.	55,340	5,392,330
McDonald’s Holdings Co. Japan, Ltd. (b)	6,377	141,366
Merlin Entertainments plc (144A)	48,626	318,114
MGM China Holdings, Ltd.	90,500	170,530
Oriental Land Co., Ltd. (b)	19,440	1,473,053
Royal Caribbean Cruises, Ltd.	9,414	770,536
Sands China, Ltd.	232,135	960,420
Shangri-La Asia, Ltd.	133,200	182,772
SJM Holdings, Ltd.	189,856	247,425
Sodexo S.A.	9,088	886,772
Starbucks Corp.	42,330	4,008,651
Starwood Hotels & Resorts Worldwide, Inc.	10,765	898,877
TABCORP Holdings, Ltd.	77,907	280,928
Tatts Group, Ltd.	137,644	416,787
TUI AG	19,187	337,408
Whitbread plc	17,417	1,353,583
William Hill plc	83,947	461,370
Wyndham Worldwide Corp.	7,065	639,170

MIST-7

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio (formerly, AllianceBernstein Global Dynamic Allocation Portfolio)

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
Wynn Macau, Ltd.	148,278	$319,843
Wynn Resorts, Ltd.	4,550	572,754
Yum! Brands, Inc.	24,740	1,947,533

		32,995,334

Household Durables—0.3%
Casio Computer Co., Ltd. (b)	19,300	366,150
D.R. Horton, Inc.	18,650	531,152
Electrolux AB - Series B (b)	23,114	662,027
Garmin, Ltd. (b)	6,770	321,710
Harman International Industries, Inc.	3,830	511,803
Husqvarna AB - B Shares	38,957	281,843
Iida Group Holdings Co., Ltd.	15,479	192,489
Leggett & Platt, Inc. (b)	7,680	353,971
Lennar Corp. - Class A (b)	9,995	517,841
Mohawk Industries, Inc. (a)	3,460	642,695
Newell Rubbermaid, Inc.	15,425	602,655
Nikon Corp. (b)	32,655	438,144
Panasonic Corp.	211,828	2,781,196
Persimmon plc (a) (d)	29,342	723,481
PulteGroup, Inc.	18,980	421,925
Rinnai Corp.	3,575	265,372
Sekisui Chemical Co., Ltd.	40,915	531,349
Sekisui House, Ltd.	53,549	778,591
Sharp Corp. (a) (b)	146,178	286,349
Sony Corp. (a)	100,575	2,688,839
Techtronic Industries Co., Ltd.	131,100	443,254
Whirlpool Corp.	4,430	895,126

		15,237,962

Household Products—0.5%
Clorox Co. (The) (b)	7,215	796,464
Colgate-Palmolive Co.	48,350	3,352,589
Henkel AG & Co. KGaA	11,228	1,161,247
Kimberly-Clark Corp.	21,135	2,263,770
Procter & Gamble Co. (The) (e)	152,625	12,506,092
Reckitt Benckiser Group plc	62,345	5,343,225
Svenska Cellulosa AB SCA - B Shares	56,374	1,298,943
Unicharm Corp.	35,700	936,961

		27,659,291

Independent Power and Renewable Electricity Producers—0.0%
AES Corp. (b)	37,485	481,682
Electric Power Development Co., Ltd.	11,170	376,872
Enel Green Power S.p.A.	166,848	311,849
Meridian Energy, Ltd.	120,436	182,118
NRG Energy, Inc.	19,005	478,736

		1,831,257

Industrial Conglomerates—0.8%
3M Co.	36,545	6,028,098
Danaher Corp.	34,360	2,917,164
General Electric Co. (e)	565,545	14,031,171
Hutchison Whampoa, Ltd.	204,600	2,827,566
Keihan Electric Railway Co., Ltd.	48,000	292,735

Industrial Conglomerates—(Continued)
Keppel Corp., Ltd. (b)	139,000	909,159
Koninklijke Philips NV	91,776	2,607,019
NWS Holdings, Ltd.	143,500	241,222
Roper Industries, Inc.	5,690	978,680
Seibu Holdings, Inc.	11,513	297,735
Sembcorp Industries, Ltd.	93,600	287,019
Siemens AG	76,066	8,235,256
Smiths Group plc	37,819	626,195
Toshiba Corp. (b)	385,779	1,619,532

		41,898,551

Insurance—1.9%
ACE, Ltd.	18,940	2,111,621
Admiral Group plc	18,710	424,032
Aegon NV	174,988	1,382,422
Aflac, Inc.	25,485	1,631,295
Ageas	21,053	755,880
AIA Group, Ltd.	1,155,473	7,234,512
Allianz SE	43,794	7,609,723
Allstate Corp. (The)	24,365	1,734,057
American International Group, Inc.	80,435	4,407,034
AMP, Ltd.	283,746	1,387,232
Aon plc	16,380	1,574,446
Assicurazioni Generali S.p.A.	112,017	2,204,413
Assurant, Inc.	4,005	245,947
Aviva plc	282,773	2,263,795
AXA S.A.	174,243	4,393,827
Baloise Holding AG	4,586	606,103
Chubb Corp. (The)	13,570	1,371,927
Cincinnati Financial Corp.	8,310	442,757
CNP Assurances	16,499	288,611
Dai-ichi Life Insurance Co., Ltd. (The)	103,430	1,502,652
Delta Lloyd NV	19,123	359,558
Direct Line Insurance Group plc	143,375	677,846
Friends Life Group, Ltd.	135,205	828,163
Genworth Financial, Inc. - Class A (a) (b)	27,915	204,059
Gjensidige Forsikring ASA	19,318	333,703
Hannover Rueck SE	5,828	602,829
Hartford Financial Services Group, Inc. (The)	25,240	1,055,537
Insurance Australia Group, Ltd.	223,819	1,037,399
Legal & General Group plc	569,636	2,351,325
Lincoln National Corp.	14,640	841,214
Loews Corp.	17,140	699,826
Mapfre S.A.	88,306	322,187
Marsh & McLennan Cos., Inc.	30,650	1,719,158
Medibank Pvt, Ltd. (a)	265,179	468,011
MetLife, Inc. (f)	63,375	3,203,606
MS&AD Insurance Group Holdings (b)	48,639	1,364,778
Muenchener Rueckversicherungs-Gesellschaft AG	16,591	3,580,391
NN Group NV (a)	11,752	332,336
Old Mutual plc	470,615	1,549,280
Principal Financial Group, Inc.	15,375	789,814
Progressive Corp. (The)	30,305	824,296
Prudential Financial, Inc.	25,930	2,082,438
Prudential plc	246,207	6,096,137

MIST-8

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio (formerly, AllianceBernstein Global Dynamic Allocation Portfolio)

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
QBE Insurance Group, Ltd.	128,739	$1,274,058
RSA Insurance Group plc	96,788	603,447
Sampo Oyj - A Shares	42,886	2,167,054
SCOR SE	14,730	497,522
Sompo Japan Nipponkoa Holdings, Inc.	31,766	987,846
Sony Financial Holdings, Inc.	16,692	268,723
Standard Life plc	187,701	1,322,040
Suncorp Group, Ltd.	123,472	1,266,841
Swiss Life Holding AG (a)	3,083	762,610
Swiss Re AG	33,785	3,270,179
T&D Holdings, Inc.	55,552	765,221
Tokio Marine Holdings, Inc.	66,479	2,512,577
Torchmark Corp.	7,355	403,937
Travelers Cos., Inc. (The)	19,080	2,063,120
Tryg A/S (b)	2,005	236,240
UnipolSai S.p.A.	85,568	248,965
Unum Group	14,295	482,170
Vienna Insurance Group AG Wiener Versicherung Gruppe	3,710	164,307
XL Group plc (b)	14,965	550,712
Zurich Insurance Group AG (a)	14,337	4,856,013

		99,599,759

Internet & Catalog Retail—0.3%
Amazon.com, Inc. (a)	21,390	7,959,219
Expedia, Inc. (b)	5,585	525,716
Netflix, Inc. (a)	3,383	1,409,662
Priceline Group, Inc. (The) (a)	2,995	3,486,629
Rakuten, Inc.	76,401	1,347,858
TripAdvisor, Inc. (a)	6,305	524,387

		15,253,471

Internet Software & Services—0.7%
Akamai Technologies, Inc. (a)	10,010	711,160
eBay, Inc. (a)	63,675	3,672,774
Equinix, Inc. (b)	3,230	752,105
Facebook, Inc. - Class A (a)	117,682	9,675,226
Google, Inc. - Class A (a) (e)	16,040	8,897,388
Google, Inc. - Class C (a) (e)	16,040	8,789,920
Kakaku.com, Inc. (b)	13,954	231,462
Mixi, Inc. (b)	3,592	145,551
United Internet AG	11,800	538,012
VeriSign, Inc. (a) (b)	6,335	424,255
Yahoo Japan Corp. (b)	136,583	564,502
Yahoo!, Inc. (a)	52,095	2,314,841

		36,717,196

IT Services—0.8%
Accenture plc - Class A (b)	35,595	3,334,896
Alliance Data Systems Corp. (a)	3,150	933,188
Amadeus IT Holding S.A. - A Shares	40,792	1,749,231
AtoS	7,749	532,062
Automatic Data Processing, Inc.	27,095	2,320,416
Cap Gemini S.A.	13,792	1,132,423
Cognizant Technology Solutions Corp. - Class A (a)	34,250	2,136,857

IT Services—(Continued)
Computer Sciences Corp.	8,155	532,358
Computershare, Ltd.	45,075	435,547
Fidelity National Information Services, Inc.	16,085	1,094,745
Fiserv, Inc. (a)	14,060	1,116,364
Fujitsu, Ltd.	178,016	1,215,034
International Business Machines Corp. (e)	52,296	8,393,508
Itochu Techno-Solutions Corp.	4,600	95,414
MasterCard, Inc. - Class A	55,500	4,794,645
Nomura Research Institute, Ltd.	10,830	407,631
NTT Data Corp. (b)	12,110	527,665
Otsuka Corp.	4,600	195,797
Paychex, Inc.	18,415	913,660
Teradata Corp. (a) (b)	8,700	384,018
Total System Services, Inc.	9,295	354,604
Visa, Inc. - Class A (b)	110,960	7,257,894
Western Union Co. (The) (b)	29,820	620,554
Xerox Corp.	61,060	784,621

		41,263,132

Leisure Products—0.1%
Bandai Namco Holdings, Inc.	17,010	331,445
Hasbro, Inc. (b)	6,445	407,582
Mattel, Inc. (b)	18,945	432,893
Sankyo Co., Ltd.	4,704	167,505
Sega Sammy Holdings, Inc. (b)	17,848	260,872
Shimano, Inc.	7,641	1,137,494
Yamaha Corp.	16,100	282,144

		3,019,935

Life Sciences Tools & Services—0.1%
Agilent Technologies, Inc.	18,735	778,439
Lonza Group AG (a)	5,106	637,834
PerkinElmer, Inc.	6,290	321,670
QIAGEN NV (a)	22,311	563,001
Thermo Fisher Scientific, Inc.	22,530	3,026,680
Waters Corp. (a)	4,690	583,061

		5,910,685

Machinery—0.9%
Alfa Laval AB	30,187	593,181
Amada Co., Ltd. (b)	32,986	317,065
Andritz AG	7,010	419,200
Atlas Copco AB - A Shares	64,421	2,086,197
Atlas Copco AB - B Shares	37,384	1,104,675
Caterpillar, Inc.	35,385	2,831,862
CNH Industrial NV (b)	90,881	744,166
Cummins, Inc.	9,695	1,344,115
Deere & Co. (b)	20,215	1,772,653
Dover Corp. (b)	9,400	649,728
FANUC Corp.	18,410	4,023,076
Flowserve Corp. (b)	7,680	433,843
GEA Group AG	17,554	849,004
Hino Motors, Ltd.	25,133	358,839
Hitachi Construction Machinery Co., Ltd. (b)	10,358	181,228
IHI Corp.	132,748	622,179

MIST-9

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio (formerly, AllianceBernstein Global Dynamic Allocation Portfolio)

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Illinois Tool Works, Inc.	20,600	$2,001,084
IMI plc	26,134	493,688
Ingersoll-Rand plc	15,065	1,025,625
Joy Global, Inc. (b)	5,535	216,861
JTEKT Corp.	19,717	307,928
Kawasaki Heavy Industries, Ltd.	135,697	685,627
Komatsu, Ltd. (b)	89,587	1,761,919
Kone Oyj - Class B (b)	30,012	1,330,404
Kubota Corp.	108,359	1,716,797
Kurita Water Industries, Ltd.	9,724	235,316
Makita Corp. (b)	11,490	596,861
MAN SE	3,395	357,781
Melrose Industries plc	94,885	390,046
Metso Oyj (b)	10,930	319,091
Minebea Co., Ltd.	30,000	474,001
Mitsubishi Heavy Industries, Ltd.	291,000	1,604,904
Nabtesco Corp.	10,740	311,245
NGK Insulators, Ltd.	24,922	532,518
NSK, Ltd.	45,169	660,896
PACCAR, Inc.	19,995	1,262,484
Pall Corp.	6,020	604,348
Parker-Hannifin Corp.	8,435	1,001,909
Pentair plc (b)	10,873	683,803
Sandvik AB	102,003	1,141,094
Schindler Holding AG	1,963	320,909
Schindler Holding AG (Participation Certificate)	4,281	712,442
Sembcorp Marine, Ltd. (b)	79,700	169,316
SKF AB - B Shares	37,927	978,982
SMC Corp.	5,313	1,585,757
Snap-on, Inc.	3,310	486,769
Stanley Black & Decker, Inc.	8,840	842,982
Sulzer AG	2,324	255,431
Sumitomo Heavy Industries, Ltd.	52,676	345,377
THK Co., Ltd.	10,952	278,960
Vallourec S.A.	10,545	257,648
Volvo AB - B Shares	147,214	1,780,008
Wartsila Oyj Abp	14,245	630,986
Weir Group plc (The)	20,441	515,454
Xylem, Inc.	10,240	358,605
Yangzijiang Shipbuilding Holdings, Ltd.	179,890	165,536
Zardoya Otis S.A. (b)	16,691	215,288

		47,947,691

Marine—0.1%
AP Moeller - Maersk A/S - Class A (b)	369	749,876
AP Moeller - Maersk A/S - Class B (b)	686	1,434,510
Kuehne & Nagel International AG	5,192	771,647
Mitsui OSK Lines, Ltd. (b)	103,913	353,285
Nippon Yusen KK	153,984	443,893

		3,753,211

Media—1.1%
Altice S.A. (a)	8,318	898,272
Axel Springer SE	3,871	228,928
Cablevision Systems Corp. - Class A (b)	12,185	222,986
CBS Corp. - Class B	27,250	1,652,168

Media—(Continued)
Comcast Corp. - Class A	145,830	8,235,020
Dentsu, Inc.	20,787	891,305
DIRECTV (a)	28,345	2,412,159
Discovery Communications, Inc. - Class A (a) (b)	8,250	253,770
Discovery Communications, Inc. - Class C (a)	15,350	452,441
Eutelsat Communications S.A.	14,884	492,803
Gannett Co., Inc.	12,640	468,691
Hakuhodo DY Holdings, Inc. (b)	22,360	238,116
Interpublic Group of Cos., Inc. (The)	23,725	524,797
ITV plc	367,455	1,377,903
JCDecaux S.A.	6,470	217,304
Kabel Deutschland Holding AG (a)	2,134	277,642
Lagardere SCA	11,281	337,873
News Corp. - Class A (a)	28,021	448,616
Numericable-SFR (a)	9,343	509,500
Omnicom Group, Inc. (b)	14,185	1,106,146
Pearson plc	78,641	1,690,696
ProSiebenSat.1 Media AG	20,979	1,030,952
Publicis Groupe S.A.	17,876	1,380,199
REA Group, Ltd. (b)	5,089	186,878
Reed Elsevier NV	67,100	1,672,868
Reed Elsevier plc	109,577	1,882,205
RTL Group S.A. (Brussels Exchange)	3,657	351,711
RTL Group S.A. (Frankfurt Exchange) (a)	93	8,943
Scripps Networks Interactive, Inc. - Class A (b)	5,850	401,076
SES S.A.	29,247	1,035,202
Singapore Press Holdings, Ltd. (b)	153,000	466,883
Sky plc	99,051	1,457,565
Telenet Group Holding NV (a)	5,090	280,006
Time Warner Cable, Inc.	15,735	2,358,362
Time Warner, Inc.	48,155	4,066,208
Toho Co., Ltd.	10,894	266,617
Twenty-First Century Fox, Inc. - Class A	106,135	3,591,608
Viacom, Inc. - Class B	21,470	1,466,401
Vivendi S.A.	116,432	2,894,895
Walt Disney Co. (The)	88,979	9,333,007
Wolters Kluwer NV	28,960	946,501
WPP plc	126,394	2,866,414

		60,881,637

Metals & Mining—0.7%
Alcoa, Inc.	66,250	855,950
Allegheny Technologies, Inc.	6,035	181,110
Alumina, Ltd.	241,405	294,448
Anglo American plc	133,982	1,993,923
Antofagasta plc	37,693	406,489
ArcelorMittal (b)	95,987	903,028
BHP Billiton plc	202,619	4,399,210
BHP Billiton, Ltd.	308,109	7,175,679
Boliden AB	26,244	521,109
Fortescue Metals Group, Ltd. (b)	148,438	219,946
Freeport-McMoRan, Inc.	58,500	1,108,575
Fresnillo plc	21,130	213,294
Glencore plc (a)	1,018,500	4,287,872
Hitachi Metals, Ltd.	20,465	314,700
Iluka Resources, Ltd. (b)	39,920	257,188

MIST-10

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio (formerly, AllianceBernstein Global Dynamic Allocation Portfolio)

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Metals & Mining—(Continued)
JFE Holdings, Inc.	47,161	$1,042,067
Kobe Steel, Ltd.	296,670	548,371
Maruichi Steel Tube, Ltd. (b)	4,500	106,682
Mitsubishi Materials Corp.	106,804	359,418
Newcrest Mining, Ltd. (a)	73,081	740,821
Newmont Mining Corp.	28,035	608,640
Nippon Steel Sumitomo Metal Corp.	729,089	1,837,667
Norsk Hydro ASA	128,220	673,419
Nucor Corp.	17,940	852,688
Randgold Resources, Ltd.	8,503	590,036
Rio Tinto plc	122,073	4,986,930
Rio Tinto, Ltd.	41,804	1,812,304
Sumitomo Metal Mining Co., Ltd.	50,516	739,474
ThyssenKrupp AG	43,526	1,142,927
Voestalpine AG	10,755	393,173
Yamato Kogyo Co., Ltd.	3,700	89,519

		39,656,657

Multi-Utilities—0.5%
AGL Energy, Ltd.	53,238	615,314
Ameren Corp.	13,660	576,452
CenterPoint Energy, Inc.	24,200	493,922
Centrica plc	481,465	1,805,920
CMS Energy Corp.	15,455	539,534
Consolidated Edison, Inc.	16,445	1,003,145
Dominion Resources, Inc.	32,790	2,323,827
DTE Energy Co.	9,930	801,252
E.ON SE	191,963	2,860,155
GDF Suez	138,883	2,748,143
Integrys Energy Group, Inc.	4,490	323,370
National Grid plc	361,778	4,625,337
NiSource, Inc.	17,750	783,840
PG&E Corp.	26,545	1,408,743
Public Service Enterprise Group, Inc.	28,470	1,193,462
RWE AG	46,949	1,200,404
SCANA Corp. (b)	7,940	436,621
Sempra Energy	13,020	1,419,440
Suez Environnement Co.	28,505	489,485
TECO Energy, Inc. (b)	13,135	254,819
Veolia Environnement S.A.	40,458	765,877
Wisconsin Energy Corp. (b)	12,665	626,918

		27,295,980

Multiline Retail—0.2%
Dollar General Corp. (a)	17,080	1,287,491
Dollar Tree, Inc. (a)	11,570	938,848
Don Quijote Holdings Co., Ltd.	5,660	460,963
Family Dollar Stores, Inc.	5,410	428,688
Harvey Norman Holdings, Ltd.	49,785	168,384
Isetan Mitsukoshi Holdings, Ltd.	32,197	533,002
J Front Retailing Co., Ltd.	22,900	360,214
Kohl’s Corp.	11,525	901,831
Macy’s, Inc.	19,910	1,292,358
Marks & Spencer Group plc	156,855	1,244,334
Marui Group Co., Ltd. (b)	22,900	260,258
Next plc	14,714	1,533,064

Multiline Retail—(Continued)
Nordstrom, Inc.	8,040	645,773
Takashimaya Co., Ltd.	25,372	249,610
Target Corp.	35,690	2,929,078

		13,233,896

Oil, Gas & Consumable Fuels—2.5%
Anadarko Petroleum Corp.	28,535	2,362,983
Apache Corp.	21,595	1,302,826
BG Group plc	327,213	4,019,692
BP plc	1,767,342	11,418,790
Cabot Oil & Gas Corp.	23,490	693,660
Caltex Australia, Ltd.	12,908	343,137
Chesapeake Energy Corp. (b)	29,235	413,968
Chevron Corp.	107,100	11,243,358
Cimarex Energy Co.	4,915	565,667
ConocoPhillips	69,320	4,315,863
CONSOL Energy, Inc. (b)	12,890	359,502
Delek Group, Ltd.	464	119,529
Devon Energy Corp.	21,620	1,303,902
ENI S.p.A.	244,049	4,223,985
EOG Resources, Inc.	30,890	2,832,304
EQT Corp.	8,510	705,224
Exxon Mobil Corp. (e)	240,389	20,433,065
Galp Energia SGPS S.A.	36,856	398,092
Hess Corp.	14,770	1,002,440
Idemitsu Kosan Co., Ltd. (b)	8,400	146,401
Inpex Corp.	84,171	928,655
JX Holdings, Inc. (b)	215,024	826,111
Kinder Morgan, Inc.	95,930	4,034,816
Koninklijke Vopak NV (b)	6,746	372,801
Lundin Petroleum AB (a) (b)	20,889	286,184
Marathon Oil Corp.	37,980	991,658
Marathon Petroleum Corp.	16,005	1,638,752
Murphy Oil Corp.	9,385	437,341
Neste Oil Oyj (b)	12,432	325,996
Newfield Exploration Co. (a)	7,700	270,193
Noble Energy, Inc.	20,300	992,670
Occidental Petroleum Corp.	43,945	3,207,985
OMV AG	14,226	390,444
ONEOK, Inc. (b)	11,760	567,303
Origin Energy, Ltd.	105,877	907,405
Phillips 66	31,540	2,479,044
Pioneer Natural Resources Co.	8,065	1,318,708
QEP Resources, Inc.	9,265	193,175
Range Resources Corp. (b)	9,505	494,640
Repsol S.A.	97,153	1,806,796
Royal Dutch Shell plc - A Shares	378,242	11,240,916
Royal Dutch Shell plc - B Shares	234,118	7,273,119
Santos, Ltd.	93,846	506,202
Showa Shell Sekiyu KK	18,000	164,709
Southwestern Energy Co. (a) (b)	19,905	461,597
Spectra Energy Corp.	37,720	1,364,333
Statoil ASA (b)	107,065	1,891,688
Tesoro Corp.	7,225	659,570
TonenGeneral Sekiyu KK	26,150	225,405
Total S.A.	205,347	10,216,288

MIST-11

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio (formerly, AllianceBernstein Global Dynamic Allocation Portfolio)

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Tullow Oil plc	87,107	$363,733
Valero Energy Corp.	29,715	1,890,468
Williams Cos., Inc. (The)	37,865	1,915,590
Woodside Petroleum, Ltd.	71,137	1,860,988

		130,709,671

Paper & Forest Products—0.1%
International Paper Co.	24,035	1,333,702
OJI Holdings Corp.	76,372	312,947
Stora Enso Oyj - R Shares (b)	52,469	540,574
UPM-Kymmene Oyj	51,051	993,947

		3,181,170

Personal Products—0.2%
Beiersdorf AG (b)	9,719	845,337
Estee Lauder Cos., Inc. (The) - Class A	12,720	1,057,795
Kao Corp.	49,524	2,472,607
L’Oreal S.A.	24,115	4,440,164
Shiseido Co., Ltd. (b)	34,509	613,137

		9,429,040

Pharmaceuticals—3.5%
AbbVie, Inc.	89,680	5,249,867
Actavis plc (a)	21,117	6,284,842
Astellas Pharma, Inc.	205,900	3,374,006
AstraZeneca plc	121,125	8,304,344
Bayer AG	79,333	11,920,200
Bristol-Myers Squibb Co.	93,435	6,026,557
Chugai Pharmaceutical Co., Ltd.	21,474	677,007
Daiichi Sankyo Co., Ltd. (b)	61,199	972,371
Eisai Co., Ltd. (b)	24,180	1,719,487
Eli Lilly & Co.	55,430	4,026,989
Endo International plc (a)	8,746	784,516
GlaxoSmithKline plc	465,233	10,653,802
Hisamitsu Pharmaceutical Co., Inc.	5,525	226,928
Hospira, Inc. (a)	9,440	829,210
Johnson & Johnson (e)	159,020	15,997,412
Kyowa Hakko Kirin Co., Ltd.	22,167	289,329
Mallinckrodt plc (a) (b)	6,370	806,760
Merck & Co., Inc. (e)	162,535	9,342,512
Merck KGaA	12,436	1,395,693
Mitsubishi Tanabe Pharma Corp.	21,801	374,655
Mylan NV (a) (b)	21,085	1,251,395
Novartis AG	220,673	21,822,167
Novo Nordisk A/S - Class B	192,533	10,301,779
Ono Pharmaceutical Co., Ltd.	7,934	897,829
Orion Oyj - Class B	9,591	270,477
Otsuka Holdings Co., Ltd.	37,473	1,173,613
Perrigo Co. plc	7,553	1,250,399
Pfizer, Inc.	357,406	12,434,155
Roche Holding AG	67,400	18,585,058
Sanofi	114,090	11,226,578
Santen Pharmaceutical Co., Ltd.	35,685	519,268
Shionogi & Co., Ltd.	28,698	957,573
Shire plc	56,559	4,497,591

Pharmaceuticals—(Continued)
Sumitomo Dainippon Pharma Co., Ltd. (b)	15,200	180,300
Taisho Pharmaceutical Holdings Co., Ltd.	3,039	226,393
Takeda Pharmaceutical Co., Ltd. (b)	75,750	3,786,322
Teva Pharmaceutical Industries, Ltd.	82,205	5,120,878
UCB S.A.	12,129	874,029
Zoetis, Inc.	28,240	1,307,230

		185,939,521

Professional Services—0.2%
Adecco S.A. (a)	16,356	1,362,551
ALS, Ltd. (b)	37,683	141,466
Bureau Veritas S.A.	21,327	458,371
Capita plc	63,418	1,048,376
Dun & Bradstreet Corp. (The)	2,095	268,914
Equifax, Inc.	6,815	633,795
Experian plc	94,922	1,571,992
Intertek Group plc	15,487	573,353
Nielsen NV	17,133	763,618
Randstad Holding NV	12,095	734,350
Recruit Holdings Co., Ltd.	13,853	432,803
Robert Half International, Inc.	7,720	467,214
Seek, Ltd.	31,046	403,924
SGS S.A.	528	1,010,083

		9,870,810

Real Estate Investment Trusts—3.0%
Acadia Realty Trust	7,505	261,774
Activia Properties, Inc.	25	218,575
Advance Residence Investment Corp.	142	340,614
Aedifica S.A.	1,077	72,373
AEON REIT Investment Corp.	100	143,446
Affine S.A.	600	12,224
Agree Realty Corp. (b)	1,850	60,995
Alexander’s, Inc. (b)	228	104,100
Alexandria Real Estate Equities, Inc.	7,918	776,281
Allied Properties Real Estate Investment Trust	8,570	272,551
Alstria Office REIT-AG (a) (b)	7,450	104,849
American Assets Trust, Inc.	4,150	179,612
American Campus Communities, Inc.	11,550	495,148
American Homes 4 Rent - Class A	16,574	274,300
American Realty Capital Properties, Inc.	102,150	1,006,177
American Tower Corp.	22,345	2,103,782
ANF Immobilier	750	19,842
Apartment Investment & Management Co. - Class A	25,465	1,002,302
Artis Real Estate Investment Trust	14,900	176,228
Ascendas Real Estate Investment Trust	412,800	778,458
Ashford Hospitality Trust, Inc.	10,500	101,010
Associated Estates Realty Corp. (b)	6,350	156,718
Assura plc	111,250	102,677
AvalonBay Communities, Inc.	21,934	3,821,999
Aviv REIT, Inc.	2,800	102,200
Befimmo S.A.	1,900	128,937
Beni Stabili S.p.A. SIIQ (b)	117,807	92,364
Big Yellow Group plc	15,750	151,220
BioMed Realty Trust, Inc.	22,494	509,714

MIST-12

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio (formerly, AllianceBernstein Global Dynamic Allocation Portfolio)

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
Boardwalk Real Estate Investment Trust	4,400	$204,793
Boston Properties, Inc.	25,375	3,564,680
Brandywine Realty Trust	19,726	315,221
British Land Co. plc	204,464	2,522,496
Brixmor Property Group, Inc.	16,700	443,385
BWP Trust	52,448	119,599
Calloway Real Estate Investment Trust	11,400	261,924
Camden Property Trust	9,550	746,141
Campus Crest Communities, Inc.	7,100	50,836
Canadian Apartment Properties	12,200	281,268
Canadian Real Estate Investment Trust	7,950	291,938
CapitaCommercial Trust	412,150	529,339
CapitaMall Trust	517,900	829,021
CBL & Associates Properties, Inc.	18,750	371,250
CDL Hospitality Trusts	69,450	88,809
Cedar Realty Trust, Inc.	9,300	69,657
Chambers Street Properties	26,100	205,668
Champion REIT	256,900	122,570
Charter Hall Retail	34,100	111,154
Chartwell Retirement Residences	19,050	185,905
Chatham Lodging Trust	4,050	119,111
Chesapeake Lodging Trust	6,057	204,908
Cofinimmo S.A.	1,895	222,083
Columbia Property Trust, Inc.	13,800	372,876
Cominar Real Estate Investment Trust	18,281	276,983
Corporate Office Properties Trust	10,200	299,676
Cousins Properties, Inc.	23,394	247,976
Crombie Real Estate Investment Trust	8,500	90,466
Cromwell Property Group	159,350	137,595
Crown Castle International Corp.	18,810	1,552,577
CubeSmart	17,971	434,000
Daiwa House REIT Investment Corp.	29	127,024
Daiwa House Residential Investment Corp. (b)	72	157,267
Daiwa Office Investment Corp. (b)	28	151,037
DCT Industrial Trust, Inc.	9,702	336,271
DDR Corp. (b)	33,700	627,494
Derwent London plc	11,000	557,667
Dexus Property Group	186,940	1,076,072
DiamondRock Hospitality Co.	21,550	304,502
Digital Realty Trust, Inc. (b)	14,950	986,102
Douglas Emmett, Inc.	14,814	441,605
Dream Global Real Estate Investment Trust	10,450	81,187
Dream Office Real Estate Investment Trust	11,950	248,614
Duke Realty Corp.	37,677	820,228
DuPont Fabros Technology, Inc.	7,250	236,930
EastGroup Properties, Inc. (b)	3,483	209,468
Education Realty Trust, Inc.	5,316	188,080
Empire State Realty Trust, Inc. - Class A (b)	8,929	167,954
EPR Properties	6,297	378,009
Equity Commonwealth (a)	14,209	377,249
Equity Lifestyle Properties, Inc.	8,419	462,624
Equity One, Inc.	6,826	182,186
Equity Residential	59,780	4,654,471
Essex Property Trust, Inc.	10,650	2,448,435
Eurocommercial Properties NV	4,500	206,363
Excel Trust, Inc.	6,400	89,728
Extra Space Storage, Inc.	12,050	814,218

Real Estate Investment Trusts—(Continued)
Federal Realty Investment Trust (b)	7,598	1,118,502
Federation Centres, Ltd.	294,172	679,526
FelCor Lodging Trust, Inc.	13,750	157,988
First Industrial Realty Trust, Inc.	12,100	259,303
First Potomac Realty Trust	6,450	76,691
Fonciere Des Regions (b)	6,471	640,200
Fonciere Des Regions (a) (b)	233	22,485
Fortune Real Estate Investment Trust	142,900	152,190
Franklin Street Properties Corp.	9,700	124,354
Frontier Real Estate Investment Corp.	52	247,406
Fukuoka REIT Corp. (b)	68	126,933
Gecina S.A.	6,522	882,222
General Growth Properties, Inc.	90,961	2,687,898
Getty Realty Corp.	2,750	50,050
GLP J-Reit	224	231,953
Goodman Group	356,749	1,718,857
Government Properties Income Trust (b)	7,735	176,745
GPT Group	356,888	1,239,731
Granite Real Estate Investment Trust	5,200	182,619
Great Portland Estates plc	38,000	457,094
Green REIT plc	73,000	128,720
Grivalia Properties Real Estate Investment Co.	4,301	35,092
H&R Real Estate Investment Trust	30,244	557,098
Hamborner REIT AG	5,300	58,389
Hammerson plc	161,876	1,595,748
Hansteen Holdings plc	75,750	137,252
HCP, Inc.	76,425	3,302,324
Health Care REIT, Inc.	56,445	4,366,585
Healthcare Realty Trust, Inc.	10,760	298,913
Healthcare Trust of America, Inc. - Class A (b)	13,625	379,592
Hersha Hospitality Trust	19,000	122,930
Highwoods Properties, Inc.	10,250	469,245
Home Properties, Inc.	6,300	436,527
Hospitality Properties Trust	16,500	544,335
Host Hotels & Resorts, Inc.	126,085	2,544,395
Hudson Pacific Properties, Inc.	7,200	238,968
Icade	7,487	676,202
Immobiliare Grande Distribuzione	33,446	33,382
Industrial & Infrastructure Fund Investment Corp.	33	153,583
Inland Real Estate Corp.	9,400	100,486
InnVest Real Estate Investment Trust	10,226	46,586
Intervest Offices & Warehouses	800	23,222
Intu Properties plc	189,453	977,598
Investa Office Fund	62,412	184,950
Investors Real Estate Trust	13,258	99,435
Iron Mountain, Inc. (b)	10,349	377,532
Japan Excellent, Inc.	121	157,844
Japan Hotel REIT Investment Corp.	309	219,892
Japan Logistics Fund, Inc. (b)	92	191,073
Japan Prime Realty Investment Corp.	164	564,290
Japan Real Estate Investment Corp.	260	1,222,512
Japan Retail Fund Investment Corp.	502	997,935
Kenedix Realty Investment Corp.	40	219,262
Keppel REIT	203,550	177,875
Kilroy Realty Corp.	9,534	726,205
Kimco Realty Corp.	68,488	1,838,903
Kite Realty Group Trust	9,062	255,277

MIST-13

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio (formerly, AllianceBernstein Global Dynamic Allocation Portfolio)

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
Kiwi Property Group, Ltd.	125,850	$121,760
Klepierre	36,201	1,778,370
Land Securities Group plc	162,772	3,024,472
LaSalle Hotel Properties	12,450	483,807
Lexington Realty Trust (b)	25,550	251,157
Liberty Property Trust	16,300	581,910
Link REIT (The)	473,500	2,904,664
Londonmetric Property plc	64,500	154,804
LTC Properties, Inc.	3,850	177,100
Macerich Co. (The)	25,427	2,144,259
Mack-Cali Realty Corp.	9,807	189,079
Mapletree Commercial Trust (b)	141,300	164,685
Mapletree Industrial Trust	129,600	149,081
Mapletree Logistics Trust (b)	158,100	143,335
Mercialys S.A.	4,550	115,632
Merlin Properties Socimi S.A. (a)	14,309	195,068
Mid-America Apartment Communities, Inc.	8,326	643,350
Mirvac Group	757,549	1,156,883
Morguard Real Estate Investment Trust	3,800	51,665
Mori Hills REIT Investment Corp.	144	202,890
Mori Trust Sogo REIT, Inc.	110	227,647
National Health Investors, Inc.	3,850	273,389
National Retail Properties, Inc.	14,433	591,320
New York REIT, Inc. (b)	18,050	189,164
Nieuwe Steen Investments NV	14,343	64,507
Nippon Accommodations Fund, Inc.	50	189,935
Nippon Building Fund, Inc.	286	1,404,405
Nippon Prologis REIT, Inc.	288	634,338
Nomura Real Estate Master Fund, Inc.	185	229,728
Nomura Real Estate Office Fund, Inc.	40	194,369
Northern Property Real Estate Investment Trust	3,550	66,092
Novion Property Group	451,613	860,729
Omega Healthcare Investors, Inc. (b)	15,300	620,721
Orix JREIT, Inc.	235	336,367
Paramount Group, Inc. (b)	15,874	306,368
Parkway Properties, Inc.	8,800	152,680
Pebblebrook Hotel Trust	7,850	365,575
Pennsylvania Real Estate Investment Trust	7,200	167,256
Physicians Realty Trust	7,100	125,031
Piedmont Office Realty Trust, Inc. - Class A	17,000	316,370
Plum Creek Timber Co., Inc.	9,945	432,110
Post Properties, Inc.	6,000	341,580
Premier Investment Corp.	24	138,221
Primary Health Properties plc (b)	11,694	70,199
ProLogis, Inc.	84,470	3,679,513
PS Business Parks, Inc.	2,250	186,840
Public Storage	24,196	4,769,999
Pure Industrial Real Estate Trust	20,900	83,333
Ramco-Gershenson Properties Trust	8,428	156,761
Realty Income Corp. (b)	24,466	1,262,446
Redefine International plc	107,400	93,570
Regency Centers Corp.	10,300	700,812
Retail Opportunity Investments Corp.	10,235	187,301
Retail Properties of America, Inc. - Class A	26,100	418,383
Rexford Industrial Realty, Inc.	5,950	94,070
RioCan Real Estate Investment Trust	34,588	791,137
RLJ Lodging Trust	14,600	457,126

Real Estate Investment Trusts—(Continued)
Rouse Properties, Inc. (b)	4,000	75,840
Ryman Hospitality Properties, Inc.	5,286	321,970
Sabra Health Care REIT, Inc.	6,550	217,133
Safestore Holdings plc	22,850	98,702
Saul Centers, Inc.	1,457	83,340
Scentre Group	1,082,823	3,076,559
Segro plc	152,713	944,082
Select Income REIT	7,405	185,051
Senior Housing Properties Trust	25,950	575,830
Shaftesbury plc	30,700	378,055
Silver Bay Realty Trust Corp. (b)	3,900	63,024
Simon Property Group, Inc.	51,875	10,148,825
SL Green Realty Corp.	16,340	2,097,729
Sovran Self Storage, Inc.	3,918	368,057
Spirit Realty Capital, Inc.	42,262	510,525
STAG Industrial, Inc.	7,085	166,639
Stockland	480,070	1,640,611
Strategic Hotels & Resorts, Inc. (a)	30,354	377,300
Summit Hotel Properties, Inc.	9,000	126,630
Sun Communities, Inc.	5,696	380,037
Sunstone Hotel Investors, Inc.	22,658	377,709
Suntec Real Estate Investment Trust (b)	490,150	661,614
Tanger Factory Outlet Centers, Inc.	10,600	372,802
Taubman Centers, Inc.	7,050	543,766
Terreno Realty Corp.	4,500	102,600
Tokyu REIT, Inc. (b)	102	132,272
Top REIT, Inc.	19	79,101
Tritax Big Box REIT plc	51,950	89,587
UDR, Inc.	28,200	959,646
Unibail-Rodamco SE (Amsterdam Exchange)	20	5,399
Unibail-Rodamco SE (Paris Exchange)	20,155	5,439,476
United Urban Investment Corp.	519	808,338
Universal Health Realty Income Trust (b)	1,450	81,563
Urban Edge Properties	9,850	233,445
Urstadt Biddle Properties, Inc. - Class A	2,900	66,874
Vastned Retail NV	2,057	100,833
Ventas, Inc.	53,140	3,880,283
Vornado Realty Trust	28,430	3,184,160
Warehouses De Pauw SCA	1,471	117,005
Washington Real Estate Investment Trust	7,344	202,915
Weingarten Realty Investors	12,158	437,445
Wereldhave Belgium NV	250	29,433
Wereldhave NV	3,850	258,645
Westfield Corp. (REIT)	402,253	2,918,163
Weyerhaeuser Co.	29,720	985,218
Winthrop Realty Trust	3,550	57,936
Workspace Group plc	12,800	161,791
WP Carey, Inc.	9,701	659,668
WP GLIMCHER, Inc.	20,300	337,589

		161,802,642

Real Estate Management & Development—1.0%
ADLER Real Estate AG (a)	1,850	26,703
Aeon Mall Co., Ltd.	23,847	472,605
Allreal Holding AG (a)	1,050	153,356
Azrieli Group	4,050	166,681

MIST-14

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio (formerly, AllianceBernstein Global Dynamic Allocation Portfolio)

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Management & Development—(Continued)
BUWOG AG (a) (b)	5,650	$116,061
CA Immobilien Anlagen AG (a) (b)	8,082	151,681
Capital & Counties Properties plc	80,250	476,870
CapitaLand, Ltd.	525,250	1,368,000
Castellum AB	18,150	274,508
CBRE Group, Inc. - Class A (a)	15,715	608,328
City Developments, Ltd. (b)	104,550	765,755
Citycon Oyj (a)	28,850	93,672
CK Hutchison Holdings, Ltd.	133,500	2,732,855
Conwert Immobilien Invest SE (a) (b)	6,750	84,550
Daejan Holdings plc	550	48,153
Daito Trust Construction Co., Ltd. (b)	7,044	787,983
Daiwa House Industry Co., Ltd. (b)	56,810	1,121,393
Deutsche Annington Immobilien SE	57,388	1,939,041
Deutsche Euroshop AG	5,100	253,524
Deutsche Wohnen AG	60,071	1,540,399
Development Securities plc	13,750	47,124
DIC Asset AG	3,750	37,575
Dios Fastigheter AB (b)	5,182	41,211
DO Deutsche Office AG (a)	7,150	31,128
Entra ASA (144A) (a)	6,918	71,930
Fabege AB (b)	14,600	209,399
Fastighets AB Balder - B Shares (a)	10,200	172,860
First Capital Realty, Inc. (b)	9,750	151,883
Forest City Enterprises, Inc. - Class A (a)	16,650	424,908
Global Logistic Properties, Ltd.	632,818	1,218,934
Grainger plc	45,350	138,706
Grand City Properties S.A. (a)	8,650	160,565
Hang Lung Properties, Ltd.	460,750	1,291,294
Helical Bar plc	10,950	64,019
Hemfosa Fastigheter AB (a)	4,362	99,530
Henderson Land Development Co., Ltd.	203,260	1,424,344
Hongkong Land Holdings, Ltd.	129,750	980,296
Hufvudstaden AB - A Shares (b)	12,250	168,242
Hulic Co., Ltd.	55,400	621,255
Hysan Development Co., Ltd.	129,700	567,011
IMMOFINANZ AG (a) (b)	91,491	268,876
Inmobiliaria Colonial S.A. (a)	185,209	124,851
Kerry Properties, Ltd.	132,850	462,293
Killam Properties, Inc. (b)	5,650	49,293
Klovern AB - B Shares (a)	41,400	47,913
Kungsleden AB	20,070	155,438
LEG Immobilien AG (a)	6,300	500,865
Lend Lease Group	52,629	664,861
Mitsubishi Estate Co., Ltd.	259,094	6,013,778
Mitsui Fudosan Co., Ltd.	195,468	5,744,702
Mobimo Holding AG (a)	700	165,178
New World Development Co., Ltd.	1,088,175	1,260,741
Nomura Real Estate Holdings, Inc.	25,059	452,024
Norwegian Property ASA (a)	27,250	35,177
NTT Urban Development Corp.	23,046	230,629
PSP Swiss Property AG (a)	4,409	415,493
Quintain Estates & Development plc (a)	54,050	75,747
Schroder Real Estate Investment Trust, Ltd.	57,250	52,861
Sino Land Co., Ltd.	615,850	1,000,304
Sponda Oyj	26,598	114,068
St. Modwen Properties plc	19,450	128,215

Real Estate Management & Development—(Continued)
Sumitomo Realty & Development Co., Ltd.	82,795	2,981,440
Sun Hung Kai Properties, Ltd.	326,628	5,032,512
Swire Pacific, Ltd. - Class A	60,900	824,834
Swire Properties, Ltd.	241,050	783,220
Swiss Prime Site AG (a)	11,925	1,036,282
TAG Immobilien AG (b)	12,400	171,338
Technopolis Oyj (b)	10,500	47,241
TLG Immobilien AG (a)	3,692	57,971
Tokyo Tatemono Co., Ltd.	84,450	618,904
Tokyu Fudosan Holdings Corp.	45,939	313,659
UNITE Group plc (The)	22,250	193,198
UOL Group, Ltd.	95,300	528,605
Wallenstam AB - B Shares	11,050	182,573
Wharf Holdings, Ltd. (The)	295,550	2,056,461
Wheelock & Co., Ltd.	86,800	443,641
Wihlborgs Fastigheter AB	7,300	141,110

		54,480,628

Road & Rail—0.4%
Asciano, Ltd.	92,995	448,176
Aurizon Holdings, Ltd.	204,289	752,974
Central Japan Railway Co.	13,834	2,504,999
ComfortDelGro Corp., Ltd.	194,700	409,861
CSX Corp.	56,270	1,863,662
DSV A/S	16,980	528,346
East Japan Railway Co.	32,126	2,579,628
Hankyu Hanshin Holdings, Inc.	109,000	674,611
Kansas City Southern	6,190	631,875
Keikyu Corp.	44,373	355,155
Keio Corp.	54,672	429,341
Keisei Electric Railway Co., Ltd.	25,811	320,891
Kintetsu Corp. (b)	173,710	638,247
MTR Corp., Ltd.	139,200	659,500
Nagoya Railroad Co., Ltd. (b)	81,000	323,891
Nippon Express Co., Ltd.	81,307	455,076
Norfolk Southern Corp.	17,440	1,794,925
Odakyu Electric Railway Co., Ltd. (b)	59,552	607,540
Ryder System, Inc.	3,000	284,670
Tobu Railway Co., Ltd.	97,045	460,835
Tokyu Corp.	108,569	671,022
Union Pacific Corp.	50,590	5,479,403
West Japan Railway Co.	15,798	829,527

		23,704,155

Semiconductors & Semiconductor Equipment—0.7%
Advantest Corp.	15,307	193,569
Altera Corp.	17,390	746,205
Analog Devices, Inc.	17,640	1,111,320
Applied Materials, Inc.	68,660	1,548,970
ARM Holdings plc	134,668	2,204,862
ASM Pacific Technology, Ltd.	23,000	239,608
ASML Holding NV	34,298	3,494,758
Avago Technologies, Ltd.	14,161	1,798,164
Broadcom Corp. - Class A	30,235	1,309,024
First Solar, Inc. (a)	4,270	255,303
Infineon Technologies AG	108,265	1,296,318

MIST-15

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio (formerly, AllianceBernstein Global Dynamic Allocation Portfolio)

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Intel Corp. (e)	279,070	$8,726,519
KLA-Tencor Corp.	9,270	540,348
Lam Research Corp.	9,147	642,439
Linear Technology Corp. (b)	13,380	626,184
Microchip Technology, Inc. (b)	11,230	549,147
Micron Technology, Inc. (a) (b)	60,270	1,635,125
NVIDIA Corp.	28,970	606,197
Rohm Co., Ltd.	9,278	635,599
Skyworks Solutions, Inc.	10,871	1,068,511
STMicroelectronics NV	60,770	566,424
Texas Instruments, Inc.	60,130	3,438,534
Tokyo Electron, Ltd.	16,525	1,152,221
Xilinx, Inc.	15,080	637,884

		35,023,233

Software—0.9%
Adobe Systems, Inc. (a)	26,620	1,968,283
Autodesk, Inc. (a)	12,815	751,472
CA, Inc.	18,045	588,447
Citrix Systems, Inc. (a)	9,270	592,075
COLOPL, Inc. (b)	4,741	102,377
Dassault Systemes S.A.	12,267	831,128
Electronic Arts, Inc. (a)	17,580	1,033,968
Gemalto NV (b)	7,600	606,024
GungHo Online Entertainment, Inc. (b)	38,539	151,012
Intuit, Inc.	15,995	1,550,875
Konami Corp.	9,603	179,945
Microsoft Corp. (e)	464,455	18,882,418
Nexon Co., Ltd.	12,052	128,494
NICE Systems, Ltd.	5,465	334,011
Nintendo Co., Ltd.	10,187	1,499,190
Oracle Corp. (e)	183,310	7,909,826
Oracle Corp. Japan	3,733	160,806
Red Hat, Inc. (a)	10,635	805,601
Sage Group plc (The)	103,456	715,996
Salesforce.com, Inc. (a)	32,460	2,168,653
SAP SE	88,392	6,418,642
Symantec Corp.	38,900	908,899
Trend Micro, Inc.	10,124	334,036

		48,622,178

Specialty Retail—0.7%
ABC-Mart, Inc. (b)	2,600	152,257
AutoNation, Inc. (a)	4,405	283,374
AutoZone, Inc. (a) (b)	1,835	1,251,764
Bed Bath & Beyond, Inc. (a) (b)	11,375	873,316
Best Buy Co., Inc. (b)	16,345	617,678
CarMax, Inc. (a) (b)	12,350	852,273
Dixons Carphone plc	93,613	572,768
Fast Retailing Co., Ltd. (b)	5,179	2,004,743
GameStop Corp. - Class A (b)	6,345	240,856
Gap, Inc. (The)	15,440	669,015
Hennes & Mauritz AB - B Shares	91,083	3,691,843
Hikari Tsushin, Inc.	1,600	103,841
Home Depot, Inc. (The)	75,870	8,619,591
Inditex S.A.	104,647	3,355,206

Specialty Retail—(Continued)
Kingfisher plc	227,136	1,281,764
L Brands, Inc.	13,840	1,304,974
Lowe’s Cos., Inc.	55,620	4,137,572
Nitori Holdings Co., Ltd.	6,600	447,746
O’Reilly Automotive, Inc. (a) (b)	5,865	1,268,248
Ross Stores, Inc.	11,840	1,247,462
Sanrio Co., Ltd. (b)	4,726	126,624
Shimamura Co., Ltd.	2,200	203,873
Sports Direct International plc (a)	25,741	231,727
Staples, Inc.	36,285	590,901
Tiffany & Co.	6,320	556,223
TJX Cos., Inc. (The)	39,050	2,735,452
Tractor Supply Co.	7,735	657,939
Urban Outfitters, Inc. (a) (b)	5,750	262,487
USS Co., Ltd.	21,040	364,338
Yamada Denki Co., Ltd. (b)	83,440	344,225

		39,050,080

Technology Hardware, Storage & Peripherals—1.1%
Apple, Inc. (e)	333,371	41,481,353
Brother Industries, Ltd.	22,646	360,598
Canon, Inc.	108,833	3,848,751
EMC Corp.	114,310	2,921,764
FUJIFILM Holdings Corp.	44,453	1,583,287
Hewlett-Packard Co.	105,110	3,275,227
Konica Minolta, Inc.	44,253	450,087
NEC Corp.	249,087	732,434
NetApp, Inc.	17,970	637,216
Ricoh Co., Ltd. (b)	67,478	735,449
SanDisk Corp. (b)	12,655	805,111
Seagate Technology plc (b)	18,360	955,271
Seiko Epson Corp. (b)	25,000	444,001
Western Digital Corp.	12,395	1,128,069

		59,358,618

Textiles, Apparel & Luxury Goods—0.6%
Adidas AG (b)	20,071	1,591,273
Asics Corp.	15,878	431,233
Burberry Group plc	42,668	1,095,794
Christian Dior SE	5,250	986,173
Cie Financiere Richemont S.A.	50,078	4,031,542
Coach, Inc. (b)	15,450	640,093
Fossil Group, Inc. (a)	2,599	214,288
Hanesbrands, Inc.	22,922	768,116
Hermes International	1,596	563,383
Hugo Boss AG	4,053	493,525
Kering	7,266	1,420,235
Li & Fung, Ltd.	560,300	546,552
Luxottica Group S.p.A.	16,137	1,024,504
LVMH Moet Hennessy Louis Vuitton SE	26,791	4,728,130
Michael Kors Holdings, Ltd. (a)	11,597	762,503
NIKE, Inc. - Class B	39,690	3,982,098
Pandora A/S (b)	11,062	1,008,481
PVH Corp.	4,708	501,684
Ralph Lauren Corp.	3,495	459,593
Swatch Group AG (The)	4,799	402,158

MIST-16

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio (formerly, AllianceBernstein Global Dynamic Allocation Portfolio)

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Textiles, Apparel & Luxury Goods—(Continued)
Swatch Group AG (The) - Bearer Shares	2,961	$1,254,671
Under Armour, Inc. - Class A (a) (b)	9,372	756,789
VF Corp.	19,400	1,461,014
Yue Yuen Industrial Holdings, Ltd.	71,100	252,347

		29,376,179

Thrifts & Mortgage Finance—0.0%
Hudson City Bancorp, Inc.	27,085	283,851
People’s United Financial, Inc. (b)	17,395	264,404

		548,255

Tobacco—0.6%
Altria Group, Inc.	111,725	5,588,484
British American Tobacco plc	178,822	9,238,865
Imperial Tobacco Group plc	91,817	4,030,641
Japan Tobacco, Inc.	105,527	3,334,222
Lorillard, Inc.	20,290	1,325,951
Philip Morris International, Inc. (e)	88,005	6,629,417
Reynolds American, Inc. (b)	17,380	1,197,656
Swedish Match AB	19,297	567,596

		31,912,832

Trading Companies & Distributors—0.3%
Ashtead Group plc	48,288	775,543
Brenntag AG	14,817	888,288
Bunzl plc	32,155	872,446
Fastenal Co. (b)	15,350	636,027
ITOCHU Corp. (b)	144,010	1,561,430
Marubeni Corp. (b)	157,709	912,466
Mitsubishi Corp. (b)	132,485	2,670,808
Mitsui & Co., Ltd. (b)	163,705	2,199,336
Noble Group, Ltd.	421,000	280,539
Rexel S.A.	26,748	504,596
Sumitomo Corp. (b)	107,913	1,155,497
Toyota Tsusho Corp.	20,426	541,719
Travis Perkins plc	23,783	686,986
United Rentals, Inc. (a) (b)	5,400	492,264
Wolseley plc	25,571	1,512,470
WW Grainger, Inc. (b)	3,420	806,470

		16,496,885

Transportation Infrastructure—0.1%
Abertis Infraestructuras S.A.	38,880	702,709
Aena S.A. (144A) (a)	5,769	580,054
Aeroports de Paris	2,878	344,269
Atlantia S.p.A.	39,671	1,041,550
Auckland International Airport, Ltd.	91,033	305,733
Fraport AG Frankfurt Airport Services Worldwide	3,556	212,848
Groupe Eurotunnel S.A.	44,685	640,496
Hutchison Port Holdings Trust - Class U	541,202	375,629
Kamigumi Co., Ltd.	21,677	204,803
Mitsubishi Logistics Corp.	11,300	176,353
Sydney Airport	103,798	408,473

Transportation Infrastructure—(Continued)
Transurban Group	173,742	1,258,315

		6,251,232

Water Utilities—0.0%
Severn Trent plc	22,948	700,639
United Utilities Group plc	65,416	905,184

		1,605,823

Wireless Telecommunication Services—0.4%
KDDI Corp.	167,796	3,801,607
Millicom International Cellular S.A.	6,365	460,305
NTT DoCoMo, Inc. (b)	146,563	2,546,525
SoftBank Corp.	92,232	5,361,402
StarHub, Ltd.	57,000	180,671
Tele2 AB - B Shares	30,588	365,750
Vodafone Group plc	2,542,246	8,308,165

		21,024,425

Total Common Stocks (Cost $1,836,307,327)		2,418,373,511

U.S. Treasury & Government Agencies—20.9%

Federal Agencies—1.7%
Federal Home Loan Bank
4.750%, 12/16/16	1,785,000	1,912,717
Federal Home Loan Mortgage Corp.
2.000%, 08/25/16	3,900,000	3,983,015
2.375%, 01/13/22	8,925,000	9,229,316
4.375%, 07/17/15	4,305,000	4,358,485
6.250%, 07/15/32	2,480,000	3,679,122
Federal National Mortgage Association
0.500%, 05/27/15	6,510,000	6,513,965
0.500%, 03/30/16	12,850,000	12,872,822
0.875%, 02/08/18 (b)	20,645,000	20,631,560
1.250%, 01/30/17	14,970,000	15,141,616
2.375%, 04/11/16 (b)	966,000	985,425
5.250%, 09/15/16 (b)	5,445,000	5,819,502
5.375%, 06/12/17	756,000	832,039
6.625%, 11/15/30 (b)	1,650,000	2,483,403
7.250%, 05/15/30 (b)	1,941,000	3,078,280

		91,521,267

U.S. Treasury—19.2%
U.S. Treasury Bonds
2.750%, 08/15/42	8,785,000	9,143,946
2.875%, 05/15/43	4,319,000	4,601,761
3.125%, 11/15/41	15,840,000	17,706,142
3.125%, 02/15/42	5,645,000	6,310,049
3.125%, 02/15/43	8,925,000	9,966,717
3.625%, 08/15/43	20,086,000	24,545,715
3.750%, 08/15/41	8,025,000	9,973,566
4.250%, 05/15/39	1,235,000	1,630,779

MIST-17

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio (formerly, AllianceBernstein Global Dynamic Allocation Portfolio)

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Bonds
4.375%, 05/15/40	6,650,000	$8,985,294
4.375%, 05/15/41	7,495,000	10,215,453
4.750%, 02/15/41	1,780,000	2,551,936
6.000%, 02/15/26	14,292,000	19,909,428
6.250%, 08/15/23	4,620,000	6,230,865
6.250%, 05/15/30	1,815,000	2,758,800
7.250%, 05/15/16 (g)	13,085,000	14,098,067
8.875%, 02/15/19	2,158,000	2,798,488
U.S. Treasury Inflation Indexed Notes
0.125%, 04/15/18 (h)	19,290,090	19,678,901
0.125%, 04/15/19 (h)	24,854,707	25,314,916
0.625%, 07/15/21 (h)	37,858,970	39,677,980
1.125%, 01/15/21 (h)	20,685,672	22,204,787
1.250%, 07/15/20 (h)	14,585,990	15,810,980
1.375%, 07/15/18 (h)	4,391,081	4,699,142
1.375%, 01/15/20 (h)	14,592,285	15,781,323
1.625%, 01/15/18 (h)	1,223,967	1,303,906
1.875%, 07/15/19 (h)	7,125,532	7,855,900
2.125%, 01/15/19 (h)	4,266,615	4,696,942
U.S. Treasury Notes
0.375%, 01/31/16	6,295,000	6,302,869
0.625%, 11/30/17	19,755,000	19,671,654
0.750%, 12/31/17	8,888,000	8,871,335
0.750%, 03/31/18	30,165,000	30,030,675
0.875%, 11/30/16	2,003,000	2,016,614
0.875%, 01/31/18 (i)	63,035,000	63,089,147
1.250%, 11/30/18	16,530,000	16,608,782
1.250%, 01/31/19	6,545,000	6,569,544
1.250%, 04/30/19 (b)	8,909,000	8,920,136
1.375%, 06/30/18 (b)	21,010,000	21,269,347
1.500%, 08/31/18	39,415,000	40,021,636
1.500%, 01/31/19	5,070,000	5,135,753
1.500%, 11/30/19	29,340,000	29,564,627
1.625%, 11/15/22	16,550,000	16,390,971
1.750%, 05/15/23	47,565,000	47,308,577
1.875%, 10/31/17	13,345,000	13,727,628
2.000%, 01/31/16	17,160,000	17,410,690
2.000%, 04/30/16	21,417,000	21,801,842
2.000%, 11/15/21	17,230,000	17,616,331
2.000%, 02/15/22	9,370,000	9,563,256
2.000%, 02/15/23	9,615,000	9,771,244
2.125%, 08/15/21	11,970,000	12,320,685
2.250%, 11/30/17	16,220,000	16,847,260
2.250%, 11/15/24	6,890,000	7,083,244
2.375%, 07/31/17	15,830,100	16,455,880
2.625%, 01/31/18	18,655,000	19,581,930
2.625%, 08/15/20	21,945,000	23,254,853
2.625%, 11/15/20	15,004,000	15,896,033
2.750%, 02/15/19	33,793,000	35,807,367
2.750%, 11/15/23	9,125,000	9,785,139
3.125%, 10/31/16 (b)	52,110,000	54,316,546
3.125%, 01/31/17	14,130,000	14,801,175
3.250%, 07/31/16	18,515,000	19,222,328
3.500%, 05/15/20	9,995,000	11,028,073

U.S. Treasury—(Continued)
U.S. Treasury Notes
3.625%, 02/15/20	25,218,000	27,942,729
3.625%, 02/15/21	12,065,000	13,467,556

		1,017,925,239

Total U.S. Treasury & Government Agencies (Cost $1,079,705,967)		1,109,446,506

Mutual Funds—8.0%

Investment Company Securities—8.0%
F&C Commercial Property Trust, Ltd. (b)	58,250	117,910
F&C UK Real Estate Investment, Ltd.	25,800	39,224
iShares International Developed Real Estate ETF	1,289,880	40,050,774
iShares MSCI All Country Asia ex Japan ETF (b)	1,908,800	122,163,200
Medicx Fund, Ltd.	39,933	50,335
Picton Property Income, Ltd.	53,950	57,418
SPDR S&P 500 ETF Trust (b)	1,027,166	212,037,877
Standard Life Investment Property Income Trust plc	30,540	40,096
UK Commercial Property Trust, Ltd.	48,800	66,523
Vanguard REIT ETF (b)	344,290	28,944,460
Vanguard Small-Cap ETF	170,400	20,884,224

Total Mutual Funds (Cost $421,029,435)		424,452,041

Foreign Government—4.3%

Sovereign—4.3%
Australia Government Bonds
2.750%, 04/21/24 (AUD)	1,710,000	1,352,877
5.250%, 03/15/19 (AUD)	510,000	440,349
5.750%, 05/15/21 (AUD)	2,345,000	2,172,950
6.000%, 02/15/17 (AUD)	230,000	188,914
Austria Government Bonds
3.150%, 06/20/44 (144A) (EUR)	275,000	481,459
3.400%, 11/22/22 (144A) (EUR)	1,390,000	1,859,728
4.000%, 09/15/16 (144A) (EUR)	925,000	1,055,089
4.150%, 03/15/37 (144A) (EUR)	240,000	439,714
Belgium Government Bonds
2.600%, 06/22/24 (144A) (EUR)	400,000	517,312
3.750%, 09/28/20 (144A) (EUR)	335,000	434,227
4.250%, 09/28/21 (144A) (EUR)	900,000	1,228,984
4.250%, 03/28/41 (144A) (EUR)	435,000	823,634
5.000%, 03/28/35 (144A) (EUR)	355,000	672,125
5.500%, 09/28/17 (144A) (EUR)	900,000	1,104,629
5.500%, 03/28/28 (EUR)	815,000	1,412,643
Bundesobligation
0.250%, 04/13/18 (EUR)	390,000	425,340
Bundesrepublik Deutschland
1.500%, 05/15/23 (EUR)	885,000	1,063,879

MIST-18

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio (formerly, AllianceBernstein Global Dynamic Allocation Portfolio)

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Bundesrepublik Deutschland
1.500%, 05/15/24 (EUR)	495,000	$598,301
2.000%, 01/04/22 (EUR)	1,505,000	1,840,098
2.000%, 08/15/23 (EUR)	1,170,000	1,461,519
2.500%, 01/04/21 (EUR)	2,715,000	3,353,551
2.500%, 07/04/44 (EUR)	625,000	1,018,060
3.250%, 07/04/42 (EUR)	135,000	243,086
3.750%, 01/04/17 (EUR)	3,345,000	3,850,065
4.250%, 07/04/39 (EUR)	920,000	1,817,325
5.500%, 01/04/31 (EUR)	1,505,000	2,871,264
Canadian Government Bonds
2.750%, 06/01/22 (CAD)	1,075,000	950,317
3.500%, 06/01/20 (CAD)	420,000	377,305
3.500%, 12/01/45 (CAD)	225,000	239,825
4.000%, 06/01/16 (CAD)	695,000	570,882
4.000%, 06/01/41 (CAD)	975,000	1,087,046
5.750%, 06/01/29 (CAD)	385,000	460,848
5.750%, 06/01/33 (CAD)	245,000	310,477
Denmark Government Bonds
1.500%, 11/15/23 (DKK)	5,745,000	920,863
4.000%, 11/15/15 (DKK)	500,000	73,954
4.000%, 11/15/19 (DKK)	3,690,000	634,570
4.500%, 11/15/39 (DKK)	1,645,000	446,009
Finland Government Bond
3.500%, 04/15/21 (144A) (EUR)	1,500,000	1,949,289
France Government Bond OAT
1.750%, 05/25/23 (EUR)	545,000	654,960
2.250%, 10/25/22 (EUR)	1,910,000	2,363,800
2.250%, 05/25/24 (EUR)	2,740,000	3,439,374
3.250%, 04/25/16 (EUR)	1,710,000	1,905,402
3.250%, 05/25/45 (EUR)	420,000	699,789
3.750%, 04/25/21 (EUR)	4,445,000	5,834,502
4.500%, 04/25/41 (EUR)	1,585,000	3,066,754
5.500%, 04/25/29 (EUR)	1,310,000	2,312,213
5.750%, 10/25/32 (EUR)	535,000	1,040,354
French Treasury Note BTAN
1.750%, 02/25/17 (EUR)	3,595,000	4,006,945
Ireland Government Bonds
4.500%, 04/18/20 (EUR)	415,000	541,476
5.400%, 03/13/25 (EUR)	840,000	1,303,432
Italy Buoni Poliennali Del Tesoro
3.750%, 04/15/16 (EUR)	5,285,000	5,900,306
3.750%, 03/01/21 (EUR)	5,105,000	6,443,826
3.750%, 09/01/24 (EUR)	1,250,000	1,643,732
5.000%, 08/01/39 (EUR)	1,800,000	3,044,905
5.250%, 08/01/17 (EUR)	2,605,000	3,128,579
5.250%, 11/01/29 (EUR)	3,195,000	5,056,602
5.500%, 11/01/22 (EUR)	2,270,000	3,236,396
Japan Government Five Year Bonds
0.100%, 12/20/19 (JPY)	139,400,000	1,160,786
0.200%, 06/20/17 (JPY)	271,800,000	2,273,785
0.300%, 09/20/18 (JPY)	621,850,000	5,224,276
Japan Government Ten Year Bonds
0.500%, 12/20/24 (JPY)	260,400,000	2,195,897
0.800%, 09/20/22 (JPY)	78,700,000	684,419
0.800%, 12/20/22 (JPY)	274,150,000	2,383,831

Sovereign—(Continued)
Japan Government Ten Year Bonds
0.800%, 09/20/23 (JPY)	389,900,000	3,388,494
1.700%, 03/20/17 (JPY)	1,292,250,000	11,125,547
Japan Government Thirty Year Bonds
1.800%, 09/20/43 (JPY)	337,050,000	3,112,840
1.900%, 09/20/42 (JPY)	268,850,000	2,535,870
2.300%, 03/20/40 (JPY)	363,450,000	3,683,004
Japan Government Twenty Year Bonds
1.200%, 12/20/34 (JPY)	41,550,000	351,311
1.400%, 12/20/22 (JPY)	876,300,000	7,954,716
1.500%, 03/20/33 (JPY)	90,500,000	818,056
1.700%, 12/20/31 (JPY)	561,250,000	5,261,613
1.700%, 09/20/32 (JPY)	182,400,000	1,703,350
1.700%, 09/20/33 (JPY)	470,300,000	4,364,891
2.100%, 06/20/29 (JPY)	555,050,000	5,496,788
2.100%, 12/20/29 (JPY)	144,800,000	1,434,303
2.500%, 12/21/20 (JPY)	968,350,000	9,153,760
Mexican Bonos
6.500%, 06/10/21 (MXN)	21,375,000	1,466,326
7.250%, 12/15/16 (MXN)	12,170,000	841,807
7.750%, 11/13/42 (MXN)	3,375,000	256,511
10.000%, 11/20/36 (MXN)	4,580,000	424,055
Netherlands Government Bonds
2.250%, 07/15/22 (144A) (EUR)	1,420,000	1,762,052
3.750%, 01/15/42 (144A) (EUR)	435,000	831,446
4.500%, 07/15/17 (144A) (EUR)	1,240,000	1,476,751
5.500%, 01/15/28 (EUR)	1,250,000	2,193,441
Norway Government Bond
3.000%, 03/14/24 (NOK)	3,240,000	455,572
Poland Government Bonds
5.500%, 10/25/19 (PLN)	3,610,000	1,103,053
5.750%, 04/25/29 (PLN)	1,105,000	402,955
Singapore Government Bond
2.250%, 06/01/21 (SGD)	865,000	636,137
South Africa Government Bonds
8.250%, 09/15/17 (ZAR)	12,430,000	1,056,432
10.500%, 12/21/26 (ZAR)	10,465,000	1,040,202
Spain Government Bonds
2.750%, 10/31/24 (144A) (EUR)	930,000	1,140,950
3.150%, 01/31/16 (EUR)	2,940,000	3,243,801
3.800%, 01/31/17 (EUR)	2,725,000	3,129,436
4.000%, 04/30/20 (EUR)	2,190,000	2,755,373
4.200%, 01/31/37 (EUR)	650,000	987,773
4.400%, 10/31/23 (144A) (EUR)	445,000	607,992
4.700%, 07/30/41 (EUR)	425,000	713,416
5.850%, 01/31/22 (EUR)	2,230,000	3,188,893
6.000%, 01/31/29 (EUR)	770,000	1,286,606
Sweden Government Bonds
1.500%, 11/13/23 (SEK)	3,330,000	425,186
4.500%, 08/12/15 (SEK)	660,000	77,957
5.000%, 12/01/20 (SEK)	8,685,000	1,291,231
Switzerland Government Bond
4.000%, 02/11/23 (CHF)	415,000	568,650
United Kingdom Gilt
1.750%, 01/22/17 (GBP)	1,495,000	2,270,799
1.750%, 09/07/22 (GBP)	275,000	417,500

MIST-19

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio (formerly, AllianceBernstein Global Dynamic Allocation Portfolio)

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*/ Shares	Value

Sovereign—(Continued)
United Kingdom Gilt
2.000%, 01/22/16 (GBP)	1,160,000	$1,743,367
2.250%, 09/07/23 (GBP)	2,630,000	4,130,702
2.750%, 09/07/24 (GBP)	340,000	555,503
3.250%, 01/22/44 (GBP)	2,290,000	4,063,780
3.750%, 09/07/20 (GBP)	1,395,000	2,352,636
4.250%, 09/07/39 (GBP)	2,555,000	5,211,210
4.500%, 12/07/42 (GBP)	275,000	592,795
8.000%, 06/07/21 (GBP)	1,170,000	2,435,448

Total Foreign Government (Cost $262,087,804)		227,817,135

Preferred Stocks—0.2%

Automobiles—0.1%
Bayerische Motoren Werke (BMW) AG	5,227	484,003
Porsche Automobil Holding SE	14,707	1,443,686
Volkswagen AG	15,597	4,150,557

		6,078,246

Chemicals—0.0%
FUCHS Petrolub SE (b)	6,667	266,843

Household Products—0.1%
Henkel AG & Co. KGaA	17,092	2,013,080

Total Preferred Stocks (Cost $5,948,675)		8,358,169

Rights—0.0%

Banks—0.0%
Banco Bilbao Vizcaya Argentaria S.A., Expires 04/29/15 (a)	569,484	82,053
Banco de Sabadell S.A., Expires 04/24/15 (a) (b)	327,251	83,043

		165,096

Telecommunications—0.0%
Telefonica S.A., Expires 05/06/15 (a)	404,163	65,186

Total Rights (Cost $80,684)		230,282

Short-Term Investments—24.0%

Mutual Fund—3.6%
State Street Navigator Securities Lending MET Portfolio (j)	191,887,700	191,887,700

U.S. Treasury—0.9%
U.S. Treasury Bills
0.017%, 04/30/15 (e) (k)	50,000,000	49,999,315

Repurchase Agreement—19.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/15 at 0.000% to be repurchased at $1,040,013,632 on 04/01/15, collateralized by $1,022,370,000 U.S. Government Agency Obligations with rates ranging from 1.000% - 5.355%, maturity dates ranging from 11/24/17 - 07/31/19, with a value of $1,060,818,335.	1,040,013,632	1,040,013,632

Total Short-Term Investments (Cost $1,281,900,647)		1,281,900,647

Total Investments—102.9% (Cost $4,887,060,539) (l)		5,470,578,291
Other assets and liabilities (net)—(2.9)%		(151,780,022)

Net Assets—100.0%		$5,318,798,269

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2015, the market value of securities loaned was $252,757,019 and the collateral received consisted of cash in the amount of $191,887,700 and non-cash collateral with a value of $72,465,923. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2015, these securities represent less than 0.05% of net assets.
(d)	Illiquid security. As of March 31, 2015, these securities represent 0.0% of net assets.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2015, the market value of securities pledged was $107,650,722.
(f)	Affiliated Issuer.
(g)	All or a portion of the security was pledged as collateral against open swap contracts and open forward foreign currency exchange contracts. As of March 31, 2015, the market value of securities pledged was $1,100,048.
(h)	Principal amount of security is adjusted for inflation.
(i)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2015, the market value of securities pledged was $63,054,117.
(j)	Represents investment of cash collateral received from securities on loan as of March 31, 2015.
(k)	The rate shown represents current yield to maturity.

MIST-20

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio (formerly, AllianceBernstein Global Dynamic Allocation Portfolio)

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

(l)	As of March 31, 2015, the aggregate cost of investments was $4,887,060,539. The aggregate unrealized appreciation and depreciation of investments were $718,258,295 and $(134,740,543), respectively, resulting in net unrealized appreciation of $583,517,752.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2015, the market value of 144A securities was $17,555,387, which is 0.3% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(DKK)—	Danish Krone
(ETF)—	Exchange-Traded Fund
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(PLN)—	Polish Zloty
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(ZAR)—	South African Rand

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
CAD	1,512,667	UBS AG	04/10/15	$1,194,698	$(476)
CHF	3,143,000	State Street Bank and Trust	06/18/15	3,166,738	77,707
EUR	615,546	State Street Bank and Trust	04/30/15	672,337	(10,228)
EUR	107,605,000	UBS AG	06/18/15	122,590,718	(6,766,676)
GBP	389,496	Citibank N.A.	04/23/15	594,418	(16,719)
GBP	153,626	State Street Bank and Trust	04/23/15	231,567	(3,710)
JPY	86,998,690	Barclays Bank plc	04/24/15	716,811	8,791
JPY	659,028,000	Barclays Bank plc	06/18/15	5,615,200	(114,399)

Contracts to Deliver
AUD	5,463,774	State Street Bank and Trust	05/15/15	$4,172,985	$21,702
AUD	56,801,000	Royal Bank of Scotland plc	06/18/15	43,365,859	289,447
CAD	6,397,814	State Street Bank and Trust	04/10/15	5,080,574	29,620
CAD	6,530,000	HSBC Bank USA	06/18/15	5,166,548	16,132
CHF	539,380	Deutsche Bank AG	05/13/15	538,073	(17,877)
DKK	13,970,728	Barclays Bank plc	04/24/15	2,041,724	29,914
EUR	101,422,307	Royal Bank of Scotland plc	04/30/15	110,682,671	1,588,344
EUR	2,089,668	State Street Bank and Trust	04/30/15	2,259,560	11,821
EUR	90,875,000	Bank of America N.A.	06/18/15	103,179,384	5,363,207
EUR	110,656,000	Citibank N.A.	06/18/15	126,273,213	7,165,131
EUR	15,261,000	UBS AG	06/18/15	16,418,699	(7,960)
GBP	371,495	Royal Bank of Scotland plc	04/23/15	548,652	(2,348)
GBP	14,748,444	State Street Bank and Trust	04/23/15	22,654,789	779,966
GBP	1,179,804	State Street Bank and Trust	04/23/15	1,744,976	(4,904)
GBP	464,920	State Street Bank and Trust	04/23/15	696,215	6,648
GBP	27,043,000	Barclays Bank plc	06/18/15	39,889,236	(205,256)
GBP	24,344,000	Royal Bank of Scotland plc	06/18/15	36,706,881	613,980
JPY	180,820,489	Barclays Bank plc	04/24/15	1,505,094	(3,017)
JPY	111,888,109	HSBC Bank USA	04/24/15	923,272	(9,918)
JPY	8,656,616,455	Royal Bank of Scotland plc	04/24/15	72,328,634	129,171
JPY	69,092,447	Royal Bank of Scotland plc	04/24/15	570,622	(5,635)
JPY	87,968,684	State Street Bank and Trust	04/24/15	728,839	(4,853)
JPY	659,028,000	BNP Paribas S.A.	06/18/15	5,494,899	(5,902)
JPY	6,972,029,000	Barclays Bank plc	06/18/15	57,840,778	(353,636)
MXN	47,982,283	HSBC Bank USA	04/16/15	3,204,095	60,567
NOK	3,486,507	State Street Bank and Trust	04/24/15	440,349	7,773
PLN	5,428,518	State Street Bank and Trust	04/28/15	1,407,609	(23,650)
SEK	14,053,091	State Street Bank and Trust	04/24/15	1,661,406	29,125

MIST-21

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio (formerly, AllianceBernstein Global Dynamic Allocation Portfolio)

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
SEK	47,405,000	Barclays Bank plc	06/18/15	$5,686,374	$175,232
SEK	89,876,000	Goldman Sachs International	06/18/15	10,523,801	75,127
SGD	881,173	State Street Bank and Trust	04/24/15	643,061	1,296
ZAR	26,847,163	BNP Paribas S.A.	04/17/15	2,309,630	101,599

Net Unrealized Appreciation					$9,025,136

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	06/15/15	1,073	AUD	140,364,498	$1,520,051
Brent Crude Oil Futures	04/15/15	100	USD	5,759,085	(248,085)
Brent Crude Oil Futures	10/31/18	79	USD	7,131,678	(1,514,778)
DAX Index Futures	06/19/15	157	EUR	47,971,475	(892,740)
Euro Stoxx 50 Index Futures	06/19/15	2,153	EUR	77,709,258	501,251
FTSE 100 Index Futures	06/19/15	154	GBP	10,580,471	(327,670)
Gold 100 oz. Futures	06/26/15	121	USD	14,477,948	(161,228)
MSCI EAFE Mini Index Futures	06/19/15	102	USD	9,282,719	49,771
S&P 500 E-Mini Index Futures	06/19/15	267	USD	27,256,978	254,702
TOPIX Index Futures	06/11/15	1,384	JPY	21,169,354,372	1,606,584
U.S. Treasury Long Bond Futures	06/19/15	3	USD	481,270	10,355
U.S. Treasury Note 10 Year Futures	06/19/15	381	USD	48,527,478	585,804
U.S. Treasury Ultra Long Bond Futures	06/19/15	917	USD	155,925,167	(149,792)
United Kingdom Long Gilt Bond Futures	06/26/15	1,377	GBP	166,436,801	(243,353)

Futures Contracts—Short
Canada Government Bond 10 Year Bond Futures	06/19/15	(43)	CAD	(6,105,355)	$(25,633)
Euro Bobl Futures	06/08/15	(247)	EUR	(31,909,934)	(63,737)
Euro Buxl 30 Year Bond Fututres	06/08/15	(70)	EUR	(11,584,916)	(802,442)
Euro-Bund Futures	06/08/15	(209)	EUR	(32,840,249)	(366,220)
Hang Seng Index Futures	04/29/15	(58)	HKD	(70,829,890)	(196,347)
Japanese Government 10 Year Bond Futures	06/11/15	(94)	JPY	(13,852,197,960)	112,710

Net Unrealized Depreciation					$(350,797)

Swap Agreements

OTC Total Return Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation
Receive	1M LIBOR	1.0000%	04/15/15	UBS AG	Russell 2000 Total Return Index	USD	281,328	$3,203	$—	$3,203
Pay	3M LIBOR	0.2410%	02/08/16	Citibank N.A.	S&P 400 Midcap Total Return Index	USD	160,136,452	6,649,619	—	6,649,619
Pay	3M LIBOR	1.0000%	03/18/16	Goldman Sachs International	Russell 2000 Total Return Index	USD	56,869,497	724,231	—	724,231
Pay	3M LIBOR	1.0000%	04/20/16	Goldman Sachs International	Russell 2000 Total Return Index	USD	97,743,764	1,112,823	—	1,112,823
Pay	3M LIBOR	0.2994%	04/20/16	Goldman Sachs International	S&P 400 Midcap Total Return Index	USD	9,316,922	99,378	—	99,378

Totals								$8,589,254	$—	$8,589,254

MIST-22

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio (formerly, AllianceBernstein Global Dynamic Allocation Portfolio)

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Swap Agreements—(Continued)

Securities in the amount of $4,915,024 have been received at the custodian bank as collateral for swap contracts.

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Depreciation
Pay	3M LIBOR	1.970%	03/26/25	USD	1,347,070,000	$(7,486,072)

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(USD)—	United States Dollar
(ZAR)—	South African Rand
(LIBOR)—	London Interbank Offered Rate

MIST-23

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio (formerly, AllianceBernstein Global Dynamic Allocation Portfolio)

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$28,981,437	$13,433,426	$—	$42,414,863
Air Freight & Logistics	7,462,123	5,097,505	—	12,559,628
Airlines	6,156,698	3,103,216	—	9,259,914
Auto Components	4,439,083	16,192,988	—	20,632,071
Automobiles	7,120,444	49,303,281	—	56,423,725
Banks	59,955,324	164,094,977	0	224,050,301
Beverages	22,259,075	30,538,508	—	52,797,583
Biotechnology	31,482,546	4,943,985	—	36,426,531
Building Products	866,382	8,334,134	—	9,200,516
Capital Markets	23,348,093	25,572,359	—	48,920,452
Chemicals	25,158,314	44,770,180	—	69,928,494
Commercial Services & Supplies	4,762,884	6,930,375	—	11,693,259
Communications Equipment	16,746,049	7,430,100	—	24,176,149
Construction & Engineering	1,192,518	8,383,617	—	9,576,135
Construction Materials	1,110,583	7,577,220	—	8,687,803
Consumer Finance	8,407,523	666,301	—	9,073,824
Containers & Packaging	2,050,895	2,041,022	—	4,091,917
Distributors	802,832	304,876	—	1,107,708
Diversified Consumer Services	495,642	203,295	—	698,937
Diversified Financial Services	21,431,672	13,606,541	—	35,038,213
Diversified Telecommunication Services	23,505,613	37,196,049	—	60,701,662
Electric Utilities	17,704,029	19,902,386	—	37,606,415
Electrical Equipment	5,675,171	16,221,961	—	21,897,132
Electronic Equipment, Instruments & Components	4,585,565	16,659,921	—	21,245,486
Energy Equipment & Services	13,253,653	3,571,657	—	16,825,310
Food & Staples Retailing	26,410,776	21,399,696	—	47,810,472
Food Products	17,340,373	49,545,687	—	66,886,060
Gas Utilities	334,145	6,762,761	—	7,096,906
Health Care Equipment & Supplies	22,476,217	8,991,033	—	31,467,250
Health Care Providers & Services	29,291,082	6,599,397	—	35,890,479
Health Care Technology	1,249,815	395,479	—	1,645,294
Hotels, Restaurants & Leisure	18,119,200	14,876,134	—	32,995,334
Household Durables	4,798,878	10,439,084	—	15,237,962
Household Products	18,918,915	8,740,376	—	27,659,291
Independent Power and Renewable Electricity Producers	960,418	870,839	—	1,831,257
Industrial Conglomerates	23,955,113	17,943,438	—	41,898,551
Insurance	28,438,971	71,160,788	—	99,599,759

MIST-24

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio (formerly, AllianceBernstein Global Dynamic Allocation Portfolio)

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Internet & Catalog Retail	$13,905,613	$1,347,858	$—	$15,253,471
Internet Software & Services	35,237,669	1,479,527	—	36,717,196
IT Services	34,972,328	6,290,804	—	41,263,132
Leisure Products	840,475	2,179,460	—	3,019,935
Life Sciences Tools & Services	4,709,850	1,200,835	—	5,910,685
Machinery	15,516,671	32,431,020	—	47,947,691
Marine	—	3,753,211	—	3,753,211
Media	36,993,456	23,888,181	—	60,881,637
Metals & Mining	3,606,963	36,049,694	—	39,656,657
Multi-Utilities	12,185,345	15,110,635	—	27,295,980
Multiline Retail	8,424,067	4,809,829	—	13,233,896
Oil, Gas & Consumable Fuels	70,452,605	60,257,066	—	130,709,671
Paper & Forest Products	1,333,702	1,847,468	—	3,181,170
Personal Products	1,057,795	8,371,245	—	9,429,040
Pharmaceuticals	65,591,844	120,347,677	—	185,939,521
Professional Services	2,133,541	7,737,269	—	9,870,810
Real Estate Investment Trusts	107,058,108	54,744,534	—	161,802,642
Real Estate Management & Development	1,234,412	53,246,216	—	54,480,628
Road & Rail	10,054,535	13,649,620	—	23,704,155
Semiconductors & Semiconductor Equipment	25,239,874	9,783,359	—	35,023,233
Software	37,160,517	11,461,661	—	48,622,178
Specialty Retail	26,169,125	12,880,955	—	39,050,080
Technology Hardware, Storage & Peripherals	51,204,011	8,154,607	—	59,358,618
Textiles, Apparel & Luxury Goods	9,546,178	19,830,001	—	29,376,179
Thrifts & Mortgage Finance	548,255	—	—	548,255
Tobacco	14,741,508	17,171,324	—	31,912,832
Trading Companies & Distributors	1,934,761	14,562,124	—	16,496,885
Transportation Infrastructure	580,054	5,671,178	—	6,251,232
Water Utilities	—	1,605,823	—	1,605,823
Wireless Telecommunication Services	—	21,024,425	—	21,024,425
Total Common Stocks	1,123,681,313	1,294,692,198	0	2,418,373,511
Total U.S. Treasury & Government Agencies*	—	1,109,446,506	—	1,109,446,506
Mutual Funds
Investment Company Securities	424,080,535	371,506	—	424,452,041
Total Foreign Government*	—	227,817,135	—	227,817,135
Total Preferred Stocks*	—	8,358,169	—	8,358,169
Total Rights*	230,282	—	—	230,282
Short-Term Investments
Mutual Fund	191,887,700	—	—	191,887,700
U.S. Treasury	—	49,999,315	—	49,999,315
Repurchase Agreement	—	1,040,013,632	—	1,040,013,632
Total Short-Term Investments	191,887,700	1,090,012,947	—	1,281,900,647
Total Investments	$1,739,879,830	$3,730,698,461	$0	$5,470,578,291

Collateral for Securities Loaned (Liability)	$—	$(191,887,700)	$—	$(191,887,700)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$16,582,300	$—	$16,582,300
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(7,557,164)	—	(7,557,164)
Total Forward Contracts	$—	$9,025,136	$—	$9,025,136
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$4,641,228	$—	$—	$4,641,228
Futures Contracts (Unrealized Depreciation)	(4,992,025)	—	—	(4,992,025)
Total Futures Contracts	$(350,797)	$—	$—	$(350,797)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(7,486,072)	$—	$(7,486,072)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$8,589,254	$—	$8,589,254

*	See Consolidated Schedule of Investments for additional detailed categorizations.

MIST-25

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio (formerly, AllianceBernstein Global Dynamic Allocation Portfolio)

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

Transfers from Level 1 to Level 2 in the amount of $7,007,288 were due to the application of a systematic fair valuation model factor.

As of March 31, 2015, the security designated as Level 3 was fair valued using significant unobservable inputs under procedures adopted by the Board. Such valuations were based on a review of inputs such as, but not limited to, similar securities, company specific financial information, and company specific news. For this security there was no change in the valuation techniques used since the December 31, 2014 annual report. The Level 3 security comprised 0.0% of net assets of the Portfolio. As such, the Level 3 roll forward and change in unrealized appreciation (depreciation) of the Level 3 security held at March 31, 2015 have not been presented.

MIST-26

Met Investors Series Trust

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—50.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.3%
General Dynamics Corp.	340	$46,148
Spirit AeroSystems Holdings, Inc. - Class A (a)	485	25,322
Teledyne Technologies, Inc. (a)	630	67,240

		138,710

Air Freight & Logistics—0.8%
Atlas Air Worldwide Holdings, Inc. (a)	665	28,608
bpost S.A.	2,026	56,861
Deutsche Post AG	6,090	190,511
FedEx Corp.	606	100,263
Park-Ohio Holdings Corp.	396	20,857

		397,100

Airlines—0.2%
Air New Zealand, Ltd.	13,037	26,486
Alaska Air Group, Inc.	1,135	75,114
JetBlue Airways Corp. (a)	913	17,575

		119,175

Auto Components—0.6%
Bridgestone Corp.	300	12,038
Cie Automotive S.A.	2,488	36,972
Exedy Corp.	600	14,313
FCC Co., Ltd.	2,200	34,264
Keihin Corp.	1,800	27,614
Kongsberg Automotive ASA (a)	29,173	21,508
Modine Manufacturing Co. (a)	1,070	14,413
Nexteer Automotive Group, Ltd.	28,000	28,174
NOK Corp.	1,100	33,163
Standard Motor Products, Inc.	513	21,679
Takata Corp.	1,500	16,440
Toyoda Gosei Co., Ltd.	800	17,896
Toyota Boshoku Corp.	1,600	20,036

		298,510

Automobiles—0.9%
Daimler AG	2,380	229,227
Peugeot S.A. (a)	1,006	16,861
Toyota Motor Corp.	2,700	188,438

		434,526

Banks—5.0%
Bancfirst Corp.	293	17,867
Banco Santander S.A.	7,862	59,130
Bank of Queensland, Ltd.	3,127	32,783
Berkshire Hills Bancorp, Inc.	1,414	39,168
BNC Bancorp	846	15,313
Cathay General Bancorp	1,311	37,298
Dah Sing Financial Holdings, Ltd.	2,000	11,859
DBS Group Holdings, Ltd.	4,800	71,028
DNB ASA	6,149	98,972
First Merchants Corp.	1,222	28,766
Great Southern Bancorp, Inc.	432	17,016
HSBC Holdings plc	9,007	76,651
Huntington Bancshares, Inc.	1,222	13,503

Banks—(Continued)
Iberiabank Corp.	360	22,691
Independent Bank Corp.	1,115	48,915
International Bancshares Corp.	1,902	49,509
Intesa Sanpaolo S.p.A.	19,020	64,544
Mitsubishi UFJ Financial Group, Inc.	36,900	228,468
Mizuho Financial Group, Inc.	115,700	203,510
National Penn Bancshares, Inc.	2,364	25,460
Oversea-Chinese Banking Corp., Ltd.	8,700	66,950
Pinnacle Financial Partners, Inc.	323	14,361
PNC Financial Services Group, Inc. (The)	408	38,042
Renasant Corp.	1,649	49,552
Royal Bank of Canada	3,036	182,752
Simmons First National Corp. - Class A	651	29,601
Southside Bancshares, Inc.	945	27,112
Sparebank 1 Nord Norge	2,534	12,837
Sumitomo Mitsui Financial Group, Inc.	5,500	210,756
Sydbank A/S	951	29,791
Toronto-Dominion Bank (The)	4,277	183,061
UniCredit S.p.A.	1,976	13,403
United Overseas Bank, Ltd.	3,900	65,289
Wells Fargo & Co.	6,925	376,720
WesBanco, Inc.	396	12,902

		2,475,580

Beverages—0.6%
Dr Pepper Snapple Group, Inc.	2,473	194,081
Heineken Holding NV	1,432	98,681

		292,762

Biotechnology—0.9%
AMAG Pharmaceuticals, Inc. (a)	785	42,908
Amgen, Inc.	737	117,810
Gilead Sciences, Inc. (a)	2,648	259,848
PDL BioPharma, Inc.	6,407	45,073

		465,639

Building Products—0.1%
Insteel Industries, Inc.	1,352	29,244
Patrick Industries, Inc. (a)	394	24,534

		53,778

Capital Markets—0.9%
3i Group plc	12,959	92,684
Arlington Asset Investment Corp. - Class A	1,498	36,042
Bank of New York Mellon Corp. (The)	1,886	75,893
Cowen Group, Inc. - Class A (a)	7,518	39,093
Investec plc	3,160	26,185
Morgan Stanley	3,480	124,201
Piper Jaffray Cos. (a)	773	40,551

		434,649

Chemicals—0.9%
A. Schulman, Inc.	747	36,005
Borregaard ASA	5,672	41,890
Denki Kagaku Kogyo KK	15,000	59,214

MIST-27

Met Investors Series Trust

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Chemicals—(Continued)
K&S AG	1,324	$43,297
Kuraray Co., Ltd.	7,700	104,386
Minerals Technologies, Inc.	775	56,653
Yara International ASA	2,388	121,505

		462,950

Commercial Services & Supplies—0.5%
ADT Corp. (The)	1,384	57,464
Deluxe Corp.	456	31,592
Downer EDI, Ltd.	3,926	13,337
Multi-Color Corp.	303	21,007
Pitney Bowes, Inc.	3,212	74,904
Transcontinental, Inc. - Class A	1,015	14,024
Transfield Services, Ltd. (a)	9,742	10,057
West Corp.	979	33,021

		255,406

Communications Equipment—0.5%
ARRIS Group, Inc. (a)	1,329	38,401
Brocade Communications Systems, Inc.	5,193	61,615
Cisco Systems, Inc.	4,522	124,468
Comtech Telecommunications Corp.	389	11,262

		235,746

Construction & Engineering—0.5%
ACS Actividades de Construccion y Servicios S.A.	1,160	41,087
Boskalis Westminster NV	1,638	80,655
Galliford Try plc	2,087	44,096
Peab AB	5,617	44,268
Tutor Perini Corp. (a)	1,032	24,097
Veidekke ASA	2,311	27,103

		261,306

Consumer Finance—0.3%
Capital One Financial Corp.	909	71,647
Nelnet, Inc. - Class A	992	46,942
Springleaf Holdings, Inc. (a)	366	18,948

		137,537

Containers & Packaging—0.0%
Smurfit Kappa Group plc	490	13,750

Diversified Consumer Services—0.1%
DeVry Education Group, Inc.	357	11,910
EnerCare, Inc.	1,110	13,365
Service Corp. International	530	13,806

		39,081

Diversified Financial Services—0.4%
Berkshire Hathaway, Inc. - Class B (a)	137	19,772
CME Group, Inc.	386	36,558
Heartland New Zealand, Ltd.	13,369	12,789
Voya Financial, Inc.	3,147	135,667

		204,786

Diversified Telecommunication Services—2.2%
AT&T, Inc.	9,273	302,764
BCE, Inc.	1,508	63,842
BT Group plc	23,401	151,611
CenturyLink, Inc.	5,386	186,086
Consolidated Communications Holdings, Inc.	1,948	39,739
Frontier Communications Corp.	5,430	38,282
General Communication, Inc. - Class A (a)	2,142	33,758
IDT Corp. - Class B	1,360	24,140
Iridium Communications, Inc. (a)	1,969	19,119
Orange S.A.	11,308	181,932
PCCW, Ltd.	53,000	32,297
Telefonica S.A.	2,612	37,168

		1,110,738

Electric Utilities—2.3%
American Electric Power Co., Inc.	1,370	77,063
Duke Energy Corp.	2,859	219,514
Entergy Corp.	1,103	85,471
Exelon Corp.	6,137	206,265
Iberdrola S.A.	16,395	105,657
NextEra Energy, Inc.	2,064	214,759
Portland General Electric Co.	815	30,228
Southern Co. (The)	4,645	205,681

		1,144,638

Electrical Equipment—0.0%
Fujikura, Ltd.	3,000	13,146

Electronic Equipment, Instruments & Components—1.2%
Arrow Electronics, Inc. (a)	1,536	93,927
Austria Technologie & Systemtechnik AG	1,734	27,212
CDW Corp.	1,270	47,295
Citizen Holdings Co., Ltd.	5,300	40,667
Corning, Inc.	1,427	32,364
E2V Technologies plc	4,528	12,946
Flextronics International, Ltd. (a)	1,071	13,575
Hitachi, Ltd.	29,000	198,268
Jabil Circuit, Inc.	737	17,231
Sanmina Corp. (a)	569	13,764
SYNNEX Corp.	665	51,371
Taiyo Yuden Co., Ltd.	1,700	24,794
Wasion Group Holdings, Ltd.	16,000	19,298

		592,712

Energy Equipment & Services—0.2%
Atwood Oceanics, Inc.	617	17,344
BW Offshore, Ltd.	21,433	14,823
Helix Energy Solutions Group, Inc. (a)	2,406	35,994
Seadrill, Ltd.	4,810	45,014

		113,175

Food & Staples Retailing—1.2%
CVS Health Corp.	2,661	274,642
Delhaize Group S.A.	1,057	95,117
George Weston, Ltd.	157	12,436

MIST-28

Met Investors Series Trust

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Food & Staples Retailing—(Continued)
Ingles Markets, Inc. - Class A	720	$35,626
Kroger Co. (The)	1,526	116,983
Rallye S.A.	1,123	42,131

		576,935

Food Products—1.2%
Archer-Daniels-Midland Co.	4,299	203,773
Aryzta AG (a)	255	15,847
Bunge, Ltd.	880	72,477
Cal-Maine Foods, Inc.	1,264	49,372
John B Sanfilippo & Son, Inc.	857	36,937
Leroy Seafood Group ASA	1,028	29,979
Pilgrim’s Pride Corp.	606	13,689
Sanderson Farms, Inc.	751	59,817
Tassal Group, Ltd.	6,685	17,271
Tyson Foods, Inc. - Class A	2,836	108,619

		607,781

Gas Utilities—0.3%
Atmos Energy Corp.	811	44,848
UGI Corp.	2,767	90,177

		135,025

Health Care Equipment & Supplies—0.0%
Inogen, Inc. (a)	636	20,346

Health Care Providers & Services—2.7%
Aetna, Inc.	2,119	225,737
Amsurg Corp. (a)	641	39,434
Anthem, Inc.	1,478	228,218
Cardinal Health, Inc.	990	89,367
Centene Corp. (a)	218	15,411
Cigna Corp.	1,748	226,261
HealthSouth Corp.	696	30,875
Kindred Healthcare, Inc.	691	16,439
LifePoint Hospitals, Inc. (a)	272	19,978
Providence Service Corp. (The) (a)	618	32,828
Quest Diagnostics, Inc.	2,665	204,805
Triple-S Management Corp. - Class B (a)	1,818	36,142
UnitedHealth Group, Inc.	1,496	176,962

		1,342,457

Hotels, Restaurants & Leisure—0.4%
Carnival plc	1,742	85,134
Echo Entertainment Group, Ltd.	15,014	51,507
Marriott Vacations Worldwide Corp.	254	20,587
Royal Caribbean Cruises, Ltd.	244	19,971
Spirit Pub Co. plc	25,378	42,764

		219,963

Household Durables—0.8%
Barratt Developments plc	8,923	69,872
Bellway plc	1,413	41,494
Berkeley Group Holdings plc	1,276	49,702
Libbey, Inc.	761	30,372

Household Durables—(Continued)
Persimmon plc (a)	4,150	102,326
Tamron Co., Ltd.	1,500	32,339
Taylor Wimpey plc	31,555	72,450

		398,555

Household Products—0.1%
HRG Group, Inc. (a)	3,660	45,677

Industrial Conglomerates—0.2%
3M Co.	620	102,269
General Electric Co.	519	12,876

		115,145

Insurance—3.3%
ACE, Ltd.	1,856	206,926
Allstate Corp. (The)	2,887	205,468
American International Group, Inc.	1,528	83,719
Aviva plc	2,268	18,157
Direct Line Insurance Group plc	13,585	64,227
Endurance Specialty Holdings, Ltd.	992	60,651
Everest Re Group, Ltd.	1,055	183,570
Federated National Holding Co.	525	16,065
MetLife, Inc. (d)	680	34,374
Muenchener Rueckversicherungs-Gesellschaft AG	256	55,246
Navigators Group, Inc. (The) (a)	299	23,274
Reinsurance Group of America, Inc.	1,069	99,620
Selective Insurance Group, Inc.	746	21,671
Swiss Re AG	1,683	162,904
Travelers Cos., Inc. (The)	1,961	212,043
Zurich Insurance Group AG (a)	565	191,368

		1,639,283

Internet Software & Services—0.4%
Dice Holdings, Inc. (a)	3,408	30,399
Facebook, Inc. - Class A (a)	606	49,822
Google, Inc. - Class A (a)	35	19,415
j2 Global, Inc.	1,400	91,952

		191,588

IT Services—1.3%
Atea ASA	2,196	24,738
Bechtle AG	562	40,146
Booz Allen Hamilton Holding Corp.	1,270	36,754
Cardtronics, Inc. (a)	1,102	41,435
CGI Group, Inc. - Class A (a)	315	13,361
Convergys Corp.	2,852	65,225
Euronet Worldwide, Inc. (a)	622	36,543
Itochu Techno-Solutions Corp.	800	16,594
NeuStar, Inc. - Class A (a)	1,765	43,454
NS Solutions Corp.	1,200	37,049
Science Applications International Corp.	570	29,270
Sykes Enterprises, Inc. (a)	1,848	45,923
Western Union Co. (The)	9,835	204,666

		635,158

MIST-29

Met Investors Series Trust

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—1.4%
American Railcar Industries, Inc.	827	$41,127
CKD Corp.	4,000	37,527
Duerr AG	473	52,129
FreightCar America, Inc.	859	26,998
GLORY, Ltd.	500	13,949
Greenbrier Cos., Inc.	804	46,632
Illinois Tool Works, Inc.	287	27,879
Kadant, Inc.	486	25,568
Krones AG	624	64,968
Lydall, Inc. (a)	424	13,449
Mitsui Engineering & Shipbuilding Co., Ltd.	9,000	15,368
Mueller Industries, Inc.	861	31,108
PACCAR, Inc.	2,227	140,613
Standex International Corp.	244	20,040
Trinity Industries, Inc.	2,909	103,299
Valmet Oyj	991	11,884
Vesuvius plc	1,930	13,993
Wacker Neuson SE	759	18,989

		705,520

Marine—0.2%
DFDS A/S	190	20,198
Kawasaki Kisen Kaisha, Ltd.	5,000	13,453
Matson, Inc.	981	41,359
Orient Overseas International, Ltd.	7,000	42,573

		117,583

Media—2.6%
AMC Entertainment Holdings, Inc. - Class A	811	28,783
APN News & Media, Ltd. (a)	18,777	14,181
Cablevision Systems Corp. - Class A	2,137	39,107
Comcast Corp. - Class A	5,075	286,585
Comcast Corp. - Special Class A	3,156	176,941
Eros International plc (a)	1,960	34,241
Gannett Co., Inc.	2,585	95,852
John Wiley & Sons, Inc. - Class A	259	15,835
Lagardere SCA	1,715	51,365
Nippon Television Holdings, Inc.	2,000	33,343
Thomson Reuters Corp.	4,474	181,390
TV Tokyo Holdings Corp.	600	11,020
Walt Disney Co. (The)	3,052	320,124

		1,288,767

Metals & Mining—1.1%
Aichi Steel Corp.	7,000	33,259
Alcoa, Inc.	8,065	104,200
APERAM S.A. (a)	625	25,095
Boliden AB	4,879	96,879
Century Aluminum Co. (a)	591	8,156
Compass Minerals International, Inc.	163	15,193
Evolution Mining, Ltd.	18,796	12,223
Evraz plc	12,267	34,032
Handy & Harman, Ltd. (a)	393	16,137
JFE Holdings, Inc.	800	17,677
Kaiser Aluminum Corp.	622	47,825

Metals & Mining—(Continued)
Norsk Hydro ASA	9,181	48,219
Northern Star Resources, Ltd.	16,724	29,114
NV Bekaert S.A.	556	15,004
Sumitomo Metal Mining Co., Ltd.	2,000	29,277

		532,290

Multi-Utilities—0.5%
Dominion Resources, Inc.	513	36,356
National Grid plc	13,109	167,599
SCANA Corp.	921	50,646

		254,601

Multiline Retail—0.8%
Canadian Tire Corp., Ltd. - Class A	740	75,388
Kohl’s Corp.	1,278	100,004
Macy’s, Inc.	707	45,891
Target Corp.	2,018	165,617

		386,900

Oil, Gas & Consumable Fuels—1.5%
BW LPG, Ltd. (144A)	4,001	32,229
Caltex Australia, Ltd.	2,062	54,815
DHT Holdings, Inc.	1,804	12,592
ERG S.p.A.	2,886	37,738
Euronav NV (a)	2,548	30,131
Exxon Mobil Corp.	1,177	100,045
Green Plains, Inc.	1,865	53,246
Navigator Holdings, Ltd. (a)	1,957	37,379
Panhandle Oil and Gas, Inc. - Class A	1,419	28,082
PBF Energy, Inc. - Class A	1,127	38,228
REX American Resources Corp. (a)	540	32,837
Royal Dutch Shell plc - A Shares	1,225	36,582
Ship Finance International, Ltd.	3,042	45,021
Teekay Tankers, Ltd. - Class A	2,550	14,637
Tesoro Corp.	587	53,587
Valero Energy Corp.	1,553	98,802
Westmoreland Coal Co. (a)	1,241	33,209

		739,160

Paper & Forest Products—0.4%
Canfor Pulp Products, Inc.	988	11,678
Holmen AB - B Shares	1,799	60,772
Stora Enso Oyj - R Shares	1,350	13,916
UPM-Kymmene Oyj	5,956	115,962
Western Forest Products, Inc.	6,956	10,819

		213,147

Personal Products—0.1%
Revlon, Inc. - Class A (a)	745	30,694
USANA Health Sciences, Inc. (a)	127	14,112

		44,806

Pharmaceuticals—2.4%
Actavis plc (a)	458	136,310

MIST-30

Met Investors Series Trust

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Eli Lilly & Co.	3,091	$224,561
Johnson & Johnson	3,949	397,270
Mallinckrodt plc (a)	481	60,919
Merck KGaA	197	22,109
Mylan NV (a)	1,281	76,027
Otsuka Holdings Co., Ltd.	1,300	40,715
Shire plc	167	13,280
Teva Pharmaceutical Industries, Ltd.	3,865	240,766

		1,211,957

Professional Services—0.1%
ICF International, Inc. (a)	331	13,521
Korn/Ferry International	431	14,167
TrueBlue, Inc. (a)	577	14,050
VSE Corp.	375	30,705

		72,443

Real Estate Investment Trusts—1.2%
AG Mortgage Investment Trust, Inc.	1,996	37,605
Anworth Mortgage Asset Corp.	7,169	36,490
Apollo Commercial Real Estate Finance, Inc.	2,224	38,208
Ares Commercial Real Estate Corp.	1,629	18,000
Befimmo S.A.	487	33,049
Chimera Investment Corp.	27,755	87,151
Colony Financial, Inc.	2,515	65,189
Excel Trust, Inc.	2,692	37,742
Fortune Real Estate Investment Trust	43,000	45,795
New Residential Investment Corp.	4,784	71,903
New York Mortgage Trust, Inc.	5,954	46,203
Omega Healthcare Investors, Inc.	1,338	54,283
Western Asset Mortgage Capital Corp.	2,611	39,374

		610,992

Road & Rail—0.8%
AMERCO	195	64,428
ArcBest Corp.	690	26,144
Con-way, Inc.	1,031	45,498
Go-Ahead Group plc	647	22,353
National Express Group plc	4,771	20,073
Ryder System, Inc.	326	30,934
Senko Co., Ltd.	3,000	19,493
Sixt SE	315	14,037
West Japan Railway Co.	2,500	131,271

		374,231

Semiconductors & Semiconductor Equipment—1.5%
Amkor Technology, Inc. (a)	5,063	44,732
Applied Materials, Inc.	2,533	57,144
BE Semiconductor Industries NV	1,374	44,015
Dialog Semiconductor plc (a)	750	33,918
Infineon Technologies AG	6,355	76,092
Intel Corp.	9,062	283,369
Lam Research Corp.	156	10,957
Micron Technology, Inc. (a)	3,730	101,195
NVIDIA Corp.	4,646	97,217

		748,639

Software—0.5%
ePlus, Inc. (a)	458	39,814
Mentor Graphics Corp.	2,071	49,766
Micro Focus International plc	1,360	23,774
Microsoft Corp.	2,007	81,595
Nemetschek AG	199	25,806
UBISOFT Entertainment (a)	2,147	39,699

		260,454

Specialty Retail—0.8%
Best Buy Co., Inc.	333	12,584
Bilia AB - A Shares	1,035	37,156
Foot Locker, Inc.	2,174	136,962
GameStop Corp. - Class A	1,894	71,896
Lookers plc	6,749	14,287
Murphy USA, Inc. (a)	1,314	95,094
Penske Automotive Group, Inc.	648	33,366

		401,345

Technology Hardware, Storage & Peripherals—1.5%
Apple, Inc.	4,269	531,192
Brother Industries, Ltd.	1,100	17,515
FUJIFILM Holdings Corp.	1,800	64,111
Hewlett-Packard Co.	3,685	114,825
Quantum Corp. (a)	7,662	12,259

		739,902

Textiles, Apparel & Luxury Goods—0.1%
Iconix Brand Group, Inc. (a)	1,439	48,451

Thrifts & Mortgage Finance—0.3%
Brookline Bancorp, Inc.	3,828	38,471
EverBank Financial Corp.	728	13,126
Home Loan Servicing Solutions, Ltd.	938	15,514
Ladder Capital Corp. - Class A (a)	1,029	19,047
Provident Financial Services, Inc.	2,015	37,580

		123,738

Tobacco—0.3%
Reynolds American, Inc.	1,968	135,615

Trading Companies & Distributors—0.6%
AerCap Holdings NV (a)	898	39,198
Air Lease Corp.	2,407	90,840
Aircastle, Ltd.	2,012	45,190
GATX Corp.	1,035	60,009
H&E Equipment Services, Inc.	755	18,867
Rush Enterprises, Inc. - Class A (a)	1,610	44,050

		298,154

Transportation Infrastructure—0.2%
BBA Aviation plc	2,421	12,074
Flughafen Zuerich AG	85	66,961

		79,035

Wireless Telecommunication Services—0.5%
Spok Holdings, Inc.	692	13,266

MIST-31

Met Investors Series Trust

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Wireless Telecommunication Services—(Continued)
Vodafone Group plc	68,613	$224,230

		237,496

Total Common Stocks (Cost $25,541,546)		25,248,539

U.S. Treasury & Government Agencies—17.9%

Federal Agencies—1.0%
Federal Home Loan Mortgage Corp.
1.000%, 06/29/17	240,000	241,336
Federal National Mortgage Association
1.375%, 11/15/16	238,000	241,297

		482,633

U.S. Treasury—16.9%
U.S. Treasury Bonds
4.375%, 05/15/41	1,311,000	1,786,852
6.875%, 08/15/25	384,000	562,500
U.S. Treasury Notes
0.375%, 03/15/16 (b)	580,000	580,589
2.125%, 02/29/16	567,000	576,524
2.125%, 08/31/20	1,780,000	1,840,492
2.250%, 07/31/18 (b) (c)	2,936,000	3,054,817

		8,401,774

Total U.S. Treasury & Government Agencies (Cost $8,645,398)		8,884,407

Investment Company Securities—8.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	16,400	1,996,044
Vanguard Intermediate-Term Corporate Bond ETF	22,700	1,990,790

Total Investment Company Securities (Cost $3,931,621)		3,986,834

Preferred Stock—0.4%
Security Description	Shares/ Principal Amount*	Value

Automobiles—0.4%
Volkswagen AG (Cost $210,845)	822	218,744

Rights—0.0%

Telecommunications—0.0%
Telefonica S.A., Expires 04/10/15 (a) (Cost $0)	2,612	421

Short-Term Investment—19.6%

Repurchase Agreement—19.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/15 at 0.000% to be repurchased at $9,765,067 on 04/01/15, collateralized by $9,890,000 Federal Home Loan Bank at 1.250% due 06/23/17 with a value of $9,964,175.	9,765,067	9,765,067

Total Short-Term Investment (Cost $9,765,067)		9,765,067

Total Investments—96.6% (Cost $48,094,477) (e)		48,104,012
Other assets and liabilities (net)—3.4%		1,680,986

Net Assets—100.0%		$49,784,998

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2015, the market value of securities pledged was $1,022,715.
(c)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2015, the market value of securities pledged was $801,161.
(d)	Affiliated Issuer.
(e)	As of March 31, 2015, the aggregate cost of investments was $48,094,477. The aggregate unrealized appreciation and depreciation of investments were $801,396 and $(791,861), respectively, resulting in net unrealized appreciation of $9,535.
(EUR)—	Euro

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Euro Stoxx 50 Index Futures	06/19/15	24	EUR	856,505	$16,059
MSCI EAFE Mini Index Futures	06/19/15	11	USD	1,010,341	(3,896)
Russell 2000 Mini Index Futures	06/19/15	20	USD	2,480,492	17,308
S&P 500 E-Mini Index Futures	06/19/15	37	USD	3,803,589	8,891
TOPIX Index Futures	06/11/15	7	JPY	106,853,950	9,931
U.S. Treasury Long Bond Futures	06/19/15	13	USD	2,075,932	54,443
U.S. Treasury Note 10 Year Futures	06/19/15	13	USD	1,652,447	23,334
U.S. Treasury Note 5 Year Futures	06/30/15	21	USD	2,496,080	28,349

MIST-32

Met Investors Series Trust

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Euro Currency Futures	06/15/15	(11)	USD	(1,540,998)	$62,323
FTSE 100 Index Futures	06/19/15	(8)	GBP	(533,350)	(7,135)
U.S. Treasury Note 2 Year Futures	06/30/15	(19)	USD	(4,147,619)	(16,350)

Net Unrealized Appreciation					$193,257

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3M LIBOR	1.911%	01/30/25	USD	1,300,000	$(13,003)
Pay	3M LIBOR	2.058%	03/23/25	USD	700,000	4,244
Pay	3M LIBOR	2.062%	04/01/26	USD	700,000	1,274
Pay	3M LIBOR	2.206%	02/25/25	USD	1,500,000	24,915
Pay	3M LIBOR	2.376%	12/30/24	USD	1,100,000	35,825
Pay	3M LIBOR	2.384%	10/28/24	USD	1,000,000	33,660
Pay	3M LIBOR	2.401%	12/10/24	USD	500,000	17,420
Pay	3M LIBOR	2.456%	11/24/24	USD	1,000,000	39,806
Pay	3M LIBOR	2.541%	09/10/24	USD	800,000	38,188
Pay	3M LIBOR	2.566%	08/15/24	USD	800,000	39,981
Pay	3M LIBOR	2.577%	05/19/24	USD	350,000	17,969
Pay	3M LIBOR	2.639%	09/29/24	USD	800,000	45,152
Pay	3M LIBOR	2.648%	07/03/24	USD	800,000	45,765
Pay	3M LIBOR	2.664%	07/18/24	USD	750,000	43,982
Pay	3M LIBOR	2.682%	06/10/24	USD	400,000	24,034
Pay	3M LIBOR	2.727%	06/13/24	USD	1,100,000	70,396
Pay	3M LIBOR	2.743%	04/16/24	USD	1,500,000	98,310

Net Unrealized Appreciation						$567,918

(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(USD)—	United States Dollar
(LIBOR)—	London Interbank Offered Rate

MIST-33

Met Investors Series Trust

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$138,710	$—	$—	$138,710
Air Freight & Logistics	149,728	247,372	—	397,100
Airlines	92,689	26,486	—	119,175
Auto Components	36,092	262,418	—	298,510
Automobiles	—	434,526	—	434,526
Banks	1,229,609	1,245,971	—	2,475,580
Beverages	194,081	98,681	—	292,762
Biotechnology	465,639	—	—	465,639
Building Products	53,778	—	—	53,778
Capital Markets	315,780	118,869	—	434,649
Chemicals	92,658	370,292	—	462,950
Commercial Services & Supplies	232,012	23,394	—	255,406
Communications Equipment	235,746	—	—	235,746
Construction & Engineering	24,097	237,209	—	261,306
Consumer Finance	137,537	—	—	137,537
Containers & Packaging	—	13,750	—	13,750
Diversified Consumer Services	39,081	—	—	39,081
Diversified Financial Services	191,997	12,789	—	204,786
Diversified Telecommunication Services	707,730	403,008	—	1,110,738
Electric Utilities	1,038,981	105,657	—	1,144,638
Electrical Equipment	—	13,146	—	13,146
Electronic Equipment, Instruments & Components	269,527	323,185	—	592,712
Energy Equipment & Services	53,338	59,837	—	113,175
Food & Staples Retailing	439,687	137,248	—	576,935
Food Products	544,684	63,097	—	607,781
Gas Utilities	135,025	—	—	135,025
Health Care Equipment & Supplies	20,346	—	—	20,346
Health Care Providers & Services	1,342,457	—	—	1,342,457
Hotels, Restaurants & Leisure	40,558	179,405	—	219,963
Household Durables	30,372	368,183	—	398,555
Household Products	45,677	—	—	45,677
Industrial Conglomerates	115,145	—	—	115,145
Insurance	1,147,381	491,902	—	1,639,283
Internet Software & Services	191,588	—	—	191,588
IT Services	516,631	118,527	—	635,158
Machinery	476,713	228,807	—	705,520
Marine	41,359	76,224	—	117,583

MIST-34

Met Investors Series Trust

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Media	$1,178,858	$109,909	$—	$1,288,767
Metals & Mining	191,511	340,779	—	532,290
Multi-Utilities	87,002	167,599	—	254,601
Multiline Retail	386,900	—	—	386,900
Oil, Gas & Consumable Fuels	547,665	191,495	—	739,160
Paper & Forest Products	22,497	190,650	—	213,147
Personal Products	44,806	—	—	44,806
Pharmaceuticals	895,087	316,870	—	1,211,957
Professional Services	72,443	—	—	72,443
Real Estate Investment Trusts	532,148	78,844	—	610,992
Road & Rail	167,004	207,227	—	374,231
Semiconductors & Semiconductor Equipment	594,614	154,025	—	748,639
Software	171,175	89,279	—	260,454
Specialty Retail	349,902	51,443	—	401,345
Technology Hardware, Storage & Peripherals	658,276	81,626	—	739,902
Textiles, Apparel & Luxury Goods	48,451	—	—	48,451
Thrifts & Mortgage Finance	123,738	—	—	123,738
Tobacco	135,615	—	—	135,615
Trading Companies & Distributors	298,154	—	—	298,154
Transportation Infrastructure	—	79,035	—	79,035
Wireless Telecommunication Services	13,266	224,230	—	237,496
Total Common Stocks	17,305,545	7,942,994	—	25,248,539
Total U.S. Treasury & Government Agencies*	—	8,884,407	—	8,884,407
Total Investment Company Securities	3,986,834	—	—	3,986,834
Total Preferred Stock*	—	218,744	—	218,744
Total Rights*	421	—	—	421
Total Short-Term Investment*	—	9,765,067	—	9,765,067
Total Investments	$21,292,800	$26,811,212	$—	$48,104,012

Futures Contracts
Futures Contracts (Unrealized Appreciation)	$220,638	$—	$—	$220,638
Futures Contracts (Unrealized Depreciation)	(27,381)	—	—	(27,381)
Total Futures Contracts	$193,257	$—	$—	$193,257
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$580,921	$—	$580,921
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(13,003)	—	(13,003)
Total Centrally Cleared Swap Contracts	$—	$567,918	$—	$567,918

*	See Consolidated Schedule of Investments for additional detailed categorizations.

MIST-35

Met Investors Series Trust

American Funds Balanced Allocation Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	13,704,046	$395,087,640
American Funds American Mutual Fund (Class R-6)	10,684,183	395,207,942
American Funds Blue Chip Income and Growth Fund (Class 1) (a)	26,777,467	394,967,635
American Funds Bond Fund (Class 1) (a)	52,335,019	589,815,661
American Funds Fundamental Investors Fund (Class R-6)	7,545,503	393,347,073
American Funds Global Bond Fund (Class 1) (a)	12,080,054	141,699,034
American Funds Global Small Capitalization Fund (Class 1)	5,436,498	148,470,750
American Funds Growth Fund (Class 1)	5,318,834	444,228,993
American Funds Growth-Income Fund (Class 1)	8,269,920	443,846,610
American Funds High-Income Bond Fund (Class 1) (a)	18,193,735	196,492,338
American Funds International Fund (Class 1)	13,769,163	295,348,541
American Funds International Growth and Income Fund (Class 1) (a)	19,929,937	330,438,348

Investment Company Securities—(Continued)
American Funds New World Fund (Class 1) (a)	6,702,326	142,893,591
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1) (a)	46,815,684	589,877,617

Total Mutual Funds (Cost $4,165,476,779)		4,901,721,773

Total Investments—100.1% (Cost $4,165,476,779) (b)		4,901,721,773
Other assets and liabilities (net)—(0.1)%		(2,712,517)

Net Assets—100.0%		$4,899,009,256

(a)	Affiliated Issuer.
(b)	As of March 31, 2015, the aggregate cost of investments was $4,165,476,779. The aggregate unrealized appreciation and depreciation of investments were $741,365,373 and $(5,120,379), respectively, resulting in net unrealized appreciation of $736,244,994.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$4,901,721,773	$—	$—	$4,901,721,773
Total Investments	$4,901,721,773	$—	$—	$4,901,721,773

MIST-36

Met Investors Series Trust

American Funds Growth Allocation Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	12,787,317	$368,658,346
American Funds American Mutual Fund (Class R-6)	8,294,274	306,805,191
American Funds Blue Chip Income and Growth Fund (Class 1)	20,734,416	305,832,634
American Funds Bond Fund (Class 1)	8,014,520	90,323,641
American Funds Fundamental Investors Fund (Class R-6)	6,458,826	336,698,593
American Funds Global Bond Fund (Class 1)	4,958,567	58,163,986
American Funds Global Small Capitalization Fund (Class 1)	5,624,536	153,606,069
American Funds Growth Fund (Class 1)	4,046,440	337,958,673
American Funds Growth-Income Fund (Class 1)	5,721,241	307,059,005
American Funds High-Income Bond Fund (Class 1)	8,317,400	89,827,925
American Funds International Fund (Class 1)	11,410,130	244,747,283

Investment Company Securities—(Continued)
American Funds International Growth and Income Fund (Class 1) (a)	15,899,595	263,615,282
American Funds New World Fund (Class 1)	5,557,609	118,488,230
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1)	4,767,352	60,068,633
Total Mutual Funds (Cost $2,427,140,150)		3,041,853,491

Total Investments—100.1% (Cost $2,427,140,150) (b)		3,041,853,491
Other assets and liabilities (net)—(0.1)%		(1,741,922)

Net Assets—100.0%		$3,040,111,569

(a)	Affiliated Issuer.
(b)	As of March 31, 2015, the aggregate cost of investments was $2,427,140,150. The aggregate unrealized appreciation and depreciation of investments were $619,110,671 and $(4,397,330), respectively, resulting in net unrealized appreciation of $614,713,341.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$3,041,853,491	$—	$—	$3,041,853,491
Total Investments	$3,041,853,491	$—	$—	$3,041,853,491

MIST-37

Met Investors Series Trust

American Funds Growth Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Mutual Fund—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Security—100.1%
American Funds Growth Fund (Class 1) (Cost $734,028,808)	13,484,462	$1,126,222,264

Total Investments—100.1% (Cost $734,028,808) (a)		1,126,222,264
Other assets and liabilities (net)—(0.1)%		(686,321)

Net Assets—100.0%		$1,125,535,943

(a)	As of March 31, 2015, the aggregate cost of investments was $734,028,808. The aggregate and net unrealized appreciation of investments was $392,193,456.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Mutual Fund
Investment Company Security	$1,126,222,264	$—	$—	$1,126,222,264
Total Investments	$1,126,222,264	$—	$—	$1,126,222,264

MIST-38

Met Investors Series Trust

American Funds Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	5,415,783	$156,137,017
American Funds American Mutual Fund (Class R-6)	7,603,542	281,255,027
American Funds Blue Chip Income and Growth Fund (Class 1)	16,937,990	249,835,357
American Funds Bond Fund (Class 1) (a)	47,290,790	532,967,199
American Funds Fundamental Investors Fund (Class R-6)	2,976,849	155,183,123
American Funds Global Bond Fund (Class 1)	7,821,387	91,744,865
American Funds Global Small Capitalization Fund (Class 1)	1,141,626	31,177,795
American Funds Growth Fund (Class 1)	1,860,086	155,354,355
American Funds Growth-Income Fund (Class 1)	5,227,150	280,541,138
American Funds High-Income Bond Fund (Class 1) (a)	14,429,260	155,836,006
American Funds International Fund (Class 1)	7,257,792	155,679,649

Investment Company Securities—(Continued)
American Funds International Growth and Income Fund (Class 1) (a)	9,116,189	151,146,411
American Funds New World Fund (Class 1)	1,430,707	30,502,684
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1) (a)	54,747,657	689,820,482

Total Mutual Funds (Cost $2,738,037,680)		3,117,181,108

Total Investments—100.1% (Cost $2,738,037,680) (b)		3,117,181,108
Other assets and liabilities (net)—(0.1)%		(1,786,408)

Net Assets—100.0%		$3,115,394,700

(a)	Affiliated Issuer.
(b)	As of March 31, 2015, the aggregate cost of investments was $2,738,037,680. The aggregate unrealized appreciation and depreciation of investments were $382,634,685 and $(3,491,257), respectively, resulting in net unrealized appreciation of $379,143,428.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$3,117,181,108	$—	$—	$3,117,181,108
Total Investments	$3,117,181,108	$—	$—	$3,117,181,108

MIST-39

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

U.S. Treasury & Government Agencies—23.6% of Net Assets

Security Description	Principal Amount*/ Shares	Value

U.S. Treasury—23.6%
U.S. Treasury Inflation Indexed Notes
0.125%, 04/15/18 (a)	325,192,272	$331,746,848
0.125%, 04/15/19 (a)	243,798,776	248,312,954
0.125%, 01/15/23 (a)	124,859,745	125,396,267
0.125%, 07/15/24 (a)	87,710,040	87,675,745
0.250%, 01/15/25 (a)	7,993,566	8,048,522
0.375%, 07/15/23 (a)	143,026,560	146,658,148
0.625%, 01/15/24 (a)	107,890,629	112,374,779
2.125%, 01/15/19 (a)	59,116,410	65,078,832

Total U.S. Treasury & Government Agencies (Cost $1,099,784,235)		1,125,292,095

Foreign Government—20.5%

Sovereign—20.5%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond
0.750%, 04/15/18 (EUR) (a)	102,322,780	115,911,011
Deutsche Bundesrepublik Inflation Linked Bonds
0.100%, 04/15/23 (EUR) (a)	123,291,912	146,342,330
1.750%, 04/15/20 (EUR) (a)	58,227,289	71,875,030
France Government Bond OAT
0.250%, 07/25/18 (EUR) (a)	46,794,776	52,901,289
0.250%, 07/25/24 (EUR) (a)	26,447,265	31,568,107
1.100%, 07/25/22 (EUR) (a)	65,862,114	81,999,400
1.300%, 07/25/19 (EUR) (a)	104,495,004	124,170,064
2.100%, 07/25/23 (EUR) (a)	27,481,113	37,355,823
United Kingdom Gilt Inflation Linked
0.125%, 03/22/24 (GBP) (a)	40,993,987	67,444,904
1.875%, 11/22/22 (GBP) (a)	134,902,920	248,762,948

Total Foreign Government (Cost $1,098,513,361)		978,330,906

Short-Term Investments—52.6%

Mutual Funds—37.0%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 0.010% (b)	445,818,959	445,818,959
Dreyfus Treasury & Agency Cash Management, Institutional Class, 0.010% (b)	445,810,561	445,810,561

Mutual Funds—(Continued)
State Street Institutional Liquid Reserve Fund, Class I, 0.097% (b) (c)	73,204,159	73,204,159
State Street Institutional Treasury Plus Money Market Fund, Class I, 0.000% (b)	351,479,982	351,479,982
UBS Select Treasury Preferred Fund, Institutional Class, 0.010% (b)	448,680,674	448,680,674

		1,764,994,335

U.S. Treasury—15.6%
U.S. Treasury Bills
0.037%, 04/09/15 (d)	260,457,000	260,455,958
0.063%, 08/06/15 (d)	259,383,500	259,330,845
0.067%, 05/28/15 (d) (e)	96,503,000	96,498,078
0.071%, 06/04/15 (d)	54,455,000	54,453,530
0.072%, 07/30/15 (d)	74,990,000	74,980,026

		745,718,437

Total Short-Term Investments (Cost $2,510,687,757)		2,510,712,772

Total Investments—96.7% (Cost $4,708,985,353) (f)		4,614,335,773
Other assets and liabilities (net)—3.3%		156,488,176

Net Assets—100.0%		$4,770,823,949

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Principal amount of security is adjusted for inflation.
(b)	The rate shown represents the annualized seven-day yield as of March 31, 2015.
(c)	All or a portion of the security was pledged as collateral against open swap contracts. As of March 31, 2015, the market value of securities pledged was $73,204,159.
(d)	The rate shown represents current yield to maturity.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2015, the market value of securities pledged was $12,569,000.
(f)	As of March 31, 2015, the aggregate cost of investments was $4,708,985,353. The aggregate unrealized appreciation and depreciation of investments were $31,729,143 and $(126,378,723), respectively, resulting in net unrealized depreciation of $(94,649,580).
(EUR)—	Euro
(GBP)—	British Pound

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
GBP	3,040,000	Citibank N.A.	06/17/15	$4,575,786	$(68,591)
GBP	3,040,000	Credit Suisse International	06/17/15	4,575,792	(68,597)

MIST-40

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
EUR	54,746,547	Citibank N.A.	06/17/15	$59,580,831	$653,550
EUR	53,269,520	Citibank N.A.	06/17/15	59,666,923	2,329,462
EUR	49,105,083	Citibank N.A.	06/17/15	53,932,604	1,077,598
EUR	47,912,591	Citibank N.A.	06/17/15	53,699,953	2,128,504
EUR	44,890,231	Citibank N.A.	06/17/15	47,786,549	(531,737)
EUR	41,516,272	Citibank N.A.	06/17/15	43,828,188	(858,484)
EUR	54,746,547	Credit Suisse International	06/17/15	59,580,867	653,586
EUR	53,269,521	Credit Suisse International	06/17/15	59,666,952	2,329,490
EUR	49,105,083	Credit Suisse International	06/17/15	53,932,634	1,077,628
EUR	47,912,591	Credit Suisse International	06/17/15	53,699,978	2,128,529
EUR	44,890,229	Credit Suisse International	06/17/15	47,786,580	(531,703)
EUR	41,516,272	Credit Suisse International	06/17/15	43,828,221	(858,452)
EUR	38,797,972	Credit Suisse International	06/17/15	40,784,428	(976,361)
GBP	101,529,710	Citibank N.A.	06/17/15	155,618,749	5,087,756
GBP	3,290,000	Citibank N.A.	06/17/15	4,896,236	18,383
GBP	101,529,709	Credit Suisse International	06/17/15	155,619,357	5,088,365
GBP	12,370,246	Credit Suisse International	06/17/15	18,212,713	(127,785)
GBP	3,290,000	Credit Suisse International	06/17/15	4,896,364	18,511

Net Unrealized Appreciation					$18,569,652

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Aluminum Futures	04/08/15	14	USD	631,783	$(7,376)
Aluminum Futures	04/09/15	9	USD	414,391	(12,883)
Aluminum Futures	04/30/15	36	USD	1,645,120	(36,253)
Aluminum Futures	05/05/15	51	USD	2,371,696	(91,678)
Aluminum Futures	05/06/15	18	USD	848,207	(43,845)
Aluminum Futures	05/08/15	16	USD	750,662	(36,294)
Aluminum Futures	06/11/15	6	USD	264,569	3,278
Aluminum Futures	06/18/15	10	USD	446,005	15
Amsterdam Index Futures	04/17/15	84	EUR	8,309,849	(100,869)
Australian 10 Year Treasury Bond Futures	06/15/15	1,310	AUD	170,287,937	2,678,160
CAC 40 Index Futures	04/17/15	589	EUR	29,601,763	64,812
Canada Government Bond 10 Year Futures	06/19/15	1,757	CAD	249,497,886	1,023,484
Cattle Feeder Futures	05/21/15	99	USD	10,464,522	272,028
Cocoa Futures	05/13/15	128	USD	3,476,806	(22,086)
Coffee “C” Futures	05/18/15	145	USD	9,063,863	(1,837,425)
Copper Futures	04/08/15	1	USD	153,744	(2,099)
Copper Futures	04/09/15	1	USD	153,315	(1,664)
Copper Futures	05/05/15	12	USD	1,676,746	142,304
Copper Futures	05/06/15	2	USD	285,008	18,127
Copper Futures	05/08/15	3	USD	423,837	30,744
Copper Futures	06/11/15	5	USD	721,730	34,695
Copper Futures	06/15/15	219	USD	32,141,693	973,844
Corn Futures	05/14/15	1,942	USD	38,032,304	(1,498,429)
Cotton No. 2 Futures	05/06/15	333	USD	10,254,024	252,126
DAX Index Futures	06/19/15	97	EUR	29,254,906	(139,185)
Euro Stoxx 50 Index Futures	06/19/15	2,287	EUR	82,467,712	616,395
Euro-Bund Futures	06/08/15	6,976	EUR	1,094,639,177	13,839,098
FTSE 100 Index Futures	06/19/15	1,282	GBP	86,527,783	(426,690)
FTSE JSE Top 40 Index Futures	06/18/15	694	ZAR	322,075,475	(10,053)
FTSE MIB Index Futures	06/19/15	62	EUR	6,973,263	107,866

MIST-41

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Gold 100 oz. Futures	06/26/15	240	USD	28,905,102	$(508,302)
H-Shares Index Futures	04/29/15	595	HKD	355,258,242	1,725,089
Hang Seng Index Futures	04/29/15	1	HKD	1,226,875	2,654
IBEX 35 Index Futures	04/17/15	92	EUR	10,158,663	443,448
Japanese Government 10 Year Bond Futures	06/11/15	352	JPY	51,837,675,760	(135,371)
KOSPI 200 Index Futures	06/11/15	433	KRW	54,849,494,505	830,056
Lead Futures	04/08/15	3	USD	139,122	(1,853)
Lead Futures	04/09/15	3	USD	139,235	(2,041)
Lead Futures	04/30/15	7	USD	325,089	(6,071)
Lead Futures	05/05/15	11	USD	507,555	(6,356)
Lead Futures	05/06/15	2	USD	92,758	(1,641)
Lead Futures	05/08/15	4	GBP	185,065	(2,873)
Lead Futures	06/11/15	2	USD	90,493	484
Lead Futures	06/15/15	111	USD	4,824,460	227,428
Lead Futures	06/18/15	3	USD	129,927	6,606
Lean Hogs Futures	06/12/15	647	USD	19,579,006	38,034
Live Cattle Futures	06/30/15	357	USD	20,828,416	923,594
MSCI Taiwan Index Futures	04/29/15	160	USD	5,674,366	(26,366)
Nickel Futures	04/08/15	1	USD	93,156	(19,094)
Nickel Futures	04/09/15	2	USD	186,140	(38,009)
Nickel Futures	04/30/15	3	USD	267,219	(44,796)
Nickel Futures	05/05/15	7	USD	624,861	(105,751)
Nickel Futures	05/06/15	2	USD	181,448	(33,124)
Nickel Futures	05/08/15	3	USD	272,442	(49,934)
Nickel Futures	06/11/15	2	USD	168,706	(20,125)
Nickel Futures	06/15/15	73	USD	6,018,429	(594,237)
Nickel Futures	06/18/15	2	USD	164,000	(15,386)
Primary Aluminum Futures	06/15/15	547	USD	24,528,318	(132,118)
Russell 2000 Mini Index Futures	06/19/15	729	USD	89,898,888	1,145,922
S&P 500 E-Mini Index Futures	06/19/15	9,418	USD	973,068,031	(2,637,311)
S&P Midcap 400 E-Mini Index Futures	06/19/15	689	USD	103,584,116	1,130,104
S&P TSX 60 Index Futures	06/18/15	451	CAD	78,007,597	33,526
SGX CNX Nifty Index Futures	04/30/15	1,476	USD	25,598,244	(391,116)
SPI 200 Futures	06/18/15	423	AUD	61,637,210	462,504
Silver Futures	05/27/15	43	USD	3,536,017	32,553
Soybean Futures	05/14/15	505	USD	24,849,396	(274,833)
Sugar No. 11 Futures	04/30/15	937	USD	15,360,956	(2,841,137)
TOPIX Index Futures	06/11/15	1,128	JPY	17,181,817,845	1,908,218
U.S. Treasury Note 10 Year Futures	06/19/15	13,928	USD	1,782,719,069	12,687,181
United Kingdom Long Gilt Bond Futures	06/26/15	1,320	GBP	156,853,817	3,762,174
Wheat Futures	05/14/15	1,203	USD	31,264,059	(482,297)
Zinc Futures	04/08/15	6	USD	321,900	(10,996)
Zinc Futures	04/09/15	3	USD	162,748	(7,287)
Zinc Futures	04/30/15	9	USD	469,372	(2,376)
Zinc Futures	05/05/15	14	USD	743,629	(16,955)
Zinc Futures	05/06/15	5	USD	269,769	(10,225)
Zinc Futures	05/08/15	5	USD	269,019	(9,442)
Zinc Futures	06/11/15	2	USD	100,814	3,265
Zinc Futures	06/15/15	144	USD	7,337,490	159,510
Zinc Futures	06/18/15	3	USD	151,256	4,919

Futures Contracts—Short
Aluminum Futures	04/08/15	(14)	USD	(630,998)	$6,591
Aluminum Futures	04/09/15	(9)	USD	(413,100)	11,592
Aluminum Futures	04/30/15	(36)	USD	(1,645,961)	37,094
Aluminum Futures	05/05/15	(51)	USD	(2,367,278)	87,259

MIST-42

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Aluminum Futures	05/06/15	(18)	USD	(846,364)	$42,003
Aluminum Futures	05/08/15	(16)	USD	(750,325)	35,957
Aluminum Futures	06/11/15	(6)	USD	(264,433)	(3,415)
Aluminum Futures	06/18/15	(10)	USD	(442,467)	(3,553)
Copper Futures	04/08/15	(1)	USD	(152,996)	1,352
Copper Futures	04/09/15	(1)	USD	(152,375)	725
Copper Futures	05/05/15	(12)	USD	(1,690,319)	(128,731)
Copper Futures	05/06/15	(2)	USD	(285,236)	(17,898)
Copper Futures	05/08/15	(3)	USD	(424,791)	(29,790)
Copper Futures	06/11/15	(5)	USD	(726,236)	(30,189)
Lead Futures	04/08/15	(3)	USD	(139,151)	1,883
Lead Futures	04/09/15	(3)	USD	(138,131)	937
Lead Futures	04/30/15	(7)	USD	(327,754)	8,736
Lead Futures	05/05/15	(11)	USD	(507,113)	5,915
Lead Futures	05/06/15	(2)	USD	(92,894)	1,777
Lead Futures	05/08/15	(4)	GBP	(184,545)	2,353
Lead Futures	06/11/15	(2)	USD	(90,819)	(158)
Lead Futures	06/18/15	(3)	USD	(128,073)	(8,460)
Nickel Futures	04/08/15	(1)	USD	(93,056)	18,995
Nickel Futures	04/09/15	(2)	USD	(185,574)	37,443
Nickel Futures	04/30/15	(3)	USD	(268,729)	46,306
Nickel Futures	05/05/15	(7)	USD	(625,693)	106,583
Nickel Futures	05/06/15	(2)	USD	(180,804)	32,480
Nickel Futures	05/08/15	(3)	USD	(271,825)	49,318
Nickel Futures	06/11/15	(2)	USD	(170,034)	21,454
Nickel Futures	06/18/15	(2)	USD	(164,335)	15,721
Zinc Futures	04/08/15	(6)	USD	(324,615)	13,712
Zinc Futures	04/09/15	(3)	USD	(162,300)	6,839
Zinc Futures	04/30/15	(9)	USD	(471,172)	4,175
Zinc Futures	05/05/15	(14)	USD	(743,273)	16,600
Zinc Futures	05/06/15	(5)	USD	(268,051)	8,507
Zinc Futures	05/08/15	(5)	USD	(269,097)	9,519
Zinc Futures	06/11/15	(2)	USD	(101,119)	(2,960)
Zinc Futures	06/18/15	(3)	USD	(150,255)	(5,920)

Net Unrealized Appreciation					$33,290,745

Swap Agreements

OTC Total Return Swaps

Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
04/15/15	Bank of America N.A.	Ibovespa Futures	BRL	79,881,368	$215,678	$—	$215,678
04/15/15	Barclays Bank plc	Brent Crude Futures	USD	122,293,500	(12,349,050)	—	(12,349,050)
04/15/15	Citibank N.A.	Brent Crude Futures	USD	57,057,599	(4,758,209)	—	(4,758,209)
04/21/15	Barclays Bank plc	Light Sweet Crude Oil (WTI) Futures	USD	109,606,040	(5,552,440)	—	(5,552,440)
04/21/15	Citibank N.A.	Light Sweet Crude Oil (WTI) Futures	USD	48,422,620	(1,869,820)	—	(1,869,820)
04/28/15	Barclays Bank plc	Henry Hub Natural Gas Futures	USD	18,202,430	(593,630)	—	(593,630)
04/28/15	Citibank N.A.	Henry Hub Natural Gas Futures	USD	6,591,350	(228,950)	—	(228,950)
04/29/15	Bank of America N.A.	Hang Seng China Enterprises Index Futures	HKD	228,608,386	959,693	—	959,693
04/29/15	Bank of America N.A.	Hang Seng Index Futures	HKD	136,177,231	295,347	—	295,347
04/29/15	Bank of America N.A.	MSCI Taiwan Stock Index Futures	USD	37,911,599	(599,499)	—	(599,499)
04/30/15	Barclays Bank plc	NY Harbor ULSD Futures	USD	28,712,880	340,200	—	340,200
04/30/15	Barclays Bank plc	RBOB Gasoline Futures	USD	30,223,620	627,480	—	627,480

MIST-43

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Swap Agreements—(Continued)

Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
04/30/15	Citibank N.A.	NY Harbor ULSD Futures	USD	13,386,359	$171,745	$—	$171,745
04/30/15	Citibank N.A.	RBOB Gasoline Futures	USD	14,789,452	301,568	—	301,568
05/12/15	Bank of America N.A.	Low Sulphur Gas Oil Futures	USD	11,452,950	232,250	—	232,250
05/12/15	Barclays Bank plc	Low Sulphur Gas Oil Futures	USD	40,905,000	1,434,200	—	1,434,200
05/14/15	Citibank N.A.	Corn No. 2 Futures	USD	1,002,494	(43,057)	—	(43,057)
05/14/15	Citibank N.A.	Soybean No. 2 Yellow Futures	USD	1,452,743	7,132	—	7,132
06/08/15	Bank of America N.A.	Euro-Bund Futures	EUR	272,751,255	3,071,028	—	3,071,028
06/11/15	Bank of America N.A.	Japanese Government 10 Year Bond Futures	JPY	36,400,192,400	(307,270)	—	(307,270)
06/19/15	Bank of America N.A.	Canada Government 10 Year Bond Futures	CAD	14,056,376	59,124	—	59,124
06/19/15	Bank of America N.A.	Swiss Market Index Futures	CHF	58,623,100	(490,471)	—	(490,471)
06/19/15	Bank of America N.A.	U.S. Treasury Note 10 Year Futures	USD	973,112,112	9,669,138	—	9,669,138
06/26/15	Bank of America N.A.	United Kingdom Long Gilt Futures	GBP	56,008,054	1,641,673	—	1,641,673
06/30/15	Bank of America N.A.	Live Cattle Futures	USD	19,283,224	945,536	—	945,536

Totals					$(6,820,604)	$—	$(6,820,604)

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(KRW)—	South Korea Won
(USD)—	United States Dollar
(ZAR)—	South African Rand

MIST-44

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,125,292,095	$—	$1,125,292,095
Total Foreign Government*	—	978,330,906	—	978,330,906
Short-Term Investments
Mutual Funds	1,764,994,335	—	—	1,764,994,335
U.S. Treasury	—	745,718,437	—	745,718,437
Total Short-Term Investments	1,764,994,335	745,718,437	—	2,510,712,772
Total Investments	$1,764,994,335	$2,849,341,438	$—	$4,614,335,773

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$22,591,362	$—	$22,591,362
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(4,021,710)	—	(4,021,710)
Total Forward Contracts	$—	$18,569,652	$—	$18,569,652
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$46,216,071	$—	$—	$46,216,071
Futures Contracts (Unrealized Depreciation)	(12,925,326)	—	—	(12,925,326)
Total Futures Contracts	$33,290,745	$—	$—	$33,290,745
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$19,971,792	$—	$19,971,792
OTC Swap Contracts at Value (Liabilities)	—	(26,792,396)	—	(26,792,396)
Total OTC Swap Contracts	$—	$(6,820,604)	$—	$(6,820,604)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

MIST-45

Met Investors Series Trust

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Mutual Funds—65.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—65.1%
Consumer Discretionary Select Sector SPDR Fund (a)	1,605,584	$120,627,526
Consumer Staples Select Sector SPDR Fund (a)	3,153,217	153,687,797
Energy Select Sector SPDR Fund (a)	2,101,921	163,067,031
Financial Select Sector SPDR Fund (a)	27,294,956	658,081,389
Health Care Select Sector SPDR Fund (a)	3,197,426	231,813,385
Industrial Select Sector SPDR Fund (a)	2,395,857	133,616,945
iShares Barclays 1-3 Year Credit Bond Fund (a) (b)	4,618,949	487,437,688
iShares Barclays Intermediate Credit Bond Fund (a) (b)	1,173,627	129,885,300
iShares Core Total U.S. Bond Market ETF (b)	7,646,966	852,101,421
iShares iBoxx $ Investment Grade Corporate Bond ETF (b)	3,858,200	469,581,522
iShares MSCI EAFE Index Fund (b)	5,418,553	347,708,546
iShares MSCI EMU ETF (a) (b)	1,694,629	65,378,787
iShares U.S. Real Estate ETF (a) (b)	2,328,339	184,683,849
Powershares QQQ Trust - Series 1 (a)	2,813,708	297,127,565
Technology Select Sector SPDR Fund (a)	9,186,449	380,686,447
Vanguard Short-Term Corporate Bond ETF (a)	1,458,405	116,978,665
Vanguard Total Bond Market ETF	5,264,314	438,885,858

Total Mutual Funds (Cost $4,877,056,631)		5,231,349,721

Short-Term Investments—42.1%

Mutual Funds—11.7%
SSgA USD Liquidity Fund, S2 Shares 0.051% (c)	78,764,543	78,764,543
State Street Navigator Securities Lending MET Portfolio (d)	864,217,310	864,217,310

		942,981,853

Security Description	Principal Amount*	Value

Repurchase Agreement—30.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/15 at 0.000% to be repurchased at $2,438,673,804 on 04/01/15, collateralized by $2,436,085,000 U.S. Government Agency Obligations with rates ranging from of 0.000% - 5.355%, maturity dates ranging from 04/27/15 - 08/31/19, with a value of $2,487,463,662.	2,438,673,804	2,438,673,804

Total Short-Term Investments (Cost $3,381,655,657)		3,381,655,657

Total Investments—107.2% (Cost $8,258,712,288) (e)		8,613,005,378
Other assets and liabilities (net)—(7.2)%		(578,175,747)

Net Assets—100.0%		$8,034,829,631

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2015, the market value of securities loaned was $976,699,600 and the collateral received consisted of cash in the amount of $864,217,310 and non-cash collateral with a value of $144,050,425. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Affiliated Issuer.
(c)	The rate shown represents the annualized seven-day yield as of March 31, 2015.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2015.
(e)	As of March 31, 2015, the aggregate cost of investments was $8,258,712,288. The aggregate unrealized appreciation and depreciation of investments were $387,401,042 and $(33,107,952), respectively, resulting in net unrealized appreciation of $354,293,090.
(ETF)—	Exchange-Traded Fund

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	06/15/15	965	AUD	125,933,320	$1,597,954
Australian 3 Year Treasury Bond Futures	06/15/15	4,784	AUD	536,460,538	1,871,385
British Pound Currency Futures	06/15/15	3,460	USD	320,941,988	(91,863)
CAC 40 Index Futures	04/17/15	978	EUR	49,182,794	74,500
DAX Index Futures	06/19/15	290	EUR	87,018,670	61,778
Euro Currency Futures	06/15/15	3,043	USD	403,601,610	5,453,665
Euro Stoxx 50 Index Futures	06/19/15	17,896	EUR	642,540,342	7,809,993
FTSE 100 Index Futures	06/19/15	1,613	GBP	111,712,581	(4,755,886)
FTSE MIB Index Futures	06/19/15	427	EUR	47,782,124	1,004,613
IBEX 35 Index Futures	04/17/15	414	EUR	45,425,190	2,306,038
Japanese Yen Currency Futures	06/15/15	3,457	USD	356,530,090	4,121,435
Nikkei 225 Index Futures	06/11/15	4,340	JPY	80,893,273,714	20,662,244

MIST-46

Met Investors Series Trust

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
OMX Stockholm 30 Index Futures	04/17/15	3,000	SEK	494,147,615	$377,651
SGX CNX Nifty Index Futures	04/30/15	9,446	USD	163,806,307	(2,487,519)
SPI 200 Futures	06/18/15	305	AUD	45,110,208	(174,766)
Swiss Franc Currency Futures	06/15/15	1,149	USD	143,152,818	4,996,369

Futures Contracts—Short
U.S. Treasury Long Bond Futures	06/19/15	(126)	USD	(20,442,200)	$(206,050)
U.S. Treasury Note 5 Year Futures	06/30/15	(7,818)	USD	(930,636,051)	(9,173,062)

Net Unrealized Appreciation					$33,448,479

Swap Agreements

OTC Total Return Swaps

Fixed Rate	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
1.0000%	01/19/16	UBS AG	MSCI Switzerland Index Net Dividends	CHF	129,000,327	$21,967,257	$—	$21,967,257
0.8260%	01/19/16	UBS AG	MSCI Switzerland Index Net Dividends	CHF	129,000,327	—	—	—
0.1715%	06/23/15	JPMorgan Chase Bank N.A.	S&P GSCI Energy Index	USD	74,362,515	(631,871)	—	(631,871)
0.1200%	09/05/15	JPMorgan Chase Bank N.A.	S&P GSCI Index	USD	193,878,809	(10,350,000)	—	(10,350,000)
0.1200%	09/08/15	JPMorgan Chase Bank N.A.	S&P GSCI Index	USD	44,302,028	(1,976,335)	—	(1,976,335)

Totals						$9,009,051	$—	$9,009,051

Securities in the amount of $19,421,093 have been received at the custodian bank as collateral for swap contracts.

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3M LIBOR	2.030%	04/02/25	USD	424,000,000	$—
Pay	3M LIBOR	2.050%	04/01/25	USD	452,000,000	(7,087)
Pay	3M LIBOR	2.193%	02/25/25	USD	80,000,000	1,197,322
Pay	3M LIBOR	2.365%	12/30/24	USD	42,000,000	1,327,242
Pay	3M LIBOR	2.471%	11/04/24	USD	80,000,000	3,301,808
Pay	3M LIBOR	2.640%	06/30/24	USD	400,000,000	22,672,400
Pay	3M LIBOR	2.700%	06/26/24	USD	785,000,000	48,426,587
Pay	3M LIBOR	2.720%	06/24/24	USD	112,000,000	7,103,410

Net Unrealized Appreciation						$84,021,682

(AUD)—	Australian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(SEK)—	Swedish Krona
(USD)—	United States Dollar
(LIBOR)—	London Interbank Offered Rate

MIST-47

Met Investors Series Trust

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$5,231,349,721	$—	$—	$5,231,349,721
Short-Term Investments
Mutual Funds	942,981,853	—	—	942,981,853
Repurchase Agreement	—	2,438,673,804	—	2,438,673,804
Total Short-Term Investments	942,981,853	2,438,673,804	—	3,381,655,657
Total Investments	$6,174,331,574	$2,438,673,804	$—	$8,613,005,378

Collateral for Securities Loaned (Liability)	$—	$(864,217,310)	$—	$(864,217,310)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$50,337,625	$—	$—	$50,337,625
Futures Contracts (Unrealized Depreciation)	(16,889,146)	—	—	(16,889,146)
Total Futures Contracts	$33,448,479	$—	$—	$33,448,479
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$84,028,769	$—	$84,028,769
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(7,087)	—	(7,087)
Total Centrally Cleared Swap Contracts	$—	$84,021,682	$—	$84,021,682
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$21,967,257	$—	$21,967,257
OTC Swap Contracts at Value (Liabilities)	—	(12,958,206)	—	(12,958,206)
Total OTC Swap Contracts	$—	$9,009,051	$—	$9,009,051

MIST-48

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—79.0% of Net Assets

Security Description	Principal Amount*	Value

Advertising—0.2%
Acosta, Inc.
7.750%, 10/01/22 (144A)	790,000	$816,662
MDC Partners, Inc.
6.750%, 04/01/20 (144A)	525,000	553,219
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.625%, 02/15/24 (a)	243,000	254,543
5.625%, 02/15/24 (144A) (a)	269,000	281,777

		1,906,201

Aerospace/Defense—1.2%
Accudyne Industries Borrower / Accudyne Industries LLC
7.750%, 12/15/20 (144A)	669,000	597,083
LMI Aerospace, Inc.
7.375%, 07/15/19 (144A)	372,000	374,790
Meccanica Holdings USA, Inc.
6.250%, 07/15/19 (144A) (a)	278,000	309,275
National Air Cargo Group, Inc.
12.375%, 09/02/15 (b) (c)	1,627,269	1,627,269
TransDigm, Inc.
5.500%, 10/15/20	760,000	750,500
6.000%, 07/15/22	3,675,000	3,675,000
6.500%, 07/15/24	2,415,000	2,427,075

		9,760,992

Airlines—1.0%
American Airlines Group, Inc.
4.625%, 03/01/20 (144A)	543,000	531,801
5.500%, 10/01/19 (144A) (a)	275,000	282,219
American Airlines Pass-Through Trust
6.000%, 01/15/17 (144A)	3,295,000	3,344,425
Continental Airlines Pass-Through Certificates
6.125%, 04/29/18	900,000	949,500
Virgin Australia Trust
7.125%, 10/23/18 (144A)	1,751,352	1,830,162
8.500%, 10/23/16 (144A)	734,619	752,985

		7,691,092

Apparel—0.1%
Levi Strauss & Co.
6.875%, 05/01/22	388,000	423,890
William Carter Co. (The)
5.250%, 08/15/21	485,000	501,975

		925,865

Auto Manufacturers—1.2%
CNH Industrial Finance Europe S.A.
2.750%, 03/18/19 (EUR)	685,000	753,863
General Motors Co.
4.875%, 10/02/23	130,000	140,753
5.200%, 04/01/45	915,000	993,082
6.250%, 10/02/43 (d)	1,460,000	1,788,590

Auto Manufacturers—(Continued)
General Motors Financial Co., Inc.
3.150%, 01/15/20	1,565,000	1,583,617
4.000%, 01/15/25	1,910,000	1,948,040
4.250%, 05/15/23 (a)	760,000	787,330
6.750%, 06/01/18 (d)	960,000	1,080,000
Jaguar Land Rover Automotive plc
5.000%, 02/15/22 (GBP)	412,000	657,458

		9,732,733

Auto Parts & Equipment—1.0%
Affinia Group, Inc.
7.750%, 05/01/21	295,000	305,325
Delphi Corp.
5.000%, 02/15/23 (d)	390,000	418,275
IDQ Holdings, Inc.
11.500%, 04/01/17 (144A)	500,000	525,000
Pittsburgh Glass Works LLC
8.000%, 11/15/18 (144A)	302,000	319,365
Schaeffler Finance B.V.
3.250%, 05/15/25 (EUR)	200,000	214,562
4.750%, 05/15/23 (144A)	595,000	600,950
Schaeffler Holding Finance B.V.
5.750%, 11/15/21 (EUR) (e)	290,000	336,379
6.250%, 11/15/19 (144A) (e)	1,019,000	1,077,592
6.750%, 11/15/22 (144A) (a) (e)	2,610,000	2,818,800
6.875%, 08/15/18 (EUR) (e)	930,000	1,045,290

		7,661,538

Banks—3.8%
Bank of America Corp.
5.125%, 06/17/19 (a) (f)	1,765,000	1,733,936
6.250%, 09/05/24 (f)	5,035,000	5,129,406
6.500%, 10/23/24 (a) (f)	1,830,000	1,935,225
Bankia S.A.
4.000%, 05/22/24 (EUR) (f)	400,000	437,025
CIT Group, Inc.
5.000%, 08/01/23 (a)	1,680,000	1,722,000
5.250%, 03/15/18	155,000	160,425
5.500%, 02/15/19 (144A)	906,000	942,240
6.000%, 04/01/36	1,550,000	1,596,500
6.625%, 04/01/18 (144A)	145,000	155,513
HSH Nordbank AG
0.848%, 02/14/17 (EUR) (f)	295,000	267,637
0.888%, 02/14/17 (EUR) (f)	285,000	258,947
JPMorgan Chase & Co.
5.000%, 07/01/19 (a) (f)	2,720,000	2,672,264
6.750%, 02/01/24 (f)	4,030,000	4,372,550
Morgan Stanley
5.550%, 07/15/20 (f)	1,245,000	1,257,450
Novo Banco S.A.
2.625%, 05/08/17 (EUR)	400,000	416,122
4.000%, 01/21/19 (EUR)	200,000	217,194
4.750%, 01/15/18 (EUR)	1,000,000	1,094,422

MIST-49

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Wells Fargo & Co.
5.875%, 06/15/25 (a) (f)	4,125,000	$4,363,012
5.900%, 06/15/24 (d) (f)	1,100,000	1,145,375

		29,877,243

Beverages—0.0%
Constellation Brands, Inc.
4.250%, 05/01/23	193,000	198,549

Building Materials—0.9%
Builders FirstSource, Inc.
7.625%, 06/01/21 (144A)	546,000	550,095
Cemex S.A.B. de C.V.
4.375%, 03/05/23 (EUR)	147,000	158,259
5.700%, 01/11/25 (144A)	835,000	823,727
5.875%, 03/25/19 (144A) (a)	505,000	521,413
CPG Merger Sub LLC
8.000%, 10/01/21 (144A) (a)	1,675,000	1,700,125
Kerneos Corporate SAS
4.790%, 03/01/21 (EUR) (f)	100,000	107,628
5.750%, 03/01/21 (EUR)	131,000	149,426
Masonite International Corp.
5.625%, 03/15/23 (144A)	580,000	594,500
Ply Gem Industries, Inc.
6.500%, 02/01/22 (a)	820,000	799,500
Unifrax I LLC / Unifrax Holding Co.
7.500%, 02/15/19 (144A)	535,000	537,675
USG Corp.
5.500%, 03/01/25 (144A)	207,000	211,140
5.875%, 11/01/21 (144A)	61,000	64,813
9.750%, 01/15/18	674,000	780,155

		6,998,456

Chemicals—1.1%
Axalta Coating Systems U.S. Holdings, Inc. / Axalta Coating Systems Dutch Holding B
5.750%, 02/01/21 (EUR)	260,000	295,780
7.375%, 05/01/21 (144A)	960,000	1,032,000
Axiall Corp.
4.875%, 05/15/23	310,000	307,675
Celanese U.S. Holdings LLC
4.625%, 11/15/22 (a)	330,000	332,475
Chemtura Corp.
5.750%, 07/15/21 (a)	522,000	529,177
Huntsman International LLC
4.875%, 11/15/20	511,000	511,000
5.125%, 04/15/21 (EUR)	892,000	1,010,053
8.625%, 03/15/21 (a)	305,000	326,350
INEOS Group Holdings S.A.
5.750%, 02/15/19 (EUR)	170,000	184,132
6.125%, 08/15/18 (144A) (a)	538,000	540,690
Momentive Performance Materials, Inc.
3.880%, 10/24/21	1,398,000	1,237,230

Chemicals—(Continued)
Nexeo Solutions LLC / Nexeo Solutions Finance Corp.
8.375%, 03/01/18	315,000	281,138
Perstorp Holding AB
8.750%, 05/15/17 (144A)	585,000	605,475
Platform Specialty Products Corp.
6.500%, 02/01/22 (144A)	1,534,000	1,603,030
PSPC Escrow Corp.
6.000%, 02/01/23 (EUR)	138,000	155,062

		8,951,267

Coal—0.8%
Arch Coal, Inc.
7.000%, 06/15/19 (a)	815,000	191,525
7.250%, 10/01/20 (a)	343,000	121,765
7.250%, 06/15/21 (a)	253,000	58,190
CONSOL Energy, Inc.
5.875%, 04/15/22	4,554,000	4,121,370
Peabody Energy Corp.
6.000%, 11/15/18 (a)	250,000	197,500
6.250%, 11/15/21 (d)	632,000	388,680
6.500%, 09/15/20 (a)	673,000	417,260
7.875%, 11/01/26 (a)	967,000	582,617
SunCoke Energy Partners L.P. / SunCoke Energy Partners Finance Corp.
7.375%, 02/01/20 (144A)	489,000	501,225

		6,580,132

Commercial Services—2.3%
AA Bond Co., Ltd.
5.500%, 07/31/22 (GBP)	375,000	561,838
9.500%, 07/31/19 (GBP)	616,000	1,012,005
Ashtead Capital, Inc.
5.625%, 10/01/24 (144A)	470,000	488,800
6.500%, 07/15/22 (144A)	598,000	636,870
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.500%, 04/01/23	405,000	416,644
Brand Energy & Infrastructure Services, Inc.
8.500%, 12/01/21 (144A)	679,000	636,562
Ceridian HCM Holding, Inc.
11.000%, 03/15/21 (144A) (a)	1,737,000	1,797,795
EC Finance plc
5.125%, 07/15/21 (EUR)	445,000	504,105
Hertz Corp. (The)
5.875%, 10/15/20	210,000	215,775
6.750%, 04/15/19	575,000	593,688
Igloo Holdings Corp.
8.250%, 12/15/17 (144A) (e)	509,000	514,090
Interactive Data Corp.
5.875%, 04/15/19 (144A)	1,555,000	1,568,606
IVS F. S.p.A
7.125%, 04/01/20 (EUR)	719,000	811,760
Jaguar Holding Co. II / Jaguar Merger Subordinated, Inc.
9.500%, 12/01/19 (144A)	855,000	919,125

MIST-50

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—(Continued)
Laureate Education, Inc.
10.000%, 09/01/19 (144A) (a)	1,221,000	$1,153,845
Live Nation Entertainment, Inc.
7.000%, 09/01/20 (144A)	383,000	407,895
Safway Group Holding LLC / Safway Finance Corp.
7.000%, 05/15/18 (144A) (a)	666,000	659,340
Service Corp. International
4.500%, 11/15/20	780,000	791,700
TMF Group Holding B.V.
9.875%, 12/01/19 (EUR)	420,000	483,308
Truven Health Analytics, Inc.
10.625%, 06/01/20	405,000	425,250
United Rentals North America, Inc.
5.500%, 07/15/25	512,000	521,600
5.750%, 11/15/24	927,000	957,127
6.125%, 06/15/23	997,000	1,055,574
8.250%, 02/01/21	430,000	464,400
Verisure Holding AB
8.750%, 09/01/18 (EUR)	117,000	134,296
8.750%, 12/01/18 (EUR)	288,000	330,575

		18,062,573

Computers—0.3%
Project Homestake Merger Corp.
8.875%, 03/01/23 (144A)	1,445,000	1,448,612
SunGard Data Systems, Inc.
6.625%, 11/01/19	955,000	983,650

		2,432,262

Distribution/Wholesale—2.1%
American Builders & Contractors Supply Co., Inc.
5.625%, 04/15/21 (144A)	390,000	394,875
American Tire Distributors, Inc.
10.250%, 03/01/22 (144A)	1,784,000	1,855,360
H&E Equipment Services, Inc.
7.000%, 09/01/22 (a)	562,000	578,860
HD Supply, Inc.
5.250%, 12/15/21 (144A)	3,984,000	4,103,520
7.500%, 07/15/20	5,087,000	5,443,090
11.000%, 04/15/20	3,441,000	3,905,535
Rexel S.A.
6.125%, 12/15/19 (144A)	202,000	211,595
VWR Funding, Inc.
7.250%, 09/15/17	170,000	177,437

		16,670,272

Diversified Financial Services—3.4%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust
5.000%, 10/01/21 (144A)	1,005,000	1,066,556
Aircastle, Ltd.
5.125%, 03/15/21 (a)	513,000	536,085
5.500%, 02/15/22	325,000	345,719
7.625%, 04/15/20	48,000	55,200

Diversified Financial Services—(Continued)
Ally Financial, Inc.
4.625%, 03/30/25	820,000	807,700
5.125%, 09/30/24 (a)	1,812,000	1,868,625
8.000%, 11/01/31 (d)	6,729,000	8,411,250
American Express Co.
4.900%, 03/15/20 (a) (f)	1,595,000	1,618,128
DFC Finance Corp.
10.500%, 06/15/20 (144A)	1,055,000	825,538
E*TRADE Financial Corp.
4.625%, 09/15/23	964,000	980,870
5.375%, 11/15/22	1,053,000	1,110,915
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.
4.875%, 03/15/19	1,295,000	1,319,281
5.875%, 02/01/22 (d)	2,747,000	2,829,410
6.000%, 08/01/20 (d)	748,000	777,022
International Lease Finance Corp.
4.625%, 04/15/21	261,000	270,135
5.875%, 08/15/22 (a)	1,040,000	1,154,400
Jefferies Finance LLC / JFIN Co-Issuer Corp.
6.875%, 04/15/22 (144A)	1,692,000	1,573,560
7.375%, 04/01/20 (144A)	505,000	489,850
Lehman Brothers Holdings, Inc.
Zero Coupon, 02/05/14 (EUR) (g) (h)	4,500,000	864,904
4.750%, 01/16/14 (EUR) (g) (h)	2,140,000	402,681
5.375%, 10/17/12 (EUR) (g) (h)	350,000	65,859

		27,373,688

Electric—1.8%
AES Corp.
4.875%, 05/15/23	455,000	443,625
5.500%, 03/15/24	106,000	105,735
7.375%, 07/01/21	60,000	66,600
Calpine Corp.
5.375%, 01/15/23 (a)	1,562,000	1,562,000
5.500%, 02/01/24	391,000	394,421
5.750%, 01/15/25	263,000	264,972
5.875%, 01/15/24 (144A) (a)	1,110,000	1,199,355
Dynegy Finance I, Inc. / Dynegy Finance II, Inc.
6.750%, 11/01/19 (144A)	2,215,000	2,292,525
7.375%, 11/01/22 (144A)	170,000	178,713
FPL Energy National Wind Portfolio LLC
6.125%, 03/25/19 (144A)	5,415	5,415
Homer City Generation L.P.
8.137%, 10/01/19 (e)	398,286	406,252
8.734%, 10/01/26 (e)	1,084,139	1,105,821
Mirant Mid Atlantic Pass-Through Trust
9.125%, 06/30/17	543,207	573,083
10.060%, 12/30/28	871,019	953,766
NRG Energy, Inc.
6.250%, 05/01/24	798,000	803,985
7.875%, 05/15/21	478,000	513,850
NRG REMA LLC
9.237%, 07/02/17	79,929	85,524
9.681%, 07/02/26	418,000	451,440

MIST-51

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc.
10.500%, 11/01/16 (g)	31,017,000	$2,791,530
Viridian Group FundCo II, Ltd.
7.500%, 03/01/20 (EUR)	280,000	308,522

		14,507,134

Electrical Components & Equipment—0.1%
Belden, Inc.
5.500%, 04/15/23 (EUR)	901,000	1,037,828

Electronics—0.1%
Trionista Holdco GmbH
5.000%, 04/30/20 (EUR)	416,000	467,366
Trionista TopCo GmbH
6.875%, 04/30/21 (EUR)	211,000	244,234

		711,600

Energy-Alternate Sources—0.1%
CE Energy A/S
7.000%, 02/01/21 (EUR)	385,000	422,251

Engineering & Construction—0.9%
Abengoa Greenfield S.A.
6.500%, 10/01/19 (144A) (a)	1,151,000	1,058,920
AECOM
5.750%, 10/15/22 (144A)	269,000	278,415
5.875%, 10/15/24 (144A)	1,091,000	1,145,550
Aguila 3 S.A.
7.875%, 01/31/18 (144A)	551,000	551,000
Aldesa Financial Services S.A.
7.250%, 04/01/21 (EUR)	485,000	477,169
Astaldi S.p.A.
7.125%, 12/01/20 (EUR)	710,000	820,883
Novafives SAS
4.071%, 06/30/20 (EUR) (f)	230,000	243,158
4.500%, 06/30/21 (EUR)	160,000	169,890
Officine Maccaferri S.p.A.
5.750%, 06/01/21 (EUR)	383,000	411,775
SBA Communications Corp.
4.875%, 07/15/22 (144A)	1,240,000	1,214,656
Weekley Homes LLC / Weekley Finance Corp.
6.000%, 02/01/23	505,000	483,537

		6,854,953

Entertainment—0.4%
Cedar Fair L.P. / Canada’s Wonderland Co. / Magnum Management Corp.
5.375%, 06/01/24 (144A)	405,000	414,112
Cleopatra Finance, Ltd.
4.125%, 02/15/20 (EUR)	300,000	325,398
4.750%, 02/15/23 (EUR)	350,000	383,138
6.250%, 02/15/22 (144A)	200,000	195,500
DreamWorks Animation SKG, Inc.
6.875%, 08/15/20 (144A)	258,000	251,550

Entertainment—(Continued)
Intralot Capital Luxembourg S.A.
6.000%, 05/15/21 (EUR)	258,000	244,125
Merlin Entertainments plc
2.750%, 03/15/22 (EUR)	250,000	270,829
PortAventura Entertainment Barcelona B.V.
7.250%, 12/01/20 (EUR)	100,000	112,911
Regal Entertainment Group
5.750%, 02/01/25	271,000	271,000
Vougeot Bidco plc
7.875%, 07/15/20 (GBP)	282,000	439,235
Waterford Gaming LLC / Waterford Gaming Financial Corp.
8.625%, 09/15/49 (144A)	351,486	879

		2,908,677

Environmental Control—0.1%
ADS Waste Holdings, Inc.
8.250%, 10/01/20	388,000	405,460
Bilbao Luxembourg S.A.
10.500%, 12/01/18 (EUR) (e)	269,344	305,541
Covanta Holding Corp.
5.875%, 03/01/24	369,000	381,915

		1,092,916

Food—0.6%
Bakkavor Finance 2 plc
8.750%, 06/15/20 (GBP)	396,000	643,232
Boparan Finance plc
4.375%, 07/15/21 (EUR)	220,000	216,448
5.500%, 07/15/21 (GBP)	300,000	392,730
Findus Bondco S.A.
9.125%, 07/01/18 (EUR)	362,000	412,109
HJ Heinz Co.
4.250%, 10/15/20 (a)	1,160,000	1,190,160
R&R Pik plc
9.250%, 05/15/18 (EUR) (e)	526,000	574,065
Smithfield Foods, Inc.
5.875%, 08/01/21 (144A) (a)	352,000	369,160
6.625%, 08/15/22	331,000	354,170
WhiteWave Foods Co. (The)
5.375%, 10/01/22	350,000	376,250

		4,528,324

Food Service—0.2%
Aramark Services, Inc.
5.750%, 03/15/20	1,469,000	1,535,105
Brakes Capital
7.125%, 12/15/18 (GBP)	185,000	278,567

		1,813,672

Forest Products & Paper—0.1%
Clearwater Paper Corp.
4.500%, 02/01/23	544,000	535,840

MIST-52

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Products—0.8%
3AB Optique Developpement SAS
5.625%, 04/15/19 (EUR)	450,000	$463,298
Alere, Inc.
6.500%, 06/15/20	269,000	277,743
7.250%, 07/01/18	990,000	1,050,637
8.625%, 10/01/18	816,000	848,640
DJO Finance LLC / DJO Finance Corp.
8.750%, 03/15/18 (a)	354,000	370,815
Hologic, Inc.
6.250%, 08/01/20	908,000	942,050
IDH Finance plc
6.000%, 12/01/18 (GBP)	397,000	594,063
6.000%, 12/01/18 (144A) (GBP)	100,000	149,638
Mallinckrodt International Finance S.A.
5.750%, 08/01/22 (144A)	525,000	542,063
Teleflex, Inc.
6.875%, 06/01/19	805,000	839,212

		6,078,159

Healthcare-Services—4.0%
Acadia Healthcare Co., Inc.
5.125%, 07/01/22	435,000	435,544
5.625%, 02/15/23 (144A)	172,000	175,010
Amsurg Corp.
5.625%, 07/15/22	2,016,000	2,061,360
Care UK Health & Social Care plc
5.560%, 07/15/19 (GBP) (f)	480,000	672,870
Centene Corp.
4.750%, 05/15/22	436,000	452,350
CHS/Community Health Systems, Inc.
6.875%, 02/01/22 (a)	1,049,000	1,121,119
DaVita HealthCare Partners, Inc.
5.125%, 07/15/24	2,728,000	2,782,560
Envision Healthcare Corp.
5.125%, 07/01/22 (144A)	275,000	281,188
HCA Holdings, Inc.
7.750%, 05/15/21	1,850,000	1,968,511
HCA, Inc.
4.750%, 05/01/23	1,238,000	1,284,425
5.000%, 03/15/24	2,800,000	2,968,000
5.250%, 04/15/25	775,000	837,000
5.375%, 02/01/25	1,938,000	2,032,477
5.875%, 03/15/22	2,735,000	3,028,165
5.875%, 05/01/23 (a)	672,000	725,760
6.500%, 02/15/20	1,012,000	1,139,512
HealthSouth Corp.
5.125%, 03/15/23	488,000	496,540
5.750%, 11/01/24	909,000	945,360
Kindred Healthcare, Inc.
6.375%, 04/15/22 (a)	357,000	360,124
MPH Acquisition Holdings LLC
6.625%, 04/01/22 (144A)	470,000	487,037
Surgical Care Affiliates, Inc.
6.000%, 04/01/23 (144A)	336,000	338,520

Healthcare-Services—(Continued)
Tenet Healthcare Corp.
4.375%, 10/01/21 (a)	1,028,000	1,004,870
4.500%, 04/01/21	260,000	254,800
4.750%, 06/01/20	435,000	440,846
5.500%, 03/01/19 (144A)	1,188,000	1,196,910
6.000%, 10/01/20	1,546,000	1,638,760
6.250%, 11/01/18	397,000	430,249
8.125%, 04/01/22	1,225,000	1,350,562
Voyage Care Bondco plc
6.500%, 08/01/18 (GBP)	704,000	1,075,643

		31,986,072

Holding Companies-Diversified—0.2%
Carlson Travel Holdings, Inc.
7.500%, 08/15/19 (144A) (e)	249,000	252,112
Monitchem HoldCo 3 S.A.
5.250%, 06/15/21 (EUR)	160,000	172,900
WaveDivision Escrow LLC / WaveDivision Escrow Corp.
8.125%, 09/01/20 (144A)	1,323,000	1,430,494

		1,855,506

Home Builders—2.3%
Allegion U.S. Holding Co., Inc.
5.750%, 10/01/21	257,000	268,565
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.875%, 02/15/21 (144A)	744,000	677,040
Beazer Homes USA, Inc.
5.750%, 06/15/19	1,344,000	1,313,760
6.625%, 04/15/18	443,000	459,613
7.500%, 09/15/21	551,000	538,603
Brookfield Residential Properties, Inc. / Brookfield Residential U.S. Corp.
6.125%, 07/01/22 (144A)	793,000	820,755
DR Horton, Inc.
4.000%, 02/15/20	882,000	894,348
K Hovnanian Enterprises, Inc.
7.250%, 10/15/20 (144A)	657,000	689,850
Lennar Corp.
4.500%, 11/15/19 (a)	528,000	542,520
4.750%, 11/15/22	910,000	925,925
PulteGroup, Inc.
6.375%, 05/15/33	974,000	1,008,090
Ryland Group, Inc. (The)
6.625%, 05/01/20	480,000	518,400
Shea Homes L.P. / Shea Homes Funding Corp.
5.875%, 04/01/23 (144A)	856,000	870,980
6.125%, 04/01/25 (144A) (a)	866,000	872,495
Standard Pacific Corp.
5.875%, 11/15/24	378,000	388,395
8.375%, 01/15/21 (a)	2,593,000	3,001,397
Taylor Morrison Communities, Inc. / Monarch Communities, Inc.
5.250%, 04/15/21 (144A) (a)	435,000	430,650

MIST-53

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Home Builders—(Continued)
TRI Pointe Holdings, Inc.
4.375%, 06/15/19 (144A)	875,000	$854,219
5.875%, 06/15/24 (144A)	595,000	581,612
William Lyon Homes, Inc.
8.500%, 11/15/20	1,990,000	2,154,175
Woodside Homes Co. LLC / Woodside Homes Finance, Inc.
6.750%, 12/15/21 (144A)	660,000	631,950

		18,443,342

Home Furnishings—0.1%
Magnolia BC S.A.
9.000%, 08/01/20 (EUR)	400,000	445,154

Household Products/Wares—0.3%
Armored Autogroup, Inc.
9.250%, 11/01/18 (a)	700,000	716,625
Spectrum Brands, Inc.
6.125%, 12/15/24 (144A)	831,000	887,092
6.375%, 11/15/20	310,000	328,600
6.625%, 11/15/22	715,000	765,050

		2,697,367

Insurance—0.6%
A-S Co-Issuer Subsidiary, Inc. / A-S Merger Sub LLC
7.875%, 12/15/20 (144A)	1,162,000	1,196,860
AIG Life Holdings, Inc.
7.570%, 12/01/45 (144A)	590,000	797,975
CNO Financial Group, Inc.
6.375%, 10/01/20 (144A)	330,000	348,150
Genworth Holdings, Inc.
4.800%, 02/15/24	410,000	344,913
Hockey Merger Sub 2, Inc.
7.875%, 10/01/21 (144A)	795,000	814,875
Pension Insurance Corp. plc
6.500%, 07/03/24 (GBP)	300,000	461,411
Radian Group, Inc.
5.500%, 06/01/19	538,000	561,537

		4,525,721

Internet—0.9%
Equinix, Inc.
5.375%, 01/01/22	93,000	96,953
5.750%, 01/01/25	472,000	492,060
Netflix, Inc.
5.500%, 02/15/22 (144A)	840,000	858,900
5.875%, 02/15/25 (144A)	312,000	320,190
VeriSign, Inc.
5.250%, 04/01/25 (144A) (a)	232,000	236,640
Zayo Group LLC / Zayo Capital, Inc.
6.000%, 04/01/23 (144A)	2,420,000	2,432,100
10.125%, 07/01/20 (a)	2,357,000	2,669,302

		7,106,145

Iron/Steel—0.3%
Ovako AB
6.500%, 06/01/19 (EUR)	350,000	374,004
Ryerson, Inc. / Joseph T Ryerson & Son, Inc.
9.000%, 10/15/17 (a)	545,000	550,450
Steel Dynamics, Inc.
5.125%, 10/01/21 (144A)	1,155,000	1,162,219
6.375%, 08/15/22	260,000	277,550

		2,364,223

Leisure Time—0.3%
Brunswick Corp.
4.625%, 05/15/21 (144A)	324,000	326,430
Cirsa Funding Luxembourg S.A.
8.750%, 05/15/18 (EUR)	967,000	1,067,061
Jarden Corp.
7.500%, 05/01/17	655,000	722,138
TUI AG
4.500%, 10/01/19 (EUR)	106,000	120,530

		2,236,159

Lodging—1.1%
Caesars Entertainment Resort Properties LLC
8.000%, 10/01/20 (a)	1,165,000	1,156,263
Felcor Lodging L.P.
5.625%, 03/01/23	532,000	549,290
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
5.625%, 10/15/21	1,325,000	1,394,562
MGM Resorts International
5.250%, 03/31/20 (a)	509,000	516,584
6.000%, 03/15/23 (a)	1,720,000	1,767,300
6.625%, 12/15/21	183,000	195,467
6.750%, 10/01/20	381,000	408,623
7.750%, 03/15/22	225,000	253,406
8.625%, 02/01/19	209,000	238,260
Station Casinos LLC
7.500%, 03/01/21 (a)	2,108,000	2,245,020

		8,724,775

Machinery-Construction & Mining—0.1%
BlueLine Rental Finance Corp.
7.000%, 02/01/19 (144A)	531,000	546,930
Oshkosh Corp.
5.375%, 03/01/25 (144A)	213,000	219,390

		766,320

Machinery-Diversified—0.1%
Selecta Group B.V.
6.500%, 06/15/20 (EUR)	615,000	666,239

Media—6.8%
AMC Networks, Inc.
4.750%, 12/15/22 (a)	250,000	248,905
7.750%, 07/15/21	405,000	439,425

MIST-54

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Cablevision Systems Corp.
5.875%, 09/15/22 (a)	737,000	$772,008
CCOH Safari LLC
5.500%, 12/01/22	1,767,000	1,806,757
5.750%, 12/01/24	3,788,000	3,901,640
Cequel Communications Holdings I LLC / Cequel Capital Corp.
5.125%, 12/15/21 (144A) (a)	1,200,000	1,198,500
Clear Channel Worldwide Holdings, Inc.
6.500%, 11/15/22	2,158,000	2,259,910
7.625%, 03/15/20	946,000	995,665
Columbus International, Inc.
7.375%, 03/30/21 (144A) (a)	1,360,000	1,429,700
DISH DBS Corp.
4.250%, 04/01/18 (a)	1,725,000	1,733,625
5.000%, 03/15/23	1,290,000	1,254,267
5.125%, 05/01/20	989,000	996,418
5.875%, 11/15/24	2,194,000	2,196,742
Gannett Co., Inc.
4.875%, 09/15/21 (144A)	682,000	695,640
5.125%, 10/15/19	469,000	491,278
5.125%, 07/15/20	275,000	286,688
5.500%, 09/15/24 (144A)	508,000	531,495
6.375%, 10/15/23	728,000	789,880
Harron Communications L.P. / Harron Finance Corp.
9.125%, 04/01/20 (144A)	690,000	755,550
iHeartCommunications, Inc.
9.000%, 12/15/19 (a)	1,059,000	1,048,410
9.000%, 03/01/21	731,000	699,933
9.000%, 09/15/22	1,445,000	1,379,975
LIN Television Corp.
5.875%, 11/15/22 (144A)	485,000	494,700
Midcontinent Communications & Midcontinent Finance Corp.
6.250%, 08/01/21 (144A)	605,000	629,200
MPL 2 Acquisition Canco, Inc.
9.875%, 08/15/18 (144A)	1,151,000	1,224,376
NBCUniversal Enterprise, Inc.
5.250%, 03/29/49 (144A)	255,000	270,351
Nexstar Broadcasting, Inc.
6.875%, 11/15/20	509,000	536,995
Nielsen Finance LLC / Nielsen Finance Co.
5.000%, 04/15/22 (144A)	919,000	924,744
Numericable-SFR
5.375%, 05/15/22 (EUR)	245,000	275,317
5.625%, 05/15/24 (EUR)	685,000	777,130
6.000%, 05/15/22 (144A)	3,172,000	3,211,650
6.250%, 05/15/24 (144A) (a)	1,405,000	1,422,562
Radio One, Inc.
9.250%, 02/15/20 (144A)	490,000	467,950
RCN Telecom Services LLC / RCN Capital Corp.
8.500%, 08/15/20 (144A)	995,000	1,054,700
Sinclair Television Group, Inc.
5.625%, 08/01/24 (144A) (a)	566,000	575,905

Media—(Continued)
Sirius XM Radio, Inc.
5.375%, 04/15/25 (144A) (a)	775,000	778,875
6.000%, 07/15/24 (144A)	740,000	777,000
Sterling Entertainment Enterprises LLC
9.750%, 12/15/19 (144A) (b) (c)	2,750,000	2,805,000
Townsquare Media, Inc.
6.500%, 04/01/23 (144A)	390,000	390,975
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH
3.500%, 01/15/27 (EUR)	100,000	107,794
4.000%, 01/15/25 (EUR)	584,000	653,824
5.500%, 01/15/23 (144A)	1,160,000	1,213,708
5.625%, 04/15/23 (EUR)	104,000	121,331
Unitymedia Kabel BW GmbH
9.500%, 03/15/21 (EUR)	1,029,000	1,256,078
Univision Communications, Inc.
5.125%, 05/15/23 (144A)	1,530,000	1,552,950
5.125%, 02/15/25 (144A) (a)	1,842,000	1,881,142
8.500%, 05/15/21 (144A)	1,204,000	1,286,775
Wave Holdco LLC / Wave Holdco Corp.
8.250%, 07/15/19 (144A) (e)	1,350,000	1,382,062
Ziggo Bond Finance B.V.
4.625%, 01/15/25 (EUR)	333,000	371,074
5.875%, 01/15/25 (144A)	1,530,000	1,602,675

		53,959,254

Metal Fabricate/Hardware—0.8%
Eco-Bat Finance plc
7.750%, 02/15/17 (EUR)	1,037,000	1,087,694
Wise Metals Group LLC / Wise Alloys Finance Corp.
8.750%, 12/15/18 (144A)	4,904,000	5,235,020

		6,322,714

Mining—1.1%
Alcoa, Inc.
5.125%, 10/01/24 (a)	3,513,000	3,760,006
5.900%, 02/01/27	58,000	63,869
5.950%, 02/01/37 (a)	70,000	73,480
6.150%, 08/15/20	300,000	338,493
6.750%, 01/15/28	128,000	147,156
Constellium NV
5.750%, 05/15/24 (144A) (a)	1,172,000	1,107,540
8.000%, 01/15/23 (144A)	2,355,000	2,466,863
FMG Resources Pty, Ltd.
6.875%, 04/01/22 (144A)	506,000	373,808
Global Brass & Copper, Inc.
9.500%, 06/01/19	575,000	618,125

		8,949,340

Miscellaneous Manufacturing—0.2%
Bombardier, Inc.
7.500%, 03/15/25 (144A) (a)	566,000	558,571

MIST-55

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Miscellaneous Manufacturing—(Continued)
Gates Global LLC / Gates Global Co.
5.750%, 07/15/22 (EUR)	465,000	$461,242
Hydra Dutch Holdings 2 B.V.
5.571%, 04/15/19 (EUR) (f)	475,000	465,829
SPX Corp.
6.875%, 09/01/17	495,000	538,313

		2,023,955

Office/Business Equipment—0.4%
CDW LLC / CDW Finance Corp.
5.000%, 09/01/23	457,000	463,855
5.500%, 12/01/24	1,685,000	1,765,038
6.000%, 08/15/22 (a)	1,105,000	1,186,162

		3,415,055

Oil & Gas—6.9%
Antero Resources Corp.
5.125%, 12/01/22	421,000	404,160
5.375%, 11/01/21	1,003,000	972,910
6.000%, 12/01/20	137,000	137,069
Atwood Oceanics, Inc.
6.500%, 02/01/20	725,000	696,000
Baytex Energy Corp.
5.125%, 06/01/21 (144A) (a)	356,000	326,630
Berry Petroleum Co. LLC
6.375%, 09/15/22 (a)	898,000	698,195
6.750%, 11/01/20	463,000	376,188
Bonanza Creek Energy, Inc.
5.750%, 02/01/23 (a)	1,150,000	1,058,000
6.750%, 04/15/21	1,425,000	1,385,812
California Resources Corp.
5.500%, 09/15/21 (144A)	610,000	541,192
6.000%, 11/15/24 (144A) (a)	2,923,000	2,564,932
Carrizo Oil & Gas, Inc.
7.500%, 09/15/20 (a)	47,000	48,293
8.625%, 10/15/18	1,437,000	1,498,072
Chesapeake Energy Corp.
5.750%, 03/15/23 (a)	285,000	277,875
6.125%, 02/15/21 (a)	662,000	670,275
6.625%, 08/15/20	438,000	452,235
6.875%, 11/15/20	514,000	537,130
Concho Resources, Inc.
5.500%, 10/01/22 (a)	1,009,000	1,016,567
5.500%, 04/01/23	1,629,000	1,641,055
CrownRock L.P. / CrownRock Finance, Inc.
7.125%, 04/15/21 (144A) (a)	1,006,000	1,002,227
7.750%, 02/15/23 (144A)	391,000	395,888
Denbury Resources, Inc.
4.625%, 07/15/23	76,000	65,170
5.500%, 05/01/22	688,000	617,480
Diamondback Energy, Inc.
7.625%, 10/01/21	1,225,000	1,289,312
EP Energy LLC / Everest Acquisition Finance, Inc.
6.875%, 05/01/19	357,000	365,925

Oil & Gas—(Continued)
Halcon Resources Corp.
8.875%, 05/15/21 (a)	228,000	158,460
9.250%, 02/15/22 (a)	465,000	320,850
9.750%, 07/15/20 (a)	850,000	599,250
Hilcorp Energy I L.P. / Hilcorp Finance Co.
5.000%, 12/01/24 (144A)	428,000	402,320
7.625%, 04/15/21 (144A)	970,000	1,008,800
8.000%, 02/15/20 (144A)	245,000	253,575
Jones Energy Holdings LLC / Jones Energy Finance Corp.
6.750%, 04/01/22	550,000	514,250
Laredo Petroleum, Inc.
7.375%, 05/01/22 (a)	725,000	747,656
Legacy Reserves L.P. / Legacy Reserves Finance Corp.
6.625%, 12/01/21	545,000	430,550
Linn Energy LLC / Linn Energy Finance Corp.
6.250%, 11/01/19	896,000	707,840
7.750%, 02/01/21 (a)	285,000	226,575
8.625%, 04/15/20 (a)	455,000	387,888
MEG Energy Corp.
6.375%, 01/30/23 (144A) (a)	267,000	245,640
6.500%, 03/15/21 (144A)	1,974,000	1,825,950
7.000%, 03/31/24 (144A) (a)	2,524,000	2,378,870
Memorial Production Partners L.P. / Memorial Production Finance Corp.
6.875%, 08/01/22 (144A)	616,000	545,160
7.625%, 05/01/21	299,000	272,090
Memorial Resource Development Corp.
5.875%, 07/01/22 (144A)	2,623,000	2,465,620
Newfield Exploration Co.
5.375%, 01/01/26	249,000	251,521
6.875%, 02/01/20	545,000	564,184
Oasis Petroleum, Inc.
6.500%, 11/01/21 (a)	835,000	797,425
6.875%, 01/15/23	365,000	354,050
Offshore Group Investment, Ltd.
7.500%, 11/01/19	552,000	314,640
Pacific Drilling S.A.
5.375%, 06/01/20 (144A) (a)	291,000	232,800
Parsley Energy LLC / Parsley Finance Corp.
7.500%, 02/15/22 (144A) (a)	1,179,000	1,190,790
Petrobras Global Finance B.V.
4.750%, 01/14/25 (EUR)	110,000	106,434
Precision Drilling Corp.
5.250%, 11/15/24 (144A)	1,365,000	1,139,775
6.625%, 11/15/20	235,000	221,488
QEP Resources, Inc.
5.250%, 05/01/23	400,000	392,000
5.375%, 10/01/22	411,000	403,808
Range Resources Corp.
5.000%, 08/15/22	217,000	215,915
5.000%, 03/15/23 (a)	284,000	282,580
5.750%, 06/01/21 (a)	39,000	40,743
Rosetta Resources, Inc.
5.875%, 06/01/24 (a)	501,000	465,930

MIST-56

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
RSP Permian, Inc.
6.625%, 10/01/22 (144A)	634,000	$637,170
Sanchez Energy Corp.
6.125%, 01/15/23 (a)	1,975,000	1,775,031
7.750%, 06/15/21 (a)	285,000	276,450
SandRidge Energy, Inc.
7.500%, 02/15/23 (a)	990,000	603,900
8.750%, 01/15/20 (a)	288,000	187,200
Seven Generations Energy, Ltd.
8.250%, 05/15/20 (144A)	4,275,000	4,360,500
Seventy Seven Energy, Inc.
6.500%, 07/15/22	432,000	196,560
SM Energy Co.
5.000%, 01/15/24	345,000	324,818
6.125%, 11/15/22 (144A)	2,050,000	2,039,750
6.500%, 01/01/23	163,000	166,260
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.500%, 08/15/22	461,000	436,797
7.500%, 07/01/21	776,000	807,040
Sunoco L.P. / Sunoco Finance Corp.
6.375%, 04/01/23 (144A)	368,000	379,040
Trafigura Beheer B.V.
6.375%, 04/08/15 (EUR)	490,000	527,294
Ultra Petroleum Corp.
5.750%, 12/15/18 (144A)	198,000	178,695
Whiting Petroleum Corp.
5.000%, 03/15/19	990,000	972,675
6.250%, 04/01/23 (144A)	881,000	876,595
6.500%, 10/01/18 (a)	315,000	315,000
WPX Energy, Inc.
5.250%, 09/15/24 (a)	614,000	540,013

		55,104,807

Oil & Gas Services—0.3%
BIBBY Offshore Services plc
7.500%, 06/15/21 (GBP)	420,000	529,574
Calfrac Holdings L.P.
7.500%, 12/01/20 (144A) (a)	1,574,000	1,396,925
Hiland Partners L.P. / Hiland Partner Finance Corp.
7.250%, 10/01/20 (144A)	215,000	231,662
Pioneer Energy Services Corp.
6.125%, 03/15/22	79,000	60,040

		2,218,201

Packaging & Containers—2.0%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
4.250%, 01/15/22 (EUR)	700,000	767,729
6.000%, 06/30/21 (144A) (a)	680,000	668,100
6.250%, 01/31/19 (144A) (a)	769,000	772,845
Ball Corp.
4.000%, 11/15/23	241,000	234,975

Packaging & Containers—(Continued)
Beverage Packaging Holdings Luxembourg II S.A. / Beverage Packaging Holdings II
5.625%, 12/15/16 (144A) (a)	696,000	698,610
6.000%, 06/15/17 (144A) (a)	1,125,000	1,127,813
Crown Americas LLC / Crown Americas Capital Corp. III
6.250%, 02/01/21	271,000	285,566
Crown Americas LLC / Crown Americas Capital Corp. IV
4.500%, 01/15/23	469,000	473,104
Crown European Holdings S.A.
4.000%, 07/15/22 (EUR)	490,000	569,022
Greif Nevada Holdings, Inc.
7.375%, 07/15/21 (144A) (EUR)	330,000	417,815
Novelis, Inc.
8.375%, 12/15/17	350,000	365,750
8.750%, 12/15/20	3,662,000	3,922,918
Pactiv LLC
7.950%, 12/15/25	1,713,000	1,747,260
8.375%, 04/15/27	405,000	416,138
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.750%, 10/15/20	460,000	475,525
6.875%, 02/15/21	145,000	152,613
9.875%, 08/15/19	257,000	274,990
Sealed Air Corp.
4.875%, 12/01/22 (144A)	448,000	456,960
5.125%, 12/01/24 (144A)	428,000	442,980
6.875%, 07/15/33 (144A)	388,000	408,370
8.375%, 09/15/21 (144A)	254,000	285,750
SGD Group SAS
5.625%, 05/15/19 (EUR)	310,000	341,077
SIG Combibloc Holdings SCA
7.750%, 02/15/23 (EUR)	146,000	165,950
Tekni-Plex, Inc.
9.750%, 06/01/19 (144A) (a)	516,000	554,700

		16,026,560

Pharmaceuticals—3.3%
Capsugel S.A.
7.000%, 05/15/19 (144A) (e)	369,000	374,996
Catamaran Corp.
4.750%, 03/15/21	475,000	527,844
Endo Finance LLC & Endo Finco, Inc.
7.000%, 12/15/20 (144A)	238,000	248,115
7.250%, 01/15/22 (144A)	255,000	270,619
Endo Finance LLC / Endo, Ltd. / Endo Finco, Inc.
6.000%, 02/01/25 (144A)	2,564,000	2,640,920
Grifols Worldwide Operations, Ltd.
5.250%, 04/01/22 (144A)	629,000	639,221
JLL/Delta Dutch Newco B.V.
7.500%, 02/01/22 (144A) (a)	613,000	637,520
Omnicare, Inc.
4.750%, 12/01/22	296,000	305,620
5.000%, 12/01/24 (a)	250,000	261,250

MIST-57

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Par Pharmaceutical Cos., Inc.
7.375%, 10/15/20 (a)	1,287,000	$1,357,785
Pinnacle Merger Sub, Inc.
9.500%, 10/01/23 (144A)	214,000	237,540
Valeant Pharmaceuticals International, Inc.
5.500%, 03/01/23 (144A)	885,000	891,638
5.625%, 12/01/21 (144A) (a)	1,182,000	1,199,730
6.375%, 10/15/20 (144A)	2,535,000	2,633,231
6.750%, 08/15/18 (144A) (a)	406,000	427,823
6.750%, 08/15/21 (144A)	230,000	240,350
7.000%, 10/01/20 (144A)	926,000	966,512
7.250%, 07/15/22 (144A)	330,000	348,975
VRX Escrow Corp.
4.500%, 05/15/23 (EUR)	775,000	838,527
5.375%, 03/15/20 (144A)	1,570,000	1,583,737
5.875%, 05/15/23 (144A) (a)	5,014,000	5,139,350
6.125%, 04/15/25 (144A)	4,374,000	4,527,090

		26,298,393

Pipelines—3.4%
Access Midstream Partners L.P. / ACMP Finance Corp.
6.125%, 07/15/22	1,077,000	1,141,082
Energy Transfer Equity L.P.
5.875%, 01/15/24	2,238,000	2,361,090
Genesis Energy L.P. / Genesis Energy Finance Corp.
5.750%, 02/15/21	166,000	160,190
Kinder Morgan, Inc.
6.700%, 02/15/27	62,930	67,656
7.750%, 01/15/32	1,361,000	1,675,045
7.800%, 08/01/31 (d)	525,000	643,069
MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp.
4.500%, 07/15/23 (a)	550,000	544,500
6.250%, 06/15/22	731,000	763,895
6.500%, 08/15/21 (a)	845,000	885,138
NGPL PipeCo LLC
7.119%, 12/15/17 (144A) (a)	1,132,000	1,127,755
9.625%, 06/01/19 (144A)	445,000	440,550
Penn Virginia Resource Partners L.P. / Penn Virginia Resource Finance Corp.
6.500%, 05/15/21	1,896,000	1,995,540
Regency Energy Partners L.P. / Regency Energy Finance Corp.
4.500%, 11/01/23	1,639,000	1,647,195
Rockies Express Pipeline LLC
6.000%, 01/15/19 (144A)	1,200,000	1,273,500
6.875%, 04/15/40 (144A)	1,180,000	1,286,200
Rose Rock Midstream L.P. / Rose Rock Finance Corp.
5.625%, 07/15/22	660,000	650,100
Sabine Pass Liquefaction LLC
5.625%, 04/15/23	1,443,000	1,439,392
5.625%, 03/01/25 (144A)	1,395,000	1,379,306
5.750%, 05/15/24	5,841,000	5,870,205

Pipelines—(Continued)
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
6.375%, 08/01/22 (a)	450,000	471,375
Tesoro Logistics L.P. / Tesoro Logistics Finance Corp.
6.250%, 10/15/22 (144A)	1,159,000	1,199,565

		27,022,348

Real Estate—1.2%
Annington Finance No. 5 plc
13.000%, 01/15/23 (GBP) (e)	492,361	912,960
Crescent Resources LLC / Crescent Ventures, Inc.
10.250%, 08/15/17 (144A)	1,570,000	1,679,900
Kennedy-Wilson, Inc.
5.875%, 04/01/24	435,000	436,088
Realogy Group LLC
7.625%, 01/15/20 (144A)	2,896,000	3,116,820
9.000%, 01/15/20 (144A) (a)	280,000	305,200
Realogy Group LLC / Realogy Co-Issuer Corp.
4.500%, 04/15/19 (144A) (a)	1,649,000	1,669,612
5.250%, 12/01/21 (144A) (a)	924,000	937,860
Rialto Holdings LLC / Rialto Corp.
7.000%, 12/01/18 (144A)	545,000	566,800
Tropicana Entertainment LLC / Tropicana Finance Corp.
9.625%, 12/15/14 (b) (g) (h)	70,000	0

		9,625,240

Real Estate Investment Trusts—0.4%
Crown Castle International Corp.
5.250%, 01/15/23	926,000	972,300
GEO Group, Inc. (The)
5.125%, 04/01/23	355,000	362,100
5.875%, 10/15/24	915,000	951,600
iStar Financial, Inc.
4.000%, 11/01/17	340,000	335,750
5.000%, 07/01/19	235,000	235,000

		2,856,750

Retail—2.7%
Asbury Automotive Group, Inc.
6.000%, 12/15/24	566,000	587,225
BC ULC / New Red Finance, Inc.
6.000%, 04/01/22 (144A)	1,719,000	1,779,165
CST Brands, Inc.
5.000%, 05/01/23	336,000	342,720
Dufry Finance SCA
5.500%, 10/15/20 (144A)	346,000	360,903
Family Dollar Stores, Inc.
5.000%, 02/01/21	670,000	704,599
Family Tree Escrow LLC
5.250%, 03/01/20 (144A) (a)	304,000	318,440
5.750%, 03/01/23 (144A)	3,109,000	3,272,222
Hema Bondco I B.V.
6.250%, 06/15/19 (EUR)	907,000	822,869

MIST-58

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Retail—(Continued)
Hillman Group, Inc. (The)
6.375%, 07/15/22 (144A)	532,000	$532,000
Neiman Marcus Group Ltd., Inc.
8.000%, 10/15/21 (144A) (a)	1,522,000	1,613,320
PC Nextco Holdings LLC / PC Nextco Finance, Inc.
8.750%, 08/15/19	474,000	482,295
Penske Automotive Group, Inc.
5.375%, 12/01/24	324,000	333,720
5.750%, 10/01/22	1,109,000	1,164,450
Punch Taverns Finance B, Ltd.
5.943%, 09/30/22 (GBP)	263,000	385,989
Punch Taverns Finance plc
6.060%, 10/15/27 (144A) (GBP) (f)	449,000	644,874
Rite Aid Corp.
6.125%, 04/01/23 (144A)	2,781,000	2,850,525
6.750%, 06/15/21	1,100,000	1,170,125
7.700%, 02/15/27 (a)	305,000	352,275
9.250%, 03/15/20	750,000	826,875
Sonic Automotive, Inc.
5.000%, 05/15/23	227,000	224,730
THOM Europe SAS
7.375%, 07/15/19 (EUR)	590,000	662,946
Travis Perkins plc
4.375%, 09/15/21 (GBP)	351,000	546,681
Twin Set-Simona Barbieri S.p.A.
5.946%, 07/15/19 (EUR) (f)	266,000	243,114
Unique Pub Finance Co. plc (The)
5.659%, 06/30/27 (GBP)	344,087	506,121
6.542%, 03/30/21 (GBP)	259,440	401,516

		21,129,699

Semiconductors—0.5%
Advanced Micro Devices, Inc.
7.500%, 08/15/22	125,000	119,688
Micron Technology, Inc.
5.500%, 02/01/25 (144A)	1,140,000	1,148,550
NXP B.V. / NXP Funding LLC
5.750%, 02/15/21 (144A)	530,000	560,475
5.750%, 03/15/23 (144A)	745,000	791,562
Sensata Technologies B.V.
5.000%, 10/01/25 (144A) (a)	1,326,000	1,344,232
5.625%, 11/01/24 (144A)	325,000	346,125

		4,310,632

Shipbuilding—0.1%
Huntington Ingalls Industries, Inc.
5.000%, 12/15/21 (144A)	422,000	439,935

Software—2.7%
BMC Software Finance, Inc.
8.125%, 07/15/21 (144A) (a)	352,000	322,080
Epicor Software Corp.
8.625%, 05/01/19 (a)	888,000	927,960

Software—(Continued)
First Data Corp.
6.750%, 11/01/20 (144A)	1,002,000	1,067,130
7.375%, 06/15/19 (144A)	1,838,000	1,920,710
8.250%, 01/15/21 (144A)	2,453,000	2,624,710
8.750%, 01/15/22 (144A) (e)	369,000	397,136
10.625%, 06/15/21	1,126,000	1,280,825
11.250%, 01/15/21	60,000	68,250
11.750%, 08/15/21	1,949,000	2,253,531
IMS Health, Inc.
6.000%, 11/01/20 (144A)	502,000	522,708
Infor Software Parent LLC / Infor Software Parent, Inc.
7.125%, 05/01/21 (144A) (a) (e)	2,652,000	2,626,302
Infor U.S., Inc.
6.500%, 05/15/22 (144A)	1,817,000	1,862,425
9.375%, 04/01/19 (a)	1,301,000	1,395,062
MSCI, Inc.
5.250%, 11/15/24 (144A)	448,000	463,120
Nuance Communications, Inc.
5.375%, 08/15/20 (144A)	1,070,000	1,080,700
Open Text Corp.
5.625%, 01/15/23 (144A)	2,044,000	2,120,650
Sophia L.P. / Sophia Finance, Inc.
9.750%, 01/15/19 (144A)	549,000	588,803

		21,522,102

Storage/Warehousing—0.1%
Mobile Mini, Inc.
7.875%, 12/01/20	540,000	569,700

Telecommunications—9.9%
Alcatel-Lucent USA, Inc.
4.625%, 07/01/17 (144A) (a)	720,000	736,200
6.450%, 03/15/29	1,763,000	1,780,630
6.750%, 11/15/20 (144A)	2,330,000	2,481,450
Altice Financing S.A.
5.250%, 02/15/23 (EUR)	326,000	371,125
6.500%, 01/15/22 (144A)	1,290,000	1,323,862
6.625%, 02/15/23 (144A)	1,209,000	1,245,270
Altice Finco S.A.
7.625%, 02/15/25 (144A) (a)	318,000	325,950
Altice S.A.
6.250%, 02/15/25 (EUR)	708,000	761,087
7.250%, 05/15/22 (EUR)	1,361,000	1,524,879
7.625%, 02/15/25 (144A)	1,104,000	1,106,070
7.750%, 05/15/22 (144A)	1,630,000	1,657,506
Avaya, Inc.
7.000%, 04/01/19 (144A) (a)	1,330,000	1,320,025
10.500%, 03/01/21 (144A) (a)	680,000	578,000
CenturyLink, Inc.
5.625%, 04/01/20	1,039,000	1,090,950
6.450%, 06/15/21	215,000	231,931
CommScope, Inc.
5.000%, 06/15/21 (144A)	512,000	511,360
5.500%, 06/15/24 (144A) (a)	527,000	527,000

MIST-59

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Consolidated Communications, Inc.
6.500%, 10/01/22 (144A)	665,000	$673,313
Digicel Group, Ltd.
7.125%, 04/01/22 (144A)	1,550,000	1,418,250
8.250%, 09/30/20 (144A) (a)	1,116,000	1,117,674
Digicel, Ltd.
6.000%, 04/15/21 (144A)	3,947,000	3,749,650
DigitalGlobe, Inc.
5.250%, 02/01/21 (144A)	173,000	173,000
Frontier Communications Corp.
6.250%, 09/15/21	825,000	827,063
6.875%, 01/15/25 (a)	1,860,000	1,841,400
7.125%, 01/15/23 (a)	825,000	843,563
7.625%, 04/15/24	375,000	390,469
8.500%, 04/15/20	240,000	269,400
Intelsat Jackson Holdings S.A.
5.500%, 08/01/23	2,981,000	2,813,319
6.625%, 12/15/22	1,660,000	1,601,900
Level 3 Communications, Inc.
8.875%, 06/01/19	310,000	326,275
Level 3 Financing, Inc.
5.375%, 08/15/22	2,410,000	2,480,039
5.625%, 02/01/23 (144A)	1,414,000	1,452,885
6.125%, 01/15/21	205,000	214,994
7.000%, 06/01/20	1,142,000	1,219,085
8.125%, 07/01/19	1,556,000	1,635,745
8.625%, 07/15/20	810,000	877,838
Nokia Oyj
6.625%, 05/15/39 (a)	642,000	760,770
Orange S.A.
4.000%, 10/01/21 (EUR) (f)	475,000	545,823
Play Finance 2 S.A.
5.250%, 02/01/19 (EUR)	550,000	613,210
Sprint Capital Corp.
6.875%, 11/15/28 (a)	1,205,000	1,105,588
8.750%, 03/15/32	960,000	991,200
Sprint Communications, Inc.
7.000%, 03/01/20 (144A)	1,822,000	2,008,755
9.000%, 11/15/18 (144A)	3,190,000	3,660,525
Sprint Corp.
7.125%, 06/15/24	1,520,000	1,482,000
7.875%, 09/15/23	3,762,000	3,837,240
T-Mobile USA, Inc.
6.000%, 03/01/23	840,000	860,740
6.375%, 03/01/25	2,675,000	2,760,332
6.500%, 01/15/24 (a)	1,000,000	1,045,000
6.633%, 04/28/21	784,000	821,240
6.731%, 04/28/22	504,000	530,460
Telecom Italia Capital S.A.
6.000%, 09/30/34	280,000	289,100
Telecom Italia Finance S.A.
7.750%, 01/24/33 (EUR)	190,000	306,017
Telecom Italia S.p.A.
4.500%, 01/25/21 (EUR)	695,000	838,635
4.875%, 09/25/20 (EUR)	467,000	573,005
5.875%, 05/19/23 (GBP)	1,000,000	1,659,623
6.375%, 06/24/19 (GBP)	700,000	1,158,908

Telecommunications—(Continued)
Telefonica Europe B.V.
4.200%, 12/04/19 (EUR) (f)	300,000	340,478
Telenet Finance V Luxembourg SCA
6.250%, 08/15/22 (EUR)	910,000	1,066,541
6.750%, 08/15/24 (EUR)	543,000	653,924
Virgin Media Finance plc
5.750%, 01/15/25 (144A) (a)	1,095,000	1,136,391
7.000%, 04/15/23 (GBP)	513,000	827,570
Virgin Media Secured Finance plc
6.000%, 04/15/21 (GBP)	2,808,000	4,366,992
Wind Acquisition Finance S.A.
4.000%, 07/15/20 (EUR)	1,587,000	1,719,528
4.071%, 07/15/20 (EUR) (f)	580,000	622,086
6.500%, 04/30/20 (144A)	200,000	212,000

		78,292,838

Textiles—0.1%
Polymer Group, Inc.
6.875%, 06/01/19 (144A)	165,000	157,575
Springs Industries, Inc.
6.250%, 06/01/21 (a)	803,000	792,963

		950,538

Transportation—1.1%
Florida East Coast Holdings Corp.
6.750%, 05/01/19 (144A)	1,686,000	1,698,645
Global Ship Lease, Inc.
10.000%, 04/01/19 (144A)	2,535,000	2,649,075
JCH Parent, Inc.
10.500%, 03/15/19 (144A) (e)	2,230,800	2,007,720
Silk Bidco A/S
7.500%, 02/01/22 (EUR)	245,000	272,656
Watco Cos. LLC / Watco Finance Corp.
6.375%, 04/01/23 (144A)	617,000	617,000
XPO Logistics, Inc.
7.875%, 09/01/19 (144A)	1,145,000	1,212,269

		8,457,365

Trucking & Leasing—0.1%
Jurassic Holdings III, Inc.
6.875%, 02/15/21 (144A)	531,000	461,970

Total Corporate Bonds & Notes (Cost $633,881,802)		627,088,636

Floating Rate Loans(i)—9.2%

Aerospace/Defense—0.3%
Sequa Corp.
Term Loan B, 5.250%, 06/19/17	1,341,300	1,254,535
Silver II U.S. Holdings LLC
Term Loan, 4.000%, 12/13/19	1,256,367	1,195,120

		2,449,655

MIST-60

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Floating Rate Loans(i)—(Continued)

Security Description	Principal Amount*	Value

Air Freight & Logistics—0.1%
Ceva Logistics Canada ULC
Term Loan, 6.500%, 03/19/21	104,993	$98,496
Ceva Logistics U.S. Holdings, Inc.
Term Loan, 6.500%, 03/19/21	839,943	787,971

		886,467

Airlines—0.2%
Northwest Airlines, Inc.
Term Loan, 1.634%, 09/10/18	634,084	605,549
Term Loan, 1.636%, 09/10/18	320,833	306,396
Term Loan, 2.254%, 03/10/17	594,667	579,800

		1,491,745

Building Materials—0.1%
Hanson Building Products, Ltd.
1st Lien Term Loan, 6.500%, 02/18/22	518,662	518,662

Chemicals—0.5%
Ascend Performance Materials LLC
Term Loan B, 6.750%, 04/10/18	3,317,400	2,848,817
MacDermid, Inc.
Term Loan B2, 4.750%, 06/07/20	205,685	207,330
OXEA Finance LLC
2nd Lien Term Loan, 8.250%, 07/15/20	560,000	522,200

		3,578,347

Coal—0.3%
American Energy - Marcellus LLC
1st Lien Term Loan, 5.250%, 08/04/20	380,772	324,227
American Energy - Utica LLC
2nd Lien Term Loan, 5.500%, 09/30/18 (h)	1,838,241	1,691,182
Arch Coal, Inc.
Term Loan B, 6.250%, 05/16/18	722,665	560,969

		2,576,378

Commercial Services—0.5%
Hertz Corp. (The)
Term Loan B, 4.000%, 03/11/18	468,801	469,241
Term Loan B2, 3.500%, 03/11/18	1,924,241	1,920,392
Interactive Data Corp.
Term Loan, 4.750%, 05/02/21	1,811,313	1,822,351

		4,211,984

Computers—0.1%
Riverbed Technology, Inc.
Term Loan B, 0.000%, 02/19/22 (j)	540,000	545,303

Distribution/Wholesale—0.1%
HD Supply, Inc.
Term Loan B, 4.000%, 06/28/18	956,549	959,419

Electric—0.7%
Calpine Corp.
Term Loan B1, 4.000%, 04/01/18	81,575	81,909
Term Loan B3, 4.000%, 10/09/19	761,097	764,163
Energy Future Intermediate Holding Co. LLC
Term Loan, 4.250%, 06/19/16	1,925,723	1,936,155
Texas Competitive Electric Holdings Co. LLC
Extended Term Loan, 4.662%, 10/10/17	1,461,315	877,702
Term Loan, 3.750%, 05/05/16	2,110,693	2,124,149

		5,784,078

Entertainment—0.6%
Amaya Holdings B.V.
1st Lien Term Loan, 5.000%, 08/01/21	261,198	259,130
2nd Lien Term Loan, 8.000%, 08/01/22	3,652,015	3,656,580
Diamond Resorts Corp.
Term Loan, 5.500%, 05/09/21	1,088,026	1,094,826

		5,010,536

Health Care Equipment & Supplies—0.0%
Surgery Center Holdings, Inc.
1st Lien Term Loan, 5.250%, 11/03/20	364,374	365,285

Healthcare-Services—0.6%
Community Health Systems, Inc.
Term Loan D, 4.250%, 01/27/21	1,217,433	1,224,789
Tenet Healthcare Corp.
Interim Term Loan, 4.500%, 03/22/16	3,225,000	3,208,875
Secured Bridge Loan, 0.000%, 03/22/16 (j)	335,000	0
Unsecured Bridge Loan, 0.000%, 03/22/16 (j)	1,005,000	0

		4,433,664

Household Products/Wares—0.2%
Spin Holdco, Inc.
Term Loan B, 4.250%, 11/14/19	1,252,355	1,248,441

Internet—0.2%
Zayo Group LLC
Term Loan B, 4.000%, 07/02/19	1,446,106	1,450,060

Internet Software & Services—0.3%
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan B, 5.750%, 09/02/21	2,623,425	2,650,643

Lodging—0.8%
Caesars Entertainment Resort Properties LLC
Term Loan B, 7.000%, 10/11/20	4,233,693	4,015,836
La Quinta Intermediate Holdings LLC
Term Loan B, 4.000%, 04/14/21	817,268	820,971
Station Casinos LLC
Term Loan B, 4.250%, 03/02/20	1,503,582	1,509,354

		6,346,161

MIST-61

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Floating Rate Loans(i)—(Continued)

Security Description	Principal Amount*	Value

Machinery—0.3%
Gates Global, Inc.
Term Loan B, 4.250%, 07/05/21	1,984,165	$1,979,049

Media—1.0%
Advantage Sales & Marketing, Inc.
1st Lien Term Loan, 4.250%, 07/23/21	621,875	622,430
2nd Lien Term Loan, 7.500%, 07/25/22	955,000	958,104
Cengage Learning Acquisitions, Inc.
1st Lien Term Loan, 7.000%, 03/31/20	3,261,177	3,278,706
Clear Channel Communications, Inc.
Term Loan D, 6.928%, 01/30/19	2,631,109	2,508,763
Univision Communications, Inc.
Term Loan C4, 4.000%, 03/01/20	586,916	586,641

		7,954,644

Mining—0.1%
Novelis, Inc.
Term Loan, 3.750%, 03/10/17	553,603	553,892

Office/Business Equipment—0.1%
Brand Energy & Infrastructure Services, Inc.
Term Loan B, 4.750%, 11/26/20	452,708	441,730

Oil & Gas—0.2%
CITGO Holding, Inc.
Term Loan B, 9.500%, 05/12/18	1,855,350	1,846,847

Packaging & Containers—0.1%
Onex Wizard U.S. Acquisition, Inc.
Term Loan, 5.250%, 03/13/22	725,000	733,043

Pharmaceuticals—0.4%
Par Pharmaceutical Cos., Inc.
Term Loan B2, 4.000%, 09/30/19	223,867	223,867
Valeant Pharmaceuticals International, Inc.
Term Loan B, 0.000%, 03/13/22 (j)	2,780,269	2,796,342

		3,020,209

Real Estate—0.0%
Realogy Corp.
Extended Letter of Credit, 4.418%, 10/10/16	128,536	127,327

Retail—0.2%
BJ’s Wholesale Club, Inc.
2nd Lien Term Loan, 8.500%, 03/26/20	550,000	550,688
PetSmart, Inc.
1st Lien Term Loan, 5.000%, 03/11/22	905,000	912,713
Rite Aid Corp.
2nd Lien Term Loan, 5.750%, 08/21/20	350,000	353,354

		1,816,755

Semiconductors—0.3%
CEVA Intercompany B.V.
Term Loan, 6.500%, 03/19/21	608,958	571,279
Freescale Semiconductor, Inc.
Term Loan B4, 4.250%, 02/28/20	1,953,924	1,960,554

		2,531,833

Software—0.8%
First Data Corp.
Extended Term Loan, 3.674%, 03/24/18	3,961,857	3,964,745
Term Loan, 3.674%, 09/24/18	200,000	200,175
Kronos, Inc.
2nd Lien Term Loan, 9.750%, 04/30/20	1,906,969	1,959,411
Tibco Software, Inc.
Term Loan B, 6.500%, 12/04/20	355,000	355,608

		6,479,939

Telecommunications—0.0%
Hawaiian Telcom Communications, Inc.
Term Loan B, 5.000%, 06/06/19	261,735	262,607

Transportation—0.1%
CEVA Group plc
Term Loan, 6.500%, 03/19/21	583,293	547,202

Total Floating Rate Loans (Cost $73,236,948)		72,801,905

Common Stocks—5.8%

Capital Markets—1.2%
American Capital, Ltd. (a) (k)	539,636	7,981,216
E*Trade Financial Corp. (a) (k)	50,299	1,436,288
Uranium Participation Corp. (k)	28,400	126,242

		9,543,746

Chemicals—0.3%
Advanced Emissions Solutions, Inc. (a) (k)	11,202	191,554
Huntsman Corp.	100,999	2,239,148

		2,430,702

Consumer Finance—1.7%
Ally Financial, Inc. (a) (k)	93,787	1,967,651
Ally Financial, Inc. (Private Placement) (k)	562,960	11,810,901

		13,778,552

Diversified Telecommunication Services—0.3%
Broadview Networks Holdings, Inc. (k)	52,943	93,708
Level 3 Communications, Inc. (k)	38,560	2,076,071

		2,169,779

Hotels, Restaurants & Leisure—0.4%
Amaya, Inc. (k)	143,483	3,364,609

MIST-62

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Household Durables—0.1%
Stanley-Martin Communities LLC (b) (c) (k)	450	$644,400

Insurance—0.7%
American International Group, Inc.	96,638	5,294,796

Marine—0.5%
General Maritime Corp. (144A) (b) (c)	262,836	4,058,188

Media—0.2%
Cengage Learning, Inc.	26,678	605,257
HMH Publishing Co., Ltd. (k)	47,825	1,122,938

		1,728,195

Metals & Mining—0.1%
African Minerals, Ltd. (b) (h) (k)	159,753	2
Constellium NV - Class A (k)	44,718	908,670

		908,672

Paper & Forest Products—0.0%
Ainsworth Lumber Co., Ltd. (144A) (k)	10,657	29,366
Ainsworth Lumber Co., Ltd. (k)	53,942	148,638

		178,004

Trading Companies & Distributors—0.3%
HD Supply Holdings, Inc. (k)	61,680	1,921,640

Total Common Stocks (Cost $44,027,828)		46,021,283

Asset-Backed Securities—1.4%

Asset-Backed - Other—1.4%
ALM VIII, Ltd.
3.007%, 01/20/26 (144A) (f)	500,000	491,296
3.457%, 01/20/26 (144A) (f)	550,000	522,096
4.757%, 01/20/26 (144A) (f)	500,000	448,833
ALM XIV, Ltd.
3.706%, 07/28/26 (144A) (f)	250,000	238,837
5.106%, 07/28/26 (144A) (f)	250,000	225,209
Apidos CLO XVIII
3.907%, 07/22/26 (144A) (f)	550,000	527,244
Atlas Senior Loan Fund, Ltd.
3.254%, 07/16/26 (144A) (f)	250,000	245,369
3.704%, 07/16/26 (144A) (f)	250,000	237,828
Avalon IV Capital, Ltd.
3.107%, 04/17/23 (144A) (f)	250,000	248,187
Battalion CLO, Ltd.
3.607%, 10/22/25 (144A) (f)	500,000	473,793
Benefit Street Partners CLO, Ltd.
3.757%, 07/20/26 (144A) (f)	500,000	472,149
Carlyle Global Market Strategies CLO, Ltd.
6.357%, 07/20/23 (144A) (f)	290,000	290,545

Asset-Backed - Other—(Continued)
Cedar Funding III CLO, Ltd.
3.061%, 05/20/26 (144A) (f)	320,000	307,043
3.811%, 05/20/26 (144A) (f)	270,000	253,646
CIFC Funding, Ltd.
3.057%, 07/22/26 (144A) (f)	250,000	243,125
3.657%, 07/22/26 (144A) (f)	250,000	238,153
Flatiron CLO, Ltd.
3.857%, 01/17/26 (144A) (f)	500,000	485,533
Galaxy XVIII CLO, Ltd.
3.263%, 10/15/26 (144A) (f)	250,000	246,869
Highbridge Loan Management, Ltd.
3.256%, 07/28/25 (144A) (f)	300,000	295,346
Jamestown CLO, Ltd.
3.753%, 07/15/26 (144A) (f)	250,000	239,904
LCM X L.P.
5.753%, 04/15/22 (144A) (f)	1,000,000	969,023
Madison Park Funding VIII, Ltd.
3.057%, 04/22/22 (144A) (f)	250,000	250,011
4.107%, 04/22/22 (144A) (f)	250,000	250,009
Madison Park Funding XIV, Ltd.
3.857%, 07/20/26 (144A) (f)	250,000	242,860
Octagon Investment Partners XII, Ltd.
5.755%, 05/05/23 (144A) (f)	400,000	390,204
Octagon Investment Partners XX, Ltd.
3.908%, 08/12/26 (144A) (f)	250,000	241,339
Palmer Square CLO, Ltd.
2.807%, 10/17/22 (144A) (f)	400,000	394,526
4.107%, 10/17/22 (144A) (f)	300,000	294,541
TICP CLO II, Ltd.
1.707%, 07/20/26 (144A) (f)	500,000	496,514
Voya CLO, Ltd.
3.856%, 07/25/26 (144A) (f)	500,000	479,130
Washington Mill CLO, Ltd.
3.257%, 04/20/26 (144A) (f)	250,000	246,211
WhiteHorse IX, Ltd.
2.957%, 07/17/26 (144A) (f)	250,000	241,412

Total Asset-Backed Securities (Cost $11,236,487)		11,226,785

Convertible Preferred Stocks—1.2%

Hotels, Restaurants & Leisure—1.1%
Amaya, Inc.
Zero Coupon, 12/31/49 (CAD) (k)	7,581,000	8,347,450

Oil & Gas—0.1%
Chesapeake Energy Corp.
5.750%, 12/31/49	899	786,522

Total Convertible Preferred Stocks (Cost $8,025,689)		9,133,972

MIST-63

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Preferred Stocks—0.8%

Security Description	Shares/ Principal Amount*	Value

Banks—0.4%
GMAC Capital Trust I, 8.125% (f)	143,228	$3,759,735

Consumer Finance—0.1%
Ally Financial, Inc., 8.500% (a) (f)	22,812	608,396

Diversified Financial Services—0.3%
Marsico Parent Superholdco LLC (144A) (b) (k)	25	0
RBS Capital Funding Trust VII, 6.080%	90,156	2,233,164

		2,233,164

Total Preferred Stocks (Cost $6,532,015)		6,601,295

Convertible Bonds—0.8%

Diversified Financial Services—0.0%
E*Trade Financial Corp.
Zero Coupon, 08/31/19 (144A)	76,000	209,992
Zero Coupon, 08/31/19	11,000	30,394

		240,386

Insurance—0.1%
Radian Group, Inc.
2.250%, 03/01/19	363,000	581,934
3.000%, 11/15/17	169,000	258,676

		840,610

Retail—0.1%
Enterprise Funding, Ltd.
3.500%, 09/10/20 (GBP)	300,000	378,935

Telecommunications—0.6%
Nokia Oyj
5.000%, 10/26/17 (EUR)	1,400,000	4,397,430
Telefonica S.A.
6.000%, 07/24/17 (EUR)	300,000	383,993

		4,781,423

Total Convertible Bonds (Cost $6,084,751)		6,241,354

Escrow Shares—0.0%

Auto Parts & Equipment—0.0%
Lear Corp. (g)	1,395,000	12,206
Lear Corp. (g)	1,530,000	13,388

		25,594

Chemicals—0.0%
Momentive Performance Materials, Inc. (g)	1,398,000	0

Diversified Financial Services—0.0%
Lehman Brothers Holdings, Inc. (g) (h)	489,000	70,293
Lehman Brothers Holdings, Inc. (g) (h)	1,740,000	250,125

		320,418

Media—0.0%
Cengage Learning Acquisitions, Inc. (h)	295,300	0

Total Escrow Shares (Cost $220,265)		346,012

Warrant—0.0%

Media—0.0%
HMH Publishing Co., Ltd., Expires 06/22/19 (c) (k) (Cost $16)	1,601	14,611

Short-Term Investments—13.3%

Mutual Fund—13.2%
State Street Navigator Securities Lending MET Portfolio (l)	104,364,946	104,364,946

Repurchase Agreement—0.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/15 at 0.000% to be repurchased at $1,091,610 on 04/01/15, collateralized by $1,100,000 Federal National Mortgage Association at 1.625% due 10/26/15 with a value of $1,116,500.	1,091,610	1,091,610

Total Short-Term Investments (Cost $105,456,556)		105,456,556

Total Investments—111.5% (Cost $888,702,357) (m)		884,932,409
Other assets and liabilities (net)—(11.5)%		(91,317,392)

Net Assets—100.0%		$793,615,017

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2015, the market value of securities loaned was $106,261,738 and the collateral received consisted of cash in the amount of $104,364,946 and non-cash collateral with a value of $9,766,201. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2015, these securities represent 1.2% of net assets.
(c)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally

MIST-64

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2015, the market value of restricted securities was $9,149,468, which is 1.2% of net assets. See details shown in the Restricted Securities table that follows.

(d)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of March 31, 2015, the value of securities pledged amounted to $16,455,018.
(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f)	Variable or floating rate security. The stated rate represents the rate at March 31, 2015. Maturity date shown for callable securities reflects the earliest possible call date.
(g)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(h)	Illiquid security. As of March 31, 2015, these securities represent 0.4% of net assets.
(i)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(j)	This loan will settle after March 31, 2015, at which time the interest rate will be determined.
(k)	Non-income producing security.
(l)	Represents investment of cash collateral received from securities on loan as of March 31, 2015.
(m)	As of March 31, 2015, the aggregate cost of investments was $888,702,357. The aggregate unrealized appreciation and depreciation of investments were $24,085,921 and $(27,855,869), respectively, resulting in net unrealized depreciation of $(3,769,948).
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2015, the market value of 144A securities was $268,825,578, which is 33.9% of net assets.
(CAD)—	Canadian Dollar
(CLO)—	Collateralized Loan Obligation
(EUR)—	Euro
(GBP)—	British Pound

Restricted Securities	Acquisition Date	Shares/ Principal Amount	Cost	Value
General Maritime Corp.	12/11/13	262,836	$4,862,466	$4,058,188
HMH Publishing Co., Ltd.	06/22/14	1,601	16	14,611
National Air Cargo Group, Inc.	08/20/10	1,627,269	1,627,269	1,627,269
Stanley-Martin Communities LLC	10/22/07	450	282,182	644,400
Sterling Entertainment Enterprises LLC	12/28/12	2,750,000	2,750,000	2,805,000

				$9,149,468

Reverse Repurchase Agreements

Counterparty	Interest Rate	Settlement Date	Maturity Date(a)	Principal Amount		Net Closing Amount
Barclays Bank plc	(1.750)%	06/25/14	OPEN	USD	562,480	$562,480
Credit Suisse Securities (USA) LLC	0.500%	12/22/14	OPEN	USD	597,000	597,000
Credit Suisse Securities (USA) LLC	0.500%	12/16/14	OPEN	USD	915,750	915,750
Barclays Bank plc	0.600%	07/02/14 - 10/03/14	OPEN	USD	2,031,000	2,031,000
Deutsche Bank Securities, Inc.	0.600%	10/08/14 - 12/19/14	OPEN	USD	3,180,000	3,180,000
Deutsche Bank Securities, Inc.	0.600%	11/10/14	OPEN	USD	7,637,000	7,637,000

Total						$14,923,230

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

Securities pledged as collateral against open reverse repurchase agreements are noted in the Schedule of Investments. Securities in the amount of $898,191 have been received at the custodian bank as collateral for reverse repurchase agreements.

MIST-65

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
EUR	704,000	Bank of America N.A.	04/21/15	$762,229	$(5,064)
EUR	875,000	Deutsche Bank AG	04/21/15	998,506	(57,427)
EUR	1,029,000	Goldman Sachs & Co.	04/21/15	1,113,441	(6,733)
EUR	693,000	Morgan Stanley & Co.	04/21/15	744,642	692
EUR	775,000	Standard Chartered Bank	04/21/15	880,861	(47,334)
EUR	1,900,000	UBS AG	04/21/15	2,064,819	(21,335)
GBP	1,233,000	Bank of America N.A.	04/21/15	1,896,286	(67,483)
GBP	392,000	Toronto Dominion Bank	04/21/15	581,088	333

Contracts to Deliver
CAD	15,905,000	UBS AG	04/21/15	13,293,149	738,348
EUR	103,500	BNP Paribas S.A.	04/21/15	117,987	6,671
EUR	102,000	Bank of America N.A.	04/21/15	115,806	6,103
EUR	76,000	Bank of America N.A.	04/21/15	87,242	5,503
EUR	227,000	Barclays Bank plc	04/21/15	258,643	14,500
EUR	41,478,000	Citibank N.A.	04/21/15	47,865,612	3,255,264
EUR	1,055,000	Deutsche Bank AG	04/21/15	1,198,938	64,266
EUR	99,500	Deutsche Bank AG	04/21/15	115,719	8,705
EUR	929,500	Goldman Sachs & Co.	04/21/15	1,053,235	53,541
EUR	744,000	Goldman Sachs & Co.	04/21/15	844,859	44,673
EUR	619,000	Goldman Sachs & Co.	04/21/15	676,790	11,045
EUR	195,000	Goldman Sachs & Co.	04/21/15	222,318	12,592
EUR	163,700	Goldman Sachs & Co.	04/21/15	186,993	10,931
EUR	104,000	Goldman Sachs & Co.	04/21/15	118,545	6,691
EUR	43,000	Goldman Sachs & Co.	04/21/15	49,381	3,134
EUR	14,000	State Street Bank and Trust	04/21/15	15,887	830
GBP	13,774,000	Bank of America N.A.	04/21/15	20,894,056	464,258
GBP	83,000	Morgan Stanley & Co.	04/21/15	123,190	83

Net Unrealized Appreciation					$4,502,787

Futures Contracts

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Amount		Unrealized Depreciation
Russell 2000 Mini Index Futures	06/19/15	(96)	USD	(11,769,097)	$(220,343)
S&P 500 E-Mini Index Futures	06/19/15	(361)	USD	(36,901,541)	(295,899)

Net Unrealized Depreciation					$(516,242)

Swap Agreements

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (a)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2015 (b)	Notional Amount (c)		Unrealized Appreciation
CDX.NA.HY.24.V1	5.000%	06/20/20	3.426%	USD	47,544,250	$158,043

MIST-66

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Swap Agreements—(Continued)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (a)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2015(b)	Notional Amount(c)		Market Value	Upfront Premium Paid	Unrealized Appreciation
CCO Holdings LLC / CCO Holdings Capital Corp. 7.250%, due 10/30/17	8.000%	09/20/17	Deutsche Bank AG	1.151%	USD	1,500,000	$251,021	$—	$251,021
Techem GmbH 6.125% due 10/01/19	5.000%	06/20/19	Barclays Bank plc	0.870%	EUR	456,000	84,821	66,852	17,969

Totals							$335,842	$66,852	$268,990

(a)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(USD)—	United States Dollar
(CDX.NA.HY)—	Markit North America High Yield CDS Index

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

MIST-67

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Advertising	$—	$1,906,201	$—	$1,906,201
Aerospace/Defense	—	8,133,723	1,627,269	9,760,992
Airlines	—	7,691,092	—	7,691,092
Apparel	—	925,865	—	925,865
Auto Manufacturers	—	9,732,733	—	9,732,733
Auto Parts & Equipment	—	7,661,538	—	7,661,538
Banks	—	29,877,243	—	29,877,243
Beverages	—	198,549	—	198,549
Building Materials	—	6,998,456	—	6,998,456
Chemicals	—	8,951,267	—	8,951,267
Coal	—	6,580,132	—	6,580,132
Commercial Services	—	18,062,573	—	18,062,573
Computers	—	2,432,262	—	2,432,262
Distribution/Wholesale	—	16,670,272	—	16,670,272
Diversified Financial Services	—	27,373,688	—	27,373,688
Electric	—	14,507,134	—	14,507,134
Electrical Components & Equipment	—	1,037,828	—	1,037,828
Electronics	—	711,600	—	711,600
Energy-Alternate Sources	—	422,251	—	422,251
Engineering & Construction	—	6,854,953	—	6,854,953
Entertainment	—	2,908,677	—	2,908,677
Environmental Control	—	1,092,916	—	1,092,916
Food	—	4,528,324	—	4,528,324
Food Service	—	1,813,672	—	1,813,672
Forest Products & Paper	—	535,840	—	535,840
Healthcare-Products	—	6,078,159	—	6,078,159
Healthcare-Services	—	31,986,072	—	31,986,072
Holding Companies-Diversified	—	1,855,506	—	1,855,506
Home Builders	—	18,443,342	—	18,443,342
Home Furnishings	—	445,154	—	445,154
Household Products/Wares	—	2,697,367	—	2,697,367
Insurance	—	4,525,721	—	4,525,721
Internet	—	7,106,145	—	7,106,145
Iron/Steel	—	2,364,223	—	2,364,223
Leisure Time	—	2,236,159	—	2,236,159
Lodging	—	8,724,775	—	8,724,775
Machinery-Construction & Mining	—	766,320	—	766,320
Machinery-Diversified	—	666,239	—	666,239
Media	—	51,154,254	2,805,000	53,959,254
Metal Fabricate/Hardware	—	6,322,714	—	6,322,714
Mining	—	8,949,340	—	8,949,340
Miscellaneous Manufacturing	—	2,023,955	—	2,023,955
Office/Business Equipment	—	3,415,055	—	3,415,055
Oil & Gas	—	55,104,807	—	55,104,807
Oil & Gas Services	—	2,218,201	—	2,218,201
Packaging & Containers	—	16,026,560	—	16,026,560
Pharmaceuticals	—	26,298,393	—	26,298,393
Pipelines	—	27,022,348	—	27,022,348
Real Estate	—	9,625,240	0	9,625,240
Real Estate Investment Trusts	—	2,856,750	—	2,856,750
Retail	—	21,129,699	—	21,129,699
Semiconductors	—	4,310,632	—	4,310,632
Shipbuilding	—	439,935	—	439,935
Software	—	21,522,102	—	21,522,102
Storage/Warehousing	—	569,700	—	569,700
Telecommunications	—	78,292,838	—	78,292,838
Textiles	—	950,538	—	950,538

MIST-68

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Transportation	$—	$8,457,365	$—	$8,457,365
Trucking & Leasing	—	461,970	—	461,970
Total Corporate Bonds & Notes	—	622,656,367	4,432,269	627,088,636
Total Floating Rate Loans*	—	72,801,905	—	72,801,905
Common Stocks
Capital Markets	9,543,746	—	—	9,543,746
Chemicals	2,430,702	—	—	2,430,702
Consumer Finance	1,967,651	11,810,901	—	13,778,552
Diversified Telecommunication Services	2,169,779	—	—	2,169,779
Hotels, Restaurants & Leisure	3,364,609	—	—	3,364,609
Household Durables	—	—	644,400	644,400
Insurance	5,294,796	—	—	5,294,796
Marine	—	—	4,058,188	4,058,188
Media	—	1,728,195	—	1,728,195
Metals & Mining	908,670	—	2	908,672
Paper & Forest Products	178,004	—	—	178,004
Trading Companies & Distributors	1,921,640	—	—	1,921,640
Total Common Stocks	27,779,597	13,539,096	4,702,590	46,021,283
Total Asset-Backed Securities*	—	11,226,785	—	11,226,785
Total Convertible Preferred Stocks*	—	9,133,972	—	9,133,972
Preferred Stocks
Banks	3,759,735	—	—	3,759,735
Consumer Finance	608,396	—	—	608,396
Diversified Financial Services	2,233,164	—	0	2,233,164
Total Preferred Stocks	6,601,295	—	0	6,601,295
Total Convertible Bonds*	—	6,241,354	—	6,241,354
Escrow Shares
Auto Parts & Equipment	—	25,594	—	25,594
Chemicals	—	—	0	0
Diversified Financial Services	—	320,418	—	320,418
Media	—	0	—	0
Total Escrow Shares	—	346,012	0	346,012
Total Warrant*	—	14,611	—	14,611
Short-Term Investments
Mutual Fund	104,364,946	—	—	104,364,946
Repurchase Agreement	—	1,091,610	—	1,091,610
Total Short-Term Investments	104,364,946	1,091,610	—	105,456,556
Total Investments	$138,745,838	$737,051,712	$9,134,859	$884,932,409

Collateral for Securities Loaned (Liability)	$—	$(104,364,946)	$—	$(104,364,946)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$4,708,163	$—	$4,708,163
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(205,376)	—	(205,376)
Total Forward Contracts	$—	$4,502,787	$—	$4,502,787
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(516,242)	$—	$—	$(516,242)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$158,043	$—	$158,043
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$335,842	$—	$335,842
Total Reverse Repurchase Agreements (Liability)	$—	$(14,923,230)	$—	$(14,923,230)

*	See Schedule of Investments for additional detailed categorizations.

MIST-69

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2014	Change in Unrealized Appreciation/ (Depreciation)	Sales		Balance as of March 31, 2015	Change in Unrealized Appreciation/ (Depreciation) from Investments Still Held at March 31, 2015
Corporate Bonds & Notes
Aerospace & Defense	$1,715,086	$—	$(87,817	)(a)	$1,627,269	$—
Media	2,805,000	—	—		2,805,000	—
Real Estate	0	—	—		0	—
Common Stocks
Household Durables	633,150	11,250	—		644,400	11,250
Metals & Mining	24,899	(24,897)			2	(24,897)
Oil, Gas & Combustable Fuels	4,058,188	—	—		4,058,188	—
Preferred Stocks
Diversified Financial Services	0	—	—		0	—
Escrow Shares
Chemical	0	—	—		0	—

Total	$9,236,323	$(13,647)	$(87,817)		$9,134,859	$(13,647)

(a)	Sales include principal reductions

Following is quantitative information about Level 3 fair value measurements:

	Fair Value at March 31, 2015	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; If Input Value Increases Then Fair Value:
Corporate Bonds & Notes
Aerospace & Defense	$1,627,269	Par	Call Price	$100.00	$100.00	$100.00	Increase
Media	2,805,000	Market Comparable Companies	Enterprise Value / LTM EBITDA	9.5x	13.7x	10.0x	Increase
		Discounted Cash Flow	Internal Rate of Return	9.00%	11.00%	9.90%	Decrease
Common Stock
Household Durables	644,400	Market Comparable Companies	Equity / Tangible Book Value	0.7x	2.7x	1.3x	Increase
Oil, Gas & Consumable Fuels	4,058,188	Merger & Acquisition Transaction	Net Asset Value	$15.44	$15.44	$15.44	Increase

MIST-70

Met Investors Series Trust

Clarion Global Real Estate Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—99.4% of Net Assets

Security Description	Shares	Value

Australia—6.3%
Federation Centres, Ltd. (REIT) (a)	4,479,000	$10,346,322
Goodman Group (REIT)	5,578,883	26,879,691
GPT Group (The) (REIT)	4,217,023	14,648,785
Investa Office Fund (REIT)	3,971,907	11,770,245
Mirvac Group (REIT)	12,143,186	18,544,339
Novion Property Group (REIT)	4,516,701	8,608,375
Scentre Group (REIT)	3,282,191	9,325,488
Stockland (REIT)	4,763,378	16,278,561
Westfield Corp. (REIT)	836,641	6,069,452

		122,471,258

Canada—0.7%
Boardwalk Real Estate Investment Trust (REIT)	159,700	7,433,038
Canadian Real Estate Investment Trust (REIT)	182,300	6,694,385

		14,127,423

France—5.2%
ICADE (REIT) (a)	245,214	22,146,934
Klepierre (REIT) (a)	700,682	34,420,929
Mercialys S.A. (REIT)	316,800	8,051,042
Unibail-Rodamco SE (Euronext Amsterdam) (REIT)	135,481	36,563,911

		101,182,816

Germany—2.1%
Deutsche Annington Immobilien SE	293,992	9,933,470
Deutsche Wohnen AG	67,100	1,720,643
LEG Immobilien AG (b)	376,664	29,945,651

		41,599,764

Hong Kong—7.5%
China Overseas Land & Investment, Ltd.	3,322,000	10,681,193
CK Hutchison Holdings, Ltd.	485,000	9,928,349
Hongkong Land Holdings, Ltd.	3,661,645	27,664,713
Link REIT (The) (REIT)	2,711,600	16,634,185
New World Development Co., Ltd.	7,423,400	8,600,626
Sun Hung Kai Properties, Ltd.	3,205,300	49,385,575
Swire Properties, Ltd.	4,211,900	13,685,316
Wharf Holdings, Ltd. (The)	1,422,800	9,899,959

		146,479,916

Japan—12.2%
GLP J-REIT (REIT)	7,739	8,013,753
Japan Hotel REIT Investment Corp. (REIT)	7,182	5,110,892
Japan Real Estate Investment Corp. (REIT)	4,809	22,611,761
Japan Retail Fund Investment Corp. (REIT)	10,250	20,376,169
Kenedix Realty Investment Corp. (REIT)	2,085	11,429,051
Mitsubishi Estate Co., Ltd.	1,137,756	26,408,220
Mitsui Fudosan Co., Ltd.	2,225,574	65,408,456
Nippon Prologis REIT, Inc. (REIT)	5,751	12,666,928
NTT Urban Development Corp.	710,000	7,105,213
Orix JREIT, Inc. (REIT)	6,821	9,763,225
Sumitomo Realty & Development Co., Ltd.	946,239	34,073,976

Japan—(Continued)
Tokyo Tatemono Co., Ltd.	457,300	3,351,388
United Urban Investment Corp. (REIT)	7,867	12,252,792

		238,571,824

Netherlands—0.9%
Eurocommercial Properties NV (REIT) (a)	164,257	7,532,568
NSI NV (REIT) (c)	2,032,540	9,141,296

		16,673,864

Singapore—3.2%
CapitaCommercial Trust (REIT) (a)	11,984,500	15,392,112
CapitaLand, Ltd. (a)	9,855,100	25,667,352
CapitaMall Trust (REIT)	6,353,000	10,169,475
Suntec Real Estate Investment Trust (REIT) (a)	7,897,200	10,659,796

		61,888,735

Sweden—0.4%
Hufvudstaden AB - A Shares (a)	597,448	8,205,377

Switzerland—0.3%
PSP Swiss Property AG (b)	57,298	5,399,613

United Kingdom—7.2%
British Land Co. plc (REIT)	2,522,910	31,125,433
Derwent London plc (REIT)	399,040	20,230,127
Great Portland Estates plc (REIT)	1,629,424	19,599,992
Hammerson plc (REIT)	2,093,177	20,634,210
Land Securities Group plc (REIT)	2,003,112	37,219,893
Safestore Holdings plc (REIT)	1,626,000	7,023,590
Unite Group plc	521,437	4,527,672

		140,360,917

United States—53.4%
Alexandria Real Estate Equities, Inc. (REIT)	236,800	23,215,872
American Realty Capital Properties, Inc. (REIT)	2,356,681	23,213,308
AvalonBay Communities, Inc. (REIT) (a)	277,080	48,281,190
Boston Properties, Inc. (REIT)	158,462	22,260,742
Brandywine Realty Trust (REIT)	556,300	8,889,674
DCT Industrial Trust, Inc. (REIT)	272,327	9,438,854
DDR Corp. (REIT) (a)	1,505,833	28,038,610
Douglas Emmett, Inc. (REIT)	628,259	18,728,401
Duke Realty Corp. (REIT)	1,141,023	24,840,071
Equity Residential (REIT)	896,550	69,805,383
Essex Property Trust, Inc. (REIT)	156,330	35,940,267
Forest City Enterprises, Inc. - Class A (b)	248,100	6,331,512
General Growth Properties, Inc. (REIT)	1,657,744	48,986,335
Health Care REIT, Inc. (REIT)	836,157	64,685,106
Healthcare Realty Trust, Inc. (REIT)	572,975	15,917,245
Healthcare Trust of America, Inc. (REIT) - Class A (a)	505,650	14,087,409
Highwoods Properties, Inc. (REIT)	259,178	11,865,169
Host Hotels & Resorts, Inc. (REIT)	2,009,777	40,557,300
Kilroy Realty Corp. (REIT)	418,000	31,839,060
Kimco Realty Corp. (REIT)	1,311,400	35,211,090
Liberty Property Trust (REIT)	294,800	10,524,360

MIST-71

Met Investors Series Trust

Clarion Global Real Estate Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

United States—(Continued)
Macerich Co. (The) (REIT)	227,988	$19,226,228
Paramount Group, Inc. (REIT) (a)	984,800	19,006,640
Pebblebrook Hotel Trust (REIT)	212,500	9,896,125
Post Properties, Inc. (REIT)	294,600	16,771,578
ProLogis, Inc. (REIT)	1,155,392	50,328,876
Public Storage (REIT)	130,260	25,679,456
Ramco-Gershenson Properties Trust (REIT)	370,900	6,898,740
Simon Property Group, Inc. (REIT)	474,239	92,780,118
SL Green Realty Corp. (REIT) (a)	347,660	44,632,591
Spirit Realty Capital, Inc. (REIT)	1,908,100	23,049,848
Strategic Hotels & Resorts, Inc. (REIT) (b)	1,264,900	15,722,707
Sun Communities, Inc. (REIT) (a)	192,300	12,830,256
Sunstone Hotel Investors, Inc. (REIT)	842,012	14,036,340
Taubman Centers, Inc. (REIT)	221,872	17,112,987
UDR, Inc. (REIT) (a)	1,063,875	36,203,666
Urban Edge Properties (REIT)	65,647	1,555,834
Vornado Realty Trust (REIT)	376,752	42,196,224

		1,040,585,172

Total Common Stocks (Cost $1,640,662,518)		1,937,546,679

Warrant—0.0%

Hong Kong—0.0%
Sun Hung Kai Properties, Ltd., Expires 04/22/16 (b) (Cost $0)	168,800	487,720

Short-Term Investments—4.4%

Mutual Fund—3.9%
State Street Navigator Securities Lending MET Portfolio (d)	76,887,497	76,887,497

Repurchase Agreement—0.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/15 at 0.000% to be repurchased at $10,271,137 on 04/01/15, collateralized by $10,415,000 Federal Home Loan Bank at 0.800% due 12/30/16 with a value of $10,480,094.	10,271,137	10,271,137

Total Short-Term Investments (Cost $87,158,634)		87,158,634

Total Investments—103.8% (Cost $1,727,821,152) (e)		2,025,193,033
Other assets and liabilities (net)—(3.8)%		(74,857,545)

Net Assets—100.0%		$1,950,335,488

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2015, the market value of securities loaned was $98,462,974 and the collateral received consisted of cash in the amount of $76,887,497 and non-cash collateral with a value of $25,089,737. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Illiquid security. As of March 31, 2015, these securities represent 0.5% of net assets.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2015.
(e)	As of March 31, 2015, the aggregate cost of investments was $1,727,821,152. The aggregate unrealized appreciation and depreciation of investments were $325,267,952 and $(27,896,071), respectively, resulting in net unrealized appreciation of $297,371,881.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

Ten Largest Industries as of March 31, 2015 (Unaudited)	% of Net Assets
Retail REIT’s	22.5
Office REIT’s	16.5
Diversified REIT’s	13.9
Residential REIT’s	11.7
Diversified Real Estate Activities	11.4
Specialized REIT’s	10.6
Real Estate Operating Companies	5.9
Industrial REIT’s	5.5
Real Estate Development	1.1
Hotels, Resorts & Cruise Lines	0.3

MIST-72

Met Investors Series Trust

Clarion Global Real Estate Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$122,471,258	$—	$122,471,258
Canada	14,127,423	—	—	14,127,423
France	—	101,182,816	—	101,182,816
Germany	—	41,599,764	—	41,599,764
Hong Kong	—	146,479,916	—	146,479,916
Japan	—	238,571,824	—	238,571,824
Netherlands	—	16,673,864	—	16,673,864
Singapore	—	61,888,735	—	61,888,735
Sweden	—	8,205,377	—	8,205,377
Switzerland	—	5,399,613	—	5,399,613
United Kingdom	—	140,360,917	—	140,360,917
United States	1,040,585,172	—	—	1,040,585,172
Total Common Stocks	1,054,712,595	882,834,084	—	1,937,546,679
Total Warrant*	487,720	—	—	487,720
Short-Term Investments
Mutual Fund	76,887,497	—	—	76,887,497
Repurchase Agreement	—	10,271,137	—	10,271,137
Total Short-Term Investments	76,887,497	10,271,137	—	87,158,634
Total Investments	$1,132,087,812	$893,105,221	$—	$2,025,193,033

Collateral for Securities Loaned (Liability)	$—	$(76,887,497)	$—	$(76,887,497)

*	See Schedule of Investments for additional detailed categorizations.

MIST-73

Met Investors Series Trust

ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—99.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.0%
Engility Holdings, Inc.	57,266	$1,720,271
L-3 Communications Holdings, Inc.	582,900	73,322,991

		75,043,262

Biotechnology—21.9%
Agios Pharmaceuticals, Inc. (a) (b)	30,800	2,904,440
Amgen, Inc.	1,710,100	273,359,485
Biogen, Inc. (a)	917,860	387,557,206
ImmunoGen, Inc. (a) (b)	499,700	4,472,315
Isis Pharmaceuticals, Inc. (a) (b)	498,335	31,728,990
ProQR Therapeutics NV (a)	88,300	1,932,004
Spark Therapeutics, Inc. (a)	33,520	2,597,800
Vertex Pharmaceuticals, Inc. (a)	932,672	110,027,316

		814,579,556

Commercial Services & Supplies—2.5%
ADT Corp. (The) (b)	701,612	29,130,930
Tyco International plc	1,473,125	63,432,763

		92,563,693

Communications Equipment—0.1%
ARRIS Group, Inc. (a)	122,915	3,551,629

Construction & Engineering—0.8%
Fluor Corp.	519,410	29,689,476

Electronic Equipment, Instruments & Components—2.8%
Dolby Laboratories, Inc. - Class A	295,300	11,268,648
TE Connectivity, Ltd.	1,269,625	90,930,542

		102,199,190

Energy Equipment & Services—5.2%
Core Laboratories NV (b)	514,070	53,715,174
Frank’s International NV	30,500	570,350
National Oilwell Varco, Inc.	916,878	45,834,731
Weatherford International plc (a)	7,614,500	93,658,350

		193,778,605

Health Care Equipment & Supplies—1.9%
Medtronic plc	861,379	67,178,948
Wright Medical Group, Inc. (a)	56,921	1,468,562

		68,647,510

Health Care Providers & Services—8.1%
UnitedHealth Group, Inc.	2,540,450	300,509,830

Internet & Catalog Retail—2.1%
Liberty Interactive Corp. - Class A (a)	1,867,200	54,503,568
Liberty TripAdvisor Holdings, Inc. - Class A (a)	154,420	4,909,012
Liberty Ventures - Series A (a)	419,879	17,639,117

		77,051,697

Internet Software & Services—1.2%
Facebook, Inc. - Class A (a)	535,500	44,026,132

Machinery—3.5%
Pall Corp.	1,094,100	109,836,699
Pentair plc	339,804	21,370,273

		131,206,972

Media—17.6%
AMC Networks, Inc. - Class A (a) (b)	825,825	63,291,228
Cablevision Systems Corp. - Class A (b)	3,043,100	55,688,730
CBS Corp. - Class B	323,200	19,595,616
Comcast Corp. - Class A	795,200	44,904,944
Comcast Corp. - Special Class A (b)	3,814,400	213,854,336
DIRECTV (a)	383,375	32,625,213
Liberty Broadband Corp. - Class A (a) (b)	117,647	6,644,703
Liberty Broadband Corp. - Class C (a)	305,883	17,312,978
Liberty Global plc - Class A (a)	299,400	15,410,118
Liberty Global plc - Series C (a)	299,400	14,913,114
Liberty Media Corp. - Class A (a)	470,588	18,141,167
Liberty Media Corp. - Class C (a)	941,176	35,952,923
Madison Square Garden Co. (The) - Class A (a) (b)	858,150	72,642,397
Starz - Class A (a) (b)	513,888	17,682,886
Viacom, Inc. - Class B	344,700	23,543,010

		652,203,363

Metals & Mining—0.7%
Freeport-McMoRan, Inc.	770,800	14,606,660
Nucor Corp.	274,700	13,056,491

		27,663,151

Oil, Gas & Consumable Fuels—5.5%
Anadarko Petroleum Corp.	2,369,860	196,248,107
Newfield Exploration Co. (a)	205,400	7,207,486

		203,455,593

Pharmaceuticals—10.8%
Actavis plc (a)	786,777	234,160,571
Mallinckrodt plc (a) (b)	143,915	18,226,835
Teva Pharmaceutical Industries, Ltd. (ADR)	298,100	18,571,630
Valeant Pharmaceuticals International, Inc. (a)	653,070	129,712,763

		400,671,799

Semiconductors & Semiconductor Equipment—4.5%
Broadcom Corp. - Class A	2,035,545	88,128,921
Cree, Inc. (a) (b)	1,087,200	38,584,728
Intel Corp.	1,288,348	40,286,642

		167,000,291

Software—2.7%
Autodesk, Inc. (a)	944,300	55,373,752
Citrix Systems, Inc. (a)	616,100	39,350,307
Nuance Communications, Inc. (a) (b)	400,000	5,740,000

		100,464,059

MIST-74

Met Investors Series Trust

ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Technology Hardware, Storage & Peripherals—5.9%
SanDisk Corp.	1,443,190	$91,815,748
Seagate Technology plc (b)	2,448,500	127,395,455

		219,211,203

Trading Companies & Distributors—0.1%
NOW, Inc. (a) (b)	229,219	4,960,299

Total Common Stocks (Cost $2,371,549,605)		3,708,477,310

Rights—0.0%

Health Care Equipment & Supplies—0.0%
Wright Medical Group, Inc. (a) (Cost $573,350)	229,340	986,162

Short-Term Investment—12.1%

Mutual Fund—12.1%
State Street Navigator Securities Lending MET Portfolio (c)	449,761,205	449,761,205

Total Short-Term Investment (Cost $449,761,205)		449,761,205

Total Investments—112.0% (Cost $2,821,884,160) (d)		4,159,224,677
Other assets and liabilities (net)—(12.0)%		(445,538,574)

Net Assets—100.0%		$3,713,686,103

(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2015, the market value of securities loaned was $508,792,664 and the collateral received consisted of cash in the amount of $449,761,205 and non-cash collateral with a value of $74,758,396. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2015.
(d)	As of March 31, 2015, the aggregate cost of investments was $2,821,884,160. The aggregate unrealized appreciation and depreciation of investments were $1,429,837,730 and $(92,497,213), respectively, resulting in net unrealized appreciation of $1,337,340,517.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-75

Met Investors Series Trust

ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$3,708,477,310	$—	$—	$3,708,477,310
Total Rights*	986,162	—	—	986,162
Total Short-Term Investment*	449,761,205	—	—	449,761,205
Total Investments	$4,159,224,677	$—	$—	$4,159,224,677

Collateral for securities loaned (Liability)	$—	$(449,761,205)	$—	$(449,761,205)

*	See Schedule of Investments for additional detailed categorizations.

MIST-76

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—96.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.5%
Orbital ATK, Inc.	54,314	$4,162,082
Textron, Inc.	196,272	8,700,738
Triumph Group, Inc. (a)	101,674	6,071,971

		18,934,791

Airlines—1.0%
United Continental Holdings, Inc. (b)	114,284	7,685,599

Banks—6.5%
Citizens Financial Group, Inc.	338,217	8,161,176
Fifth Third Bancorp	343,925	6,482,986
First Horizon National Corp. (a)	352,309	5,034,496
Huntington Bancshares, Inc.	1,170,626	12,935,417
Signature Bank (b)	36,351	4,710,363
Zions Bancorporation	394,635	10,655,145

		47,979,583

Beverages—1.0%
Molson Coors Brewing Co. - Class B	101,451	7,553,027

Building Products—2.2%
Armstrong World Industries, Inc. (b)	114,959	6,606,694
Fortune Brands Home & Security, Inc.	212,466	10,087,885

		16,694,579

Capital Markets—2.5%
Invesco, Ltd.	211,786	8,405,786
Raymond James Financial, Inc.	176,592	10,026,894

		18,432,680

Chemicals—2.9%
Axalta Coating Systems, Ltd. (b)	184,411	5,093,432
Celanese Corp. - Series A	95,944	5,359,432
CF Industries Holdings, Inc.	29,355	8,327,426
Valspar Corp. (The)	29,989	2,519,976

		21,300,266

Communications Equipment—1.8%
Brocade Communications Systems, Inc.	621,419	7,373,136
Juniper Networks, Inc.	250,720	5,661,258

		13,034,394

Construction & Engineering—0.5%
Jacobs Engineering Group, Inc. (b)	78,966	3,566,105

Consumer Finance—3.2%
Navient Corp.	676,233	13,747,817
SLM Corp. (b)	1,091,418	10,128,359

		23,876,176

Containers & Packaging—1.0%
Packaging Corp. of America	96,499	7,545,257

Diversified Financial Services—0.9%
Voya Financial, Inc.	164,237	7,080,257

Electric Utilities—1.6%
FirstEnergy Corp.	329,534	11,553,462

Energy Equipment & Services—0.4%
Weatherford International plc (b)	256,749	3,158,013

Food & Staples Retailing—1.0%
Whole Foods Market, Inc.	141,865	7,388,329

Food Products—2.9%
ConAgra Foods, Inc.	306,913	11,211,532
Tyson Foods, Inc. - Class A	274,156	10,500,175

		21,711,707

Health Care Equipment & Supplies—1.4%
Zimmer Holdings, Inc.	90,395	10,623,220

Health Care Providers & Services—6.1%
Cardinal Health, Inc.	114,569	10,342,144
Cigna Corp.	104,819	13,567,771
Envision Healthcare Holdings, Inc. (b)	164,687	6,315,747
HCA Holdings, Inc. (b)	71,291	5,363,222
Laboratory Corp. of America Holdings (b)	76,415	9,635,167

		45,224,051

Health Care Technology—0.7%
Allscripts Healthcare Solutions, Inc. (a) (b)	460,307	5,505,272

Hotels, Restaurants & Leisure—1.7%
MGM Resorts International (a) (b)	339,826	7,146,541
Starwood Hotels & Resorts Worldwide, Inc.	62,413	5,211,485

		12,358,026

Household Durables—1.7%
Mohawk Industries, Inc. (b)	34,857	6,474,687
Toll Brothers, Inc. (b)	161,770	6,364,032

		12,838,719

Household Products—1.6%
Energizer Holdings, Inc.	83,955	11,589,988

Independent Power and Renewable Electricity Producers—0.9%
NRG Energy, Inc.	252,329	6,356,167

Insurance—8.5%
Arthur J. Gallagher & Co.	172,709	8,074,146
Everest Re Group, Ltd.	52,196	9,082,104
Genworth Financial, Inc. - Class A (b)	453,798	3,317,264
Lincoln National Corp.	248,798	14,295,933
Principal Financial Group, Inc.	183,282	9,415,196
Unum Group	110,947	3,742,242
Validus Holdings, Ltd.	142,806	6,012,133

MIST-77

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
XL Group plc	241,859	$8,900,411

		62,839,429

Internet & Catalog Retail—1.7%
Expedia, Inc. (a)	72,738	6,846,828
Liberty Interactive Corp. - Class A (b)	194,745	5,684,606

		12,531,434

Internet Software & Services—1.1%
AOL, Inc. (b)	91,744	3,633,980
Pandora Media, Inc. (a) (b)	295,995	4,798,079

		8,432,059

IT Services—1.9%
WEX, Inc. (b)	39,007	4,187,792
Xerox Corp.	760,372	9,770,780

		13,958,572

Leisure Products—0.9%
Vista Outdoor, Inc. (b)	152,734	6,540,070

Machinery—1.0%
Terex Corp. (a)	276,671	7,356,682

Marine—0.8%
Kirby Corp. (b)	80,274	6,024,564

Media—2.9%
AMC Networks, Inc. - Class A (b)	65,729	5,037,470
Discovery Communications, Inc. - Class A (a) (b)	173,041	5,322,741
Liberty Broadband Corp. - Class C (b)	27,988	1,584,121
Liberty Media Corp. - Class C (b)	123,369	4,712,696
Scripps Networks Interactive, Inc. - Class A (a)	68,935	4,726,184

		21,383,212

Metals & Mining—0.4%
Carpenter Technology Corp.	20,057	779,816
Reliance Steel & Aluminum Co.	39,192	2,393,847

		3,173,663

Multi-Utilities—4.1%
PG&E Corp.	172,783	9,169,594
SCANA Corp. (a)	125,120	6,880,349
Sempra Energy	134,669	14,681,614

		30,731,557

Oil, Gas & Consumable Fuels—4.0%
Devon Energy Corp.	194,100	11,706,171
Pioneer Natural Resources Co.	48,061	7,858,454
Southwestern Energy Co. (a) (b)	451,239	10,464,232

		30,028,857

Security Description	Shares	Value

Pharmaceuticals—1.8%
Endo International plc (b)	91,853	$8,239,214
Mylan NV (a) (b)	84,926	5,040,358

		13,279,572

Real Estate Investment Trusts—5.8%
Brixmor Property Group, Inc.	493,949	13,114,346
DDR Corp.	485,745	9,044,572
Mid-America Apartment Communities, Inc.	48,109	3,717,382
RLJ Lodging Trust	234,291	7,335,651
Starwood Property Trust, Inc. (a)	402,189	9,773,193

		42,985,144

Road & Rail—2.2%
Hertz Global Holdings, Inc. (b)	426,835	9,253,783
Kansas City Southern	71,619	7,310,867

		16,564,650

Semiconductors & Semiconductor Equipment—4.5%
Altera Corp.	218,663	9,382,829
Atmel Corp.	731,622	6,021,249
Broadcom Corp. - Class A	267,005	11,559,982
Maxim Integrated Products, Inc.	179,906	6,262,528

		33,226,588

Software—3.2%
Check Point Software Technologies, Ltd. (a) (b)	53,952	4,422,445
Citrix Systems, Inc. (b)	101,211	6,464,347
Informatica Corp. (b)	102,285	4,485,709
VMware, Inc. - Class A (b)	99,420	8,153,434

		23,525,935

Specialty Retail—4.8%
Best Buy Co., Inc.	154,748	5,847,927
Gap, Inc. (The)	288,356	12,494,466
GNC Holdings, Inc. - Class A	75,920	3,725,394
Staples, Inc.	565,708	9,212,555
Urban Outfitters, Inc. (a) (b)	99,000	4,519,350

		35,799,692

Textiles, Apparel & Luxury Goods—1.3%
Fossil Group, Inc. (b)	60,029	4,949,391
Kate Spade & Co. (b)	142,100	4,744,719

		9,694,110

Total Common Stocks (Cost $647,803,985)		720,065,458

Short-Term Investments—9.7%

Mutual Fund—7.4%
State Street Navigator Securities Lending MET Portfolio (c)	54,762,219	54,762,219

MIST-78

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreement—2.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/15 at 0.000% to be repurchased at $17,586,917 on 04/01/15, collateralized by $17,830,000 Federal Home Loan Bank at 0.800% due 12/30/16 with a value of $17,941,438.	17,586,917	$17,586,917

Total Short-Term Investments (Cost $72,349,136)		72,349,136

Total Investments—106.6% (Cost $720,153,121) (d)		792,414,594
Other assets and liabilities (net)—(6.6)%		(49,256,286)

Net Assets—100.0%		$743,158,308

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2015, the market value of securities loaned was $65,345,093 and the collateral received consisted of cash in the amount of $54,762,219 and non-cash collateral with a value of $12,194,361. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2015.
(d)	As of March 31, 2015, the aggregate cost of investments was $720,153,121. The aggregate unrealized appreciation and depreciation of investments were $88,018,664 and $(15,757,191), respectively, resulting in net unrealized appreciation of $72,261,473.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$720,065,458	$—	$—	$720,065,458
Short-Term Investments
Mutual Fund	54,762,219	—	—	54,762,219
Repurchase Agreement	—	17,586,917	—	17,586,917
Total Short-Term Investments	54,762,219	17,586,917	—	72,349,136
Total Investments	$774,827,677	$17,586,917	$—	$792,414,594

Collateral for Securities Loaned (Liability)	$—	$(54,762,219)	$—	$(54,762,219)

*	See Schedule of Investments for additional detailed categorizations.

MIST-79

Met Investors Series Trust

Harris Oakmark International Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—97.5% of Net Assets

Security Description	Shares	Value

Australia—3.6%
AMP, Ltd.	11,732,882	$57,361,955
Orica, Ltd. (a)	4,457,953	67,649,802

		125,011,757

France—13.9%
BNP Paribas S.A.	2,463,776	149,841,552
Christian Dior SE	120,871	22,704,714
Danone S.A.	1,090,739	73,403,639
Kering	429,500	83,951,405
LVMH Moet Hennessy Louis Vuitton SE	285,200	50,332,678
Pernod-Ricard S.A.	413,300	48,771,116
Publicis Groupe S.A.	109,815	8,478,771
Safran S.A.	598,300	41,812,728

		479,296,603

Germany—11.0%
adidas AG (a)	125,700	9,965,770
Allianz SE	744,200	129,313,517
Bayerische Motoren Werke (BMW) AG	804,900	100,733,672
Daimler AG (a)	1,079,800	103,999,798
SAP SE	487,400	35,392,867

		379,405,624

Hong Kong—1.4%
Melco Crown Entertainment, Ltd. (ADR) (a)	2,274,500	48,810,770

Ireland—2.3%
Experian plc	4,717,900	78,132,566

Israel—0.2%
Check Point Software Technologies, Ltd. (a) (b)	92,300	7,565,831

Italy—5.5%
Exor S.p.A.	273,000	12,389,616
Intesa Sanpaolo S.p.A.	30,683,000	104,121,332
Prada S.p.A. (a)	12,168,202	72,517,534

		189,028,482

Japan—11.6%
Daiwa Securities Group, Inc.	13,899,000	109,539,388
Honda Motor Co., Ltd.	3,748,000	121,809,377
Komatsu, Ltd.	59,800	1,178,449
Meitec Corp.	271,300	9,096,719
Olympus Corp. (b)	501,200	18,627,576
Secom Co., Ltd.	253,500	16,940,832
Toyota Motor Corp.	1,736,900	121,220,959

		398,413,300

Netherlands—6.1%
Akzo Nobel NV	222,161	16,818,675
CNH Industrial NV (a)	11,205,100	91,751,298
Heineken Holding NV	254,534	17,540,175
Koninklijke Philips NV	2,917,378	82,871,998

		208,982,146

South Korea—3.1%
Samsung Electronics Co., Ltd.	82,290	106,672,735

Sweden—3.9%
Atlas Copco AB - B Shares	1,047,094	30,941,016
Hennes & Mauritz AB - B Shares	445,300	18,049,225
SKF AB - B Shares (a)	2,830,769	73,068,575
Swedish Match AB	353,344	10,393,145

		132,451,961

Switzerland—18.7%
Adecco S.A. (b)	685,125	57,074,949
Cie Financiere Richemont S.A.	1,444,300	116,273,746
Credit Suisse Group AG (b)	7,749,166	208,620,953
Holcim, Ltd. (b)	1,168,700	87,312,658
Kuehne & Nagel International AG (a)	468,100	69,570,061
Nestle S.A.	785,300	59,289,702
Schindler Holding AG (Participation Certificate)	268,800	44,733,582

		642,875,651

United Kingdom—16.2%
Diageo plc	3,893,700	107,361,777
G4S plc	1,896,000	8,315,774
GlaxoSmithKline plc	2,089,400	47,847,107
Lloyds Banking Group plc (b)	83,894,900	97,374,918
Meggitt plc	4,597,478	37,352,191
Schroders plc	1,234,662	58,507,470
Schroders plc (non-voting shares)	10,427	375,547
Smiths Group plc	2,721,009	45,053,636
Willis Group Holdings plc (a)	1,908,200	91,937,076
Wolseley plc	357,776	21,161,690
WPP plc	1,924,500	43,644,582

		558,931,768

Total Common Stocks (Cost $3,173,282,073)		3,355,579,194

MIST-80

Met Investors Series Trust

Harris Oakmark International Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Short-Term Investments—10.2%

Security Description	Shares	Value

Mutual Fund—8.6%
State Street Navigator Securities Lending MET Portfolio (c)	297,849,962	$297,849,962

Repurchase Agreement—1.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/15 at 0.000% to be repurchased at $54,031,848 on 04/01/15, collateralized by $54,355,000 U.S. Government Agency Obligations with rates ranging from 0.800% - 3.250%, maturity dates ranging from 12/30/16 - 12/31/16, with a value of $55,115,431.	54,031,848	54,031,848

Total Short-Term Investments (Cost $351,881,810)		351,881,810

Total Investments—107.7% (Cost $3,525,163,883) (d)		3,707,461,004
Other assets and liabilities (net)—(7.7)%		(264,141,383)

Net Assets—100.0%		$3,443,319,621

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2015, the market value of securities loaned was $283,088,046 and the collateral received consisted of cash in the amount of $297,849,962 and non-cash collateral with a value of $7,956,674. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2015.
(d)	As of March 31, 2015, the aggregate cost of investments was $3,525,163,883. The aggregate unrealized appreciation and depreciation of investments were $312,126,777 and $(129,829,656), respectively, resulting in net unrealized appreciation of $182,297,121.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Ten Largest Industries as of March 31, 2015 (Unaudited)	% of Net Assets
Automobiles	13.0
Capital Markets	11.0
Textiles, Apparel & Luxury Goods	10.3
Banks	10.2
Insurance	8.1
Machinery	7.0
Beverages	5.0
Professional Services	4.2
Food Products	3.9
Industrial Conglomerates	3.7

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
AUD	12,711,000	State Street Bank and Trust	06/17/15	$10,687,790	$(1,047,583)
AUD	15,394,000	State Street Bank and Trust	06/17/15	12,558,425	(883,392)

Contracts to Deliver
AUD	62,293,000	State Street Bank and Trust	06/17/15	55,681,221	8,437,305
CHF	145,938,000	State Street Bank and Trust	09/16/15	151,293,800	26,591
CHF	42,435,000	State Street Bank and Trust	09/16/15	48,555,965	4,571,368

Net Unrealized Appreciation					$11,104,289

(AUD)—	Australian Dollar
(CHF)—	Swiss Franc

MIST-81

Met Investors Series Trust

Harris Oakmark International Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$125,011,757	$—	$125,011,757
France	—	479,296,603	—	479,296,603
Germany	—	379,405,624	—	379,405,624
Hong Kong	48,810,770	—	—	48,810,770
Ireland	—	78,132,566	—	78,132,566
Israel	7,565,831	—	—	7,565,831
Italy	—	189,028,482	—	189,028,482
Japan	1,178,449	397,234,851	—	398,413,300
Netherlands	—	208,982,146	—	208,982,146
South Korea	—	106,672,735	—	106,672,735
Sweden	—	132,451,961	—	132,451,961
Switzerland	—	642,875,651	—	642,875,651
United Kingdom	91,937,076	466,994,692	—	558,931,768
Total Common Stocks	149,492,126	3,206,087,068	—	3,355,579,194
Short-Term Investments
Mutual Fund	297,849,962	—	—	297,849,962
Repurchase Agreement	—	54,031,848	—	54,031,848
Total Short-Term Investments	297,849,962	54,031,848	—	351,881,810
Total Investments	$447,342,088	$3,260,118,916	$—	$3,707,461,004

Collateral for Securities Loaned (Liability)	$—	$(297,849,962)	$—	$(297,849,962)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$13,035,264	$—	$13,035,264
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(1,930,975)	—	(1,930,975)
Total Forward Contracts	$—	$11,104,289	$—	$11,104,289

MIST-82

Met Investors Series Trust

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

U.S. Treasury & Government Agencies—4.0% of Net Assets

Security Description	Principal Amount*/ Shares	Value

U.S. Treasury—4.0%
U.S. Treasury Floating Rate Notes
0.080%, 01/31/16 (a) (b)	19,360,000	$19,358,141
0.104%, 04/30/16 (a) (c)	26,156,000	26,158,197
0.105%, 07/31/16 (a)	10,300,000	10,298,960

Total U.S. Treasury & Government Agencies (Cost $55,824,855)		55,815,298

Commodity-Linked Securities—1.7%
Canadian Imperial Bank of Commerce Commodity Linked EMTN, U.S. Federal Funds (Effective) Rate minus 0.040% (linked to Canadian Imperial Bank of Commerce Custom 2 Agriculture Commodity Index, multiplied by 2), 09/21/15 (144A)	9,220,000	6,923,298
Cargill, Inc. Commodity Linked Note, one month LIBOR rate minus 0.010% (linked to Monthly Rebalance Commodity Excess Return Index, multiplied by 2), 09/15/15 (144A)	18,380,000	13,798,567
Royal Bank of Canada Commodity Linked EMTN, Commodity Linked EMTN, U.S. Federal Funds (Effective) Rate minus 0.040% (linked to Royal Bank of Canada Enhanced Agriculture Basket 01 Excess Return Index, multiplied by 2), 08/24/15 (144A) (a)	4,630,000	3,172,476

Total Commodity-Linked Securities (Cost $32,230,000)		23,894,341

Short-Term Investments—92.4%

Municipals—1.5%
Gainesville & Hall County, GA, Development Authority Revenue
0.130%, 03/01/21 (a)	20,300,000	20,300,000
Minnesota State Office of Higher Education Revenue
0.110%, 08/01/47 (a)	132,000	132,000

		20,432,000

Mutual Funds—21.7%
Premier Portfolio, Institutional Class 0.016% (d) (e)	42,029,397	42,029,397
STIC (Global Series) plc - U.S. Dollar Liquidity Portfolio, Institutional Class 0.000% (d) (e)	218,371,837	218,371,837
STIT-Liquid Assets Portfolio, Institutional Class 0.052% (d) (e)	42,029,397	42,029,397

		302,430,631

U.S. Treasury—3.2%
U.S. Treasury Bills
0.070%, 07/23/15 (b) (f)	6,060,000	6,058,668
0.070%, 07/30/15 (b) (f)	8,620,000	8,617,989

U.S. Treasury—(Continued)
U.S. Treasury Bills
0.085%, 07/09/15 (b) (f)	4,330,000	4,328,988
0.095%, 06/11/15 (b) (f)	8,880,000	8,878,336
0.108%, 06/18/15 (b) (f)	4,020,000	4,019,064
0.123%, 07/16/15 (b) (f)	6,490,000	6,487,658
0.178%, 06/04/15 (b) (f)	6,390,000	6,387,973

		44,778,676

Certificate of Deposit—8.7%
DBS Bank, Ltd.
0.210%, 06/17/15 (144A) (f)	40,000,000	39,982,033
Nordea Bank Finland plc (NY)
0.180%, 06/29/15 (f)	5,500,000	5,500,000
Swedbank (Sparbank)
0.090%, 04/01/15 (f)	19,000,000	19,000,000
0.220%, 06/15/15 (f)	23,500,000	23,489,229
Toronto-Dominion Bank
0.210%, 07/29/15 (f)	33,750,000	33,750,557

		121,721,819

Commercial Paper—57.3%
Apple, Inc.
0.010%, 04/01/15 (144A) (f)	21,750,000	21,750,000
0.061%, 04/07/15 (f)	20,000,000	19,999,767
Bank of Montreal
0.180%, 06/09/15 (f)	2,000,000	2,000,000
BMW U.S. Capital LLC
0.110%, 06/02/15 (144A) (f)	24,000,000	23,995,453
0.119%, 05/13/15 (144A) (f)	21,000,000	20,997,060
Cancara Asset Securitisation LLC
0.151%, 04/08/15 (f)	40,000,000	39,998,678
CDP Financial, Inc.
0.191%, 07/07/15 (144A) (f)	5,000,000	4,997,440
0.200%, 06/09/15 (144A) (f)	5,000,000	4,998,083
Chariot Funding LLC
0.210%, 06/01/15 (f)	25,000,000	24,991,104
0.220%, 06/02/15 (144A) (f)	15,000,000	14,994,317
Chevron Corp.
0.091%, 04/10/15 (144A) (f)	11,000,000	10,999,725
0.100%, 05/13/15 (f)	16,000,000	15,998,133
Coca-Cola Co. (The)
0.103%, 04/13/15 (f)	10,000,000	9,999,633
0.119%, 05/20/15 (144A) (f)	11,000,000	10,998,203
Crown Point Capital LLC
Zero Coupon, 04/01/15 (f)	18,000,000	18,000,000
Exxon Mobil Corp.
0.085%, 04/06/15 (f)	40,000,000	39,999,445
Google, Inc.
0.050%, 04/15/15 (144A) (f)	40,000,000	39,999,222
Gotham Funding Corp.
0.170%, 04/23/15 (144A) (f)	40,000,000	39,995,845
Johnson & Johnson
0.045%, 04/09/15 (144A) (f)	30,000,000	29,999,667

MIST-83

Met Investors Series Trust

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Jupiter Securitization Co. LLC
0.230%, 06/04/15 (144A) (f)	10,000,000	$9,995,911
0.250%, 06/09/15 (144A) (f)	15,000,000	14,992,813
Landesbank Hessen-Thueringen
0.178%, 05/08/15 (144A) (f)	5,000,000	4,999,075
Liberty Funding LLC
0.160%, 05/18/15 (144A) (f)	12,000,000	11,997,493
0.180%, 06/11/15 (144A) (f)	23,500,000	23,491,658
Merck & Co., Inc.
0.080%, 04/16/15 (f)	25,000,000	24,999,167
Microsoft Corp.
0.095%, 04/15/15 (f)	40,000,000	39,998,444
Nieuw Amsterdam Receivables Corp.
0.180%, 06/09/15 (144A) (f)	25,000,000	24,991,375
PepsiCo, Inc.
0.085%, 04/06/15 (144A) (f)	40,000,000	39,999,444
Proctor & Gamble Co.
0.109%, 05/13/15 (144A) (f)	41,000,000	40,994,738
Regency Market No. 1 LLC
0.150%, 04/15/15 (144A) (f)	40,000,000	39,997,667
Siemens Capital Co. LLC
0.080%, 05/01/15 (144A) (f)	40,000,000	39,997,333
Sumitomo Mitsui Banking Corp. (NY)
0.130%, 04/09/15 (f)	18,000,000	18,000,000
0.160%, 04/17/15 (f)	28,000,000	28,000,000
Thunder Bay Funding LLC
0.241%, 07/02/15 (144A) (f)	14,000,000	13,991,413
Toronto-Dominion Holding
0.130%, 04/13/15 (144A) (f)	9,000,000	8,999,610
Toyota Motor Credit Corp.
0.120%, 06/02/15 (f)	20,000,000	19,995,867

		800,153,783

Total Short-Term Investments (Cost $1,289,516,909)		1,289,516,909

Total Investments—98.1% (Cost $1,377,571,764) (g)		1,369,226,548
Other assets and liabilities (net)—1.9%		26,777,566

Net Assets—100.0%		$1,396,004,114

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2015. Maturity date shown for callable securities reflects the earliest possible call date.
(b)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2015, the market value of securities pledged was $32,946,629.
(c)	All or a portion of the security was pledged as collateral against open swap contracts. As of March 31, 2015, the market value of securities pledged was $4,279,359.
(d)	Affiliated Issuer.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2015.
(f)	The rate shown represents current yield to maturity.
(g)	As of March 31, 2015, the aggregate cost of investments was $1,377,571,764. The aggregate unrealized appreciation and depreciation of investments were $0 and $(8,345,216), respectively, resulting in net unrealized depreciation of $(8,345,216).
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2015, the market value of 144A securities was $562,049,919, which is 40.3% of net assets.
(EMTN)—	Euro Medium-Term Note
(LIBOR)—	London InterBank Offered Rate

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	06/15/15	2,433	AUD	315,584,799	$5,494,070
Brent Crude Oil Futures	04/15/15	264	USD	16,297,914	(1,748,873)
Canada Government Bond 10 Year Futures	06/19/15	1,965	CAD	279,629,924	674,412
Euro Stoxx 50 Index Futures	06/19/15	2,735	EUR	98,256,193	1,130,795
Euro-Bund Futures	06/08/15	693	EUR	108,656,579	1,466,750
FTSE 100 Index Futures	06/19/15	1,083	GBP	72,665,290	279,057
Gasoline RBOB Futures	04/30/15	258	USD	18,909,440	270,280
Hang Seng Index Futures	04/29/15	464	HKD	569,344,626	1,221,798
Japanese Government 10 Year Bond Futures	06/11/15	105	JPY	15,439,289,266	156,841

MIST-84

Met Investors Series Trust

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Low Sulphur Gas Oil Futures	05/12/15	152	USD	8,216,584	$(251,784)
Russell 2000 Mini Index Futures	06/19/15	680	USD	83,202,746	1,722,454
S&P 500 E-Mini Index Futures	06/19/15	770	USD	78,668,998	671,802
Silver Futures	05/27/15	406	USD	33,318,685	375,255
TOPIX Index Futures	06/11/15	790	JPY	12,022,502,743	1,427,000
U.S. Treasury Long Bond Futures	06/19/15	834	USD	134,888,310	1,783,440
United Kingdom Long Gilt Bond Futures	06/26/15	1,230	GBP	145,559,346	4,395,543
WTI Light Sweet Crude Oil Futures	08/19/15	93	USD	5,358,009	(457,839)

Net Unrealized Appreciation					$18,611,001

Swap Agreements

OTC Total Return Swaps

Fixed Rate	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
0.330%	05/12/15	Barclays Bank plc	Barclays Commodity Strategy 1452 Excess Return Index	USD	27,618,225	$959,106	$—	$959,106
0.300%	04/13/15	Canadian Imperial Bank of Commerce	CIBC Dynamic Roll LME Copper Excess Return Index	USD	27,051,169	1,514,310	—	1,514,310
0.000%	04/30/15	Goldman Sachs & Co.	Hang Seng Index	HKD	234,469,895	489,259	—	489,259
0.250%	05/07/15	Bank of America Corp.	MLCX Dynamic Enhanced Copper Excess Return Index	USD	20,193,199	—	—	—
0.330%	07/08/15	Macquarie Bank, Ltd.	Macquarie Commodity Customized Product Index	USD	8,709,744	(118,753)	—	(118,753)
0.140%	02/24/16	Bank of America Corp.	Merrill Lynch Gold Excess Return Index	USD	22,540,294	—	—	—
0.000%	06/30/15	Goldman Sachs & Co.	R-Long Gilt Futures	GBP	24,848,250	755,421	—	755,421
0.090%	04/22/15	JP Morgan Chase Bank N.A.	S&P GSCI Gold Index Excess Return	USD	18,131,695	(79,334)	—	(79,334)
0.120%	01/12/16	Cargill, Inc.	Single Commodity Index Excess Return	USD	42,347	—	—	—

Totals						$3,520,009	$—	$3,520,009

Cash in the amount of $480,227 has been deposited in a segregated account held by the counterparty as collateral for swap contracts.

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(USD)—	United States Dollar

MIST-85

Met Investors Series Trust

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$55,815,298	$—	$55,815,298
Total Commodity-Linked Securities	—	23,894,341	—	23,894,341
Short-Term Investments
Municipals	—	20,432,000	—	20,432,000
Mutual Funds	302,430,631	—	—	302,430,631
U.S. Treasury	—	44,778,676	—	44,778,676
Certificate of Deposit	—	121,721,819	—	121,721,819
Commercial Paper	—	800,153,783	—	800,153,783
Total Short-Term Investments	302,430,631	987,086,278	—	1,289,516,909
Total Investments	$302,430,631	$1,066,795,917	$—	$1,369,226,548

Futures Contracts
Futures Contracts (Unrealized Appreciation)	$21,069,497	$—	$—	$21,069,497
Futures Contracts (Unrealized Depreciation)	(2,458,496)	—	—	(2,458,496)
Total Futures Contracts	$18,611,001	$—	$—	$18,611,001
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$3,718,096	$—	$3,718,096
OTC Swap Contracts at Value (Liabilities)	—	(198,087)	—	(198,087)
Total OTC Swap Contracts	$—	$3,520,009	$—	$3,520,009

*	See Consolidated Schedule of Investments for additional detailed categorizations.

MIST-86

Met Investors Series Trust

Invesco Comstock Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—96.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.3%
Honeywell International, Inc.	232,872	$24,290,879
Textron, Inc.	883,261	39,154,960

		63,445,839

Auto Components—1.9%
Johnson Controls, Inc.	1,037,108	52,311,728

Automobiles—2.1%
General Motors Co.	1,514,108	56,779,050

Banks—15.6%
Bank of America Corp.	3,495,792	53,800,239
Citigroup, Inc.	2,418,011	124,575,927
Citizens Financial Group, Inc.	647,345	15,620,435
Fifth Third Bancorp	1,562,616	29,455,311
JPMorgan Chase & Co.	1,502,005	90,991,463
PNC Financial Services Group, Inc. (The)	539,896	50,339,903
U.S. Bancorp	255,772	11,169,563
Wells Fargo & Co.	990,228	53,868,403

		429,821,244

Capital Markets—5.9%
Bank of New York Mellon Corp. (The)	1,016,252	40,893,981
Goldman Sachs Group, Inc. (The)	158,792	29,848,132
Morgan Stanley	1,322,194	47,189,104
State Street Corp.	623,027	45,811,175

		163,742,392

Communications Equipment—2.0%
Cisco Systems, Inc.	1,982,608	54,571,285

Diversified Telecommunication Services—0.3%
Frontier Communications Corp.	1,128,511	7,956,003

Electric Utilities—0.5%
FirstEnergy Corp.	403,234	14,137,384

Electrical Equipment—1.0%
Emerson Electric Co.	491,138	27,808,234

Electronic Equipment, Instruments & Components—0.8%
Corning, Inc.	914,892	20,749,751

Energy Equipment & Services—3.5%
Halliburton Co.	628,674	27,586,215
Noble Corp. plc (a)	1,111,331	15,869,807
Weatherford International plc (b)	4,288,115	52,743,814

		96,199,836

Food & Staples Retailing—1.2%
CVS Health Corp.	148,014	15,276,525
Wal-Mart Stores, Inc.	222,161	18,272,742

		33,549,267

Food Products—3.1%
ConAgra Foods, Inc.	1,324,895	48,398,414
Mondelez International, Inc. - Class A	556,693	20,091,050
Unilever NV	411,002	17,163,444

		85,652,908

Health Care Equipment & Supplies—0.7%
Medtronic plc	261,160	20,367,868

Health Care Providers & Services—2.2%
Anthem, Inc.	236,108	36,457,436
Express Scripts Holding Co. (b)	275,024	23,863,833

		60,321,269

Hotels, Restaurants & Leisure—2.4%
Carnival Corp.	1,355,291	64,837,121

Household Durables—0.8%
Newell Rubbermaid, Inc.	530,216	20,715,539

Industrial Conglomerates—2.5%
General Electric Co.	2,820,316	69,972,040

Insurance—2.3%
Aflac, Inc.	438,265	28,053,343
Allstate Corp. (The)	504,927	35,935,654

		63,988,997

Internet Software & Services—2.3%
eBay, Inc. (b)	862,439	49,745,481
Yahoo!, Inc. (b)	334,921	14,882,215

		64,627,696

Machinery—1.3%
Ingersoll-Rand plc	526,821	35,865,974

Media—7.1%
CBS Corp. - Class B	234,576	14,222,343
Comcast Corp. - Class A	736,410	41,585,073
Time Warner Cable, Inc.	251,733	37,729,742
Time Warner, Inc.	219,940	18,571,734
Twenty-First Century Fox, Inc. - Class B	1,082,540	35,593,915
Viacom, Inc. - Class B	712,997	48,697,695

		196,400,502

Metals & Mining—0.7%
Alcoa, Inc.	1,457,536	18,831,365

Multi-Utilities—0.4%
PG&E Corp.	206,666	10,967,765

Multiline Retail—3.0%
Kohl’s Corp. (a)	659,311	51,591,086
Target Corp.	395,017	32,419,045

		84,010,131

MIST-87

Met Investors Series Trust

Invesco Comstock Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—11.9%
BP plc (ADR) (a)	1,297,366	$50,739,984
Chevron Corp.	294,698	30,937,396
Devon Energy Corp.	536,868	32,378,509
Hess Corp.	249,980	16,966,143
Murphy Oil Corp.	662,426	30,869,052
Occidental Petroleum Corp.	337,306	24,623,338
QEP Resources, Inc.	1,188,387	24,777,869
Royal Dutch Shell plc - Class A (ADR)	934,733	55,756,823
Suncor Energy, Inc.	2,068,829	60,513,248

		327,562,362

Paper & Forest Products—1.0%
International Paper Co.	490,447	27,214,904

Pharmaceuticals—9.9%
AbbVie, Inc.	373,128	21,842,913
Bristol-Myers Squibb Co.	321,351	20,727,140
GlaxoSmithKline plc (ADR)	251,405	11,602,341
Merck & Co., Inc.	968,436	55,665,701
Novartis AG	508,821	50,316,879
Pfizer, Inc.	1,430,499	49,767,060
Roche Holding AG (ADR)	715,399	24,595,418
Sanofi (ADR)	789,828	39,049,096

		273,566,548

Semiconductors & Semiconductor Equipment—1.0%
Intel Corp.	859,401	26,873,469

Software—4.2%
Autodesk, Inc. (b)	160,425	9,407,322
Citrix Systems, Inc. (b)	490,878	31,352,378
Microsoft Corp.	828,203	33,670,593
Symantec Corp.	1,726,551	40,340,864

		114,771,157

Technology Hardware, Storage & Peripherals—2.0%
Hewlett-Packard Co.	1,187,357	36,998,044
NetApp, Inc.	549,367	19,480,554

		56,478,598

Textiles, Apparel & Luxury Goods—0.4%
Fossil Group, Inc. (a) (b)	132,583	10,931,468

Total Common Stocks (Cost $2,126,883,494)		2,655,029,694

Short-Term Investments—5.4%

Mutual Fund—1.5%
State Street Navigator Securities Lending MET Portfolio (c)	41,704,374	41,704,374

Security Description	Principal Amount*	Value

Repurchase Agreement—3.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/15 at 0.000% to be repurchased at $106,315,835 on 04/01/15, collateralized by $105,465,000 Federal Home Loan Bank with rates ranging from 0.800% - 4.750%, maturity dates ranging from 12/16/16 - 12/30/16, with a value of $108,442,163.	106,315,835	$106,315,835

Total Short-Term Investments (Cost $148,020,209)		148,020,209

Total Investments—101.7% (Cost $2,274,903,703) (d)		2,803,049,903
Other assets and liabilities (net)—(1.7)%		(45,767,923)

Net Assets—100.0%		$2,757,281,980

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2015, the market value of securities loaned was $66,269,616 and the collateral received consisted of cash in the amount of $41,704,374 and non-cash collateral with a value of $26,023,374. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2015.
(d)	As of March 31, 2015, the aggregate cost of investments was $2,274,903,703. The aggregate unrealized appreciation and depreciation of investments were $592,542,937 and $(64,396,737), respectively, resulting in net unrealized appreciation of $528,146,200.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-88

Met Investors Series Trust

Invesco Comstock Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
CAD	4,593,632	Canadian Imperial Bank of Commerce	04/13/15	$3,622,852	$3,584
EUR	7,785,002	Goldman Sachs International	04/13/15	8,270,008	102,033
GBP	1,702,298	Barclays Bank plc	04/13/15	2,537,490	(12,486)

Contracts to Deliver
CAD	16,918,124	Barclays Bank plc	04/13/15	13,248,283	(107,706)
CAD	16,917,601	Canadian Imperial Bank of Commerce	04/13/15	13,247,926	(107,650)
CAD	16,918,123	Deutsche Bank AG	04/13/15	13,249,164	(106,824)
CAD	16,918,123	Goldman Sachs International	04/13/15	13,247,110	(108,878)
CHF	14,870,847	Barclays Bank plc	04/13/15	14,765,715	(542,853)
CHF	14,871,289	Canadian Imperial Bank of Commerce	04/13/15	14,772,315	(536,709)
CHF	14,870,847	Deutsche Bank AG	04/13/15	14,774,077	(534,491)
CHF	2,029,631	Deutsche Bank AG	04/13/15	2,025,661	(63,712)
CHF	14,870,847	Goldman Sachs International	04/13/15	14,771,509	(537,059)
EUR	20,390,317	Barclays Bank plc	04/13/15	21,574,097	(353,778)
EUR	20,390,624	Canadian Imperial Bank of Commerce	04/13/15	21,573,382	(354,823)
EUR	20,390,317	Deutsche Bank AG	04/13/15	21,565,819	(362,057)
EUR	20,390,317	Goldman Sachs International	04/13/15	21,564,228	(363,647)
EUR	20,390,317	Royal Bank of Canada	04/13/15	21,566,430	(361,445)
GBP	9,087,250	Barclays Bank plc	04/13/15	13,578,987	99,946
GBP	9,087,252	Canadian Imperial Bank of Commerce	04/13/15	13,578,172	99,128
GBP	9,087,250	Deutsche Bank AG	04/13/15	13,579,714	100,673
GBP	9,087,251	Goldman Sachs International	04/13/15	13,577,162	98,119

Net Unrealized Depreciation					$(3,950,635)

(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound

MIST-89

Met Investors Series Trust

Invesco Comstock Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$63,445,839	$—	$—	$63,445,839
Auto Components	52,311,728	—	—	52,311,728
Automobiles	56,779,050	—	—	56,779,050
Banks	429,821,244	—	—	429,821,244
Capital Markets	163,742,392	—	—	163,742,392
Communications Equipment	54,571,285	—	—	54,571,285
Diversified Telecommunication Services	7,956,003	—	—	7,956,003
Electric Utilities	14,137,384	—	—	14,137,384
Electrical Equipment	27,808,234	—	—	27,808,234
Electronic Equipment, Instruments & Components	20,749,751	—	—	20,749,751
Energy Equipment & Services	96,199,836	—	—	96,199,836
Food & Staples Retailing	33,549,267	—	—	33,549,267
Food Products	85,652,908	—	—	85,652,908
Health Care Equipment & Supplies	20,367,868	—	—	20,367,868
Health Care Providers & Services	60,321,269	—	—	60,321,269
Hotels, Restaurants & Leisure	64,837,121	—	—	64,837,121
Household Durables	20,715,539	—	—	20,715,539
Industrial Conglomerates	69,972,040	—	—	69,972,040
Insurance	63,988,997	—	—	63,988,997
Internet Software & Services	64,627,696	—	—	64,627,696
Machinery	35,865,974	—	—	35,865,974
Media	196,400,502	—	—	196,400,502
Metals & Mining	18,831,365	—	—	18,831,365
Multi-Utilities	10,967,765	—	—	10,967,765
Multiline Retail	84,010,131	—	—	84,010,131
Oil, Gas & Consumable Fuels	327,562,362	—	—	327,562,362
Paper & Forest Products	27,214,904	—	—	27,214,904
Pharmaceuticals	223,249,669	50,316,879	—	273,566,548
Semiconductors & Semiconductor Equipment	26,873,469	—	—	26,873,469
Software	114,771,157	—	—	114,771,157
Technology Hardware, Storage & Peripherals	56,478,598	—	—	56,478,598
Textiles, Apparel & Luxury Goods	10,931,468	—	—	10,931,468
Total Common Stocks	2,604,712,815	50,316,879	—	2,655,029,694

MIST-90

Met Investors Series Trust

Invesco Comstock Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments
Mutual Fund	$41,704,374	$—	$—	$41,704,374
Repurchase Agreement	—	106,315,835	—	106,315,835
Total Short-Term Investments	41,704,374	106,315,835	—	148,020,209
Total Investments	$2,646,417,189	$156,632,714	$—	$2,803,049,903

Collateral for Securities Loaned (Liability)	$—	$(41,704,374)	$—	$(41,704,374)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$503,483	$—	$503,483
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(4,454,118)	—	(4,454,118)
Total Forward Contracts	$—	$(3,950,635)	$—	$(3,950,635)

MIST-91

Met Investors Series Trust

Invesco Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—96.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.6%
Textron, Inc.	793,699	$35,184,677

Air Freight & Logistics—1.4%
UTi Worldwide, Inc. (a) (b)	1,533,673	18,864,178

Auto Components—5.1%
Dana Holding Corp. (b)	1,268,958	26,851,151
Johnson Controls, Inc.	837,604	42,248,746

		69,099,897

Banks—8.2%
BB&T Corp.	815,390	31,792,056
Comerica, Inc.	708,563	31,977,448
Wintrust Financial Corp.	609,454	29,058,767
Zions Bancorporation	683,566	18,456,282

		111,284,553

Building Products—5.1%
Masco Corp.	1,096,113	29,266,217
Owens Corning	912,956	39,622,290

		68,888,507

Capital Markets—6.9%
American Capital, Ltd. (a)	1,805,611	26,704,987
Northern Trust Corp.	445,422	31,023,642
Stifel Financial Corp. (a)	636,131	35,464,303

		93,192,932

Chemicals—4.1%
Eastman Chemical Co.	389,506	26,977,186
WR Grace & Co. (a)	290,530	28,724,701

		55,701,887

Commercial Services & Supplies—2.0%
Clean Harbors, Inc. (a) (b)	479,072	27,201,708

Communications Equipment—2.3%
Ciena Corp. (a) (b)	1,621,083	31,303,113

Construction Materials—0.3%
Eagle Materials, Inc.	47,349	3,956,482

Diversified Telecommunication Services—2.6%
Level 3 Communications, Inc. (a)	646,146	34,788,501

Electric Utilities—2.1%
Edison International	445,418	27,825,262

Electrical Equipment—2.1%
Babcock & Wilcox Co. (The)	885,116	28,403,372

Energy Equipment & Services—4.0%
Amec Foster Wheeler plc	1,471,764	19,727,869
Amec Foster Wheeler plc (ADR) (b)	507,634	6,781,990

Energy Equipment & Services—(Continued)
Baker Hughes, Inc.	441,249	28,054,612

		54,564,471

Food Products—2.6%
ConAgra Foods, Inc.	979,514	35,781,646

Health Care Equipment & Supplies—0.4%
Becton Dickinson & Co.	33,679	4,835,968

Health Care Providers & Services—8.1%
Brookdale Senior Living, Inc. (a)	797,339	30,107,520
HealthSouth Corp. (b)	843,102	37,400,005
Universal Health Services, Inc. - Class B	354,010	41,670,517

		109,178,042

Insurance—8.6%
ACE, Ltd.	146,242	16,304,521
Arthur J. Gallagher & Co.	408,011	19,074,514
FNF Group	978,167	35,957,419
Marsh & McLennan Cos., Inc.	359,789	20,180,565
Willis Group Holdings plc	516,986	24,908,385

		116,425,404

IT Services—2.4%
Teradata Corp. (a) (b)	750,055	33,107,428

Life Sciences Tools & Services—2.1%
PerkinElmer, Inc.	570,541	29,177,467

Machinery—4.7%
Ingersoll-Rand plc	513,440	34,954,995
Pentair plc	446,415	28,075,040

		63,030,035

Media—1.6%
Gannett Co., Inc.	574,617	21,306,798

Multi-Utilities—0.8%
CenterPoint Energy, Inc.	543,127	11,085,222

Oil, Gas & Consumable Fuels—1.9%
Williams Cos., Inc. (The)	511,292	25,866,262

Real Estate Management & Development—3.4%
Forest City Enterprises, Inc. - Class A (a)	1,807,013	46,114,972

Road & Rail—0.6%
Swift Transportation Co. (a)	307,260	7,994,905

Software—5.2%
Cadence Design Systems, Inc. (a) (b)	1,478,242	27,258,783
Citrix Systems, Inc. (a)	670,099	42,799,223

		70,058,006

MIST-92

Met Investors Series Trust

Invesco Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Specialty Retail—1.3%
Advance Auto Parts, Inc.	8,962	$1,341,522
Ascena Retail Group, Inc. (a)	1,155,035	16,759,558

		18,101,080

Technology Hardware, Storage & Peripherals—2.5%
Diebold, Inc. (b)	277,143	9,827,491
NetApp, Inc.	691,820	24,531,937

		34,359,428

Textiles, Apparel & Luxury Goods—1.8%
Fossil Group, Inc. (a) (b)	289,345	23,856,577

Total Common Stocks (Cost $1,159,699,043)		1,310,538,780

Short-Term Investments—11.7%

Mutual Fund—8.4%
State Street Navigator Securities Lending MET Portfolio (c)	113,658,074	113,658,074

Repurchase Agreement—3.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/15 at 0.000% to be repurchased at $44,282,523 on 04/01/15, collateralized by $45,170,000 Federal Home Loan Bank at 0.190% due 09/16/15 with a value of $45,170,000.	44,282,523	44,282,523

Total Short-Term Investments (Cost $157,940,597)		157,940,597

Total Investments—108.5% (Cost $1,317,639,640) (d)		1,468,479,377
Other assets and liabilities (net)—(8.5)%		(115,253,753)

Net Assets—100.0%		$1,353,225,624

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2015, the market value of securities loaned was $138,572,489 and the collateral received consisted of cash in the amount of $113,658,074 and non-cash collateral with a value of $28,492,810. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2015.
(d)	As of March 31, 2015, the aggregate cost of investments was $1,317,639,640. The aggregate unrealized appreciation and depreciation of investments were $183,233,586 and $(32,393,849), respectively, resulting in net unrealized appreciation of $150,839,737.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for	Unrealized Depreciation
GBP	6,555,715	Bank of New York Mellon Corp.	04/17/15	$9,676,793	$(46,992)
GBP	6,561,266	State Street Bank and Trust	04/17/15	9,683,707	(48,311)

Net Unrealized Depreciation					$(95,303)

(GBP)—	British Pound

MIST-93

Met Investors Series Trust

Invesco Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$35,184,677	$—	$—	$35,184,677
Air Freight & Logistics	18,864,178	—	—	18,864,178
Auto Components	69,099,897	—	—	69,099,897
Banks	111,284,553	—	—	111,284,553
Building Products	68,888,507	—	—	68,888,507
Capital Markets	93,192,932	—	—	93,192,932
Chemicals	55,701,887	—	—	55,701,887
Commercial Services & Supplies	27,201,708	—	—	27,201,708
Communications Equipment	31,303,113	—	—	31,303,113
Construction Materials	3,956,482	—	—	3,956,482
Diversified Telecommunication Services	34,788,501	—	—	34,788,501
Electric Utilities	27,825,262	—	—	27,825,262
Electrical Equipment	28,403,372	—	—	28,403,372
Energy Equipment & Services	34,836,602	19,727,869	—	54,564,471
Food Products	35,781,646	—	—	35,781,646
Health Care Equipment & Supplies	4,835,968	—	—	4,835,968
Health Care Providers & Services	109,178,042	—	—	109,178,042
Insurance	116,425,404	—	—	116,425,404
IT Services	33,107,428	—	—	33,107,428
Life Sciences Tools & Services	29,177,467	—	—	29,177,467
Machinery	63,030,035	—	—	63,030,035
Media	21,306,798	—	—	21,306,798
Multi-Utilities	11,085,222	—	—	11,085,222
Oil, Gas & Consumable Fuels	25,866,262	—	—	25,866,262
Real Estate Management & Development	46,114,972	—	—	46,114,972
Road & Rail	7,994,905	—	—	7,994,905
Software	70,058,006	—	—	70,058,006
Specialty Retail	18,101,080	—	—	18,101,080
Technology Hardware, Storage & Peripherals	34,359,428	—	—	34,359,428
Textiles, Apparel & Luxury Goods	23,856,577	—	—	23,856,577
Total Common Stocks	1,290,810,911	19,727,869	—	1,310,538,780
Short-Term Investments
Mutual Fund	113,658,074	—	—	113,658,074
Repurchase Agreement	—	44,282,523	—	44,282,523
Total Short-Term Investments	113,658,074	44,282,523	—	157,940,597
Total Investments	$1,404,468,985	$64,010,392	$—	$1,468,479,377

Collateral for securities loaned (Liability)	$—	$(113,658,074)	$—	$(113,658,074)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	$—	$(95,303)	$—	$(95,303)

MIST-94

Met Investors Series Trust

Invesco Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—98.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.6%
Hexcel Corp.	244,342	$12,564,065
TransDigm Group, Inc.	57,819	12,646,172

		25,210,237

Air Freight & Logistics—0.9%
Forward Air Corp.	248,180	13,476,174

Banks—2.9%
Hancock Holding Co.	276,996	8,271,100
Home BancShares, Inc.	351,113	11,899,220
SVB Financial Group (a)	114,800	14,584,192
UMB Financial Corp.	180,089	9,524,907

		44,279,419

Biotechnology—5.3%
Alnylam Pharmaceuticals, Inc. (a) (b)	120,260	12,557,549
Enanta Pharmaceuticals, Inc. (a) (b)	145,464	4,454,108
Exact Sciences Corp. (a) (b)	691,321	15,222,889
Incyte Corp. (a) (b)	192,043	17,602,661
KYTHERA Biopharmaceuticals, Inc. (a)	46,553	2,334,633
Neurocrine Biosciences, Inc. (a) (b)	278,944	11,076,866
Repligen Corp. (a) (b)	299,914	9,105,389
Seattle Genetics, Inc. (a) (b)	242,180	8,561,063

		80,915,158

Building Products—0.8%
AO Smith Corp.	194,577	12,775,926

Capital Markets—2.8%
Affiliated Managers Group, Inc. (a)	51,967	11,161,472
Janus Capital Group, Inc. (b)	829,110	14,252,401
Stifel Financial Corp. (a)	307,823	17,161,132

		42,575,005

Chemicals—0.9%
PolyOne Corp.	353,819	13,215,140

Commercial Services & Supplies—2.1%
Pitney Bowes, Inc.	557,999	13,012,537
Steelcase, Inc. - Class A	677,461	12,831,111
Tetra Tech, Inc.	252,030	6,053,761

		31,897,409

Communications Equipment—2.2%
ARRIS Group, Inc. (a)	495,124	14,306,608
Finisar Corp. (a) (b)	393,259	8,392,147
Infinera Corp. (a) (b)	549,016	10,799,145

		33,497,900

Construction & Engineering—0.4%
MasTec, Inc. (a)	310,214	5,987,130

Construction Materials—0.8%
Martin Marietta Materials, Inc. (b)	86,181	12,048,104

Containers & Packaging—0.8%
Berry Plastics Group, Inc. (a)	321,025	11,617,895

Distributors—0.9%
Pool Corp.	187,673	13,092,068

Electric Utilities—0.8%
ITC Holdings Corp.	319,763	11,968,729

Electrical Equipment—1.2%
Acuity Brands, Inc.	107,260	18,036,842

Electronic Equipment, Instruments & Components—3.3%
Cognex Corp. (a) (b)	268,377	13,308,815
IPG Photonics Corp. (a) (b)	124,507	11,541,799
National Instruments Corp. (b)	287,490	9,211,180
SYNNEX Corp.	206,390	15,943,627

		50,005,421

Energy Equipment & Services—1.1%
Atwood Oceanics, Inc. (b)	162,756	4,575,071
Dril-Quip, Inc. (a)	118,297	8,090,332
Patterson-UTI Energy, Inc.	239,617	4,498,809

		17,164,212

Food Products—1.3%
B&G Foods, Inc. (b)	285,044	8,388,845
Lancaster Colony Corp.	129,453	12,320,042

		20,708,887

Health Care Equipment & Supplies—5.2%
DexCom, Inc. (a)	260,490	16,238,947
Hill-Rom Holdings, Inc.	240,989	11,808,461
NuVasive, Inc. (a)	298,077	13,708,561
Sirona Dental Systems, Inc. (a)	139,044	12,512,569
STERIS Corp.	232,656	16,348,737
Thoratec Corp. (a)	222,285	9,311,519

		79,928,794

Health Care Providers & Services—5.7%
Chemed Corp. (b)	137,092	16,368,785
Community Health Systems, Inc. (a)	266,312	13,922,791
Envision Healthcare Holdings, Inc. (a)	302,111	11,585,957
HealthSouth Corp.	307,044	13,620,472
Select Medical Holdings Corp.	750,614	11,131,606
VCA, Inc. (a)	368,525	20,202,540

		86,832,151

Health Care Technology—0.2%
HMS Holdings Corp. (a) (b)	213,332	3,295,979

Hotels, Restaurants & Leisure—5.7%
BJ’s Restaurants, Inc. (a)	229,203	11,563,291
Brinker International, Inc. (b)	191,272	11,774,704
Cheesecake Factory, Inc. (The) (b)	211,513	10,433,936
Choice Hotels International, Inc.	221,883	14,216,044

MIST-95

Met Investors Series Trust

Invesco Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
Domino’s Pizza, Inc.	114,109	$11,473,660
Jack in the Box, Inc.	286,620	27,492,591

		86,954,226

Household Durables—0.8%
Standard Pacific Corp. (a)	1,284,820	11,563,380

Insurance—0.9%
American Equity Investment Life Holding Co.	461,071	13,430,998

Internet Software & Services—3.6%
CoStar Group, Inc. (a)	118,514	23,445,625
Dealertrack Technologies, Inc. (a) (b)	259,803	10,007,611
Envestnet, Inc. (a)	219,678	12,319,542
HomeAway, Inc. (a) (b)	302,865	9,137,437

		54,910,215

IT Services—2.0%
Booz Allen Hamilton Holding Corp.	419,843	12,150,256
EPAM Systems, Inc. (a)	300,605	18,424,081

		30,574,337

Leisure Products—0.8%
Brunswick Corp.	225,908	11,622,967

Life Sciences Tools & Services—3.1%
Affymetrix, Inc. (a) (b)	458,158	5,754,464
Bio-Techne Corp.	118,943	11,928,793
PAREXEL International Corp. (a)	220,200	15,191,598
PerkinElmer, Inc.	231,805	11,854,508
VWR Corp. (a)	102,923	2,674,969

		47,404,332

Machinery—4.7%
Crane Co.	161,725	10,093,257
ITT Corp.	347,589	13,872,277
Lincoln Electric Holdings, Inc.	174,996	11,442,988
WABCO Holdings, Inc. (a)	128,258	15,760,343
Wabtec Corp.	224,059	21,287,846

		72,456,711

Marine—0.7%
Kirby Corp. (a)	133,632	10,029,082

Metals & Mining—0.4%
Carpenter Technology Corp.	151,087	5,874,263

Oil, Gas & Consumable Fuels—2.4%
Energen Corp.	154,456	10,194,096
Laredo Petroleum, Inc. (a) (b)	371,311	4,841,895
Oasis Petroleum, Inc. (a) (b)	275,497	3,917,567
SemGroup Corp. - Class A	126,920	10,323,673
Ultra Petroleum Corp. (a) (b)	489,869	7,656,653

		36,933,884

Pharmaceuticals—3.7%
Catalent, Inc. (a)	407,890	12,705,774
Jazz Pharmaceuticals plc (a) (b)	66,557	11,500,384
Nektar Therapeutics (a) (b)	844,248	9,286,728
Pacira Pharmaceuticals, Inc. (a) (b)	100,246	8,906,857
Salix Pharmaceuticals, Ltd. (a) (b)	78,800	13,617,428

		56,017,171

Professional Services—0.0%
Corporate Executive Board Co. (The)	2,312	184,636

Real Estate Investment Trusts—0.9%
Corrections Corp. of America (b)	342,893	13,804,872

Road & Rail—2.4%
Knight Transportation, Inc. (b)	489,092	15,773,217
Old Dominion Freight Line, Inc. (a)	96,428	7,453,884
Swift Transportation Co. (a) (b)	526,454	13,698,333

		36,925,434

Semiconductors & Semiconductor Equipment—5.4%
Atmel Corp. (b)	1,475,229	12,141,134
Cavium, Inc. (a)	212,345	15,038,273
MKS Instruments, Inc.	276,470	9,347,451
Monolithic Power Systems, Inc.	234,300	12,335,895
Power Integrations, Inc.	221,172	11,518,638
Silicon Laboratories, Inc. (a)	220,601	11,199,913
Teradyne, Inc.	561,722	10,588,460

		82,169,764

Software—11.5%
Aspen Technology, Inc. (a)	300,400	11,562,396
Cadence Design Systems, Inc. (a) (b)	628,329	11,586,387
CommVault Systems, Inc. (a)	130,860	5,718,582
Guidewire Software, Inc. (a)	241,413	12,700,738
Interactive Intelligence Group, Inc. (a) (b)	200,462	8,255,025
Manhattan Associates, Inc. (a)	673,646	34,093,224
Mentor Graphics Corp.	530,462	12,747,002
MicroStrategy, Inc. - Class A (a)	77,540	13,118,992
QLIK Technologies, Inc. (a)	388,444	12,092,262
Qualys, Inc. (a) (b)	325,603	15,134,027
SolarWinds, Inc. (a)	247,437	12,678,672
Ultimate Software Group, Inc. (The) (a) (b)	80,428	13,669,141
Verint Systems, Inc. (a)	190,356	11,788,747

		175,145,195

Specialty Retail—3.1%
ANN, Inc. (a)	259,162	10,633,417
DSW, Inc. - Class A	295,502	10,898,114
Five Below, Inc. (a) (b)	241,906	8,604,596
Group 1 Automotive, Inc. (b)	143,011	12,346,140
Vitamin Shoppe, Inc. (a) (b)	133,137	5,483,913

		47,966,180

Technology Hardware, Storage & Peripherals—0.7%
Cray, Inc. (a) (b)	406,619	11,417,862

MIST-96

Met Investors Series Trust

Invesco Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Textiles, Apparel & Luxury Goods—1.9%
G-III Apparel Group, Ltd. (a) (b)	150,388	$16,941,208
Steven Madden, Ltd. (a)	330,973	12,576,974

		29,518,182

Trading Companies & Distributors—1.5%
Watsco, Inc. (b)	114,504	14,393,153
WESCO International, Inc. (a) (b)	133,827	9,353,169

		23,746,322

Wireless Telecommunication Services—1.4%
SBA Communications Corp. - Class A (a)	187,527	21,959,412

Total Common Stocks (Cost $995,299,520)		1,509,138,005

Short-Term Investments—19.9%

Mutual Fund—18.6%
State Street Navigator Securities Lending MET Portfolio (c)	284,196,554	284,196,554

Repurchase Agreement—1.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/15 at 0.000% to be repurchased at $19,571,447 on 04/01/15, collateralized by $19,815,000 Federal Home Loan Mortgage Corp. at 0.900% due 04/25/17 with a value of $19,963,613.	19,571,447	19,571,447

Total Short-Term Investments (Cost $303,768,001)		303,768,001

Total Investments—118.7% (Cost $1,299,067,521)(d)		1,812,906,006
Other assets and liabilities (net)—(18.7)%		(285,027,854)

Net Assets—100.0%		$1,527,878,152

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2015, the market value of securities loaned was $286,137,476 and the collateral received consisted of cash in the amount of $284,196,554 and non-cash collateral with a value of $12,942,819. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2015.
(d)	As of March 31, 2015, the aggregate cost of investments was $1,299,067,521. The aggregate unrealized appreciation and depreciation of investments were $547,827,008 and $(33,988,523), respectively, resulting in net unrealized appreciation of $513,838,485.

MIST-97

Met Investors Series Trust

Invesco Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,509,138,005	$—	$—	$1,509,138,005
Short-Term Investments
Mutual Fund	284,196,554	—	—	284,196,554
Repurchase Agreement	—	19,571,447	—	19,571,447
Total Short-Term Investments	284,196,554	19,571,447	—	303,768,001
Total Investments	$1,793,334,559	$19,571,447	$—	$1,812,906,006

Collateral for Securities Loaned (Liability)	$—	$(284,196,554)	$—	$(284,196,554)

*	See Schedule of Investments for additional detailed categorizations.

MIST-98

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

U.S. Treasury & Government Agencies—61.9% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—34.5%
Fannie Mae 10 Yr. Pool
4.500%, 07/01/21	982,667	$1,033,086
Fannie Mae 15 Yr. Pool
3.500%, 08/01/26	811,382	846,533
Fannie Mae 20 Yr. Pool
4.000%, 02/01/31	2,945,884	3,172,430
4.500%, 10/01/30	738,853	810,353
5.000%, 11/01/29	1,690,922	1,882,942
6.000%, 07/01/28	602,429	687,384
Fannie Mae 30 Yr. Pool
3.500%, 07/01/42	2,871,272	3,019,871
3.500%, 08/01/42	1,842,273	1,937,636
3.500%, 01/01/43	3,196,254	3,360,410
3.500%, 03/01/43	17,783,605	18,770,272
4.500%, 02/01/40	880,321	972,242
5.000%, 09/01/35	2,056,779	2,291,995
6.000%, 12/01/39	778,671	886,818
Fannie Mae ARM Pool
0.501%, 05/01/23 (a)	20,547,676	20,720,698
0.541%, 05/01/24 (a)	2,733,000	2,733,162
0.551%, 02/01/23 (a)	5,000,000	4,997,454
0.601%, 07/01/24 (a)	5,000,000	5,000,411
0.611%, 09/01/24 (a)	3,000,000	2,998,800
0.631%, 11/01/23 (a)	4,877,050	4,914,622
0.651%, 08/01/23 (a)	4,951,488	4,988,222
0.651%, 09/01/24 (a)	3,960,583	3,961,139
0.871%, 01/01/21 (a)	958,979	969,422
Fannie Mae Benchmark REMIC (CMO)
5.500%, 06/25/37	2,151,836	2,430,554
Fannie Mae Interest Strip (CMO)
4.500%, 11/25/20 (b)	895,373	52,479
Fannie Mae Pool
1.735%, 05/01/20	15,000,000	15,008,050
1.750%, 06/01/20	7,304,878	7,308,014
1.800%, 02/01/20	3,016,153	3,031,510
1.810%, 01/01/20	4,322,298	4,348,187
2.010%, 07/01/19	2,961,492	3,008,112
2.010%, 06/01/20	12,541,000	12,552,499
2.240%, 12/01/22	1,990,874	2,006,145
2.330%, 11/01/22	17,810,000	17,983,229
2.350%, 05/01/23	4,824,413	4,867,788
2.360%, 05/01/23	9,366,629	9,454,409
2.420%, 05/01/23	5,827,812	5,874,222
2.420%, 06/01/23	4,846,465	4,890,274
2.450%, 11/01/22	3,000,000	3,040,881
2.460%, 02/01/23	1,432,001	1,459,340
2.500%, 04/01/23	2,000,000	2,037,747
2.510%, 06/01/23	3,871,951	3,963,111
2.520%, 05/01/23	25,000,000	25,328,958
2.530%, 05/01/23	4,228,445	4,299,410
2.540%, 05/01/23	5,000,000	5,087,383
2.640%, 04/01/23	1,945,479	1,991,794
2.640%, 05/01/23	2,333,452	2,388,659
2.680%, 04/01/19	984,014	1,026,531
2.690%, 10/01/23	2,000,000	2,053,782
2.700%, 05/01/23	5,000,000	5,113,961

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae Pool
2.703%, 04/01/23	2,425,327	2,500,199
2.720%, 03/01/23	3,196,755	3,291,084
2.740%, 06/01/23	2,964,587	3,054,544
2.900%, 06/01/22	7,600,855	7,946,085
2.920%, 12/01/24	1,000,000	1,037,955
2.980%, 07/01/22	2,000,000	2,100,576
2.990%, 01/01/25	1,250,000	1,303,591
3.000%, 05/01/22	3,500,000	3,696,984
3.000%, 01/01/43	5,613,620	5,743,481
3.050%, 04/01/22	3,431,782	3,610,559
3.110%, 12/01/24	1,500,000	1,579,156
3.200%, 11/01/20	10,663,148	11,357,739
3.235%, 10/01/26	1,489,823	1,579,252
3.240%, 12/01/26	1,500,000	1,593,372
3.260%, 12/01/26	1,000,000	1,062,314
3.290%, 08/01/26	2,000,000	2,127,580
3.340%, 02/01/27	1,500,000	1,604,070
3.380%, 12/01/23	2,000,000	2,143,887
3.430%, 10/01/23	12,062,883	12,969,727
3.440%, 11/01/21	4,050,293	4,359,637
3.450%, 01/01/24	1,000,000	1,077,007
3.490%, 09/01/23	4,000,000	4,317,019
3.500%, 02/01/33	5,990,805	6,366,927
3.500%, 05/01/33	7,027,769	7,468,983
3.500%, 12/01/42	7,650,797	8,103,538
3.500%, 05/01/43	30,307,647	32,102,617
3.500%, 06/01/43	7,451,258	7,892,101
3.500%, 07/01/43	4,361,800	4,619,936
3.500%, 08/01/43	9,822,760	10,403,703
3.550%, 02/01/30	1,500,000	1,627,439
3.559%, 01/01/21	12,719,472	13,785,065
3.560%, 03/01/24	7,400,000	8,033,698
3.630%, 10/01/29	1,496,976	1,629,038
3.670%, 07/01/23	2,500,000	2,748,348
3.730%, 07/01/22	5,904,817	6,433,256
3.743%, 06/01/18	1,892,450	2,017,931
3.760%, 10/01/23	1,491,873	1,648,529
3.760%, 11/01/23	1,100,000	1,212,665
3.770%, 12/01/20	2,336,902	2,554,231
3.805%, 05/01/22	9,321,840	10,124,677
3.970%, 07/01/21	4,765,035	5,263,529
4.000%, 10/01/32	2,208,143	2,416,100
4.000%, 12/01/40	919,181	1,002,156
4.000%, 07/01/42	4,278,027	4,665,937
4.260%, 12/01/19	2,773,375	3,062,333
4.330%, 04/01/20	3,899,131	4,333,787
4.380%, 04/01/21	3,190,353	3,587,946
4.770%, 06/01/19	3,549,204	3,948,783
5.894%, 10/01/17	2,873,215	3,166,795
Fannie Mae REMICS (CMO)
Zero Coupon, 09/25/43 (c)	2,758,802	2,234,025
Zero Coupon, 10/25/43 (c)	1,380,607	1,117,425
Zero Coupon, 12/25/43 (c)	3,196,902	2,613,654
0.524%, 03/25/43 (a)	2,546,284	2,539,261
0.643%, 03/25/27 (a)	762,108	752,780

MIST-99

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae REMICS (CMO)
0.674%, 05/25/35 (a)	4,391,626	$4,383,146
0.674%, 10/25/42 (a)	1,663,929	1,668,080
0.774%, 10/25/43 (a)	3,121,851	3,151,053
0.774%, 12/25/43 (a)	3,813,061	3,839,653
1.074%, 03/25/38 (a)	743,668	754,585
1.174%, 08/25/32 (a)	1,451,674	1,500,514
3.000%, 05/25/26	5,908,549	6,153,517
3.500%, 07/25/24	2,844,700	3,024,946
3.500%, 02/25/43	8,583,269	9,077,657
3.500%, 03/25/43	5,117,745	5,294,844
4.500%, 07/25/38	315,418	321,621
5.000%, 03/25/40	13,200,000	14,338,196
5.500%, 12/25/35	1,674,112	1,762,950
6.000%, 01/25/36	1,095,793	1,173,604
6.356%, 01/25/41 (a) (b)	7,993,671	1,791,337
6.500%, 07/18/28	300,558	341,287
Fannie Mae-ACES
0.442%, 12/25/17 (a)	1,452,581	1,453,766
0.484%, 01/25/17 (a)	1,233,833	1,234,650
2.034%, 03/25/19	9,091,000	9,253,165
2.207%, 01/25/22	10,000,000	10,058,340
2.280%, 12/27/22	9,391,000	9,411,660
2.389%, 01/25/23 (a)	3,000,000	3,012,591
2.614%, 10/25/21 (a)	2,000,000	2,061,458
2.723%, 10/25/24	2,000,000	2,036,024
3.103%, 07/25/24 (a)	1,394,000	1,467,496
3.346%, 03/25/24 (a)	2,500,000	2,673,948
3.476%, 01/25/24 (a)	2,500,000	2,708,997
Freddie Mac 15 Yr. Gold Pool
3.500%, 05/01/26	1,100,598	1,175,031
Freddie Mac 20 Yr. Gold Pool
3.500%, 03/01/32	2,256,828	2,381,003
Freddie Mac 30 Yr. Gold Pool
3.500%, 08/01/42	4,721,772	4,953,579
3.500%, 10/01/42	4,841,136	5,083,893
3.500%, 11/01/42	6,621,375	6,954,154
3.500%, 04/01/43	2,453,827	2,574,293
4.000%, 08/01/42	8,850,888	9,473,843
4.000%, 05/01/43	1,324,879	1,429,446
4.000%, 06/01/43	925,511	988,681
4.000%, 08/01/43	8,316,289	8,972,623
5.000%, 08/01/39	2,267,259	2,555,785
6.000%, 12/01/39	1,093,081	1,242,178
Freddie Mac ARM Non-Gold Pool
3.978%, 07/01/40 (a)	5,176,285	5,449,936
Freddie Mac Gold Pool
3.500%, 12/01/32	7,399,573	7,836,681
3.500%, 01/01/33	10,111,185	10,709,485
3.500%, 02/01/33	13,924,389	14,745,891
3.500%, 03/01/33	9,422,781	9,981,103
3.500%, 04/01/33	12,525,122	13,268,130
3.500%, 05/01/33	4,717,242	4,997,208
3.500%, 06/01/43	4,530,678	4,788,600
4.000%, 09/01/32	2,287,647	2,504,328
4.000%, 11/01/32	5,652,696	6,172,311

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac Gold Pool
4.000%, 12/01/32	2,750,396	3,001,330
4.000%, 01/01/33	1,299,419	1,418,993
4.000%, 02/01/33	1,181,757	1,290,400
5.000%, 02/01/34	724,457	791,874
Freddie Mac Multifamily Structured Pass-Through Certificates
2.522%, 01/25/23	2,085,000	2,121,306
2.615%, 01/25/23	7,275,000	7,447,447
3.389%, 03/25/24	5,714,000	6,149,607
3.490%, 01/25/24	4,000,000	4,338,020
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO)
3.320%, 02/25/23 (a)	4,346,000	4,672,632
Freddie Mac REMICS (CMO)
0.525%, 02/15/43 (a)	2,538,911	2,510,752
0.625%, 01/15/41 (a)	655,944	663,349
0.625%, 08/15/42 (a)	7,975,852	8,022,096
0.675%, 08/15/43 (a)	7,765,230	7,796,974
0.855%, 11/15/37 (a)	2,093,490	2,123,724
0.875%, 03/15/24 (a)	980,851	997,682
1.525%, 03/15/38 (a)	600,000	603,432
3.000%, 02/15/26	1,915,000	1,995,371
3.500%, 12/15/25	1,000,000	1,082,289
3.500%, 12/15/29	1,197,263	1,238,251
3.500%, 08/15/39	4,389,481	4,637,706
3.500%, 06/15/48	9,388,085	9,985,449
4.500%, 03/15/40	1,000,000	1,063,428
5.000%, 05/15/22	10,072,536	10,229,516
5.000%, 10/15/34	1,920,468	1,982,851
5.000%, 08/15/35	1,650,000	1,900,373
5.500%, 08/15/39	4,266,573	4,666,231
5.750%, 06/15/35	10,057,386	10,764,914
6.000%, 07/15/35	10,174,433	11,327,898
6.000%, 03/15/36	2,570,549	3,231,396
6.196%, 10/15/37 (a) (b)	7,352,665	1,460,748
6.226%, 11/15/36 (a) (b)	4,353,011	490,073
6.500%, 05/15/28	742,322	857,999
6.500%, 03/15/37	1,382,106	1,587,016
Freddie Mac Strips (CMO)
Zero Coupon, 09/15/43 (c)	1,401,249	1,136,320
0.625%, 09/15/42 (a)	8,838,881	8,876,500
0.675%, 08/15/42 (a)	5,173,133	5,211,735
0.675%, 10/15/42 (a)	1,289,911	1,295,988
3.000%, 01/15/43	8,852,970	8,961,433
3.000%, 01/15/44	10,534,243	10,920,193
Ginnie Mae II ARM Pool
3.500%, 04/20/41 (a)	1,307,085	1,365,712
Ginnie Mae II Pool
4.375%, 06/20/63	9,572,459	10,566,339
4.433%, 05/20/63	15,322,609	16,926,657
4.462%, 05/20/63	10,252,687	11,331,423
4.479%, 04/20/63	5,160,098	5,705,360
Government National Mortgage Association (CMO)
0.471%, 08/20/60 (a)	928,340	929,709

MIST-100

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association (CMO)
0.471%, 11/20/62 (a)	521,490	$522,403
0.511%, 12/20/62 (a)	2,855,557	2,842,929
0.571%, 02/20/62 (a)	9,258,481	9,280,924
0.581%, 03/20/63 (a)	904,708	901,049
0.591%, 02/20/63 (a)	2,236,951	2,228,267
0.621%, 02/20/63 (a)	8,529,611	8,511,179
0.641%, 03/20/63 (a)	4,270,052	4,264,556
0.641%, 07/20/64 (a)	4,865,286	4,858,937
0.641%, 09/20/64 (a)	1,958,649	1,953,753
0.651%, 04/20/63 (a)	9,202,945	9,195,279
0.671%, 01/20/63 (a)	4,154,667	4,169,740
0.671%, 04/20/63 (a)	8,238,162	8,240,715
0.671%, 06/20/64 (a)	6,684,331	6,679,799
0.671%, 07/20/64 (a)	3,254,682	3,252,438
0.676%, 09/20/37 (a)	489,492	494,218
0.721%, 04/20/62 (a)	948,457	953,615
0.771%, 04/20/64 (a)	16,671,594	16,765,919
0.771%, 05/20/64 (a)	11,650,610	11,712,719
0.821%, 07/20/63 (a)	7,447,735	7,510,185
0.821%, 01/20/64 (a)	1,689,662	1,701,761
0.821%, 02/20/64 (a)	5,832,263	5,873,917
0.821%, 03/20/64 (a)	2,245,266	2,263,612
0.861%, 02/20/64 (a)	2,714,693	2,745,464
0.871%, 09/20/63 (a)	4,708,551	4,750,735
0.921%, 09/20/63 (a)	4,895,024	4,949,589
1.650%, 02/20/63	16,819,396	16,826,460
1.650%, 04/20/63	9,616,941	9,613,566
1.750%, 03/20/63	2,463,105	2,477,884
2.000%, 06/20/62	3,602,837	3,652,646
3.500%, 05/20/35	224,852	226,973
4.000%, 03/16/25	1,044,144	1,110,984
4.000%, 02/20/37	274,544	278,871
4.500%, 01/16/25	1,068,733	1,223,781
4.500%, 08/20/33	157,312	157,547
4.500%, 06/20/36	340,255	346,098
4.513%, 04/20/43 (a)	2,919,692	3,138,710
4.705%, 11/20/42 (a)	12,248,215	13,605,709
5.000%, 12/20/33	2,000,000	2,285,106
5.000%, 09/20/38	5,741,715	6,192,245
5.000%, 06/16/39	1,377,469	1,442,511
5.000%, 07/20/39	5,307,066	5,936,499
5.000%, 10/20/39	3,586,590	4,158,270
5.224%, 06/20/40 (a)	5,982,186	6,708,926
5.500%, 02/20/33	309,657	327,900
5.500%, 07/16/33 (b)	1,668,106	296,536
5.500%, 06/20/36	283,432	288,725

		1,135,881,354

Federal Agencies—1.4%
Residual Funding Corp. Principal Strip Zero Coupon, 07/15/20	42,209,000	38,477,218
Tennessee Valley Authority
1.750%, 10/15/18	850,000	866,124

Federal Agencies—(Continued)
Tennessee Valley Authority
5.250%, 09/15/39	600,000	785,638
5.880%, 04/01/36	1,000,000	1,401,153
6.235%, 07/15/45	4,250,000	5,076,604
Tennessee Valley Authority Principal Strip
Zero Coupon, 11/01/25	1,000,000	738,690
Zero Coupon, 06/15/35	750,000	379,941

		47,725,368

U.S. Treasury—26.0%
U.S. Treasury Bonds
4.250%, 05/15/39	200,000	264,094
4.375%, 02/15/38	18,100,000	24,242,687
4.500%, 05/15/38	1,000,000	1,361,016
4.750%, 02/15/37	2,000,000	2,814,376
5.000%, 05/15/37	21,550,000	31,321,589
5.250%, 11/15/28 (d)	13,000,000	17,741,958
5.250%, 02/15/29 (d)	500,000	683,946
5.375%, 02/15/31 (d)	13,000,000	18,472,194
5.500%, 08/15/28	3,000,000	4,171,875
6.125%, 08/15/29 (d)	5,000,000	7,430,860
U.S. Treasury Coupon Strips
Zero Coupon, 02/15/18	5,000,000	4,876,305
Zero Coupon, 05/15/18	6,000,000	5,825,634
Zero Coupon, 08/15/19 (d)	16,000,000	15,114,752
Zero Coupon, 11/15/19 (d)	1,500,000	1,406,079
Zero Coupon, 02/15/20 (d)	2,815,000	2,627,468
Zero Coupon, 05/15/20	2,475,000	2,292,640
Zero Coupon, 02/15/21	25,050,000	22,765,690
Zero Coupon, 05/15/21	16,285,000	14,673,925
Zero Coupon, 08/15/21	2,500,000	2,238,420
Zero Coupon, 11/15/21 (d)	22,500,000	20,008,822
Zero Coupon, 02/15/22 (d)	3,975,000	3,514,214
Zero Coupon, 05/15/22	7,000,000	6,149,619
Zero Coupon, 08/15/22	6,000,000	5,244,876
Zero Coupon, 11/15/22	6,250,000	5,432,812
Zero Coupon, 02/15/23 (d)	18,035,000	15,555,224
Zero Coupon, 05/15/23	57,400,000	49,089,628
Zero Coupon, 08/15/23	2,765,000	2,347,679
Zero Coupon, 11/15/23	1,500,000	1,264,694
Zero Coupon, 02/15/24	4,900,000	4,098,698
Zero Coupon, 11/15/24	1,500,000	1,230,380
Zero Coupon, 05/15/25	1,500,000	1,213,149
Zero Coupon, 08/15/27 (d)	400,000	302,178
Zero Coupon, 11/15/27	570,000	426,985
Zero Coupon, 05/15/28	30,000	22,099
Zero Coupon, 08/15/28	1,750,000	1,279,994
Zero Coupon, 08/15/29 (d)	800,000	567,812
Zero Coupon, 11/15/29	1,000,000	703,580
Zero Coupon, 02/15/30	8,300,000	5,791,358
Zero Coupon, 05/15/30 (d)	700,000	485,458
Zero Coupon, 08/15/30	3,925,000	2,702,881
Zero Coupon, 11/15/30 (d)	4,400,000	3,006,850
Zero Coupon, 02/15/31 (d)	2,800,000	1,909,407
Zero Coupon, 05/15/31 (d)	10,500,000	7,067,119

MIST-101

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Coupon Strips
Zero Coupon, 08/15/31	2,800,000	$1,872,536
Zero Coupon, 11/15/31	3,000,000	1,991,916
Zero Coupon, 02/15/32	9,900,000	6,522,496
Zero Coupon, 05/15/32	12,800,000	8,372,109
Zero Coupon, 08/15/32	1,900,000	1,233,444
Zero Coupon, 08/15/33	400,000	252,424
Zero Coupon, 11/15/33	9,000,000	5,654,007
Zero Coupon, 05/15/35 (d)	4,000,000	2,407,108
U.S. Treasury Inflation Indexed Bonds
1.750%, 01/15/28 (e)	557,870	652,926
U.S. Treasury Inflation Indexed Notes
0.125%, 01/15/22 (e)	1,549,095	1,561,802
U.S. Treasury Notes
0.375%, 04/30/16	13,000,000	13,007,111
0.750%, 12/31/17	10,000,000	9,981,250
0.750%, 02/28/18 (d)	13,000,000	12,957,347
0.875%, 11/30/16	20,000,000	20,135,940
0.875%, 01/31/18 (d)	15,000,000	15,012,885
1.000%, 06/30/19	1,000,000	989,844
1.000%, 08/31/19	22,000,000	21,723,284
1.250%, 10/31/18	3,000,000	3,016,173
1.250%, 01/31/20	3,000,000	2,984,532
1.250%, 02/29/20	11,000,000	10,939,841
1.375%, 11/30/18	8,000,000	8,077,504
1.500%, 08/31/18	28,000,000	28,430,948
1.750%, 05/15/22 (d)	2,500,000	2,506,835
2.000%, 11/30/20	28,000,000	28,726,264
2.000%, 10/31/21	3,700,000	3,776,312
2.125%, 08/31/20	38,500,000	39,808,384
2.125%, 01/31/21	2,000,000	2,063,594
2.125%, 08/15/21	41,000,000	42,201,177
2.500%, 04/30/15	6,000,000	6,011,250
2.625%, 01/31/18	14,000,000	14,695,632
2.625%, 08/15/20	13,000,000	13,775,944
2.625%, 11/15/20	19,500,000	20,659,333
2.750%, 02/15/19	1,500,000	1,589,413
3.125%, 04/30/17 (d)	8,555,000	9,002,136
3.125%, 05/15/21	27,000,000	29,394,144
3.250%, 05/31/16	8,000,000	8,270,624
3.500%, 02/15/18	20,000,000	21,501,560
3.625%, 02/15/21	44,000,000	49,115,000
4.500%, 02/15/16	23,000,000	23,848,125
5.125%, 05/15/16	40,000,000	42,137,520

		856,601,698

Total U.S. Treasury & Government Agencies (Cost $2,004,191,486)		2,040,208,420

Corporate Bonds & Notes—19.8%

Aerospace/Defense—0.2%
Airbus Group Financial B.V.
2.700%, 04/17/23 (144A)	249,000	250,088
BAE Systems Holdings, Inc.
4.750%, 10/07/44 (144A)	338,000	370,591

Aerospace/Defense—(Continued)
BAE Systems plc
4.750%, 10/11/21 (144A)	1,000,000	1,112,678
Northrop Grumman Corp.
1.750%, 06/01/18	418,000	419,228
3.850%, 04/15/45	182,000	179,158
Northrop Grumman Systems Corp.
7.750%, 02/15/31	350,000	495,669
Raytheon Co.
3.150%, 12/15/24	361,000	374,785
United Technologies Corp.
7.500%, 09/15/29	1,568,000	2,292,436

		5,494,633

Agriculture—0.1%
Bunge N.A. Finance L.P.
5.900%, 04/01/17	247,000	266,860
Bunge, Ltd. Finance Corp.
8.500%, 06/15/19	1,084,000	1,335,752
Cargill, Inc.
7.350%, 03/06/19 (144A)	1,055,000	1,265,237

		2,867,849

Airlines—0.1%
Air Canada Pass-Through Trust
4.125%, 05/15/25 (144A)	369,495	388,893
American Airlines Pass-Through Trust
4.950%, 01/15/23	1,182,349	1,294,672
United Airlines Pass-Through Trust
4.300%, 08/15/25	521,665	556,878

		2,240,443

Auto Manufacturers—0.6%
American Honda Finance Corp.
1.600%, 02/16/18 (144A)	700,000	705,703
2.125%, 02/28/17 (144A)	1,300,000	1,329,552
2.250%, 08/15/19	1,027,000	1,044,471
Daimler Finance North America LLC
1.875%, 01/11/18 (144A)	328,000	331,771
2.250%, 07/31/19 (144A)	2,300,000	2,326,418
2.375%, 08/01/18 (144A) (d)	378,000	387,630
2.875%, 03/10/21 (144A)	500,000	516,242
Ford Motor Credit Co. LLC
1.500%, 01/17/17	678,000	679,433
1.506%, 05/09/16 (a)	840,000	845,930
1.684%, 09/08/17	630,000	629,103
2.145%, 01/09/18	309,000	312,530
2.375%, 03/12/19 (d)	1,969,000	1,991,874
2.597%, 11/04/19	950,000	962,525
3.000%, 06/12/17	400,000	412,232
4.250%, 02/03/17	1,200,000	1,260,077
4.375%, 08/06/23	900,000	972,391
Nissan Motor Acceptance Corp.
1.800%, 03/15/18 (144A)	789,000	792,848
2.650%, 09/26/18 (144A)	300,000	309,018

MIST-102

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Auto Manufacturers—(Continued)
PACCAR Financial Corp.
0.800%, 02/08/16	117,000	$117,445
Toyota Motor Credit Corp.
1.375%, 01/10/18 (d)	700,000	702,387
1.450%, 01/12/18	206,000	207,319
1.750%, 05/22/17	500,000	507,793
2.100%, 01/17/19	1,046,000	1,064,110

		18,408,802

Auto Parts & Equipment—0.1%
Johnson Controls, Inc.
3.625%, 07/02/24	277,000	287,026
4.950%, 07/02/64	737,000	790,190
5.000%, 03/30/20	635,000	709,426

		1,786,642

Banks—5.3%
ABN AMRO Bank NV
2.500%, 10/30/18 (144A)	1,160,000	1,184,692
American Express Bank FSB
6.000%, 09/13/17	1,800,000	1,995,149
American Express Centurion Bank
5.950%, 06/12/17	250,000	275,322
ANZ New Zealand International, Ltd.
2.600%, 09/23/19 (144A)	1,300,000	1,327,515
Australia & New Zealand Banking Group, Ltd.
1.500%, 01/16/18 (d)	650,000	651,340
Bank of America Corp.
2.000%, 01/11/18	2,450,000	2,468,495
2.600%, 01/15/19	1,710,000	1,740,424
2.650%, 04/01/19	1,300,000	1,324,614
3.300%, 01/11/23	971,000	983,661
3.875%, 03/22/17	290,000	303,495
4.000%, 01/22/25	654,000	659,293
4.125%, 01/22/24	1,780,000	1,906,088
4.250%, 10/22/26	520,000	536,818
5.625%, 07/01/20	2,320,000	2,674,670
5.700%, 01/24/22	950,000	1,110,777
5.875%, 01/05/21	2,500,000	2,922,037
6.000%, 09/01/17	360,000	396,027
6.050%, 05/16/16	2,494,000	2,618,022
6.400%, 08/28/17	1,276,000	1,414,225
6.500%, 07/15/18	997,000	1,133,612
Bank of Montreal
2.375%, 01/25/19	797,000	815,676
2.550%, 11/06/22 (d)	500,000	497,287
Bank of New York Mellon Corp. (The)
2.100%, 01/15/19	1,052,000	1,064,885
2.200%, 05/15/19	354,000	359,671
3.250%, 09/11/24	1,200,000	1,240,218
4.150%, 02/01/21	670,000	739,819
5.450%, 05/15/19	278,000	316,656
Bank of Nova Scotia (The)
2.550%, 01/12/17	300,000	308,019
2.800%, 07/21/21	500,000	510,769

Banks—(Continued)
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
2.700%, 09/09/18 (144A)	2,000,000	2,055,080
4.100%, 09/09/23 (144A)	1,114,000	1,208,474
Banque Federative du Credit Mutuel S.A.
1.700%, 01/20/17 (144A)	1,600,000	1,611,438
Barclays Bank plc
2.250%, 05/10/17 (144A) (d)	1,000,000	1,024,156
3.750%, 05/15/24	324,000	341,140
5.125%, 01/08/20	1,080,000	1,227,522
Barclays plc
3.650%, 03/16/25	254,000	254,775
BB&T Corp.
2.050%, 06/19/18	833,000	844,477
2.150%, 03/22/17	485,000	493,830
2.450%, 01/15/20	1,050,000	1,068,119
6.850%, 04/30/19	525,000	623,787
BNZ International Funding, Ltd.
2.350%, 03/04/19 (144A)	842,000	850,972
BPCE S.A.
1.625%, 01/26/18 (d)	1,200,000	1,198,363
Canadian Imperial Bank of Commerce
1.550%, 01/23/18	330,000	331,368
Capital One Financial Corp.
2.450%, 04/24/19	176,000	178,093
4.750%, 07/15/21	907,000	1,016,958
5.250%, 02/21/17	170,000	182,208
Capital One N.A.
1.500%, 03/22/18	500,000	496,997
Citigroup, Inc.
1.850%, 11/24/17	776,000	781,453
2.500%, 09/26/18	441,000	449,644
2.500%, 07/29/19	450,000	456,416
2.550%, 04/08/19	1,350,000	1,376,260
3.375%, 03/01/23	231,000	236,736
3.500%, 05/15/23	1,100,000	1,096,954
3.750%, 06/16/24 (d)	629,000	657,407
4.300%, 11/20/26	1,500,000	1,551,436
5.375%, 08/09/20	86,000	98,396
5.500%, 09/13/25	692,000	784,307
8.500%, 05/22/19	4,138,000	5,153,378
Comerica, Inc.
3.800%, 07/22/26	1,116,000	1,135,560
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.375%, 01/19/17	1,230,000	1,281,910
3.875%, 02/08/22	700,000	753,331
3.950%, 11/09/22	872,000	902,696
Credit Suisse
1.750%, 01/29/18	279,000	279,848
2.300%, 05/28/19	250,000	252,550
3.000%, 10/29/21 (d)	379,000	386,296
3.625%, 09/09/24	250,000	258,392
4.375%, 08/05/20	1,000,000	1,109,248
5.300%, 08/13/19	300,000	338,902
Credit Suisse Group Funding Guernsey, Ltd.
3.750%, 03/26/25 (144A)	250,000	252,924

MIST-103

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Deutsche Bank AG
2.500%, 02/13/19	900,000	$913,556
3.700%, 05/30/24	667,000	683,698
6.000%, 09/01/17	200,000	220,413
Discover Bank
3.200%, 08/09/21	1,650,000	1,666,843
4.200%, 08/08/23	493,000	521,439
Fifth Third Bancorp
8.250%, 03/01/38	500,000	750,257
Fifth Third Bank
1.450%, 02/28/18	500,000	498,535
2.375%, 04/25/19	650,000	659,463
Goldman Sachs Group, Inc. (The)
1.600%, 11/23/15	420,000	422,443
2.600%, 04/23/20 (d)	714,000	721,596
2.625%, 01/31/19	764,000	780,553
3.500%, 01/23/25	392,000	398,881
3.625%, 01/22/23	1,300,000	1,344,685
3.850%, 07/08/24	1,447,000	1,514,390
4.000%, 03/03/24	412,000	435,423
5.375%, 03/15/20	1,650,000	1,872,347
5.750%, 01/24/22	1,000,000	1,167,358
5.950%, 01/18/18	1,425,000	1,586,699
5.950%, 01/15/27	1,000,000	1,171,940
6.150%, 04/01/18	1,475,000	1,658,255
7.500%, 02/15/19	3,000,000	3,580,443
HSBC Bank plc
1.500%, 05/15/18 (144A) (d)	1,821,000	1,820,232
3.500%, 06/28/15 (144A)	1,550,000	1,561,253
4.125%, 08/12/20 (144A)	2,002,000	2,182,594
4.750%, 01/19/21 (144A)	1,600,000	1,797,184
HSBC USA, Inc.
1.625%, 01/16/18	500,000	500,013
2.350%, 03/05/20	538,000	540,691
Industrial & Commercial Bank of China, Ltd.
2.351%, 11/13/17	626,000	630,308
ING Bank NV
1.375%, 03/07/16 (144A)	500,000	502,485
3.750%, 03/07/17 (144A)	1,000,000	1,045,528
KeyCorp
5.100%, 03/24/21	896,000	1,017,636
Macquarie Bank, Ltd.
2.000%, 08/15/16 (144A)	1,008,000	1,019,757
2.600%, 06/24/19 (144A)	699,000	708,896
5.000%, 02/22/17 (144A)	1,500,000	1,597,428
Manufacturers & Traders Trust Co.
6.625%, 12/04/17	970,000	1,096,363
Mizuho Bank, Ltd.
1.800%, 03/26/18 (144A)	484,000	485,063
3.600%, 09/25/24 (144A)	1,350,000	1,408,487
Morgan Stanley
1.750%, 02/25/16	107,000	107,698
1.875%, 01/05/18	517,000	520,537
2.375%, 07/23/19 (d)	700,000	705,223
3.700%, 10/23/24	500,000	521,291
5.000%, 11/24/25	1,269,000	1,401,807

Banks—(Continued)
Morgan Stanley
5.500%, 01/26/20	2,930,000	3,329,924
5.625%, 09/23/19	3,030,000	3,448,964
5.750%, 10/18/16	2,757,000	2,941,512
5.750%, 01/25/21	2,500,000	2,918,332
National Australia Bank, Ltd.
2.400%, 12/09/19 (144A)	1,000,000	1,017,495
Nordea Bank AB
1.625%, 05/15/18 (144A)	1,400,000	1,400,890
4.875%, 01/27/20 (144A)	1,000,000	1,127,744
Northern Trust Corp.
3.375%, 08/23/21 (d)	887,000	951,004
PNC Funding Corp.
5.125%, 02/08/20	800,000	914,163
6.700%, 06/10/19	1,300,000	1,546,360
Royal Bank of Canada
1.200%, 09/19/17	1,000,000	1,000,503
1.875%, 02/05/20	2,000,000	2,003,736
2.000%, 10/01/18	2,092,000	2,140,162
2.200%, 07/27/18	705,000	719,859
2.300%, 07/20/16	275,000	280,401
Skandinaviska Enskilda Banken AB
1.750%, 03/19/18 (144A)	402,000	403,391
Stadshypotek AB
1.875%, 10/02/19 (144A)	1,500,000	1,510,217
Standard Chartered Bank
6.400%, 09/26/17 (144A)	1,100,000	1,211,678
Standard Chartered plc
5.200%, 01/26/24 (144A) (d)	1,000,000	1,084,794
State Street Corp.
3.100%, 05/15/23	407,000	411,683
3.700%, 11/20/23	1,608,000	1,728,454
SunTrust Bank
2.750%, 05/01/23	2,000,000	1,987,190
SunTrust Banks, Inc.
3.500%, 01/20/17	310,000	322,718
Toronto-Dominion Bank (The)
1.400%, 04/30/18	1,450,000	1,450,483
2.250%, 11/05/19	255,000	259,101
2.500%, 07/14/16	300,000	306,847
U.S. Bancorp
2.200%, 04/25/19	1,540,000	1,567,315
4.125%, 05/24/21	635,000	703,541
U.S. Bank N.A.
1.350%, 01/26/18	1,350,000	1,355,269
2.125%, 10/28/19	350,000	354,544
UBS AG
5.750%, 04/25/18	917,000	1,025,745
5.875%, 12/20/17	900,000	999,059
Wachovia Corp.
5.750%, 02/01/18	2,800,000	3,131,061
Wells Fargo & Co.
2.150%, 01/15/19	179,000	181,788
3.000%, 01/22/21	1,900,000	1,965,191
3.300%, 09/09/24	770,000	795,280
4.100%, 06/03/26	1,291,000	1,362,093

MIST-104

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Wells Fargo & Co.
4.600%, 04/01/21	4,470,000	$5,017,477
4.650%, 11/04/44	595,000	638,155
5.375%, 11/02/43	1,005,000	1,183,867
Wells Fargo Bank N.A.
6.000%, 11/15/17	2,491,000	2,783,167
Westpac Banking Corp.
1.375%, 05/30/18 (144A) (d)	2,000,000	1,996,018

		173,297,943

Beverages—0.2%
Anheuser-Busch InBev Finance, Inc.
3.700%, 02/01/24 (d)	1,000,000	1,058,697
Anheuser-Busch InBev Worldwide, Inc.
2.500%, 07/15/22	950,000	937,245
7.750%, 01/15/19	310,000	375,158
Beam Suntory, Inc.
3.250%, 05/15/22	760,000	762,829
Coca-Cola Co. (The)
1.150%, 04/01/18	182,000	181,980
Heineken NV
3.400%, 04/01/22 (144A)	1,339,000	1,393,176
PepsiCo, Inc.
0.471%, 02/26/16 (a)	182,000	182,206
SABMiller Holdings, Inc.
3.750%, 01/15/22 (144A)	1,700,000	1,788,330

		6,679,621

Biotechnology—0.2%
Amgen, Inc.
3.625%, 05/22/24	873,000	918,088
4.500%, 03/15/20	100,000	110,442
5.700%, 02/01/19	100,000	114,356
6.375%, 06/01/37	2,116,000	2,736,069
Celgene Corp.
3.250%, 08/15/22	490,000	500,978
3.625%, 05/15/24	455,000	472,872
3.950%, 10/15/20	500,000	539,560
Gilead Sciences, Inc.
3.500%, 02/01/25 (d)	115,000	121,271
3.700%, 04/01/24	600,000	640,682
4.400%, 12/01/21	630,000	704,163

		6,858,481

Building Materials—0.0%
CRH America, Inc.
6.000%, 09/30/16	404,000	430,875

Chemicals—0.4%
Agrium, Inc.
3.375%, 03/15/25	87,000	87,003
4.125%, 03/15/35	120,000	118,974
5.250%, 01/15/45	712,000	802,272

Chemicals—(Continued)
CF Industries, Inc.
7.125%, 05/01/20	1,000,000	1,204,942
Dow Chemical Co. (The)
4.250%, 11/15/20	212,000	232,557
7.375%, 11/01/29	1,000,000	1,356,632
8.850%, 09/15/21	640,000	862,919
Ecolab, Inc.
2.250%, 01/12/20	297,000	298,857
4.350%, 12/08/21	700,000	771,337
EI du Pont de Nemours & Co.
4.150%, 02/15/43	107,000	109,889
Monsanto Co.
2.750%, 07/15/21	647,000	662,164
3.375%, 07/15/24	500,000	519,778
4.200%, 07/15/34	159,000	170,391
4.700%, 07/15/64	133,000	144,728
Mosaic Co. (The)
3.750%, 11/15/21	1,520,000	1,605,970
4.250%, 11/15/23	460,000	490,575
5.450%, 11/15/33	1,163,000	1,344,716
Potash Corp. of Saskatchewan, Inc.
3.000%, 04/01/25	440,000	440,588
3.250%, 12/01/17	100,000	104,756
Praxair, Inc.
1.250%, 11/07/18	900,000	892,900
2.650%, 02/05/25	261,000	258,111
Rohm & Haas Co.
6.000%, 09/15/17	68,000	75,232
7.850%, 07/15/29	418,000	594,016

		13,149,307

Commercial Services—0.1%
ADT Corp. (The)
4.125%, 06/15/23 (d)	625,000	584,375
4.875%, 07/15/42	420,000	336,000
ERAC USA Finance LLC
3.850%, 11/15/24 (144A)	925,000	963,464
4.500%, 08/16/21 (144A)	1,740,000	1,911,707
7.000%, 10/15/37 (144A)	500,000	674,232

		4,469,778

Computers—0.4%
Apple, Inc.
0.503%, 05/03/18 (a)	1,100,000	1,103,018
2.150%, 02/09/22 (d)	540,000	533,010
2.400%, 05/03/23	1,679,000	1,658,384
2.850%, 05/06/21	1,569,000	1,634,785
3.450%, 02/09/45	625,000	593,274
EMC Corp.
3.375%, 06/01/23	2,449,000	2,545,701
Hewlett-Packard Co.
4.375%, 09/15/21	605,000	652,221
HP Enterprise Services LLC
7.450%, 10/15/29	700,000	886,535

MIST-105

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Computers—(Continued)
International Business Machines Corp.
1.625%, 05/15/20 (d)	3,420,000	$3,374,110
3.375%, 08/01/23	650,000	677,588
6.500%, 01/15/28	300,000	394,996

		14,053,622

Diversified Financial Services—1.4%
AIG Global Funding
1.650%, 12/15/17 (144A)	314,000	315,753
American Express Credit Corp.
2.125%, 07/27/18	231,000	235,500
2.125%, 03/18/19	700,000	709,015
2.250%, 08/15/19	1,000,000	1,014,489
Ameriprise Financial, Inc.
4.000%, 10/15/23	1,380,000	1,492,378
Blackstone Holdings Finance Co. LLC
6.625%, 08/15/19 (144A)	1,200,000	1,418,195
Capital One Bank USA N.A.
3.375%, 02/15/23	600,000	607,678
8.800%, 07/15/19	300,000	375,846
CDP Financial, Inc.
4.400%, 11/25/19 (144A)	600,000	667,756
CME Group, Inc.
3.000%, 03/15/25	440,000	444,468
General Electric Capital Corp.
1.500%, 07/12/16	1,050,000	1,061,183
2.200%, 01/09/20	430,000	434,745
3.100%, 01/09/23	1,000,000	1,029,983
4.375%, 09/16/20	3,700,000	4,107,392
5.400%, 02/15/17	2,000,000	2,164,340
5.500%, 01/08/20	2,150,000	2,489,489
5.625%, 09/15/17	1,000,000	1,105,794
5.625%, 05/01/18	1,250,000	1,403,549
6.000%, 08/07/19	2,350,000	2,745,223
6.750%, 03/15/32	1,800,000	2,489,668
Intercontinental Exchange, Inc.
2.500%, 10/15/18	931,000	959,964
4.000%, 10/15/23	716,000	773,744
Invesco Finance plc
4.000%, 01/30/24	500,000	533,303
Jefferies Group LLC
5.125%, 01/20/23	300,000	311,401
6.875%, 04/15/21	475,000	537,092
Legg Mason, Inc.
3.950%, 07/15/24	700,000	730,423
Macquarie Group, Ltd.
6.000%, 01/14/20 (144A)	1,572,000	1,796,931
MassMutual Global Funding II
2.100%, 08/02/18 (144A)	764,000	779,055
5.250%, 07/31/18 (144A)	880,000	973,101
Murray Street Investment Trust I
4.647%, 03/09/17	1,600,000	1,695,534
Private Export Funding Corp.
2.800%, 05/15/22	1,000,000	1,040,266
3.550%, 01/15/24	7,383,000	8,009,772

Diversified Financial Services—(Continued)
TD Ameritrade Holding Corp.
2.950%, 04/01/22	295,000	299,938

		44,752,968

Electric—1.5%
Alabama Power Co.
3.550%, 12/01/23	461,000	493,280
4.150%, 08/15/44	218,000	235,947
Arizona Public Service Co.
2.200%, 01/15/20	142,000	142,956
3.350%, 06/15/24	696,000	732,751
4.500%, 04/01/42	200,000	225,750
Baltimore Gas & Electric Co.
5.200%, 06/15/33	1,510,000	1,840,753
Berkshire Hathaway Energy Co.
1.100%, 05/15/17	460,000	459,965
2.400%, 02/01/20	364,000	369,271
3.500%, 02/01/25 (d)	542,000	564,425
3.750%, 11/15/23	1,736,000	1,850,493
4.500%, 02/01/45	333,000	362,515
CenterPoint Energy Houston Electric LLC
2.250%, 08/01/22	950,000	931,113
Cleveland Electric Illuminating Co. (The)
7.880%, 11/01/17	1,118,000	1,300,744
CMS Energy Corp.
8.750%, 06/15/19	885,000	1,119,008
Commonwealth Edison Co.
5.950%, 08/15/16	200,000	213,080
Consumers Energy Co.
4.350%, 08/31/64	191,000	208,051
5.650%, 04/15/20	200,000	233,127
DTE Electric Co.
3.900%, 06/01/21	1,000,000	1,097,570
5.700%, 10/01/37	300,000	392,780
DTE Energy Co.
3.500%, 06/01/24	449,000	466,503
3.850%, 12/01/23	225,000	240,117
Duke Energy Carolinas LLC
4.300%, 06/15/20	619,000	689,348
6.000%, 01/15/38	600,000	815,819
Duke Energy Ohio, Inc.
3.800%, 09/01/23	815,000	884,263
Duke Energy Progress, Inc.
4.100%, 03/15/43	200,000	216,476
4.150%, 12/01/44	306,000	334,246
4.375%, 03/30/44	247,000	280,382
5.300%, 01/15/19	200,000	226,263
5.700%, 04/01/35	360,000	455,854
Electricite de France S.A.
2.150%, 01/22/19 (144A)	704,000	713,204
6.000%, 01/22/14 (144A)	1,100,000	1,334,477
Entergy Arkansas, Inc.
3.050%, 06/01/23	765,000	781,687
Exelon Generation Co. LLC
2.950%, 01/15/20	300,000	305,061

MIST-106

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Florida Power & Light Co.
3.250%, 06/01/24	370,000	$391,661
5.625%, 04/01/34	1,250,000	1,619,582
Hydro-Quebec
8.050%, 07/07/24	1,100,000	1,563,081
9.400%, 02/01/21	845,000	1,155,386
Indiana Michigan Power Co.
3.200%, 03/15/23	330,000	338,882
Kansas City Power & Light Co.
3.150%, 03/15/23	604,000	609,108
5.300%, 10/01/41	315,000	371,278
MidAmerican Energy Co.
3.700%, 09/15/23 (d)	1,100,000	1,198,204
Nevada Power Co.
6.650%, 04/01/36	360,000	508,569
7.125%, 03/15/19	200,000	239,407
NextEra Energy Capital Holdings, Inc.
1.339%, 09/01/15	133,000	133,371
3.625%, 06/15/23	410,000	429,107
Niagara Mohawk Power Corp.
3.508%, 10/01/24 (144A)	305,000	320,431
Nisource Finance Corp.
4.800%, 02/15/44	162,000	182,123
6.125%, 03/01/22	1,875,000	2,251,791
Northern States Power Co.
6.500%, 03/01/28	628,000	830,808
Ohio Power Co.
5.375%, 10/01/21	305,000	359,905
6.600%, 02/15/33	258,000	343,867
Pacific Gas & Electric Co.
3.500%, 10/01/20	782,000	824,382
6.050%, 03/01/34	1,200,000	1,567,766
PacifiCorp
3.600%, 04/01/24	315,000	337,506
5.500%, 01/15/19	500,000	568,416
PPL Electric Utilities Corp.
2.500%, 09/01/22	300,000	298,912
4.125%, 06/15/44	208,000	229,285
PSEG Power LLC
4.300%, 11/15/23 (d)	201,000	216,274
5.320%, 09/15/16	568,000	602,222
5.500%, 12/01/15	1,070,000	1,102,252
Public Service Co. of Colorado
2.500%, 03/15/23	800,000	802,910
3.200%, 11/15/20	375,000	399,055
Public Service Co. of New Hampshire
3.500%, 11/01/23	272,000	289,633
Public Service Co. of Oklahoma
5.150%, 12/01/19	1,010,000	1,140,368
6.625%, 11/15/37	600,000	825,914
Public Service Electric & Gas Co.
3.800%, 01/01/43	700,000	730,288
Sierra Pacific Power Co.
3.375%, 08/15/23	556,000	586,090
South Carolina Electric & Gas Co.
4.500%, 06/01/64	173,000	186,862

Electric—(Continued)
Southern Co. (The)
2.150%, 09/01/19	855,000	859,800
State Grid Overseas Investment, Ltd.
1.750%, 05/22/18 (144A)	499,000	493,605
Virginia Electric & Power Co.
2.750%, 03/15/23	400,000	404,874
2.950%, 01/15/22	489,000	504,304
3.450%, 02/15/24	102,000	108,243
4.450%, 02/15/44	126,000	141,985
6.000%, 05/15/37	685,000	920,408
Wisconsin Electric Power Co.
1.700%, 06/15/18	840,000	845,897
4.250%, 12/15/19	618,000	677,436
Xcel Energy, Inc.
0.750%, 05/09/16	290,000	290,066

		49,318,593

Electronics—0.2%
Arrow Electronics, Inc.
3.000%, 03/01/18	49,000	50,272
6.000%, 04/01/20	536,000	610,897
6.875%, 06/01/18	300,000	337,851
7.500%, 01/15/27	1,100,000	1,353,006
Koninklijke Philips NV
3.750%, 03/15/22	1,680,000	1,757,418
Thermo Fisher Scientific, Inc.
1.300%, 02/01/17	551,000	551,303
4.150%, 02/01/24	1,030,000	1,112,098

		5,772,845

Engineering & Construction—0.0%
Fluor Corp.
3.375%, 09/15/21	550,000	574,272

Environmental Control—0.1%
Republic Services, Inc.
5.500%, 09/15/19 (d)	650,000	736,920
6.086%, 03/15/35	500,000	635,292
Waste Management, Inc.
3.125%, 03/01/25	257,000	259,476
3.900%, 03/01/35	88,000	90,193

		1,721,881

Food—0.2%
ConAgra Foods, Inc.
1.300%, 01/25/16	104,000	104,273
Kraft Foods Group, Inc.
6.125%, 08/23/18	700,000	794,804
6.875%, 01/26/39	600,000	798,470
Kroger Co. (The)
4.000%, 02/01/24	229,000	246,743
7.500%, 04/01/31	1,140,000	1,554,059
8.000%, 09/15/29	610,000	859,133
Mondelez International, Inc.
4.000%, 02/01/24 (d)	1,800,000	1,949,386

MIST-107

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Food—(Continued)
Sysco Corp.
3.000%, 10/02/21	203,000	$209,605
Tyson Foods, Inc.
3.950%, 08/15/24	1,456,000	1,538,241

		8,054,714

Gas—0.3%
AGL Capital Corp.
3.500%, 09/15/21	1,000,000	1,060,023
4.400%, 06/01/43	375,000	406,649
6.000%, 10/01/34	1,000,000	1,306,091
Atmos Energy Corp.
4.125%, 10/15/44	450,000	480,947
4.150%, 01/15/43	460,000	490,873
8.500%, 03/15/19	200,000	248,435
CenterPoint Energy Resources Corp.
4.500%, 01/15/21	429,000	478,889
CenterPoint Energy, Inc.
6.500%, 05/01/18	706,000	803,310
Sempra Energy
2.875%, 10/01/22	1,625,000	1,624,537
3.550%, 06/15/24	709,000	742,472
4.050%, 12/01/23	1,054,000	1,142,479

		8,784,705

Healthcare-Products—0.1%
Baxter International, Inc.
1.850%, 06/15/18	431,000	433,883
Becton Dickinson and Co.
2.675%, 12/15/19	145,000	148,105
3.734%, 12/15/24	184,000	192,575
Medtronic, Inc.
3.150%, 03/15/22 (144A)	775,000	804,732
4.375%, 03/15/35 (144A)	956,000	1,039,596

		2,618,891

Healthcare-Services—0.2%
Aetna, Inc.
6.625%, 06/15/36	297,000	401,036
Anthem, Inc.
2.300%, 07/15/18	751,000	761,950
3.500%, 08/15/24	1,035,000	1,061,076
4.650%, 08/15/44	324,000	356,699
5.950%, 12/15/34	272,000	344,090
Laboratory Corp. of America Holdings
3.200%, 02/01/22	682,000	690,429
Quest Diagnostics, Inc.
4.750%, 01/30/20 (d)	400,000	438,431
Roche Holdings, Inc.
3.350%, 09/30/24 (144A)	660,000	692,153
UnitedHealth Group, Inc.
2.875%, 03/15/23	250,000	256,092
5.800%, 03/15/36	375,000	483,376

		5,485,332

Holding Companies-Diversified—0.0%
Hutchison Whampoa International, Ltd.
4.625%, 01/13/22 (144A)	1,100,000	1,210,906

Household Products/Wares—0.0%
Kimberly-Clark Corp.
2.400%, 06/01/23	600,000	592,129

Insurance—0.9%
ACE INA Holdings, Inc.
2.700%, 03/13/23	400,000	399,450
3.150%, 03/15/25	131,000	133,932
3.350%, 05/15/24	435,000	453,781
AIG SunAmerica Global Financing X
6.900%, 03/15/32 (144A)	1,000,000	1,409,758
Allstate Corp. (The)
3.150%, 06/15/23	407,000	420,393
American International Group, Inc.
3.875%, 01/15/35	259,000	260,296
4.125%, 02/15/24	622,000	673,331
4.875%, 06/01/22	246,000	279,568
5.850%, 01/16/18	600,000	670,283
6.400%, 12/15/20	500,000	605,658
Aon plc
3.500%, 06/14/24	935,000	961,846
Berkshire Hathaway Finance Corp.
3.000%, 05/15/22	1,000,000	1,040,030
4.300%, 05/15/43	831,000	907,161
Berkshire Hathaway, Inc.
3.400%, 01/31/22	1,627,000	1,741,912
CNA Financial Corp.
6.950%, 01/15/18	550,000	621,168
7.350%, 11/15/19	500,000	601,448
Liberty Mutual Group, Inc.
5.000%, 06/01/21 (144A)	700,000	775,535
Liberty Mutual Insurance Co.
7.875%, 10/15/26 (144A)	500,000	637,996
8.500%, 05/15/25 (144A)	300,000	387,545
Lincoln National Corp.
6.250%, 02/15/20	800,000	942,560
8.750%, 07/01/19	350,000	440,400
Marsh & McLennan Cos., Inc.
2.350%, 03/06/20	453,000	455,562
3.500%, 03/10/25	621,000	637,489
Massachusetts Mutual Life Insurance Co.
5.625%, 05/15/33 (144A)	720,000	896,154
7.625%, 11/15/23 (144A)	550,000	713,574
Nationwide Mutual Insurance Co.
8.250%, 12/01/31 (144A)	1,000,000	1,444,891
New York Life Global Funding
0.800%, 02/12/16 (144A)	600,000	601,230
1.125%, 03/01/17 (144A)	317,000	318,233
1.650%, 05/15/17 (144A)	956,000	969,378
2.150%, 06/18/19 (144A)	746,000	753,462
Pacific Life Insurance Co.
9.250%, 06/15/39 (144A)	650,000	1,036,617

MIST-108

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
Pricoa Global Funding I
1.600%, 05/29/18 (144A)	1,678,000	$1,679,336
Principal Financial Group, Inc.
8.875%, 05/15/19	690,000	868,327
Principal Life Global Funding II
2.250%, 10/15/18 (144A)	2,151,000	2,196,825
Prudential Insurance Co. of America (The)
8.300%, 07/01/25 (144A)	2,150,000	2,948,676
XLIT, Ltd.
6.375%, 11/15/24	921,000	1,134,657

		31,018,462

Internet—0.1%
Amazon.com, Inc.
3.300%, 12/05/21	1,020,000	1,060,833
4.800%, 12/05/34	815,000	893,788
eBay, Inc.
2.600%, 07/15/22	1,540,000	1,471,781
2.875%, 08/01/21 (d)	450,000	451,490
4.000%, 07/15/42	700,000	606,825

		4,484,717

Iron/Steel—0.0%
Nucor Corp.
4.000%, 08/01/23	1,049,000	1,100,702

Machinery-Construction & Mining—0.1%
Caterpillar Financial Services Corp.
1.300%, 03/01/18	500,000	500,086
2.750%, 08/20/21	360,000	370,057
3.250%, 12/01/24	393,000	406,874
3.750%, 11/24/23	769,000	829,611
7.150%, 02/15/19	1,000,000	1,199,655

		3,306,283

Machinery-Diversified—0.1%
Deere & Co.
8.100%, 05/15/30	600,000	920,834
John Deere Capital Corp.
1.050%, 10/11/16	663,000	666,510
1.125%, 06/12/17	700,000	702,362
1.300%, 03/12/18 (d)	400,000	401,336

		2,691,042

Media—1.0%
21st Century Fox America, Inc.
3.000%, 09/15/22	700,000	708,434
6.550%, 03/15/33	370,000	490,626
6.900%, 03/01/19	900,000	1,065,014
CBS Corp.
3.375%, 03/01/22 (d)	515,000	523,948
3.700%, 08/15/24	359,000	369,669
4.900%, 08/15/44	135,000	143,029
5.500%, 05/15/33	255,000	284,040
5.900%, 10/15/40	125,000	148,661

Media—(Continued)
Comcast Corp.
3.125%, 07/15/22	1,600,000	1,657,549
4.200%, 08/15/34	556,000	602,334
4.250%, 01/15/33	1,880,000	2,016,687
5.700%, 07/01/19	1,000,000	1,156,856
COX Communications, Inc.
2.950%, 06/30/23 (144A)	690,000	679,587
3.250%, 12/15/22 (144A)	1,010,000	1,024,475
4.800%, 02/01/35 (144A)	1,100,000	1,156,936
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
3.800%, 03/15/22	1,782,000	1,847,020
3.950%, 01/15/25	213,000	219,449
5.000%, 03/01/21	850,000	946,092
6.350%, 03/15/40	530,000	627,226
6.375%, 03/01/41	300,000	353,264
Discovery Communications LLC
3.300%, 05/15/22	625,000	628,567
4.375%, 06/15/21	1,240,000	1,337,431
Historic TW, Inc.
6.625%, 05/15/29	300,000	387,316
NBCUniversal Media LLC
4.375%, 04/01/21	1,000,000	1,114,131
Sky plc
3.750%, 09/16/24 (144A)	431,000	445,587
TCI Communications, Inc.
7.125%, 02/15/28	801,000	1,101,628
Thomson Reuters Corp.
3.950%, 09/30/21	2,252,000	2,403,803
5.850%, 04/15/40	100,000	121,202
Time Warner Cable, Inc.
8.250%, 04/01/19	1,300,000	1,590,082
Time Warner, Inc.
3.550%, 06/01/24 (d)	3,050,000	3,158,751
4.000%, 01/15/22	1,570,000	1,681,947
4.050%, 12/15/23	450,000	481,657
4.750%, 03/29/21	300,000	334,951
7.625%, 04/15/31	826,000	1,154,929
Viacom, Inc.
3.250%, 03/15/23	222,000	219,099
3.875%, 12/15/21	380,000	397,620
4.250%, 09/01/23	420,000	443,728
6.875%, 04/30/36	348,000	430,372
Walt Disney Co. (The)
1.850%, 05/30/19	750,000	757,139

		34,210,836

Mining—0.3%
BHP Billiton Finance USA, Ltd.
2.050%, 09/30/18	437,000	446,118
2.875%, 02/24/22	200,000	203,073
3.850%, 09/30/23 (d)	1,000,000	1,068,330
5.000%, 09/30/43	414,000	474,114

MIST-109

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Mining—(Continued)
Freeport-McMoRan, Inc.
3.550%, 03/01/22	650,000	$601,659
4.550%, 11/14/24 (d)	1,043,000	1,002,169
5.400%, 11/14/34	29,000	26,514
5.450%, 03/15/43	37,000	33,163
Placer Dome, Inc.
6.450%, 10/15/35	700,000	751,461
Rio Tinto Finance USA plc
3.500%, 03/22/22	1,800,000	1,859,670
Teck Resources, Ltd.
3.750%, 02/01/23 (d)	257,000	240,696
4.500%, 01/15/21	680,000	693,061
4.750%, 01/15/22 (d)	1,383,000	1,392,527

		8,792,555

Miscellaneous Manufacturing—0.2%
Eaton Corp.
6.950%, 03/20/19	282,000	334,677
General Electric Co.
3.375%, 03/11/24	393,000	415,707
Illinois Tool Works, Inc.
1.950%, 03/01/19	252,000	255,115
Ingersoll-Rand Global Holding Co., Ltd.
2.875%, 01/15/19	400,000	410,292
Ingersoll-Rand Luxembourg Finance S.A.
2.625%, 05/01/20	320,000	323,201
Parker-Hannifin Corp.
3.300%, 11/21/24	143,000	150,129
4.450%, 11/21/44	333,000	372,284
Siemens Financieringsmaatschappij NV
5.750%, 10/17/16 (144A)	820,000	881,761
6.125%, 08/17/26 (144A)	800,000	1,019,738
Tyco International Finance S.A.
8.500%, 01/15/19	734,000	892,483
Tyco International Finance S.A. / Tyco Fire & Security Finance SCA
7.000%, 12/15/19	160,000	190,478

		5,245,865

Multi-National—0.0%
African Development Bank
8.800%, 09/01/19	1,275,000	1,606,486

Office/Business Equipment—0.0%
Xerox Corp.
6.750%, 02/01/17	800,000	874,945

Oil & Gas—1.6%
Anadarko Finance Co.
7.500%, 05/01/31	805,000	1,067,725
Anadarko Holding Co.
7.150%, 05/15/28	949,000	1,227,911
Anadarko Petroleum Corp.
8.700%, 03/15/19	1,600,000	1,955,962

Oil & Gas—(Continued)
Apache Corp.
3.625%, 02/01/21	870,000	913,737
5.100%, 09/01/40	650,000	696,000
BP Capital Markets plc
1.375%, 11/06/17	500,000	499,765
1.375%, 05/10/18	518,000	515,677
2.241%, 09/26/18	1,020,000	1,036,853
3.245%, 05/06/22	800,000	823,797
3.535%, 11/04/24	300,000	305,516
3.814%, 02/10/24 (d)	650,000	674,706
4.500%, 10/01/20	675,000	748,737
Canadian Natural Resources, Ltd.
1.750%, 01/15/18	500,000	497,524
3.900%, 02/01/25 (d)	512,000	516,922
6.250%, 03/15/38	200,000	234,242
Cenovus Energy, Inc.
3.000%, 08/15/22	660,000	625,174
6.750%, 11/15/39	600,000	717,084
Chevron Corp.
2.355%, 12/05/22	690,000	681,661
3.191%, 06/24/23	425,000	442,680
CNOOC Finance 2013, Ltd.
1.125%, 05/09/16	400,000	399,507
3.000%, 05/09/23	848,000	828,324
ConocoPhillips Holding Co.
6.950%, 04/15/29	700,000	956,526
Devon Energy Corp.
4.000%, 07/15/21 (d)	300,000	319,994
Devon Financing Corp. LLC
7.875%, 09/30/31	886,000	1,207,655
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43 (d)	779,000	651,702
Ecopetrol S.A.
4.125%, 01/16/25	433,000	414,546
Ensco plc
4.700%, 03/15/21 (d)	450,000	454,828
5.200%, 03/15/25	228,000	228,355
5.750%, 10/01/44	185,000	179,176
EOG Resources, Inc.
4.100%, 02/01/21	880,000	949,883
Exxon Mobil Corp.
2.397%, 03/06/22	945,000	952,431
Korea National Oil Corp.
3.125%, 04/03/17 (144A)	426,000	438,439
Marathon Oil Corp.
2.800%, 11/01/22	900,000	876,595
6.600%, 10/01/37	200,000	241,282
Marathon Petroleum Corp.
3.625%, 09/15/24	371,000	375,228
Nabors Industries, Inc.
4.625%, 09/15/21	1,670,000	1,607,188
5.000%, 09/15/20	605,000	602,513
Noble Energy, Inc.
4.150%, 12/15/21	500,000	529,572
5.050%, 11/15/44	360,000	377,741

MIST-110

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Noble Holding International, Ltd.
4.000%, 03/16/18	48,000	$48,266
5.250%, 03/15/42 (d)	600,000	460,576
6.050%, 03/01/41	200,000	170,707
Occidental Petroleum Corp.
4.100%, 02/01/21	1,120,000	1,228,217
Petro-Canada
5.950%, 05/15/35	210,000	251,300
9.250%, 10/15/21	243,000	327,730
Petrobras Global Finance B.V.
3.250%, 03/17/17	1,000,000	922,500
4.375%, 05/20/23	873,000	746,502
5.375%, 01/27/21 (d)	1,000,000	907,150
6.250%, 03/17/24 (d)	1,532,000	1,444,370
6.750%, 01/27/41	150,000	132,804
7.875%, 03/15/19 (d)	500,000	508,980
Petroleos Mexicanos
4.250%, 01/15/25 (144A)	326,000	330,417
4.500%, 01/23/26 (144A)	1,169,000	1,191,211
4.875%, 01/18/24	317,000	335,545
5.625%, 01/23/46 (144A)	738,000	749,070
6.375%, 01/23/45	918,000	1,026,324
Shell International Finance B.V.
3.400%, 08/12/23	420,000	444,280
4.300%, 09/22/19	800,000	887,372
6.375%, 12/15/38	600,000	830,738
Sinopec Group Overseas Development 2013, Ltd.
4.375%, 10/17/23 (144A)	1,246,000	1,348,801
Statoil ASA
1.150%, 05/15/18 (d)	389,000	386,947
2.650%, 01/15/24	393,000	386,020
2.900%, 11/08/20	196,000	205,329
3.250%, 11/10/24	399,000	410,980
6.700%, 01/15/18	180,000	204,245
7.250%, 09/23/27	1,040,000	1,446,703
Suncor Energy, Inc.
3.600%, 12/01/24	678,000	691,613
5.950%, 12/01/34	268,000	319,953
6.100%, 06/01/18	1,070,000	1,205,329
Talisman Energy, Inc.
7.750%, 06/01/19	800,000	923,150
Tosco Corp.
7.800%, 01/01/27	700,000	971,228
Total Capital Canada, Ltd.
0.633%, 01/15/16 (a)	154,000	154,394
Total Capital International S.A.
2.700%, 01/25/23	815,000	812,183
2.750%, 06/19/21	1,800,000	1,841,247
3.700%, 01/15/24	654,000	693,517
Transocean, Inc.
2.500%, 10/15/17	700,000	642,250
6.375%, 12/15/21 (d)	708,000	595,605
6.500%, 11/15/20 (d)	272,000	228,140

		53,184,851

Oil & Gas Services—0.2%
Cameron International Corp.
4.000%, 12/15/23	203,000	209,324
Halliburton Co.
6.750%, 02/01/27	650,000	826,942
7.450%, 09/15/39	200,000	285,839
8.750%, 02/15/21	350,000	452,872
Schlumberger Investment S.A.
3.300%, 09/14/21 (144A)	650,000	681,902
3.650%, 12/01/23	614,000	653,880
Schlumberger Oilfield UK plc
4.200%, 01/15/21 (144A)	600,000	659,762
Weatherford International, Ltd.
9.625%, 03/01/19	1,298,000	1,486,990

		5,257,511

Pharmaceuticals—0.3%
Actavis Funding SCS
3.000%, 03/12/20	474,000	484,942
3.450%, 03/15/22	738,000	755,916
4.550%, 03/15/35	67,000	69,835
Actavis, Inc.
3.250%, 10/01/22	172,000	171,838
Bayer U.S. Finance LLC
2.375%, 10/08/19 (144A)	423,000	430,227
3.375%, 10/08/24 (144A)	472,000	491,338
Express Scripts Holding Co.
3.500%, 06/15/24	300,000	308,857
3.900%, 02/15/22	500,000	530,906
4.750%, 11/15/21	400,000	450,043
Forest Laboratories, Inc.
4.875%, 02/15/21 (144A)	300,000	330,737
5.000%, 12/15/21 (144A)	1,504,000	1,672,379
Medco Health Solutions, Inc.
4.125%, 09/15/20	800,000	861,933
Merck & Co., Inc.
2.350%, 02/10/22	343,000	343,303
2.800%, 05/18/23 (d)	625,000	639,649
3.700%, 02/10/45	60,000	60,284
Novartis Capital Corp.
3.400%, 05/06/24	863,000	921,102
Pfizer, Inc.
3.000%, 06/15/23	1,100,000	1,126,588
Sanofi
1.250%, 04/10/18	157,000	157,214
Zoetis, Inc.
1.875%, 02/01/18	93,000	93,053
4.700%, 02/01/43	26,000	27,111

		9,927,255

Pipelines—0.6%
ANR Pipeline Co.
7.375%, 02/15/24	226,000	284,541
Boardwalk Pipelines L.P.
4.950%, 12/15/24	233,000	234,839

MIST-111

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
Buckeye Partners L.P.
2.650%, 11/15/18	400,000	$399,853
5.850%, 11/15/43	75,000	75,633
Energy Transfer Partners L.P.
3.600%, 02/01/23	358,000	354,634
5.150%, 03/15/45	134,000	134,840
Enterprise Products Operating LLC
2.550%, 10/15/19	417,000	422,584
3.750%, 02/15/25 (d)	515,000	531,623
3.900%, 02/15/24	662,000	692,604
4.950%, 10/15/54	179,000	191,045
5.100%, 02/15/45	379,000	424,608
Gulf South Pipeline Co. L.P.
4.000%, 06/15/22	900,000	868,850
Magellan Midstream Partners L.P.
4.250%, 02/01/21	659,000	712,342
5.150%, 10/15/43	401,000	441,028
6.400%, 07/15/18	1,420,000	1,596,847
ONEOK Partners L.P.
3.800%, 03/15/20	285,000	290,589
4.900%, 03/15/25	1,000,000	1,011,823
6.650%, 10/01/36	950,000	1,008,749
Plains All American Pipeline L.P. / PAA Finance Corp.
2.600%, 12/15/19	176,000	176,829
2.850%, 01/31/23	975,000	950,271
3.600%, 11/01/24	900,000	903,597
4.900%, 02/15/45	814,000	855,886
Spectra Energy Capital LLC
3.300%, 03/15/23	308,000	289,853
5.650%, 03/01/20	2,200,000	2,423,311
6.750%, 07/15/18	218,000	246,056
8.000%, 10/01/19	1,000,000	1,211,520
Sunoco Logistics Partners Operations L.P.
4.250%, 04/01/24	233,000	239,270
4.950%, 01/15/43	394,000	386,486
5.300%, 04/01/44	200,000	206,330
5.350%, 05/15/45	633,000	665,662
TransCanada PipeLines, Ltd.
0.750%, 01/15/16	350,000	349,462
2.500%, 08/01/22	350,000	341,742
3.750%, 10/16/23	910,000	954,322
7.125%, 01/15/19	490,000	577,858
7.250%, 08/15/38	200,000	277,592

		20,733,079

Real Estate Investment Trusts—0.4%
American Tower Corp.
3.500%, 01/31/23	790,000	783,078
Boston Properties L.P.
5.625%, 11/15/20	800,000	930,558
5.875%, 10/15/19	500,000	580,324
Duke Realty L.P.
3.875%, 02/15/21	1,128,000	1,190,459
6.750%, 03/15/20	584,000	694,088
8.250%, 08/15/19	170,000	209,952

Real Estate Investment Trusts—(Continued)
Equity Commonwealth
5.875%, 09/15/20	100,000	111,096
6.250%, 06/15/17	840,000	899,738
ERP Operating L.P.
2.375%, 07/01/19	538,000	545,013
4.625%, 12/15/21	250,000	279,255
4.750%, 07/15/20	578,000	645,678
HCP, Inc.
2.625%, 02/01/20	1,100,000	1,102,783
3.400%, 02/01/25	303,000	295,577
4.250%, 11/15/23	346,000	363,661
5.375%, 02/01/21	1,240,000	1,395,988
Health Care REIT, Inc.
4.500%, 01/15/24	1,024,000	1,099,447
5.250%, 01/15/22	600,000	676,253
ProLogis L.P.
4.250%, 08/15/23	114,000	122,580
6.875%, 03/15/20 (d)	325,000	383,279
Simon Property Group L.P.
2.750%, 02/01/23	200,000	197,645
5.650%, 02/01/20	1,185,000	1,371,070
Ventas Realty L.P.
3.500%, 02/01/25	197,000	197,805
3.750%, 05/01/24 (d)	147,000	151,015
Ventas Realty L.P. / Ventas Capital Corp.
4.750%, 06/01/21	500,000	551,988

		14,778,330

Retail—0.4%
Advance Auto Parts, Inc.
4.500%, 01/15/22	1,001,000	1,074,987
Bed Bath & Beyond, Inc.
4.915%, 08/01/34	1,479,000	1,585,871
Costco Wholesale Corp.
2.250%, 02/15/22	687,000	685,441
CVS Health Corp.
4.000%, 12/05/23	929,000	1,007,031
5.300%, 12/05/43	303,000	370,158
CVS Pass-Through Trust
6.204%, 10/10/25 (144A)	818,497	933,625
Home Depot, Inc. (The)
3.750%, 02/15/24	586,000	638,660
4.400%, 04/01/21	700,000	791,170
4.400%, 03/15/45	143,000	159,664
Lowe’s Cos., Inc.
3.120%, 04/15/22	900,000	943,229
3.125%, 09/15/24	276,000	284,603
Macy’s Retail Holdings, Inc.
3.625%, 06/01/24	700,000	727,336
3.875%, 01/15/22	450,000	480,344
4.375%, 09/01/23	154,000	169,575
4.500%, 12/15/34	279,000	295,298
6.375%, 03/15/37	300,000	390,972
Target Corp.
3.500%, 07/01/24	484,000	513,854

MIST-112

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Retail—(Continued)
Wal-Mart Stores, Inc.
1.125%, 04/11/18	541,000	$541,660
3.300%, 04/22/24 (d)	575,000	607,896
Walgreens Boots Alliance, Inc.
3.300%, 11/18/21	599,000	616,678
4.500%, 11/18/34	349,000	368,869

		13,186,921

Semiconductors—0.0%
Intel Corp.
4.000%, 12/15/32	1,000,000	1,040,193

Software — 0.3%
Intuit, Inc.
5.750%, 03/15/17	967,000	1,047,695
Microsoft Corp.
2.375%, 02/12/22	1,250,000	1,259,026
2.375%, 05/01/23 (d)	540,000	539,435
3.500%, 02/12/35	296,000	295,220
3.625%, 12/15/23	711,000	774,969
4.000%, 02/12/55	310,000	309,475
Oracle Corp.
2.375%, 01/15/19	455,000	467,495
2.500%, 10/15/22	3,410,000	3,410,171
2.800%, 07/08/21	750,000	776,838
4.300%, 07/08/34	857,000	929,900
5.750%, 04/15/18	400,000	451,946
6.500%, 04/15/38	300,000	411,701

		10,673,871

Telecommunications—1.1%
America Movil S.A.B. de C.V.
1.268%, 09/12/16 (a)	1,700,000	1,706,640
3.125%, 07/16/22	600,000	610,260
5.000%, 03/30/20	1,000,000	1,133,220
AT&T, Inc.
3.000%, 02/15/22	3,440,000	3,451,761
4.450%, 05/15/21 (d)	700,000	766,815
6.300%, 01/15/38	200,000	239,441
6.450%, 06/15/34	500,000	616,427
British Telecommunications plc
1.625%, 06/28/16	308,000	310,277
2.350%, 02/14/19	228,000	231,746
Cisco Systems, Inc.
2.900%, 03/04/21	886,000	932,681
3.625%, 03/04/24 (d)	700,000	756,198
5.900%, 02/15/39	900,000	1,156,638
Crown Castle Towers LLC
6.113%, 01/15/20 (144A)	1,000,000	1,140,780
Deutsche Telekom International Finance B.V.
2.250%, 03/06/17 (144A)	400,000	406,946
8.750%, 06/15/30	500,000	764,323
Embarq Corp.
7.082%, 06/01/16	747,000	792,377
Orange S.A.
9.000%, 03/01/31	400,000	617,475

Telecommunications—(Continued)
Qwest Corp.
6.875%, 09/15/33	690,000	692,438
Rogers Communications, Inc.
4.100%, 10/01/23	736,000	784,788
5.450%, 10/01/43	482,000	564,867
8.750%, 05/01/32	940,000	1,370,892
Telefonica Emisiones S.A.U.
3.192%, 04/27/18	210,000	219,018
5.134%, 04/27/20	551,000	621,935
6.421%, 06/20/16	500,000	531,270
Verizon Communications, Inc.
1.350%, 06/09/17	889,000	889,583
2.625%, 02/21/20	263,000	267,566
3.000%, 11/01/21	1,564,000	1,595,199
3.450%, 03/15/21	677,000	708,038
4.400%, 11/01/34	963,000	980,964
4.500%, 09/15/20	1,068,000	1,179,364
4.522%, 09/15/48 (144A)	369,000	367,327
4.600%, 04/01/21	1,500,000	1,666,033
4.672%, 03/15/55 (144A)	339,000	331,997
4.862%, 08/21/46	1,719,000	1,799,681
5.050%, 03/15/34	1,124,000	1,220,483
5.150%, 09/15/23	1,500,000	1,719,726
6.400%, 09/15/33	44,000	54,918
Verizon New England, Inc.
7.875%, 11/15/29	1,000,000	1,312,775
Verizon Pennsylvania LLC
6.000%, 12/01/28	260,000	298,029
8.750%, 08/15/31	1,300,000	1,917,111
Vodafone Group plc
1.500%, 02/19/18	300,000	299,799
6.150%, 02/27/37	500,000	606,718

		37,634,524

Transportation—0.4%
Burlington Northern Santa Fe LLC
3.000%, 03/15/23	240,000	244,819
3.050%, 09/01/22	300,000	309,173
3.850%, 09/01/23	700,000	755,409
7.950%, 08/15/30	1,185,000	1,749,719
Burlington Northern, Inc.
8.750%, 02/25/22	812,000	1,091,525
Canadian Pacific Railway Co.
4.500%, 01/15/22	300,000	332,450
6.500%, 05/15/18	680,000	775,872
7.125%, 10/15/31	872,000	1,207,179
CSX Corp.
6.000%, 10/01/36	300,000	385,790
7.900%, 05/01/17	1,000,000	1,133,896
FedEx Corp.
3.900%, 02/01/35	382,000	384,692
Norfolk Southern Corp.
3.850%, 01/15/24	1,079,000	1,164,452
Ryder System, Inc.
2.450%, 09/03/19	555,000	555,975
3.500%, 06/01/17	485,000	506,509

MIST-113

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Transportation—(Continued)
Union Pacific Corp.
3.750%, 03/15/24	650,000	$709,983
3.875%, 02/01/55	236,000	230,214

		11,537,657

Trucking & Leasing—0.1%
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
2.500%, 06/15/19 (144A)	175,000	175,229
2.875%, 07/17/18 (144A)	80,000	81,829
3.375%, 02/01/22 (144A)	848,000	847,739
4.250%, 01/17/23 (144A)	948,000	986,232

		2,091,029

Water—0.0%
American Water Capital Corp.
3.400%, 03/01/25	319,000	330,190
3.850%, 03/01/24	1,130,000	1,217,988

		1,548,178

Total Corporate Bonds & Notes (Cost $648,228,884)		653,550,524

Asset-Backed Securities—8.6%

Asset-Backed - Automobile—3.0%
Ally Auto Receivables Trust
0.630%, 05/15/17	767,993	768,367
0.720%, 05/20/16	738,716	738,870
0.790%, 01/15/18	1,435,000	1,435,089
0.930%, 10/20/16	1,031,250	1,028,466
1.030%, 09/20/17	660,000	660,535
1.210%, 03/20/17	396,000	394,931
1.240%, 11/15/18	405,000	405,443
American Credit Acceptance Receivables Trust
0.990%, 10/10/17 (144A)	1,921,477	1,921,043
1.140%, 03/12/18 (144A)	118,969	119,009
1.320%, 02/15/17 (144A)	155,221	155,275
1.430%, 08/12/19 (144A)	847,000	845,617
1.450%, 04/16/18 (144A)	451,579	451,748
2.260%, 03/10/20 (144A)	1,182,000	1,183,529
AmeriCredit Automobile Receivables Trust
0.610%, 10/10/17	103,201	103,211
0.740%, 11/08/16	527,702	527,686
0.900%, 09/10/18	393,220	393,351
BMW Vehicle Lease Trust
0.540%, 09/21/15	31,100	31,099
BMW Vehicle Owner Trust
0.670%, 11/27/17	652,678	653,066
Capital Auto Receivables Asset Trust
0.620%, 07/20/16	81,171	81,168
Carfinance Capital Auto Trust
1.440%, 11/16/20 (144A)	3,103,156	3,097,406
1.460%, 12/17/18 (144A)	719,674	718,544

Asset-Backed - Automobile—(Continued)
Carfinance Capital Auto Trust
1.650%, 07/17/17 (144A)	157,147	157,233
1.750%, 11/15/17 (144A)	217,406	217,777
1.750%, 06/15/21 (144A)	1,229,669	1,231,282
2.720%, 04/15/20 (144A)	375,000	378,612
2.750%, 11/15/18 (144A)	667,000	673,026
CarMax Auto Owner Trust
0.600%, 10/16/17	322,113	322,072
0.800%, 07/16/18	615,000	614,700
0.980%, 01/15/19	5,472,000	5,470,643
1.280%, 05/15/19	275,000	274,806
CarNow Auto Receivables Trust
0.960%, 01/17/17 (144A)	966,415	965,224
1.890%, 11/15/18 (144A)	1,000,000	999,075
1.970%, 11/15/17 (144A)	421,449	421,175
CPS Auto Receivables Trust
1.110%, 11/15/18 (144A)	3,906,535	3,882,514
1.210%, 08/15/18 (144A)	592,031	589,824
1.310%, 02/15/19 (144A)	3,256,199	3,243,861
1.310%, 06/15/20 (144A)	777,817	772,347
1.490%, 04/15/19 (144A)	1,487,473	1,483,155
1.530%, 07/15/19 (144A)	1,067,000	1,067,628
1.540%, 07/16/18 (144A)	1,669,641	1,669,018
1.640%, 04/16/18 (144A)	1,278,356	1,279,617
1.820%, 09/15/20 (144A)	1,156,624	1,151,554
3.770%, 08/17/20 (144A)	558,000	558,806
4.000%, 02/16/21 (144A)	223,000	223,468
4.350%, 11/16/20 (144A)	450,000	456,781
Credit Acceptance Auto Loan Trust
1.550%, 10/15/21 (144A)	1,400,000	1,398,247
Drive Auto Receivables Trust
4.120%, 06/15/22 (144A)	1,177,000	1,176,647
DT Auto Owner Trust
0.980%, 04/16/18 (144A)	1,460,261	1,459,682
1.780%, 06/15/17 (144A)	1,244,747	1,247,048
Exeter Automobile Receivables Trust
1.060%, 08/15/18 (144A)	1,089,091	1,086,351
1.290%, 10/16/17 (144A)	1,150,197	1,152,014
1.290%, 05/15/18 (144A)	773,577	774,286
1.320%, 01/15/19 (144A)	2,799,519	2,797,859
1.490%, 11/15/17 (144A)	623,343	624,477
2.770%, 11/15/19 (144A)	556,000	558,394
3.260%, 12/16/19 (144A)	335,000	331,314
Fifth Third Auto Trust
0.570%, 05/15/17	400,000	399,861
0.880%, 10/16/17	1,592,519	1,595,489
First Investors Auto Owner Trust
0.900%, 10/15/18 (144A)	126,223	126,217
1.060%, 11/15/18 (144A)	677,000	676,936
1.670%, 11/16/20 (144A)	276,000	276,513
Flagship Credit Auto Trust
1.210%, 04/15/19 (144A)	986,551	984,779
1.320%, 04/16/18 (144A)	1,079,178	1,080,169
1.430%, 12/16/19 (144A)	1,683,490	1,682,056
1.630%, 06/15/20 (144A)	1,378,000	1,379,302
1.940%, 01/15/19 (144A)	1,169,097	1,172,049

MIST-114

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Automobile—(Continued)
Flagship Credit Auto Trust
2.550%, 02/18/20 (144A)	245,000	$246,280
2.840%, 11/16/20 (144A)	892,000	898,795
3.950%, 12/15/20 (144A)	440,000	447,807
Ford Credit Auto Lease Trust
0.500%, 10/15/16	263,589	263,474
0.760%, 09/15/16	1,007,000	1,007,821
0.890%, 09/15/17	1,391,000	1,391,658
0.960%, 10/15/16	500,000	500,914
1.100%, 11/15/17	484,000	484,387
Ford Credit Auto Owner Trust
0.900%, 10/15/18	890,000	890,840
GM Financial Automobile Leasing Trust
1.100%, 12/20/17	1,357,000	1,359,820
1.530%, 09/20/18	599,000	602,541
1.730%, 06/20/19	503,000	506,934
Harley Davidson Motorcycle Trust
0.650%, 07/16/18	1,025,215	1,024,981
Honda Auto Receivables Owner Trust
0.530%, 02/16/17	1,090,131	1,089,950
0.690%, 09/18/17	1,527,000	1,527,634
0.770%, 03/19/18	2,171,000	2,169,973
1.040%, 02/18/20	700,000	700,932
Hyundai Auto Receivables Trust
0.560%, 07/17/17	255,318	255,266
0.750%, 09/17/18	600,000	599,318
0.900%, 12/17/18	5,612,000	5,616,445
Nissan Auto Lease Trust
0.750%, 06/15/16	508,784	509,119
0.800%, 02/15/17	582,000	581,447
Nissan Auto Receivables Owner Trust
0.420%, 11/15/16	410,143	409,939
1.110%, 05/15/19	400,000	401,448
Santander Drive Auto Receivables Trust
3.010%, 04/16/18	2,000,000	2,018,756
SNAAC Auto Receivables Trust
1.030%, 09/17/18 (144A)	438,849	438,667
1.140%, 07/16/18 (144A)	30,087	30,093
Tidewater Auto Receivables Trust
1.400%, 07/15/18 (144A)	2,047,000	2,045,348
1.850%, 12/15/18 (144A)	2,406,000	2,407,756
Toyota Auto Receivables Owner Trust
0.550%, 01/17/17	510,013	510,063
USAA Auto Owner Trust
0.380%, 10/17/16	250,997	250,954
Volkswagen Auto Lease Trust
0.870%, 06/20/17	554,000	554,367
World Omni Auto Receivables Trust
0.830%, 08/15/18	873,000	873,326
1.320%, 01/15/20	476,000	477,441

		98,891,835

Asset-Backed - Credit Card—0.0%
Discover Card Execution Note Trust
1.040%, 04/15/19	1,080,000	1,083,058

Asset-Backed - Home Equity—0.0%
Asset-Backed Securities Corp. Home Equity Loan Trust
0.924%, 02/25/35 (a)	530,000	518,396

Asset-Backed - Other—5.5%
American Homes 4 Rent Trust
4.290%, 10/17/36 (144A)	300,000	316,005
American Tower Trust I
1.551%, 03/15/43 (144A)	1,145,000	1,142,721
3.070%, 03/15/48 (144A)	1,920,000	1,927,540
Axis Equipment Finance Receivables II LLC
1.750%, 03/20/17 (144A)	755,761	755,739
Carlyle Global Market Strategies Commodities Funding, Ltd.
2.153%, 10/15/21 (144A) (a) (f)	2,686,667	2,667,592
Conix Mortgage Asset Trust
4.704%, 12/25/47 (144A) (a) (f) (g)	1,078,519	452,978
Consumer Credit Origination Loan Trust
2.820%, 03/15/21 (144A)	1,218,849	1,223,320
Ford Credit Floorplan Master Owner Trust
0.555%, 01/15/18 (a)	725,000	725,233
Fortress Opportunities Residential Transaction Trust
3.960%, 10/25/33 (144A) (f)	69,578	69,579
4.210%, 10/25/18 (144A) (f)	38,707	38,695
GCAT
3.228%, 07/25/19 (144A) (a)	2,693,893	2,710,512
GLC II Trust
4.000%, 12/18/20 (144A)	4,021,168	4,043,284
GLC Trust
3.000%, 07/15/21 (144A)	3,232,975	3,229,742
GMAT Trust
3.721%, 02/25/44 (144A)	444,430	443,765
3.967%, 11/25/43 (144A)	1,175,290	1,175,312
Gold Key Resorts LLC
3.220%, 03/17/31 (144A)	1,233,062	1,238,842
HLSS Servicer Advance Receivables Backed Notes
1.147%, 05/16/44 (144A)	4,495,000	4,488,707
1.843%, 05/16/44 (144A)	2,000,000	1,999,000
1.981%, 11/15/46 (144A)	1,783,000	1,767,131
HLSS Servicer Advance Receivables Trust
1.495%, 01/16/46 (144A)	748,000	743,886
1.744%, 01/16/46 (144A)	174,000	174,035
2.217%, 01/15/47 (144A)	1,385,000	1,375,305
John Deere Owner Trust
0.600%, 03/15/17	1,325,497	1,326,092
KGS-Alpha SBA COOF Trust
Zero Coupon, 03/25/39 (144A) (a) (b)	9,466,770	529,547
3.163%, 04/25/40 (144A) (a) (b)	2,644,527	387,175
LV Tower 52 Issuer LLC
5.500%, 06/15/18 (144A) (f)	1,620,886	1,626,484
7.500%, 06/15/18 (144A) (f)	435,536	435,536
Nationstar Agency Advance Funding Trust
1.892%, 02/18/48 (144A)	115,000	113,104

MIST-115

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Navitas Equipment Receivables LLC
1.950%, 11/15/16 (144A)	377,541	$377,529
Normandy Mortgage Loan Co. LLC
4.949%, 09/16/43 (144A)	4,010,947	4,004,930
NRPL Trust
3.875%, 11/01/54 (144A)	1,489,190	1,489,639
NYMT Residential LLC
4.850%, 09/25/18 (144A) (f)	1,935,004	1,935,004
Oak Hill Advisors Residential Loan Trust
3.475%, 01/25/55 (144A)	2,961,000	2,960,793
3.475%, 04/25/54 (144A)	3,554,793	3,561,302
4.000%, 04/25/54 (144A)	857,000	839,250
4.000%, 01/25/55 (144A)	1,169,000	1,131,124
OnDeck Asset Securitization Trust
3.150%, 05/17/18 (144A)	2,602,000	2,606,259
OneMain Financial Issuance Trust
2.430%, 06/18/24 (144A)	2,744,000	2,748,143
2.470%, 09/18/24 (144A)	5,049,000	5,036,024
3.020%, 09/18/24 (144A)	1,864,000	1,848,529
3.190%, 03/18/26 (144A)	2,877,000	2,903,066
3.240%, 06/18/24 (144A)	321,000	323,395
3.850%, 03/18/26 (144A)	450,000	452,529
PFS Tax Lien Trust
1.440%, 05/15/29 (144A)	735,078	736,727
Progreso Receivables Funding I LLC
4.000%, 07/09/18 (144A)	2,650,000	2,643,375
Progreso Receivables Funding II LLC
3.500%, 07/08/19 (144A)	3,500,000	3,485,650
Progreso Receivables Funding III LLC
3.625%, 02/08/20 (144A)	2,648,000	2,648,000
5.500%, 02/08/20 (144A)	680,000	680,000
RBSHD Trust
4.685%, 10/25/47 (144A) (f)	2,230,586	2,235,176
Real Estate Asset Trust
3.230%, 05/25/52 (144A) (a) (f)	1,258,895	1,251,062
Selene Non-Performing Loans LLC
2.981%, 05/25/54 (144A)	1,333,086	1,319,812
SpringCastle America Funding LLC
2.700%, 05/25/23 (144A)	8,273,264	8,294,559
4.610%, 10/25/27 (144A)	1,750,000	1,779,096
Springleaf Funding Trust
2.410%, 12/15/22 (144A)	5,066,000	5,068,077
2.580%, 09/15/21 (144A)	6,161,650	6,189,044
3.160%, 11/15/24 (144A)	2,305,000	2,326,849
3.450%, 12/15/22 (144A)	496,000	497,707
3.620%, 11/15/24 (144A)	725,000	732,463
3.920%, 01/16/23 (144A)	2,500,000	2,513,550
4.820%, 01/16/23 (144A)	2,000,000	1,995,600
Stanwich Mortgage Loan Co. LLC
3.228%, 04/16/59 (144A)	1,733,111	1,711,447
Stanwich Mortgage Loan Trust
2.981%, 02/16/43 (144A)	124,982	124,357
Sunset Mortgage Loan Co. LLC
3.721%, 11/16/44 (144A)	4,376,097	4,357,149
Trafigura Securitisation Finance plc
1.125%, 10/15/21 (144A) (a) (f)	3,188,000	3,180,030

Asset-Backed - Other—(Continued)
Truman Capital Mortgage Loan Trust
3.125%, 04/25/53 (144A)	2,419,349	2,416,540
3.125%, 06/25/54 (144A)	2,703,478	2,700,361
3.228%, 07/25/53 (144A)	2,752,915	2,749,549
4.000%, 06/25/54 (144A)	877,000	859,107
U.S. Residential Opportunity Fund II Trust
3.625%, 02/27/35 (144A)	1,486,094	1,484,097
U.S. Residential Opportunity Fund Trust
3.721%, 01/27/35 (144A)	2,168,172	2,175,405
Vericrest Opportunity Loan Transferee LLC
3.125%, 04/27/54 (144A)	6,579,174	6,556,956
Vericrest Opportunity Loan Trust
3.375%, 10/25/58 (144A)	2,723,642	2,718,467
Vericrest Opportunity Loan Trust X LLC
3.375%, 10/25/54 (144A)	1,620,195	1,620,204
Vericrest Opportunity Loan Trust XIX LLC
3.875%, 04/26/55 (144A)	3,006,831	3,018,155
Vericrest Opportunity Loan Trust XV LLC
3.250%, 05/26/54 (144A)	1,481,803	1,479,001
Vericrest Opportunity Loan Trust XVI LLC
3.228%, 09/25/58 (144A)	3,935,758	3,937,352
4.000%, 09/25/58 (144A)	748,680	734,786
Vericrest Opportunity Loan Trust XXII LLC
3.500%, 02/25/55 (144A)	2,538,056	2,536,670
4.250%, 02/25/55 (144A)	500,000	491,439
Vericrest Opportunity Loan Trust XXIV LLC
3.500%, 02/25/55 (144A)	4,000,000	3,995,780
Vericrest Opportunity Loan Trust XXVI LLC
3.125%, 09/25/43 (144A)	4,975,096	4,968,359
4.250%, 09/25/43 (144A)	1,406,000	1,382,085
Vericrest Opportunity Loan Trust XXVII LLC
3.375%, 08/27/57 (144A)	4,584,976	4,587,433
Vericrest Opportunity Loan Trust XXX LLC
3.625%, 10/25/57 (144A)	2,681,240	2,686,095
Vericrest Opportunity Loan Trust XXXI LLC
3.375%, 02/25/55 (144A)	2,218,744	2,218,769
Vericrest Opportunity Loan Trust XXXIII LLC
3.500%, 03/25/55 (144A)	2,700,000	2,700,109
Westgate Resorts LLC
2.250%, 08/20/25 (144A)	953,477	950,902

		182,081,728

Asset-Backed - Student Loan—0.1%
Academic Loan Funding Trust
0.974%, 12/27/22 (144A) (a)	1,300,535	1,301,678
0.974%, 12/26/44 (144A) (a)	1,663,226	1,658,389

		2,960,067

Total Asset-Backed Securities (Cost $285,979,561)		285,535,084

MIST-116

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Mortgage-Backed Securities—6.2%

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—2.6%
AJAX Mortgage Loan Trust
3.500%, 02/25/51 (144A) (a) (f)	384,887	$381,299
3.500%, 03/25/52 (144A) (a) (f)	1,920,056	1,920,587
3.750%, 10/25/57 (144A)	1,430,823	1,427,675
4.500%, 03/25/35 (144A) (f)	1,337,387	1,347,898
Banc of America Funding Trust
2.573%, 05/20/34 (a)	2,086,503	2,115,971
BCAP LLC
1.177%, 09/11/38 (144A) (a)	1,500,000	1,406,250
Bear Stearns ALT-A Trust
0.814%, 07/25/34 (a)	3,532,201	3,380,009
CAM Mortgage Trust
2.600%, 05/15/48 (144A)	171,602	171,588
3.500%, 11/25/57 (144A) (a) (f)	1,507,521	1,509,113
Countrywide Alternative Loan Trust
0.851%, 08/25/34 (a)	1,860,898	1,843,301
FDIC Trust
4.500%, 10/25/18 (144A)	220,267	221,744
Global Mortgage Securitization, Ltd.
0.494%, 11/25/32 (144A) (a)	1,577,914	1,529,903
HarborView Mortgage Loan Trust
2.580%, 05/19/34 (a)	2,013,818	2,005,938
Homeowner Assistance Program Reverse Mortgage Loan Trust
4.000%, 05/26/53 (144A) (f)	3,464,728	3,400,977
Impac CMB Trust
0.914%, 11/25/34 (a)	4,906,218	4,654,234
JP Morgan Mortgage Trust
2.503%, 08/25/34 (a)	432,792	433,101
MASTR Asset Securitization Trust
5.500%, 12/25/33	1,297,822	1,375,638
Merrill Lynch Mortgage Investors Trust
0.634%, 04/25/29 (a)	1,043,674	1,001,140
0.674%, 05/25/29 (a)	2,132,039	2,079,168
0.794%, 10/25/28 (a)	1,165,644	1,112,762
0.814%, 10/25/28 (a)	1,971,597	1,945,302
1.007%, 01/25/29 (a)	1,382,524	1,293,423
Sequoia Mortgage Trust
0.476%, 12/20/34 (a)	2,647,296	2,571,578
0.816%, 01/20/34 (a)	1,427,778	1,360,797
0.836%, 07/20/33 (a)	1,717,083	1,627,510
0.856%, 10/20/34 (a)	2,839,352	2,705,880
0.936%, 04/20/33 (a)	1,591,040	1,522,961
Springleaf Mortgage Loan Trust
1.270%, 06/25/58 (144A) (a)	1,860,023	1,857,601
1.780%, 12/25/65 (144A) (a)	4,107,149	4,100,052
1.870%, 09/25/57 (144A) (a)	1,425,274	1,421,522
2.310%, 06/25/58 (144A) (a)	1,240,000	1,216,689
3.140%, 06/25/58 (144A) (a)	792,000	793,312
3.520%, 12/25/65 (144A) (a)	2,177,000	2,219,131
3.790%, 09/25/57 (144A) (a)	1,274,000	1,283,331
3.790%, 06/25/58 (144A) (a)	603,000	607,254
4.480%, 12/25/65 (144A) (a)	3,000,000	3,085,611
6.000%, 10/25/57 (144A) (a)	350,000	363,256

Collateralized Mortgage Obligations—(Continued)
Structured Adjustable Rate Mortgage Loan Trust
2.404%, 06/25/34 (a)	1,284,371	1,281,595
Structured Asset Mortgage Investments II Trust
0.878%, 01/19/34 (a)	2,335,118	2,261,076
0.878%, 03/19/34 (a)	2,441,563	2,326,868
Structured Asset Mortgage Investments Trust
1.078%, 05/19/33 (a)	2,473,014	2,414,401
Structured Asset Securities Corp. Mortgage Loan Trust
0.774%, 10/25/27 (a)	602,594	589,458
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.479%, 11/25/33 (a)	1,529,633	1,508,068
Thornburg Mortgage Securities Trust
0.814%, 09/25/43 (a)	1,290,535	1,246,008
1.936%, 12/25/44 (a)	1,883,214	1,871,306
2.229%, 04/25/45 (a)	4,424,372	4,445,839
VML LLC
3.875%, 04/25/54 (144A) (a)	977,399	977,951
Wells Fargo Mortgage Loan Trust
2.847%, 08/27/37 (144A) (a)	1,089,324	1,072,984
Wells Fargo Mortgage-Backed Securities Trust
2.620%, 03/25/35 (a)	2,992,637	3,014,558

		86,303,618

Commercial Mortgage-Backed Securities—3.6%
A10 Securitization LLC
2.400%, 11/15/25 (144A)	405,389	406,732
A10 Term Asset Financing LLC
1.720%, 04/15/33 (144A)	1,719,000	1,711,918
2.620%, 11/15/27 (144A)	2,545,286	2,570,942
3.020%, 04/15/33 (144A)	1,807,000	1,824,788
4.380%, 11/15/27 (144A)	425,000	436,269
ACRE Commercial Mortgage Trust
2.223%, 08/15/31 (144A) (a)	447,500	445,063
2.673%, 08/15/31 (144A) (a)	597,500	596,147
3.573%, 08/15/31 (144A) (a)	350,000	348,040
BAMLL Commercial Mortgage Securities Trust
4.214%, 08/15/46 (144A) (a)	1,200,000	1,237,678
Banc of America Commercial Mortgage Trust
5.492%, 02/10/51	2,250,000	2,394,187
5.597%, 04/10/49 (a)	1,000,000	1,077,265
5.889%, 07/10/44 (a)	1,546,033	1,612,220
Banc of America Merrill Lynch Commercial Mortgage, Inc.
5.115%, 10/10/45 (a)	4,038,414	4,058,610
BB-UBS Trust
2.892%, 06/05/30 (144A)	1,250,000	1,243,688
3.430%, 11/05/36 (144A)	2,950,000	3,070,422
Bear Stearns Commercial Mortgage Securities Trust
0.866%, 06/11/50 (144A) (a)	1,500,000	1,472,909
4.674%, 06/11/41	1,421,713	1,422,772

MIST-117

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
CGBAM Commercial Mortgage Trust
0.975%, 02/15/31 (144A) (a)	1,300,000	$1,293,439
Citigroup Commercial Mortgage Trust
2.110%, 01/12/30 (144A)	555,534	563,684
Commercial Mortgage Pass-Through Certificates
0.250%, 07/10/45 (144A) (a) (b)	120,000,000	1,948,536
0.976%, 08/13/27 (144A) (a)	990,000	987,969
1.022%, 02/13/32 (144A) (a)	2,605,000	2,600,319
1.776%, 02/13/32 (144A) (a)	1,000,000	1,000,065
2.365%, 02/10/29 (144A)	2,789,132	2,848,228
3.612%, 06/10/46 (a)	2,934,000	3,156,620
3.796%, 08/10/47	3,500,000	3,781,988
3.977%, 05/10/47	3,000,000	3,295,071
4.353%, 08/10/30 (144A)	3,000,000	3,350,673
5.116%, 06/10/44 (a)	496,628	498,980
Commercial Mortgage Trust
1.077%, 06/11/27 (144A) (a)	4,937,000	4,918,397
2.987%, 04/12/35 (144A)	1,871,000	1,917,309
COOF Securitization Trust, Ltd.
3.083%, 06/15/40 (144A) (a) (b)	3,286,555	464,719
Credit Suisse First Boston Mortgage Securities Corp.
5.100%, 08/15/38 (a)	1,087,642	1,090,584
Credit Suisse Mortgage Capital Certificates
1.050%, 04/15/27 (144A) (a)	3,363,000	3,350,816
DBRR Trust
0.853%, 02/25/45 (144A) (a)	156,272	156,236
1.636%, 12/18/49 (144A) (a)	2,380,944	2,392,135
GE Capital Commercial Mortgage Corp.
4.974%, 07/10/45 (a)	3,015,000	3,018,859
GE Capital Commercial Mortgage Corp. Trust
5.271%, 03/10/44 (a)	1,193,326	1,217,966
GS Mortgage Securities Corp. II
2.706%, 12/10/27 (144A)	284,727	290,057
GS Mortgage Securities Corp. Trust
2.318%, 01/10/30 (144A)	733,000	746,121
3.551%, 04/10/34 (144A)	3,500,000	3,739,698
GS Mortgage Securities Trust
5.310%, 08/10/44 (144A) (a)	500,000	533,411
Hilton Mortgage Trust
1.072%, 07/15/29 (144A) (a)	570,000	567,466
JPMorgan Chase Commercial Mortgage Securities Trust
0.955%, 04/15/30 (144A) (a)	2,600,000	2,599,446
5.227%, 12/15/44 (a)	673,312	680,671
5.716%, 02/15/51	2,971,726	3,160,169
KGS-Alpha SBA COOF Trust
0.598%, 05/25/39 (144A) (a) (b)	10,793,872	247,922
0.859%, 08/25/38	13,539,322	495,031
Ladder Capital Commercial Mortgage Trust
3.985%, 02/15/36 (144A)	768,000	831,281
LB-UBS Commercial Mortgage Trust
5.430%, 02/15/40	1,224,422	1,305,799
Merrill Lynch Mortgage Trust
5.282%, 11/12/37 (a)	1,451,647	1,463,735

Commercial Mortgage-Backed Securities—(Continued)
Morgan Stanley Bank of America Merrill Lynch Trust
3.669%, 02/15/47	3,000,000	3,194,217
Morgan Stanley Re-REMIC Trust
0.250%, 07/27/49 (144A)	1,500,000	1,320,150
2.000%, 07/27/49 (144A)	1,160,863	1,161,792
NCUA Guaranteed Notes Trust
2.650%, 10/29/20	3,238,896	3,302,900
2.900%, 10/29/20	5,000,000	5,124,780
NorthStar
2.021%, 08/25/29 (144A) (a)	2,213,867	2,207,004
5.171%, 08/25/29 (144A) (a)	880,000	879,648
ORES NPL LLC
3.081%, 09/25/25 (144A)	1,091,997	1,091,659
RAIT Trust
1.421%, 12/15/31 (144A) (a)	1,634,202	1,634,972
1.971%, 12/15/31 (144A) (a)	1,489,836	1,491,273
RBS Commercial Funding, Inc. Trust
3.260%, 03/11/31 (144A)	531,000	543,679
UBS-BAMLL Trust
3.663%, 06/10/30 (144A)	578,000	606,257
UBS-Barclays Commercial Mortgage Trust
3.244%, 04/10/46	2,228,000	2,324,671
VNDO Mortgage Trust
2.996%, 11/15/30 (144A)	1,400,000	1,431,952
3.808%, 12/13/29 (144A)	2,500,000	2,694,805
Wachovia Bank Commercial Mortgage Trust
5.118%, 07/15/42 (a)	985,054	987,113
Wells Fargo Commercial Mortgage Trust
2.710%, 03/18/28 (144A) (a)	1,000,000	1,013,409
WFRBS Commercial Mortgage Trust
4.182%, 03/15/45 (144A) (a)	300,000	293,785

		117,747,116

Total Mortgage-Backed Securities (Cost $202,866,029)		204,050,734

Foreign Government—1.0%

Provincial—0.0%
Province of Ontario Canada
1.650%, 09/27/19	1,000,000	1,003,970
Province of Quebec Canada
7.125%, 02/09/24	200,000	269,111

		1,273,081

Sovereign—1.0%
Brazilian Government International Bonds
4.250%, 01/07/25	601,000	588,980
5.000%, 01/27/45	408,000	377,400
Colombia Government International Bonds
4.000%, 02/26/24	423,000	436,113
5.000%, 06/15/45	749,000	769,598
5.625%, 02/26/44	200,000	223,500

MIST-118

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Foreign Government—(Continued)

Security Description	Shares/ Principal Amount*	Value

Sovereign—(Continued)
Israel Government AID Bonds
Zero Coupon, 08/15/20	1,500,000	$1,355,890
Zero Coupon, 02/15/22	3,000,000	2,591,661
Zero Coupon, 11/01/22	8,000,000	6,741,920
Zero Coupon, 02/15/24	5,000,000	4,023,149
Zero Coupon, 02/15/25	2,000,000	1,551,296
Zero Coupon, 08/15/25	2,500,000	1,909,575
Mexico Government International Bonds
3.500%, 01/21/21	2,948,000	3,068,868
3.600%, 01/30/25 (d)	537,000	551,096
4.000%, 10/02/23	1,374,000	1,453,692
4.600%, 01/23/46	222,000	226,995
5.550%, 01/21/45	737,000	864,132
5.750%, 10/12/10	500,000	545,000
Panama Government International Bond
4.000%, 09/22/24	323,000	338,343
Peruvian Government International Bond
5.625%, 11/18/50	73,000	89,243
Poland Government International Bond
4.000%, 01/22/24	930,000	1,021,140
South Africa Government International Bonds
5.375%, 07/24/44	1,077,000	1,157,344
5.875%, 09/16/25	384,000	439,757
Turkey Government International Bonds
5.750%, 03/22/24	500,000	556,050
6.625%, 02/17/45 (d)	214,000	264,761

		31,145,503

Total Foreign Government (Cost $31,509,208)		32,418,584

Short-Term Investments—5.4%

Mutual Fund—3.3%
State Street Navigator Securities Lending MET Portfolio (h)	107,580,008	107,580,008

Repurchase Agreement—2.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/15 at 0.000% to be repurchased at $69,068,876, on 04/01/15 collateralized by $69,930,000 Federal Home Loan Bank at 1.250% due 06/17/23, with a value $70,454,475.	69,068,876	69,068,876

Total Short-Term Investments (Cost $176,648,884)		176,648,884

Total Investments—102.9% (Cost $3,349,424,052) (i)		3,392,412,230
Other assets and liabilities (net)—(2.9)%		(96,331,356)

Net Assets—100.0%		$3,296,080,874

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2015. Maturity date shown for callable securities reflects the earliest possible call date.
(b)	Interest only security.
(c)	Principal only security.
(d)	All or a portion of the security was held on loan. As of March 31, 2015, the market value of securities loaned was $119,217,373 and the collateral received consisted of cash in the amount of $107,580,008 and non-cash collateral with a value of $14,138,750. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(e)	Principal amount of security is adjusted for inflation.
(f)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2015, the market value of restricted securities was $22,452,010, which is 0.7% of net assets. See details shown in the Restricted Securities table that follows.
(g)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2015, these securities represent less than 0.05% of net assets.
(h)	Represents investment of cash collateral received from securities on loan as of March 31, 2015.
(i)	As of March 31, 2015, the aggregate cost of investments was $3,349,424,052. The aggregate unrealized appreciation and depreciation of investments were $78,574,649 and $(35,586,471), respectively, resulting in net unrealized appreciation of $42,988,178.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2015, the market value of 144A securities was $439,149,479, which is 13.3% of net assets.
(ACES)—	Alternative Credit Enhancement Securities.
(ARM)—	Adjustable-Rate Mortgage
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit

MIST-119

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
AJAX Mortgage Loan Trust	01/28/13	$1,920,056	$1,913,903	$1,920,587
AJAX Mortgage Loan Trust	03/20/13	1,337,387	1,331,970	1,347,898
AJAX Mortgage Loan Trust	11/15/13	384,887	382,321	381,299
CAM Mortgage Trust	10/02/14	1,507,521	1,507,521	1,509,113
Carlyle Global Market Strategies Commodities Funding, Ltd.	05/22/14	2,686,667	2,686,667	2,667,592
Conix Mortgage Asset Trust	05/16/13	1,078,519	1,078,519	452,978
Fortress Opportunities Residential Transaction Trust	11/08/13	69,578	69,571	69,579
Fortress Opportunities Residential Transaction Trust	11/08/13	38,707	38,704	38,695
Homeowner Assistance Program Reverse Mortgage Loan Trust	05/03/13	3,464,728	3,415,510	3,400,977
LV Tower 52 Issuer LLC	06/19/13	1,620,886	1,620,886	1,626,484
LV Tower 52 Issuer LLC	10/08/13	435,536	435,084	435,536
NYMT Residential LLC	09/18/13	1,935,004	1,935,004	1,935,004
RBSHD Trust	09/27/13	2,230,586	2,230,586	2,235,176
Real Estate Asset Trust	04/01/13	1,258,895	1,258,108	1,251,062
Trafigura Securitisation Finance plc	01/30/14	3,188,000	3,188,000	3,180,030

				$22,452,010

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$2,040,208,420	$—	$2,040,208,420
Total Corporate Bonds & Notes*	—	653,550,524	—	653,550,524
Asset-Backed Securities
Asset-Backed - Automobile	—	98,891,835	—	98,891,835
Asset-Backed - Credit Card	—	1,083,058	—	1,083,058
Asset-Backed - Home Equity	—	518,396	—	518,396
Asset-Backed - Other	—	181,628,750	452,978	182,081,728
Asset-Backed - Student Loan	—	2,960,067	—	2,960,067
Total Asset-Backed Securities	—	285,082,106	452,978	285,535,084
Total Mortgage-Backed Securities*	—	204,050,734	—	204,050,734
Total Foreign Government*	—	32,418,584	—	32,418,584
Short-Term Investments
Mutual Fund	107,580,008	—	—	107,580,008
Repurchase Agreement	—	69,068,876	—	69,068,876
Total Short-Term Investments	107,580,008	69,068,876	—	176,648,884
Total Investments	$107,580,008	$3,284,379,244	$452,978	$3,392,412,230

Collateral for Securities Loaned (Liability)	$—	$(107,580,008)	$—	$(107,580,008)

*	See Schedule of Investments for additional detailed categorizations.

MIST-120

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2014	Change in Unrealized Depreciation	Transfers out of Level 3	Balance as of March 31, 2015	Change in Unrealized Depreciation from Investments still held at March 31, 2015
U.S. Treasury & Government Agencies
Agency Sponsored Mortgage - Backed	$3,003,984	$—	$(3,003,984)	$—	$—
Asset-Backed Securities
Asset-Backed - Other	571,615	(118,637)	—	452,978	(118,637)

Total	$3,575,599	$(118,637)	$(3,003,984)	$452,978	$(118,637)

U.S. Treasury & Government Agencies securities in the amount of $3,003,984 were transferred out of Level 3 due to the initiation of a vendor or broker providing prices that are based on market activity which has been determined to be significant observable inputs.

MIST-121

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—33.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.8%
Airbus Group NV	66,770	$4,338,745
BAE Systems plc	214,517	1,663,164
Honeywell International, Inc.	19,255	2,008,489
L-3 Communications Holdings, Inc.	4,481	563,665
Thales S.A.	46,498	2,580,941
United Technologies Corp. (a)	22,148	2,595,746

		13,750,750

Air Freight & Logistics—0.1%
Yamato Holdings Co., Ltd. (a)	71,600	1,653,112

Airlines—0.2%
Copa Holdings S.A. - Class A (a)	3,990	402,870
Delta Air Lines, Inc.	12,512	562,540
Japan Airlines Co., Ltd.	65,000	2,025,989
United Continental Holdings, Inc. (b)	10,128	681,108

		3,672,507

Auto Components—0.8%
Bridgestone Corp.	147,500	5,918,593
Continental AG	5,432	1,286,625
GKN plc	145,637	774,239
Johnson Controls, Inc.	6,354	320,496
NOK Corp. (a)	22,800	687,374
Sumitomo Electric Industries, Ltd.	146,500	1,922,750
Valeo S.A.	17,504	2,616,701

		13,526,778

Automobiles—1.4%
Astra International Tbk PT	1,880,200	1,231,475
Bayerische Motoren Werke (BMW) AG	37,833	4,734,821
Daimler AG (a)	36,256	3,491,958
Geely Automobile Holdings, Ltd. (a)	720,000	370,710
General Motors Co. (a)	28,412	1,065,450
Hyundai Motor Co.	12,930	1,962,521
Mahindra & Mahindra, Ltd. (GDR)	97,070	1,858,891
Mazda Motor Corp.	132,800	2,697,822
Renault S.A.	19,320	1,760,730
Toyota Motor Corp.	73,100	5,101,763

		24,276,141

Banks—4.1%
Australia & New Zealand Banking Group, Ltd.	107,403	2,993,357
Banco Santander Chile (ADR)	29,910	648,449
Bank Central Asia Tbk PT	609,200	689,432
Bank of America Corp.	143,693	2,211,435
Bank Rakyat Indonesia Persero Tbk PT	1,145,200	1,161,421
BB&T Corp.	14,684	572,529
BNP Paribas S.A.	50,217	3,054,090
Capitec Bank Holdings, Ltd.	18,655	806,929
Citigroup, Inc.	44,424	2,288,725
Credicorp, Ltd.	7,580	1,065,975
Danske Bank A/S	43,610	1,150,909

Banks—(Continued)
Grupo Financiero Banorte S.A.B. de C.V. - Class O (a)	109,430	634,477
HDFC Bank, Ltd. (ADR)	117,150	6,898,964
HSBC Holdings plc	727,361	6,189,971
ING Groep NV (b)	387,283	5,680,424
Intesa Sanpaolo S.p.A.	426,685	1,447,936
Itau Unibanco Holding S.A. (ADR)	101,904	1,127,058
KeyCorp	12,900	182,664
Lloyds Banking Group plc (b)	404,010	468,925
Mitsubishi UFJ Financial Group, Inc.	1,416,100	8,767,847
Mizuho Financial Group, Inc. (a)	2,050,000	3,605,843
PNC Financial Services Group, Inc. (The)	2,037	189,930
Public Bank Bhd	99,800	508,586
Sberbank of Russia (ADR)	145,520	635,922
Siam Commercial Bank PCL (The)	257,100	1,406,386
Societe Generale S.A.	10,526	508,905
Sumitomo Mitsui Financial Group, Inc. (a)	153,300	5,874,344
Sumitomo Mitsui Trust Holdings, Inc.	1,179,000	4,867,268
SVB Financial Group (b)	1,398	177,602
Turkiye Garanti Bankasi A/S	201,905	660,551
Wells Fargo & Co.	73,099	3,976,586

		70,453,440

Beverages—0.7%
Ambev S.A. (ADR)	235,690	1,357,574
Coca-Cola Co. (The)	32,779	1,329,189
Coca-Cola Enterprises, Inc.	5,000	221,000
Constellation Brands, Inc. - Class A (a) (b)	8,144	946,414
Diageo plc	42,900	1,182,890
Dr Pepper Snapple Group, Inc.	3,853	302,384
Molson Coors Brewing Co. - Class B	7,649	569,468
PepsiCo, Inc.	12,337	1,179,664
SABMiller plc	74,071	3,876,041
Suntory Beverage & Food, Ltd.	14,000	599,273
Tsingtao Brewery Co., Ltd. - Class H (a)	154,000	1,030,914

		12,594,811

Biotechnology—0.3%
Alexion Pharmaceuticals, Inc. (b)	2,948	510,888
Biogen, Inc. (b)	4,789	2,022,107
Celgene Corp. (a) (b)	14,471	1,668,217
Gilead Sciences, Inc. (a) (b)	7,350	721,256
Vertex Pharmaceuticals, Inc. (b)	4,132	487,452

		5,409,920

Building Products—0.2%
Daikin Industries, Ltd.	35,800	2,397,772
Fortune Brands Home & Security, Inc.	1,984	94,200
Masco Corp. (a)	14,136	377,431

		2,869,403

Capital Markets—0.9%
BlackRock, Inc.	900	329,256
Charles Schwab Corp. (The)	32,719	995,966

MIST-122

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Capital Markets—(Continued)
Goldman Sachs Group, Inc. (The) (a)	3,310	$622,181
Henderson Group plc	491,549	2,038,452
Invesco, Ltd.	24,939	989,829
Jupiter Fund Management plc	187,064	1,133,345
Morgan Stanley	43,283	1,544,770
Schroders plc	70,067	3,320,296
State Street Corp.	14,718	1,082,215
UBS Group AG (b)	150,256	2,819,949

		14,876,259

Chemicals—0.3%
Air Liquide S.A.	21,166	2,722,583
Axiall Corp.	5,074	238,173
Dow Chemical Co. (The) (a)	3,059	146,771
E.I. du Pont de Nemours & Co. (a)	12,563	897,878
Mexichem S.A.B. de C.V. (a)	106,530	277,822
Monsanto Co. (a)	2,257	254,003
Mosaic Co. (The)	21,160	974,630

		5,511,860

Commercial Services & Supplies—0.1%
Rentokil Initial plc	1,177,355	2,385,043

Communications Equipment—0.1%
Cisco Systems, Inc.	43,024	1,184,236
QUALCOMM, Inc.	12,300	852,882

		2,037,118

Construction & Engineering—0.1%
Fluor Corp.	17,702	1,011,846
Kajima Corp.	230,000	1,069,198

		2,081,044

Construction Materials—0.1%
Martin Marietta Materials, Inc. (a)	1,973	275,825
Siam Cement PCL (The) (NVDR)	57,200	899,639

		1,175,464

Consumer Finance—0.0%
Capital One Financial Corp.	6,410	505,236
Navient Corp.	2,235	45,438

		550,674

Containers & Packaging—0.0%
Crown Holdings, Inc. (b)	9,467	511,407
Sealed Air Corp.	1,400	63,784

		575,191

Distributors—0.0%
Imperial Holdings, Ltd.	18,920	300,955

Diversified Financial Services—0.5%
Berkshire Hathaway, Inc. - Class B (b)	12,254	1,768,497
FirstRand, Ltd.	374,610	1,722,026

Diversified Financial Services—(Continued)
Intercontinental Exchange, Inc.	2,448	571,045
ORIX Corp.	207,900	2,924,155
Remgro, Ltd.	62,810	1,375,328

		8,361,051

Diversified Telecommunication Services—0.8%
AT&T, Inc. (a)	695	22,692
BT Group plc	537,170	3,480,238
Nippon Telegraph & Telephone Corp.	99,200	6,112,826
Telenor ASA	56,851	1,148,986
Verizon Communications, Inc. (a)	48,518	2,359,430

		13,124,172

Electric Utilities—0.3%
Edison International	18,581	1,160,755
Enel S.p.A.	340,143	1,532,109
Exelon Corp. (a)	22,407	753,099
NextEra Energy, Inc.	11,357	1,181,696
Pinnacle West Capital Corp. (a)	1,132	72,165
Xcel Energy, Inc.	10,197	354,957

		5,054,781

Electrical Equipment—0.3%
Eaton Corp. plc	20,333	1,381,424
Mitsubishi Electric Corp.	199,000	2,368,471
Schneider Electric SE	19,925	1,549,840

		5,299,735

Electronic Equipment, Instruments & Components—0.4%
Corning, Inc.	11,681	264,925
Delta Electronics, Inc.	211,000	1,328,258
Hitachi, Ltd. (a)	265,000	1,811,757
Keyence Corp.	4,600	2,512,562
TE Connectivity, Ltd.	9,540	683,255

		6,600,757

Energy Equipment & Services—0.1%
Baker Hughes, Inc.	8,605	547,106
Ensco plc - Class A (a)	2,116	44,584
Halliburton Co.	15,524	681,193
Schlumberger, Ltd.	14,234	1,187,685

		2,460,568

Food & Staples Retailing—0.8%
Costco Wholesale Corp. (a)	7,214	1,092,885
CVS Health Corp.	10,717	1,106,102
Delhaize Group S.A.	32,050	2,884,112
Distribuidora Internacional de Alimentacion S.A.	134,571	1,051,999
Kroger Co. (The)	5,729	439,185
Magnit PJSC (GDR)	25,040	1,278,292
President Chain Store Corp.	144,000	1,082,786
Seven & I Holdings Co., Ltd.	47,300	1,990,406
Shoprite Holdings, Ltd.	58,630	791,878

MIST-123

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Food & Staples Retailing—(Continued)
Sun Art Retail Group, Ltd. (a)	753,000	$656,796
Wal-Mart de Mexico S.A.B. de C.V. Series V (a)	271,500	676,547
Wal-Mart Stores, Inc.	3,951	324,970

		13,375,958

Food Products—0.6%
Archer-Daniels-Midland Co.	15,630	740,862
Hershey Co. (The) (a)	4,619	466,103
Mondelez International, Inc. - Class A (a)	47,972	1,731,309
Nestle S.A.	67,581	5,102,327
NH Foods, Ltd. (a)	50,000	1,153,341
Tiger Brands, Ltd.	18,980	477,923
Tingyi Cayman Islands Holding Corp.	306,000	658,329

		10,330,194

Gas Utilities—0.0%
AGL Resources, Inc. (a)	5,168	256,591
Questar Corp. (a)	11,569	276,037

		532,628

Health Care Equipment & Supplies—0.4%
Abbott Laboratories (a)	38,242	1,771,752
Becton Dickinson & Co. (a)	3,647	523,673
Boston Scientific Corp. (b)	73,791	1,309,790
Smith & Nephew plc	113,300	1,921,912
Stryker Corp.	8,384	773,424

		6,300,551

Health Care Providers & Services—0.4%
Aetna, Inc.	6,364	677,957
Cigna Corp.	1,065	137,854
Express Scripts Holding Co. (a) (b)	1,008	87,464
Humana, Inc. (a)	8,147	1,450,329
Korian - Medica	13,089	443,103
McKesson Corp.	7,838	1,772,956
Spire Healthcare Group plc (144A) (b)	100,403	556,554
UnitedHealth Group, Inc.	11,497	1,359,980

		6,486,197

Health Care Technology—0.0%
Cerner Corp. (b)	1,173	85,934

Hotels, Restaurants & Leisure—0.3%
InterContinental Hotels Group plc	34,219	1,335,605
Royal Caribbean Cruises, Ltd. (a)	8,501	695,807
Sands China, Ltd.	533,600	2,207,682
Starbucks Corp.	10,212	967,077
William Hill plc	119,694	657,834

		5,864,005

Household Durables—0.8%
Barratt Developments plc	54,522	426,940
Berkeley Group Holdings plc	98,615	3,841,168

Household Durables—(Continued)
Electrolux AB - Series B (a)	66,140	1,894,369
Harman International Industries, Inc. (a)	5,675	758,350
Persimmon plc (b)	56,404	1,390,744
PulteGroup, Inc. (a)	19,623	436,219
Sekisui House, Ltd.	293,600	4,268,882
Toll Brothers, Inc. (a) (b)	2,237	88,004

		13,104,676

Household Products—0.4%
Kimberly-Clark Corp.	8,320	891,155
Procter & Gamble Co. (The)	26,416	2,164,527
Reckitt Benckiser Group plc	28,326	2,427,656
Svenska Cellulosa AB SCA - B Shares	53,463	1,231,869
Unilever Indonesia Tbk PT	142,000	430,179

		7,145,386

Industrial Conglomerates—0.4%
Bidvest Group, Ltd. (The)	57,619	1,561,585
General Electric Co.	37,990	942,532
Hutchison Whampoa, Ltd.	153,000	2,114,455
Jardine Matheson Holdings, Ltd.	26,400	1,666,343
KOC Holding AS	243,680	1,108,745

		7,393,660

Insurance—2.3%
ACE, Ltd. (a)	14,284	1,592,523
Aegon NV	328,847	2,597,922
AIA Group, Ltd.	486,600	3,046,643
Allianz SE	13,623	2,367,157
American International Group, Inc.	16,840	922,664
Assicurazioni Generali S.p.A.	58,393	1,149,132
Aviva plc	189,555	1,517,520
AXA S.A.	259,889	6,553,534
Axis Capital Holdings, Ltd. (a)	1,573	81,135
Hartford Financial Services Group, Inc. (The) (a)	13,137	549,389
Marsh & McLennan Cos., Inc.	4,774	267,774
Muenchener Rueckversicherungs-Gesellschaft AG	16,301	3,517,808
Prudential Financial, Inc.	11,940	958,901
Prudential plc	198,479	4,914,381
Sanlam, Ltd.	122,650	790,325
Sompo Japan Nipponkoa Holdings, Inc.	50,200	1,561,099
Swiss Re AG	42,127	4,077,634
XL Group plc (a)	9,500	349,600
Zurich Insurance Group AG (b)	6,459	2,187,695

		39,002,836

Internet & Catalog Retail—0.1%
Amazon.com, Inc. (b)	2,935	1,092,114
Expedia, Inc. (a)	1,786	168,116

		1,260,230

MIST-124

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Internet Software & Services—0.6%
Baidu, Inc. (ADR) (b)	7,900	$1,646,360
Facebook, Inc. - Class A (b)	28,806	2,368,285
Google, Inc. - Class A (a) (b)	3,453	1,915,379
Google, Inc. - Class C (b)	3,180	1,742,640
Mail.ru Group, Ltd. (GDR) (b)	15,857	315,079
Tencent Holdings, Ltd.	94,800	1,793,377

		9,781,120

IT Services—0.6%
Accenture plc - Class A (a)	16,487	1,544,667
Alliance Data Systems Corp. (b)	1,224	362,610
Cap Gemini S.A.	21,683	1,780,332
Cielo S.A.	71,400	1,022,157
Cognizant Technology Solutions Corp. - Class A (b)	15,569	971,350
Fidelity National Information Services, Inc.	6,500	442,390
Infosys, Ltd. (ADR) (a)	81,840	2,870,947
Visa, Inc. - Class A (a)	25,460	1,665,339
Xerox Corp.	5,258	67,565

		10,727,357

Life Sciences Tools & Services—0.0%
Thermo Fisher Scientific, Inc.	3,024	406,244

Machinery—0.4%
Caterpillar, Inc. (a)	2,800	224,084
Cummins, Inc.	5,739	795,655
DMG Mori Seiki Co., Ltd.	100,000	1,536,398
Ingersoll-Rand plc	2,520	171,562
PACCAR, Inc. (a)	19,478	1,229,841
Pall Corp.	3,345	335,805
Parker-Hannifin Corp. (a)	6,298	748,076
Snap-on, Inc.	269	39,559
SPX Corp.	3,107	263,784
WEG S.A.	62,361	621,353

		5,966,117

Marine—0.1%
Mitsui OSK Lines, Ltd.	237,000	805,757

Media—1.1%
CBS Corp. - Class B (a)	9,952	603,390
Charter Communications, Inc. - Class A (a) (b)	2,930	565,812
Comcast Corp. - Class A (a)	34,264	1,934,888
Dentsu, Inc.	62,200	2,667,012
DIRECTV (b)	1,651	140,500
DISH Network Corp. - Class A (b)	6,848	479,771
Naspers, Ltd. - N Shares	4,700	721,633
Publicis Groupe S.A.	42,939	3,315,303
Sirius XM Holdings, Inc. (a) (b)	21,200	80,984
Time Warner Cable, Inc.	2,460	368,705
Time Warner, Inc.	25,827	2,180,832
Twenty-First Century Fox, Inc. - Class A (a)	49,876	1,687,804

Media—(Continued)
UBM plc	124,327	975,406
Wolters Kluwer NV	61,152	1,998,633
WPP plc	48,996	1,111,151

		18,831,824

Metals & Mining—0.4%
Alcoa, Inc. (a)	57,623	744,489
Anglo American plc	30,240	450,032
Nippon Steel & Sumitomo Metal Corp.	443,000	1,116,580
Norsk Hydro ASA	171,361	899,999
Rio Tinto plc	58,878	2,405,286
United States Steel Corp. (a)	14,473	353,141
Vale S.A. (ADR)	89,940	436,209

		6,405,736

Multi-Utilities—0.4%
CenterPoint Energy, Inc. (a)	15,323	312,742
CMS Energy Corp. (a)	16,691	582,683
E.ON SE	65,180	971,150
GDF Suez	75,921	1,502,284
National Grid plc	130,914	1,673,738
NiSource, Inc. (a)	10,821	477,855
PG&E Corp.	16,209	860,212
Suez Environnement Co.	33,462	574,606

		6,955,270

Multiline Retail—0.3%
Dollar General Corp. (b)	4,754	358,357
Lojas Renner S.A.	23,540	669,568
Next plc	28,420	2,961,103
Target Corp. (a)	4,400	361,108

		4,350,136

Oil, Gas & Consumable Fuels—1.5%
Anadarko Petroleum Corp.	6,382	528,493
BG Group plc	172,261	2,116,163
BP plc	129,513	836,783
Cheniere Energy, Inc. (a) (b)	2,324	179,878
Chevron Corp.	20,826	2,186,314
Cimarex Energy Co. (a)	750	86,318
CNOOC, Ltd.	655,000	925,780
Devon Energy Corp.	2,533	152,765
ENI S.p.A.	27,630	478,218
EOG Resources, Inc.	7,928	726,918
EQT Corp.	4,841	401,174
Exxon Mobil Corp. (a)	30,993	2,634,405
Lukoil OAO (ADR)	28,090	1,290,174
Marathon Oil Corp.	28,241	737,373
Marathon Petroleum Corp.	3,277	335,532
Occidental Petroleum Corp.	15,529	1,133,617
Oil Search, Ltd.	274,374	1,503,397
Phillips 66 (a)	200	15,720
Pioneer Natural Resources Co. (a)	1,857	303,638
Royal Dutch Shell plc - A Shares	37,066	1,101,559
Royal Dutch Shell plc - A Shares	86,843	2,593,387

MIST-125

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Royal Dutch Shell plc - B Shares	37,580	$1,167,462
Statoil ASA	87,119	1,539,270
Total S.A. (a)	27,334	1,359,903
Ultrapar Participacoes S.A.	51,730	1,050,792
Valero Energy Corp.	5,523	351,373

		25,736,406

Paper & Forest Products—0.1%
Stora Enso Oyj - R Shares (a)	68,329	703,975
UPM-Kymmene Oyj	62,293	1,212,825

		1,916,800

Personal Products—0.0%
Estee Lauder Cos., Inc. (The) - Class A (a)	5,174	430,270

Pharmaceuticals—3.2%
Actavis plc (b)	3,404	1,013,099
Aspen Pharmacare Holdings, Ltd. (b)	19,420	614,887
AstraZeneca plc	51,060	3,500,680
Bayer AG	48,129	7,231,635
Bristol-Myers Squibb Co.	31,668	2,042,586
GlaxoSmithKline plc	148,867	3,409,043
Johnson & Johnson	28,049	2,821,729
Merck & Co., Inc.	27,679	1,590,989
Merck KGaA	12,304	1,380,878
Novartis AG	99,383	9,827,901
Novo Nordisk A/S - Class B	46,389	2,482,116
Perrigo Co. plc	2,251	372,653
Pfizer, Inc. (a)	57,513	2,000,877
Roche Holding AG	33,703	9,293,356
Sanofi	45,218	4,449,500
Shire plc	25,777	2,049,796

		54,081,725

Real Estate Investment Trusts—0.6%
American Tower Corp.	5,000	470,750
AvalonBay Communities, Inc. (a)	3,869	674,173
Boston Properties, Inc.	2,067	290,372
Brixmor Property Group, Inc.	9,700	257,535
DiamondRock Hospitality Co. (a)	12,500	176,625
Douglas Emmett, Inc.	1,775	52,913
Fibra Uno Administracion S.A. de C.V.	250,900	664,527
First Real Estate Investment Trust	890,000	907,735
Goodman Group	336,764	1,622,567
Highwoods Properties, Inc. (a)	3,964	181,472
Host Hotels & Resorts, Inc. (a)	9,568	193,082
LaSalle Hotel Properties	900	34,974
Liberty Property Trust	6,600	235,620
Lippo Malls Indonesia Retail Trust (a)	2,784,900	700,003
Mapletree Logistics Trust	1,162,700	1,054,112
Mid-America Apartment Communities, Inc.	2,000	154,540
Prologis, Inc.	10,995	478,942
Public Storage	545	107,441

Real Estate Investment Trusts—(Continued)
Simon Property Group, Inc.	3,963	775,321
Strategic Hotels & Resorts, Inc. (b)	2,700	33,561
Westfield Corp.	200,704	1,456,017

		10,522,282

Real Estate Management & Development—0.8%
Daiwa House Industry Co., Ltd. (a)	114,800	2,266,077
Deutsche Annington Immobilien SE	45,808	1,547,769
Deutsche Wohnen AG	143,546	3,680,945
Mitsui Fudosan Co., Ltd.	79,000	2,321,769
Savills plc	151,856	1,828,124
TAG Immobilien AG (a)	125,263	1,730,834

		13,375,518

Road & Rail—0.2%
Canadian Pacific Railway, Ltd.	2,619	478,491
CSX Corp. (a)	29,291	970,118
Union Pacific Corp.	21,277	2,304,512

		3,753,121

Semiconductors & Semiconductor Equipment—0.8%
Applied Materials, Inc. (a)	11,082	250,010
ARM Holdings plc	84,340	1,380,863
ASML Holding NV	22,025	2,244,214
Avago Technologies, Ltd.	12,217	1,551,315
Broadcom Corp. - Class A	24,958	1,080,557
Freescale Semiconductor, Ltd. (b)	4,805	195,852
Infineon Technologies AG	97,172	1,163,495
KLA-Tencor Corp. (a)	4,915	286,495
Lam Research Corp. (a)	16,431	1,154,031
Micron Technology, Inc. (a) (b)	8,357	226,725
NXP Semiconductors NV (b)	848	85,105
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (a)	151,460	3,556,281

		13,174,943

Software—0.6%
Adobe Systems, Inc. (b)	19,051	1,408,631
Microsoft Corp.	87,454	3,555,442
Oracle Corp.	37,051	1,598,751
SAP SE	38,255	2,777,912

		9,340,736

Specialty Retail—0.6%
AutoZone, Inc. (a) (b)	1,313	895,676
Best Buy Co., Inc. (a)	8,070	304,965
Dixons Carphone plc	178,132	1,089,895
Home Depot, Inc. (The)	18,310	2,080,199
Kingfisher plc	303,735	1,714,024
Lowe’s Cos., Inc.	23,476	1,746,380
Mr. Price Group, Ltd.	24,700	528,268
Tiffany & Co.	1,800	158,418
TJX Cos., Inc. (The)	16,861	1,181,113

		9,698,938

MIST-126

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Technology Hardware, Storage & Peripherals—0.6%
Apple, Inc.	56,168	$6,988,984
Hewlett-Packard Co.	25,302	788,411
Samsung Electronics Co., Ltd. (GDR) (b)	4,300	2,769,200

		10,546,595

Textiles, Apparel & Luxury Goods—0.1%
Cie Financiere Richemont S.A.	10,839	872,596
lululemon athletica, Inc. (b)	3,493	223,622
PVH Corp. (a)	721	76,830
Ralph Lauren Corp.	2,762	363,203
VF Corp.	12,277	924,581

		2,460,832

Tobacco—0.4%
British American Tobacco plc	67,335	3,478,873
Japan Tobacco, Inc.	33,100	1,045,825
Philip Morris International, Inc.	21,453	1,616,054

		6,140,752

Trading Companies & Distributors—0.3%
Wolseley plc	70,633	4,177,792

Transportation Infrastructure—0.0%
CCR S.A.	130,660	667,311

Water Utilities—0.0%
Pennon Group plc	55,474	678,492

Wireless Telecommunication Services—0.6%
Advanced Info Service PCL	161,300	1,174,803
KDDI Corp.	128,700	2,915,844
Mobile TeleSystems OJSC (b)	42,700	182,576
Mobile TeleSystems OJSC (ADR)	29,850	301,485
MTN Group, Ltd.	97,660	1,645,865
Vodafone Group plc	1,079,408	3,527,550

		9,748,123

Total Common Stocks (Cost $539,123,280)		570,163,986

Corporate Bonds & Notes—24.5%

Advertising—0.0%
Omnicom Group, Inc.
3.650%, 11/01/24	115,000	118,962

Aerospace/Defense—0.3%
Airbus Group Financial B.V.
2.700%, 04/17/23 (144A)	279,000	280,219
BAE Systems Finance, Inc.
7.500%, 07/01/27 (144A)	300,000	411,019

Aerospace/Defense—(Continued)
BAE Systems Holdings, Inc.
3.800%, 10/07/24 (144A)	159,000	166,907
BAE Systems plc
4.750%, 10/11/21 (144A)	225,000	250,353
Boeing Capital Corp.
4.700%, 10/27/19	255,000	287,048
Boeing Co. (The)
7.250%, 06/15/25	11,000	14,814
8.625%, 11/15/31	200,000	320,100
General Dynamics Corp.
1.000%, 11/15/17	117,000	116,973
2.250%, 11/15/22	250,000	245,534
Lockheed Martin Corp.
3.800%, 03/01/45	130,000	129,227
4.070%, 12/15/42	312,000	325,881
Northrop Grumman Corp.
3.250%, 08/01/23	400,000	412,389
3.850%, 04/15/45	95,000	93,517
Northrop Grumman Systems Corp.
7.750%, 02/15/31	200,000	283,239
Raytheon Co.
3.150%, 12/15/24	91,000	94,475
United Technologies Corp.
4.500%, 06/01/42	150,000	166,371
5.375%, 12/15/17	173,000	192,196
5.400%, 05/01/35	525,000	643,166
5.700%, 04/15/40	250,000	320,155
6.050%, 06/01/36	100,000	132,180
6.700%, 08/01/28	233,000	318,442
8.875%, 11/15/19	41,000	52,905

		5,257,110

Agriculture—0.2%
Altria Group, Inc.
2.625%, 01/14/20	580,000	589,303
2.850%, 08/09/22	260,000	258,472
4.250%, 08/09/42	30,000	30,298
4.500%, 05/02/43	215,000	222,381
Archer-Daniels-Midland Co.
4.016%, 04/16/43	150,000	155,864
5.375%, 09/15/35	100,000	123,407
6.625%, 05/01/29	100,000	130,028
BAT International Finance plc
3.250%, 06/07/22 (144A) (a)	104,000	106,722
Bunge N.A. Finance L.P.
5.900%, 04/01/17	90,000	97,236
Bunge, Ltd. Finance Corp.
3.200%, 06/15/17	131,000	135,017
8.500%, 06/15/19	250,000	308,061
Cargill, Inc.
6.125%, 04/19/34 (144A)	325,000	420,341
7.350%, 03/06/19 (144A)	260,000	311,812
Monsanto Finance Canada Co.
5.500%, 07/30/35	125,000	149,766

MIST-127

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Agriculture—(Continued)
Philip Morris International, Inc.
4.125%, 03/04/43	560,000	$573,753
4.875%, 11/15/43	20,000	22,786

		3,635,247

Airlines—0.1%
Air Canada Pass-Through Trust
3.600%, 03/15/27 (144A)	305,000	306,070
4.125%, 05/15/25 (144A)	167,606	176,405
American Airlines Pass-Through Trust
4.950%, 01/15/23	525,692	575,633
Continental Airlines Pass-Through Trust
4.000%, 10/29/24 (a)	39,763	41,652
Delta Air Lines Pass-Through Trust
4.750%, 05/07/20	61,403	66,239
6.821%, 08/10/22	199,691	234,397
U.S. Airways Pass-Through Trust
3.950%, 11/15/25	242,720	251,822

		1,652,218

Auto Manufacturers—0.6%
American Honda Finance Corp.
1.500%, 09/11/17 (144A)	425,000	427,961
2.250%, 08/15/19	510,000	518,676
Daimler Finance North America LLC
1.450%, 08/01/16 (144A)	175,000	176,173
1.875%, 01/11/18 (144A)	205,000	207,357
2.250%, 09/03/19 (144A)	160,000	161,639
2.375%, 08/01/18 (144A)	665,000	681,942
8.500%, 01/18/31	330,000	522,393
Ford Motor Co.
4.750%, 01/15/43	75,000	82,003
6.375%, 02/01/29	500,000	617,913
6.625%, 02/15/28	250,000	312,890
9.980%, 02/15/47	400,000	656,446
Ford Motor Credit Co. LLC
1.684%, 09/08/17	217,000	216,691
1.700%, 05/09/16	333,000	334,549
2.145%, 01/09/18	295,000	298,370
3.219%, 01/09/22	240,000	245,055
3.664%, 09/08/24	315,000	325,009
4.250%, 02/03/17	240,000	252,015
4.250%, 09/20/22	415,000	447,429
4.375%, 08/06/23	635,000	686,076
5.750%, 02/01/21	300,000	348,576
General Motors Co.
5.200%, 04/01/45	100,000	108,534
General Motors Financial Co., Inc.
4.250%, 05/15/23 (a)	320,000	331,507
Nissan Motor Acceptance Corp.
0.812%, 03/03/17 (144A) (c)	176,000	176,498
1.800%, 03/15/18 (144A)	146,000	146,712
1.950%, 09/12/17 (144A)	200,000	203,187
PACCAR Financial Corp.
0.800%, 02/08/16	217,000	217,825

Auto Manufacturers—(Continued)
PACCAR Financial Corp.
1.050%, 06/05/15	80,000	$80,106
1.600%, 03/15/17	150,000	152,067
Toyota Motor Credit Corp.
1.250%, 10/05/17	200,000	200,594
2.050%, 01/12/17	300,000	306,369
2.625%, 01/10/23	400,000	404,368
4.250%, 01/11/21	150,000	167,115
Volkswagen Group of America Finance LLC
2.450%, 11/20/19 (144A)	245,000	250,498

		10,264,543

Auto Parts & Equipment—0.0%
Johnson Controls, Inc.
2.600%, 12/01/16	75,000	76,851
3.625%, 07/02/24	98,000	101,547
4.950%, 07/02/64	50,000	53,608
5.500%, 01/15/16 (a)	135,000	139,928

		371,934

Banks—5.0%
Abbey National Treasury Services plc
2.350%, 09/10/19	380,000	385,998
2.375%, 03/16/20	540,000	543,851
ABN AMRO Bank NV
2.500%, 10/30/18 (144A)	210,000	214,470
American Express Bank FSB
0.478%, 06/12/17 (c)	500,000	498,917
American Express Centurion Bank
6.000%, 09/13/17	250,000	277,423
Bank of America Corp.
1.700%, 08/25/17	175,000	175,677
2.000%, 01/11/18	1,100,000	1,108,304
2.650%, 04/01/19	610,000	621,550
3.300%, 01/11/23	205,000	207,673
3.875%, 03/22/17	485,000	507,569
4.000%, 04/01/24	506,000	538,240
4.100%, 07/24/23	326,000	347,858
4.125%, 01/22/24	500,000	535,418
4.250%, 10/22/26	527,000	544,044
5.000%, 01/21/44	550,000	631,302
5.625%, 10/14/16	800,000	851,742
5.625%, 07/01/20	2,000,000	2,305,750
6.400%, 08/28/17	100,000	110,833
7.625%, 06/01/19	250,000	301,746
Bank of America N.A.
0.551%, 06/15/16 (c)	250,000	249,066
1.650%, 03/26/18	255,000	255,636
5.300%, 03/15/17	1,400,000	1,495,189
Bank of Montreal
1.400%, 09/11/17	194,000	194,838
1.450%, 04/09/18	408,000	407,715
2.375%, 01/25/19	110,000	112,578
2.550%, 11/06/22	213,000	211,844

MIST-128

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Bank of New York Mellon Corp. (The)
1.969%, 06/20/17 (d)	500,000	$509,357
3.550%, 09/23/21	352,000	375,699
3.650%, 02/04/24	167,000	178,690
4.500%, 06/20/23 (c)	199,000	188,553
4.600%, 01/15/20	200,000	223,519
Bank of Nova Scotia (The)
1.250%, 04/11/17	650,000	651,819
1.450%, 04/25/18	1,000,000	997,211
2.800%, 07/21/21	220,000	224,738
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
1.700%, 03/05/18 (144A)	345,000	345,401
Banque Federative du Credit Mutuel S.A.
1.700%, 01/20/17 (144A)	234,000	235,673
2.750%, 01/22/19 (144A)	365,000	376,277
Barclays Bank plc
3.750%, 05/15/24	211,000	222,162
6.050%, 12/04/17 (144A)	460,000	506,335
Barclays plc
2.000%, 03/16/18	575,000	578,114
BB&T Corp.
2.050%, 06/19/18	139,000	140,915
2.150%, 03/22/17	350,000	356,372
3.950%, 03/22/22 (a)	175,000	187,650
BNP Paribas S.A.
2.700%, 08/20/18	262,000	270,080
BPCE S.A.
0.875%, 06/23/17 (c)	375,000	375,540
4.000%, 04/15/24	500,000	534,036
5.700%, 10/22/23 (144A)	200,000	221,189
Branch Banking & Trust Co.
0.590%, 09/13/16 (c)	250,000	249,090
2.850%, 04/01/21	610,000	630,772
Canadian Imperial Bank of Commerce
1.550%, 01/23/18	1,000,000	1,004,144
Capital One Financial Corp.
1.000%, 11/06/15	91,000	91,110
5.500%, 06/01/15	208,000	209,636
Capital One N.A.
1.500%, 03/22/18	500,000	496,997
Citigroup, Inc.
1.850%, 11/24/17	270,000	271,897
2.500%, 09/26/18	825,000	841,170
2.500%, 07/29/19	215,000	218,065
3.375%, 03/01/23	192,000	196,767
3.750%, 06/16/24 (a)	165,000	172,452
4.300%, 11/20/26	435,000	449,917
4.950%, 11/07/43	285,000	329,345
5.500%, 09/13/25	101,000	114,472
6.125%, 05/15/18	1,200,000	1,350,602
6.625%, 01/15/28	2,400,000	3,043,615
8.500%, 05/22/19	473,000	589,064
Comerica Bank
5.200%, 08/22/17	250,000	271,468
5.750%, 11/21/16	376,000	403,070

Banks—(Continued)
Comerica, Inc.
3.800%, 07/22/26	172,000	175,015
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.125%, 10/13/15	620,000	625,527
3.875%, 02/08/22	350,000	376,665
3.950%, 11/09/22	500,000	517,601
Credit Agricole S.A.
8.125%, 09/19/33 (144A) (c)	200,000	227,250
Credit Suisse
1.750%, 01/29/18	250,000	250,760
3.000%, 10/29/21	815,000	830,689
3.625%, 09/09/24	530,000	547,791
Credit Suisse AG
6.500%, 08/08/23 (144A)	200,000	228,357
Deutsche Bank AG
1.875%, 02/13/18	285,000	285,402
3.700%, 05/30/24	133,000	136,330
Discover Bank
2.000%, 02/21/18	700,000	700,797
3.200%, 08/09/21	295,000	298,011
Fifth Third Bancorp
3.625%, 01/25/16	155,000	158,334
8.250%, 03/01/38	50,000	75,026
Fifth Third Bank
0.900%, 02/26/16	750,000	749,920
1.350%, 06/01/17	540,000	541,172
Goldman Sachs Group, Inc. (The)
2.375%, 01/22/18	1,230,000	1,255,130
2.550%, 10/23/19	935,000	947,996
2.600%, 04/23/20	131,000	132,394
2.625%, 01/31/19	435,000	444,425
2.900%, 07/19/18	509,000	526,058
3.500%, 01/23/25	366,000	372,425
3.625%, 01/22/23	630,000	651,655
3.850%, 07/08/24	362,000	378,859
4.000%, 03/03/24	530,000	560,132
4.800%, 07/08/44	190,000	211,012
5.250%, 07/27/21	800,000	909,772
5.950%, 01/18/18	490,000	545,602
6.125%, 02/15/33	1,000,000	1,275,489
6.150%, 04/01/18	510,000	573,363
7.500%, 02/15/19	1,500,000	1,790,221
HSBC Bank plc
1.500%, 05/15/18 (144A)	564,000	563,762
4.125%, 08/12/20 (144A)	160,000	174,433
HSBC Bank USA N.A.
4.875%, 08/24/20	500,000	561,196
5.875%, 11/01/34	1,500,000	1,888,980
HSBC Holdings plc
6.375%, 03/30/25 (c)	630,000	644,175
HSBC USA, Inc.
1.625%, 01/16/18	300,000	300,007
2.350%, 03/05/20	545,000	547,726
2.375%, 11/13/19	795,000	802,064

MIST-129

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Industrial & Commercial Bank of China, Ltd.
2.351%, 11/13/17	250,000	$251,721
Intesa Sanpaolo S.p.A.
5.250%, 01/12/24	655,000	737,212
KeyBank N.A.
1.650%, 02/01/18	500,000	502,145
4.950%, 09/15/15	167,000	170,299
KeyCorp
2.300%, 12/13/18	200,000	203,215
Lloyds Banking Group plc
4.500%, 11/04/24	575,000	597,245
Macquarie Bank, Ltd.
2.000%, 08/15/16 (144A)	622,000	629,255
Mizuho Bank, Ltd.
1.300%, 04/16/17 (144A)	200,000	199,198
2.400%, 03/26/20 (144A)	275,000	276,519
2.450%, 04/16/19 (144A)	200,000	202,606
Morgan Stanley
2.125%, 04/25/18	515,000	520,656
2.500%, 01/24/19	975,000	993,035
2.650%, 01/27/20	15,000	15,209
3.700%, 10/23/24	315,000	328,413
3.750%, 02/25/23	367,000	384,373
4.300%, 01/27/45	400,000	414,491
5.450%, 01/09/17	1,750,000	1,872,031
5.500%, 01/26/20	100,000	113,649
5.550%, 04/27/17	650,000	703,236
5.625%, 09/23/19	1,100,000	1,252,099
6.250%, 08/09/26	875,000	1,086,604
MUFG Union Bank N.A.
2.625%, 09/26/18	400,000	411,219
National City Bank
5.800%, 06/07/17	500,000	546,688
National City Bank of Indiana
4.250%, 07/01/18	250,000	268,812
Northern Trust Corp.
3.375%, 08/23/21	500,000	536,079
PNC Bank N.A.
2.700%, 11/01/22	560,000	557,363
4.200%, 11/01/25 (a)	250,000	272,605
6.875%, 04/01/18	350,000	401,373
PNC Financial Services Group, Inc. (The)
4.850%, 06/01/23 (c)	320,000	312,000
Royal Bank of Canada
0.850%, 03/08/16 (a)	270,000	270,726
1.500%, 01/16/18	460,000	462,829
2.200%, 07/27/18	750,000	765,807
2.875%, 04/19/16	500,000	510,866
Royal Bank of Scotland Group plc (The)
6.125%, 01/11/21	35,000	41,766
Santander UK plc
5.000%, 11/07/23 (144A)	225,000	242,295
Skandinaviska Enskilda Banken AB
1.750%, 03/19/18 (144A)	445,000	446,540
2.375%, 11/20/18 (144A)	400,000	407,632

Banks—(Continued)
Standard Chartered plc
5.200%, 01/26/24 (144A) (a)	350,000	379,678
State Street Bank and Trust Co.
5.250%, 10/15/18	215,000	240,043
State Street Corp.
3.100%, 05/15/23	90,000	91,036
3.300%, 12/16/24	431,000	448,087
3.700%, 11/20/23	369,000	396,641
SunTrust Bank
2.750%, 05/01/23	300,000	298,078
SunTrust Banks, Inc.
0.555%, 04/01/15 (c)	377,000	377,000
2.350%, 11/01/18	113,000	114,756
6.000%, 09/11/17	150,000	165,884
Svenska Handelsbanken AB
1.625%, 03/21/18	250,000	251,090
Swedbank AB
1.750%, 03/12/18 (144A)	875,000	877,874
Toronto-Dominion Bank (The)
1.400%, 04/30/18	463,000	463,154
U.S. Bancorp
2.200%, 11/15/16	175,000	178,675
U.S. Bank N.A.
2.800%, 01/27/25	440,000	439,644
4.800%, 04/15/15	200,000	200,213
UBS AG
2.350%, 03/26/20	570,000	571,016
2.375%, 08/14/19	645,000	650,144
4.875%, 08/04/20	250,000	283,147
Wachovia Corp.
6.605%, 10/01/25	222,000	275,460
Wells Fargo & Co.
4.100%, 06/03/26	161,000	169,866
4.125%, 08/15/23	195,000	208,142
4.480%, 01/16/24	55,000	59,694
4.650%, 11/04/44	1,050,000	1,126,155
5.375%, 11/02/43	350,000	412,292
5.625%, 12/11/17	700,000	777,741
5.875%, 06/15/25 (c)	269,000	284,521
7.980%, 03/15/18 (c)	300,000	328,500
Wells Fargo Bank N.A.
6.000%, 11/15/17	1,229,000	1,373,148
Westpac Banking Corp.
1.027%, 09/25/15 (c)	200,000	200,673
1.200%, 05/19/17 (a)	505,000	505,535
4.875%, 11/19/19	400,000	449,657

		85,555,092

Beverages—0.5%
Anheuser-Busch Cos. LLC
5.750%, 04/01/36	60,000	73,956
5.950%, 01/15/33	100,000	127,019
6.750%, 12/15/27	65,000	83,483
6.800%, 08/20/32	420,000	571,796

MIST-130

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Beverages—(Continued)
Anheuser-Busch InBev Finance, Inc.
2.625%, 01/17/23	1,195,000	$1,178,037
Anheuser-Busch InBev Worldwide, Inc.
2.500%, 07/15/22	437,000	431,133
5.375%, 01/15/20	830,000	956,050
6.375%, 01/15/40	300,000	393,277
8.000%, 11/15/39	50,000	77,418
Brown-Forman Corp.
1.000%, 01/15/18	122,000	120,524
Coca-Cola Co. (The)
7.375%, 07/29/93	100,000	158,892
Coca-Cola Refreshments USA, Inc.
7.000%, 05/15/98	100,000	146,278
8.000%, 09/15/22	324,000	434,673
Diageo Capital plc
2.625%, 04/29/23	105,000	104,438
4.828%, 07/15/20	250,000	283,989
4.850%, 05/15/18	46,000	50,350
Diageo Investment Corp.
2.875%, 05/11/22	200,000	203,811
7.450%, 04/15/35	70,000	103,580
Dr Pepper Snapple Group, Inc.
2.000%, 01/15/20 (a)	92,000	91,351
Heineken NV
4.000%, 10/01/42 (144A)	575,000	570,413
Molson Coors Brewing Co.
2.000%, 05/01/17	200,000	202,489
5.000%, 05/01/42	200,000	212,360
PepsiCo, Inc.
0.471%, 02/26/16 (c)	341,000	341,386
4.250%, 10/22/44	285,000	303,874
4.500%, 01/15/20	276,000	309,613
5.000%, 06/01/18	250,000	277,055
5.500%, 01/15/40	150,000	187,387
SABMiller plc
6.500%, 07/15/18 (144A)	250,000	286,220
6.625%, 08/15/33 (144A)	150,000	195,345

		8,476,197

Biotechnology—0.3%
Amgen, Inc.
3.625%, 05/22/24	500,000	525,823
3.875%, 11/15/21	575,000	618,701
5.150%, 11/15/41	75,000	86,382
5.375%, 05/15/43	158,000	188,504
5.650%, 06/15/42	210,000	257,346
6.375%, 06/01/37	500,000	646,519
6.400%, 02/01/39	100,000	129,709
6.900%, 06/01/38	100,000	138,091
Celgene Corp.
2.300%, 08/15/18	315,000	319,553
3.250%, 08/15/22	174,000	177,898
4.000%, 08/15/23	800,000	863,078
Gilead Sciences, Inc.
3.500%, 02/01/25	230,000	242,543
3.700%, 04/01/24	835,000	891,616

Biotechnology—(Continued)
Gilead Sciences, Inc.
4.400%, 12/01/21	125,000	139,715
4.500%, 04/01/21	100,000	112,386
4.500%, 02/01/45	145,000	160,140
4.800%, 04/01/44	60,000	69,143

		5,567,147

Building Materials—0.0%
CRH America, Inc.
6.000%, 09/30/16	150,000	159,978

Chemicals—0.4%
Agrium, Inc.
3.375%, 03/15/25	390,000	390,013
CF Industries, Inc.
4.950%, 06/01/43 (a)	65,000	68,691
5.375%, 03/15/44	100,000	112,356
Dow Chemical Co. (The)
2.500%, 02/15/16	370,000	375,501
3.000%, 11/15/22	54,000	54,466
4.125%, 11/15/21	55,000	59,768
4.625%, 10/01/44	190,000	198,613
5.250%, 11/15/41	300,000	337,409
8.550%, 05/15/19	45,000	56,341
Ecolab, Inc.
1.450%, 12/08/17	70,000	69,983
4.350%, 12/08/21	290,000	319,554
EI du Pont de Nemours & Co.
6.500%, 01/15/28	40,000	51,988
LYB International Finance B.V.
4.875%, 03/15/44	220,000	236,314
LyondellBasell Industries NV
5.000%, 04/15/19	500,000	551,382
Monsanto Co.
1.150%, 06/30/17	325,000	326,295
3.375%, 07/15/24	100,000	103,955
Mosaic Co. (The)
4.250%, 11/15/23	177,000	188,765
4.875%, 11/15/41	100,000	105,645
Mosaic Global Holdings, Inc.
7.300%, 01/15/28	23,000	28,483
7.375%, 08/01/18	800,000	915,729
Potash Corp. of Saskatchewan, Inc.
5.875%, 12/01/36	400,000	503,341
PPG Industries, Inc.
3.600%, 11/15/20 (a)	155,000	163,572
Praxair, Inc.
3.000%, 09/01/21	30,000	31,326
4.050%, 03/15/21	300,000	329,952
Union Carbide Corp.
7.500%, 06/01/25	701,000	909,952
7.750%, 10/01/96	100,000	135,055
7.875%, 04/01/23	30,000	37,929

		6,662,378

MIST-131

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—0.1%
ADT Corp. (The)
3.500%, 07/15/22 (a)	423,000	$384,930
4.125%, 06/15/23 (a)	27,000	25,245
4.875%, 07/15/42	200,000	160,000
California Institute of Technology
4.700%, 11/01/2111	165,000	180,571
ERAC USA Finance LLC
1.400%, 04/15/16 (144A)	11,000	11,035
3.300%, 10/15/22 (144A)	100,000	101,674
6.700%, 06/01/34 (144A)	500,000	642,205
HPHT Finance 15, Ltd.
2.250%, 03/17/18 (144A)	240,000	240,830
2.875%, 03/17/20 (144A)	255,000	257,603
University of Pennsylvania
4.674%, 09/01/2112	254,000	282,603

		2,286,696

Computers—0.4%
Apple, Inc.
0.503%, 05/03/18 (c)	305,000	305,837
2.150%, 02/09/22	1,005,000	991,991
2.850%, 05/06/21	1,112,000	1,158,624
3.450%, 02/09/45	170,000	161,371
3.850%, 05/04/43	543,000	551,576
EMC Corp.
3.375%, 06/01/23	620,000	644,481
Hewlett-Packard Co.
3.750%, 12/01/20	150,000	157,705
4.300%, 06/01/21	118,000	126,785
HP Enterprise Services LLC
7.450%, 10/15/29	138,000	174,774
International Business Machines Corp.
1.625%, 05/15/20	105,000	103,591
3.375%, 08/01/23	285,000	297,096
3.625%, 02/12/24	855,000	907,917
6.220%, 08/01/27	1,000,000	1,290,128
7.625%, 10/15/18	300,000	362,182

		7,234,058

Cosmetics/Personal Care—0.1%
Procter & Gamble Co. (The)
1.900%, 11/01/19	288,000	291,908
5.500%, 02/01/34	117,000	152,704
5.800%, 08/15/34	300,000	406,218
8.000%, 10/26/29	160,000	240,578

		1,091,408

Diversified Financial Services—1.1%
AIG Global Funding
1.650%, 12/15/17 (144A)	310,000	311,731
Air Lease Corp.
3.375%, 01/15/19 (a)	410,000	418,200
American Express Co.
1.550%, 05/22/18	158,000	157,981

Diversified Financial Services—(Continued)
American Express Co.
3.625%, 12/05/24	250,000	256,741
7.000%, 03/19/18	250,000	288,830
American Express Credit Corp.
1.300%, 07/29/16	811,000	815,659
1.750%, 06/12/15	200,000	200,405
2.750%, 09/15/15	150,000	151,456
Ameriprise Financial, Inc.
4.000%, 10/15/23	600,000	648,860
5.650%, 11/15/15	144,000	148,207
BlackRock, Inc.
3.375%, 06/01/22	55,000	57,878
3.500%, 03/18/24	45,000	47,646
6.250%, 09/15/17	250,000	280,654
Blackstone Holdings Finance Co. LLC
5.875%, 03/15/21 (144A)	250,000	292,780
Capital One Bank USA N.A.
2.250%, 02/13/19	435,000	437,303
3.375%, 02/15/23	935,000	946,965
Charles Schwab Corp. (The)
4.450%, 07/22/20	400,000	447,992
CME Group, Inc.
3.000%, 09/15/22	300,000	310,969
Credit Suisse USA, Inc.
5.125%, 08/15/15 (a)	500,000	508,379
General Electric Capital Corp.
1.500%, 07/12/16	1,000,000	1,010,650
1.600%, 11/20/17	350,000	353,338
1.625%, 04/02/18	245,000	246,832
2.100%, 12/11/19	35,000	35,673
2.200%, 01/09/20	715,000	722,889
4.375%, 09/16/20	520,000	577,255
5.500%, 01/08/20	1,500,000	1,736,853
5.625%, 09/15/17	500,000	552,897
6.000%, 08/07/19	1,000,000	1,168,180
6.250%, 12/15/22 (c)	500,000	562,500
6.750%, 03/15/32	1,000,000	1,383,149
HSBC Finance Corp.
0.692%, 06/01/16 (c)	100,000	99,853
Intercontinental Exchange, Inc.
4.000%, 10/15/23	118,000	127,516
Invesco Finance plc
5.375%, 11/30/43	75,000	92,512
Jefferies Group LLC
5.125%, 04/13/18	75,000	78,848
6.875%, 04/15/21	250,000	282,680
8.500%, 07/15/19	125,000	149,501
MassMutual Global Funding II
2.000%, 04/05/17 (144A)	250,000	253,799
National Rural Utilities Cooperative Finance Corp.
2.850%, 01/27/25	340,000	342,629
8.000%, 03/01/32	400,000	595,920
10.375%, 11/01/18	40,000	51,825
Synchrony Financial
2.700%, 02/03/20	225,000	225,978

MIST-132

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Synchrony Financial
3.750%, 08/15/21	430,000	$445,912
4.250%, 08/15/24	155,000	162,099

		17,987,924

Electric—2.1%
Alabama Power Co.
3.750%, 03/01/45	235,000	239,324
4.150%, 08/15/44	35,000	37,881
5.500%, 10/15/17	147,000	162,406
5.700%, 02/15/33	150,000	193,345
American Electric Power Co., Inc.
1.650%, 12/15/17	119,000	119,691
Appalachian Power Co.
3.400%, 05/24/15	75,000	75,280
5.800%, 10/01/35	150,000	188,408
Arizona Public Service Co.
8.750%, 03/01/19	165,000	207,873
Atlantic City Electric Co.
7.750%, 11/15/18	135,000	162,573
Baltimore Gas & Electric Co.
2.800%, 08/15/22	143,000	145,582
3.350%, 07/01/23	460,000	483,526
Berkshire Hathaway Energy Co.
3.500%, 02/01/25	270,000	281,171
4.500%, 02/01/45	245,000	266,715
5.150%, 11/15/43	140,000	166,789
CenterPoint Energy Houston Electric LLC
5.600%, 07/01/23	381,000	447,049
6.950%, 03/15/33	100,000	142,678
Cleveland Electric Illuminating Co. (The)
5.500%, 08/15/24	187,000	225,159
7.880%, 11/01/17	315,000	366,489
CMS Energy Corp.
3.875%, 03/01/24	138,000	147,552
Commonwealth Edison Co.
4.600%, 08/15/43	250,000	290,835
5.875%, 02/01/33 (a)	150,000	196,261
6.450%, 01/15/38	175,000	246,541
Consolidated Edison Co. of New York, Inc.
3.300%, 12/01/24	280,000	294,204
3.950%, 03/01/43	300,000	309,614
4.625%, 12/01/54	205,000	230,212
5.700%, 12/01/36	300,000	377,783
5.850%, 04/01/18	180,000	203,558
Consumers Energy Co.
3.125%, 08/31/24 (a)	300,000	310,033
3.950%, 05/15/43 (a)	200,000	211,636
5.650%, 04/15/20	350,000	407,972
Detroit Edison Co.
5.450%, 02/15/35	30,000	37,744
Dominion Resources, Inc.
4.450%, 03/15/21	411,000	454,867
4.700%, 12/01/44	265,000	295,137

Electric—(Continued)
Dominion Resources, Inc.
5.250%, 08/01/33	400,000	461,167
5.750%, 10/01/54 (c)	315,000	336,514
DTE Electric Co.
3.375%, 03/01/25	250,000	263,922
3.700%, 03/15/45	260,000	265,295
5.700%, 10/01/37	250,000	327,317
DTE Energy Co.
3.850%, 12/01/23	137,000	146,205
Duke Energy Carolinas LLC
4.300%, 06/15/20	538,000	599,143
6.000%, 12/01/28	200,000	256,176
6.000%, 01/15/38	60,000	81,582
Duke Energy Corp.
0.651%, 04/03/17 (c)	108,000	108,235
3.050%, 08/15/22	415,000	427,588
3.750%, 04/15/24	430,000	460,277
6.250%, 06/15/18 (a)	375,000	428,472
Duke Energy Progress, Inc.
4.150%, 12/01/44	305,000	333,154
6.125%, 09/15/33	500,000	639,303
EDP Finance B.V.
4.125%, 01/15/20 (144A)	335,000	346,725
Electricite de France S.A.
2.150%, 01/22/19 (144A) (a)	240,000	243,138
4.875%, 01/22/44 (144A) (a)	165,000	186,991
Entergy Arkansas, Inc.
3.050%, 06/01/23	51,000	52,112
Eversource Energy
3.150%, 01/15/25	380,000	383,770
Exelon Generation Co. LLC
2.950%, 01/15/20	260,000	264,386
FirstEnergy Solutions Corp.
6.800%, 08/15/39	180,000	192,088
Florida Power & Light Co.
4.050%, 10/01/44	190,000	206,242
4.950%, 06/01/35	300,000	358,234
5.625%, 04/01/34	110,000	142,523
Hydro-Quebec
8.400%, 01/15/22	165,000	223,991
Indiana Michigan Power Co.
3.200%, 03/15/23	250,000	256,728
ITC Holdings Corp.
3.650%, 06/15/24	285,000	295,382
Jersey Central Power & Light Co.
6.150%, 06/01/37	100,000	122,128
Kansas City Power & Light Co.
3.150%, 03/15/23	100,000	100,846
6.375%, 03/01/18	150,000	170,414
7.150%, 04/01/19	250,000	299,817
Kansas Gas & Electric Co.
4.300%, 07/15/44 (144A) (a)	190,000	212,152
LG&E and KU Energy LLC
2.125%, 11/15/15	235,000	236,534
Louisville Gas & Electric Co.
5.125%, 11/15/40	125,000	158,217

MIST-133

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Metropolitan Edison Co.
3.500%, 03/15/23 (144A)	220,000	$224,141
4.000%, 04/15/25 (144A)	230,000	240,258
MidAmerican Energy Co.
3.700%, 09/15/23 (a)	300,000	326,783
Mississippi Power Co.
4.250%, 03/15/42	145,000	150,009
Nevada Power Co.
6.500%, 08/01/18	425,000	491,734
6.650%, 04/01/36	150,000	211,904
NextEra Energy Capital Holdings, Inc.
1.200%, 06/01/15	49,000	49,003
1.339%, 09/01/15	95,000	95,265
2.400%, 09/15/19	159,000	160,865
7.875%, 12/15/15	100,000	104,757
Niagara Mohawk Power Corp.
3.508%, 10/01/24 (144A)	200,000	210,119
4.278%, 10/01/34 (144A)	264,000	288,005
Nisource Finance Corp.
4.800%, 02/15/44	280,000	314,781
5.450%, 09/15/20	1,075,000	1,237,480
6.250%, 12/15/40	75,000	99,759
6.800%, 01/15/19	227,000	267,118
Northern States Power Co.
2.150%, 08/15/22 (a)	500,000	492,299
NorthWestern Corp.
4.176%, 11/15/44	200,000	217,856
Oglethorpe Power Corp.
4.550%, 06/01/44	60,000	65,229
5.375%, 11/01/40	115,000	139,575
Oklahoma Gas & Electric Co.
4.550%, 03/15/44	170,000	196,425
Oncor Electric Delivery Co. LLC
2.150%, 06/01/19	240,000	241,766
2.950%, 04/01/25 (144A)	60,000	60,574
3.750%, 04/01/45 (144A)	65,000	65,135
Pacific Gas & Electric Co.
2.450%, 08/15/22	91,000	89,614
3.250%, 06/15/23	300,000	310,053
3.400%, 08/15/24	415,000	432,609
4.300%, 03/15/45	60,000	64,568
4.750%, 02/15/44	140,000	161,341
5.800%, 03/01/37	255,000	323,788
6.050%, 03/01/34	250,000	326,618
PacifiCorp
2.950%, 02/01/22	570,000	589,961
5.500%, 01/15/19	65,000	73,894
5.900%, 08/15/34	15,000	19,801
6.100%, 08/01/36	116,000	156,321
6.250%, 10/15/37	260,000	357,370
7.700%, 11/15/31	40,000	60,217
Peco Energy Co.
2.375%, 09/15/22	250,000	248,406
5.350%, 03/01/18	530,000	590,783
PPL Capital Funding, Inc.
3.500%, 12/01/22	570,000	594,133

Electric—(Continued)
PPL Electric Utilities Corp.
2.500%, 09/01/22	86,000	85,688
4.750%, 07/15/43	42,000	49,539
Progress Energy, Inc.
7.000%, 10/30/31	325,000	439,484
PSEG Power LLC
4.150%, 09/15/21	110,000	117,625
4.300%, 11/15/23	74,000	79,623
5.320%, 09/15/16	45,000	47,711
5.500%, 12/01/15	428,000	440,901
Public Service Co. of Colorado
2.250%, 09/15/22	47,000	46,573
3.950%, 03/15/43	200,000	217,145
5.125%, 06/01/19	150,000	170,713
5.800%, 08/01/18	130,000	147,900
Public Service Co. of New Hampshire
3.500%, 11/01/23	55,000	58,566
6.000%, 05/01/18	410,000	461,479
Public Service Co. of Oklahoma
5.150%, 12/01/19	50,000	56,454
6.625%, 11/15/37	100,000	137,652
Public Service Electric & Gas Co.
3.650%, 09/01/42	56,000	57,090
Puget Sound Energy, Inc.
6.974%, 06/01/67 (c)	450,000	457,312
San Diego Gas & Electric Co.
5.350%, 05/15/35	100,000	125,078
6.000%, 06/01/26	100,000	127,236
South Carolina Electric & Gas Co.
4.500%, 06/01/64	69,000	74,529
Southern California Edison Co.
2.400%, 02/01/22	715,000	716,293
3.500%, 10/01/23	239,000	255,300
3.600%, 02/01/45	180,000	180,702
4.650%, 04/01/15	150,000	150,000
4.650%, 10/01/43	200,000	236,095
Southern Power Co.
4.875%, 07/15/15	319,000	322,862
5.150%, 09/15/41	235,000	275,511
5.250%, 07/15/43	140,000	163,199
Southwestern Electric Power Co.
3.900%, 04/01/45	410,000	405,462
TECO Finance, Inc.
6.572%, 11/01/17 (a)	150,000	165,776
Toledo Edison Co. (The)
6.150%, 05/15/37	250,000	311,907
7.250%, 05/01/20	15,000	18,139
Trans-Allegheny Interstate Line Co.
3.850%, 06/01/25 (144A)	300,000	313,358
Tri-State Generation & Transmission Association, Inc.
4.700%, 11/01/44 (144A)	150,000	166,775
Virginia Electric & Power Co.
1.200%, 01/15/18	33,000	32,936
3.450%, 02/15/24	122,000	129,468

MIST-134

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Xcel Energy, Inc.
0.750%, 05/09/16	95,000	$95,021
4.700%, 05/15/20	245,000	274,289

		35,474,364

Electrical Components & Equipment—0.0%
Emerson Electric Co.
5.250%, 10/15/18	375,000	421,109
6.000%, 08/15/32	70,000	91,939

		513,048

Electronics—0.1%
Arrow Electronics, Inc.
3.000%, 03/01/18	26,000	26,675
6.000%, 04/01/20	250,000	284,933
7.500%, 01/15/27	361,000	444,032
Honeywell International, Inc.
5.300%, 03/15/17	105,000	114,080
Koninklijke Philips NV
3.750%, 03/15/22	100,000	104,608
6.875%, 03/11/38	100,000	134,832
Thermo Fisher Scientific, Inc.
1.300%, 02/01/17	176,000	176,097
4.150%, 02/01/24	103,000	111,210

		1,396,467

Engineering & Construction—0.0%
ABB Finance USA, Inc.
1.625%, 05/08/17	165,000	166,718
2.875%, 05/08/22	100,000	102,034

		268,752

Environmental Control—0.1%
Republic Services, Inc.
5.500%, 09/15/19	600,000	680,234
6.086%, 03/15/35	230,000	292,235
Waste Management, Inc.
2.900%, 09/15/22	354,000	356,543
3.900%, 03/01/35	42,000	43,046

		1,372,058

Food—0.5%
ConAgra Foods, Inc.
2.100%, 03/15/18	21,000	21,087
3.250%, 09/15/22	200,000	200,270
4.650%, 01/25/43	75,000	75,246
6.625%, 08/15/39	125,000	157,794
7.125%, 10/01/26	40,000	50,813
General Mills, Inc.
3.150%, 12/15/21	244,000	252,791
5.700%, 02/15/17	500,000	541,923
J Sainsbury plc
1.250%, 11/21/19 (GBP)	800,000	1,252,583

Food—(Continued)
J.M. Smucker Co. (The)
3.500%, 03/15/25 (144A)	280,000	287,844
Kellogg Co.
4.000%, 12/15/20	64,000	69,291
7.450%, 04/01/31	500,000	674,553
Kraft Foods Group, Inc.
5.000%, 06/04/42	130,000	143,861
6.125%, 08/23/18	590,000	669,907
6.875%, 01/26/39	300,000	399,235
Kroger Co. (The)
0.787%, 10/17/16 (c)	700,000	701,333
2.300%, 01/15/19	70,000	71,017
3.850%, 08/01/23	235,000	250,450
6.400%, 08/15/17	100,000	111,500
7.700%, 06/01/29	110,000	153,528
8.000%, 09/15/29	400,000	563,366
Mondelez International, Inc.
4.000%, 02/01/24	445,000	481,931
Sysco Corp.
2.350%, 10/02/19	200,000	204,625
4.350%, 10/02/34	200,000	210,113
Tyson Foods, Inc.
2.650%, 08/15/19	96,000	98,299
4.875%, 08/15/34	250,000	281,842

		7,925,202

Gas—0.2%
AGL Capital Corp.
5.875%, 03/15/41	147,000	192,426
6.000%, 10/01/34	250,000	326,523
6.375%, 07/15/16	450,000	479,792
Atmos Energy Corp.
6.350%, 06/15/17	355,000	393,896
8.500%, 03/15/19	350,000	434,761
CenterPoint Energy Resources Corp.
5.850%, 01/15/41	246,000	307,790
Dominion Gas Holdings LLC
2.500%, 12/15/19	160,000	163,089
3.600%, 12/15/24 (a)	225,000	236,094
Sempra Energy
2.400%, 03/15/20	120,000	121,332
2.875%, 10/01/22	640,000	639,818
3.550%, 06/15/24	170,000	178,026
6.500%, 06/01/16	350,000	372,356
9.800%, 02/15/19	200,000	257,452

		4,103,355

Healthcare-Products—0.4%
Baxter International, Inc.
1.850%, 06/15/18	57,000	57,381
2.400%, 08/15/22	112,000	108,136
4.500%, 08/15/19	125,000	138,552
5.900%, 09/01/16	300,000	320,296
6.250%, 12/01/37	115,000	153,548

MIST-135

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Products—(Continued)
Becton Dickinson & Co.
2.675%, 12/15/19	386,000	$394,267
3.734%, 12/15/24	230,000	240,718
4.685%, 12/15/44	380,000	412,954
Covidien International Finance S.A.
6.000%, 10/15/17	200,000	223,042
CR Bard, Inc.
1.375%, 01/15/18	250,000	248,587
Life Technologies Corp.
3.500%, 01/15/16 (a)	300,000	305,899
Medtronic, Inc.
3.150%, 03/15/22 (144A)	1,720,000	1,785,986
3.625%, 03/15/24	332,000	352,499
4.375%, 03/15/35 (144A)	375,000	407,791
4.625%, 03/15/45 (144A)	515,000	583,738
Zimmer Holdings, Inc.
2.000%, 04/01/18	525,000	529,200
3.550%, 04/01/25	290,000	296,015
4.450%, 08/15/45	115,000	119,103

		6,677,712

Healthcare-Services—0.5%
Aetna, Inc.
3.500%, 11/15/24	250,000	260,773
3.950%, 09/01/20	416,000	453,105
4.125%, 06/01/21	500,000	544,145
Anthem, Inc.
2.300%, 07/15/18	510,000	517,436
3.125%, 05/15/22	100,000	101,375
3.300%, 01/15/23	35,000	35,554
5.100%, 01/15/44	360,000	412,913
5.950%, 12/15/34	700,000	885,525
Cigna Corp.
4.000%, 02/15/22	240,000	261,638
5.125%, 06/15/20	330,000	377,245
Howard Hughes Medical Institute
3.500%, 09/01/23	800,000	851,579
Kaiser Foundation Hospitals
3.500%, 04/01/22	765,000	782,938
Laboratory Corp. of America Holdings
3.200%, 02/01/22	215,000	217,657
Quest Diagnostics, Inc.
6.400%, 07/01/17	150,000	168,641
Roche Holdings, Inc.
2.250%, 09/30/19 (144A)	300,000	304,391
UnitedHealth Group, Inc.
2.750%, 02/15/23	46,000	46,444
2.875%, 12/15/21	400,000	410,630
2.875%, 03/15/23	300,000	307,310
3.950%, 10/15/42	250,000	255,943
4.700%, 02/15/21	64,000	72,880
5.375%, 03/15/16	77,000	80,408
5.800%, 03/15/36	225,000	290,026
6.625%, 11/15/37	175,000	249,598

		7,888,154

Holding Companies-Diversified—0.0%
Hutchison Whampoa International, Ltd.
2.000%, 11/08/17 (144A)	200,000	201,212
MUFG Americas Holdings Corp.
2.250%, 02/10/20	190,000	190,368
3.000%, 02/10/25	145,000	143,359

		534,939

Home Furnishings—0.0%
Samsung Electronics America, Inc.
1.750%, 04/10/17 (144A)	245,000	247,048

Household Products/Wares—0.0%
Kimberly-Clark Corp.
5.300%, 03/01/41	225,000	281,457
6.125%, 08/01/17	98,000	109,430

		390,887

Insurance—1.0%
ACE INA Holdings, Inc.
2.700%, 03/13/23	200,000	199,725
5.800%, 03/15/18 (a)	401,000	451,253
AIG SunAmerica Global Financing X
6.900%, 03/15/32 (144A)	1,335,000	1,882,027
Allstate Corp. (The)
3.150%, 06/15/23	173,000	178,693
American International Group, Inc.
3.875%, 01/15/35	75,000	75,375
4.500%, 07/16/44	330,000	354,228
6.400%, 12/15/20	670,000	811,581
Aon Corp.
3.125%, 05/27/16	100,000	102,552
3.500%, 09/30/15	155,000	157,102
5.000%, 09/30/20	200,000	225,200
Berkshire Hathaway Finance Corp.
1.300%, 05/15/18	129,000	129,397
3.000%, 05/15/22	400,000	416,012
4.300%, 05/15/43	125,000	136,456
Berkshire Hathaway, Inc.
1.900%, 01/31/17	200,000	203,971
4.500%, 02/11/43 (a)	210,000	236,934
CNA Financial Corp.
7.250%, 11/15/23	153,000	190,381
7.350%, 11/15/19	245,000	294,709
Five Corners Funding Trust
4.419%, 11/15/23 (144A)	120,000	128,739
Liberty Mutual Group, Inc.
5.000%, 06/01/21 (144A)	220,000	243,740
6.500%, 03/15/35 (144A)	300,000	376,671
Liberty Mutual Insurance Co.
8.500%, 05/15/25 (144A)	500,000	645,909
Lincoln National Corp.
6.250%, 02/15/20	375,000	441,825
Markel Corp.
3.625%, 03/30/23	275,000	283,582

MIST-136

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
Massachusetts Mutual Life Insurance Co.
8.875%, 06/01/39 (144A)	401,000	$657,878
Nationwide Mutual Insurance Co.
7.875%, 04/01/33 (144A)	200,000	280,991
8.250%, 12/01/31 (144A)	135,000	195,060
9.375%, 08/15/39 (144A)	138,000	222,665
New York Life Global Funding
1.950%, 02/11/20 (144A)	300,000	300,052
2.150%, 06/18/19 (144A)	365,000	368,651
2.450%, 07/14/16 (144A)	150,000	153,270
New York Life Insurance Co.
5.875%, 05/15/33 (144A)	400,000	505,323
Pacific Life Insurance Co.
9.250%, 06/15/39 (144A)	200,000	318,959
Pricoa Global Funding I
1.600%, 05/29/18 (144A)	617,000	617,491
2.200%, 05/16/19 (144A)	280,000	283,351
Principal Financial Group, Inc.
6.050%, 10/15/36	100,000	127,064
Principal Life Global Funding II
0.631%, 05/27/16 (144A) (a) (c)	500,000	501,078
2.200%, 04/08/20	510,000	510,775
Prudential Financial, Inc.
3.500%, 05/15/24	320,000	327,546
5.200%, 03/15/44 (c)	445,000	453,010
Prudential Insurance Co. of America (The)
8.300%, 07/01/25 (144A)	800,000	1,097,182
Swiss Re Capital I L.P.
6.854%, 05/25/16 (144A) (c)	100,000	105,000
Swiss Re Treasury U.S. Corp.
4.250%, 12/06/42 (144A)	120,000	128,369
Teachers Insurance & Annuity Association of America
4.900%, 09/15/44 (144A)	136,000	153,533
Travelers Cos., Inc. (The)
3.900%, 11/01/20	25,000	27,241
6.750%, 06/20/36	175,000	250,392
Travelers Property Casualty Corp.
6.375%, 03/15/33	100,000	135,986
Voya Financial, Inc.
2.900%, 02/15/18	565,000	582,971

		16,469,900

Internet—0.1%
Amazon.com, Inc.
2.500%, 11/29/22	300,000	294,870
2.600%, 12/05/19	267,000	273,485
4.800%, 12/05/34	189,000	207,271
4.950%, 12/05/44	90,000	98,187
eBay, Inc.
2.600%, 07/15/22	545,000	520,858
2.875%, 08/01/21 (a)	100,000	100,331

		1,495,002

Iron/Steel—0.1%
Glencore Funding LLC
4.625%, 04/29/24 (144A)	255,000	264,412
Nucor Corp.
4.000%, 08/01/23 (a)	90,000	94,436
5.200%, 08/01/43	198,000	222,802
5.850%, 06/01/18	550,000	614,695
Vale S.A.
5.625%, 09/11/42	270,000	233,658

		1,430,003

Machinery-Construction & Mining—0.1%
Caterpillar Financial Services Corp.
2.450%, 09/06/18 (a)	160,000	164,915
3.250%, 12/01/24	435,000	450,356
7.050%, 10/01/18	155,000	182,405
Caterpillar, Inc.
5.300%, 09/15/35	400,000	485,489
7.300%, 05/01/31	584,000	820,416

		2,103,581

Machinery-Diversified—0.1%
Deere & Co.
5.375%, 10/16/29	1,175,000	1,445,505
8.100%, 05/15/30	61,000	93,618
John Deere Capital Corp.
1.200%, 10/10/17	59,000	59,067
1.700%, 01/15/20	43,000	42,625
2.250%, 04/17/19	75,000	76,584
2.800%, 03/04/21	210,000	216,689
2.800%, 01/27/23	122,000	123,632

		2,057,720

Media—1.1%
21st Century Fox America, Inc.
5.400%, 10/01/43	150,000	182,640
6.650%, 11/15/37	110,000	148,335
7.125%, 04/08/28	220,000	282,097
7.250%, 05/18/18	265,000	309,871
7.280%, 06/30/28	400,000	528,196
7.300%, 04/30/28	218,000	282,743
7.625%, 11/30/28	100,000	135,561
CBS Corp.
2.300%, 08/15/19	500,000	500,076
3.700%, 08/15/24	265,000	272,875
Comcast Corp.
4.250%, 01/15/33	303,000	325,030
4.500%, 01/15/43	135,000	148,212
4.750%, 03/01/44	450,000	517,799
5.875%, 02/15/18	100,000	112,663
6.500%, 11/15/35	185,000	251,455
7.050%, 03/15/33	187,000	265,274
COX Communications, Inc.
6.450%, 12/01/36 (144A)	500,000	611,594

MIST-137

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
2.400%, 03/15/17	120,000	$122,153
3.500%, 03/01/16	80,000	81,760
3.800%, 03/15/22	541,000	560,739
3.950%, 01/15/25	51,000	52,544
4.450%, 04/01/24	325,000	347,097
4.600%, 02/15/21	100,000	109,348
5.000%, 03/01/21	625,000	695,656
5.150%, 03/15/42	155,000	161,986
Discovery Communications LLC
4.375%, 06/15/21	150,000	161,786
4.875%, 04/01/43	60,000	62,695
5.050%, 06/01/20	375,000	417,402
Grupo Televisa S.A.B.
8.500%, 03/11/32	100,000	140,579
Historic TW, Inc.
6.875%, 06/15/18	100,000	116,300
NBCUniversal Enterprise, Inc.
1.662%, 04/15/18 (144A)	160,000	161,039
NBCUniversal Media LLC
2.875%, 01/15/23	450,000	457,086
4.450%, 01/15/43	400,000	434,355
5.950%, 04/01/41	300,000	392,343
Sky plc
3.750%, 09/16/24 (144A)	310,000	320,492
TCI Communications, Inc.
7.875%, 02/15/26	996,000	1,409,036
Thomson Reuters Corp.
1.300%, 02/23/17	162,000	162,184
3.950%, 09/30/21	500,000	533,704
Time Warner Cable, Inc.
4.125%, 02/15/21	180,000	193,588
5.000%, 02/01/20	585,000	652,835
5.500%, 09/01/41	110,000	126,362
Time Warner Entertainment Co. L.P.
8.375%, 03/15/23 (a)	265,000	356,091
8.375%, 07/15/33	450,000	659,950
Time Warner, Inc.
4.050%, 12/15/23	286,000	306,120
4.650%, 06/01/44 (a)	275,000	296,245
4.750%, 03/29/21	500,000	558,253
5.350%, 12/15/43	90,000	105,020
6.200%, 03/15/40	205,000	262,064
6.500%, 11/15/36	385,000	499,643
7.625%, 04/15/31	350,000	489,377
Viacom, Inc.
3.250%, 03/15/23	44,000	43,425
4.250%, 09/01/23	900,000	950,845
4.375%, 03/15/43	280,000	261,041
6.125%, 10/05/17	400,000	442,898
6.875%, 04/30/36	375,000	463,763
Walt Disney Co. (The)
3.750%, 06/01/21	673,000	732,086

		19,174,311

Metal Fabricate/Hardware—0.0%
Precision Castparts Corp.
2.500%, 01/15/23	300,000	295,620

Mining—0.4%
Barrick Gold Corp.
3.850%, 04/01/22	100,000	97,786
5.250%, 04/01/42	140,000	135,139
BHP Billiton Finance USA, Ltd.
2.050%, 09/30/18 (a)	137,000	139,858
2.875%, 02/24/22	400,000	406,147
3.250%, 11/21/21	500,000	522,266
5.000%, 09/30/43	255,000	292,027
5.400%, 03/29/17	450,000	488,370
Freeport-McMoRan Corp.
9.500%, 06/01/31	500,000	631,703
Freeport-McMoRan, Inc.
3.875%, 03/15/23	250,000	231,602
4.550%, 11/14/24 (a)	1,552,000	1,491,242
5.450%, 03/15/43	24,000	21,511
Rio Tinto Finance USA plc
1.375%, 06/17/16	250,000	251,353
2.000%, 03/22/17	500,000	507,364
2.875%, 08/21/22 (a)	585,000	580,978
Rio Tinto Finance USA, Ltd.
7.125%, 07/15/28	280,000	374,618
Teck Resources, Ltd.
3.750%, 02/01/23 (a)	303,000	283,778
6.250%, 07/15/41	590,000	571,581
Xstrata Finance Canada, Ltd.
4.250%, 10/25/22 (144A) (a)	14,000	14,392
5.550%, 10/25/42 (144A)	135,000	142,111

		7,183,826

Miscellaneous Manufacturing—0.3%
Cooper U.S., Inc.
5.450%, 04/01/15	250,000	250,000
Eaton Corp.
7.650%, 11/15/29	100,000	145,416
General Electric Co.
2.700%, 10/09/22	148,000	150,531
3.375%, 03/11/24	218,000	230,596
4.125%, 10/09/42	205,000	216,368
4.500%, 03/11/44	505,000	566,866
Honeywell, Inc.
6.625%, 06/15/28	250,000	339,299
Illinois Tool Works, Inc.
3.900%, 09/01/42	200,000	206,139
6.250%, 04/01/19	172,000	200,136
Ingersoll-Rand Co.
6.443%, 11/15/27	300,000	372,032
Ingersoll-Rand Global Holding Co., Ltd.
4.250%, 06/15/23	135,000	144,142
6.875%, 08/15/18	272,000	316,068
Parker-Hannifin Corp.
3.300%, 11/21/24	114,000	119,683
6.550%, 07/15/18	500,000	576,165

MIST-138

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Miscellaneous Manufacturing—(Continued)
Siemens Financieringsmaatschappij NV
5.750%, 10/17/16 (144A)	230,000	$247,323
Textron, Inc.
3.875%, 03/01/25	170,000	175,618
Tyco International Finance S.A.
8.500%, 01/15/19	142,000	172,660

		4,429,042

Office/Business Equipment—0.0%
Xerox Corp.
4.800%, 03/01/35	185,000	181,428
6.750%, 02/01/17	100,000	109,368

		290,796

Oil & Gas—1.8%
Alberta Energy Co., Ltd.
7.375%, 11/01/31	500,000	601,768
Anadarko Petroleum Corp.
3.450%, 07/15/24 (a)	470,000	470,748
5.950%, 09/15/16	280,000	298,700
6.375%, 09/15/17	240,000	267,031
Apache Corp.
3.625%, 02/01/21	750,000	787,704
4.750%, 04/15/43	100,000	104,516
5.100%, 09/01/40	300,000	321,231
6.000%, 01/15/37	150,000	179,067
BP Capital Markets plc
1.375%, 11/06/17	40,000	39,981
2.237%, 05/10/19	333,000	336,586
2.241%, 09/26/18	650,000	660,740
2.750%, 05/10/23	335,000	326,794
3.062%, 03/17/22	285,000	289,939
3.245%, 05/06/22	340,000	350,114
4.500%, 10/01/20	600,000	665,544
4.742%, 03/11/21	500,000	558,061
Burlington Resources Finance Co.
7.400%, 12/01/31	300,000	423,650
Canadian Natural Resources, Ltd.
1.750%, 01/15/18	188,000	187,069
3.800%, 04/15/24	111,000	111,090
5.850%, 02/01/35	405,000	443,729
7.200%, 01/15/32	200,000	243,921
Canadian Oil Sands, Ltd.
6.000%, 04/01/42 (144A)	64,000	57,793
Cenovus Energy, Inc.
3.000%, 08/15/22	50,000	47,362
3.800%, 09/15/23	500,000	496,451
5.700%, 10/15/19	325,000	362,280
Chevron Corp.
1.365%, 03/02/18	250,000	251,218
1.718%, 06/24/18	110,000	111,394
2.355%, 12/05/22	330,000	326,012
3.191%, 06/24/23	900,000	937,441
CNOOC Nexen Finance 2014 ULC
4.250%, 04/30/24	208,000	221,120

Oil & Gas—(Continued)
ConocoPhillips
6.000%, 01/15/20	325,000	383,071
ConocoPhillips Holding Co.
6.950%, 04/15/29	225,000	307,455
Devon Energy Corp.
3.250%, 05/15/22	80,000	80,815
4.750%, 05/15/42	243,000	259,887
7.950%, 04/15/32	235,000	323,191
Devon Financing Corp. LLC
7.875%, 09/30/31	250,000	340,761
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43 (a)	228,000	190,742
Ecopetrol S.A.
5.875%, 05/28/45	300,000	279,135
Encana Corp.
5.150%, 11/15/41	160,000	163,779
Ensco plc
4.700%, 03/15/21	603,000	609,469
5.200%, 03/15/25	105,000	105,163
EOG Resources, Inc.
2.625%, 03/15/23 (a)	73,000	72,925
5.875%, 09/15/17	50,000	55,449
6.875%, 10/01/18	120,000	140,775
Exxon Mobil Corp.
3.567%, 03/06/45	149,000	154,495
Hess Corp.
7.875%, 10/01/29	175,000	226,010
Kerr-McGee Corp.
7.875%, 09/15/31	1,000,000	1,362,398
Marathon Oil Corp.
6.000%, 10/01/17	400,000	444,140
6.800%, 03/15/32	727,000	892,986
Marathon Petroleum Corp.
3.625%, 09/15/24	241,000	243,747
Nabors Industries, Inc.
2.350%, 09/15/16	200,000	199,424
5.000%, 09/15/20 (a)	225,000	224,075
Nexen Energy ULC
5.875%, 03/10/35	270,000	320,151
Noble Energy, Inc.
3.900%, 11/15/24	122,000	124,116
5.050%, 11/15/44	107,000	112,273
5.250%, 11/15/43	390,000	407,575
6.000%, 03/01/41	215,000	242,021
Noble Holding International, Ltd.
4.000%, 03/16/18	73,000	73,404
5.250%, 03/15/42 (a)	250,000	191,907
6.050%, 03/01/41 (a)	300,000	256,061
6.950%, 04/01/45	218,000	206,635
Occidental Petroleum Corp.
1.750%, 02/15/17	500,000	506,075
8.450%, 02/15/29	135,000	195,039
Petro-Canada
5.350%, 07/15/33	165,000	184,347
Petrobras Global Finance B.V.
2.631%, 03/17/17 (c)	525,000	482,947

MIST-139

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Petrobras Global Finance B.V.
4.375%, 05/20/23	84,000	$71,828
6.750%, 01/27/41	330,000	292,169
Petroleos Mexicanos
4.875%, 01/18/24	250,000	264,625
5.500%, 06/27/44 (144A)	66,000	66,578
Phillips 66
4.875%, 11/15/44	405,000	433,725
Shell International Finance B.V.
2.375%, 08/21/22	440,000	438,392
3.400%, 08/12/23	350,000	370,234
3.625%, 08/21/42	25,000	24,664
4.550%, 08/12/43	350,000	396,730
5.200%, 03/22/17	500,000	541,568
5.500%, 03/25/40	86,000	109,145
Sinopec Group Overseas Development 2013, Ltd.
4.375%, 10/17/23 (144A)	582,000	630,018
Statoil ASA
1.200%, 01/17/18	25,000	24,929
5.100%, 08/17/40	100,000	120,151
7.250%, 09/23/27	205,000	285,168
Suncor Energy, Inc.
3.600%, 12/01/24	137,000	139,751
5.950%, 12/01/34	100,000	119,386
6.100%, 06/01/18	805,000	906,813
7.150%, 02/01/32	100,000	131,184
Talisman Energy, Inc.
5.850%, 02/01/37	190,000	195,236
7.750%, 06/01/19	350,000	403,878
Tosco Corp.
8.125%, 02/15/30	526,000	774,849
Total Capital Canada, Ltd.
2.750%, 07/15/23	1,229,000	1,224,530
Total Capital International S.A.
2.700%, 01/25/23 (a)	555,000	553,081
2.875%, 02/17/22 (a)	70,000	71,693
Total Capital S.A.
4.450%, 06/24/20	190,000	212,253
Transocean, Inc.
3.800%, 10/15/22 (a)	33,000	24,080
6.375%, 12/15/21 (a)	280,000	235,550
6.500%, 11/15/20 (a)	365,000	306,144
7.375%, 04/15/18	75,000	72,938
7.500%, 04/15/31	55,000	41,250
Valero Energy Corp.
3.650%, 03/15/25	180,000	184,083
4.900%, 03/15/45	95,000	98,215

		30,606,335

Oil & Gas Services—0.2%
Baker Hughes, Inc.
6.875%, 01/15/29	153,000	196,707
Cameron International Corp.
6.375%, 07/15/18	80,000	89,665

Oil & Gas Services—(Continued)
Halliburton Co.
3.500%, 08/01/23	714,000	741,534
6.700%, 09/15/38	350,000	470,852
National Oilwell Varco, Inc.
1.350%, 12/01/17	29,000	28,746
2.600%, 12/01/22	200,000	196,523
Schlumberger Investment S.A.
1.250%, 08/01/17 (144A)	643,000	643,460
3.650%, 12/01/23	358,000	381,252
Weatherford International LLC
6.800%, 06/15/37	100,000	94,654
Weatherford International, Ltd.
5.125%, 09/15/20	100,000	97,376
6.000%, 03/15/18	200,000	210,228
6.500%, 08/01/36	560,000	512,519
6.750%, 09/15/40	100,000	93,803

		3,757,319

Pharmaceuticals—1.2%
Abbott Laboratories
5.125%, 04/01/19	158,000	178,029
AbbVie, Inc.
1.200%, 11/06/15	180,000	180,263
1.750%, 11/06/17	874,000	877,100
2.900%, 11/06/22	725,000	719,170
Actavis Funding SCS
2.350%, 03/12/18	750,000	760,143
3.000%, 03/12/20	345,000	352,964
3.450%, 03/15/22	220,000	225,341
3.800%, 03/15/25	298,000	307,545
4.550%, 03/15/35	760,000	792,162
4.750%, 03/15/45	55,000	58,457
4.850%, 06/15/44	250,000	265,539
Actavis, Inc.
1.875%, 10/01/17	545,000	546,265
Allergan, Inc.
5.750%, 04/01/16	80,000	83,738
AstraZeneca plc
5.900%, 09/15/17	200,000	222,555
6.450%, 09/15/37	360,000	495,221
Bayer U.S. Finance LLC
1.500%, 10/06/17 (144A)	285,000	286,831
2.375%, 10/08/19 (144A)	265,000	269,528
Bristol-Myers Squibb Co.
6.800%, 11/15/26	100,000	134,404
6.875%, 08/01/97	100,000	147,715
Cardinal Health, Inc.
2.400%, 11/15/19	128,000	129,531
3.200%, 06/15/22	155,000	158,915
Eli Lilly & Co.
2.750%, 06/01/25	540,000	542,384
Express Scripts Holding Co.
2.250%, 06/15/19	295,000	296,328
2.650%, 02/15/17	229,000	234,575
3.125%, 05/15/16	95,000	97,311

MIST-140

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Express Scripts Holding Co.
3.500%, 06/15/24	249,000	$256,351
3.900%, 02/15/22	145,000	153,963
6.125%, 11/15/41	350,000	442,913
7.250%, 06/15/19	135,000	161,720
Forest Laboratories, Inc.
4.875%, 02/15/21 (144A)	220,000	242,540
5.000%, 12/15/21 (144A)	225,000	250,190
GlaxoSmithKline Capital plc
2.850%, 05/08/22	870,000	883,466
GlaxoSmithKline Capital, Inc.
2.800%, 03/18/23	143,000	143,973
4.200%, 03/18/43	100,000	106,879
5.375%, 04/15/34	300,000	368,740
Hospira, Inc.
6.050%, 03/30/17	150,000	163,388
Johnson & Johnson
6.950%, 09/01/29	700,000	1,013,265
McKesson Corp.
2.700%, 12/15/22	359,000	356,419
2.850%, 03/15/23	220,000	220,010
3.796%, 03/15/24	600,000	633,055
4.883%, 03/15/44	10,000	11,476
Mead Johnson Nutrition Co.
4.900%, 11/01/19	135,000	149,616
5.900%, 11/01/39	300,000	367,760
Medco Health Solutions, Inc.
4.125%, 09/15/20	450,000	484,837
Merck & Co., Inc.
1.850%, 02/10/20	255,000	256,630
2.400%, 09/15/22	62,000	61,856
2.750%, 02/10/25	629,000	628,490
3.700%, 02/10/45	175,000	175,828
Mylan, Inc.
1.800%, 06/24/16	230,000	231,850
2.600%, 06/24/18	50,000	51,057
Novartis Capital Corp.
2.400%, 09/21/22	300,000	301,855
3.400%, 05/06/24	527,000	562,481
Novartis Securities Investment, Ltd.
5.125%, 02/10/19	200,000	225,712
Perrigo Finance plc
3.500%, 12/15/21	200,000	206,959
3.900%, 12/15/24	200,000	207,209
Pfizer, Inc.
0.571%, 06/15/18 (c)	300,000	300,097
4.300%, 06/15/43	140,000	151,193
Sanofi
1.250%, 04/10/18	419,000	419,571
Teva Pharmaceutical Finance Co. B.V.
2.950%, 12/18/22	77,000	76,844
3.650%, 11/10/21	254,000	267,512
Teva Pharmaceutical Finance IV LLC
2.250%, 03/18/20	240,000	241,438

Pharmaceuticals—(Continued)
Wyeth LLC
5.500%, 02/15/16	100,000	104,243
6.500%, 02/01/34	806,000	1,095,528
Zoetis, Inc.
1.875%, 02/01/18	52,000	52,030
3.250%, 02/01/23	460,000	458,437
4.700%, 02/01/43	43,000	44,838

		20,894,233

Pipelines—1.0%
Boardwalk Pipelines L.P.
5.750%, 09/15/19	290,000	315,598
DCP Midstream Operating L.P.
2.700%, 04/01/19	145,000	132,052
3.875%, 03/15/23	138,000	124,225
Enbridge, Inc.
4.000%, 10/01/23	145,000	147,458
Energy Transfer Partners L.P.
3.600%, 02/01/23	718,000	711,249
4.050%, 03/15/25	270,000	272,284
7.500%, 07/01/38	275,000	347,542
EnLink Midstream Partners L.P.
2.700%, 04/01/19	281,000	280,936
Enterprise Products Operating LLC
3.750%, 02/15/25	567,000	585,301
3.900%, 02/15/24	252,000	263,650
4.050%, 02/15/22	75,000	79,946
4.950%, 10/15/54	33,000	35,221
5.200%, 09/01/20	510,000	574,645
5.250%, 01/31/20	500,000	564,327
6.125%, 10/15/39	400,000	491,614
6.875%, 03/01/33	162,000	212,664
8.375%, 08/01/66 (c)	165,000	173,869
Kinder Morgan Energy Partners L.P.
3.500%, 03/01/21	125,000	125,993
3.500%, 09/01/23	270,000	264,704
3.950%, 09/01/22	340,000	345,318
5.000%, 08/15/42	240,000	233,076
5.400%, 09/01/44	165,000	170,948
Kinder Morgan, Inc.
3.050%, 12/01/19	135,000	136,340
4.300%, 06/01/25	130,000	133,438
Magellan Midstream Partners L.P.
6.550%, 07/15/19	695,000	814,466
MPLX L.P.
4.000%, 02/15/25	95,000	95,760
ONEOK Partners L.P.
3.250%, 02/01/16	115,000	116,533
3.800%, 03/15/20	430,000	438,432
4.900%, 03/15/25 (a)	315,000	318,724
6.125%, 02/01/41	475,000	486,587
6.650%, 10/01/36	275,000	292,006
Plains All American Pipeline L.P. / PAA Finance Corp.
3.650%, 06/01/22	350,000	360,140

MIST-141

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
Plains All American Pipeline L.P. / PAA Finance Corp.
4.700%, 06/15/44	250,000	$254,012
5.750%, 01/15/20	610,000	694,429
6.650%, 01/15/37	425,000	530,560
Spectra Energy Capital LLC
3.300%, 03/15/23	237,000	223,036
6.750%, 07/15/18	185,000	208,809
6.750%, 02/15/32	705,000	846,168
7.500%, 09/15/38	85,000	103,408
Spectra Energy Partners L.P.
2.950%, 09/25/18	140,000	144,317
Sunoco Logistics Partners Operations L.P.
4.250%, 04/01/24	91,000	93,449
4.950%, 01/15/43	295,000	289,374
5.300%, 04/01/44	170,000	175,380
5.350%, 05/15/45	260,000	273,415
Texas Eastern Transmission L.P.
2.800%, 10/15/22 (144A)	46,000	44,242
6.000%, 09/15/17 (144A)	150,000	165,574
Texas Gas Transmission LLC
4.500%, 02/01/21 (144A)	210,000	217,982
TransCanada PipeLines, Ltd.
3.750%, 10/16/23	345,000	361,804
5.850%, 03/15/36	176,000	211,268
7.125%, 01/15/19	142,000	167,461
7.250%, 08/15/38	300,000	416,388
Western Gas Partners L.P.
4.000%, 07/01/22	155,000	157,559
5.375%, 06/01/21	149,000	164,649
Williams Cos., Inc. (The)
3.700%, 01/15/23	145,000	134,038
5.750%, 06/24/44	40,000	37,385
Williams Partners L.P.
3.600%, 03/15/22	285,000	284,110
3.900%, 01/15/25 (a)	290,000	283,542
4.900%, 01/15/45	235,000	220,370
5.100%, 09/15/45	90,000	86,783
5.400%, 03/04/44	100,000	100,311

		16,534,869

Real Estate Investment Trusts—0.5%
American Tower Corp.
3.450%, 09/15/21	330,000	336,853
4.500%, 01/15/18	220,000	236,165
5.000%, 02/15/24 (a)	474,000	518,316
AvalonBay Communities, Inc.
3.625%, 10/01/20 (a)	135,000	142,980
Boston Properties L.P.
3.800%, 02/01/24	227,000	238,716
3.850%, 02/01/23	210,000	221,872
5.625%, 11/15/20	300,000	348,959
5.875%, 10/15/19	100,000	116,065
DDR Corp.
3.500%, 01/15/21	320,000	331,398

Real Estate Investment Trusts—(Continued)
Duke Realty L.P.
3.875%, 02/15/21	265,000	279,673
6.750%, 03/15/20	185,000	219,874
8.250%, 08/15/19	145,000	179,077
ERP Operating L.P.
4.625%, 12/15/21	100,000	111,702
4.750%, 07/15/20	190,000	212,247
5.750%, 06/15/17	600,000	657,320
HCP, Inc.
2.625%, 02/01/20	100,000	100,253
3.150%, 08/01/22	120,000	118,995
3.875%, 08/15/24	157,000	159,544
4.200%, 03/01/24	125,000	130,731
5.375%, 02/01/21	100,000	112,580
5.625%, 05/01/17	345,000	374,380
Health Care REIT, Inc.
3.750%, 03/15/23	110,000	112,669
Kimco Realty Corp.
3.125%, 06/01/23	175,000	174,008
3.200%, 05/01/21	310,000	317,865
Liberty Property L.P.
3.375%, 06/15/23	75,000	74,709
4.400%, 02/15/24	155,000	165,667
Prologis L.P.
4.250%, 08/15/23	333,000	358,063
Realty Income Corp.
4.125%, 10/15/26	250,000	264,477
Simon Property Group L.P.
5.650%, 02/01/20	420,000	485,949
10.350%, 04/01/19	340,000	440,708
UDR, Inc.
3.700%, 10/01/20	140,000	147,880
Ventas Realty L.P.
4.375%, 02/01/45	45,000	45,418
Ventas Realty L.P. / Ventas Capital Corp.
4.250%, 03/01/22	405,000	434,202
4.750%, 06/01/21	300,000	331,192
Weingarten Realty Investors
4.450%, 01/15/24	75,000	79,906

		8,580,413

Retail—0.8%
Advance Auto Parts, Inc.
4.500%, 12/01/23	115,000	123,316
Bed Bath & Beyond, Inc.
4.915%, 08/01/34	138,000	147,972
CVS Health Corp.
2.250%, 12/05/18	500,000	511,213
2.750%, 12/01/22	380,000	381,795
4.000%, 12/05/23	190,000	205,959
5.750%, 06/01/17	80,000	87,850
CVS Pass-Through Trust
4.704%, 01/10/36 (144A)	92,044	101,048
5.880%, 01/10/28	514,839	593,934

MIST-142

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Retail—(Continued)
Gap, Inc. (The)
5.950%, 04/12/21	212,000	$243,240
Home Depot, Inc. (The)
2.250%, 09/10/18	496,000	512,382
3.750%, 02/15/24	320,000	348,756
5.400%, 09/15/40	200,000	249,683
5.875%, 12/16/36	100,000	132,271
Lowe’s Cos., Inc.
3.800%, 11/15/21	500,000	546,752
5.500%, 10/15/35	275,000	337,271
5.800%, 10/15/36	150,000	192,195
6.500%, 03/15/29	125,000	163,827
Macy’s Retail Holdings, Inc.
4.300%, 02/15/43	170,000	172,510
6.700%, 09/15/28	435,000	526,612
6.900%, 04/01/29	113,000	146,718
6.900%, 01/15/32	180,000	237,089
7.000%, 02/15/28	150,000	194,192
McDonald’s Corp.
4.875%, 07/15/40	340,000	391,264
6.300%, 10/15/37	325,000	426,143
Nordstrom, Inc.
6.950%, 03/15/28	170,000	226,215
Target Corp.
3.500%, 07/01/24	843,000	894,998
6.350%, 11/01/32	250,000	331,995
6.650%, 08/01/28 (a)	182,000	232,428
6.750%, 01/01/28	66,000	84,325
Wal-Mart Stores, Inc.
1.125%, 04/11/18	135,000	135,165
3.300%, 04/22/24	150,000	158,582
4.000%, 04/11/43	475,000	503,851
4.125%, 02/01/19	250,000	274,324
4.250%, 04/15/21	800,000	898,061
4.300%, 04/22/44	385,000	429,627
5.250%, 09/01/35	775,000	957,588
5.875%, 04/05/27	90,000	117,562
6.750%, 10/15/23	111,000	144,839
Walgreens Boots Alliance, Inc.
2.700%, 11/18/19 (a)	50,000	51,080
3.100%, 09/15/22	94,000	94,752
3.300%, 11/18/21	75,000	77,213
3.800%, 11/18/24	708,000	732,038
4.500%, 11/18/34	292,000	308,624
4.800%, 11/18/44	75,000	80,951

		13,708,210

Savings & Loans—0.1%
Nationwide Building Society
2.350%, 01/21/20 (144A) (a)	930,000	935,941

Semiconductors—0.1%
Intel Corp.
3.300%, 10/01/21	475,000	505,645
4.800%, 10/01/41	182,000	205,060

Semiconductors—(Continued)
National Semiconductor Corp.
6.600%, 06/15/17	170,000	190,200
Texas Instruments, Inc.
1.650%, 08/03/19	110,000	109,470

		1,010,375

Software—0.4%
Intuit, Inc.
5.750%, 03/15/17	431,000	466,967
Microsoft Corp.
0.875%, 11/15/17	65,000	64,819
2.375%, 02/12/22	230,000	231,661
2.700%, 02/12/25	600,000	602,314
3.500%, 02/12/35	68,000	67,821
3.500%, 11/15/42	190,000	182,873
3.750%, 02/12/45	230,000	230,876
4.500%, 10/01/40	275,000	307,773
5.200%, 06/01/39	500,000	613,738
Oracle Corp. 2.375%, 01/15/19	165,000	169,531
2.500%, 10/15/22	2,014,000	2,014,101
2.800%, 07/08/21	225,000	233,051
3.400%, 07/08/24	115,000	120,887
3.625%, 07/15/23	161,000	173,097
4.500%, 07/08/44	230,000	256,349
5.000%, 07/08/19	200,000	226,239
6.125%, 07/08/39	70,000	92,843

		6,054,940

Telecommunications—1.7%
Alltel Corp. 6.800%, 05/01/29	280,000	340,876
America Movil S.A.B. de C.V. 1.268%, 09/12/16 (c)	500,000	501,953
4.375%, 07/16/42	200,000	199,972
5.000%, 03/30/20	100,000	113,322
5.625%, 11/15/17	125,000	138,075
6.375%, 03/01/35	600,000	750,288
AT&T, Inc. 0.643%, 02/12/16 (c)	750,000	749,539
1.700%, 06/01/17	915,000	918,100
2.375%, 11/27/18	740,000	749,525
3.900%, 03/11/24 (a)	1,330,000	1,391,872
4.300%, 12/15/42	898,000	858,941
4.800%, 06/15/44	270,000	276,488
5.500%, 02/01/18	300,000	330,253
BellSouth Capital Funding Corp. 7.875%, 02/15/30	550,000	742,052
BellSouth Telecommunications LLC 6.375%, 06/01/28	350,000	408,534
British Telecommunications plc 2.000%, 06/22/15	500,000	501,579
2.350%, 02/14/19	285,000	289,683
5.950%, 01/15/18	100,000	111,834
9.625%, 12/15/30	75,000	123,695

MIST-143

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Cisco Systems, Inc. 1.100%, 03/03/17	500,000	$503,222
2.125%, 03/01/19 (a)	310,000	316,348
2.900%, 03/04/21	47,000	49,476
3.625%, 03/04/24 (a)	470,000	507,733
4.450%, 01/15/20	15,000	16,785
5.500%, 01/15/40	175,000	216,383
5.900%, 02/15/39	750,000	963,865
Crown Castle Towers LLC 4.883%, 08/15/20 (144A)	500,000	549,007
Deutsche Telekom International Finance B.V. 5.750%, 03/23/16	100,000	104,658
8.750%, 06/15/30	100,000	152,865
Koninklijke KPN NV 8.375%, 10/01/30	250,000	361,481
Nippon Telegraph & Telephone Corp. 1.400%, 07/18/17	500,000	501,812
Orange S.A. 2.750%, 09/14/16	500,000	511,270
5.500%, 02/06/44	160,000	189,959
9.000%, 03/01/31	165,000	254,709
Qwest Corp. 6.750%, 12/01/21	350,000	401,188
6.875%, 09/15/33	100,000	100,353
7.250%, 09/15/25	133,000	154,628
Rogers Communications, Inc. 4.100%, 10/01/23	213,000	227,119
6.800%, 08/15/18	100,000	116,012
7.500%, 08/15/38	100,000	144,421
8.750%, 05/01/32	400,000	583,358
SES Global Americas Holdings GP 2.500%, 03/25/19 (144A)	70,000	70,221
Telefonica Emisiones S.A.U. 3.192%, 04/27/18	150,000	156,441
4.570%, 04/27/23 (a)	310,000	341,126
6.421%, 06/20/16	450,000	478,143
Verizon Communications, Inc. 2.450%, 11/01/22 (a)	235,000	227,791
2.500%, 09/15/16	194,000	198,129
2.625%, 02/21/20	214,000	217,715
3.450%, 03/15/21	477,000	498,869
3.500%, 11/01/24	685,000	701,005
3.850%, 11/01/42	350,000	317,946
4.272%, 01/15/36 (144A)	115,000	114,121
4.400%, 11/01/34	169,000	172,153
4.500%, 09/15/20	656,000	724,403
4.522%, 09/15/48 (144A)	439,000	437,010
4.672%, 03/15/55 (144A)	131,000	128,294
4.862%, 08/21/46	2,099,000	2,197,517
5.150%, 09/15/23	1,500,000	1,719,726
5.850%, 09/15/35	650,000	769,524
6.000%, 04/01/41	290,000	348,776
6.400%, 09/15/33	16,000	19,970
6.900%, 04/15/38	350,000	457,116

Telecommunications—(Continued)
Verizon Pennsylvania LLC 6.000%, 12/01/28	125,000	143,283
8.750%, 08/15/31	200,000	294,940
Vodafone Group plc 1.500%, 02/19/18	30,000	29,980
2.500%, 09/26/22	225,000	217,603
4.375%, 02/19/43	210,000	206,555
6.150%, 02/27/37	350,000	424,703
6.250%, 11/30/32	750,000	917,100

		28,953,393

Transportation—0.5%
Burlington Northern Santa Fe LLC 3.050%, 09/01/22	620,000	638,957
3.450%, 09/15/21	510,000	541,499
3.850%, 09/01/23	500,000	539,578
4.150%, 04/01/45	45,000	46,811
4.450%, 03/15/43	310,000	332,118
4.550%, 09/01/44	200,000	219,163
4.900%, 04/01/44	150,000	171,238
5.750%, 03/15/18	100,000	112,127
7.950%, 08/15/30	100,000	147,656
Canadian National Railway Co. 5.850%, 11/15/17	190,000	212,519
6.250%, 08/01/34	100,000	134,998
6.800%, 07/15/18	120,000	139,520
Canadian Pacific Railway Co. 2.900%, 02/01/25	260,000	259,350
5.750%, 03/15/33	120,000	146,903
7.250%, 05/15/19	290,000	348,191
CSX Corp. 3.400%, 08/01/24	300,000	313,001
4.100%, 03/15/44	41,000	42,701
5.600%, 05/01/17	635,000	691,013
7.900%, 05/01/17	62,000	70,302
FedEx Corp. 3.900%, 02/01/35	96,000	96,676
4.100%, 02/01/45	200,000	199,699
Norfolk Southern Corp. 3.850%, 01/15/24	250,000	269,799
4.800%, 08/15/43	80,000	92,188
5.590%, 05/17/25	100,000	120,037
5.750%, 04/01/18	500,000	561,456
Ryder System, Inc. 2.500%, 03/01/17	125,000	127,378
3.600%, 03/01/16	100,000	102,379
7.200%, 09/01/15	100,000	102,513
Union Pacific Corp. 3.646%, 02/15/24	138,000	149,300
4.821%, 02/01/44	257,000	305,342
6.250%, 05/01/34	378,000	506,339
United Parcel Service of America, Inc. 8.375%, 04/01/20	75,000	97,528
8.375%, 04/01/30 (d)	377,000	573,877

MIST-144

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Transportation—(Continued)
United Parcel Service, Inc. 1.125%, 10/01/17	32,000	$32,210
2.450%, 10/01/22	14,000	14,096

		8,458,462

Trucking & Leasing—0.0%
GATX Corp. 3.250%, 03/30/25	155,000	153,302
Penske Truck Leasing Co. L.P. / PTL Finance Corp. 2.500%, 03/15/16 (144A)	380,000	385,503
2.875%, 07/17/18 (144A)	93,000	95,126
3.125%, 05/11/15 (144A)	55,000	55,116

		689,047

Water—0.0%
American Water Capital Corp. 3.850%, 03/01/24	450,000	485,040
6.593%, 10/15/37	100,000	139,590

		624,630

Total Corporate Bonds & Notes (Cost $405,088,767)		418,850,846

Convertible Bonds—17.9%

Apparel—0.0%
Asics Corp. Zero Coupon, 03/01/19 (JPY)	70,000,000	767,499

Auto Manufacturers—0.3%
Volkswagen International Finance NV 5.500%, 11/09/15 (144A) (EUR)	2,800,000	4,313,853

Auto Parts & Equipment—0.3%
Cie Generale des Etablissements Michelin Zero Coupon, 01/01/17 (EUR)	2,959,200	4,457,497

Banks—0.7%
BNP Paribas S.A. 0.250%, 09/21/15 (EUR)	1,600,000	1,859,753
0.250%, 09/27/16 (EUR)	3,600,000	4,387,279
Credit Agricole S.A. Zero Coupon, 12/06/16 (EUR)	3,006,300	2,434,738
Shizuoka Bank, Ltd. (The) Zero Coupon, 04/25/18	2,800,000	2,754,500
Yamaguchi Financial Group, Inc. Zero Coupon, 12/20/18	1,000,000	1,137,750

		12,574,020

Biotechnology—1.7%
Gilead Sciences, Inc. 1.625%, 05/01/16	2,990,000	12,881,294

Biotechnology—(Continued)
Illumina, Inc. Zero Coupon, 06/15/19 (144A) (a)	10,649,000	11,793,767
0.500%, 06/15/21 (144A) (a)	3,500,000	4,044,688

		28,719,749

Coal—0.1%
RAG-Stiftung Zero Coupon, 12/31/18 (EUR)	1,800,000	2,125,705

Commercial Services—0.2%
Macquarie Infrastructure Co. LLC 2.875%, 07/15/19 (a)	1,914,000	2,266,894
Toppan Printing Co., Ltd. Zero Coupon, 12/19/19 (JPY)	160,000,000	1,422,770

		3,689,664

Computers—0.2%
Cap Gemini S.A. Zero Coupon, 01/01/19 (EUR)	4,208,200	3,983,242

Diversified Financial Services—0.1%
HKEx International, Ltd. 0.500%, 10/23/17	1,200,000	1,505,700

Healthcare-Products—0.1%
Terumo Corp. Zero Coupon, 12/04/19 (JPY)	110,000,000	1,003,148
Zero Coupon, 12/06/21 (JPY)	110,000,000	1,007,733

		2,010,881

Healthcare-Services—0.9%
Anthem, Inc. 2.750%, 10/15/42	7,598,000	15,694,619

Holding Companies-Diversified—1.0%
GBL Verwaltung S.A. 1.250%, 02/07/17 (EUR)	2,600,000	3,135,882
Industrivarden AB Zero Coupon, 05/15/19 (SEK)	30,000,000	3,861,057
1.875%, 02/27/17 (EUR)	3,300,000	3,965,609
Schematrentaquattro S.p.A. 0.250%, 11/29/16 (EUR)	2,100,000	2,520,182
Sofina S.A. 1.000%, 09/19/16	1,000,000	998,020
Solidium Oy Zero Coupon, 09/04/18 (EUR)	1,400,000	1,706,164
0.500%, 09/29/15 (EUR)	400,000	432,767

		16,619,681

Insurance—0.2%
Swiss Life Holding AG Zero Coupon, 12/02/20 (CHF)	3,100,000	3,787,436

MIST-145

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Principal Amount*	Value

Internet—0.8%
Priceline Group, Inc. (The)
0.350%, 06/15/20 (a)	10,212,000	$11,654,445
1.000%, 03/15/18 (a)	2,052,000	2,738,137

		14,392,582

Investment Company Security—0.9%
Ares Capital Corp. 4.375%, 01/15/19 (a)	1,851,000	1,918,099
4.750%, 01/15/18 (a)	2,972,000	3,102,025
Billion Express Investments, Ltd. 0.750%, 10/18/15	6,000,000	6,018,000
Prospect Capital Corp. 5.375%, 10/15/17 (a)	2,735,000	2,776,025
5.750%, 03/15/18	377,000	384,540
5.875%, 01/15/19	854,000	866,810

		15,065,499

Iron/Steel—0.0%
Salzgitter Finance B.V. 2.000%, 11/08/17 (EUR)	550,000	710,316

Lodging—0.1%
Resorttrust, Inc. Zero Coupon, 12/01/21 (JPY)	180,000,000	1,758,953

Machinery-Diversified—0.0%
Daifuku Co., Ltd. Zero Coupon, 10/02/17 (JPY)	40,000,000	399,383

Mining—0.1%
Royal Gold, Inc. 2.875%, 06/15/19	866,000	890,356

Miscellaneous Manufacturing—0.8%
Siemens Financieringsmaatschappij NV 1.050%, 08/16/17	12,250,000	13,560,750

Oil & Gas—0.7%
Eni S.p.A. 0.250%, 11/30/15 (EUR)	3,100,000	3,331,609
0.625%, 01/18/16 (EUR)	7,000,000	8,154,484

		11,486,093

Oil & Gas Services—0.5%
Subsea 7 S.A. 1.000%, 10/05/17	5,800,000	5,234,500
Technip S.A. 0.250%, 01/01/17 (EUR)	3,033,000	3,151,952

		8,386,452

Pharmaceuticals—1.2%
Mylan, Inc. 3.750%, 09/15/15	3,371,000	14,986,202

Pharmaceuticals—(Continued)
Teva Pharmaceutical Finance Co. LLC 0.250%, 02/01/26	3,187,000	4,716,760

		19,702,962

Real Estate—0.8%
British Land Co. Jersey, Ltd. (The) 1.500%, 09/10/17 (GBP)	1,200,000	2,200,357
CapitaLand, Ltd. 1.850%, 06/19/20 (SGD)	4,500,000	3,176,577
Deutsche Wohnen AG 0.500%, 11/22/20 (EUR)	3,800,000	5,598,162
Grand City Properties S.A. 1.500%, 02/24/19 (EUR)	1,600,000	3,128,892

		14,103,988

Real Estate Investment Trusts—1.6%
Cofinimmo S.A. 2.000%, 06/20/18 (EUR)	278,862	368,602
Derwent London Capital No.2 Jersey, Ltd. 1.125%, 07/24/19 (GBP)	1,100,000	1,931,164
Fonciere Des Regions 0.875%, 04/01/19 (EUR)	5,409,200	6,111,482
Host Hotels & Resorts L.P. 2.500%, 10/15/29 (144A) (a)	2,374,000	3,753,887
Novion Property Group 5.750%, 07/04/16 (AUD)	1,800,000	1,492,644
Ruby Assets Pte, Ltd. 1.600%, 02/01/17 (SGD)	2,500,000	2,220,407
Unibail-Rodamco SE Zero Coupon, 07/01/21 (EUR)	1,221,200	4,280,101
0.750%, 01/01/18 (EUR)	2,147,000	6,566,870

		26,725,157

Retail—0.3%
Lotte Shopping Co., Ltd. Zero Coupon, 01/24/18 (KRW)	1,800,000,000	1,600,523
Takashimaya Co., Ltd. Zero Coupon, 12/11/18 (JPY)	80,000,000	716,388
Zero Coupon, 12/11/20 (JPY)	80,000,000	749,739
Yamada Denki Co., Ltd. Zero Coupon, 06/28/19 (JPY)	160,000,000	1,507,483

		4,574,133

Semiconductors—2.3%
Intel Corp. 3.250%, 08/01/39 (a)	3,779,000	5,966,096
3.482%, 12/15/35	6,002,000	7,464,987
Lam Research Corp. 0.500%, 05/15/16	6,096,000	7,326,630
Novellus Systems, Inc. 2.625%, 05/15/41	2,596,000	5,300,708
STMicroelectronics NV Zero Coupon, 07/03/19	4,800,000	5,088,000
1.000%, 07/03/21	1,600,000	1,733,200

MIST-146

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Principal Amount*	Value

Semiconductors—(Continued)
Xilinx, Inc. 2.625%, 06/15/17 (a)	4,008,000	$5,931,840

		38,811,461

Software—1.1%
Akamai Technologies, Inc. Zero Coupon, 02/15/19 (a)	1,419,000	1,528,973
Citrix Systems, Inc. 0.500%, 04/15/19 (144A) (a)	10,211,000	10,747,077
Red Hat, Inc. 0.250%, 10/01/19 (144A) (a)	5,761,000	7,132,838

		19,408,888

Textiles—0.0%
Toray Industries, Inc. Zero Coupon, 08/30/19 (JPY)	70,000,000	715,700

Transportation—0.7%
Deutsche Post AG 0.600%, 12/06/19 (EUR)	6,200,000	9,320,506
Nagoya Railroad Co., Ltd. Zero Coupon, 12/11/24 (JPY)	190,000,000	1,712,511

		11,033,017

Water—0.2%
Suez Environnement Co. Zero Coupon, 02/27/20 (EUR)	13,397,200	3,058,254

Total Convertible Bonds (Cost $301,878,084)		305,033,490

U.S. Treasury & Government Agencies—2.7%

Federal Agencies—0.1%
Federal Farm Credit Bank 3.040%, 03/06/28	250,000	246,562
5.250%, 12/28/27	585,000	740,803
Tennessee Valley Authority 5.375%, 04/01/56	350,000	467,640

		1,455,005

U.S. Treasury—2.6%
U.S. Treasury Bond 3.000%, 11/15/44	145,000	158,877
U.S. Treasury Notes 0.375%, 01/31/16 (e) (f)	43,985,000	44,039,981
1.000%, 03/15/18	565,000	567,075
1.375%, 02/29/20	260,000	260,061

		45,025,994

Total U.S. Treasury & Government Agencies (Cost $46,420,293)		46,480,999

Convertible Preferred Stocks—1.2%
Security Description	Shares/ Principal Amount*	Value

Aerospace & Defense—0.0%
United Technologies Corp. 7.500%, 08/01/15	8,900	547,706

Banks—0.7%
Wells Fargo & Co., Series L 7.500%, 12/31/49	10,296	12,592,008

Electric Utilities—0.3%
NextEra Energy, Inc. 5.799%, 09/01/16 (a)	45,705	2,548,054
NextEra Energy, Inc. 5.889%, 09/01/15	39,297	2,571,203

		5,119,257

Multi-Utilities—0.2%
Dominion Resources, Inc. 6.000%, 07/01/16 (a)	14,400	812,160
Dominion Resources, Inc. 6.125%, 04/01/16	27,901	1,566,920

		2,379,080

Total Convertible Preferred Stocks (Cost $19,826,777)		20,638,051

Preferred Stocks—0.2%

Auto Parts & Equipment—0.0%
Marcopolo S.A.	143,590	103,928

Automobiles—0.0%
Volkswagen AG	1,991	529,830

Household Products—0.2%
Henkel AG & Co. KGaA	22,003	2,591,493

Total Preferred Stocks (Cost $3,063,860)		3,225,251

Municipals—0.1%
American Municipal Power, Inc.
5.939%, 02/15/47	75,000	96,308
7.499%, 02/15/50	350,000	514,913
Los Angeles, Department of Airports, Build America Bond
6.582%, 05/15/39	65,000	88,115
Los Angeles, Unified School District, Build America Bonds
5.750%, 07/01/34	100,000	127,061
6.758%, 07/01/34	75,000	104,717
Ohio University
5.590%, 12/01/2114	300,000	341,553
Port Authority of New York & New Jersey
4.458%, 10/01/62	160,000	174,840

MIST-147

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Municipals—(Continued)

Security Description	Shares/ Principal Amount*	Value
State of California, Build America Bond
7.300%, 10/01/39	260,000	$388,326
State of Massachusetts
5.456%, 12/01/39	150,000	190,426
University of California
0.672%, 07/01/41 (c)	130,000	129,999
University of California, Build America Bond
5.770%, 05/15/43	140,000	179,983

Total Municipals (Cost $2,115,758)		2,336,241

Foreign Government—0.1%

Provincial—0.1%
Province of Quebec Canada
6.350%, 01/30/26	600,000	783,011

Sovereign—0.0%
Brazilian Government International Bond
4.250%, 01/07/25 (a)	200,000	196,000
Mexico Government International Bonds
3.625%, 03/15/22	250,000	259,625
4.000%, 10/02/23	288,000	304,704

		760,329

Total Foreign Government (Cost $1,545,578)		1,543,340

Short-Term Investments—27.8%

Mutual Fund—8.1%
State Street Navigator Securities Lending MET Portfolio (g)	138,812,871	138,812,871

Repurchase Agreement—19.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/15 at 0.000% to be repurchased at $337,313,094 on 04/01/15, collateralized by $342,490,000 U.S. Government Agency obligations with rates ranging from 0.420% - 1.125%, maturity dates ranging from 06/27/16 -10/14/16, with a value of $344,061,080.	337,313,094	337,313,094

Total Short-Term Investments (Cost $476,125,965)		476,125,965

Total Investments—107.9% (Cost $1,795,188,362) (h)		1,844,398,169
Other assets and liabilities (net)—(7.9)%		(135,455,503)

Net Assets—100.0%		$1,708,942,666

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2015, the market value of securities loaned was $146,698,327 and the collateral received consisted of cash in the amount of $138,812,871 and non-cash collateral with a value of $12,770,061. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Variable or floating rate security. The stated rate represents the rate at March 31, 2015. Maturity date shown for callable securities reflects the earliest possible call date.
(d)	Security is a “step-down” bond where the coupon decreases or steps down at a predetermined date. Rate shown is current coupon rate.
(e)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2015, the market value of securities pledged was $22,262,794.
(f)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2015, the market value of securities pledged was $21,551,906.
(g)	Represents investment of cash collateral received from securities on loan as of March 31, 2015.
(h)	As of March 31, 2015, the aggregate cost of investments was $1,795,188,362. The aggregate unrealized appreciation and depreciation of investments were $93,406,456 and $(44,196,649), respectively, resulting in net unrealized appreciation of $49,209,807.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2015, the market value of 144A securities was $80,171,664, which is 4.7% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(AUD)—	Australian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(GDR)—	A Global Depositary Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.
(JPY)—	Japanese Yen
(KRW)—	South Korea Won
(NVDR)—	Non-Voting Depository Receipts
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar

MIST-148

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
AUD	16,076,766	Australia & New Zealand Banking Group, Ltd.	04/30/15	$12,636,016	$(410,906)
AUD	6,634,393	Standard Chartered Bank	06/30/15	5,192,176	(164,032)
CHF	3,140,410	Australia & New Zealand Banking Group, Ltd.	04/30/15	3,285,772	(50,615)
CHF	568,951	UBS AG	06/30/15	596,385	(8,762)
DKK	1,962,258	Australia & New Zealand Banking Group, Ltd.	04/30/15	288,512	(5,883)
DKK	9,963,605	Standard Chartered Bank	06/30/15	1,475,106	(37,072)
EUR	772,974	BNP Paribas S.A.	04/30/15	840,023	(8,578)
EUR	675,480	Citibank N.A.	04/30/15	716,095	10,482
EUR	722,579	Citibank N.A.	04/30/15	817,907	(40,669)
EUR	2,261,207	HSBC Bank plc	04/30/15	2,558,081	(125,827)
EUR	475,410	Morgan Stanley & Co International PLC	04/30/15	541,828	(30,457)
EUR	1,720,237	Standard Chartered Bank	04/30/15	1,914,520	(64,157)
EUR	1,746,753	Westpac Banking Corp.	04/30/15	1,890,284	(11,399)
EUR	440,530	Societe Generale	06/30/15	471,572	2,693
EUR	5,107,882	Standard Chartered Bank	06/30/15	5,636,262	(137,230)
GBP	256,295	Westpac Banking Corp.	04/30/15	380,165	(47)
GBP	825,814	Westpac Banking Corp.	04/30/15	1,248,598	(23,810)
HKD	41,142,143	Citibank N.A.	04/30/15	5,305,298	1,126
HKD	15,245,143	Barclays Bank plc	06/30/15	1,965,885	265
ILS	3,214,610	Citibank N.A.	04/30/15	817,811	(9,998)
JPY	69,219,000	Morgan Stanley & Co International PLC	04/30/15	580,734	(3,374)
JPY	95,064,701	Westpac Banking Corp.	04/30/15	796,913	(3,973)
NOK	3,806,685	Societe Generale	04/30/15	490,040	(17,825)
SEK	34,472,717	Australia & New Zealand Banking Group, Ltd.	04/30/15	4,061,099	(56,700)
SEK	22,726,870	Deutsche Bank AG	06/30/15	2,693,018	(50,301)
SGD	2,585,352	Deutsche Bank AG	06/30/15	1,890,590	(10,872)

Contracts to Deliver
AUD	1,500,000	Societe Generale	04/30/15	$1,185,489	$44,858
CHF	2,843,605	Goldman Sachs & Co.	04/30/15	3,206,772	277,374
CHF	6,400,236	Toronto Dominion Bank	06/30/15	6,761,503	151,223
EUR	1,309,928	Citibank N.A.	04/30/15	1,494,171	85,154
EUR	1,286,981	Credit Suisse International	04/30/15	1,492,663	108,329
EUR	1,154,540	Deutsche Bank AG	04/30/15	1,226,943	(14,931)
EUR	2,436,843	Goldman Sachs & Co.	04/30/15	2,618,696	(2,479)
EUR	1,115,218	Goldman Sachs & Co.	04/30/15	1,273,350	73,772
EUR	924,638	Goldman Sachs & Co.	04/30/15	980,298	(14,284)
EUR	4,167,919	Royal Bank of Canada	04/30/15	4,568,827	85,629
EUR	1,073,093	Royal Bank of Canada	04/30/15	1,210,814	56,548
EUR	74,181,943	Societe Generale	04/30/15	83,390,296	3,596,912
EUR	1,953,595	Standard Chartered Bank	04/30/15	2,130,176	28,802
EUR	895,266	Toronto Dominion Bank	04/30/15	1,013,885	50,897
EUR	2,975,310	UBS AG	04/30/15	3,368,944	168,568
EUR	432,796	Goldman Sachs & Co.	06/30/15	475,224	9,286
GBP	3,105,737	Credit Suisse International	04/30/15	4,661,913	55,707
GBP	484,993	Deutsche Bank AG	04/30/15	731,220	11,914
GBP	5,947,910	Societe Generale	04/30/15	8,855,469	33,956
GBP	460,579	Australia & New Zealand Banking Group, Ltd.	06/30/15	678,897	(3,911)
GBP	421,746	Standard Chartered Bank	06/30/15	630,871	5,633
GBP	5,530,367	Toronto Dominion Bank	06/30/15	8,257,889	59,120
JPY	1,270,666,250	Citibank N.A.	04/30/15	10,792,843	194,143
JPY	1,154,274,091	Societe Generale	04/30/15	9,653,171	25,305
JPY	147,010,594	Toronto Dominion Bank	04/30/15	1,245,657	19,433
JPY	44,444,391	Australia & New Zealand Banking Group, Ltd.	06/30/15	372,907	1,863
JPY	87,702,348	Toronto Dominion Bank	06/30/15	740,348	8,165

MIST-149

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
JPY	54,525,744	UBS AG	06/30/15	$461,113	$5,904
NOK	6,081,726	Societe Generale	04/30/15	775,740	21,309
NOK	11,554,156	Toronto Dominion Bank	06/30/15	1,483,952	52,880
SEK	24,188,000	Credit Suisse International	04/30/15	2,909,360	99,648
SGD	458,705	Societe Generale	04/30/15	334,881	849
SGD	6,369,293	Toronto Dominion Bank	04/30/15	4,733,546	95,379

Net Unrealized Appreciation					$4,135,034

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	06/15/15	260	AUD	33,957,923	$409,438
Euro Stoxx 50 Index Futures	06/19/15	620	EUR	22,458,580	57,655
S&P 500 E-Mini Index Futures	06/19/15	2,824	USD	287,193,451	3,791,509
TOPIX Index Futures	06/11/15	144	JPY	2,174,819,104	398,723
U.S. Treasury Long Bond Futures	06/19/15	309	USD	50,063,766	573,609
U.S. Treasury Note 10 Year Futures	06/19/15	179	USD	22,901,677	172,542
U.S. Treasury Note 2 Year Futures	06/30/15	40	USD	8,734,457	31,793
U.S. Treasury Note 5 Year Futures	06/30/15	2	USD	240,426	(4)
Zinc Futures	05/18/15	19	USD	1,098,599	(111,430)

Futures Contracts—Short
FTSE 100 Index Futures	06/19/15	(79)	GBP	(5,312,805)	(2,262)
MSCI EAFE Mini Index Futures	06/19/15	(12)	USD	(1,071,516)	(26,424)
MSCI Emerging Markets Mini Index Futures	06/19/15	(970)	USD	(45,208,636)	(1,952,764)
S&P TSX 60 Index Futures	06/18/15	(125)	CAD	(21,482,335)	(118,563)
U.S. Treasury Note 10 Year Futures	06/19/15	(146)	USD	(18,595,809)	(224,503)
U.S. Treasury Note 2 Year Futures	06/30/15	(330)	USD	(72,145,574)	(175,989)
U.S. Treasury Note 5 Year Futures	06/30/15	(420)	USD	(50,014,629)	(473,965)
U.S. Treasury Ultra Long Bond Futures	06/19/15	(51)	USD	(8,518,458)	(145,168)
Zinc Futures	05/18/15	(19)	USD	(1,030,476)	43,307

Net Unrealized Appreciation					$2,247,504

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation
Pay	3M LIBOR	2.120%	03/02/25	USD	212,300,000	$1,751,287
Pay	3M LIBOR	2.142%	02/18/25	USD	161,400,000	1,693,897
Pay	3M LIBOR	2.240%	03/17/25	USD	143,200,000	2,729,249

Net Unrealized Appreciation						$6,174,433

MIST-150

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(ILS)—	Israeli Shekel
(JPY)—	Japanese Yen
(NOK)—	Norwegian Krone
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(USD)—	United States Dollar
(LIBOR)—	London Interbank Offered Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$5,167,900	$8,582,850	$—	$13,750,750
Air Freight & Logistics	—	1,653,112	—	1,653,112
Airlines	1,646,518	2,025,989	—	3,672,507
Auto Components	320,496	13,206,282	—	13,526,778
Automobiles	2,924,341	21,351,800	—	24,276,141
Banks	22,016,702	48,436,738	—	70,453,440
Beverages	5,905,693	6,689,118	—	12,594,811
Biotechnology	5,409,920	—	—	5,409,920
Building Products	471,631	2,397,772	—	2,869,403
Capital Markets	5,564,217	9,312,042	—	14,876,259
Chemicals	2,789,277	2,722,583	—	5,511,860
Commercial Services & Supplies	—	2,385,043	—	2,385,043
Communications Equipment	2,037,118	—	—	2,037,118
Construction & Engineering	1,011,846	1,069,198	—	2,081,044
Construction Materials	275,825	899,639	—	1,175,464
Consumer Finance	550,674	—	—	550,674
Containers & Packaging	575,191	—	—	575,191
Distributors	—	300,955	—	300,955
Diversified Financial Services	2,339,542	6,021,509	—	8,361,051
Diversified Telecommunication Services	2,382,122	10,742,050	—	13,124,172
Electric Utilities	3,522,672	1,532,109	—	5,054,781
Electrical Equipment	1,381,424	3,918,311	—	5,299,735

MIST-151

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Electronic Equipment, Instruments & Components	$948,180	$5,652,577	$—	$6,600,757
Energy Equipment & Services	2,460,568	—	—	2,460,568
Food & Staples Retailing	4,917,981	8,457,977	—	13,375,958
Food Products	2,938,274	7,391,920	—	10,330,194
Gas Utilities	532,628	—	—	532,628
Health Care Equipment & Supplies	4,378,639	1,921,912	—	6,300,551
Health Care Providers & Services	5,486,540	999,657	—	6,486,197
Health Care Technology	85,934	—	—	85,934
Hotels, Restaurants & Leisure	1,662,884	4,201,121	—	5,864,005
Household Durables	1,282,573	11,822,103	—	13,104,676
Household Products	3,055,682	4,089,704	—	7,145,386
Industrial Conglomerates	942,532	6,451,128	—	7,393,660
Insurance	4,721,986	34,280,850	—	39,002,836
Internet & Catalog Retail	1,260,230	—	—	1,260,230
Internet Software & Services	7,987,743	1,793,377	—	9,781,120
IT Services	8,947,025	1,780,332	—	10,727,357
Life Sciences Tools & Services	406,244	—	—	406,244
Machinery	4,429,719	1,536,398	—	5,966,117
Marine	—	805,757	—	805,757
Media	8,042,686	10,789,138	—	18,831,824
Metals & Mining	1,533,839	4,871,897	—	6,405,736
Multi-Utilities	2,233,492	4,721,778	—	6,955,270
Multiline Retail	1,389,033	2,961,103	—	4,350,136
Oil, Gas & Consumable Fuels	12,114,484	13,621,922	—	25,736,406
Paper & Forest Products	—	1,916,800	—	1,916,800
Personal Products	430,270	—	—	430,270
Pharmaceuticals	9,841,933	44,239,792	—	54,081,725
Real Estate Investment Trusts	4,781,848	5,740,434	—	10,522,282
Real Estate Management & Development	—	13,375,518	—	13,375,518
Road & Rail	3,753,121	—	—	3,753,121
Semiconductors & Semiconductor Equipment	8,386,371	4,788,572	—	13,174,943
Software	6,562,824	2,777,912	—	9,340,736
Specialty Retail	6,366,751	3,332,187	—	9,698,938
Technology Hardware, Storage & Peripherals	10,546,595	—	—	10,546,595
Textiles, Apparel & Luxury Goods	1,588,236	872,596	—	2,460,832
Tobacco	1,616,054	4,524,698	—	6,140,752
Trading Companies & Distributors	—	4,177,792	—	4,177,792
Transportation Infrastructure	667,311	—	—	667,311
Water Utilities	—	678,492	—	678,492
Wireless Telecommunication Services	1,658,864	8,089,259	—	9,748,123
Total Common Stocks	204,252,183	365,911,803	—	570,163,986
Total Corporate Bonds & Notes*	—	418,850,846	—	418,850,846
Total Convertible Bonds*	—	305,033,490	—	305,033,490
Total U.S. Treasury & Government Agencies*	—	46,480,999	—	46,480,999
Total Convertible Preferred Stocks*	20,638,051	—	—	20,638,051
Preferred Stocks
Auto Parts & Equipment	103,928	—	—	103,928
Automobiles	—	529,830	—	529,830
Household Products	—	2,591,493	—	2,591,493
Total Preferred Stocks	103,928	3,121,323	—	3,225,251
Total Municipals	—	2,336,241	—	2,336,241
Total Foreign Government*	—	1,543,340	—	1,543,340
Short-Term Investments
Mutual Fund	138,812,871	—	—	138,812,871
Repurchase Agreement	—	337,313,094	—	337,313,094
Total Short-Term Investments	138,812,871	337,313,094	—	476,125,965
Total Investments	$363,807,033	$1,480,591,136	$—	$1,844,398,169

MIST-152

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Collateral for Securities Loaned (Liability)	$—	$(138,812,871)	$—	$(138,812,871)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$5,443,126	$—	$5,443,126
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(1,308,092)	—	(1,308,092)
Total Forward Contracts	$—	$4,135,034	$—	$4,135,034
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$5,478,576	$—	$—	$5,478,576
Futures Contracts (Unrealized Depreciation)	(3,231,072)	—	—	(3,231,072)
Total Futures Contracts	$2,247,504	$—	$—	$2,247,504
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$6,174,433	$—	$6,174,433

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Transfers from Level 2 to Level 1 in the amount of $4,419,715 were due to the discontinuation of a systematic fair valuation model factor. Transfers from Level 1 to Level 2 in the amount of $2,114,350 were due to the application of a systematic fair valuation model factor.

MIST-153

Met Investors Series Trust

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—96.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.4%
AAR Corp.	219,900	$6,750,930
Engility Holdings, Inc.	83,600	2,511,344

		9,262,274

Airlines—1.0%
Alaska Air Group, Inc.	66,400	4,394,352
SkyWest, Inc.	161,900	2,365,359

		6,759,711

Auto Components—1.2%
Dana Holding Corp. (a)	309,100	6,540,556
Fuel Systems Solutions, Inc. (a) (b)	42,900	473,616
Spartan Motors, Inc.	25,500	123,675
Stoneridge, Inc. (b)	81,200	916,748

		8,054,595

Banks—15.0%
1st Source Corp.	38,001	1,220,972
American National Bankshares, Inc. (a)	2,600	58,708
Bancfirst Corp.	28,000	1,707,440
BancorpSouth, Inc.	144,400	3,352,968
Bank of Hawaii Corp. (a)	63,300	3,874,593
Banner Corp. (a)	23,900	1,097,010
BBCN Bancorp, Inc.	136,600	1,976,602
Bridge Capital Holdings (b)	7,500	195,825
Capital Bank Financial Corp. - Class A (b)	89,700	2,476,617
Cascade Bancorp (b)	32,871	157,781
Cathay General Bancorp	79,700	2,267,465
Central Pacific Financial Corp. (a)	223,601	5,136,115
Century Bancorp, Inc. - Class A (a)	3,200	127,040
Chemical Financial Corp.	28,000	878,080
Citizens & Northern Corp. (a)	7,600	153,368
City Holding Co. (a)	55,909	2,629,400
CoBiz Financial, Inc. (a)	37,940	467,421
Columbia Banking System, Inc.	21,200	614,164
Community Bank System, Inc. (a)	52,400	1,854,436
Community Trust Bancorp, Inc.	47,216	1,565,683
Customers Bancorp, Inc. (b)	65,200	1,588,272
East West Bancorp, Inc.	6,428	260,077
Financial Institutions, Inc.	26,999	619,087
First Bancorp	11,800	207,208
First Bancorp/ Puerto Rico (b)	494,200	3,064,040
First Busey Corp.	160,700	1,075,083
First Citizens BancShares, Inc. - Class A	3,200	831,008
First Commonwealth Financial Corp.	512,300	4,610,700
First Community Bancshares, Inc.	18,000	315,540
First Financial Bankshares, Inc. (a)	29,200	807,088
First Interstate Bancsystem, Inc.	44,900	1,249,118
Flushing Financial Corp.	74,200	1,489,194
FNB Corp.	179,900	2,363,886
Glacier Bancorp, Inc.	82,100	2,064,815
Great Southern Bancorp, Inc. (a)	14,200	559,338
Guaranty Bancorp	10,300	174,688
Hancock Holding Co.	128,600	3,839,996
Heartland Financial USA, Inc.	21,083	687,938
Heritage Financial Corp.	9,434	160,378

Banks—(Continued)
Hudson Valley Holding Corp.	26,932	688,382
Lakeland Bancorp, Inc.	24,045	276,517
Lakeland Financial Corp.	10,900	442,322
MainSource Financial Group, Inc.	78,104	1,533,963
MB Financial, Inc.	46,400	1,452,784
Metro Bancorp, Inc.	22,900	631,353
National Penn Bancshares, Inc.	18,300	197,091
OFG Bancorp (a)	217,645	3,551,966
Pacific Continental Corp.	30,385	401,690
PacWest Bancorp (a)	60,200	2,822,778
Preferred Bank	6,800	186,796
Republic Bancorp, Inc. - Class A	7,700	190,421
S&T Bancorp, Inc.	8,500	241,230
Sierra Bancorp (a)	6,800	113,560
Simmons First National Corp. - Class A (a)	29,200	1,327,724
Southside Bancshares, Inc.	6,529	187,317
Southwest Bancorp, Inc.	64,300	1,143,897
State Bank Financial Corp.	22,300	468,300
Stock Yards Bancorp, Inc.	4,900	168,707
Suffolk Bancorp	6,800	161,568
Susquehanna Bancshares, Inc.	139,400	1,911,174
TCF Financial Corp.	170,400	2,678,688
Tompkins Financial Corp. (a)	15,359	827,082
Trustmark Corp. (a)	55,600	1,349,968
UMB Financial Corp. (a)	72,300	3,823,947
Umpqua Holdings Corp.	230,461	3,959,320
Union Bankshares Corp.	169,574	3,766,238
Valley National Bancorp (a)	29,874	282,011
Washington Trust Bancorp, Inc. (a)	14,700	561,393
Webster Financial Corp.	43,200	1,600,560
WesBanco, Inc.	5,772	188,052
West Bancorp, Inc.	16,220	322,616
Westamerica Bancorp (a)	72,500	3,132,725
Wilshire Bancorp, Inc.	267,800	2,669,966

		101,041,248

Biotechnology—1.4%
Agios Pharmaceuticals, Inc. (a) (b)	17,000	1,603,100
Applied Genetic Technologies Corp. (b)	6,600	131,934
Ardelyx, Inc. (b)	21,400	280,126
Auspex Pharmaceuticals, Inc. (a) (b)	10,500	1,052,835
Avalanche Biotechnologies, Inc. (b)	6,600	267,432
Cara Therapeutics, Inc. (a) (b)	26,600	267,330
Dicerna Pharmaceuticals, Inc. (b)	15,000	360,450
Eleven Biotherapeutics, Inc. (b)	22,100	197,132
Epizyme, Inc. (a) (b)	10,900	204,702
Immune Design Corp. (a) (b)	12,700	268,097
Insmed, Inc. (a) (b)	38,300	796,640
Karyopharm Therapeutics, Inc. (a) (b)	5,100	156,111
Kite Pharma, Inc. (a) (b)	9,500	547,960
MacroGenics, Inc. (a) (b)	12,600	395,262
Radius Health, Inc. (b)	34,700	1,428,252
Sage Therapeutics, Inc. (a) (b)	4,400	221,012
Ultragenyx Pharmaceutical, Inc. (b)	10,200	633,318
Verastem, Inc. (a) (b)	31,000	315,270

MIST-154

Met Investors Series Trust

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Biotechnology—(Continued)
Zafgen, Inc. (a) (b)	8,900	$352,529

		9,479,492

Building Products—0.5%
Gibraltar Industries, Inc. (b)	163,100	2,676,471
Trex Co., Inc. (b)	7,800	425,334

		3,101,805

Capital Markets—1.5%
Arlington Asset Investment Corp. - Class A (a)	39,900	959,994
Cowen Group, Inc. - Class A (a) (b)	279,700	1,454,440
GAMCO Investors, Inc. - Class A	13,285	1,043,005
Investment Technology Group, Inc. (b)	177,900	5,392,149
Janus Capital Group, Inc. (a)	26,000	446,940
Oppenheimer Holdings, Inc. - Class A	21,709	509,293

		9,805,821

Chemicals—1.7%
KMG Chemicals, Inc.	6,600	176,418
Minerals Technologies, Inc.	76,900	5,621,390
Olin Corp.	108,200	3,466,728
OM Group, Inc.	39,100	1,174,173
Tredegar Corp.	43,925	883,332

		11,322,041

Commercial Services & Supplies—2.9%
ABM Industries, Inc.	67,800	2,160,108
ACCO Brands Corp. (b)	445,700	3,703,767
ARC Document Solutions, Inc. (b)	264,700	2,443,181
Cenveo, Inc. (a) (b)	725,807	1,553,227
Ennis, Inc.	9,600	135,552
HNI Corp. (a)	45,500	2,510,235
Kimball International, Inc. - Class B	28,400	297,632
Performant Financial Corp. (b)	33,800	114,920
Quad/Graphics, Inc.	111,707	2,567,027
United Stationers, Inc. (a)	96,600	3,959,634

		19,445,283

Communications Equipment—1.9%
Black Box Corp.	80,492	1,684,697
Comtech Telecommunications Corp.	59,182	1,713,319
Emulex Corp. (b)	195,600	1,558,932
Harmonic, Inc. (b)	307,700	2,280,057
NETGEAR, Inc. (b)	62,000	2,038,560
Polycom, Inc. (b)	264,300	3,541,620

		12,817,185

Construction & Engineering—1.5%
Argan, Inc.	97,110	3,512,469
Comfort Systems USA, Inc.	54,300	1,142,472
EMCOR Group, Inc.	118,000	5,483,460

		10,138,401

Consumer Finance—0.9%
Nelnet, Inc. - Class A	42,500	2,011,100
World Acceptance Corp. (a) (b)	56,700	4,134,564

		6,145,664

Containers & Packaging—0.6%
Graphic Packaging Holding Co.	243,500	3,540,490
Myers Industries, Inc.	30,200	529,406

		4,069,896

Distributors—0.0%
VOXX International Corp. (b)	34,200	313,272

Diversified Consumer Services—1.0%
Ascent Capital Group, Inc. - Class A (a) (b)	14,000	557,340
K12, Inc. (b)	156,500	2,460,180
Regis Corp. (b)	208,300	3,407,788

		6,425,308

Diversified Financial Services—0.1%
Marlin Business Services Corp.	30,774	616,403

Diversified Telecommunication Services—0.7%
Fairpoint Communications, Inc. (b)	44,700	786,720
magicJack VocalTec, Ltd. (a) (b)	58,349	399,107
Vonage Holdings Corp. (b)	712,700	3,499,357

		4,685,184

Electric Utilities—2.2%
El Paso Electric Co.	114,605	4,428,337
PNM Resources, Inc.	54,900	1,603,080
Portland General Electric Co. (a)	220,400	8,174,636
Unitil Corp.	20,000	695,400

		14,901,453

Electrical Equipment—0.1%
GrafTech International, Ltd. (a) (b)	22,919	89,155
LSI Industries, Inc.	54,665	445,520
Polypore International, Inc. (b)	6,900	406,410

		941,085

Electronic Equipment, Instruments & Components—1.5%
Benchmark Electronics, Inc. (b)	190,700	4,582,521
Coherent, Inc. (b)	24,600	1,598,016
Insight Enterprises, Inc. (b)	63,500	1,811,020
Newport Corp. (b)	11,700	223,002
Sanmina Corp. (b)	59,700	1,444,143
Vishay Intertechnology, Inc. (a)	54,700	755,954

		10,414,656

Energy Equipment & Services—1.6%
Dawson Geophysical Co. (b)	22,813	97,411
Exterran Holdings, Inc.	6,100	204,777
Helix Energy Solutions Group, Inc. (b)	285,100	4,265,096
Key Energy Services, Inc. (b)	19,300	35,126

MIST-155

Met Investors Series Trust

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Energy Equipment & Services—(Continued)
Mitcham Industries, Inc. (b)	18,000	$82,800
Parker Drilling Co. (b)	119,700	417,753
Pioneer Energy Services Corp. (b)	506,600	2,745,772
SEACOR Holdings, Inc. (a) (b)	43,100	3,002,777

		10,851,512

Food & Staples Retailing—1.0%
Rite Aid Corp. (b)	484,700	4,212,043
Smart & Final Stores, Inc. (b)	70,300	1,237,280
SpartanNash Co.	32,700	1,032,012

		6,481,335

Food Products—0.7%
Farmer Bros Co. (a) (b)	9,400	232,650
Fresh Del Monte Produce, Inc. (a)	40,000	1,556,400
John B Sanfilippo & Son, Inc. (a)	3,000	129,300
Pinnacle Foods, Inc.	58,400	2,383,304
Sanderson Farms, Inc. (a)	2,100	167,265
Seneca Foods Corp. - Class A (b)	8,200	244,442

		4,713,361

Gas Utilities—2.0%
AGL Resources, Inc.	32,800	1,628,520
Chesapeake Utilities Corp.	11,850	599,728
Laclede Group, Inc. (The) (a)	99,339	5,088,144
Northwest Natural Gas Co. (a)	42,500	2,037,875
Piedmont Natural Gas Co., Inc.	17,700	653,307
Southwest Gas Corp.	58,100	3,379,677

		13,387,251

Health Care Equipment & Supplies—1.6%
Cynosure, Inc. - Class A (b)	4,600	141,082
Inogen, Inc. (b)	15,700	502,243
NuVasive, Inc. (b)	34,600	1,591,254
Roka Bioscience, Inc. (a) (b)	900	2,880
SurModics, Inc. (a) (b)	78,986	2,056,006
Thoratec Corp. (b)	152,200	6,375,658

		10,669,123

Health Care Providers & Services—1.7%
Alliance HealthCare Services, Inc. (b)	9,200	204,056
Centene Corp. (b)	48,600	3,435,534
Cross Country Healthcare, Inc. (b)	256,500	3,042,090
Genesis Healthcare, Inc. (b)	6,241	44,436
LHC Group, Inc. (b)	37,300	1,232,019
Surgical Care Affiliates, Inc. (b)	66,400	2,279,512
Triple-S Management Corp. - Class B (b)	43,400	862,792
Trupanion, Inc. (a) (b)	4,335	34,680

		11,135,119

Health Care Technology—0.3%
MedAssets, Inc. (b)	97,600	1,836,832

Hotels, Restaurants & Leisure—0.8%
Bob Evans Farms, Inc.	5,600	259,056
Dave & Buster’s Entertainment, Inc. (a) (b)	22,700	691,442
Isle of Capri Casinos, Inc. (b)	154,141	2,165,681
Jack in the Box, Inc.	7,300	700,216
Ruby Tuesday, Inc. (b)	15,900	95,559
Ruth’s Hospitality Group, Inc.	105,400	1,673,752
Scientific Games Corp. - Class A (a) (b)	12,700	132,969

		5,718,675

Household Durables—0.5%
CSS Industries, Inc.	43,451	1,310,048
Leggett & Platt, Inc. (a)	36,700	1,691,503
Skullcandy, Inc. (b)	39,200	442,960

		3,444,511

Household Products—0.4%
Central Garden and Pet Co. - Class A (a) (b)	227,880	2,420,086

Independent Power and Renewable Electricity Producers—0.8%
Atlantic Power Corp.	633,900	1,781,259
Dynegy, Inc. (b)	56,700	1,782,081
Ormat Technologies, Inc. (a)	45,000	1,710,900

		5,274,240

Insurance—4.3%
American Equity Investment Life Holding Co.	147,900	4,308,327
Arch Capital Group, Ltd. (b)	13,156	810,410
Argo Group International Holdings, Ltd.	47,564	2,385,334
CNO Financial Group, Inc.	367,800	6,333,516
Global Indemnity plc (b)	4,500	124,875
Hallmark Financial Services, Inc. (a) (b)	28,521	302,323
Horace Mann Educators Corp.	90,611	3,098,896
Maiden Holdings, Ltd. (a)	35,500	526,465
Navigators Group, Inc. (The) (b)	13,900	1,081,976
Primerica, Inc.	41,900	2,132,710
ProAssurance Corp.	67,700	3,108,107
StanCorp Financial Group, Inc.	24,600	1,687,560
Symetra Financial Corp.	122,100	2,864,466
United Fire Group, Inc.	6,700	212,859

		28,977,824

Internet & Catalog Retail—0.3%
Orbitz Worldwide, Inc. (b)	182,500	2,127,950

Internet Software & Services—1.2%
Bazaarvoice, Inc. (a) (b)	86,500	488,725
Benefitfocus, Inc. (a) (b)	36,000	1,324,440
Blucora, Inc. (a) (b)	96,600	1,319,556
EarthLink Holdings Corp.	239,800	1,064,712
IntraLinks Holdings, Inc. (b)	188,600	1,950,124
Monster Worldwide, Inc. (a) (b)	309,000	1,959,060

		8,106,617

MIST-156

Met Investors Series Trust

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—1.7%
EVERTEC, Inc.	13,400	$292,924
Global Cash Access Holdings, Inc. (b)	24,100	183,642
Hackett Group, Inc. (The)	20,500	183,270
ManTech International Corp. - Class A	45,100	1,530,694
MoneyGram International, Inc. (b)	155,600	1,344,384
NeuStar, Inc. - Class A (a) (b)	137,200	3,377,864
Sykes Enterprises, Inc. (b)	48,100	1,195,285
Unisys Corp. (b)	133,900	3,107,819

		11,215,882

Leisure Products—0.2%
Nautilus, Inc. (b)	79,900	1,220,073

Life Sciences Tools & Services—0.3%
Affymetrix, Inc. (a) (b)	145,400	1,826,224

Machinery—2.8%
AGCO Corp. (a)	36,700	1,748,388
Briggs & Stratton Corp. (a)	208,900	4,290,806
Douglas Dynamics, Inc. (a)	143,942	3,287,636
Federal Signal Corp.	77,100	1,217,409
Hurco Cos., Inc.	24,882	819,364
Hyster-Yale Materials Handling, Inc.	26,500	1,942,185
Kadant, Inc.	50,807	2,672,956
Mueller Water Products, Inc. - Class A	113,800	1,120,930
Wabash National Corp. (a) (b)	71,400	1,006,740
Watts Water Technologies, Inc. - Class A	8,100	445,743

		18,552,157

Marine—0.7%
International Shipholding Corp. (a)	22,536	272,911
Matson, Inc.	100,700	4,245,512

		4,518,423

Media—1.6%
Entercom Communications Corp. - Class A (a) (b)	69,960	850,014
EW Scripps Co. (The) - Class A (a) (b)	179,600	5,107,824
Journal Communications, Inc. - Class A (b)	132,447	1,962,864
Lee Enterprises, Inc. (a) (b)	109,600	347,432
McClatchy Co. (The) - Class A (a) (b)	135,100	248,584
Saga Communications, Inc. - Class A	3,535	157,449
Time, Inc.	84,800	1,902,912

		10,577,079

Metals & Mining—0.7%
Ampco-Pittsburgh Corp.	2,300	40,158
Coeur Mining, Inc. (a) (b)	103,800	488,898
Commercial Metals Co.	59,700	966,543
Schnitzer Steel Industries, Inc. - Class A	15,300	242,658
Worthington Industries, Inc.	119,100	3,169,251

		4,907,508

Multi-Utilities—1.3%
Avista Corp. (a)	133,000	4,545,940

Multi-Utilities—(Continued)
NorthWestern Corp.	83,383	4,485,172

		9,031,112

Multiline Retail—1.0%
Bon-Ton Stores, Inc. (The) (a)	61,954	431,200
Dillard’s, Inc. - Class A (a)	48,000	6,552,480

		6,983,680

Oil, Gas & Consumable Fuels—2.0%
Adams Resources & Energy, Inc.	1,700	114,257
Alon USA Energy, Inc.	35,400	586,578
Bill Barrett Corp. (a) (b)	317,100	2,631,930
Cloud Peak Energy, Inc. (a) (b)	170,700	993,474
Comstock Resources, Inc. (a)	104,500	373,065
EXCO Resources, Inc. (a)	158,600	290,238
Frontline, Ltd. (b)	82,900	185,696
Midstates Petroleum Co., Inc. (a) (b)	174,900	148,665
Pacific Ethanol, Inc. (a) (b)	13,300	143,507
REX American Resources Corp. (a) (b)	95,800	5,825,598
Stone Energy Corp. (b)	27,700	406,636
VAALCO Energy, Inc. (b)	364,000	891,800
W&T Offshore, Inc. (a)	106,500	544,215
Warren Resources, Inc. (a) (b)	123,100	109,559

		13,245,218

Paper & Forest Products—0.9%
Domtar Corp.	48,800	2,255,536
PH Glatfelter Co.	6,700	184,451
Schweitzer-Mauduit International, Inc.	84,300	3,887,916

		6,327,903

Pharmaceuticals—0.2%
Achaogen, Inc. (a) (b)	5,300	51,728
Amphastar Pharmaceuticals, Inc. (a) (b)	54,400	813,824
Egalet Corp. (a) (b)	14,400	186,192
Revance Therapeutics, Inc. (a) (b)	15,800	327,534
ZS Pharma, Inc. (b)	5,200	218,816

		1,598,094

Professional Services—1.9%
Barrett Business Services, Inc. (a)	83,560	3,579,710
CRA International, Inc. (b)	5,100	158,712
FTI Consulting, Inc. (b)	151,600	5,678,936
RPX Corp. (b)	63,300	910,887
VSE Corp.	30,100	2,464,588

		12,792,833

Real Estate Investment Trusts—13.8%
American Assets Trust, Inc.	8,900	385,192
Anworth Mortgage Asset Corp.	1,094,466	5,570,832
Apartment Investment & Management Co. - Class A	75,900	2,987,424
Ashford Hospitality Prime, Inc.	50,639	849,216
Ashford Hospitality Trust, Inc.	252,795	2,431,888

MIST-157

Met Investors Series Trust

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
Capstead Mortgage Corp. (a)	418,558	$4,926,428
CBL & Associates Properties, Inc.	161,800	3,203,640
Chambers Street Properties	186,900	1,472,772
Coresite Realty Corp.	128,700	6,265,116
CubeSmart	212,000	5,119,800
CYS Investments, Inc. (a)	835,500	7,444,305
DCT Industrial Trust, Inc.	183,975	6,376,573
DiamondRock Hospitality Co.	122,900	1,736,577
Education Realty Trust, Inc.	33,800	1,195,844
EPR Properties (a)	29,000	1,740,870
FelCor Lodging Trust, Inc.	273,869	3,146,755
First Industrial Realty Trust, Inc.	48,600	1,041,498
First Potomac Realty Trust (a)	188,200	2,237,698
Franklin Street Properties Corp.	62,600	802,532
Getty Realty Corp.	56,136	1,021,675
Gladstone Commercial Corp.	28,300	526,663
Government Properties Income Trust (a)	132,300	3,023,055
Highwoods Properties, Inc.	22,500	1,030,050
Home Properties, Inc.	25,400	1,759,966
Hospitality Properties Trust	61,500	2,028,885
LaSalle Hotel Properties	30,600	1,189,116
LTC Properties, Inc.	38,100	1,752,600
Mid-America Apartment Communities, Inc.	5,632	435,185
Parkway Properties, Inc.	58,200	1,009,770
Pebblebrook Hotel Trust	49,600	2,309,872
Pennsylvania Real Estate Investment Trust	88,100	2,046,563
Potlatch Corp.	117,400	4,700,696
PS Business Parks, Inc.	13,800	1,145,952
RAIT Financial Trust (a)	364,700	2,501,842
Saul Centers, Inc.	4,600	263,120
Strategic Hotels & Resorts, Inc. (b)	29,300	364,199
Sunstone Hotel Investors, Inc.	168,426	2,807,661
Taubman Centers, Inc.	5,300	408,789
Urstadt Biddle Properties, Inc. - Class A	30,100	694,106
Washington Real Estate Investment Trust (a)	113,600	3,138,768
WP GLIMCHER, Inc.	2,347	39,031

		93,132,524

Real Estate Management & Development—1.3%
Alexander & Baldwin, Inc.	79,000	3,411,220
Forestar Group, Inc. (a) (b)	180,400	2,844,908
St. Joe Co. (The) (a) (b)	140,400	2,605,824

		8,861,952

Road & Rail—1.1%
AMERCO	1,800	594,720
ArcBest Corp.	82,900	3,141,081
Celadon Group, Inc.	19,300	525,346
PAM Transportation Services, Inc. (b)	16,400	939,228
Quality Distribution, Inc. (b)	86,900	897,677
USA Truck, Inc. (a) (b)	52,600	1,456,494

		7,554,546

Semiconductors & Semiconductor Equipment—2.6%
Amkor Technology, Inc. (b)	182,400	1,611,504
Cypress Semiconductor Corp. (a) (b)	419,902	5,924,817

Semiconductors & Semiconductor Equipment—(Continued)
DSP Group, Inc. (b)	108,487	1,299,674
Fairchild Semiconductor International, Inc. (b)	17,500	318,150
First Solar, Inc. (b)	39,700	2,373,663
IXYS Corp.	25,700	316,624
Pericom Semiconductor Corp.	30,500	471,835
Photronics, Inc. (b)	75,302	640,067
Qorvo, Inc. (b)	36,899	2,940,850
Ultra Clean Holdings, Inc. (b)	48,800	348,920
Xcerra Corp. (b)	177,839	1,580,989

		17,827,093

Software—1.5%
A10 Networks, Inc. (a) (b)	70,400	304,832
Aspen Technology, Inc. (b)	48,600	1,870,614
EnerNOC, Inc. (a) (b)	133,900	1,526,460
Fair Isaac Corp.	24,600	2,182,512
Rubicon Project, Inc. (The) (b)	18,100	324,352
Take-Two Interactive Software, Inc. (a) (b)	160,900	4,095,709
TeleCommunication Systems, Inc. - Class A (b)	2,367	9,066
Varonis Systems, Inc. (a) (b)	2,170	55,682

		10,369,227

Specialty Retail—2.9%
Barnes & Noble, Inc. (b)	233,800	5,552,750
Brown Shoe Co., Inc.	103,800	3,404,640
Build-A-Bear Workshop, Inc. (b)	12,600	247,590
Children’s Place, Inc. (The) (a)	104,600	6,714,274
Guess?, Inc. (a)	85,300	1,585,727
hhgregg, Inc. (a) (b)	321,100	1,968,343

		19,473,324

Technology Hardware, Storage & Peripherals—0.1%
Quantum Corp. (b)	255,400	408,640

Textiles, Apparel & Luxury Goods—1.2%
Iconix Brand Group, Inc. (a) (b)	177,100	5,962,957
Unifi, Inc. (b)	61,881	2,233,285

		8,196,242

Thrifts & Mortgage Finance—1.3%
BankFinancial Corp.	8,485	111,493
Beneficial Bancorp, Inc. (b)	41,355	466,898
Charter Financial Corp. (a)	126,300	1,452,450
First Financial Northwest, Inc.	23,100	285,285
Fox Chase Bancorp, Inc.	10,500	176,715
Kearny Financial Corp. (a) (b)	5,700	77,406
MGIC Investment Corp. (a) (b)	13,500	130,005
Northfield Bancorp, Inc. (a)	272,500	4,038,450
OceanFirst Financial Corp.	21,800	376,486
Territorial Bancorp, Inc.	6,200	147,312
United Financial Bancorp, Inc.	37,500	466,125
Walker & Dunlop, Inc. (b)	19,900	352,827
WSFS Financial Corp.	9,865	746,090

		8,827,542

MIST-158

Met Investors Series Trust

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Tobacco—0.7%
Alliance One International, Inc. (b)	41,000	$45,100
Universal Corp. (a)	101,067	4,766,320

		4,811,420

Water Utilities—0.2%
California Water Service Group	43,100	1,056,381

Total Common Stocks (Cost $560,823,004)		648,200,290

Short-Term Investments—20.2%

Mutual Fund—17.0%
State Street Navigator Securities Lending MET Portfolio (c)	114,296,515	114,296,515

Repurchase Agreement—3.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/15 at 0.000% to be repurchased at $21,510,564 on 04/01/15, collateralized by $21,780,000 Federal Home Loan Bank at 1.250% due 06/23/17 with a value of $21,943,350.	21,510,564	21,510,564

Total Short-Term Investments (Cost $135,807,079)		135,807,079

Total Investments—116.5% (Cost $696,630,083) (d)		784,007,369
Other assets and liabilities (net)—(16.5)%		(111,095,192)

Net Assets—100.0%		$672,912,177

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2015, the market value of securities loaned was $122,524,947 and the collateral received consisted of cash in the amount of $114,296,515 and non-cash collateral with a value of $12,458,221. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2015.
(d)	As of March 31, 2015, the aggregate cost of investments was $696,630,083. The aggregate unrealized appreciation and depreciation of investments were $126,266,281 and $(38,888,995), respectively, resulting in net unrealized appreciation of $87,377,286.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation
Russell 2000 Mini Index Futures	06/19/15	195	USD	23,621,986	$731,564

(USD)—	United States Dollar

MIST-159

Met Investors Series Trust

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$648,200,290	$—	$—	$648,200,290
Short-Term Investments
Mutual Fund	114,296,515	—	—	114,296,515
Repurchase Agreement	—	21,510,564	—	21,510,564
Total Short-Term Investments	114,296,515	21,510,564	—	135,807,079
Total Investments	$762,496,805	$21,510,564	$—	$784,007,369

Collateral for securities loaned (Liability)	$—	$(114,296,515)	$—	$(114,296,515)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$731,564	$—	$—	$731,564

*	See Schedule of Investments for additional detailed categorizations.

MIST-160

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—69.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.3%
Thales S.A.	72,995	$4,051,697
TransDigm Group, Inc. (a)	60,196	13,166,069

		17,217,766

Auto Components—0.8%
Motherson Sumi Systems, Ltd.	481,724	3,968,633

Automobiles—0.6%
Suzuki Motor Corp.	112,900	3,396,359

Banks—4.7%
HDFC Bank, Ltd.	365,157	6,949,398
ING Groep NV (b)	304,009	4,459,013
M&T Bank Corp. (a)	46,661	5,925,947
Mitsubishi UFJ Financial Group, Inc.	1,168,700	7,236,059

		24,570,417

Beverages—2.7%
Anheuser-Busch InBev NV	60,330	7,379,901
Asahi Group Holdings, Ltd.	144,500	4,591,403
Diageo plc	76,289	2,103,532

		14,074,836

Biotechnology—1.3%
Gilead Sciences, Inc. (b)	71,694	7,035,332

Capital Markets—1.6%
Goldman Sachs Group, Inc. (The)	44,836	8,427,823

Chemicals—1.3%
Praxair, Inc.	30,250	3,652,385
Valspar Corp. (The)	36,908	3,101,379

		6,753,764

Consumer Finance—0.8%
American Express Co.	56,419	4,407,452

Diversified Financial Services—1.7%
London Stock Exchange Group plc	241,560	8,797,363

Energy Equipment & Services—2.4%
Oceaneering International, Inc.	96,417	5,199,769
Schlumberger, Ltd.	87,728	7,320,024

		12,519,793

Health Care Providers & Services—1.6%
UnitedHealth Group, Inc.	71,983	8,514,869

Hotels, Restaurants & Leisure—1.6%
Wyndham Worldwide Corp.	90,354	8,174,326

Household Durables—1.4%
Jarden Corp. (b)	142,803	7,554,279

Insurance—4.9%
AIA Group, Ltd.	1,329,800	8,325,988
Legal & General Group plc	2,215,338	9,144,402
Travelers Cos., Inc. (The)	77,145	8,341,689

		25,812,079

Internet & Catalog Retail—3.4%
Amazon.com, Inc. (b)	19,209	7,147,669
Priceline Group, Inc. (The) (b)	8,990	10,465,708

		17,613,377

Internet Software & Services—5.5%
Alibaba Group Holding, Ltd. (ADR) (b)	95,706	7,966,567
Facebook, Inc. - Class A (b)	86,528	7,113,900
Google, Inc. - Class A (b)	14,453	8,017,079
Google, Inc. - Class C (b)	10,914	5,980,872

		29,078,418

IT Services—4.8%
CGI Group, Inc. - Class A (b)	227,000	9,628,076
Cielo S.A.	203,100	2,907,565
HCL Technologies, Ltd.	358,604	5,630,320
Nomura Research Institute, Ltd.	180,400	6,790,088

		24,956,049

Machinery—1.4%
Atlas Copco AB - A Shares	227,215	7,358,086

Oil, Gas & Consumable Fuels—1.2%
Kinder Morgan, Inc.	155,950	6,559,257

Personal Products—1.5%
Hengan International Group Co., Ltd.	655,500	7,878,489

Pharmaceuticals—9.2%
Actavis plc (b)	42,088	12,526,230
Bayer AG	24,372	3,662,021
Novo Nordisk A/S - Class B	151,426	8,102,285
Roche Holding AG	37,685	10,391,364
Valeant Pharmaceuticals International, Inc. (b)	67,943	13,494,839

		48,176,739

Road & Rail—1.5%
Genesee & Wyoming, Inc. - Class A (a) (b)	82,211	7,928,429

Semiconductors & Semiconductor Equipment—1.2%
Texas Instruments, Inc.	105,915	6,056,749

Software—1.3%
FactSet Research Systems, Inc. (a)	41,893	6,669,366

Specialty Retail—4.2%
AutoZone, Inc. (b)	20,134	13,734,609
Lowe’s Cos., Inc.	49,163	3,657,236
Signet Jewelers, Ltd.	34,630	4,806,298

		22,198,143

MIST-161

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Textiles, Apparel & Luxury Goods—1.2%
Luxottica Group S.p.A.	101,993	$6,475,319

Trading Companies & Distributors—2.0%
Brenntag AG	84,141	5,044,305
WW Grainger, Inc. (a)	23,232	5,478,338

		10,522,643

Total Common Stocks (Cost $293,713,711)		362,696,155

Corporate Bonds & Notes—17.8%

Advertising—0.1%
Outfront Media Capital LLC / Outfront Media Capital Corp. 5.250%, 02/15/22	25,000	26,188
5.875%, 03/15/25	55,000	58,162
Visant Corp. 10.000%, 10/01/17	70,000	62,650
WPP plc 6.000%, 04/04/17 (GBP)	160,000	259,084

		406,084

Aerospace/Defense—0.0%
TransDigm, Inc. 6.500%, 07/15/24	76,000	76,380

Airlines—0.4%
Air Canada 7.625%, 10/01/19 (144A) (CAD)	470,000	395,208
Delta Air Lines Pass-Through Trust 8.021%, 08/10/22	1,070,241	1,241,479
U.S. Airways Pass-Through Trust 5.900%, 10/01/24	71,545	81,740
8.000%, 10/01/19	35,818	40,654
United Continental Holdings, Inc. 6.375%, 06/01/18	305,000	322,919

		2,082,000

Auto Manufacturers—0.5%
Ford Motor Co. 6.625%, 10/01/28	1,675,000	2,152,366
General Motors Financial Co., Inc. 4.375%, 09/25/21	100,000	106,209
Kia Motors Corp. 3.625%, 06/14/16 (144A)	300,000	307,934

		2,566,509

Auto Parts & Equipment—0.3%
Gajah Tunggal Tbk PT 7.750%, 02/06/18 (144A)	300,000	287,970
Goodyear Tire & Rubber Co. (The) 7.000%, 03/15/28	1,228,000	1,326,240

Auto Parts & Equipment—(Continued)
Tupy Overseas S.A. 6.625%, 07/17/24 (144A)	200,000	192,000

		1,806,210

Banks—2.5%
Akbank TAS 4.000%, 01/24/20 (144A)	200,000	195,100
Axis Bank, Ltd. 3.250%, 05/21/20 (144A)	225,000	228,118
Banco de Credito e Inversiones 3.000%, 09/13/17 (144A) (a)	600,000	612,336
Banco do Brasil S.A. 3.875%, 10/10/22	300,000	277,110
Banco Santander Brasil S.A. 4.625%, 02/13/17 (144A)	400,000	412,000
Banco Santander Mexico S.A. 4.125%, 11/09/22 (144A)	150,000	152,813
Banco Votorantim S.A. 6.250%, 05/16/16 (144A) (BRL)	450,000	165,791
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 1.700%, 03/05/18 (144A)	375,000	375,436
Barclays plc 3.650%, 03/16/25	225,000	225,686
Canara Bank 6.365%, 11/28/21 (c)	200,000	205,046
Corpbanca S.A. 3.125%, 01/15/18	465,000	461,714
Credit Agricole S.A. 4.375%, 03/17/25 (144A)	200,000	202,230
7.500%, 06/23/26 (GBP) (c)	160,000	243,278
Export-Import Bank of Korea 3.000%, 05/22/18 (144A) (NOK)	1,700,000	217,931
Goldman Sachs Group, Inc. (The) 3.375%, 02/01/18 (CAD)	300,000	248,025
6.750%, 10/01/37	945,000	1,240,835
Hana Bank 4.000%, 11/03/16 (144A)	200,000	208,065
ICICI Bank, Ltd. 6.375%, 04/30/22 (144A) (a) (c)	300,000	312,000
Industrial Bank of Korea 2.375%, 07/17/17 (144A)	300,000	304,664
Itau Unibanco Holding S.A. 6.200%, 12/21/21 (144A) (a)	300,000	314,460
Lloyds Banking Group plc 4.500%, 11/04/24	200,000	207,737
Macquarie Bank, Ltd. 6.625%, 04/07/21 (144A)	500,000	589,425
Morgan Stanley 4.100%, 05/22/23	200,000	208,142
4.350%, 09/08/26	315,000	330,203
7.250%, 05/26/15 (AUD)	300,000	229,957
7.625%, 03/03/16 (AUD)	500,000	396,811
Royal Bank of Scotland Group plc 6.000%, 12/19/23	470,000	522,801

MIST-162

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Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Siam Commercial Bank PCL 3.500%, 04/07/19 (144A)	420,000	$435,140
Societe Generale S.A. 5.000%, 01/17/24 (144A)	485,000	507,801
6.750%, 04/07/21 (EUR) (c)	195,000	217,731
Standard Chartered plc 4.000%, 10/21/25 (EUR) (c)	250,000	296,280
State Bank of India 4.125%, 08/01/17 (144A)	300,000	314,195
TC Ziraat Bankasi A/S 4.250%, 07/03/19 (144A)	380,000	376,428
Turkiye Garanti Bankasi A/S 4.000%, 09/13/17 (144A)	300,000	303,936
Turkiye Halk Bankasi 4.750%, 02/11/21 (144A)	210,000	205,538
Turkiye Is Bankasi A/S 3.875%, 11/07/17 (144A)	400,000	402,000
UniCredit S.p.A. 6.950%, 10/31/22 (EUR)	300,000	398,210
Woori Bank Co., Ltd. 5.875%, 04/13/21 (144A)	200,000	233,056
Yapi ve Kredi Bankasi A/S 5.250%, 12/03/18 (144A)	360,000	367,470

		13,145,499

Beverages—0.1%
Constellation Brands, Inc. 4.750%, 11/15/24	110,000	116,325
DS Services of America, Inc. 10.000%, 09/01/21 (144A)	125,000	146,875

		263,200

Building Materials—0.2%
Atrium Windows & Doors, Inc. 7.750%, 05/01/19 (144A)	215,000	180,600
Cemex Finance LLC 6.000%, 04/01/24 (144A) (a)	265,000	264,337
Masco Corp. 6.500%, 08/15/32	30,000	32,100
7.750%, 08/01/29	200,000	232,000
Union Andina de Cementos SAA 5.875%, 10/30/21 (144A) (a)	450,000	454,950

		1,163,987

Chemicals—0.9%
Braskem Finance, Ltd. 5.750%, 04/15/21 (144A)	200,000	188,500
Hercules, Inc. 6.500%, 06/30/29	10,000	9,212
Hexion, Inc. 7.875%, 02/15/23 (d)	899,000	521,420
8.375%, 04/15/16 (a) (d)	1,961,000	1,882,560
9.200%, 03/15/21 (d)	1,910,000	1,107,800
Incitec Pivot Finance LLC 6.000%, 12/10/19 (144A)	80,000	89,927

Chemicals—(Continued)
Israel Chemicals, Ltd. 4.500%, 12/02/24 (144A)	380,000	386,612
OCP S.A. 6.875%, 04/25/44 (144A)	245,000	272,869

		4,458,900

Commercial Services—0.1%
RR Donnelley & Sons Co. 7.000%, 02/15/22	255,000	281,138

Cosmetics/Personal Care—0.0%
Avon Products, Inc. 7.700%, 03/15/43	40,000	33,600

Diversified Financial Services—0.8%
CIMPOR Financial Operations B.V. 5.750%, 07/17/24 (144A)	410,000	340,300
Jefferies Group LLC 5.125%, 01/20/23	50,000	51,900
6.250%, 01/15/36	175,000	174,869
6.450%, 06/08/27	50,000	54,000
6.875%, 04/15/21	480,000	542,746
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 7.375%, 10/01/17	90,000	92,475
Mubadala GE Capital, Ltd. 3.000%, 11/10/19 (144A)	435,000	433,766
Navient Corp. 5.875%, 10/25/24	20,000	18,700
Nomura Holdings, Inc. 2.750%, 03/19/19	485,000	496,306
SLM Corp. 5.500%, 01/25/23	555,000	528,638
5.625%, 08/01/33	975,000	798,281
Springleaf Finance Corp. 7.750%, 10/01/21	165,000	180,675
8.250%, 10/01/23	65,000	73,125
Unifin Financiera SAPI de C.V. 6.250%, 07/22/19 (144A)	385,000	358,666

		4,144,447

Electric—0.7%
AES Corp. 4.875%, 05/15/23	125,000	121,875
CEZ A/S 4.250%, 04/03/22 (144A)	200,000	216,676
DPL, Inc. 6.750%, 10/01/19 (144A)	131,000	138,205
Dubai Electricity & Water Authority 6.375%, 10/21/16 (144A)	200,000	213,500
8.500%, 04/22/15 (144A)	300,000	301,278
E-CL S.A. 5.625%, 01/15/21 (144A)	250,000	277,246
EDP Finance B.V. 4.125%, 01/15/20 (144A)	200,000	207,000

MIST-163

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Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Emgesa S.A. E.S.P 8.750%, 01/25/21 (144A) (COP)	1,210,000,000	$503,197
Empresas Publicas de Medellin E.S.P. 8.375%, 02/01/21 (144A) (COP)	1,610,000,000	655,333
Eskom Holdings SOC, Ltd. 7.125%, 02/11/25 (144A)	375,000	377,812
RWE AG 4.625%, 09/28/15 (EUR) (c)	315,000	343,107
Transelec S.A. 4.250%, 01/14/25 (144A)	460,000	469,255

		3,824,484

Engineering & Construction—0.1%
AECOM 5.750%, 10/15/22 (144A)	20,000	20,700
5.875%, 10/15/24 (144A)	20,000	21,000
Odebrecht Offshore Drilling Finance, Ltd. 6.750%, 10/01/22 (144A)	372,040	289,150
Sydney Airport Finance Co. Pty., Ltd. 5.125%, 02/22/21 (144A)	140,000	157,402

		488,252

Food—0.3%
BRF S.A. 7.750%, 05/22/18 (144A) (BRL)	480,000	122,950
Cosan Luxembourg S.A. 5.000%, 03/14/23 (144A)	200,000	177,500
SUPERVALU, Inc. 6.750%, 06/01/21 (a)	1,415,000	1,457,450

		1,757,900

Forest Products & Paper—0.2%
Celulosa Arauco y Constitucion S.A. 4.750%, 01/11/22	400,000	420,677
Inversiones CMPC S.A. 4.375%, 05/15/23 (144A)	400,000	407,463

		828,140

Gas—0.0%
China Resources Gas Group, Ltd. 4.500%, 04/05/22 (144A)	200,000	212,548

Healthcare-Services—1.8%
HCA, Inc. 7.050%, 12/01/27	80,000	85,200
7.500%, 11/06/33	5,060,000	5,464,800
7.580%, 09/15/25	375,000	420,000
7.690%, 06/15/25	755,000	853,150
7.750%, 07/15/36	1,420,000	1,540,700
Tenet Healthcare Corp. 5.000%, 03/01/19 (144A)	205,000	203,462
6.875%, 11/15/31	910,000	841,750

		9,409,062

Holding Companies-Diversified—0.0%
Hutchison Whampoa International, Ltd. 3.500%, 01/13/17 (144A)	200,000	206,828

Home Builders—0.1%
K Hovnanian Enterprises, Inc. 5.000%, 11/01/21	700,000	602,000
7.000%, 01/15/19 (144A)	45,000	43,200
8.000%, 11/01/19 (144A)	80,000	77,200
TRI Pointe Holdings, Inc. 4.375%, 06/15/19 (144A)	30,000	29,288

		751,688

Home Furnishings—0.1%
Arcelik A/S 5.000%, 04/03/23 (144A) (a)	300,000	286,350

Housewares—0.0%
Newell Rubbermaid, Inc. 4.000%, 12/01/24	150,000	158,064

Insurance—0.4%
AIA Group, Ltd. 3.200%, 03/11/25 (144A)	200,000	201,760
Forethought Financial Group, Inc. 8.625%, 04/15/21 (144A)	820,000	963,309
Genworth Holdings, Inc. 4.800%, 02/15/24	85,000	71,506
4.900%, 08/15/23	210,000	179,550
6.500%, 06/15/34 (a)	90,000	80,159
Old Mutual plc 8.000%, 06/03/21 (GBP)	280,000	479,640
Old Republic International Corp. 4.875%, 10/01/24	175,000	185,789

		2,161,713

Internet—0.1%
Baidu, Inc. 3.250%, 08/06/18	600,000	621,534

Iron/Steel—0.6%
ArcelorMittal 7.500%, 03/01/41 (a)	540,000	561,600
CSN Islands XI Corp. 6.875%, 09/21/19	100,000	89,500
GTL Trade Finance, Inc. 5.893%, 04/29/24 (144A) (a)	452,000	434,485
Hyundai Steel Co. 4.625%, 04/21/16 (144A)	400,000	410,971
Samarco Mineracao S.A. 4.125%, 11/01/22 (144A)	300,000	270,000
United States Steel Corp. 6.650%, 06/01/37	85,000	73,950
7.500%, 03/15/22 (a)	290,000	290,000
Vale Overseas, Ltd. 6.875%, 11/21/36	585,000	565,812

MIST-164

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Iron/Steel—(Continued)
Vale S.A. 5.625%, 09/11/42	720,000	$623,088

		3,319,406

Machinery-Diversified—0.0%
Cleaver-Brooks, Inc. 8.750%, 12/15/19 (144A)	65,000	66,300

Media—0.2%
Dex Media, Inc. 14.000%, 01/29/17 (e)	5,716	2,115
DISH DBS Corp. 5.000%, 03/15/23	160,000	155,568
5.875%, 11/15/24	40,000	40,050
Grupo Televisa S.A.B. 7.250%, 05/14/43 (MXN)	6,000,000	342,892
Myriad International Holding B.V. 6.000%, 07/18/20 (144A)	200,000	220,500
VTR Finance B.V. 6.875%, 01/15/24 (144A)	200,000	207,500

		968,625

Mining—0.1%
Hecla Mining Co. 6.875%, 05/01/21	320,000	283,200
Minera y Metalurgica del Boleo S.A. de C.V. 2.875%, 05/07/19 (144A) (a)	480,000	491,745

		774,945

Multi-National—0.4%
Banco Latinoamericano de Comercio Exterior S.A. 3.750%, 04/04/17 (144A) (a)	625,000	642,187
Central American Bank for Economic Integration 3.875%, 02/09/17 (144A)	550,000	565,137
International Bank for Reconstruction & Development 2.500%, 03/12/20 (AUD)	500,000	382,619
International Finance Corp. 7.800%, 06/03/19 (INR)	29,000,000	482,953

		2,072,896

Oil & Gas—1.8%
Chesapeake Energy Corp. 4.875%, 04/15/22 (a)	335,000	314,063
Cimarex Energy Co. 4.375%, 06/01/24	675,000	669,938
Continental Resources, Inc. 3.800%, 06/01/24 (a)	125,000	115,218
4.500%, 04/15/23	10,000	9,705
Ecopetrol S.A. 5.875%, 09/18/23 (a)	740,000	794,390
5.875%, 05/28/45	205,000	190,742
Halcon Resources Corp. 8.875%, 05/15/21 (a)	185,000	128,575

Oil & Gas—(Continued)
Korea National Oil Corp. 3.125%, 04/03/17 (144A)	200,000	205,840
Odebrecht Drilling Norbe VIII/IX, Ltd. 6.350%, 06/30/21 (144A)	170,000	146,625
Pacific Rubiales Energy Corp. 5.125%, 03/28/23 (144A) (a)	1,210,000	704,825
5.625%, 01/19/25 (144A)	235,000	138,227
Pertamina Persero PT 4.300%, 05/20/23 (144A) (a)	1,115,000	1,117,787
Petrobras Global Finance B.V. 3.250%, 04/01/19 (EUR)	370,000	354,093
4.375%, 05/20/23 (a)	1,095,000	936,334
Petrobras International Finance Co. 5.750%, 01/20/20	365,000	338,567
6.250%, 12/14/26 (GBP)	200,000	255,771
Petroleos Mexicanos 4.250%, 01/15/25 (144A)	320,000	324,336
5.625%, 01/23/46 (144A)	265,000	268,975
7.470%, 11/12/26 (MXN)	5,600,000	349,690
Petronas Capital, Ltd. 3.125%, 03/18/22 (144A)	555,000	559,153
Rosetta Resources, Inc. 5.625%, 05/01/21	245,000	230,300
Thai Oil PCL 3.625%, 01/23/23 (144A)	350,000	349,280
YPF S.A. 8.750%, 04/04/24 (144A) (a)	720,000	736,632

		9,239,066

Oil & Gas Services—0.0%
FTS International, Inc. 6.250%, 05/01/22 (144A)	85,000	62,475

Packaging & Containers—0.7%
Owens-Brockway Glass Container, Inc. 5.375%, 01/15/25 (144A)	1,230,000	1,265,362
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.750%, 10/15/20	900,000	930,375
8.250%, 02/15/21	1,150,000	1,230,500
Sealed Air Corp. 4.875%, 12/01/22 (144A)	10,000	10,200

		3,436,437

Pharmaceuticals—0.0%
Valeant Pharmaceuticals International, Inc. 6.375%, 10/15/20 (144A)	5,000	5,194

Pipelines—0.2%
Regency Energy Partners L.P. / Regency Energy Finance Corp. 5.000%, 10/01/22	440,000	457,600
5.500%, 04/15/23	95,000	98,087
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 5.000%, 01/15/18 (144A)	100,000	103,000

MIST-165

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
Transportadora de Gas del Sur S.A. 9.625%, 05/14/20 (144A)	263,674	$264,333

		923,020

Real Estate Investment Trusts—0.0%
iStar Financial, Inc. 4.875%, 07/01/18	70,000	70,350

Retail—1.1%
J.C. Penney Corp., Inc. 7.625%, 03/01/97	155,000	109,275
Lotte Shopping Co., Ltd. 3.375%, 05/09/17 (144A)	430,000	443,486
New Albertsons, Inc. 7.450%, 08/01/29	5,470,000	5,005,050
Parkson Retail Group, Ltd. 4.500%, 05/03/18 (a)	200,000	183,585
Toys “R” Us, Inc. 7.375%, 10/15/18	100,000	68,250

		5,809,646

Software—0.1%
First Data Corp. 10.625%, 06/15/21	439,000	499,363

Telecommunications—2.5%
Alcatel-Lucent USA, Inc. 6.450%, 03/15/29	55,000	55,550
Altice Financing S.A. 7.875%, 12/15/19 (144A) (a)	200,000	212,000
Altice S.A. 7.750%, 05/15/22 (144A)	200,000	203,375
Bharti Airtel International Netherlands B.V. 5.125%, 03/11/23 (144A)	500,000	540,386
5.350%, 05/20/24 (144A)	390,000	429,488
British Telecommunications plc 5.750%, 12/07/28 (GBP)	540,000	1,024,339
CenturyLink, Inc. 6.875%, 01/15/28	45,000	46,800
7.600%, 09/15/39	475,000	486,578
7.650%, 03/15/42	185,000	189,163
Colombia Telecomunicaciones S.A. E.S.P. 5.375%, 09/27/22 (144A)	250,000	254,613
Indosat Palapa Co. B.V. 7.375%, 07/29/20 (144A) (a)	200,000	209,000
Level 3 Communications, Inc. 5.750%, 12/01/22	60,000	61,614
Level 3 Financing, Inc. 5.625%, 02/01/23 (144A)	380,000	390,450
7.000%, 06/01/20	380,000	405,650
Millicom International Cellular S.A. 4.750%, 05/22/20 (144A)	225,000	220,275
MTN Mauritius Investments, Ltd. 4.755%, 11/11/24 (144A)	400,000	401,800

Telecommunications—(Continued)
Oi S.A. 9.750%, 09/15/16 (144A) (BRL)	300,000	84,128
Philippine Long Distance Telephone Co. 8.350%, 03/06/17	95,000	105,688
Qwest Capital Funding, Inc. 7.750%, 02/15/31	1,445,000	1,517,250
SoftBank Corp. 4.500%, 04/15/20 (144A)	400,000	408,500
Sprint Capital Corp. 6.875%, 11/15/28	1,250,000	1,146,875
8.750%, 03/15/32	350,000	361,375
Sprint Communications, Inc. 7.000%, 08/15/20	1,500,000	1,523,437
11.500%, 11/15/21	2,000,000	2,415,000
Virgin Media Finance plc 4.500%, 01/15/25 (144A) (EUR)	160,000	179,369
Wind Acquisition Finance S.A. 7.375%, 04/23/21 (144A)	360,000	373,500

		13,246,203

Textiles—0.1%
INVISTA Finance LLC 4.250%, 10/15/19 (144A)	305,000	303,094

Transportation—0.2%
Jack Cooper Holdings Corp. 9.250%, 06/01/20 (144A)	360,000	371,700
Transnet SOC, Ltd. 4.000%, 07/26/22 (144A)	555,000	540,137

		911,837

Wireless Telecommunication Services—0.1%
Telstra Corp., Ltd. 3.125%, 04/07/25 (144A)	400,000	403,028

Total Corporate Bonds & Notes (Cost $89,796,556)		93,246,402

Foreign Government—4.9%

Sovereign—4.9%
Brazil Letras do Tesouro Nacional Zero Coupon, 07/01/16 (BRL)	2,900,000	775,411
Brazil Notas do Tesouro Nacional 6.000%, 05/15/15 (BRL) (f)	715,000	585,479
10.000%, 01/01/19 (BRL)	1,000,000	286,213
10.000%, 01/01/21 (BRL)	1,635,000	453,360
Brazilian Government International Bond 8.500%, 01/05/24 (BRL) (a)	350,000	106,923
Chile Government International Bond 5.500%, 08/05/20 (CLP)	130,000,000	221,810
Dominican Republic International Bond 8.625%, 04/20/27 (144A) (f)	200,000	237,500
European Financial Stability Facility 1.625%, 07/17/20 (EUR)	655,000	765,421

MIST-166

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Export Credit Bank of Turkey 5.000%, 09/23/21 (144A)	225,000	$225,563
Hellenic Republic Government Bond 3.000%, 02/24/34 (EUR) (g)	300,000	154,291
Hungary Government International Bonds 5.375%, 03/25/24	540,000	605,475
5.750%, 11/22/23	410,000	471,500
Iceland Government International Bond 5.875%, 05/11/22 (144A)	500,000	577,427
Indonesia Government International Bonds 2.875%, 07/08/21 (144A) (EUR)	220,000	248,914
4.125%, 01/15/25 (144A)	200,000	205,250
5.125%, 01/15/45 (144A)	200,000	210,000
Indonesia Treasury Bonds 6.125%, 05/15/28 (IDR)	5,300,000,000	356,103
7.875%, 04/15/19 (IDR)	10,200,000,000	798,057
8.375%, 03/15/24 (IDR)	5,900,000,000	478,994
11.500%, 09/15/19 (IDR)	2,901,000,000	257,041
Italy Buoni Poliennali Del Tesoro 4.500%, 08/01/18 (EUR)	955,000	1,168,243
4.750%, 08/01/23 (144A) (EUR)	625,000	867,179
Korea Treasury Bond 2.750%, 09/10/17 (KRW)	885,000,000	816,761
Mexican Bonos 6.500%, 06/10/21 (MXN)	26,700,000	1,831,622
6.500%, 06/09/22 (MXN)	10,420,000	714,069
8.000%, 12/07/23 (MXN)	6,158,800	460,640
8.500%, 12/13/18 (MXN)	19,350,000	1,419,115
New Zealand Government Bonds 3.000%, 09/20/30 (NZD) (f)	1,195,000	1,059,131
5.000%, 03/15/19 (NZD)	1,015,000	811,369
5.500%, 04/15/23 (NZD)	1,070,000	927,001
Norwegian Government Bonds 2.000%, 05/24/23 (NOK)	8,437,000	1,097,733
4.250%, 05/19/17 (NOK)	760,000	101,032
Philippine Government International Bond 4.950%, 01/15/21 (PHP)	30,000,000	711,409
Poland Government Bonds 4.000%, 10/25/23 (PLN)	7,110,000	2,140,036
5.500%, 10/25/19 (PLN)	1,330,000	406,388
South Africa Government Bonds 7.750%, 02/28/23 (ZAR)	4,750,000	395,344
10.500%, 12/21/26 (ZAR)	3,550,000	352,863
South Africa Government International Bond 5.875%, 09/16/25	200,000	229,040
Spain Government Bond 4.300%, 10/31/19 (144A) (EUR)	875,000	1,103,582
Sweden Government Bonds 4.500%, 08/12/15 (SEK)	6,080,000	718,147
5.000%, 12/01/20 (SEK)	2,650,000	393,985

Total Foreign Government (Cost $29,486,603)		25,745,421

U.S. Treasury & Government Agencies—4.1%
Security Description	Principal Amount*	Value

U.S. Treasury—4.1%
U.S. Treasury Notes 0.250%, 05/15/16 (a)	3,545,000	3,541,955
0.375%, 03/31/16 (a)	3,535,000	3,538,316
0.375%, 10/31/16 (a)	3,550,000	3,545,562
0.500%, 11/30/16	3,545,000	3,546,663
0.625%, 02/15/17	1,185,000	1,186,944
1.000%, 03/15/18 (a)	6,245,000	6,267,932

Total U.S. Treasury & Government Agencies (Cost $21,583,253)		21,627,372

Convertible Bonds—1.7%

Chemicals—0.0%
RPM International, Inc. 2.250%, 12/15/20	20,000	23,575

Commercial Services—0.0%
Macquarie Infrastructure Co. LLC 2.875%, 07/15/19 (a)	34,000	40,269

Computers—0.1%
Brocade Communications Systems, Inc. 1.375%, 01/01/20 (144A) (a)	205,000	215,634

Home Builders—0.0%
KB Home 1.375%, 02/01/19	100,000	95,625

Insurance—0.4%
Old Republic International Corp. 3.750%, 03/15/18 (a)	1,875,000	2,212,500

Internet—0.1%
Priceline Group, Inc. (The) 0.900%, 09/15/21 (144A)	595,000	574,175

Miscellaneous Manufacturing—0.0%
Trinity Industries, Inc. 3.875%, 06/01/36	45,000	70,313

Oil & Gas—0.0%
Chesapeake Energy Corp. 2.500%, 05/15/37	50,000	47,906
2.750%, 11/15/35	60,000	60,150

		108,056

Pharmaceuticals—0.2%
Omnicare, Inc. 3.750%, 12/15/25	365,000	1,057,131

Semiconductors—0.8%
Intel Corp. 3.250%, 08/01/39	2,670,000	4,215,263

MIST-167

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Principal Amount*/ Shares	Value

Telecommunications—0.1%
Ciena Corp. 3.750%, 10/15/18 (144A)	115,000	$140,947

Total Convertible Bonds (Cost $6,071,224)		8,753,488

Municipals—0.2%
Tobacco Settlement Financing Corp. 6.706%, 06/01/46 (Cost $1,304,711)	1,305,000	994,671

Preferred Stock—0.2%

Consumer Finance—0.2%
Ally Financial, Inc. , 7.000% (144A) (Cost $211,643)	906	925,394

Floating Rate Loans (h)—0.1%

Multi-Utilities—0.0%
PowerTeam Services LLC 1st Lien Term Loan, 4.250%, 05/06/20	230,888	229,733
2nd Lien Term Loan, 8.250%, 11/06/20	60,000	58,650
Delayed Draw Term Loan, 4.250%, 05/06/20	12,623	12,560

		300,943

Telecommunications—0.1%
FairPoint Communications, Inc. Term Loan, 7.500%, 02/14/19	445,900	453,633

Total Floating Rate Loans (Cost $748,613)		754,576

Mortgage-Backed Securities—0.1%

Commercial Mortgage-Backed Securities—0.1%
GS Mortgage Securities Trust 5.796%, 08/10/45 (c)	40,000	41,013
Institutional Mortgage Securities Canada, Inc. 2.616%, 07/12/47 (144A) (CAD)	555,000	452,322

Total Mortgage-Backed Securities (Cost $556,284)		493,335

Convertible Preferred Stocks—0.1%

Metals & Mining—0.0%
Alcoa, Inc. 5.375%, 10/01/17	1,115	48,881

Security Description	Shares/ Principal Amount*	Value

Oil, Gas & Consumable Fuels—0.0%
Chesapeake Energy Corp. 5.000%, 12/31/49 (a)	694	61,766
5.750%, 12/31/49 (144A)	20	17,275

		79,041

Real Estate Investment Trusts—0.1%
Weyerhaeuser Co. 6.375%, 07/01/16	2,829	154,803

Total Convertible Preferred Stocks (Cost $274,013)		282,725

Escrow Shares—0.0%

Oil & Gas—0.0%
NGC Corp. Capital Trust I (i) (Cost $0)	520,000	0

Short-Term Investments—12.1%

Mutual Fund—11.0%
State Street Navigator Securities Lending MET Portfolio (j)	57,618,803	57,618,803

Repurchase Agreement—1.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 3/31/15 at 0.000% to be repurchased at $6,000,200 on 04/01/15, collateralized by $5,990,000 U.S. Government Agency obligations with rates ranging from 0.000% - 4.750%, maturity dates ranging from 10/26/15 - 11/17/15, with a value of $6,120,355.	6,000,200	6,000,200

Total Short-Term Investments (Cost $63,619,003)		63,619,003

Total Investments—110.4% (Cost $507,365,614) (k)		579,138,542
Other assets and liabilities (net)—(10.4)%		(54,696,418)

Net Assets—100.0%		$524,442,124

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2015, the market value of securities loaned was $60,716,628 and the collateral received consisted of cash in the amount of $57,618,803 and non-cash collateral with a value of $4,679,155. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.

MIST-168

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

(c)	Variable or floating rate security. The stated rate represents the rate at March 31, 2015. Maturity date shown for callable securities reflects the earliest possible call date.
(d)	Illiquid security. As of March 31, 2015, these securities represent 0.7% of net assets.
(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f)	Principal amount of security is adjusted for inflation.
(g)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(h)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(i)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2015, these securities represent less than 0.05% of net assets.
(j)	Represents investment of cash collateral received from securities on loan as of March 31, 2015.
(k)	As of March 31, 2015, the aggregate cost of investments was $507,365,614. The aggregate unrealized appreciation and depreciation of investments were $83,260,526 and $(11,487,598), respectively, resulting in net unrealized appreciation of $71,772,928.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2015, the market value of 144A securities was $40,056,619, which is 7.6% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CLP)—	Chilean Peso
(COP)—	Colombian Peso
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(KRW)—	South Korea Won
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(PHP)—	Philippine Peso
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(ZAR)—	South African Rand

Country Diversification as of March 31, 2015 (Unaudited)	% of Net Assets
United States	53.8
United Kingdom	5.3
Canada	4.7
Japan	4.4
India	3.4
Hong Kong	3.1
Switzerland	2.0
Germany	1.7
Italy	1.7
Sweden	1.6

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
COP	3,125,000,000	Citibank N.A.	06/24/15	USD	1,225,490	$(34,724)
EUR	2,790,000	Morgan Stanley & Co.	06/17/15	USD	2,966,300	36,759
EUR	8,690,000	Morgan Stanley & Co.	06/17/15	USD	9,335,450	18,164
GBP	1,575,000	Credit Suisse International	06/17/15	USD	2,373,731	(38,589)
JPY	966,000,000	Credit Suisse International	06/17/15	USD	7,968,772	94,142

Contracts to Deliver
AUD	1,226,000	Credit Suisse International	06/17/15	USD	946,631	$16,815
BRL	8,325,000	Credit Suisse International	06/09/15	USD	2,791,283	233,858
COP	3,125,000,000	Citibank N.A.	06/24/15	USD	1,151,437	(39,329)
MXN	25,200,000	UBS AG	06/17/15	USD	1,613,058	(31,094)
MXN	18,600,000	UBS AG	06/17/15	USD	1,225,296	11,755
NOK	2,250,000	UBS AG	06/17/15	USD	291,490	12,725
NZD	3,390,000	Credit Suisse International	06/17/15	USD	2,476,141	(39,675)
PLN	10,355,000	Citibank N.A.	06/17/15	USD	2,780,612	54,945
SEK	9,775,000	UBS AG	04/29/15	USD	1,178,864	43,404

MIST-169

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Cross Currency Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	670,028	Credit Suisse International	04/28/15	NOK	5,900,000	$(11,239)

Net Unrealized Appreciation						$327,917

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(COP)—	Colombian Peso
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona

MIST-170

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$13,166,069	$4,051,697	$—	$17,217,766
Auto Components	—	3,968,633	—	3,968,633
Automobiles	—	3,396,359	—	3,396,359
Banks	12,875,345	11,695,072	—	24,570,417
Beverages	—	14,074,836	—	14,074,836
Biotechnology	7,035,332	—	—	7,035,332
Capital Markets	8,427,823	—	—	8,427,823
Chemicals	6,753,764	—	—	6,753,764
Consumer Finance	4,407,452	—	—	4,407,452
Diversified Financial Services	—	8,797,363	—	8,797,363
Energy Equipment & Services	12,519,793	—	—	12,519,793
Health Care Providers & Services	8,514,869	—	—	8,514,869
Hotels, Restaurants & Leisure	8,174,326	—	—	8,174,326
Household Durables	7,554,279	—	—	7,554,279
Insurance	8,341,689	17,470,390	—	25,812,079
Internet & Catalog Retail	17,613,377	—	—	17,613,377
Internet Software & Services	29,078,418	—	—	29,078,418
IT Services	12,535,641	12,420,408	—	24,956,049
Machinery	—	7,358,086	—	7,358,086
Oil, Gas & Consumable Fuels	6,559,257	—	—	6,559,257
Personal Products	—	7,878,489	—	7,878,489
Pharmaceuticals	26,021,069	22,155,670	—	48,176,739
Road & Rail	7,928,429	—	—	7,928,429
Semiconductors & Semiconductor Equipment	6,056,749	—	—	6,056,749
Software	6,669,366	—	—	6,669,366
Specialty Retail	22,198,143	—	—	22,198,143
Textiles, Apparel & Luxury Goods	—	6,475,319	—	6,475,319
Trading Companies & Distributors	5,478,338	5,044,305	—	10,522,643
Total Common Stocks	237,909,528	124,786,627	—	362,696,155
Total Corporate Bonds & Notes*	—	93,246,402	—	93,246,402
Total Foreign Government*	—	25,745,421	—	25,745,421
Total U.S. Treasury & Government Agencies*	—	21,627,372	—	21,627,372
Total Convertible Bonds*	—	8,753,488	—	8,753,488
Total Municipals	—	994,671	—	994,671
Total Preferred Stock*	—	925,394	—	925,394
Total Floating Rate Loans*	—	754,576	—	754,576
Total Mortgage-Backed Securities*	—	493,335	—	493,335

MIST-171

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Convertible Preferred Stocks
Metals & Mining	$48,881	$—	$—	$48,881
Oil, Gas & Consumable Fuels	—	79,041	—	79,041
Real Estate Investment Trusts	154,803	—	—	154,803
Total Convertible Preferred Stocks	203,684	79,041	—	282,725
Total Escrow Shares*	—	—	0	0
Short-Term Investments
Mutual Fund	57,618,803	—	—	57,618,803
Repurchase Agreement	—	6,000,200	—	6,000,200
Total Short-Term Investments	57,618,803	6,000,200	—	63,619,003
Total Investments	$295,732,015	$283,406,527	$0	$579,138,542

Collateral for Securities Loaned (Liability)	$—	$(57,618,803)	$—	$(57,618,803)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$522,567	$—	$522,567
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(194,650)	—	(194,650)
Total Forward Contracts	$—	$327,917	$—	$327,917

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 2 to Level 1 in the amount of $3,212,485 were due to the discontinuation of a systematic fair valuation model factor.

As of March 31, 2015, the security designated as Level 3 was fair valued using significant unobservable inputs under procedures adopted by the Board. Such valuations were based on a review of inputs such as, but not limited to, similar securities, company specific financial information, and company specific news. For this security there was no change in the valuation techniques used since the December 31, 2014 annual report. The Level 3 security comprised 0.0% of net assets of the Portfolio. As such, the Level 3 roll forward and change in unrealized appreciation (depreciation) of the Level 3 security held at March 31, 2015 have not been presented.

MIST-172

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—71.7% of Net Assets

Security Description	Principal Amount*	Value

Advertising—0.7%
Alliance Data Systems Corp. 6.375%, 04/01/20 (144A)	6,825,000	$7,063,875
Omnicom Group, Inc. 3.650%, 11/01/24	2,400,000	2,482,694

		9,546,569

Aerospace/Defense—0.2%
GenCorp, Inc. 7.125%, 03/15/21	2,525,000	2,701,750
Lockheed Martin Corp. 2.900%, 03/01/25	700,000	705,041

		3,406,791

Airlines—0.2%
American Airlines Group, Inc. 5.500%, 10/01/19 (144A) (a)	1,100,000	1,128,875
United Continental Holdings, Inc. 6.000%, 07/15/28 (a)	2,000,000	2,000,000

		3,128,875

Apparel—0.3%
Perry Ellis International, Inc. 7.875%, 04/01/19	1,450,000	1,497,125
William Carter Co. (The) 5.250%, 08/15/21	2,375,000	2,458,125

		3,955,250

Auto Manufacturers—0.5%
General Motors Financial Co., Inc. 4.375%, 09/25/21	5,650,000	6,000,808
Jaguar Land Rover Automotive plc 5.625%, 02/01/23 (144A)	1,275,000	1,341,938

		7,342,746

Auto Parts & Equipment—0.2%
American Axle & Manufacturing, Inc. 6.625%, 10/15/22	225,000	241,313
International Automotive Components Group S.A. 9.125%, 06/01/18 (144A)	650,000	660,562
Stackpole International Intermediate / Stackpole International Powder 7.750%, 10/15/21 (144A) (a)	2,025,000	2,004,750

		2,906,625

Banks—3.5%
Bank of America Corp. 4.200%, 08/26/24	1,200,000	1,241,479
4.250%, 10/22/26	2,825,000	2,916,366
6.500%, 10/23/24 (a) (b)	1,950,000	2,062,125
Bank of China, Ltd. 5.000%, 11/13/24 (144A)	2,375,000	2,509,000
CIT Group, Inc. 5.000%, 08/15/22	5,350,000	5,490,437

Banks—(Continued)
Citigroup, Inc. 5.950%, 01/30/23 (a) (b)	2,375,000	$2,404,688
Commerzbank AG 8.125%, 09/19/23 (144A)	2,400,000	2,856,000
Credit Suisse Group AG 7.500%, 12/11/23 (144A) (b)	400,000	429,500
Discover Bank 7.000%, 04/15/20	1,500,000	1,780,689
HSBC Holdings plc 6.375%, 03/30/25 (a) (b)	1,150,000	1,175,875
Industrial & Commercial Bank of China, Ltd. 3.231%, 11/13/19	2,400,000	2,469,240
JPMorgan Chase & Co. 3.875%, 09/10/24	3,000,000	3,077,670
6.750%, 02/01/24 (b)	1,500,000	1,627,500
Lloyds Banking Group plc 4.500%, 11/04/24 (a)	3,575,000	3,713,306
7.500%, 06/27/24 (b)	1,363,000	1,448,188
M&T Bank Corp. 6.450%, 02/15/24 (b)	1,450,000	1,566,000
National Savings Bank 5.150%, 09/10/19 (144A)	700,000	675,500
Nordea Bank AB 6.125%, 09/23/24 (144A) (a) (b)	1,425,000	1,470,429
Popular, Inc. 7.000%, 07/01/19 (a)	2,725,000	2,738,625
Standard Chartered plc 6.500%, 04/02/20 (144A) (b)	2,275,000	2,291,744
Synovus Financial Corp. 7.875%, 02/15/19	1,500,000	1,680,000
Wachovia Capital Trust III 5.570%, 05/01/15 (a) (b)	3,143,000	3,103,398

		48,727,759

Beverages—0.4%
Constellation Brands, Inc. 4.250%, 05/01/23	2,500,000	2,571,875
6.000%, 05/01/22	300,000	342,000
Cott Beverages, Inc. 5.375%, 07/01/22 (144A)	400,000	385,500
6.750%, 01/01/20 (144A)	1,475,000	1,526,625
PepsiCo, Inc. 4.250%, 10/22/44 (a)	1,200,000	1,279,468

		6,105,468

Biotechnology—0.2%
Gilead Sciences, Inc. 3.500%, 02/01/25	2,525,000	2,662,696

Building Materials—0.5%
Building Materials Corp. of America 5.375%, 11/15/24 (144A)	1,500,000	1,522,500
Masonite International Corp. 5.625%, 03/15/23 (144A)	850,000	871,250
Owens Corning 9.000%, 06/15/19	268,000	324,036

MIST-173

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Building Materials—(Continued)
Ply Gem Industries, Inc. 6.500%, 02/01/22 (a)	1,425,000	$1,364,375
Unifrax I LLC/Unifrax Holding Co. 7.500%, 02/15/19 (144A)	1,500,000	1,507,500
Vulcan Materials Co. 4.500%, 04/01/25	1,525,000	1,547,875

		7,137,536

Chemicals—1.2%
Grupo Idesa S.A. de C.V. 7.875%, 12/18/20 (144A) (a)	1,450,000	1,484,437
Huntsman International LLC 5.125%, 11/15/22 (144A)	1,175,000	1,177,938
Israel Chemicals, Ltd. 4.500%, 12/02/24 (144A)	2,950,000	3,001,330
Kissner Milling Co., Ltd. 7.250%, 06/01/19 (144A)	1,350,000	1,393,875
OCP S.A. 6.875%, 04/25/44 (144A)	1,175,000	1,308,656
PetroLogistics L.P. / PetroLogistics Finance Corp. 6.250%, 04/01/20 (c)	950,000	1,017,688
Platform Specialty Products Corp. 6.500%, 02/01/22 (144A)	1,925,000	2,011,625
Rayonier AM Products, Inc. 5.500%, 06/01/24 (144A)	1,525,000	1,307,687
Rockwood Specialties Group, Inc. 4.625%, 10/15/20	2,725,000	2,837,406
TPC Group, Inc. 8.750%, 12/15/20 (144A)	1,865,000	1,706,475

		17,247,117

Coal—0.2%
Peabody Energy Corp. 6.500%, 09/15/20	1,200,000	744,000
10.000%, 03/15/22 (144A) (a)	2,175,000	1,935,750

		2,679,750

Commercial Services—1.7%
ADT Corp. (The) 3.500%, 07/15/22 (a)	130,000	118,300
APX Group, Inc. 6.375%, 12/01/19	1,425,000	1,417,875
Ceridian HCM Holding, Inc. 11.000%, 03/15/21 (144A)	2,525,000	2,613,375
Cleveland Clinic Foundation (The) 4.858%, 01/01/2114	1,450,000	1,511,390
FTI Consulting, Inc. 6.000%, 11/15/22 (a)	2,000,000	2,102,540
6.750%, 10/01/20 (a)	1,000,000	1,055,000
Iron Mountain Europe plc 6.125%, 09/15/22 (144A) (GBP)	975,000	1,523,259
MasterCard, Inc. 3.375%, 04/01/24	2,025,000	2,131,888

Commercial Services—(Continued)
Mersin Uluslararasi Liman Isletmeciligi AS 5.875%, 08/12/20 (144A)	1,350,000	1,424,250
Metropolitan Museum of Art (The) 3.400%, 07/01/45	2,025,000	1,965,884
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc. 7.875%, 10/01/22 (144A)	1,650,000	1,621,125
NES Rentals Holdings, Inc. 7.875%, 05/01/18 (144A)	1,400,000	1,414,000
Sotheby’s 5.250%, 10/01/22 (144A) (a)	2,400,000	2,358,000
United Rentals North America, Inc. 5.750%, 11/15/24	1,750,000	1,806,875
8.250%, 02/01/21	1,000,000	1,080,000

		24,143,761

Computers—1.0%
Compiler Finance Sub, Inc. 7.000%, 05/01/21 (144A)	1,910,000	1,465,925
Dell, Inc. 7.100%, 04/15/28	1,375,000	1,495,312
DynCorp International, Inc. 10.375%, 07/01/17	1,125,000	984,375
iGATE Corp. 4.750%, 04/15/19	1,200,000	1,207,500
IHS, Inc. 5.000%, 11/01/22 (144A)	882,000	885,881
Project Homestake Merger Corp. 8.875%, 03/01/23 (144A)	575,000	576,438
SRA International, Inc. 11.000%, 10/01/19 (a)	3,750,000	3,975,000
SunGard Data Systems, Inc. 6.625%, 11/01/19	3,750,000	3,862,500

		14,452,931

Cosmetics/Personal Care—0.3%
Avon Products, Inc. 5.350%, 03/15/20 (a)	900,000	818,100
5.750%, 03/15/23	1,575,000	1,382,850
Elizabeth Arden, Inc. 7.375%, 03/15/21 (a)	2,950,000	2,596,000

		4,796,950

Distribution/Wholesale—0.1%
LKQ Corp. 4.750%, 05/15/23	918,000	899,640

Diversified Financial Services—3.6%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.750%, 05/15/19 (144A)	1,450,000	1,456,801
5.000%, 10/01/21 (144A)	1,650,000	1,751,062
Air Lease Corp. 3.875%, 04/01/21 (a)	1,700,000	1,751,000

MIST-174

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Aircastle, Ltd. 5.500%, 02/15/22	1,275,000	$1,356,281
Citizens Financial Group 5.500%, 12/29/49 (144A)	1,850,000	1,859,250
CME Group, Inc. 3.000%, 03/15/25	2,300,000	2,323,354
Denali Borrower LLC / Denali Finance Corp. 5.625%, 10/15/20 (144A)	1,325,000	1,400,525
General Electric Capital Corp. 7.125%, 06/15/22 (b)	4,800,000	5,634,000
International Lease Finance Corp. 6.250%, 05/15/19	4,000,000	4,370,000
8.250%, 12/15/20	3,000,000	3,652,500
Ladder Capital Finance Holdings LLLP /Ladder Capital Finance Corp. 5.875%, 08/01/21 (144A)	2,600,000	2,457,000
Lazard Group LLC 3.750%, 02/13/25	2,500,000	2,465,582
Macquarie Group, Ltd. 6.000%, 01/14/20 (144A)	2,500,000	2,857,715
Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.625%, 03/15/20 (144A)	675,000	703,688
5.875%, 03/15/22 (144A)	5,225,000	5,577,687
Ocwen Financial Corp. 6.625%, 05/15/19 (144A)	1,000,000	865,000
OneMain Financial Holdings, Inc. 6.750%, 12/15/19 (144A)	1,100,000	1,135,750
Rio Oil Finance Trust 6.250%, 07/06/24 (144A) (a)	3,025,000	2,761,438
TD Ameritrade Holding Corp. 2.950%, 04/01/22	1,150,000	1,169,248
3.625%, 04/01/25 (a)	4,100,000	4,292,376

		49,840,257

Electric—1.8%
AES El Salvador Trust II 6.750%, 03/28/23 (144A)	1,225,000	1,090,250
DTE Energy Co. 2.400%, 12/01/19	1,425,000	1,448,165
Dynegy Finance I, Inc. / Dynegy Finance II, Inc. 7.375%, 11/01/22 (144A)	1,250,000	1,314,063
7.625%, 11/01/24 (144A)	1,150,000	1,204,625
E-CL S.A. 4.500%, 01/29/25 (144A) (a)	2,575,000	2,659,666
El Paso Electric Co. 5.000%, 12/01/44 (a)	2,375,000	2,550,641
Empresas Publicas de Medellin ESP 7.625%, 09/10/24 (144A) (COP)	4,137,000,000	1,582,243
Entergy Arkansas, Inc. 4.950%, 12/15/44	1,175,000	1,236,045
Exelon Generation Co. LLC 2.950%, 01/15/20	1,200,000	1,220,244
Illinois Power Generating Co. 7.000%, 04/15/18 (a)	1,475,000	1,357,000

Electric—(Continued)
NSG Holdings LLC / NSG Holdings, Inc. 7.750%, 12/15/25 (144A) (d)	3,047,173	3,283,328
Oncor Electric Delivery Co. LLC 3.750%, 04/01/45 (144A)	1,400,000	1,402,905
RJS Power Holdings LLC 5.125%, 07/15/19 (144A) (a)	1,400,000	1,379,000
Trans-Allegheny Interstate Line Co. 3.850%, 06/01/25 (144A)	1,500,000	1,566,789
Tucson Electric Power Co. 3.050%, 03/15/25 (144A) (a)	1,525,000	1,530,261

		24,825,225

Electrical Components & Equipment—0.2%
Artesyn Embedded Technologies, Inc. 9.750%, 10/15/20 (144A)	2,450,000	2,364,250

Electronics—0.5%
Flextronics International, Ltd. 5.000%, 02/15/23	725,000	759,438
Jabil Circuit, Inc. 4.700%, 09/15/22	1,400,000	1,449,000
Trimble Navigation, Ltd. 4.750%, 12/01/24	4,150,000	4,375,486

		6,583,924

Energy-Alternate Sources—0.2%
Alta Wind Holdings LLC 7.000%, 06/30/35 (144A)	1,844,494	2,192,881

Engineering & Construction—0.4%
China Railway Resources Huitung, Ltd. 3.850%, 02/05/23	1,450,000	1,486,523
Dycom Investments, Inc. 7.125%, 01/15/21	2,575,000	2,697,312
SBA Communications Corp. 4.875%, 07/15/22 (144A)	900,000	881,605

		5,065,440

Entertainment—1.1%
CCM Merger, Inc. 9.125%, 05/01/19 (144A)	1,500,000	1,635,000
Cedar Fair L.P. / Canada’s Wonderland Co. / Magnum Management Corp. 5.250%, 03/15/21	1,700,000	1,755,250
Cleopatra Finance, Ltd. 6.500%, 02/15/25 (144A)	725,000	699,625
Graton Economic Development Authority 9.625%, 09/01/19 (144A)	2,805,000	3,071,475
Mohegan Tribal Gaming Authority 9.750%, 09/01/21 (a)	1,325,000	1,404,500
Pinnacle Entertainment, Inc. 6.375%, 08/01/21	2,600,000	2,756,000
7.750%, 04/01/22 (a)	478,000	531,775
River Rock Entertainment Authority (The) 9.000%, 11/01/18 (e) (f)	1,397,000	97,790

MIST-175

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Entertainment—(Continued)
Rivers Pittsburgh Borrower L.P. / Rivers Pittsburgh Finance Corp. 9.500%, 06/15/19 (144A) (d)	1,676,000	$1,763,990
Scientific Games International, Inc. 7.000%, 01/01/22 (144A) (a)	1,000,000	1,022,500

		14,737,905

Environmental Control—0.1%
Covanta Holding Corp. 5.875%, 03/01/24	1,175,000	1,216,125

Food—1.6%
B&G Foods, Inc. 4.625%, 06/01/21	2,525,000	2,521,844
BI-LO LLC/BI-LO Finance Corp. 9.250%, 02/15/19 (144A)	814,000	820,105
Diamond Foods, Inc. 7.000%, 03/15/19 (144A)	2,240,000	2,307,200
Iceland Bondco plc 6.250%, 07/15/21 (144A) (GBP)	1,325,000	1,649,648
JBS USA LLC / JBS USA Finance, Inc. 5.875%, 07/15/24 (144A)	1,375,000	1,392,187
7.250%, 06/01/21 (144A)	725,000	765,781
Land O’ Lakes, Inc. 6.000%, 11/15/22 (144A)	2,000,000	2,140,000
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. 4.875%, 05/01/21	1,400,000	1,410,500
Premier Foods Finance plc 6.500%, 03/15/21 (144A) (GBP)	1,025,000	1,396,946
Shearer’s Foods LLC / Chip Fin Corp. 9.000%, 11/01/19 (144A)	1,850,000	2,016,500
WhiteWave Foods Co. (The) 5.375%, 10/01/22	5,780,000	6,213,500

		22,634,211

Forest Products & Paper—0.3%
Cascades, Inc. 5.500%, 07/15/22 (144A) (a)	1,900,000	1,928,500
Millar Western Forest Products, Ltd. 8.500%, 04/01/21	2,000,000	2,030,000

		3,958,500

Gas—0.3%
Dominion Gas Holdings LLC 3.600%, 12/15/24 (a)	1,775,000	1,862,523
LBC Tank Terminals Holding Netherlands B.V. 6.875%, 05/15/23 (144A) (a)	1,350,000	1,380,375
Southern Star Central Corp. 5.125%, 07/15/22 (144A) (a)	1,425,000	1,464,188

		4,707,086

Hand/Machine Tools—0.1%
Milacron LLC / Mcron Finance Corp. 7.750%, 02/15/21 (144A) (a)	1,100,000	1,138,500

Healthcare-Products—1.7%
Biomet, Inc. 6.500%, 08/01/20	5,325,000	5,644,500
Kinetic Concepts, Inc. / KCI USA Inc. 12.500%, 11/01/19 (a)	1,275,000	1,392,938
Mallinckrodt International Finance S.A. 4.750%, 04/15/23 (a)	2,575,000	2,452,688
5.750%, 08/01/22 (144A) (a)	3,975,000	4,104,187
Medtronic, Inc. 3.150%, 03/15/22 (144A)	3,600,000	3,738,110
4.375%, 03/15/35 (144A)	3,000,000	3,262,329
Zimmer Holdings, Inc. 4.450%, 08/15/45	3,450,000	3,573,096

		24,167,848

Healthcare-Services—4.5%
Amsurg Corp. 5.625%, 11/30/20	2,565,000	2,616,300
5.625%, 07/15/22	900,000	920,250
Centene Corp. 4.750%, 05/15/22	1,675,000	1,737,812
5.750%, 06/01/17 (a)	2,250,000	2,385,000
CHS/Community Health Systems, Inc. 6.875%, 02/01/22 (a)	2,000,000	2,137,500
8.000%, 11/15/19	5,050,000	5,365,625
DaVita HealthCare Partners, Inc. 5.750%, 08/15/22	3,500,000	3,718,750
Dignity Health 3.812%, 11/01/24	1,800,000	1,889,590
Envision Healthcare Corp. 5.125%, 07/01/22 (144A)	1,250,000	1,278,125
Fresenius Medical Care U.S. Finance II, Inc. 4.750%, 10/15/24 (144A)	700,000	733,250
5.875%, 01/31/22 (144A)	3,225,000	3,547,500
HCA Holdings, Inc. 7.750%, 05/15/21	5,000,000	5,320,300
HCA, Inc. 4.250%, 10/15/19	1,200,000	1,233,000
5.375%, 02/01/25	1,600,000	1,678,000
5.875%, 03/15/22	750,000	830,393
7.500%, 02/15/22	5,800,000	6,764,250
7.580%, 09/15/25	575,000	644,000
7.690%, 06/15/25	1,767,000	1,996,710
Kindred Healthcare, Inc. 6.375%, 04/15/22	2,000,000	2,017,500
8.000%, 01/15/20 (144A)	1,025,000	1,099,953
LifePoint Hospitals, Inc. 5.500%, 12/01/21	2,000,000	2,095,000
Memorial Sloan-Kettering Cancer Center 4.200%, 07/01/55	1,825,000	1,848,745
MPH Acquisition Holdings LLC 6.625%, 04/01/22 (144A)	2,675,000	2,771,969
Select Medical Corp. 6.375%, 06/01/21	800,000	791,500
Tenet Healthcare Corp. 8.125%, 04/01/22	7,000,000	7,717,500

		63,138,522

MIST-176

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Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Holding Companies-Diversified—0.4%
Argos Merger Sub, Inc. 7.125%, 03/15/23 (144A) (a)	2,200,000	$2,279,750
Brixmor Operating Partnership L.P. 3.850%, 02/01/25	2,100,000	2,101,722
MUFG Americas Holdings Corp. 3.000%, 02/10/25	1,175,000	1,161,700

		5,543,172

Home Builders—1.1%
Ashton Woods USA LLC / Ashton Woods Finance Co. 6.875%, 02/15/21 (144A)	1,450,000	1,319,500
Brookfield Residential Properties, Inc. 6.500%, 12/15/20 (144A)	1,975,000	2,063,875
K Hovnanian Enterprises, Inc. 5.000%, 11/01/21	1,650,000	1,419,000
Lennar Corp. 4.500%, 11/15/19 (a)	1,475,000	1,515,562
PulteGroup, Inc. 6.375%, 05/15/33	3,500,000	3,622,500
Toll Brothers Finance Corp. 5.625%, 01/15/24	1,375,000	1,488,438
William Lyon Homes, Inc. 7.000%, 08/15/22 (a)	3,350,000	3,454,687

		14,883,562

Housewares—0.1%
American Greetings Corp. 7.375%, 12/01/21	1,200,000	1,281,000

Insurance—0.9%
A-S Co-Issuer Subsidiary, Inc. / A-S Merger Sub LLC 7.875%, 12/15/20 (144A)	1,785,000	1,838,550
American Equity Investment Life Holding Co. 6.625%, 07/15/21	1,950,000	2,091,375
Teachers Insurance & Annuity Association of America 4.900%, 09/15/44 (144A)	2,775,000	3,132,753
TIAA Asset Management Finance Co. LLC 4.125%, 11/01/24 (144A) (a)	4,000,000	4,221,984
XLIT, Ltd. 4.450%, 03/31/25	600,000	603,883

		11,888,545

Internet—1.8%
Affinion Investments LLC 13.500%, 08/15/18 (a)	1,425,000	869,250
Alibaba Group Holding, Ltd. 3.125%, 11/28/21 (144A)	2,975,000	2,995,974
3.600%, 11/28/24 (144A)	2,800,000	2,809,038
Amazon.com, Inc. 4.800%, 12/05/34	7,700,000	8,444,382
Netflix, Inc. 5.375%, 02/01/21	3,700,000	3,774,000

Internet—(Continued)
The Priceline Group, Inc. 3.650%, 03/15/25 (a)	1,625,000	1,653,714
VeriSign, Inc. 5.250%, 04/01/25 (144A) (a)	2,100,000	2,142,000
Zayo Group LLC/Zayo Capital, Inc. 6.000%, 04/01/23 (144A)	2,725,000	2,738,625

		25,426,983

Iron/Steel—0.6%
Allegheny Ludlum Corp. 6.950%, 12/15/25	1,500,000	1,663,182
ArcelorMittal 6.000%, 08/05/20	3,850,000	4,085,812
Steel Dynamics, Inc. 5.125%, 10/01/21 (144A)	1,825,000	1,836,406
5.500%, 10/01/24 (144A)	925,000	937,719

		8,523,119

Leisure Time—0.5%
NCL Corp., Ltd. 5.250%, 11/15/19 (144A)	1,025,000	1,050,625
Royal Caribbean Cruises, Ltd. 7.500%, 10/15/27 (a)	3,500,000	4,130,000
Viking Cruises, Ltd. 8.500%, 10/15/22 (144A)	1,300,000	1,446,250

		6,626,875

Lodging—1.4%
Caesars Growth Properties Holdings LLC / Caesars Growth Properties Finance, Inc. 9.375%, 05/01/22 (144A) (a)	1,300,000	997,750
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 5.625%, 10/15/21	3,000,000	3,157,500
MCE Finance, Ltd. 5.000%, 02/15/21 (144A) (a)	2,250,000	2,103,750
MGM Resorts International 6.000%, 03/15/23 (a)	2,200,000	2,260,500
MTR Gaming Group, Inc. 11.500%, 08/01/19 (a)	1,525,000	1,650,812
Playa Resorts Holding B.V. 8.000%, 08/15/20 (144A)	2,300,000	2,346,000
Seminole Hard Rock Entertainment, Inc. / Seminole Hard Rock International LLC 5.875%, 05/15/21 (144A)	1,525,000	1,530,719
Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp. 6.375%, 06/01/21 (144A)	2,950,000	2,809,875
Wyndham Worldwide Corp. 3.900%, 03/01/23 (a)	2,100,000	2,140,528
Wynn Macau, Ltd. 5.250%, 10/15/21 (144A) (a)	725,000	686,938

		19,684,372

MIST-177

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Machinery-Construction & Mining—0.3%
BlueLine Rental Finance Corp. 7.000%, 02/01/19 (144A)	1,350,000	$1,390,500
Oshkosh Corp. 5.375%, 03/01/22	1,450,000	1,504,375
5.375%, 03/01/25 (144A) (a)	575,000	592,250

		3,487,125

Machinery-Diversified—0.4%
Cleaver-Brooks, Inc. 8.750%, 12/15/19 (144A)	1,750,000	1,785,000
CNH Industrial Capital LLC 3.375%, 07/15/19 (144A)	1,475,000	1,430,750
Waterjet Holdings, Inc. 7.625%, 02/01/20 (144A)	1,700,000	1,789,250

		5,005,000

Media—3.8%
AMC Networks, Inc. 4.750%, 12/15/22 (a)	2,825,000	2,812,626
7.750%, 07/15/21	1,500,000	1,627,500
Cablevision Systems Corp. 5.875%, 09/15/22 (a)	4,000,000	4,190,000
CCO Holdings LLC / CCO Holdings Capital Corp. 5.125%, 02/15/23	1,400,000	1,414,000
6.625%, 01/31/22	2,200,000	2,351,250
8.125%, 04/30/20	2,000,000	2,090,000
CCOH Safari LLC 5.500%, 12/01/22	700,000	715,750
5.750%, 12/01/24	1,050,000	1,081,500
Columbus International, Inc. 7.375%, 03/30/21 (144A) (a)	1,400,000	1,471,750
DISH DBS Corp. 5.125%, 05/01/20	3,225,000	3,249,187
5.875%, 07/15/22	1,300,000	1,321,125
6.750%, 06/01/21	5,325,000	5,671,125
Harron Communications L.P. / Harron Finance Corp. 9.125%, 04/01/20 (144A)	1,575,000	1,724,625
iHeartCommunications, Inc. 9.000%, 12/15/19 (a)	3,225,000	3,192,750
11.250%, 03/01/21	1,775,000	1,814,938
Mediacom Broadband LLC / Mediacom Broadband Corp. 6.375%, 04/01/23 (a)	3,950,000	4,147,500
Mediacom LLC / Mediacom Capital Corp. 7.250%, 02/15/22	400,000	430,000
Numericable-SFR 6.000%, 05/15/22 (144A)	3,450,000	3,493,125
RCN Telecom Services LLC / RCN Capital Corp. 8.500%, 08/15/20 (144A)	1,225,000	1,298,500
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 5.500%, 01/15/23 (144A)	3,500,000	3,662,050

Media—(Continued)
Univision Communications, Inc. 5.125%, 02/15/25 (144A)	1,450,000	1,480,813
8.500%, 05/15/21 (144A)	1,325,000	1,416,094
VTR Finance B.V. 6.875%, 01/15/24 (144A)	1,850,000	1,919,375
Ziggo Bond Finance B.V. 5.875%, 01/15/25 (144A)	800,000	838,000

		53,413,583

Mining—1.0%
Aleris International, Inc. 7.875%, 11/01/20	900,000	915,750
ALROSA Finance S.A. 7.750%, 11/03/20 (144A) (a)	2,375,000	2,363,315
Century Aluminum Co. 7.500%, 06/01/21 (144A)	1,325,000	1,371,375
Coeur Mining, Inc. 7.875%, 02/01/21	1,625,000	1,385,312
Compass Minerals International, Inc. 4.875%, 07/15/24 (144A)	300,000	300,750
Constellium NV 5.750%, 05/15/24 (144A)	1,600,000	1,512,000
Imperial Metals Corp. 7.000%, 03/15/19 (144A) (a)	1,450,000	1,381,125
Mirabela Nickel, Ltd. 1.000%, 09/10/44 (f) (g)	32,278	3
MMC Norilsk Nickel OJSC via MMC Finance, Ltd. 4.375%, 04/30/18	1,425,000	1,379,158
New Gold, Inc. 6.250%, 11/15/22 (144A)	1,400,000	1,386,000
7.000%, 04/15/20 (144A)	800,000	822,000
Thompson Creek Metals Co., Inc. 7.375%, 06/01/18	1,625,000	1,287,813

		14,104,601

Miscellaneous Manufacturing—0.6%
Bombardier, Inc. 7.500%, 03/15/25 (144A)	2,100,000	2,072,438
FGI Operating Co. LLC / FGI Finance, Inc. 7.875%, 05/01/20	2,325,000	1,982,063
Gates Global LLC / Gates Global Co. 6.000%, 07/15/22 (144A)	1,475,000	1,392,031
Trinity Industries, Inc. 4.550%, 10/01/24	2,775,000	2,789,821

		8,236,353

Office/Business Equipment—0.2%
CDW LLC / CDW Finance Corp. 5.500%, 12/01/24	2,210,000	2,314,975

Oil & Gas—6.0%
Antero Resources Corp. 5.375%, 11/01/21	2,500,000	2,425,000

MIST-178

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Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Bill Barrett Corp. 7.000%, 10/15/22	650,000	$565,094
California Resources Corp. 5.500%, 09/15/21 (144A) (a)	3,050,000	2,705,960
Carrizo Oil & Gas, Inc. 7.500%, 09/15/20	1,050,000	1,078,875
Chesapeake Energy Corp. 4.875%, 04/15/22 (a)	1,000,000	937,500
5.750%, 03/15/23 (a)	1,925,000	1,876,875
Citgo Holding, Inc. 10.750%, 02/15/20 (144A)	2,450,000	2,523,500
Concho Resources, Inc. 5.500%, 04/01/23	4,875,000	4,911,075
CrownRock L.P. / CrownRock Finance, Inc. 7.125%, 04/15/21 (144A)	4,600,000	4,582,750
Diamondback Energy, Inc. 7.625%, 10/01/21	3,650,000	3,841,625
EOG Resources, Inc. 3.150%, 04/01/25	1,725,000	1,759,234
EXCO Resources, Inc. 7.500%, 09/15/18 (a)	1,800,000	1,066,500
Gazprom OAO Via Gaz Capital S.A. 4.950%, 02/06/28 (144A)	1,400,000	1,167,236
Gulfport Energy Corp. 7.750%, 11/01/20	1,375,000	1,409,375
Helmerich & Payne International Drilling Co. 4.650%, 03/15/25 (144A)	475,000	491,917
Hilcorp Energy I L.P. / Hilcorp Finance Co. 5.000%, 12/01/24 (144A) (a)	2,800,000	2,632,000
Kosmos Energy, Ltd. 7.875%, 08/01/21 (144A) (a)	1,725,000	1,591,312
Legacy Reserves L.P. / Legacy Reserves Finance Corp. 6.625%, 12/01/21	1,720,000	1,358,800
MEG Energy Corp. 7.000%, 03/31/24 (144A) (a)	5,974,000	5,630,495
Memorial Resource Development Corp. 5.875%, 07/01/22 (144A)	2,325,000	2,185,500
Newfield Exploration Co. 5.625%, 07/01/24	4,800,000	4,992,000
6.875%, 02/01/20	2,775,000	2,872,680
Northern Tier Energy LLC / Northern Tier Finance Corp. 7.125%, 11/15/20	2,575,000	2,644,036
Oasis Petroleum, Inc. 6.500%, 11/01/21 (a)	1,500,000	1,432,500
7.250%, 02/01/19 (a)	2,825,000	2,796,750
Parsley Energy LLC / Parsley Finance Corp. 7.500%, 02/15/22 (144A)	1,450,000	1,464,500
PDC Energy, Inc. 7.750%, 10/15/22	2,625,000	2,756,250
Penn Virginia Corp. 8.500%, 05/01/20 (a)	1,450,000	1,363,000
Petrobras Global Finance B.V. 4.375%, 05/20/23	3,550,000	3,035,605

Oil & Gas—(Continued)
Rice Energy, Inc. 6.250%, 05/01/22 (a)	2,300,000	2,242,500
Rosetta Resources, Inc. 5.875%, 06/01/22 (a)	1,525,000	1,437,313
Rosneft Oil Co. via Rosneft International Finance, Ltd. 4.199%, 03/06/22 (144A)	1,850,000	1,456,875
RSP Permian, Inc. 6.625%, 10/01/22 (144A)	1,525,000	1,532,625
Seven Generations Energy, Ltd. 8.250%, 05/15/20 (144A)	2,275,000	2,320,500
Shell International Finance B.V. 4.550%, 08/12/43	1,725,000	1,955,312
SM Energy Co. 6.500%, 11/15/21	1,725,000	1,750,875
Triangle USA Petroleum Corp. 6.750%, 07/15/22 (144A)	2,025,000	1,635,187
Tullow Oil plc 6.000%, 11/01/20 (144A) (a)	625,000	543,750
6.250%, 04/15/22 (144A)	1,075,000	929,875

		83,902,756

Oil & Gas Services—0.8%
Dresser-Rand Group, Inc. 6.500%, 05/01/21	1,925,000	2,026,062
Gulfmark Offshore, Inc. 6.375%, 03/15/22 (a)	2,125,000	1,662,813
Hiland Partners L.P. / Hiland Partner Finance Corp. 5.500%, 05/15/22 (144A)	375,000	384,375
7.250%, 10/01/20 (144A)	2,015,000	2,171,162
Light Tower Rentals, Inc. 8.125%, 08/01/19 (144A) (a)	1,550,000	1,185,750
Oceaneering International, Inc. 4.650%, 11/15/24	3,450,000	3,488,071

		10,918,233

Packaging & Containers—2.2%
AEP Industries, Inc. 8.250%, 04/15/19	2,500,000	2,568,750
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 6.000%, 06/30/21 (144A)	975,000	957,938
Ball Corp. 4.000%, 11/15/23	4,725,000	4,606,875
Crown Cork & Seal Co., Inc. 7.375%, 12/15/26	3,675,000	4,207,875
Graphic Packaging International, Inc. 4.750%, 04/15/21	1,400,000	1,456,000
4.875%, 11/15/22	575,000	596,563
Pactiv LLC 7.950%, 12/15/25	1,300,000	1,326,000
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.750%, 10/15/20	1,250,000	1,292,187

MIST-179

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Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Packaging & Containers—(Continued)
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
8.250%, 02/15/21 (a)	2,125,000	$2,273,750
8.500%, 05/15/18 (a)	4,650,000	4,772,062
Sealed Air Corp. 4.875%, 12/01/22 (144A)	1,250,000	1,275,000
5.125%, 12/01/24 (144A)	200,000	207,000
6.875%, 07/15/33 (144A)	3,100,000	3,262,750
8.375%, 09/15/21 (144A)	1,700,000	1,912,500

		30,715,250

Pharmaceuticals—2.8%
Actavis Funding SCS 3.450%, 03/15/22	2,875,000	2,944,796
4.750%, 03/15/45	2,300,000	2,444,569
Bayer U.S. Finance LLC 3.375%, 10/08/24 (144A)	3,000,000	3,122,913
Catamaran Corp. 4.750%, 03/15/21	900,000	1,000,125
Grifols Worldwide Operations, Ltd. 5.250%, 04/01/22 (144A)	3,000,000	3,048,750
JLL/Delta Dutch Newco B.V. 7.500%, 02/01/22 (144A) (a)	2,000,000	2,080,000
Merck & Co., Inc. 3.700%, 02/10/45	2,375,000	2,386,231
Omnicare, Inc. 4.750%, 12/01/22	1,075,000	1,109,938
5.000%, 12/01/24 (a)	700,000	731,500
Par Pharmaceutical Cos., Inc. 7.375%, 10/15/20 (a)	4,150,000	4,378,250
Perrigo Finance plc 4.900%, 12/15/44	1,300,000	1,393,131
Valeant Pharmaceuticals International, Inc. 5.500%, 03/01/23 (144A)	825,000	831,188
5.625%, 12/01/21 (144A) (a)	1,000,000	1,015,000
6.375%, 10/15/20 (144A)	6,275,000	6,518,156
VRX Escrow Corp. 5.375%, 03/15/20 (144A)	1,350,000	1,361,812
5.875%, 05/15/23 (144A)	1,375,000	1,409,375
6.125%, 04/15/25 (144A)	1,150,000	1,190,250
Zoetis, Inc. 3.250%, 02/01/23	2,125,000	2,117,779

		39,083,763

Pipelines—3.9%
Access Midstream Partners L.P. / ACMP Finance Corp. 5.875%, 04/15/21	1,950,000	2,035,917
APT Pipelines, Ltd. 5.000%, 03/23/35 (144A) (a)	3,475,000	3,477,836
Energy Transfer Equity L.P. 5.875%, 01/15/24	1,375,000	1,450,625
IFM U.S. Colonial Pipeline 2 LLC 6.450%, 05/01/21 (144A) (d)	4,900,000	5,385,732

Pipelines—(Continued)
Kinder Morgan, Inc. 5.000%, 02/15/21 (144A)	2,000,000	2,137,608
7.750%, 01/15/32	400,000	492,298
8.050%, 10/15/30	3,675,000	4,518,721
Magellan Midstream Partners L.P. 3.200%, 03/15/25	800,000	798,004
MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp. 5.500%, 02/15/23 (a)	1,475,000	1,515,562
6.750%, 11/01/20 (a)	3,000,000	3,150,000
Midcontinent Express Pipeline LLC 6.700%, 09/15/19 (144A)	2,400,000	2,610,000
Panhandle Eastern Pipeline Co. L.P. 7.000%, 06/15/18	1,850,000	2,103,269
Regency Energy Partners L.P. / Regency Energy Finance Corp. 5.875%, 03/01/22	2,000,000	2,170,000
Rockies Express Pipeline LLC 6.875%, 04/15/40 (144A)	2,825,000	3,079,250
Sabine Pass Liquefaction LLC 5.625%, 02/01/21	1,925,000	1,937,628
5.625%, 03/01/25 (144A)	1,900,000	1,878,625
5.750%, 05/15/24	4,150,000	4,170,750
SemGroup Corp. 7.500%, 06/15/21	890,000	932,275
Southeast Supply Header LLC 4.250%, 06/15/24 (144A)	2,050,000	2,086,761
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 5.250%, 05/01/23	200,000	201,000
Tesoro Logistics L.P. / Tesoro Logistics Finance Corp. 5.500%, 10/15/19 (144A) (a)	1,100,000	1,133,000
5.875%, 10/01/20	1,753,000	1,796,825
6.125%, 10/15/21	1,200,000	1,236,000
6.250%, 10/15/22 (144A)	2,050,000	2,121,750
Transportadora de Gas Internacional S.A. ESP 5.700%, 03/20/22 (144A)	1,425,000	1,496,250

		53,915,686

Real Estate—0.2%
CBRE Services, Inc. 5.000%, 03/15/23	1,425,000	1,489,125
5.250%, 03/15/25	1,275,000	1,370,625

		2,859,750

Real Estate Investment Trusts—1.3%
Crown Castle International Corp. 5.250%, 01/15/23 (a)	1,350,000	1,417,500
DDR Corp. 3.625%, 02/01/25 (a)	1,500,000	1,496,952
7.875%, 09/01/20	1,625,000	2,025,247
EPR Properties 4.500%, 04/01/25	1,725,000	1,753,683

MIST-180

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Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Goodman Funding Property, Ltd. 6.000%, 03/22/22 (144A)	1,200,000	$1,377,843
Host Hotels & Resorts L.P. 5.250%, 03/15/22	1,300,000	1,446,215
Omega Healthcare Investors, Inc. 4.950%, 04/01/24	800,000	842,880
5.875%, 03/15/24	525,000	559,125
6.750%, 10/15/22	1,675,000	1,769,219
RHP Hotel Properties L.P. / RHP Finance Corp. 5.000%, 04/15/21	2,200,000	2,249,500
SL Green Realty Corp. 4.500%, 12/01/22	125,000	130,770
Ventas Realty L.P. 3.500%, 02/01/25	1,500,000	1,506,126
Washington Real Estate Investment Trust 3.950%, 10/15/22	1,125,000	1,137,151

		17,712,211

Retail—4.1%
Brookstone Holdings Corp. 10.000%, 07/07/21 (f) (h)	223,812	193,318
Chinos Intermediate Holdings A, Inc. 7.750%, 05/01/19 (144A) (a) (h)	1,525,000	1,338,188
Claire’s Stores, Inc. 8.875%, 03/15/19 (a)	2,225,000	1,268,250
9.000%, 03/15/19 (144A)	2,225,000	2,019,187
CST Brands, Inc. 5.000%, 05/01/23	2,250,000	2,295,000
Darden Restaurants, Inc. 7.050%, 10/15/37	1,150,000	1,459,447
DBP Holding Corp. 7.750%, 10/15/20 (144A)	2,517,000	2,252,715
El Puerto de Liverpool S.A.B. de C.V. 3.950%, 10/02/24 (144A) (a)	1,675,000	1,693,760
Family Tree Escrow LLC 5.750%, 03/01/23 (144A)	2,125,000	2,236,562
Hema Bondco I B.V. 6.250%, 06/15/19 (144A) (EUR)	1,975,000	1,791,804
Hillman Group, Inc. (The) 6.375%, 07/15/22 (144A)	1,425,000	1,425,000
Macy’s Retail Holdings, Inc. 4.500%, 12/15/34	2,750,000	2,910,638
Men’s Wearhouse, Inc. (The) 7.000%, 07/01/22 (144A) (a)	1,375,000	1,447,187
Neiman Marcus Group Ltd., Inc. 8.000%, 10/15/21 (144A) (a)	3,800,000	4,028,000
New Albertsons, Inc. 7.450%, 08/01/29	1,000,000	915,000
7.750%, 06/15/26	3,000,000	2,835,000
Petco Holdings, Inc. 8.500%, 10/15/17 (144A) (a) (h)	1,500,000	1,541,250
PF Chang’s China Bistro, Inc. 10.250%, 06/30/20 (144A) (a)	1,980,000	2,049,300
Rite Aid Corp. 6.125%, 04/01/23 (144A)	1,825,000	1,870,625
7.700%, 02/15/27	5,975,000	6,901,125

Retail—(Continued)
Ruby Tuesday, Inc. 7.625%, 05/15/20	200,000	203,000
SACI Falabella 4.375%, 01/27/25 (144A) (a)	1,425,000	1,468,745
Sally Holdings LLC / Sally Capital, Inc. 5.500%, 11/01/23	875,000	923,125
5.750%, 06/01/22	1,925,000	2,047,719
Serta Simmons Holdings LLC 8.125%, 10/01/20 (144A) (a)	1,325,000	1,394,563
Tops Holding Corp. / Tops Markets LLC 8.875%, 12/15/17	2,000,000	2,105,000
Tops Holding II Corp. 8.750%, 06/15/18	1,875,000	1,818,750
Walgreens Boots Alliance, Inc. 3.300%, 11/18/21	1,800,000	1,853,123
3.800%, 11/18/24	2,400,000	2,481,485

		56,766,866

Savings & Loans—0.0%
Washington Mutual Bank 6.875%, 06/15/11 (e) (f) (g)	6,000,000	600

Semiconductors—0.6%
KLA-Tencor Corp. 4.650%, 11/01/24	5,900,000	6,196,363
Lam Research Corp. 3.800%, 03/15/25	2,525,000	2,539,445

		8,735,808

Shipbuilding—0.2%
Huntington Ingalls Industries, Inc. 5.000%, 12/15/21 (144A)	500,000	521,250
7.125%, 03/15/21	2,500,000	2,687,500

		3,208,750

Software—2.2%
Activision Blizzard, Inc. 5.625%, 09/15/21 (144A)	3,000,000	3,195,000
6.125%, 09/15/23 (144A)	3,600,000	3,924,000
Adobe Systems, Inc. 3.250%, 02/01/25	2,150,000	2,173,087
Audatex North America, Inc. 6.000%, 06/15/21 (144A)	1,300,000	1,374,750
Dun & Bradstreet Corp. (The) 4.375%, 12/01/22 (a)	1,500,000	1,575,526
First Data Corp. 8.250%, 01/15/21 (144A)	6,550,000	7,008,500
11.250%, 01/15/21	1,452,000	1,651,650
Infor U.S., Inc. 6.500%, 05/15/22 (144A)	2,300,000	2,357,500
Microsoft Corp. 2.375%, 02/12/22	2,850,000	2,870,580
4.000%, 02/12/55	2,950,000	2,945,006

MIST-181

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Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
MSCI, Inc. 5.250%, 11/15/24 (144A)	1,350,000	$1,395,562

		30,471,161

Telecommunications—5.7%
Altice Financing S.A. 6.625%, 02/15/23 (144A)	1,200,000	1,236,000
Altice Finco S.A. 9.875%, 12/15/20 (144A)	3,650,000	4,042,375
Altice S.A. 7.625%, 02/15/25 (144A)	1,200,000	1,202,250
7.750%, 05/15/22 (144A)	3,500,000	3,559,063
CC Holdings GS V LLC / Crown Castle GS III Corp. 3.849%, 04/15/23	1,370,000	1,386,977
Clearwire Communications LLC / Clearwire Finance, Inc. 14.750%, 12/01/16 (144A)	1,900,000	2,270,500
Comcel Trust via Comunicaciones Celulares S.A. 6.875%, 02/06/24 (144A)	2,375,000	2,530,563
CommScope, Inc. 5.500%, 06/15/24 (144A) (a)	2,200,000	2,200,000
Consolidated Communications, Inc. 6.500%, 10/01/22 (144A)	1,350,000	1,366,875
CPI International, Inc. 8.750%, 02/15/18	2,500,000	2,559,375
Digicel Group, Ltd. 7.125%, 04/01/22 (144A)	1,500,000	1,372,500
8.250%, 09/30/20 (144A)	2,000,000	2,003,000
Digicel, Ltd. 6.750%, 03/01/23 (144A)	1,400,000	1,356,250
7.000%, 02/15/20 (144A) (a)	2,000,000	2,040,000
DigitalGlobe, Inc. 5.250%, 02/01/21 (144A)	461,000	461,000
Frontier Communications Corp. 6.875%, 01/15/25 (a)	1,850,000	1,831,500
7.625%, 04/15/24	1,400,000	1,457,750
9.250%, 07/01/21	1,225,000	1,421,000
GCI, Inc. 6.875%, 04/15/25 (144A)	1,492,000	1,503,190
Hughes Satellite Systems Corp. 7.625%, 06/15/21	4,000,000	4,400,000
Inmarsat Finance plc 4.875%, 05/15/22 (144A)	2,775,000	2,775,000
Intelsat Luxembourg S.A. 7.750%, 06/01/21 (a)	6,620,000	6,106,950
Motorola Solutions, Inc. 3.500%, 09/01/21	1,800,000	1,845,086
Sable International Finance, Ltd. 8.750%, 02/01/20 (144A)	1,690,000	1,816,750
SBA Telecommunications, Inc. 5.750%, 07/15/20	2,000,000	2,102,500
T-Mobile USA, Inc. 6.500%, 01/15/24	5,500,000	5,747,500
6.542%, 04/28/20	3,425,000	3,604,812
6.625%, 11/15/20	2,000,000	2,090,000

Telecommunications—(Continued)
UPCB Finance IV, Ltd. 5.375%, 01/15/25 (144A)	2,296,000	2,333,310
UPCB Finance V, Ltd. 7.250%, 11/15/21 (144A)	1,625,000	1,748,906
Virgin Media Finance plc 6.000%, 10/15/24 (144A)	925,000	971,250
Virgin Media Secured Finance plc 5.375%, 04/15/21 (144A)	3,593,000	3,768,159
Wind Acquisition Finance S.A. 7.375%, 04/23/21 (144A)	4,250,000	4,409,375

		79,519,766

Textiles—0.1%
Polymer Group, Inc. 6.875%, 06/01/19 (144A)	400,000	382,000
Springs Industries, Inc. 6.250%, 06/01/21 (a)	900,000	888,750

		1,270,750

Transportation—0.7%
FedEx Corp. 4.100%, 02/01/45	3,000,000	2,995,482
Florida East Coast Holdings Corp. 6.750%, 05/01/19 (144A)	1,450,000	1,460,875
Hornbeck Offshore Services, Inc. 5.875%, 04/01/20	2,650,000	2,279,000
Watco Cos. LLC / Watco Finance Corp. 6.375%, 04/01/23 (144A)	1,400,000	1,400,000
XPO Logistics, Inc. 7.875%, 09/01/19 (144A)	1,325,000	1,402,844

		9,538,201

Trucking & Leasing—0.2%
Jurassic Holdings III, Inc. 6.875%, 02/15/21 (144A)	2,325,000	2,022,750

Total Corporate Bonds & Notes (Cost $985,916,531)		996,772,704

Common Stocks—12.8%

Aerospace & Defense—0.5%
BE Aerospace, Inc. (a)	22,800	1,450,536
Huntington Ingalls Industries, Inc.	10,100	1,415,515
Raytheon Co. (a)	13,100	1,431,175
TransDigm Group, Inc. (a)	12,400	2,712,128

		7,009,354

Airlines—0.3%
Alaska Air Group, Inc. (a)	22,600	1,495,668
Southwest Airlines Co.	44,700	1,980,210

		3,475,878

MIST-182

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Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—0.1%
SunTrust Banks, Inc. (a)	37,500	$1,540,875

Beverages—0.2%
Monster Beverage Corp. (i)	15,400	2,131,283

Biotechnology—0.9%
Alexion Pharmaceuticals, Inc. (i)	7,700	1,334,410
Alkermes plc (a) (i)	21,900	1,335,243
Bluebird Bio, Inc. (a) (i)	17,000	2,053,090
Celgene Corp. (a) (i)	16,700	1,925,176
Intercept Pharmaceuticals, Inc. (a) (i)	5,480	1,545,469
Puma Biotechnology, Inc. (a) (i)	12,435	2,936,028
Vertex Pharmaceuticals, Inc. (i)	15,800	1,863,926

		12,993,342

Building Products—0.2%
AO Smith Corp.	22,100	1,451,086
Caesarstone Sdot-Yam, Ltd. (a)	22,200	1,347,762

		2,798,848

Capital Markets—0.3%
Invesco, Ltd. (a)	35,900	1,424,871
TD Ameritrade Holding Corp. (a)	37,300	1,389,798
WisdomTree Investments, Inc. (a)	69,300	1,487,178

		4,301,847

Chemicals—0.3%
Axalta Coating Systems, Ltd. (a) (i)	100,400	2,773,048
International Flavors & Fragrances, Inc. (a)	14,300	1,678,820

		4,451,868

Communications Equipment—0.2%
Arista Networks, Inc. (a) (i)	10,200	719,406
CommScope Holding Co., Inc. (i)	45,700	1,304,278

		2,023,684

Containers & Packaging—0.1%
Rock-Tenn Co. - Class A	25,800	1,664,100

Diversified Financial Services—0.2%
Intercontinental Exchange, Inc. (a)	9,000	2,099,430

Electric Utilities—0.4%
ITC Holdings Corp. (a)	48,200	1,804,126
Portland General Electric Co. (a)	56,765	2,105,414
PPL Corp. (a)	44,300	1,491,138

		5,400,678

Electrical Equipment—0.1%
Sensata Technologies Holding N.V. (a) (i)	32,600	1,872,870

Food & Staples Retailing—0.4%
Kroger Co. (The) (a)	39,600	3,035,736
Rite Aid Corp. (i)	313,430	2,723,707

		5,759,443

Food Products—0.7%
Gruma S.A.B. de C.V. (ADR)	42,741	2,171,670
Hershey Co. (The) (a)	18,800	1,897,108
Mead Johnson Nutrition Co.	13,700	1,377,261
Pinnacle Foods, Inc.	43,000	1,754,830
WhiteWave Foods Co. (The) (a) (i)	63,100	2,797,854

		9,998,723

Health Care Equipment & Supplies—0.2%
Edwards Lifesciences Corp. (i)	9,400	1,339,124
Zimmer Holdings, Inc. (a)	13,800	1,621,776

		2,960,900

Health Care Providers & Services—0.6%
Acadia Healthcare Co., Inc. (a) (i)	29,300	2,097,880
Cigna Corp.	11,600	1,501,504
Envision Healthcare Holdings, Inc. (a) (i)	38,800	1,487,980
Quest Diagnostics, Inc. (a)	19,600	1,506,260
VCA, Inc. (i)	26,100	1,430,802

		8,024,426

Hotels, Restaurants & Leisure—1.4%
Buffalo Wild Wings, Inc. (a) (i)	9,700	1,758,028
Cracker Barrel Old Country Store, Inc. (a)	9,500	1,445,330
Darden Restaurants, Inc. (a)	21,900	1,518,546
Domino’s Pizza, Inc. (a)	14,000	1,407,700
Hilton Worldwide Holdings, Inc. (i)	53,700	1,590,594
Norwegian Cruise Line Holdings, Ltd. (i)	55,800	3,013,758
Popeyes Louisiana Kitchen, Inc. (a) (i)	23,300	1,393,806
Restaurant Brands International L.P. (f)	45,300	1,656,344
Royal Caribbean Cruises, Ltd. (a)	24,500	2,005,325
Starbucks Corp. (a)	18,900	1,789,830
Yum! Brands, Inc. (a)	26,400	2,078,208

		19,657,469

Household Durables—0.4%
Harman International Industries, Inc. (a)	11,400	1,523,382
Tempur Sealy International, Inc. (a) (i)	24,800	1,431,952
Whirlpool Corp. (a)	11,300	2,283,278

		5,238,612

Internet & Catalog Retail—0.1%
Netflix, Inc. (a) (i)	4,300	1,791,767

Internet Software & Services—0.1%
GrubHub, Inc. (i)	37,000	1,679,430

IT Services—0.2%
Alliance Data Systems Corp. (a) (i)	5,000	1,481,250
Cognizant Technology Solutions Corp. - Class A (a) (i)	27,200	1,697,008

		3,178,258

Leisure Products—0.1%
Brunswick Corp. (a)	25,500	1,311,975

MIST-183

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Life Sciences Tools & Services—0.1%
Thermo Fisher Scientific, Inc.	10,400	$1,397,136

Machinery—0.2%
Middleby Corp. (The) (a) (i)	15,500	1,591,075
Snap-on, Inc. (a)	9,600	1,411,776

		3,002,851

Media—0.0%
ION Media Networks, Inc. (g) (i)	785	169,403

Metals & Mining—0.0%
Mirabela Nickel, Ltd. (i)	5,556,301	589,981

Multi-Utilities—0.2%
Sempra Energy (a)	18,600	2,027,772

Multiline Retail—0.1%
Dollar General Corp. (i)	20,000	1,507,600

Oil, Gas & Consumable Fuels—0.6%
Diamondback Energy, Inc. (a) (i)	20,000	1,536,800
MEG Energy Corp. (i)	83,472	1,348,417
Memorial Resource Development Corp. (a) (i)	81,400	1,444,036
Parsley Energy, Inc. - Class A (a) (i)	180,857	2,890,095
Tesoro Corp.	16,100	1,469,769

		8,689,117

Paper & Forest Products—0.0%
PT Indah Kiat Pulp and Paper Corp.	1,867,500	142,058

Pharmaceuticals—0.6%
Bristol-Myers Squibb Co.	23,100	1,489,950
Mallinckrodt plc (a) (i)	15,500	1,963,075
Valeant Pharmaceuticals International, Inc. (i)	9,700	1,926,614
Zoetis, Inc. (a)	64,400	2,981,076

		8,360,715

Professional Services—0.2%
Robert Half International, Inc. (a)	50,600	3,062,312

Real Estate Investment Trusts—0.2%
Hudson Pacific Properties, Inc. (a)	48,200	1,599,758
InfraREIT, Inc.	25,000	714,750

		2,314,508

Real Estate Management & Development—0.2%
CBRE Group, Inc. - Class A (a) (i)	64,100	2,481,311

Road & Rail—0.2%
Old Dominion Freight Line, Inc. (i)	27,100	2,094,830

Semiconductors & Semiconductor Equipment—0.9%
Avago Technologies, Ltd.	16,800	2,133,264

Semiconductors & Semiconductor Equipment—(Continued)
Cavium, Inc. (a) (i)	30,900	2,188,338
Freescale Semiconductor, Ltd. (a) (i)	77,600	3,162,976
NXP Semiconductors NV (i)	22,700	2,278,172
Qorvo, Inc. (i)	27,988	2,230,644

		11,993,394

Software—0.5%
FireEye, Inc. (a) (i)	49,400	1,938,950
Mobileye N.V. (a) (i)	66,800	2,807,604
Splunk, Inc. (a) (i)	42,500	2,516,000

		7,262,554

Specialty Retail—0.4%
Brown Shoe Co., Inc. (a)	47,900	1,571,120
Restoration Hardware Holdings, Inc. (a) (i)	16,400	1,626,716
Sally Beauty Holdings, Inc. (a) (i)	51,000	1,752,870

		4,950,706

Textiles, Apparel & Luxury Goods—0.3%
lululemon athletica, Inc. (i)	22,100	1,414,842
Skechers USA, Inc. - Class A (a) (i)	24,500	1,761,795
VF Corp.	19,500	1,468,545

		4,645,182

Wireless Telecommunication Services—0.1%
T-Mobile U.S., Inc. (a) (i)	44,200	1,400,698

Total Common Stocks (Cost $156,239,288)		177,457,188

Convertible Bonds—6.9%

Auto Manufacturers—0.4%
Fiat Chrysler Automobiles N.V. 7.875%, 12/15/16	2,500,000	3,443,750
Tesla Motors, Inc. 1.250%, 03/01/21	2,500,000	2,093,750

		5,537,500

Banks—0.0%
LBG Capital No. 1 plc 8.000%, 06/15/20 (144A) (b)	560,000	607,600

Biotechnology—1.2%
BioMarin Pharmaceutical, Inc. 0.750%, 10/15/18	2,775,000	4,129,547
Illumina, Inc. 0.250%, 03/15/16 (a)	1,550,000	3,427,437
Isis Pharmaceuticals, Inc.
1.000%, 11/15/21 (144A)	1,225,000	1,425,594
Medivation, Inc.
2.625%, 04/01/17	1,605,000	4,029,553

MIST-184

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Principal Amount*	Value

Biotechnology—(Continued)
Regeneron Pharmaceuticals, Inc.
1.875%, 10/01/16	800,000	$4,291,000

		17,303,131

Chemicals—0.1%
RPM International, Inc.
2.250%, 12/15/20	1,150,000	1,355,563

Electric—0.2%
NRG Yield, Inc.
3.500%, 02/01/19 (144A)	2,300,000	2,708,250

Electrical Components & Equipment—0.1%
SunPower Corp.
0.750%, 06/01/18	1,375,000	1,914,687

Electronics—0.1%
Fluidigm Corp.
2.750%, 02/01/34	1,400,000	1,486,625

Gas—0.2%
CenterPoint Energy, Inc.
3.943%, 09/15/29 (j)	40,000	2,603,668

Healthcare-Products—0.1%
Alere, Inc.
3.000%, 05/15/16	1,200,000	1,414,500

Holding Companies-Diversified—0.0%
Horizon Pharma Investment, Ltd.
2.500%, 03/15/22 (144A)	444,000	519,203

Home Builders—0.1%
Lennar Corp.
3.250%, 11/15/21 (144A)	650,000	1,449,906

Internet—1.2%
LinkedIn Corp.
0.500%, 11/01/19 (144A)	2,400,000	2,634,000
Priceline Group, Inc. (The)
1.000%, 03/15/18	2,425,000	3,235,860
Twitter, Inc.
1.000%, 09/15/21 (144A)	4,150,000	4,035,875
Vipshop Holdings, Ltd.
1.500%, 03/15/19 (a)	1,950,000	3,045,656
Yahoo!, Inc.
Zero Coupon, 12/01/18	3,075,000	3,317,156

		16,268,547

Leisure Time—0.3%
Jarden Corp.
1.875%, 09/15/18	2,000,000	3,426,250

Pharmaceuticals—0.7%
Clovis Oncology, Inc.
2.500%, 09/15/21 (144A)	2,350,000	3,254,750
Depomed, Inc.
2.500%, 09/01/21	272,000	359,550
Mylan, Inc.
3.750%, 09/15/15	775,000	3,445,359
Omnicare, Inc.
3.500%, 02/15/44	2,075,000	2,525,016

		9,584,675

Real Estate Investment Trusts—0.2%
SL Green Operating Partnership L.P.
3.000%, 10/15/17 (144A)	1,350,000	2,116,125

Retail—0.3%
Restoration Hardware Holdings, Inc.
Zero Coupon, 06/15/19 (144A) (a)	3,225,000	3,422,531

Semiconductors—0.8%
Intel Corp.
3.250%, 08/01/39	4,750,000	7,499,063
NVIDIA Corp.
1.000%, 12/01/18	2,975,000	3,506,781

		11,005,844

Software—0.7%
Akamai Technologies, Inc.
Zero Coupon, 02/15/19 (a)	1,325,000	1,427,687
Proofpoint, Inc.
1.250%, 12/15/18	2,775,000	4,420,922
PROS Holdings, Inc.
2.000%, 12/01/19 (144A)	1,400,000	1,438,500
ServiceNow, Inc.
Zero Coupon, 11/01/18	1,850,000	2,274,344

		9,561,453

Telecommunications—0.2%
Nortel Networks Corp.
2.125%, 04/15/14 (e)	3,300,000	3,184,500

Total Convertible Bonds (Cost $86,954,834)		95,470,558

Floating Rate Loans (k)—2.9%

Airlines—0.1%
Delta Air Lines, Inc.
Term Loan B, 3.250%, 04/20/17	1,193,798	1,195,101

Biotechnology—0.2%
Amgen, Inc.
Term Loan, 1.275%, 09/18/18 (f)	3,400,000	3,393,625

MIST-185

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Floating Rate Loans (k)—(Continued)

Security Description	Principal Amount*	Value

Chemicals—0.1%
American Pacific Corp.
Term Loan B, 0.000%, 02/27/19 (f) (l)	250,000	$252,500
Britax U.S. Holdings, Inc.
Term Loan, 4.500%, 10/15/20 (f)	1,818,428	1,427,466

		1,679,966

Commercial Services—0.1%
Avis Budget Car Rental LLC
Term Loan B, 3.000%, 03/15/19	1,417,767	1,424,844

Consumer Finance—0.1%
Red Lobster Management LLC
Term Loan B, 0.000%, 07/28/21 (l)	1,375,000	1,388,750

Diversified Financial Services—0.3%
AWAS Finance Luxembourg S.A.
Term Loan, 3.500%, 07/16/18	1,597,178	1,601,152
New HB Acquisition, LLC
Term Loan, 6.750%, 04/09/20	1,346,600	1,375,215
RPI Finance Trust
Term Loan B1, 2.775%, 11/09/16	299,234	299,607
Term Loan B4, 3.500%, 11/09/20	1,122,188	1,130,604

		4,406,578

Energy Equipment & Services—0.1%
Chief Exploration & Development LLC
2nd Lien Term Loan, 7.500%, 05/12/21 (f)	1,500,000	1,398,000

Gas—0.1%
Astoria Energy LLC
Term Loan B, 5.000%, 12/24/21	884,250	884,803

Media—0.4%
Advantage Sales & Marketing, Inc.
2nd Lien Term Loan, 7.500%, 07/25/22	1,800,000	1,805,850
Charter Communications Operating LLC
Term Loan G, 4.250%, 09/12/21	2,000,000	2,018,594
Kasima LLC
Term Loan B, 3.250%, 05/17/21	1,863,636	1,864,801

		5,689,245

Oil & Gas—0.2%
Templar Energy LLC
2nd Lien Term Loan, 8.500%, 11/25/20	3,400,000	2,324,750

Packaging & Containers—0.2%
Crown Americas, LLC
Delayed Draw Term Loan, 1.928%, 12/19/18	1,786,250	1,785,505
Term Loan A, 1.928%, 12/19/18	663,750	663,473

		2,448,978

Semiconductors—0.5%
Avago Technologies Cayman, Ltd.
Term Loan B, 3.750%, 05/06/21	2,099,276	2,106,231

Semiconductors—(Continued)
NXP B.V.
Term Loan D, 3.250%, 01/11/20	2,139,141	2,133,794
Sensata Technologies B.V.
Term Loan, 3.500%, 10/14/21	2,711,375	2,730,694

		6,970,719

Software—0.1%
Activision Blizzard, Inc.
Term Loan B, 3.250%, 10/12/20	926,106	931,316

Specialty Retail—0.1%
Gymboree Corporation, (The)
Initial Term Loan, 0.000%, 02/23/18 (l)	1,125,000	859,922

Telecommunications—0.1%
FairPoint Communications, Inc.
Term Loan, 7.500%, 02/14/19	1,396,438	1,420,657

Transportation—0.2%
Genesee & Wyoming, Inc.
Term Loan A, 0.000%, 10/02/17 (f) (l)	3,450,000	3,446,767

Total Floating Rate Loans (Cost $40,292,717)		39,864,021

Mortgage-Backed Securities—2.7%

Commercial Mortgage-Backed Securities—2.7%
Barclays Commercial Mortgage Trust
3.375%, 03/15/36 (144A) (b)	575,000	590,826
BB-UBS Trust
4.026%, 11/05/36 (144A) (b)	2,775,000	2,723,693
Citigroup Commercial Mortgage Trust
4.345%, 10/10/47	875,000	935,654
4.534%, 10/10/47 (b)	1,900,000	1,992,108
4.780%, 01/14/43 (144A)	1,200,000	1,207,821
Commercial Mortgage Pass-Through Certificates
1.086%, 12/10/47 (b) (m)	19,860,514	1,418,299
4.264%, 02/10/48 (b)	175,000	180,842
4.349%, 12/10/47 (b)	1,000,000	1,063,904
4.467%, 12/10/47 (b)	650,000	672,326
Commercial Mortgage Trust
0.045%, 12/10/47 (144A) (b) (m)	10,100,000	68,135
0.177%, 11/10/47 (144A) (m)	16,375,000	186,757
0.500%, 12/10/47 (144A) (b) (m)	4,850,000	183,718
1.436%, 11/10/47 (144A) (m)	1,225,000	132,995
4.508%, 11/10/47 (b)	1,250,000	1,313,671
4.613%, 09/10/47 (b)	950,000	1,006,696
Commercial WWP Mortgage Trust
3.898%, 03/10/31 (144A)	1,800,000	1,853,248
DBUBS Mortgage Trust
5.459%, 07/10/44 (144A) (b)	1,700,000	1,831,707
GS Mortgage Securities Trust
4.512%, 11/10/47 (b)	475,000	497,569
4.512%, 11/10/47 (144A) (b)	1,900,000	1,762,258

MIST-186

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Impact Funding LLC
0.342%, 08/25/47 (144A) (b) (m)	3,100,000	$112,065
6.000%, 01/25/51 (144A) (b)	1,175,000	1,332,520
6.408%, 01/25/51 (144A) (b)	1,125,000	1,270,969
JPMBB Commercial Mortgage Securities Trust
0.312%, 11/15/47 (b) (m)	9,300,000	254,960
0.476%, 01/15/48 (b) (m)	8,125,000	325,431
0.500%, 01/15/48 (144A) (b) (m)	6,475,000	247,080
3.927%, 01/15/48 (144A) (b)	1,825,000	1,631,161
JPMorgan Chase Commercial Mortgage Securities Trust
3.805%, 06/10/27 (144A) (b)	1,200,000	1,168,852
4.128%, 01/15/32 (144A) (b)	1,700,000	1,700,515
Morgan Stanley Bank of America Merrill Lynch Trust
0.442%, 12/15/47 (144A) (b) (m)	13,150,000	525,145
0.602%, 12/15/46 (144A) (m)	6,175,000	291,460
3.989%, 12/15/46 (144A)	1,200,000	1,245,460
4.000%, 12/15/47	1,350,000	1,339,520
4.071%, 05/15/46 (b)	850,000	871,850
4.083%, 07/15/46 (b)	725,000	745,085
4.384%, 12/15/46 (144A)	2,500,000	2,540,500
4.750%, 12/15/46 (144A)	1,150,000	1,093,880
Wells Fargo Commercial Mortgage Trust
0.396%, 12/15/47 (b) (m)	10,125,000	354,324
1.214%, 12/15/47 (b) (m)	10,348,860	855,209
WF-RBS Commercial Mortgage Trust
4.326%, 11/15/47 (b)	425,000	444,378

Total Mortgage-Backed Securities (Cost $37,381,378)		37,972,591

Foreign Government—1.0%

Sovereign—1.0%
Bermuda Government International Bonds
4.138%, 01/03/23 (144A) (a)	2,150,000	2,133,875
4.854%, 02/06/24 (144A) (a)	1,425,000	1,498,031
Dominican Republic International Bond
6.850%, 01/27/45 (144A)	1,325,000	1,391,250
Government of the Cayman Islands
5.950%, 11/24/19 (144A)	800,000	914,000
Ivory Coast Government International Bond
6.375%, 03/03/28 (144A)	1,475,000	1,478,688
Jamaica Government International Bond
7.625%, 07/09/25 (a)	1,250,000	1,385,938
Panama Government International Bond
3.750%, 03/16/25 (a)	1,400,000	1,435,000
Senegal Government International Bond
6.250%, 07/30/24 (144A)	2,125,000	2,070,740
Vietnam Government International Bond
4.800%, 11/19/24 (144A) (a)	1,525,000	1,587,906

Total Foreign Government (Cost $13,778,188)		13,895,428

Convertible Preferred Stocks—0.9%
Security Description	Shares/ Principal Amount*	Value

Diversified Financial Services—0.1%
AMG Capital Trust II
5.150%, 10/15/37	20,500	1,249,219

Electric Utilities—0.2%
NextEra Energy, Inc.
5.799%, 09/01/16 (a)	53,450	2,979,837

Home Builders—0.2%
William Lyon Homes
6.500%, 12/01/17	20,000	2,581,600

Pharmaceuticals—0.2%
Actavis plc 5.500%, 03/01/18	3,000	3,036,000

Real Estate Investment Trusts—0.2%
American Tower Corp. 5.500%, 02/15/18	28,200	2,798,286

Total Convertible Preferred Stocks (Cost $12,521,270)		12,644,942

Preferred Stock—0.1%

Banks—0.1%
Texas Capital Bancshares, Inc., 6.500% (a) (Cost $1,685,000)	67,400	1,652,648

Warrant—0.0%

Auto Components—0.0%
Cooper-Standard Holding, Inc., Strike Price $27.33, Expires 11/27/17 (i) (Cost $205,581)	20,875	649,421

Escrow Shares—0.0%

Retail—0.0%
Brookstone Co., Inc. Escrow (144A) (d) (e) (g) (Cost $0)	2,041,798	204

Short-Term Investments—15.2%

Mutual Fund—14.5%
State Street Navigator Securities Lending MET Portfolio (n)	201,925,482	201,925,482

MIST-187

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreement—0.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/15 at 0.000% to be repurchased at $9,262,734 on 04/01/15, collateralized by $9,465,000 U.S. Treasury Bill at 0.00% due 11/12/15 with a value of $9,450,382.	9,262,734	$9,262,734

Total Short-Term Investments (Cost $211,188,216)		211,188,216

Total Investments—114.2% (Cost $1,546,163,003) (o)		1,587,567,921
Other assets and liabilities (net)—(14.2)%		(197,890,840)

Net Assets—100.0%		$1,389,677,081

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2015, the market value of securities loaned was $209,347,753 and the collateral received consisted of cash in the amount of $201,925,482 and non-cash collateral with a value of $15,514,031. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2015. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2015, the market value of securities pledged was $53,563.
(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2015, the market value of restricted securities was $10,433,254, which is 0.8% of net assets. See details shown in the Restricted Securities table that follows.
(e)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(f)	Illiquid security. As of March 31, 2015, these securities represent 0.9% of net assets.
(g)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2015, these securities represent less than 0.05% of net assets.
(h)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(i)	Non-income producing security.
(j)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(k)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(l)	This loan will settle after March 31, 2015, at which time the interest rate will be determined.
(m)	Interest only security.
(n)	Represents investment of cash collateral received from securities on loan as of March 31, 2015.
(o)	As of March 31, 2015, the aggregate cost of investments was $1,546,163,003. The aggregate unrealized appreciation and depreciation of investments were $66,689,534 and $(25,284,616), respectively, resulting in net unrealized appreciation of $41,404,918.
(144A)—Securities	exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2015, the market value of 144A securities was $476,511,078, which is 34.3% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(COP)—	Colombian Peso
(EUR)—	Euro
(GBP)—	British Pound

Restricted Securities	Acquisition Date	Shares/ Principal Amount	Cost	Value
Brookstone Co., Inc. Escrow	07/25/14	2,041,798	$—	$204
IFM U.S. Colonial Pipeline 2 LLC	04/14/11	4,900,000	4,898,168	5,385,732
NSG Holdings LLC / NSG Holdings, Inc.	01/25/13	3,047,173	3,222,325	3,283,328
Rivers Pittsburgh Borrower L.P. / Rivers Pittsburgh Finance Corp.	05/30/12	1,676,000	1,741,625	1,763,990

				$10,433,254

MIST-188

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Futures Contracts

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Amount		Unrealized Depreciation
U.S. Treasury Note 10 Year Futures	06/19/15	(1,310)	USD	(166,383,398)	$(2,483,790)
U.S. Treasury Note 5 Year Futures	06/30/15	(7)	USD	(833,206)	(8,270)

Net Unrealized Depreciation					$(2,492,060)

(USD)—	United States Dollar

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Advertising	$—	$9,546,569	$—	$9,546,569
Aerospace/Defense	—	3,406,791	—	3,406,791
Airlines	—	3,128,875	—	3,128,875
Apparel	—	3,955,250	—	3,955,250
Auto Manufacturers	—	7,342,746	—	7,342,746
Auto Parts & Equipment	—	2,906,625	—	2,906,625
Banks	—	48,727,759	—	48,727,759
Beverages	—	6,105,468	—	6,105,468
Biotechnology	—	2,662,696	—	2,662,696
Building Materials	—	7,137,536	—	7,137,536
Chemicals	—	17,247,117	—	17,247,117
Coal	—	2,679,750	—	2,679,750
Commercial Services	—	24,143,761	—	24,143,761
Computers	—	14,452,931	—	14,452,931
Cosmetics/Personal Care	—	4,796,950	—	4,796,950
Distribution/Wholesale	—	899,640	—	899,640
Diversified Financial Services	—	49,840,257	—	49,840,257
Electric	—	24,825,225	—	24,825,225
Electrical Components & Equipment	—	2,364,250	—	2,364,250
Electronics	—	6,583,924	—	6,583,924
Energy-Alternate Sources	—	2,192,881	—	2,192,881
Engineering & Construction	—	5,065,440	—	5,065,440
Entertainment	—	14,737,905	—	14,737,905
Environmental Control	—	1,216,125	—	1,216,125
Food	—	22,634,211	—	22,634,211
Forest Products & Paper	—	3,958,500	—	3,958,500

MIST-189

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Gas	$—	$4,707,086	$—	$4,707,086
Hand/Machine Tools	—	1,138,500	—	1,138,500
Healthcare-Products	—	24,167,848	—	24,167,848
Healthcare-Services	—	63,138,522	—	63,138,522
Holding Companies-Diversified	—	5,543,172	—	5,543,172
Home Builders	—	14,883,562	—	14,883,562
Housewares	—	1,281,000	—	1,281,000
Insurance	—	11,888,545	—	11,888,545
Internet	—	25,426,983	—	25,426,983
Iron/Steel	—	8,523,119	—	8,523,119
Leisure Time	—	6,626,875	—	6,626,875
Lodging	—	19,684,372	—	19,684,372
Machinery-Construction & Mining	—	3,487,125	—	3,487,125
Machinery-Diversified	—	5,005,000	—	5,005,000
Media	—	53,413,583	—	53,413,583
Mining	—	14,104,598	3	14,104,601
Miscellaneous Manufacturing	—	8,236,353	—	8,236,353
Office/Business Equipment	—	2,314,975	—	2,314,975
Oil & Gas	—	83,902,756	—	83,902,756
Oil & Gas Services	—	10,918,233	—	10,918,233
Packaging & Containers	—	30,715,250	—	30,715,250
Pharmaceuticals	—	39,083,763	—	39,083,763
Pipelines	—	53,915,686	—	53,915,686
Real Estate	—	2,859,750	—	2,859,750
Real Estate Investment Trusts	—	17,712,211	—	17,712,211
Retail	—	56,766,866	—	56,766,866
Savings & Loans	—	—	600	600
Semiconductors	—	8,735,808	—	8,735,808
Shipbuilding	—	3,208,750	—	3,208,750
Software	—	30,471,161	—	30,471,161
Telecommunications	—	79,519,766	—	79,519,766
Textiles	—	1,270,750	—	1,270,750
Transportation	—	9,538,201	—	9,538,201
Trucking & Leasing	—	2,022,750	—	2,022,750
Total Corporate Bonds & Notes	—	996,772,101	603	996,772,704
Common Stocks
Aerospace & Defense	7,009,354	—	—	7,009,354
Airlines	3,475,878	—	—	3,475,878
Banks	1,540,875	—	—	1,540,875
Beverages	2,131,283	—	—	2,131,283
Biotechnology	12,993,342	—	—	12,993,342
Building Products	2,798,848	—	—	2,798,848
Capital Markets	4,301,847	—	—	4,301,847
Chemicals	4,451,868	—	—	4,451,868
Communications Equipment	2,023,684	—	—	2,023,684
Containers & Packaging	1,664,100	—	—	1,664,100
Diversified Financial Services	2,099,430	—	—	2,099,430
Electric Utilities	5,400,678	—	—	5,400,678
Electrical Equipment	1,872,870	—	—	1,872,870
Food & Staples Retailing	5,759,443	—	—	5,759,443
Food Products	9,998,723	—	—	9,998,723
Health Care Equipment & Supplies	2,960,900	—	—	2,960,900
Health Care Providers & Services	8,024,426	—	—	8,024,426
Hotels, Restaurants & Leisure	19,657,469	—	—	19,657,469
Household Durables	5,238,612	—	—	5,238,612
Internet & Catalog Retail	1,791,767	—	—	1,791,767
Internet Software & Services	1,679,430	—	—	1,679,430
IT Services	3,178,258	—	—	3,178,258

MIST-190

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Leisure Products	$1,311,975	$—	$—	$1,311,975
Life Sciences Tools & Services	1,397,136	—	—	1,397,136
Machinery	3,002,851	—	—	3,002,851
Media	—	—	169,403	169,403
Metals & Mining	—	589,981	—	589,981
Multi-Utilities	2,027,772	—	—	2,027,772
Multiline Retail	1,507,600	—	—	1,507,600
Oil, Gas & Consumable Fuels	6,595,737	2,093,380	—	8,689,117
Paper & Forest Products	—	142,058	—	142,058
Pharmaceuticals	8,360,715	—	—	8,360,715
Professional Services	3,062,312	—	—	3,062,312
Real Estate Investment Trusts	2,314,508	—	—	2,314,508
Real Estate Management & Development	2,481,311	—	—	2,481,311
Road & Rail	2,094,830	—	—	2,094,830
Semiconductors & Semiconductor Equipment	11,993,394	—	—	11,993,394
Software	7,262,554	—	—	7,262,554
Specialty Retail	4,950,706	—	—	4,950,706
Textiles, Apparel & Luxury Goods	4,645,182	—	—	4,645,182
Wireless Telecommunication Services	1,400,698	—	—	1,400,698
Total Common Stocks	174,462,366	2,825,419	169,403	177,457,188
Total Convertible Bonds*	—	95,470,558	—	95,470,558
Total Floating Rate Loans*	—	39,864,021	—	39,864,021
Total Mortgage-Backed Securities*	—	37,972,591	—	37,972,591
Total Foreign Government*	—	13,895,428	—	13,895,428
Convertible Preferred Stocks
Diversified Financial Services	—	1,249,219	—	1,249,219
Electric Utilities	2,979,837	—	—	2,979,837
Home Builders	2,581,600	—	—	2,581,600
Pharmaceuticals	3,036,000	—	—	3,036,000
Real Estate Investment Trusts	2,798,286	—	—	2,798,286
Total Convertible Preferred Stocks	11,395,723	1,249,219	—	12,644,942
Total Preferred Stock*	1,652,648	—	—	1,652,648
Total Warrant*	649,421	—	—	649,421
Total Escrow Shares*	—	—	204	204
Short-Term Investments
Mutual Fund	201,925,482	—	—	201,925,482
Repurchase Agreement	—	9,262,734	—	9,262,734
Total Short-Term Investments	201,925,482	9,262,734	—	211,188,216
Total Investments	$390,085,640	$1,197,312,071	$170,210	$1,587,567,921

Collateral for Securities Loaned (Liability)	$—	$(201,925,482)	$—	$(201,925,482)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(2,492,060)	$—	$—	$(2,492,060)

*	See Schedule of Investments for additional detailed categorizations.

MIST-191

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2014	Change in Unrealized Depreciation	Transfer out of Level 3	Balance as of March 31, 2015	Change in Unrealized Depreciation from Investments Still Held at March 31, 2015
Corporate Bonds & Notes
Mining	$3	$—	$—	$3
Retail	223,812	—	(223,812)	—	$—
Saving & Loans	600	—	—	600	—
Common Stocks				—
Media	169,403	—	—	169,403	—
Metals & Mining	131,549	—	(131,549)	—	—
Escrow Shares				—
Retail	4,451	(4,247)	—	204	(4,247)

Total	$529,818	$(4,247)	$(355,361)	$170,210	$(4,247)

Corporate Bonds & Notes in the amount of $223,812 and Common Stocks in the amount of $131,549 were transferred out of Level 3 due to the initiation of a vendor or broker providing prices that are based on market activity which has been determined to be significant observable inputs.

MIST-192

Met Investors Series Trust

Met/Artisan International Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—89.8% of Net Assets

Security Description	Shares	Value

Belgium—3.7%
Anheuser-Busch InBev NV	178,327	$21,813,949
Telenet Group Holding NV (a)	142,715	7,850,885
UCB S.A.	111,652	8,045,764

		37,710,598

Brazil—0.2%
Ambev S.A. (ADR)	270,353	1,557,233

China—9.3%
Alibaba Group Holding, Ltd. (ADR) (a) (b)	51,031	4,247,820
Baidu, Inc. (ADR) (a)	239,859	49,986,615
Beijing Enterprises Holdings, Ltd.	805,000	6,360,488
Ping An Insurance Group Co. of China, Ltd. - Class H	920,572	11,103,125
Tencent Holdings, Ltd.	1,202,000	22,738,806

		94,436,854

France—5.7%
L’Oreal S.A.	42,355	7,798,596
LVMH Moet Hennessy Louis Vuitton SE	42,753	7,545,137
Orange S.A.	570,470	9,178,171
Pernod-Ricard S.A.	60,382	7,125,326
Schneider Electric SE	156,739	12,191,740
Zodiac Aerospace	413,017	13,688,008

		57,526,978

Germany—12.0%
Allianz SE	56,522	9,821,363
Bayer AG	286,398	43,032,806
Bayerische Motoren Werke (BMW) AG	112,442	14,072,177
Beiersdorf AG (b)	146,425	12,735,717
Deutsche Post AG	302,268	9,455,698
Linde AG	151,260	30,837,259
Merck KGaA	11,347	1,273,474
MTU Aero Engines AG	9,121	895,629

		122,124,123

Hong Kong—3.7%
AIA Group, Ltd.	6,055,972	37,916,943

Ireland—3.3%
Medtronic plc (b)	428,270	33,400,777

Italy—0.7%
Telecom Italia S.p.A. (a)	5,994,191	7,027,598

Japan—10.4%
IHI Corp.	3,481,000	16,315,149
LIXIL Group Corp. (b)	386,200	9,161,382
NGK Insulators, Ltd.	723,000	15,448,631
Olympus Corp. (a)	714,900	26,569,941
Ono Pharmaceutical Co., Ltd.	8,600	973,195
Toyota Motor Corp. (b)	531,100	37,066,297

		105,534,595

Mexico—2.9%
Grupo Televisa S.A.B. (ADR) (a)	887,253	$29,288,222

Netherlands—3.0%
ASML Holding NV	295,399	30,099,365

South Korea—0.0%
Orion Corp.	115	119,688

Spain—1.9%
Grifols S.A.	131,800	5,659,273
Grifols S.A. (ADR)	130,649	4,286,594
Telefonica S.A.	620,764	8,833,260

		18,779,127

Sweden—0.9%
Swedbank AB - A Shares (b)	399,646	9,551,991

Switzerland—10.3%
Actelion, Ltd. (a)	110,578	12,803,462
Adecco S.A. (a)	77,128	6,425,217
Nestle S.A.	356,541	26,918,642
Novartis AG	105,873	10,469,692
Roche Holding AG	81,882	22,578,363
Syngenta AG	18,595	6,324,773
Zurich Insurance Group AG (a)	54,705	18,528,854

		104,049,003

United Kingdom—18.9%
Babcock International Group plc	304,117	4,436,461
BT Group plc	1,653,715	10,714,152
Croda International plc	333,580	13,540,507
Delphi Automotive plc	173,013	13,796,057
Diageo plc	10,695	294,895
InterContinental Hotels Group plc	233,455	9,112,006
International Consolidated Airlines Group S.A. (a)	882,727	7,891,113
Johnson Matthey plc	442,130	22,182,222
Liberty Global plc - Class A (a)	345,421	17,778,819
Liberty Global plc - Series C (a) (b)	572,676	28,524,992
Lloyds Banking Group plc (a)	9,565,641	11,102,624
Prudential plc	500,423	12,390,578
SABMiller plc	374,847	19,615,265
Unilever NV	84,676	3,542,321
WPP plc	752,533	17,066,245

		191,988,257

United States—2.9%
Autoliv, Inc.	42,257	4,989,584
Cognizant Technology Solutions Corp. - Class A (a)	243,499	15,191,903
Schlumberger, Ltd.	77,806	6,492,133
WABCO Holdings, Inc. (a)	19,510	2,397,389

		29,071,009

Total Common Stocks (Cost $856,444,065)		910,182,361

MIST-193

Met Investors Series Trust

Met/Artisan International Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Preferred Stocks—3.7%

Security Description	Shares/ Principal Amount*	Value

Germany—3.7%
Henkel AG & Co. KGaA	85,183	$10,032,774
Porsche Automobil Holding SE	172,580	16,941,010
Volkswagen AG	39,551	10,525,015

Total Preferred Stocks (Cost $34,737,988)		37,498,799

Equity Linked Security—0.9%

Ireland—0.9%
Ryanair Holdings plc (HSBC Bank plc), 11/17/16 (c) (Cost $7,085,047)	739,900	8,838,868

Rights—0.0%

Spain—0.0%
Telefonica S.A., Expires 04/10/15 (a) (Cost $0)	694,657	112,039

Short-Term Investments—11.6%

Mutual Fund—6.1%
State Street Navigator Securities Lending MET Portfolio (d)	61,971,809	61,971,809

Repurchase Agreement—5.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/15 at 0.000% to be repurchased at $55,948,696 on 04/01/15, collateralized by $56,080,000 U.S. Government Agency obligations with a rates ranging from 0.125% - 2.000%, maturity dates ranging from 08/18/15 - 10/26/15, with a value of $57,068,625.	55,948,696	55,948,696

Total Short-Term Investments (Cost $117,920,505)		117,920,505

Total Investments—106.0% (Cost $1,016,187,605) (e)		1,074,552,572
Other assets and liabilities (net)—(6.0)%		(60,738,848)

Net Assets—100.0%		$1,013,813,724

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2015, the market value of securities loaned was $58,852,241 and the collateral received consisted of cash in the amount of $61,971,809. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2015.
(e)	As of March 31, 2015, the aggregate cost of investments was $1,016,187,605. The aggregate unrealized appreciation and depreciation of investments were $82,820,744 and $(24,455,777), respectively, resulting in net unrealized appreciation of $58,364,967.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Ten Largest Industries as of March 31, 2015 (Unaudited)	% of Net Assets
Media	9.9
Insurance	8.9
Pharmaceuticals	8.5
Automobiles	7.8
Internet Software & Services	7.6
Chemicals	7.2
Health Care Equipment & Supplies	5.9
Beverages	5.0
Diversified Telecommunication Services	3.5
Machinery	3.4

MIST-194

Met Investors Series Trust

Met/Artisan International Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$37,710,598	$—	$37,710,598
Brazil	1,557,233	—	—	1,557,233
China	54,234,435	40,202,419	—	94,436,854
France	—	57,526,978	—	57,526,978
Germany	—	122,124,123	—	122,124,123
Hong Kong	—	37,916,943	—	37,916,943
Ireland	33,400,777	—	—	33,400,777
Italy	—	7,027,598	—	7,027,598
Japan	—	105,534,595	—	105,534,595
Mexico	29,288,222	—	—	29,288,222
Netherlands	—	30,099,365	—	30,099,365
South Korea	—	119,688	—	119,688
Spain	4,286,594	14,492,533	—	18,779,127
Sweden	—	9,551,991	—	9,551,991
Switzerland	—	104,049,003	—	104,049,003
United Kingdom	60,099,868	131,888,389	—	191,988,257
United States	24,081,425	4,989,584	—	29,071,009
Total Common Stocks	206,948,554	703,233,807	—	910,182,361
Total Preferred Stocks*	—	37,498,799	—	37,498,799
Total Equity Linked Security*	8,838,868	—	—	8,838,868
Total Rights*	112,039	—	—	112,039
Short-Term Investments
Mutual Fund	61,971,809	—	—	61,971,809
Repurchase Agreement	—	55,948,696	—	55,948,696
Total Short-Term Investments	61,971,809	55,948,696	—	117,920,505
Total Investments	$277,871,270	$796,681,302	$—	$1,074,552,572

Collateral for Securities Loaned (Liability)	$—	$(61,971,809)	$—	$(61,971,809)

*	See Schedule of Investments for additional detailed categorizations.

MIST-195

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Floating Rate Loans (a)—96.5% of Net Assets

Security Description	Principal Amount*	Value

Advertising—0.4%
inVentiv Health, Inc.
Incremental Term Loan B3, 7.750%, 05/15/18	1,543,450	$1,544,736
Term Loan B4, 7.750%, 05/15/18	1,681,243	1,689,650

		3,234,386

Aerospace/Defense—2.3%
BE Aerospace, Inc.
Term Loan B, 4.000%, 12/16/21	997,500	1,006,848
DAE Aviation Holdings, Inc.
Term Loan B1, 5.000%, 11/02/18	1,147,493	1,148,449
Ducommun, Inc.
Term Loan, 4.750%, 06/28/17	210,526	211,579
Flying Fortress, Inc.
Term Loan, 3.500%, 06/30/17	2,729,167	2,735,422
Silver II U.S. Holdings LLC
Term Loan, 4.000%, 12/13/19	5,460,287	5,194,098
Standard Aero, Ltd.
Term Loan B2, 5.000%, 11/02/18	299,671	299,921
Transdigm, Inc.
Term Loan C, 3.750%, 02/28/20	8,692,965	8,692,287
Term Loan D, 3.750%, 06/04/21	1,786,500	1,786,128

		21,074,732

Auto Components—1.1%
CS Intermediate Holdco 2 LLC
Term Loan B, 4.000%, 04/04/21	694,750	694,142
Dayco Products LLC
Term Loan B, 5.250%, 12/12/19	994,975	996,841
Federal-Mogul Holdings Corp.
Term Loan C, 4.750%, 04/15/21	4,278,500	4,272,082
MPG Holdco I, Inc.
Term Loan B, 4.250%, 10/20/21	2,628,683	2,645,338
Visteon Corp.
Delayed Draw Term Loan B, 3.500%, 04/09/21	1,166,188	1,166,006

		9,774,409

Auto Manufacturers—1.0%
Chrysler Group LLC
Term Loan B, 3.250%, 12/31/18	4,232,250	4,231,370
Term Loan B, 3.500%, 05/24/17	4,755,882	4,758,845

		8,990,215

Auto Parts & Equipment—1.2%
Affinia Group Intermediate Holdings, Inc.
Term Loan B2, 4.750%, 04/27/20	430,258	431,333
Goodyear Tire & Rubber Co. (The)
2nd Lien Term Loan, 4.750%, 04/30/19	6,083,333	6,145,116
INA Beteiligungsgesellschaft mbH
Term Loan B, 4.250%, 05/15/20	1,025,000	1,033,488
TI Group Automotive Systems LLC
Term Loan B, 4.250%, 07/02/21	1,836,125	1,837,654

Auto Parts & Equipment—(Continued)
Tower Automotive Holdings USA LLC
Term Loan, 4.000%, 04/23/20	1,442,053	1,443,406

		10,890,997

Beverages—0.2%
Flavors Holdings, Inc.
1st Lien Term Loan, 6.750%, 04/03/20	780,000	756,600
Virtuoso U.S. LLC
Term Loan, 4.750%, 02/11/21	718,370	716,911

		1,473,511

Biotechnology—0.2%
Ikaria, Inc.
1st Lien Term Loan, 5.000%, 02/12/21	2,085,371	2,090,584

Building Materials—0.3%
CPG International, Inc.
Term Loan, 4.750%, 09/30/20	615,625	607,417
Quikrete Holdings, Inc.
1st Lien Term Loan, 4.000%, 09/28/20	945,346	945,937
Summit Materials Cos. I LLC
Term Loan B, 5.000%, 01/30/19	437,693	439,151
Tank Holding Corp.
Term Loan, 5.250%, 03/16/22	767,915	771,115

		2,763,620

Capital Markets—0.8%
Armor Holding II LLC
1st Lien Term Loan, 5.750%, 06/26/20	649,028	649,028
Corporate Capital Trust, Inc.
Term Loan B, 4.000%, 05/15/19	1,163,817	1,164,515
Guggenheim Partners LLC
Term Loan, 4.250%, 07/22/20	1,731,451	1,740,109
Medley LLC
Term Loan, 6.500%, 06/15/19	496,591	494,108
NXT Capital, Inc.
Incremental Term Loan, 6.250%, 09/04/18	123,744	124,362
Term Loan B, 6.250%, 09/04/18	738,750	742,444
RCS Capital Corp.
1st Lien Term Loan, 6.500%, 04/29/19	1,886,622	1,881,905
Sheridan Investment Partners II L.P.
Term Loan A, 4.250%, 12/16/20	100,156	88,388
Term Loan B, 4.250%, 12/16/20	719,991	635,392
Term Loan M, 4.250%, 12/16/20	37,353	32,964

		7,553,215

Chemicals—4.7%
AIlnex (Luxembourg) & Cy SCA
Term Loan B1, 4.500%, 10/03/19	923,192	926,654
AIlnex USA, Inc.
Term Loan B2, 4.500%, 10/03/19	479,000	480,796
Aruba Investments, Inc.
Term Loan B, 5.250%, 02/02/22	300,000	302,625

MIST-196

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Chemicals—(Continued)
Axalta Coating Systems U.S. Holdings, Inc.
Term Loan, 3.750%, 02/01/20	4,718,584	$4,697,138
AZ Chem U.S., Inc.
1st Lien Term Loan, 4.500%, 06/12/21	644,384	646,498
Chemtura Corp.
Term Loan B, 3.500%, 08/27/16	283,095	283,862
ECO Services Operations LLC
Term Loan B, 4.750%, 12/04/21	399,000	401,494
Emerald Performance Materials LLC
1st Lien Term Loan, 4.500%, 08/01/21	497,500	498,536
Flint Group GmbH
Term Loan C, 4.750%, 09/07/21	141,151	141,239
Flint Group U.S. LLC
1st Lien Term Loan B2, 4.750%, 09/07/21	853,849	854,383
Gemini HDPE LLC
Term Loan B, 4.750%, 08/07/21	1,445,248	1,447,055
Huntsman International LLC
Incremental Term Loan, 3.750%, 08/12/21	2,044,875	2,058,934
Ineos U.S. Finance LLC
Term Loan, 3.750%, 05/04/18	7,961,507	7,929,517
Term Loan, 4.250%, 03/31/22	700,000	701,313
Kronos Worldwide, Inc.
Term Loan, 4.750%, 02/18/20	321,750	323,560
MacDermid, Inc.
1st Lien Term Loan, 4.500%, 06/07/20	2,303,900	2,316,447
Term Loan B2, 4.750%, 06/07/20	598,500	603,288
Minerals Technologies, Inc.
Term Loan B, 4.000%, 05/07/21	1,945,465	1,958,435
Omnova Solutions, Inc.
Term Loan B1, 4.250%, 05/31/18	1,749,837	1,745,463
Orion Engineered Carbons GmbH
Term Loan, 5.000%, 07/25/21	572,125	575,462
OXEA Finance LLC
Term Loan B2, 4.250%, 01/15/20	2,147,813	2,090,090
PQ Corp.
Term Loan, 4.000%, 08/07/17	1,830,858	1,826,489
Sonneborn LLC
Term Loan, 5.500%, 12/10/20	381,544	383,928
Sonneborn Refined Products B.V.
Term Loan, 5.500%, 12/10/20	67,331	67,752
Tata Chemicals North America, Inc.
Term Loan B, 3.750%, 08/07/20	1,154,438	1,153,716
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.000%, 03/19/20	4,492,376	4,498,836
Unifrax Corp.
Term Loan, 4.250%, 11/28/18	272,018	271,746
Univar, Inc.
Term Loan B, 5.000%, 06/30/17	3,903,647	3,904,560

		43,089,816

Coal—0.9%
Alpha Natural Resources LLC
Term Loan B, 3.500%, 05/22/20	2,719,500	1,907,049
Arch Coal, Inc.
Term Loan B, 6.250%, 05/16/18	2,773,012	2,152,551

Coal—(Continued)
Murray Energy Corp.
1st Lien Term Loan, 5.250%, 12/05/19	1,460,250	1,441,632
Patriot Coal Corp.
Term Loan, 9.000%, 12/15/18	987,500	906,031
Walter Energy, Inc.
Term Loan B, 7.250%, 04/02/18	2,236,381	1,366,588

		7,773,851

Commercial Services—5.7%
Acosta Holdco, Inc.
Term Loan, 5.000%, 09/26/21	3,341,625	3,373,872
BakerCorp International, Inc.
Term Loan, 4.250%, 02/14/20	1,733,482	1,640,307
Brickman Group, Ltd. LLC
1st Lien Term Loan, 4.000%, 12/18/20	888,767	885,187
Bright Horizons Family Solutions, Inc.
Term Loan B, 4.000%, 01/30/20	1,469,925	1,475,131
Ceridian LLC
Term Loan, 4.500%, 09/15/20	604,293	598,817
ClientLogic Corp.
Extended Term Loan, 7.503%, 01/30/17	2,394,165	2,382,194
Education Management LLC
Term Loan A, 5.500%, 07/02/20	259,470	240,010
Term Loan B, 8.500%, 07/02/20	432,450	353,528
Garda World Security Corp.
Delayed Draw Term Loan, 4.000%, 11/06/20	727,199	725,078
Term Loan B, 4.000%, 11/06/20	2,842,688	2,834,396
Genpact International, Inc.
Term Loan B, 3.500%, 08/30/19	1,515,261	1,520,185
Hertz Corp. (The)
Term Loan B, 4.000%, 03/11/18	1,759,500	1,761,150
Term Loan B2, 3.500%, 03/11/18	2,497,040	2,492,046
IAP Worldwide Services, Inc.
2nd Lien Term Loan, 8.000%, 07/18/19 (b)	340,615	272,492
Revolver, 0.000%, 07/18/18 (c)	248,024	248,024
Interactive Data Corp.
Term Loan, 4.750%, 05/02/21	1,637,625	1,647,605
IPC Corp.
1st Lien Term Loan, 6.500%, 08/06/21	1,375,000	1,386,172
KAR Auction Services, Inc.
Term Loan B2, 3.500%, 03/11/21	4,651,352	4,649,412
Language Line LLC
1st Lien Term Loan B, 6.250%, 06/20/16	1,312,019	1,307,715
Laureate Education, Inc.
Term Loan B, 5.000%, 06/15/18	5,738,524	5,422,906
Live Nation Entertainment, Inc.
Term Loan B1, 3.500%, 08/17/20	2,682,766	2,676,617
McGraw-Hill Global Education Holdings LLC
1st Lien Term Loan, 5.750%, 03/22/19	670,939	677,753
Merrill Communications LLC
1st Lien Term Loan, 5.750%, 03/08/18	605,067	611,118
Moneygram International, Inc.
Term Loan B, 4.250%, 03/27/20	907,728	858,938

MIST-197

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—(Continued)
Monitronics International, Inc.
Term Loan B, 4.250%, 03/23/18	2,124,172	$2,129,151
Rent-A-Center, Inc.
Term Loan B, 3.750%, 03/19/21	544,500	533,610
ServiceMaster Co.
Term Loan B, 4.250%, 07/01/21	2,412,875	2,419,399
SGS Cayman L.P.
Term Loan B, 6.000%, 04/23/21	201,970	203,359
SunEdison Semiconductor B.V.
1st Lien Term Loan, 6.500%, 05/27/19	843,625	837,298
Truven Health Analytics, Inc.
Term Loan B, 4.500%, 06/06/19	1,584,518	1,584,993
Weight Watchers International, Inc.
Term Loan B2, 4.000%, 04/02/20	7,031,500	3,786,027

		51,534,490

Communications Equipment—0.3%
Blue Coat Systems, Inc.
1st Lien Term Loan, 4.000%, 05/31/19	2,462,508	2,465,074

Computers—2.6%
Dell, Inc.
Term Loan B, 4.500%, 04/29/20	9,579,987	9,650,506
Term Loan C, 3.750%, 10/29/18	973,710	977,209
Expert Global Solutions, Inc.
Term Loan B, 8.500%, 04/03/18	626,946	627,535
Sirius Computer Solutions, Inc.
Term Loan B, 7.000%, 12/07/18	428,077	431,823
SkillSoft Corp.
1st Lien Term Loan, 5.750%, 04/28/21	2,238,750	2,215,803
Smart Technologies ULC
Term Loan, 10.500%, 01/31/18	554,688	551,914
SunGard Data Systems, Inc.
Term Loan C, 3.925%, 02/28/17	2,213,819	2,217,264
Term Loan E, 4.000%, 03/08/20	5,949,290	5,970,082
TNS, Inc.
1st Lien Term Loan, 5.000%, 02/14/20	1,344,235	1,345,915

		23,988,051

Construction Materials—0.3%
Fairmount Minerals, Ltd.
Term Loan B1, 3.813%, 03/15/17	394,000	360,346
Term Loan B2, 4.500%, 09/05/19	1,994,625	1,762,750
Headwaters, Inc.
Term Loan B, 4.500%, 03/24/22	200,000	201,125

		2,324,221

Cosmetics/Personal Care—0.1%
Revlon Consumer Products Corp.
Term Loan, 4.000%, 10/08/19	1,163,691	1,164,964

Distribution/Wholesale—0.2%
ABC Supply Co., Inc.
Term Loan, 3.500%, 04/16/20	1,727,472	1,723,694

Distributors— 0.0%
PFS Holding Corp.
1st Lien Term Loan, 4.500%, 01/31/21	247,500	219,656

Diversified Consumer Services—0.0%
WASH Multifamily Laundry Systems LLC
Term Loan, 4.500%, 02/21/19	294,000	294,368

Diversified Financial Services—3.8%
Altisource Solutions S.a.r.l.
Term Loan B, 4.500%, 12/09/20	1,794,246	1,318,771
American Beacon Advisors, Inc.
Term Loan, 0.000%, 03/03/22 (c)	325,000	326,896
Term Loan B, 4.750%, 11/22/19	348,239	350,851
Citco Funding LLC
Term Loan, 4.250%, 06/29/18	2,415,018	2,415,774
Clipper Acquisitions Corp.
Term Loan B, 3.000%, 02/06/20	1,493,328	1,477,929
Delos Finance S.a.r.l.
Term Loan B, 3.500%, 03/06/21	2,675,000	2,682,356
Grosvenor Capital Management Holdings LLP
Term Loan B, 3.750%, 01/04/21	4,201,215	4,169,706
Hamilton Lane Advisors LLC
Term Loan, 4.000%, 02/28/18	500,161	500,786
Harbourvest Partners LLC
Term Loan, 3.250%, 02/04/21	788,994	782,091
Home Loan Servicing Solutions, Ltd.
Term Loan B, 4.500%, 06/26/20	1,031,625	1,011,612
La Frontera Generation LLC
Term Loan, 4.500%, 09/30/20	2,804,026	2,812,205
LPL Holdings, Inc.
Term Loan B, 3.250%, 03/29/19	3,403,050	3,406,565
MIP Delaware LLC
Term Loan B1, 4.000%, 03/09/20	391,785	393,500
Nord Anglia Education Finance LLC
Term Loan, 4.500%, 03/31/21	1,918,063	1,920,460
Ocwen Financial Corp.
Term Loan, 5.000%, 02/15/18	2,168,405	2,116,454
PGX Holdings, Inc.
1st Lien Term Loan, 6.250%, 09/29/20	567,813	571,716
Shield Finance Co. S.a.r.l.
Term Loan, 5.000%, 01/29/21	742,500	746,367
TransUnion LLC
Term Loan, 4.000%, 04/09/21	4,554,000	4,559,693
Walker & Dunlop, Inc.
Term Loan B, 5.250%, 12/11/20	691,250	692,978
Walter Investment Management Corp.
Term Loan, 4.750%, 12/19/20	2,235,674	2,058,917

		34,315,627

Electric—2.4%
Calpine Construction Finance Co. L.P.
Term Loan B1, 3.000%, 05/03/20	1,007,063	995,261
Term Loan B2, 3.250%, 01/31/22	1,010,186	1,002,767
Calpine Corp.
Delayed Draw Term Loan, 4.000%, 10/30/20	370,313	371,441

MIST-198

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Calpine Corp.
Term Loan B1, 4.000%, 04/01/18	3,936,000	$3,952,126
Term Loan B2, 4.000%, 04/01/18	866,250	869,678
Term Loan B3, 4.000%, 10/09/19	780,000	783,142
Dynegy Holdings, Inc.
Term Loan B2, 4.000%, 04/23/20	4,002,912	4,014,704
EFS Cogen Holdings I LLC
Term Loan B, 3.750%, 12/17/20	527,873	528,973
Energy Future Intermediate Holding Co. LLC
Term Loan, 4.250%, 06/19/16	1,725,000	1,734,344
Equipower Resources Holdings LLC
Term Loan C, 4.250%, 12/31/19	564,942	565,295
Granite Acquisition, Inc.
Term Loan B, 5.000%, 12/19/21	2,484,195	2,515,248
Term Loan C, 5.000%, 12/19/21	109,579	110,948
NRG Energy, Inc.
Term Loan B, 2.750%, 07/02/18	3,995,827	3,982,785

		21,426,712

Electrical Components & Equipment—0.8%
Carros Finance Luxembourg S.a.r.l.
1st Lien Term Loan, 4.500%, 09/30/21	2,193,613	2,201,839
Electrical Components International, Inc.
Term Loan B, 5.750%, 05/28/21	846,120	850,704
Orbotech, Inc.
Term Loan B, 5.000%, 08/06/20	447,750	443,541
Pelican Products, Inc.
Term Loan, 5.250%, 04/10/20	1,605,411	1,601,900
Tallgrass Operations LLC
Term Loan B, 4.250%, 11/13/18	83,285	83,077
Zebra Technologies Corp.
Term Loan B, 4.750%, 10/27/21	2,076,705	2,103,529

		7,284,590

Electronics—2.2%
Allflex Holdings III, Inc.
1st Lien Term Loan, 4.250%, 07/17/20	615,625	616,395
CDW LLC
Term Loan, 3.250%, 04/29/20	3,259,255	3,232,773
CompuCom Systems, Inc.
Term Loan B, 4.250%, 05/11/20	2,175,219	2,036,549
Eagle Parent, Inc.
Term Loan, 4.000%, 05/16/18	2,446,571	2,448,712
EIG Investors Corp.
Term Loan, 5.000%, 11/09/19	4,885,600	4,913,081
Excelitas Technologies Corp.
1st Lien Term Loan, 6.000%, 10/31/20	1,827,287	1,837,565
Fender Musical Instruments Corp.
Term Loan B, 5.750%, 04/03/19	324,188	324,117
Sensata Technologies B.V.
Term Loan, 3.250%, 05/12/19	1,425,029	1,431,264
Sensus USA, Inc.
1st Lien Term Loan, 4.500%, 05/09/17	2,058,410	2,060,983
Vantiv LLC
Term Loan B, 3.750%, 06/13/21	764,679	768,974

		19,670,413

Energy Equipment & Services—0.6%
EnergySolutions LLC
Term Loan, 6.750%, 05/29/20	797,179	802,161
Floatel International, Ltd.
Term Loan B, 6.000%, 06/27/20	1,039,500	769,230
Seadrill Partners Finco LLC
Term Loan B, 4.000%, 02/21/21	3,878,041	3,091,699
Seventy Seven Operating LLC
Term Loan B, 3.750%, 06/25/21	497,500	437,302

		5,100,392

Engineering & Construction—0.1%
Brock Holdings III, Inc.
Term Loan B, 6.000%, 03/16/17	792,819	784,890

Entertainment—1.6%
Affinity Gaming LLC
Term Loan B, 5.250%, 11/09/17	388,333	392,216
Amaya Holdings B.V.
1st Lien Term Loan, 5.000%, 08/01/21	2,960,748	2,937,308
Aufinco Pty, Ltd.
1st Lien Term Loan, 4.000%, 05/29/20	442,125	441,296
Dave & Buster’s, Inc.
Term Loan, 4.250%, 07/25/20	141,981	142,691
National CineMedia LLC
Term Loan, 2.930%, 11/26/19	500,000	494,875
Pinnacle Entertainment, Inc.
Term Loan B2, 3.750%, 08/13/20	642,170	643,040
Scientific Games International, Inc.
Term Loan B1, 6.000%, 10/18/20	3,505,625	3,518,771
Term Loan B2, 6.000%, 10/01/21	872,813	875,964
SeaWorld Parks & Entertainment, Inc.
Term Loan B2, 3.000%, 05/14/20	2,930,166	2,862,711
Seminole Hard Rock Entertainment, Inc.
Term Loan B, 3.500%, 05/14/20	270,188	269,343
WMG Acquisition Corp.
Term Loan, 3.750%, 07/01/20	2,368,449	2,316,343

		14,894,558

Environmental Control—0.2%
Darling International, Inc.
Term Loan B, 3.250%, 01/06/21	742,500	741,720
Tervita Corp.
Term Loan, 6.250%, 05/15/18	1,560,415	1,436,696

		2,178,416

Food—4.8%
AdvancePierre Foods, Inc.
Term Loan, 5.750%, 07/10/17	3,223,585	3,233,156
Albertson’s Holdings LLC
Term Loan B3, 5.000%, 08/25/19	3,225,000	3,249,439
Term Loan B4, 5.500%, 08/25/21	900,000	908,500
American Seafoods Group LLC
Term Loan B, 5.500%, 03/18/18	385,225	370,297

MIST-199

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Food—(Continued)
Aramark Services, Inc.
Extended Synthetic LOC 2, 3.671%, 07/26/16	154,267	$153,588
Extended Synthetic LOC 3, 3.671%, 07/26/16	160,084	159,380
Blue Buffalo Co., Ltd.
Term Loan B3, 3.750%, 08/08/19	1,218,961	1,217,818
Centerplate, Inc.
Term Loan A, 4.753%, 11/26/19	466,537	461,872
Charger OpCo B.V.
Term Loan B1, 3.500%, 07/23/21	2,175,000	2,170,922
Clearwater Seafoods L.P.
Term Loan B, 4.750%, 06/26/19	442,125	442,862
CSM Bakery Solutions LLC
1st Lien Term Loan, 5.000%, 07/03/20	195,924	195,863
Del Monte Foods, Inc.
1st Lien Term Loan, 4.253%, 02/18/21	1,513,481	1,442,851
Diamond Foods, Inc.
Term Loan, 4.250%, 08/20/18	1,212,750	1,214,014
Dole Food Co., Inc.
Term Loan B, 4.500%, 11/01/18	2,743,229	2,744,944
H.J. Heinz Co.
Term Loan B2, 3.250%, 06/05/20	5,411,266	5,421,737
High Liner Foods, Inc.
Term Loan B, 4.250%, 04/24/21	866,250	861,919
JBS USA Holdings, Inc.
Incremental Term Loan, 3.750%, 09/18/20	1,576,000	1,578,955
Term Loan, 3.750%, 05/25/18	4,960,810	4,970,112
NPC International, Inc.
Term Loan B, 4.000%, 12/28/18	2,094,558	2,065,757
Pinnacle Foods Finance LLC
Incremental Term Loan H, 3.000%, 04/29/20	689,500	687,653
Post Holdings, Inc.
Incremental Term Loan, 3.750%, 06/02/21	1,095,875	1,100,212
Supervalu, Inc.
Term Loan B, 4.500%, 03/21/19	4,103,881	4,121,836
U.S. Foods, Inc.
Term Loan, 4.500%, 03/31/19	4,816,712	4,823,162

		43,596,849

Food Service—0.1%
OSI Restaurant Partners LLC
Term Loan, 3.500%, 10/25/19	569,750	568,800

Hand/Machine Tools—0.2%
Apex Tool Group LLC
Term Loan B, 4.500%, 01/31/20	1,673,406	1,645,690
Milacron LLC
Term Loan, 4.000%, 03/28/20	515,790	511,277

		2,156,967

Healthcare-Products—3.3%
Alere, Inc.
Term Loan B, 4.250%, 06/30/17	4,003,830	4,018,844

Healthcare-Products—(Continued)
Biomet, Inc.
Term Loan B2, 3.674%, 07/25/17	6,931,541	6,931,063
BSN Medical, Inc.
Term Loan B1B, 4.000%, 08/28/19	544,144	543,010
CeramTec Acquisition Corp.
Term Loan B2, 4.250%, 08/30/20	31,196	31,293
CHG Healthcare Services, Inc.
Term Loan, 4.250%, 11/19/19	830,269	833,642
Convatec, Inc.
Term Loan, 4.000%, 12/22/16	3,099,203	3,112,725
DJO Finance LLC
Term Loan, 4.250%, 09/15/17	2,742,380	2,751,293
Faenza Acquisition GmbH
Term Loan B1, 4.250%, 08/30/20	311,452	312,425
Term Loan B3, 4.250%, 08/30/20	92,334	92,623
Halyard Health, Inc.
Term Loan B, 4.000%, 11/01/21	673,313	680,466
Hologic, Inc.
Term Loan B, 3.250%, 08/01/19	1,060,758	1,063,162
Kinetic Concepts, Inc.
Term Loan E1, 4.500%, 05/04/18	4,800,788	4,819,540
Mallinckrodt International Finance S.A.
Incremental Term Loan B1, 3.500%, 03/19/21	1,119,375	1,120,474
Term Loan B, 3.250%, 03/19/21	1,658,250	1,656,325
Sage Products Holdings III LLC
Term Loan B, 5.000%, 12/13/19	1,066,648	1,079,314
Tecomet, Inc.
1st Lien Term Loan, 5.750%, 12/05/21	1,097,250	1,075,305

		30,121,504

Healthcare-Services—6.6%
Acadia Healthcare Co., Inc.
Term Loan B, 4.250%, 02/11/22	249,375	252,181
Alliance Healthcare Services, Inc.
Term Loan B, 4.250%, 06/03/19	1,179,006	1,176,796
Amsurg Corp.
1st Lien Term Loan B, 3.750%, 07/16/21	595,500	597,733
Ardent Medical Services, Inc.
Term Loan, 6.750%, 07/02/18	3,667,132	3,686,040
ATI Holdings, Inc.
Term Loan, 5.250%, 12/20/19	415,782	418,640
CareCore National LLC
Term Loan B, 5.500%, 03/05/21	447,739	450,537
Community Health Systems, Inc.
Term Loan D, 4.250%, 01/27/21	7,968,654	8,016,800
Term Loan F, 3.428%, 12/31/18	2,013,006	2,015,701
CPI Buyer LLC
1st Lien Term Loan, 5.500%, 08/18/21	1,019,876	1,022,426
DaVita HealthCare Partners, Inc.
Term Loan B, 3.500%, 06/24/21	3,176,000	3,187,627
Emdeon Business Services LLC
Term Loan B2, 3.750%, 11/02/18	2,390,228	2,397,698
Envision Healthcare Corp.
Term Loan, 4.000%, 05/25/18	6,808,983	6,839,835

MIST-200

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
HCA, Inc.
Extended Term Loan A2, 2.678%, 05/02/16	800,000	$800,071
Iasis Healthcare LLC
Term Loan B2, 4.500%, 05/03/18	1,510,201	1,515,298
IMS Health, Inc.
Term Loan, 3.500%, 03/17/21	3,165,606	3,162,143
Kindred Healthcare, Inc.
Term Loan, 4.250%, 04/09/21	1,612,813	1,622,557
LHP Hospital Group, Inc.
Term Loan, 9.000%, 07/03/18	841,826	814,467
Millennium Laboratories, Inc.
Term Loan B, 5.250%, 04/16/21	3,176,000	3,205,114
MMM Holdings, Inc.
Term Loan, 9.750%, 12/12/17	1,254,968	1,113,784
MSO of Puerto Rico, Inc.
Term Loan, 9.750%, 12/12/17	912,366	809,725
National Mentor Holdings, Inc.
Term Loan B, 4.250%, 01/31/21	1,067,991	1,070,327
Onex Carestream Finance L.P.
1st Lien Term Loan, 5.000%, 06/07/19	2,451,058	2,463,059
Opal Acquisition, Inc.
1st Lien Term Loan, 5.000%, 11/27/20	1,752,813	1,756,569
Ortho-Clinical Diagnostics, Inc.
Term Loan B, 4.750%, 06/30/21	3,027,125	3,004,185
Radnet Management, Inc.
Term Loan B, 4.250%, 10/10/18	1,691,058	1,694,934
Regionalcare Hospital Partners, Inc.
1st Lien Term Loan, 6.000%, 04/19/19	1,793,233	1,802,199
Select Medical Corp.
Term Loan B, 3.750%, 06/01/18	1,593,142	1,595,133
Steward Health Care System LLC
Term Loan B, 6.750%, 04/12/20	1,326,375	1,324,286
U.S. Renal Care, Inc.
Term Loan, 4.250%, 07/03/19	2,097,834	2,103,735

		59,919,600

Holding Companies-Diversified—0.0%
ARG IH Corp.
Term Loan B, 4.750%, 11/15/20	271,563	272,793

Home Furnishings—0.2%
Tempur-Pedic International, Inc.
Term Loan B, 3.500%, 03/18/20	1,965,040	1,969,543

Hotels, Restaurants & Leisure—0.8%
1011778 B.C. Unlimited Liability Co.
Term Loan B, 4.500%, 12/12/21	6,467,387	6,539,543
CEC Entertainment, Inc.
Term Loan, 4.000%, 02/14/21	792,000	783,981

		7,323,524

Household Products/Wares—0.8%
Libbey Glass, Inc.
Term Loan B, 3.750%, 04/09/21	446,625	445,508

Household Products/Wares—(Continued)
Polarpak, Inc.
1st Lien Canadian Borrower, 4.500%, 06/05/20	232,971	232,098
Prestige Brands, Inc.
Term Loan, 4.125%, 01/31/19	156,534	157,170
Term Loan B2, 4.500%, 09/03/21	595,833	598,962
Spectrum Brands, Inc.
Term Loan C, 3.500%, 09/04/19	1,009,625	1,011,266
Spin Holdco, Inc.
Term Loan B, 4.250%, 11/14/19	3,129,096	3,119,318
Sun Products Corp. (The)
Term Loan, 5.500%, 03/23/20	2,086,927	2,018,450
WNA Holdings, Inc.
1st Lien U.S. Borrower, 4.500%, 06/07/20	121,834	121,377

		7,704,149

Industrial Conglomerates—0.2%
IG Investment Holdings LLC
Term Loan B, 6.000%, 10/29/21	1,872,273	1,876,954

Insurance—2.6%
Alliant Holdings I, Inc.
Term Loan B, 5.000%, 12/20/19	2,858,424	2,861,403
AmWINS Group LLC
Term Loan, 5.250%, 09/06/19	1,052,129	1,060,678
Asurion LLC
2nd Lien Term Loan, 8.500%, 03/03/21	1,125,000	1,132,734
Term Loan B1, 5.000%, 05/24/19	8,633,562	8,673,647
Term Loan B2, 4.250%, 07/08/20	933,375	932,208
CGSC of Delaware Holding Corp.
1st Lien Term Loan, 5.000%, 04/16/20	466,688	438,686
CNO Financial Group, Inc.
Term Loan B2, 3.750%, 09/28/18	1,834,397	1,840,084
Cunningham Lindsey U.S., Inc.
1st Lien Term Loan, 5.000%, 12/10/19	1,865,188	1,832,547
Hub International, Ltd.
Term Loan B, 4.000%, 10/02/20	2,832,019	2,813,138
USI, Inc.
Term Loan B, 4.250%, 12/27/19	2,300,782	2,289,278

		23,874,403

Internet—2.0%
Ascend Learning LLC
Term Loan B, 6.000%, 07/31/19	1,881,238	1,889,175
Getty Images, Inc.
Term Loan B, 4.750%, 10/18/19	6,583,561	5,568,047
Go Daddy Operating Co. LLC
Term Loan B, 4.750%, 05/13/21	5,702,951	5,733,251
RP Crown Parent LLC
Term Loan, 6.000%, 12/21/18	3,629,729	3,581,181
Sabre, Inc.
Term Loan B, 4.000%, 02/19/19	1,148,563	1,151,076
SurveyMonkey.com LLC
Term Loan B, 5.500%, 02/05/19	528,681	532,964

		18,455,694

MIST-201

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Internet Software & Services—0.5%
Answers Corp.
1st Lien Term Loan, 6.250%, 10/03/21	1,122,188	$1,075,897
Dealertrack Technologies, Inc.
Term Loan B, 3.250%, 02/28/21	524,712	523,233
Extreme Reach, Inc.
1st Lien Term Loan, 6.750%, 02/07/20	768,625	770,777
Sutherland Global Services, Inc.
Term Loan B, 6.000%, 04/23/21	867,655	873,620
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan B, 5.750%, 09/02/21	1,197,000	1,209,419

		4,452,946

Leisure Products—0.1%
Steinway Musical Instruments, Inc.
1st Lien Term Loan, 4.750%, 09/19/19	977,581	980,025

Leisure Time—1.0%
Bombardier Recreational Products, Inc.
Term Loan B, 4.000%, 01/30/19	3,149,143	3,149,798
ClubCorp Club Operations, Inc.
Term Loan, 4.500%, 07/24/20	425,000	427,789
Equinox Holdings, Inc.
Term Loan B, 5.000%, 01/31/20	2,982,017	3,000,654
SRAM LLC
Term Loan B, 4.013%, 04/10/20	1,695,013	1,695,013
Town Sports International, Inc.
Term Loan B, 4.500%, 11/15/20	1,230,022	1,039,369

		9,312,623

Lodging—1.5%
Boyd Gaming Corp.
Term Loan B, 4.000%, 08/14/20	442,542	443,856
Caesars Entertainment Operating Co.
Extended Term Loan B6, 0.000%, 03/01/17	1,358,460	1,248,934
CityCenter Holdings LLC
Term Loan B, 4.250%, 10/16/20	818,338	822,600
Four Seasons Holdings, Inc.
1st Lien Term Loan, 3.500%, 06/27/20	685,811	686,239
Golden Nugget, Inc.
Delayed Draw Term Loan, 5.500%, 11/21/19	146,625	147,725
Term Loan B, 5.500%, 11/21/19	342,125	344,691
Hilton Worldwide Finance LLC
Term Loan B2, 3.500%, 10/26/20	5,121,217	5,133,564
La Quinta Intermediate Holdings LLC
Term Loan B, 4.000%, 04/14/21	1,108,528	1,113,551
MGM Resorts International
Term Loan B, 3.500%, 12/20/19	2,443,750	2,439,422
Playa Resorts Holding B.V.
Term Loan B, 4.000%, 08/09/19	467,875	467,437
Sonifi Solutions, Inc.
Term Loan C, 6.750%, 03/28/18 (b)	825,367	52,823
Tropicana Entertainment, Inc.
Term Loan, 4.000%, 11/27/20	394,000	393,508

		13,294,350

Machinery—1.2%
Allison Transmission, Inc.
Term Loan B3, 3.500%, 08/23/19	4,830,793	4,838,846
Delachaux S.A.
Term Loan B2, 5.250%, 10/28/21	575,000	580,031
Doosan Infracore International, Inc.
Term Loan B, 4.500%, 05/28/21	1,007,135	1,019,724
Dynacast International LLC
Term Loan, 5.250%, 01/28/22	625,000	629,290
Gates Global, Inc.
Term Loan B, 4.250%, 07/05/21	1,492,500	1,488,652
NN, Inc.
Term Loan B, 6.000%, 08/27/21	2,112,903	2,122,147
Paladin Brands Holding, Inc.
Term Loan B, 6.750%, 08/16/19	671,331	673,429

		11,352,119

Machinery-Diversified—1.0%
Alliance Laundry Systems LLC
Term Loan, 4.250%, 12/10/18	1,226,105	1,231,724
CPM Acquisition Corp.
1st Lien Term Loan, 6.250%, 08/29/17	423,383	423,912
Gardner Denver, Inc.
Term Loan, 4.250%, 07/30/20	2,123,103	2,019,204
Interline Brands, Inc.
Term Loan, 4.000%, 03/17/21	990,000	986,906
PRA Holdings, Inc.
1st Lien Term Loan, 4.500%, 09/23/20	2,758,964	2,764,481
WTG Holdings III Corp.
1st Lien Term Loan, 4.750%, 01/15/21	1,645,953	1,644,925

		9,071,152

Marine—0.3%
Drillships Ocean Ventures, Inc.
Term Loan B, 5.500%, 07/25/21	1,044,750	870,277
Stena International S.a.r.l.
Term Loan B, 4.000%, 03/03/21	1,683,000	1,523,115

		2,393,392

Media—4.5%
ALM Media Holdings, Inc.
1st Lien Term Loan, 5.500%, 07/31/20 (b)	419,688	406,215
AMC Entertainment, Inc.
Term Loan, 3.500%, 04/30/20	2,327,500	2,329,537
AP NMT Acquisition B.V.
1st Lien Term Loan, 6.750%, 08/13/21	447,750	446,071
Atlantic Broadband Finance LLC
Term Loan B, 3.250%, 11/30/19	725,539	723,362
AVSC Holding Corp.
1st Lien Term Loan, 4.500%, 01/24/21	445,500	445,500
Block Communications, Inc.
Term Loan B, 4.250%, 11/07/21	223,875	224,715
Bragg Communications, Inc.
Term Loan B, 3.500%, 02/28/18	388,000	388,000
Cequel Communications LLC
Term Loan B, 3.500%, 02/14/19	1,880,398	1,885,392

MIST-202

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Charter Communications Operating LLC
Term Loan E, 3.000%, 07/01/20	1,301,813	$1,298,965
Clear Channel Communications, Inc.
Extended Term Loan E, 7.678%, 07/30/19	425,533	411,384
Term Loan D, 6.928%, 01/30/19	1,323,104	1,261,579
Crossmark Holdings, Inc.
1st Lien Term Loan, 4.500%, 12/20/19	1,444,146	1,389,990
Crown Media Holdings, Inc.
Term Loan B, 4.000%, 07/14/18	515,012	512,652
CSC Holdings, Inc.
Term Loan B, 2.678%, 04/17/20	1,906,394	1,900,095
Cumulus Media Holdings, Inc.
Term Loan, 4.250%, 12/23/20	4,395,366	4,327,238
Entercom Radio LLC
Term Loan B, 4.004%, 11/23/18	383,167	384,125
Entravision Communications Corp.
Term Loan, 3.500%, 05/31/20	1,991,000	1,976,067
Gray Television, Inc.
Term Loan B, 3.750%, 06/10/21	244,833	244,955
Information Resources, Inc.
Term Loan B, 4.750%, 09/30/20	1,231,250	1,243,562
Kasima LLC
Term Loan B, 3.250%, 05/17/21	838,235	838,759
Media General, Inc.
Term Loan B, 4.250%, 07/31/20	1,417,887	1,425,197
Mediacom Illinois LLC
Term Loan E, 3.150%, 10/23/17	477,444	476,907
Term Loan G, 3.750%, 06/30/21	472,625	472,129
MH Sub I LLC
1st Lien Term Loan, 5.000%, 07/08/21	421,993	422,784
Mission Broadcasting, Inc.
Term Loan B2, 3.750%, 10/01/20	795,208	795,208
Nexstar Broadcasting, Inc.
Term Loan B2, 3.750%, 10/01/20	901,778	901,778
Numericable U.S. LLC
Term Loan B1, 4.500%, 05/21/20	1,230,071	1,235,299
Term Loan B2, 4.500%, 05/21/20	1,064,179	1,068,702
Penton Media, Inc.
1st Lien Term Loan, 5.500%, 10/03/19	591,000	595,186
ProQuest LLC
Term Loan B, 5.250%, 10/24/21	673,313	675,697
Raycom TV Broadcasting LLC
Term Loan B, 3.750%, 08/04/21	796,249	790,277
Sinclair Television Group, Inc.
Term Loan B, 3.000%, 04/09/20	465,514	463,111
Springer Science+Business Media Deutschland GmbH
Term Loan B3, 4.750%, 08/14/20	2,068,618	2,072,927
Term Loan B9, 0.000%, 08/14/20 (c)	325,000	325,000
Sterling Entertainment Enterprises LLC
Term Loan A, 3.180%, 12/28/17 (b)	720,000	689,544
TWCC Holding Corp.
2nd Lien Term Loan, 7.000%, 06/26/20	700,000	623,000
Univision Communications, Inc.
Term Loan C4, 4.000%, 03/01/20	4,735,750	4,733,528

Security Description	Principal Amount*	Value

Media—(Continued)
Zuffa LLC
Term Loan B, 3.750%, 02/25/20	989,880	$985,962

		41,390,399

Metal Fabricate/Hardware—1.4%
Ameriforge Group, Inc.
1st Lien Term Loan, 5.000%, 12/19/19	2,956,729	2,621,634
JMC Steel Group, Inc.
Term Loan, 4.750%, 04/01/17	4,884,519	4,874,345
Rexnord LLC
1st Lien Term Loan B, 4.000%, 08/21/20	4,506,375	4,513,617
WireCo WorldGroup, Inc.
Term Loan, 6.000%, 02/15/17	603,605	603,605

		12,613,201

Mining—1.6%
FMG Resources (August 2006) Pty, Ltd.
Term Loan B, 3.750%, 06/30/19	9,049,236	8,205,720
Neenah Foundry Co.
Term Loan, 6.750%, 04/26/17	1,686,075	1,672,025
Noranda Aluminum Acquisition Corp.
Term Loan B, 5.750%, 02/28/19	970,000	906,950
Novelis, Inc.
Term Loan, 3.750%, 03/10/17	3,756,967	3,758,924

		14,543,619

Miscellaneous Manufacturing—0.6%
Filtration Group Corp.
1st Lien Term Loan, 4.500%, 11/21/20	296,250	298,223
Husky Injection Molding Systems, Ltd.
1st Lien Term Loan, 4.250%, 06/30/21	2,786,000	2,783,512
RGIS Services LLC
Term Loan C, 5.500%, 10/18/17	2,738,966	2,519,848

		5,601,583

Multi-Utilities—0.1%
Lonestar Generation LLC
Term Loan B, 5.250%, 02/20/21	547,239	541,767
PowerTeam Services LLC
1st Lien Term Loan, 4.250%, 05/06/20	262,000	260,690
Delayed Draw Term Loan, 4.250%, 05/06/20	14,025	13,955

		816,412

Office/Business Equipment—0.7%
Quintiles Transnational Corp.
Term Loan B3, 3.750%, 06/08/18	6,103,597	6,120,723

Oil & Gas—2.8%
Bronco Midstream Funding LLC
Term Loan B, 5.000%, 08/15/20	2,508,928	2,452,478
CITGO Holding, Inc.
Term Loan B, 9.500%, 05/12/18	1,995,000	1,985,857

MIST-203

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Citgo Petroleum Corp.
Term Loan B, 4.500%, 07/29/21	2,466,366	$2,442,730
Crestwood Holdings LLC
Term Loan B1, 7.000%, 06/19/19	1,783,988	1,691,443
Emerald Expositions Holding, Inc.
Term Loan B, 4.750%, 06/17/20	980,972	987,716
Fieldwood Energy LLC
1st Lien Term Loan, 3.875%, 09/28/18	1,059,500	993,281
2nd Lien Term Loan, 8.375%, 09/30/20	675,000	496,758
MEG Energy Corp.
Term Loan, 3.750%, 03/31/20	7,868,033	7,551,903
Obsidian Natural Gas Trust
Term Loan, 7.000%, 11/02/15	539,283	537,261
Oxbow Carbon LLC
Term Loan B, 4.250%, 07/19/19	901,386	865,707
Paragon Offshore Finance Co.
Term Loan B, 3.750%, 07/18/21	845,750	575,211
Samson Investments Co.
2nd Lien Term Loan, 5.000%, 09/25/18	825,000	435,187
Sheridan Production Partners I LLC
Term Loan B2, 4.250%, 10/01/19	1,893,796	1,770,700
Term Loan B2 I-A, 4.250%, 10/01/19	250,944	234,632
Term Loan B2 I-M, 4.250%, 10/01/19	153,278	143,315
Southcross Energy Partners L.P.
1st Lien Term Loan, 5.250%, 08/04/21	496,250	485,705
Southcross Holdings Borrower L.P.
Term Loan B, 6.000%, 08/04/21	397,000	378,142
Targa Resources Corp.
Term Loan B, 5.750%, 02/25/22	393,953	395,923
TPF II Power LLC
Term Loan B, 5.500%, 10/02/21	1,346,625	1,365,703

		25,789,652

Packaging & Containers—1.8%
Berry Plastics Holding Corp.
Term Loan E, 3.750%, 01/06/21	3,373,000	3,379,092
Crown Americas LLC
Term Loan B, 4.000%, 10/22/21	1,521,188	1,537,706
Hilex Poly Co. LLC
Term Loan B, 6.000%, 12/05/21	2,650,000	2,673,166
Multi Packaging Solutions, Inc.
Term Loan B, 4.250%, 09/30/20	346,500	345,345
Onex Wizard U.S. Acquisition, Inc.
Term Loan, 5.250%, 03/13/22	1,225,000	1,238,590
Reynolds Group Holdings, Inc.
Term Loan, 4.500%, 12/01/18	5,206,251	5,232,746
Signode Industrial Group U.S., Inc.
Term Loan B, 3.750%, 05/01/21	1,289,167	1,281,915
TricorBraun, Inc.
Term Loan B, 4.010%, 05/03/18	578,125	577,884

		16,266,444

Pharmaceuticals—3.5%
Akorn, Inc.
Term Loan B, 4.500%, 04/16/21	1,119,375	1,124,972

Pharmaceuticals—(Continued)
Alkermes, Inc.
Term Loan, 3.500%, 09/18/19	366,541	367,458
AMAG Pharmaceuticals, Inc.
1st Lien Term Loan, 7.250%, 11/12/20	585,000	592,313
Amneal Pharmaceuticals LLC
Term Loan, 5.001%, 11/01/19	2,476,728	2,491,175
Auris Luxembourg III S.a.r.l.
Term Loan B, 5.500%, 01/17/22	750,000	758,437
DPx Holdings B.V.
Term Loan, 4.250%, 03/11/21	2,927,875	2,918,725
Endo Luxembourg Finance Co. I S.a r.l.
Term Loan B, 3.250%, 03/01/21	420,750	421,644
Impax Laboratories, Inc.
Term Loan B, 5.500%, 12/02/20	800,000	806,750
Indivior Finance S.a.r.l.
Term Loan, 7.000%, 12/11/19	1,012,188	961,578
Par Pharmaceutical Cos., Inc.
Incremental Term Loan B3, 4.250%, 09/30/19	1,496,250	1,502,796
Term Loan B2, 4.000%, 09/30/19	1,918,136	1,918,136
Pharmaceutical Product Development LLC
Term Loan B, 4.000%, 12/05/18	1,808,375	1,810,959
Salix Pharmaceuticals, Ltd.
Term Loan, 5.500%, 01/02/20	2,894,683	2,897,760
Valeant Pharmaceuticals International, Inc.
Term Loan B, 0.000%, 03/13/22 (c)	3,650,000	3,671,101
Term Loan B, 3.500%, 02/13/19	1,465,366	1,466,383
Term Loan B, 3.500%, 12/11/19	3,965,490	3,968,242
Term Loan B, 3.500%, 08/05/20	3,801,839	3,805,405

		31,483,834

Pipelines—0.2%
Energy Transfer Equity L.P.
Term Loan, 3.250%, 12/02/19	1,825,000	1,803,708
Term Loan, 4.000%, 12/02/19	425,000	424,203

		2,227,911

Real Estate—0.9%
MCS AMS Sub-Holdings LLC
Term Loan B, 7.000%, 10/15/19 (b)	555,000	534,188
RE/MAX International, Inc.
Term Loan B, 4.250%, 07/31/20	1,598,040	1,591,048
Realogy Corp.
Term Loan B, 3.750%, 03/05/20	3,946,297	3,948,270
RHP Hotel Properties L.P.
Term Loan B, 3.750%, 01/15/21	669,938	675,101
Starwood Property Trust, Inc.
Term Loan B, 3.500%, 04/17/20	1,057,440	1,048,848

		7,797,455

Retail—6.5%
99 Cents Only Stores
Term Loan, 4.500%, 01/11/19	2,398,832	2,403,330
Albertson’s LLC
Term Loan B2, 5.375%, 03/21/19	2,191,019	2,207,110

MIST-204

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Retail—(Continued)
Burlington Coat Factory Warehouse Corp.
Term Loan B3, 4.250%, 08/13/21	486,250	$490,657
David’s Bridal, Inc.
Term Loan B, 5.250%, 10/11/19	621,040	604,996
Dollar Tree, Inc.
Term Loan B, 4.250%, 03/09/22	2,875,000	2,908,692
Evergreen Acqco 1 L.P.
Term Loan, 5.000%, 07/09/19	633,787	622,960
General Nutrition Centers, Inc.
Term Loan, 3.250%, 03/04/19	3,345,379	3,326,562
Harbor Freight Tools USA, Inc.
1st Lien Term Loan, 4.750%, 07/26/19	1,047,750	1,055,215
Hudson’s Bay Co.
1st Lien Term Loan, 4.750%, 11/04/20	1,316,250	1,321,289
J Crew Group, Inc.
Term Loan B, 4.000%, 03/05/21	3,126,375	2,909,092
Jo-Ann Stores, Inc.
Term Loan, 4.000%, 03/16/18	2,620,335	2,610,509
Landry’s, Inc.
Term Loan B, 4.000%, 04/24/18	2,168,335	2,175,111
Men’s Wearhouse, Inc. (The)
Term Loan B, 4.500%, 06/18/21	1,492,500	1,499,497
Michaels Stores, Inc.
Incremental Term Loan B2, 4.000%, 01/28/20	995,000	997,576
Term Loan B, 3.750%, 01/28/20	2,456,250	2,458,443
NBTY, Inc.
Term Loan B2, 3.500%, 10/01/17	8,115,571	8,021,739
Neiman Marcus Group, Inc. (The)
Term Loan, 4.250%, 10/25/20	1,399,798	1,396,696
New Albertson’s, Inc.
Term Loan, 4.750%, 06/27/21	2,437,750	2,446,891
P.F. Chang’s China Bistro, Inc.
Term Loan B, 4.250%, 07/02/19	381,246	372,906
Party City Holdings, Inc.
Term Loan, 4.000%, 07/27/19	1,319,794	1,319,323
Pep Boys-Manny, Moe & Jack (The)
Term Loan B, 4.250%, 10/11/18	439,875	440,150
Petco Animal Supplies, Inc.
Term Loan, 4.000%, 11/24/17	3,653,008	3,658,334
PetSmart, Inc.
1st Lien Term Loan, 5.000%, 03/11/22	4,825,000	4,866,123
Pier 1 Imports (U.S.), Inc.
Term Loan B, 4.500%, 04/30/21	521,063	514,549
Pilot Travel Centers LLC
Term Loan B, 4.250%, 10/01/21	2,014,875	2,035,024
Rite Aid Corp.
2nd Lien Term Loan, 5.750%, 08/21/20	450,000	454,312
Serta Simmons Holdings LLC
Term Loan, 4.250%, 10/01/19	4,842,959	4,858,834
Toys “R” Us Property Co. I LLC
Term Loan B, 6.000%, 08/21/19	1,580,000	1,510,875

		59,486,795

Security Description	Principal Amount*	Value

Semiconductors—1.4%
Avago Technologies Cayman, Ltd.
Term Loan B, 3.750%, 05/06/21	5,612,859	$5,631,455
Entegris, Inc.
Term Loan B, 3.500%, 04/30/21	438,090	437,679
Freescale Semiconductor, Inc.
Term Loan B4, 4.250%, 02/28/20	2,373,765	2,381,819
Lattice Semiconductor Corp.
Term Loan, 5.250%, 03/04/21	575,000	574,641
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.500%, 05/07/21	496,250	501,523
Microsemi Corp.
Term Loan B1, 3.250%, 02/19/20	1,213,898	1,214,505
NXP B.V.
Term Loan D, 3.250%, 01/11/20	2,093,125	2,087,892

		12,829,514

Software—4.5%
Activision Blizzard, Inc.
Term Loan B, 3.250%, 10/12/20	2,616,250	2,630,966
Applied Systems, Inc.
1st Lien Term Loan, 4.286%, 01/25/21	913,438	914,922
Campaign Monitor Finance Pty, Ltd.
1st Lien Term Loan, 6.250%, 03/18/21	742,500	740,180
CCC Information Services, Inc.
Term Loan, 4.000%, 12/20/19	834,672	832,847
Cinedigm Digital Funding I LLC
Term Loan, 3.750%, 02/28/18	876,727	880,015
First Data Corp.
Extended Term Loan, 3.674%, 03/24/18	4,848,844	4,852,379
Term Loan, 3.674%, 09/24/18	1,850,000	1,851,619
Term Loan B, 3.674%, 03/24/17	500,000	500,365
GXS Group, Inc.
Term Loan B, 3.250%, 01/16/21	1,012,188	1,017,354
Hyland Software, Inc.
Term Loan B, 4.750%, 02/19/21	491,535	495,145
Infor (U.S.), Inc.
Term Loan B3, 3.750%, 06/03/20	431,943	428,163
Term Loan B5, 3.750%, 06/03/20	8,409,890	8,347,564
ION Trading Technologies S.a.r.l.
1st Lien Term Loan, 4.250%, 06/10/21	1,213,235	1,211,719
Kronos, Inc.
Incremental Term Loan, 4.500%, 10/30/19	4,628,113	4,643,057
MA FinanceCo. LLC
Term Loan B, 5.250%, 11/19/21	992,647	995,335
Term Loan C, 4.500%, 11/20/19	1,125,000	1,120,547
Magic Newco LLC
1st Lien Term Loan, 5.000%, 12/12/18	2,202,408	2,209,566
MedAssets, Inc.
Term Loan B, 4.000%, 12/13/19	349,558	349,121
Renaissance Learning, Inc.
1st Lien Term Loan, 4.500%, 04/09/21	767,250	752,864
Rocket Software, Inc.
Term Loan, 5.750%, 02/08/18	407,293	408,990
Sophia L.P.
Term Loan B, 4.000%, 07/19/18	1,170,923	1,171,947

MIST-205

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
Sybil Software LLC
Term Loan, 4.750%, 03/20/20	1,448,750	$1,457,503
Vertafore, Inc.
1st Lien Term Loan, 4.250%, 10/03/19	1,016,083	1,017,671
Wall Street Systems Delaware, Inc.
Term Loan B, 4.500%, 04/30/21	1,395,380	1,388,985
Websense, Inc.
Term Loan B, 4.500%, 06/25/20	786,383	786,383

		41,005,207

Telecommunications—4.3%
Cellular South, Inc.
Term Loan, 3.250%, 05/23/20	367,500	364,973
CommScope, Inc.
Term Loan B4, 3.250%, 01/14/18	1,231,250	1,231,496
Crown Castle Operating Co.
Term Loan B2, 3.000%, 01/31/21	3,439,998	3,436,558
CWC Cayman Finance, Ltd.
Term Loan, 5.500%, 04/28/17	375,000	375,933
Intelsat Jackson Holdings S.A.
Term Loan B2, 3.750%, 06/30/19	8,125,000	8,103,672
MCC Iowa LLC
Term Loan H, 3.250%, 01/29/21	933,375	928,417
Term Loan J, 3.750%, 06/30/21	843,625	838,352
Syniverse Holdings, Inc.
Term Loan, 4.000%, 04/23/19	1,751,683	1,661,179
Term Loan B, 4.000%, 04/23/19	1,892,898	1,795,098
Telesat Canada
Term Loan B2, 3.500%, 03/28/19	3,623,121	3,620,828
UPC Financing Partnership
Term Loan AH, 3.250%, 06/30/21	4,028,489	4,008,347
Virgin Media Bristol LLC
Term Loan B, 3.500%, 06/07/20	5,107,486	5,107,839
West Corp.
Term Loan B10, 3.250%, 06/30/18	4,540,400	4,537,562
Windstream Corp.
Term Loan B5, 3.500%, 08/08/19	877,641	876,649
Ziggo Financing Partnership
Term Loan B1, 3.500%, 01/15/22	961,447	956,339
Term Loan B2A, 3.500%, 01/15/22	619,574	616,283
Term Loan B3, 3.500%, 01/15/22	1,018,979	1,013,566

		39,473,091

Trading Companies & Distributors—0.1%
Solenis International L.P.
1st Lien Term Loan, 4.250%, 07/31/21	298,500	298,220
STS Operating, Inc.
Term Loan, 4.750%, 02/12/21	321,750	316,924

		615,144

Transportation—0.2%
Atlantic Aviation FBO, Inc.
Term Loan B, 3.250%, 06/01/20	639,809	638,210

Transportation—(Continued)
Swift Transportation Co. LLC
Term Loan B, 3.750%, 06/09/21	1,163,250	1,168,339

		1,806,549

Wireless Telecommunication Services—0.2%
SBA Senior Finance II LLC
Term Loan B1, 3.250%, 03/24/21	1,960,188	1,952,662

Total Floating Rate Loans (Cost $891,479,212)		878,597,034

Preferred Stocks—0.1%

Commercial Services—0.1%
Education Management Corp. (d) (Cost $376,988)	13,267	322,915

Common Stock—0.0%

Commercial Services—0.0%
IAP Worldwide Services LLC (b) (d) (e) (f) (Cost $52,138)	44	48,394

Corporate Bonds & Notes—0.0%

Aerospace/Defense—0.0%
Erickson Air-Crane, Inc.
6.000%, 11/02/20 (b) (d) (Cost $58,235)	71,875	43,103

Short-Term Investment—2.3%

Repurchase Agreement—2.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/15 at 0.000% to be repurchased at $21,260,808 on 04/01/15, collateralized by $21,525,000 Federal Home Loan Bank at 1.250% due 06/23/17 with a value of $21,686,438.	21,260,808	21,260,808

Total Short-Term Investment (Cost $21,260,808)		21,260,808

Total Investments—98.9% (Cost $913,227,381) (g)		900,272,254
Other assets and liabilities (net)—1.1%		10,314,122

Net Assets—100.0%		$910,586,376

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)

Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual

MIST-206

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2015, these securities represent 0.2% of net assets.
(c)	This loan will settle after March 31, 2015, at which time the interest rate will be determined.
(d)	Illiquid security. As of March 31, 2015, these securities represent 0.0% of net assets.
(e)	Non-income producing security.
(f)	Security was acquired in connection with a restructuring of a senior loan and may be subject to restrictions on resale.
(g)	As of March 31, 2015, the aggregate cost of investments was $913,227,381. The aggregate unrealized appreciation and depreciation of investments were $3,644,090 and $(16,599,217), respectively, resulting in net unrealized depreciation of $(12,955,127).
(LOC)—	Letter of Credit

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Floating Rate Loans
Advertising	$—	$3,234,386	$—	$3,234,386
Aerospace/Defense	—	21,074,732	—	21,074,732
Auto Components	—	9,774,409	—	9,774,409
Auto Manufacturers	—	8,990,215	—	8,990,215
Auto Parts & Equipment	—	10,890,997	—	10,890,997
Beverages	—	1,473,511	—	1,473,511
Biotechnology	—	2,090,584	—	2,090,584
Building Materials	—	2,763,620	—	2,763,620
Capital Markets	—	7,553,215	—	7,553,215
Chemicals	—	43,089,816	—	43,089,816
Coal	—	7,773,851	—	7,773,851
Commercial Services	—	51,261,998	272,492	51,534,490
Communications Equipment	—	2,465,074	—	2,465,074
Computers	—	23,988,051	—	23,988,051
Construction Materials	—	2,324,221	—	2,324,221
Cosmetics/Personal Care	—	1,164,964	—	1,164,964
Distribution/Wholesale	—	1,723,694	—	1,723,694
Distributors	—	219,656	—	219,656
Diversified Consumer Services	—	294,368	—	294,368

MIST-207

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Diversified Financial Services	$—	$34,315,627	$—	$34,315,627
Electric	—	21,426,712	—	21,426,712
Electrical Components & Equipment	—	7,284,590	—	7,284,590
Electronics	—	19,670,413	—	19,670,413
Energy Equipment & Services	—	5,100,392	—	5,100,392
Engineering & Construction	—	784,890	—	784,890
Entertainment	—	14,894,558	—	14,894,558
Environmental Control	—	2,178,416	—	2,178,416
Food	—	43,596,849	—	43,596,849
Food Service	—	568,800	—	568,800
Hand/Machine Tools	—	2,156,967	—	2,156,967
Healthcare-Products	—	30,121,504	—	30,121,504
Healthcare-Services	—	59,919,600	—	59,919,600
Holding Companies-Diversified	—	272,793	—	272,793
Home Furnishings	—	1,969,543	—	1,969,543
Hotels, Restaurants & Leisure	—	7,323,524	—	7,323,524
Household Products/Wares	—	7,704,149	—	7,704,149
Industrial Conglomerates	—	1,876,954	—	1,876,954
Insurance	—	23,874,403	—	23,874,403
Internet	—	18,455,694	—	18,455,694
Internet Software & Services	—	4,452,946	—	4,452,946
Leisure Products	—	980,025	—	980,025
Leisure Time	—	9,312,623	—	9,312,623
Lodging	—	13,241,527	52,823	13,294,350
Machinery	—	11,352,119	—	11,352,119
Machinery-Diversified	—	9,071,152	—	9,071,152
Marine	—	2,393,392	—	2,393,392
Media	—	40,294,640	1,095,759	41,390,399
Metal Fabricate/Hardware	—	12,613,201	—	12,613,201
Mining	—	14,543,619	—	14,543,619
Miscellaneous Manufacturing	—	5,601,583	—	5,601,583
Multi-Utilities	—	816,412	—	816,412
Office/Business Equipment	—	6,120,723	—	6,120,723
Oil & Gas	—	25,789,652	—	25,789,652
Packaging & Containers	—	16,266,444	—	16,266,444
Pharmaceuticals	—	31,483,834	—	31,483,834
Pipelines	—	2,227,911	—	2,227,911
Real Estate	—	7,263,267	534,188	7,797,455
Retail	—	59,486,795	—	59,486,795
Semiconductors	—	12,829,514	—	12,829,514
Software	—	41,005,207	—	41,005,207
Telecommunications	—	39,473,091	—	39,473,091
Trading Companies & Distributors	—	615,144	—	615,144
Transportation	—	1,806,549	—	1,806,549
Wireless Telecommunication Services	—	1,952,662	—	1,952,662
Total Floating Rate Loans	—	876,641,772	1,955,262	878,597,034
Total Preferred Stocks*	—	322,915	—	322,915
Total Common Stock*	—	—	48,394	48,394
Total Corporate Bonds & Notes*	—	—	43,103	43,103
Total Short-Term Investment*	—	21,260,808	—	21,260,808
Total Investments	$—	$898,225,495	$2,046,759	$900,272,254

*	See Schedule of Investments for additional detailed categorizations.

MIST-208

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

Investments in Securities	Balance as of December 31, 2014	Accrued Discounts/ (Premiums)	Realized Gain	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales		Transfers into Level 3	Balance as of March 31, 2015	Change in Unrealized Appreciation/ (Depreciation) from Investments still held at March 31, 2015
Floating Rate Loans
Commercial Services	$273,178	$3,351	$147	$(3,326)	$—	$(858	) (a)	$—	$272,492	$(3,326)
Lodging	57,109	13,183	425	(27,415)	11,567	(2,046	) (a)	—	52,823	(27,415)
Media	688,968	953	24	(12,818)	—	(2,656	) (a)	421,288	1,095,759	(12,818)
Real Estate	—	686	270	37,688	—	(11,250)		506,794	534,188	37,688
Common Stocks
Commercial Services	41,963	—	—	6,431	—	—		—	48,394	6,431
Corporate Bonds & Notes
Aerospace/Defense	46,941	441	—	(4,279)	—	—		—	43,103	(4,279)

	$1,108,159	$18,614	$866	$(3,719)	$11,567	$(16,810)		$928,082	$2,046,759	$(3,719)

(a)	Sales include principal reductions

Floating Rate Loans in the amount of $928,081 transferred into level 3 due to a decline in market activity for significant observables which resulted in a lack of available market inputs to determine price.

MIST-209

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—36.9% of Net Assets

Security Description	Principal Amount*	Value

Agriculture—0.6%
Altria Group, Inc.
2.625%, 01/14/20	3,900,000	$3,962,552
Japan Tobacco, Inc.
2.100%, 07/23/18 (144A)	4,000,000	4,057,652
Reynolds American, Inc.
1.050%, 10/30/15 (a)	1,000,000	1,000,893

		9,021,097

Auto Manufacturers—1.9%
Ford Motor Credit Co. LLC
0.784%, 09/08/17 (b)	3,000,000	2,982,744
2.375%, 01/16/18 (a)	2,000,000	2,034,608
2.597%, 11/04/19 (a)	3,000,000	3,039,552
7.000%, 04/15/15	12,000,000	12,022,116
General Motors Financial Co., Inc.
2.625%, 07/10/17 (a)	3,000,000	3,030,045
Hyundai Capital America
1.450%, 02/06/17 (144A)	3,300,000	3,303,650
Hyundai Capital Services, Inc.
2.625%, 09/29/20 (144A)	4,000,000	4,016,800

		30,429,515

Banks—10.9%
ANZ New Zealand International, Ltd.
1.400%, 04/27/17 (144A)	7,500,000	7,512,825
Banca Monte dei Paschi di Siena S.p.A.
2.875%, 04/16/21 (EUR)	4,100,000	4,947,006
Banco Comercial Portugues S.A.
4.750%, 06/22/17 (EUR)	1,800,000	2,114,878
Bank of America Corp.
1.293%, 01/15/19 (b)	6,600,000	6,690,354
2.600%, 01/15/19	2,500,000	2,544,480
2.650%, 04/01/19	4,000,000	4,075,736
Bankinter S.A.
1.750%, 06/10/19 (EUR)	3,800,000	4,265,823
BB&T Corp.
0.915%, 02/01/19 (b)	8,000,000	8,023,808
2.050%, 06/19/18	1,000,000	1,013,778
BNP Paribas S.A.
2.700%, 08/20/18	2,700,000	2,783,271
CIT Group, Inc.
3.875%, 02/19/19	3,000,000	2,970,000
4.250%, 08/15/17	700,000	708,750
5.000%, 05/15/17	400,000	411,376
5.250%, 03/15/18 (a)	500,000	517,500
Citigroup, Inc.
0.534%, 06/09/16 (b)	6,400,000	6,361,267
1.021%, 04/08/19 (b)	1,600,000	1,599,370
Credit Suisse
0.751%, 05/26/17 (b)	3,900,000	3,898,924
Depfa ACS Bank
1.650%, 12/20/16 (JPY)	350,000,000	2,974,721
2.125%, 10/13/17 (CHF)	2,750,000	2,982,610
Fifth Third Bank
0.766%, 11/18/16 (b)	7,300,000	7,325,105

Banks—(Continued)
HSBC Bank Brasil S.A. - Banco Multiplo
4.000%, 05/11/16 (144A)	4,200,000	4,263,000
Industrial & Commercial Bank of China, Ltd.
3.231%, 11/13/19	4,000,000	4,115,400
ING Bank NV
0.964%, 10/01/19 (144A) (b)	6,300,000	6,311,063
Intesa Sanpaolo S.p.A.
0.198%, 05/18/17 (EUR) (b)	1,100,000	1,172,980
1.555%, 07/29/15 (EUR) (b)	3,700,000	3,993,449
2.375%, 01/13/17 (a)	1,000,000	1,011,924
3.875%, 01/16/18	3,900,000	4,091,810
3.875%, 01/15/19 (a)	600,000	632,813
JPMorgan Chase & Co.
1.156%, 01/25/18 (b)	8,000,000	8,097,664
2.200%, 10/22/19 (a)	7,000,000	7,019,047
Morgan Stanley
1.396%, 01/27/20 (b)	7,900,000	8,018,137
MUFG Union Bank N.A.
1.019%, 09/26/16 (b)	2,000,000	2,010,432
Norddeutsche Landesbank Girozentrale
2.000%, 02/05/19 (144A)	4,000,000	4,057,400
Nykredit Realkredit A/S
2.000%, 04/01/16 (DKK)	74,183,000	10,907,553
Regions Financial Corp.
2.000%, 05/15/18	3,200,000	3,197,037
Royal Bank of Scotland plc (The)
6.934%, 04/09/18 (EUR)	1,800,000	2,221,804
Svenska Handelsbanken AB
0.761%, 06/17/19 (b)	4,500,000	4,501,467
U.S. Bank N.A.
3.778%, 04/29/20 (b)	1,000,000	1,001,806
UniCredit S.p.A.
1.020%, 04/10/17 (EUR) (b)	2,300,000	2,491,277
1.605%, 07/24/15 (EUR) (b)	3,000,000	3,235,883
Unione di Banche Italiane SCPA
2.875%, 02/18/19 (EUR)	3,600,000	4,148,363
Wachovia Corp.
0.623%, 10/15/16 (b)	8,500,000	8,480,756
Woori Bank
4.750%, 04/30/24 (144A)	3,900,000	4,166,635

		172,869,282

Beverages—0.7%
Anheuser-Busch InBev NV
2.875%, 09/25/24 (EUR)	300,000	377,222
Coca-Cola Femsa S.A.B. de C.V.
2.375%, 11/26/18 (a)	4,000,000	4,084,960
Constellation Brands, Inc.
3.875%, 11/15/19 (a)	1,700,000	1,751,000
7.250%, 09/01/16	2,000,000	2,147,500
7.250%, 05/15/17	2,000,000	2,207,500
Pernod Ricard S.A.
2.125%, 09/27/24 (EUR)	300,000	345,991

		10,914,173

MIST-210

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Biotechnology—0.6%
Amgen, Inc.
0.862%, 05/22/19 (b)	6,200,000	$6,204,675
Celgene Corp.
2.300%, 08/15/18	3,000,000	3,043,359

		9,248,034

Chemicals—0.1%
Arkema S.A.
1.500%, 01/20/25 (EUR)	1,300,000	1,416,777

Coal—0.1%
Peabody Energy Corp.
6.000%, 11/15/18 (a)	2,400,000	1,896,000

Computers—0.8%
Apple, Inc.
0.503%, 05/03/18 (b)	9,000,000	9,024,696
Dell, Inc.
3.100%, 04/01/16 (a)	1,500,000	1,513,125
5.875%, 06/15/19 (a)	2,000,000	2,160,000

		12,697,821

Cosmetics/Personal Care—0.1%
Colgate-Palmolive Co.
0.900%, 05/01/18 (a)	2,000,000	1,988,630

Diversified Financial Services—0.9%
Capital One Bank USA N.A.
2.300%, 06/05/19	5,900,000	5,911,187
Navient Corp.
5.500%, 01/15/19	3,000,000	3,060,000
8.450%, 06/15/18	500,000	555,000
Seven & Seven, Ltd.
1.404%, 09/11/19 (144A) (b)	1,440,000	1,438,472
Springleaf Finance Corp.
5.750%, 09/15/16	3,000,000	3,112,500

		14,077,159

Electric—1.2%
DPL, Inc.
6.500%, 10/15/16	1,131,000	1,187,550
GDF Suez
1.625%, 10/10/17 (144A) (a)	1,000,000	1,006,280
Georgia Power Co.
0.625%, 11/15/15	1,000,000	1,000,252
Korea Western Power Co., Ltd.
3.125%, 05/10/17 (144A)	3,100,000	3,187,959
PPL Energy Supply LLC
6.200%, 05/15/16	6,000,000	6,206,064
Southern Co. (The)
2.450%, 09/01/18 (a)	3,000,000	3,092,286
State Grid Overseas Investment, Ltd.
1.750%, 05/22/18 (144A)	2,000,000	1,978,376
2.750%, 05/07/19 (144A)	1,100,000	1,120,821

		18,779,588

Engineering & Construction—0.1%
Aeroporti di Roma S.p.A.
3.250%, 02/20/21 (EUR)	700,000	850,357

Food—1.1%
Casino Guichard Perrachon S.A.
3.311%, 01/25/23 (EUR)	1,100,000	1,349,302
Kraft Foods Group, Inc.
1.625%, 06/04/15	3,000,000	3,005,031
2.250%, 06/05/17	3,000,000	3,054,198
Mondelez International, Inc.
0.775%, 02/01/19 (b)	2,000,000	1,981,998
Sysco Corp.
1.450%, 10/02/17	5,600,000	5,644,531
Tyson Foods, Inc.
2.650%, 08/15/19	2,700,000	2,764,660

		17,799,720

Forest Products & Paper—0.0%
Verso Paper Holdings LLC / Verso Paper, Inc.
11.750%, 01/15/19	108,000	100,440

Healthcare-Products—0.3%
Becton Dickinson & Co.
2.675%, 12/15/19	4,000,000	4,085,668
Edwards Lifesciences Corp.
2.875%, 10/15/18	1,400,000	1,442,777

		5,528,445

Healthcare-Services—0.1%
HCA, Inc.
4.250%, 10/15/19 (a)	800,000	822,000
Laboratory Corp. of America Holdings
2.200%, 08/23/17 (a)	1,000,000	1,017,891

		1,839,891

Holding Companies-Diversified—0.2%
Hutchison Whampoa International, Ltd.
1.625%, 10/31/17 (144A)	3,200,000	3,186,870

Home Builders—2.5%
Beazer Homes USA, Inc.
5.750%, 06/15/19 (a)	16,500,000	16,128,750
8.125%, 06/15/16	3,000,000	3,172,500
Centex Corp.
5.250%, 06/15/15	3,000,000	3,007,500
6.500%, 05/01/16	6,000,000	6,285,000
DR Horton, Inc.
4.750%, 05/15/17	2,000,000	2,090,000
5.625%, 01/15/16	3,425,000	3,514,906
Toll Brothers Finance Corp.
5.150%, 05/15/15	6,000,000	6,015,000

		40,213,656

MIST-211

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—2.1%
Jackson National Life Global Funding
2.300%, 04/16/19 (144A) (a)	6,000,000	$6,071,490
New York Life Global Funding
2.100%, 01/02/19 (144A)	4,000,000	4,059,760
2.150%, 06/18/19 (144A) (a)	5,000,000	5,050,010
Pricoa Global Funding I
1.600%, 05/29/18 (144A)	3,500,000	3,502,786
Prudential Covered Trust
2.997%, 09/30/15 (144A)	6,972,000	7,041,092
Prudential Financial, Inc.
1.037%, 08/15/18 (a) (b)	3,000,000	3,017,805
TIAA Asset Management Finance Co. LLC
2.950%, 11/01/19 (144A) (a)	3,900,000	3,997,075

		32,740,018

Internet—0.2%
Alibaba Group Holding, Ltd.
2.500%, 11/28/19 (144A) (a)	4,000,000	4,001,376

Iron/Steel—0.4%
ArcelorMittal
5.250%, 02/25/17 (a)	2,500,000	2,600,000
Glencore Funding LLC
3.125%, 04/29/19 (144A) (a)	3,500,000	3,579,450

		6,179,450

Leisure Time—0.4%
Carnival Corp.
3.950%, 10/15/20	5,800,000	6,165,040

Media—1.0%
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
2.400%, 03/15/17	2,700,000	2,748,449
DISH DBS Corp.
7.125%, 02/01/16	2,500,000	2,596,875
NBCUniversal Enterprise, Inc.
0.938%, 04/15/18 (144A) (b)	3,000,000	3,022,041
Time Warner, Inc.
2.100%, 06/01/19 (a)	4,000,000	4,020,316
Viacom, Inc.
2.200%, 04/01/19	2,100,000	2,100,256
2.750%, 12/15/19	1,800,000	1,828,354

		16,316,291

Mining—0.5%
FMG Resources Pty, Ltd.
6.000%, 04/01/17 (144A) (a)	900,000	886,500
6.875%, 02/01/18 (144A) (a)	222,222	217,778
8.250%, 11/01/19 (144A) (a)	1,000,000	860,000
Freeport-McMoRan, Inc.
2.300%, 11/14/17	3,900,000	3,887,559
Glencore Finance Canada, Ltd.
2.050%, 10/23/15 (144A) (a)	3,000,000	3,012,600

		8,864,437

Oil & Gas—3.0%
BG Energy Capital plc
2.875%, 10/15/16 (144A)	4,500,000	4,620,776
California Resources Corp.
5.500%, 09/15/21 (144A) (a)	2,300,000	2,040,560
Canadian Natural Resources, Ltd.
1.750%, 01/15/18 (a)	3,400,000	3,383,160
Chesapeake Energy Corp.
3.503%, 04/15/19 (b)	2,500,000	2,406,250
6.500%, 08/15/17 (a)	500,000	526,250
CNOOC Nexen Finance ULC
1.625%, 04/30/17	7,100,000	7,083,599
CNPC HK Overseas Capital, Ltd.
3.125%, 04/28/16 (144A)	500,000	509,375
Energy XXI Gulf Coast, Inc.
11.000%, 03/15/20 (144A) (a)	1,600,000	1,522,000
Ensco plc
4.700%, 03/15/21	6,300,000	6,367,586
Halcon Resources Corp.
9.750%, 07/15/20 (a)	600,000	423,000
Linn Energy LLC / Linn Energy Finance Corp.
6.250%, 11/01/19 (a)	1,500,000	1,185,000
Lukoil International Finance B.V.
3.416%, 04/24/18 (144A)	2,300,000	2,117,725
Petrobras Global Finance B.V.
3.151%, 03/17/20 (b)	4,100,000	3,536,250
Sanchez Energy Corp.
7.750%, 06/15/21 (a)	1,600,000	1,552,000
Sinopec Group Overseas Development, Ltd.
1.750%, 04/10/17 (144A)	2,500,000	2,501,995
2.500%, 10/17/18 (144A)	2,200,000	2,221,309
Statoil ASA
0.716%, 11/08/18 (a) (b)	5,600,000	5,599,826

		47,596,661

Oil & Gas Services—0.1%
Petrofac, Ltd.
3.400%, 10/10/18 (144A) (a)	1,200,000	1,183,241

Packaging & Containers—0.2%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
8.500%, 05/15/18	2,000,000	2,052,500
9.000%, 04/15/19 (a)	500,000	523,750

		2,576,250

Pharmaceuticals—1.0%
Actavis Funding SCS
2.350%, 03/12/18	4,000,000	4,054,096
Bayer U.S. Finance LLC
2.375%, 10/08/19 (144A)	6,300,000	6,407,642
VRX Escrow Corp.
5.375%, 03/15/20 (144A)	1,900,000	1,916,625
Zoetis, Inc.
1.150%, 02/01/16	1,800,000	1,800,495
1.875%, 02/01/18	1,200,000	1,200,684

		15,379,542

MIST-212

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—1.0%
Enable Midstream Partners L.P.
2.400%, 05/15/19 (144A)	4,500,000	$4,409,658
EnLink Midstream Partners L.P.
2.700%, 04/01/19	1,800,000	1,799,591
Enterprise Products Operating LLC
2.550%, 10/15/19 (a)	2,600,000	2,634,819
Kinder Morgan Energy Partners L.P.
2.650%, 02/01/19 (a)	600,000	600,926
Kinder Morgan Finance Co. LLC
5.700%, 01/05/16	500,000	516,525
6.000%, 01/15/18 (144A)	2,000,000	2,191,878
Kinder Morgan, Inc.
3.050%, 12/01/19 (a)	3,200,000	3,231,757

		15,385,154

Real Estate—0.4%
Prologis L.P.
2.750%, 02/15/19 (a)	6,000,000	6,119,844

Real Estate Investment Trusts—1.3%
American Tower Corp.
3.400%, 02/15/19	6,100,000	6,299,378
Boston Properties L.P.
3.700%, 11/15/18 (a)	3,900,000	4,154,405
HCP, Inc.
3.750%, 02/01/19 (a)	4,000,000	4,216,676
Hospitality Properties Trust
5.625%, 03/15/17	5,000,000	5,334,210

		20,004,669

Retail—0.3%
Edcon, Ltd.
9.500%, 03/01/18 (144A) (EUR)	1,000,000	817,298
Walgreens Boots Alliance, Inc.
1.750%, 11/17/17	4,000,000	4,036,336

		4,853,634

Savings & Loans—0.3%
Yorkshire Building Society
2.314%, 03/23/16 (GBP) (b)	3,000,000	4,516,419

Semiconductors—0.3%
Maxim Integrated Products, Inc.
2.500%, 11/15/18 (a)	4,200,000	4,281,631

Software—0.4%
Oracle Corp.
0.833%, 01/15/19 (b)	6,000,000	6,046,944

Telecommunications—1.5%
Alcatel-Lucent USA, Inc.
4.625%, 07/01/17 (144A)	9,000,000	9,202,500
CenturyLink, Inc.
6.000%, 04/01/17	1,000,000	1,065,000

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Embarq Corp.
7.082%, 06/01/16	2,071,000	$2,196,803
Juniper Networks, Inc.
3.300%, 06/15/20 (a)	2,800,000	2,833,508
Koninklijke KPN NV
4.250%, 03/01/22 (EUR)	400,000	522,713
Sprint Communications, Inc.
9.000%, 11/15/18 (144A)	3,000,000	3,442,500
Telefonica Emisiones S.A.U.
3.192%, 04/27/18	2,300,000	2,398,767
Verizon Communications, Inc.
2.625%, 02/21/20 (a)	1,395,000	1,419,217

		23,081,008

Trucking & Leasing—0.2%
Aviation Capital Group Corp.
3.875%, 09/27/16 (144A)	3,300,000	3,370,316

Water—0.1%
Veolia Environnement S.A.
4.625%, 03/30/27 (EUR)	700,000	1,014,003

Total Corporate Bonds & Notes (Cost $579,453,008)		582,533,383

Asset-Backed Securities—18.5%

Asset-Backed - Automobile—0.3%
Ford Credit Auto Owner Trust
0.510%, 04/15/17	2,534,991	2,534,748
1.150%, 06/15/17	2,682,023	2,689,072
Mercedes-Benz Auto Lease Trust
0.720%, 12/17/18	380,000	380,056

		5,603,876

Asset-Backed - Credit Card—10.9%
American Express Credit Account Master Trust
0.325%, 03/15/18 (b)	1,820,000	1,820,000
0.445%, 01/15/20 (b)	8,760,000	8,764,687
1.375%, 02/15/18 (b)	6,460,000	6,478,624
1.435%, 09/15/20 (b)	1,825,000	1,872,742
BA Credit Card Trust
0.445%, 09/16/19 (b)	7,010,000	7,011,451
Capital One Multi-Asset Execution Trust
0.215%, 07/15/20 (b)	4,850,000	4,815,895
0.225%, 11/15/19 (b)	6,842,000	6,810,876
0.255%, 12/16/19 (b)	8,400,000	8,368,660
0.355%, 02/15/19 (b)	2,900,000	2,900,539
5.050%, 12/17/18	5,240,000	5,441,719
Chase Issuance Trust
0.225%, 04/15/19	3,035,000	3,020,289
0.305%, 08/15/17 (b)	7,730,000	7,729,405
0.325%, 10/16/17 (b)	4,070,000	4,068,417
0.375%, 05/15/18 (b)	8,710,000	8,704,034
0.425%, 04/15/19 (b)	5,700,000	5,668,570

MIST-213

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Credit Card—(Continued)
Chase Issuance Trust
0.455%, 04/15/20 (b)	4,580,000	$4,571,692
0.540%, 10/16/17	1,211,000	1,211,012
0.545%, 04/15/21 (b)	5,340,000	5,340,000
0.635%, 04/15/19 (b)	2,600,000	2,590,060
0.790%, 06/15/17	460,000	460,323
Citibank Credit Card Issuance Trust
0.274%, 04/24/17 (b)	8,410,000	8,408,823
0.293%, 12/17/18 (b)	4,000,000	3,989,692
0.375%, 05/09/18 (b)	1,600,000	1,599,821
0.415%, 02/07/18 (b)	7,010,000	7,009,390
0.486%, 11/07/18 (b)	4,600,000	4,596,817
0.550%, 10/10/17	830,000	830,021
1.376%, 05/22/17 (b)	4,290,000	4,295,954
4.150%, 07/07/17	2,350,000	2,373,004
5.100%, 11/20/17	5,300,000	5,449,900
5.300%, 03/15/18	1,760,000	1,838,350
Discover Card Execution Note Trust
0.375%, 01/16/18 (b)	8,760,000	8,761,805
0.605%, 07/15/21 (b)	5,610,000	5,622,819
0.625%, 04/15/21 (b)	4,020,000	4,031,099
0.755%, 03/15/18 (b)	4,170,000	4,176,217
Discover Card Master Trust
0.370%, 05/15/19 (b)	6,500,000	6,515,060
0.860%, 11/15/17	4,210,000	4,212,206

		171,359,973

Asset-Backed - Home Equity —0.5%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.534%, 10/25/35 (b)	1,270,000	1,197,563
GSAA Home Equity Trust
1.116%, 02/25/35 (b)	2,622,000	2,457,207
Home Loan Trust
5.480%, 06/25/34	547,828	565,222
MASTR Asset-Backed Securities Trust
1.269%, 09/25/34 (b)	1,240,835	1,228,873
Morgan Stanley ABS Capital I, Inc. Trust
1.374%, 05/25/33 (b)	391,055	366,715
NovaStar Mortgage Funding Trust
1.824%, 03/25/35 (b)	800,000	786,267
RAAC Trust
0.874%, 03/25/34 (b)	619,285	590,517
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
0.544%, 04/25/34 (b)	1,570,000	1,491,020

		8,683,384

Asset-Backed - Manufactured Housing—0.1%
ABSC Manufactured Housing Contract Resecuritization Trust
5.019%, 04/16/30 (144A)	827,062	832,472
CountryPlace Manufactured Housing Contract Trust
4.800%, 12/15/35 (144A) (b)	97,405	99,191

Asset-Backed - Manufactured Housing—(Continued)
Vanderbilt Acquisition Loan Trust
7.330%, 05/07/32 (b)	249,151	268,394

		1,200,057

Asset-Backed - Other—6.7%
American Homes 4 Rent
1.250%, 06/17/31 (144A) (b)	2,288,938	2,264,153
Ameriquest Mortgage Securities, Inc.
0.996%, 06/25/34 (b)	1,736,282	1,695,175
Apidos CLO XIV
4.850%, 04/15/25 (144A)	1,710,000	1,697,336
ARCap Resecuritization Trust
4.730%, 04/21/24 (144A)	1,064,092	1,057,048
Ares CLO, Ltd.
0.522%, 10/11/21 (144A) (b)	2,243,791	2,182,977
0.624%, 04/16/21 (144A) (b)	3,340,000	3,216,580
Atrium XI
3.435%, 10/23/25 (144A) (b)	3,650,000	3,638,473
Babson CLO, Inc.
0.482%, 01/18/21 (144A) (b)	2,690,172	2,673,224
Catamaran CLO, Ltd.
3.257%, 10/18/26 (144A) (b)	2,384,800	2,347,533
Cent CDO, Ltd.
1.056%, 04/25/19 (144A) (b)	1,150,000	1,116,998
Cent CLO, Ltd.
3.433%, 11/07/26 (144A) (b)	2,650,000	2,653,832
Centerline REIT, Inc.
4.933%, 09/21/45 (144A) (b)	4,291,144	4,393,058
CIFC Funding, Ltd.
0.656%, 07/26/21 (144A) (b)	475,000	462,651
Citigroup Mortgage Loan Trust, Inc.
0.324%, 10/25/36 (b)	31,044	31,026
Colony American Homes
1.327%, 05/17/31 (144A) (b)	3,594,545	3,567,338
2.027%, 05/17/31 (144A) (b)	460,000	458,609
ColumbusNova CLO IV, Ltd.
1.503%, 10/15/21 (144A) (b)	680,000	672,092
Cornerstone CLO, Ltd.
1.203%, 07/15/21 (144A) (b)	610,000	596,568
Countrywide Asset-Backed Certificates
0.924%, 03/25/34 (b)	541,104	515,939
0.939%, 06/25/35 (b)	418,311	417,417
1.224%, 12/25/34 (b)	693,366	689,438
CREST, Ltd.
0.746%, 01/28/40 (144A) (b)	1,453,211	1,443,605
CT CDO III, Ltd.
5.471%, 06/25/35 (144A)	1,966,184	1,964,002
CT CDO IV, Ltd.
0.486%, 10/20/43 (144A) (b)	2,954,433	2,942,054
Eaton Vance CLO, Ltd.
2.303%, 07/15/26 (144A) (b)	778,900	778,404
3.253%, 07/15/26 (144A) (b)	668,600	662,097
Emerson Park CLO, Ltd.
5.640%, 07/15/25 (144A)	570,000	573,728
Fairfield Street Solar, Ltd.
0.612%, 11/28/39 (144A) (b)	4,348,214	4,177,764

MIST-214

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
GSAMP Trust
1.179%, 06/25/35 (b)	1,236,452	$1,203,624
Highbridge Loan Management, Ltd.
5.800%, 10/20/24 (144A)	510,000	516,168
Invitation Homes Trust
1.528%, 06/17/32 (144A) (b)	2,230,000	2,230,000
1.627%, 03/17/32 (144A) (b)	1,549,975	1,557,356
1.677%, 06/17/31 (144A) (b)	720,000	717,125
1.777%, 09/17/31 (144A) (b)	2,950,000	2,951,381
JPMorgan Mortgage Acquisition Trust
0.321%, 05/25/36 (b)	261,399	259,438
Landmark IX CDO, Ltd.
0.953%, 04/15/21 (144A) (b)	940,000	912,326
LNR CDO, Ltd.
1.574%, 07/24/37 (144A) (b)	4,875,875	4,712,046
3.173%, 07/23/36 (144A) (b)	1,271,390	1,265,033
Long Beach Mortgage Loan Trust
0.644%, 08/25/35 (b)	1,367,313	1,354,524
Morgan Stanley ABS Capital I, Inc. Trust
0.909%, 01/25/35 (b)	718,477	699,640
N-Star REL CDO VI, Ltd.
0.601%, 06/16/41 (144A) (b)	1,863,030	1,810,045
Newcastle CDO V, Ltd.
0.607%, 12/24/39 (144A) (b)	846,269	827,710
NZCG Funding, Ltd.
1.821%, 04/27/27 (144A) (b)	4,969,875	4,969,875
Ownit Mortgage Loan Trust
1.104%, 03/25/36 (b)	2,204,410	2,165,324
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.111%, 10/25/34 (b)	249,497	248,497
1.119%, 02/25/35 (b)	1,847,236	1,841,264
Progress Residential Trust
1.577%, 02/17/32 (144A) (b)	6,820,000	6,839,335
2.077%, 10/17/31 (144A) (b)	1,250,000	1,259,220
Silver Bay Realty Trust
1.177%, 09/17/31 (144A) (b)	932,775	919,637
1.627%, 09/17/31 (144A) (b)	420,000	416,803
Structured Asset Investment Loan Trust
1.214%, 12/25/34 (b)	2,475,080	2,430,036
Structured Asset Securities Corp. Mortgage Loan Trust
0.474%, 02/25/36 (b)	1,267,110	1,244,556
SWAY Residential Trust
1.477%, 01/17/32 (144A) (b)	3,122,593	3,118,449
Trade MAPS 1, Ltd.
0.875%, 12/10/18 (144A) (b)	5,500,000	5,496,881
West CLO, Ltd.
2.357%, 07/18/26 (144A) (b)	1,230,000	1,230,016
3.107%, 07/18/26 (144A) (b)	3,240,000	3,120,412

		105,205,840

Total Asset-Backed Securities (Cost $291,984,836)		292,053,130

Mortgage-Backed Securities—11.6%
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—3.6%
Adjustable Rate Mortgage Trust
2.499%, 02/25/35 (b)	3,096,867	3,023,186
American Home Mortgage Investment Trust
1.858%, 10/25/34 (b)	2,056,307	2,022,308
Banc of America Mortgage Trust
2.735%, 06/25/33 (b)	1,128,349	1,133,874
CHL Mortgage Pass-Through Trust
2.078%, 07/25/34 (b)	1,272,838	1,260,486
2.496%, 05/25/34 (b)	2,153,321	2,144,785
Credit Suisse First Boston Mortgage Securities Corp.
2.509%, 04/25/34 (b)	2,114,951	2,157,565
5.000%, 09/25/19	607,343	631,358
Fannie Mae Connecticut Avenue Securities
1.124%, 05/25/24 (b)	1,023,652	1,017,816
First Horizon Alternative Mortgage Securities Trust
2.068%, 12/25/34 (b)	2,092,741	2,038,543
Freddie Mac Structured Agency Credit Risk Debt Notes
1.223%, 03/25/25 (b)	2,710,000	2,709,995
Granite Master Issuer plc
0.256%, 12/20/54 (b)	224,541	223,082
Impac Secured Assets CMN Owner Trust
0.939%, 02/25/35 (b)	1,120,000	1,048,090
Kildare Securities, Ltd.
0.385%, 12/10/43 (144A) (b)	735,428	733,922
MASTR Adjustable Rate Mortgages Trust
0.334%, 01/25/47 (b)	881,589	870,705
0.374%, 05/25/47 (b)	640,356	621,465
MASTR Alternative Loan Trust
5.000%, 02/25/18	574,017	587,261
5.000%, 08/25/18	719,781	741,408
5.500%, 12/25/18	564,945	580,444
5.500%, 04/25/19	853,341	884,262
5.546%, 11/25/19 (b)	821,831	853,097
Merrill Lynch Mortgage Investors Trust
0.914%, 03/25/28 (b)	938,512	889,210
1.007%, 01/25/29 (b)	1,198,188	1,120,967
2.129%, 04/25/35 (b)	831,985	806,756
2.285%, 10/25/36 (b)	1,678,797	1,643,991
New York Mortgage Trust
0.624%, 02/25/36 (b)	722,654	662,949
Sequoia Mortgage Trust
0.796%, 07/20/33 (b)	184,690	173,133
0.816%, 11/20/34 (b)	675,700	636,304
1.015%, 07/20/33 (b)	325,215	304,917
Structured Adjustable Rate Mortgage Loan Trust
0.614%, 08/25/35 (b)	1,683,908	1,568,537
2.431%, 09/25/34 (b)	3,611,263	3,640,109
Structured Asset Mortgage Investments II Trust
0.878%, 02/19/35 (b)	1,127,326	1,056,721
Structured Asset Mortgage Investments Trust
0.914%, 12/19/33 (b)	491,348	471,995

MIST-215

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Thornburg Mortgage Securities Trust
0.814%, 09/25/43 (b)	735,605	$710,224
2.374%, 09/25/37 (b)	765,369	749,579
WaMu Mortgage Pass-Through Certificates Trust
0.404%, 04/25/45 (b)	2,925,646	2,757,109
0.464%, 07/25/45 (b)	1,675,958	1,565,444
0.464%, 10/25/45 (b)	4,594,911	4,212,784
0.504%, 01/25/45 (b)	3,143,357	2,901,988
Wells Fargo Mortgage-Backed Securities Trust
2.601%, 07/25/34 (b)	1,127,898	1,125,599
2.617%, 02/25/35 (b)	1,900,985	1,910,267
2.618%, 06/25/35 (b)	1,273,407	1,259,998
2.632%, 10/25/34 (b)	1,899,907	1,920,430

		57,372,663

Commercial Mortgage-Backed Securities—8.0%
Banc of America Commercial Mortgage Trust
5.448%, 09/10/45 (b)	1,130,000	1,130,427
5.460%, 09/10/45 (b)	5,250,000	5,381,297
5.695%, 07/10/46 (b)	5,224,000	5,403,319
Bear Stearns Commercial Mortgage Securities Trust
5.142%, 10/12/42 (b)	800,000	801,070
5.438%, 03/11/39 (b)	5,211,000	5,333,698
5.540%, 09/11/41	2,634,606	2,749,639
5.611%, 09/11/41 (b)	5,220,000	5,373,593
5.708%, 06/11/40 (b)	4,580,000	4,971,748
5.742%, 09/11/38 (b)	1,194,000	1,225,915
5.742%, 09/11/38 (144A) (b)	1,200,000	1,173,649
CD Commercial Mortgage Trust
5.225%, 07/15/44 (b)	2,530,000	2,531,037
Citigroup Commercial Mortgage Trust
5.482%, 10/15/49	1,490,000	1,481,370
5.703%, 12/10/49 (b)	5,000,000	5,325,080
Colony Multifamily Mortgage Trust
2.543%, 04/20/50 (144A)	7,031,819	7,047,134
Commercial Mortgage Pass-Through Certificates Trust
5.798%, 12/10/49 (b)	2,766,831	2,998,497
Commercial Mortgage Trust
5.237%, 04/10/37 (b)	4,315,000	4,342,288
5.785%, 07/10/38 (b)	3,067,476	3,179,258
G-FORCE LLC
0.474%, 12/25/39 (144A) (b)	1,290,776	1,216,556
5.090%, 08/22/36 (144A)	820,922	834,435
Greenwich Capital Commercial Funding Corp.
5.475%, 03/10/39	4,000,000	4,218,616
5.785%, 07/10/38 (b)	5,015,000	5,149,537
Hilton USA Trust
1.173%, 11/05/30 (144A) (b)	1,970,930	1,970,978
JP Morgan Chase Commercial Mortgage Securities Trust
5.115%, 07/15/41	102,081	102,142
5.382%, 12/15/44 (b)	3,800,000	3,830,852
5.464%, 12/12/43	5,000,000	5,159,580

Commercial Mortgage-Backed Securities—(Continued)
JP Morgan Chase Commercial Mortgage Securities Trust
5.841%, 04/15/45 (b)	3,120,000	3,147,970
5.984%, 03/15/46 (144A) (b)	162,738	162,644
LB-UBS Commercial Mortgage Trust
4.739%, 07/15/30	172,769	172,952
4.866%, 10/15/36 (144A) (b)	650,000	667,448
5.276%, 02/15/41 (b)	1,230,000	1,246,525
5.842%, 06/15/38 (b)	2,000,000	2,096,588
Mach One 2004-1A ULC
6.144%, 05/28/40 (144A) (b)	984,372	989,294
Merrill Lynch Mortgage Trust
5.282%, 11/12/37 (b)	2,783,000	2,818,864
ML-CFC Commercial Mortgage Trust
5.409%, 07/12/46 (b)	2,783,167	2,931,465
Morgan Stanley Capital I Trust
5.413%, 03/12/44 (b)	2,537,599	2,576,239
5.493%, 03/12/44 (b)	3,100,000	3,170,466
Resource Capital Corp., Ltd.
1.227%, 04/15/32 (144A) (b)	2,380,000	2,366,084
Seawall 2006 1, Ltd.
1.407%, 04/15/46	680,469	675,502
Talisman-6 Finance plc
0.251%, 10/22/16 (EUR) (b)	2,226,916	2,364,561
Wachovia Bank Commercial Mortgage Trust
5.466%, 01/15/45 (b)	1,842,289	1,898,671
5.515%, 01/15/45 (b)	5,300,000	5,458,507
5.715%, 05/15/43 (b)	6,400,000	6,585,093
5.795%, 07/15/45 (b)	2,400,000	2,523,010
5.828%, 10/15/35 (144A) (b)	1,200,000	1,257,152

		126,040,750

Total Mortgage-Backed Securities (Cost $182,850,200)		183,413,413

U.S. Treasury & Government Agencies—10.9%

Agency Sponsored Mortgage - Backed—4.0%
Fannie Mae 15 Yr. Pool
4.000%, 04/01/26	2,947,320	3,140,834
4.000%, 05/01/26	2,725,579	2,891,333
4.500%, 09/01/24	1,362,859	1,468,392
4.500%, 03/01/25	2,745,174	2,959,641
Fannie Mae ARM Pool
1.300%, 03/01/30 (b)	36,127	36,652
1.610%, 03/01/28 (b)	16,719	17,377
1.620%, 11/01/33 (b)	12,111	12,654
1.633%, 11/01/33 (b)	5,514	5,812
1.781%, 03/01/35 (b)	69,758	73,219
1.788%, 11/01/34 (b)	16,535	17,478
1.790%, 06/01/32 (b)	11,218	11,249
1.790%, 09/01/32 (b)	16,325	16,781
1.797%, 12/01/32 (b)	653,194	693,474
1.800%, 11/01/32 (b)	17,931	18,695
1.810%, 02/01/36 (b)	115,874	121,876

MIST-216

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae ARM Pool
1.899%, 12/01/34 (b)	86,364	$90,857
1.915%, 11/01/17 (b)	14,273	14,375
1.936%, 03/01/33 (b)	22,647	23,663
1.945%, 11/01/35 (b)	213,250	224,498
1.960%, 03/01/36 (b)	418,977	441,198
1.965%, 12/01/34 (b)	127,501	131,838
1.985%, 09/01/31 (b)	30,728	31,481
1.995%, 11/01/32 (b)	97,786	103,134
1.999%, 12/01/32 (b)	60,226	63,812
2.000%, 05/01/19 (b)	55,849	56,346
2.010%, 06/01/32 (b)	5,912	5,948
2.019%, 03/01/37 (b)	29,003	30,351
2.024%, 04/01/36 (b)	87,773	92,509
2.050%, 08/01/29 (b)	9,742	10,326
2.052%, 07/01/33 (b)	44,636	46,957
2.058%, 07/01/33 (b)	89,804	95,278
2.075%, 05/01/19 (b)	1,884	1,891
2.096%, 01/01/36 (b)	134,572	143,072
2.098%, 08/01/37 (b)	45,621	48,818
2.105%, 12/01/32 (b)	33,224	35,198
2.112%, 05/01/33 (b)	27,884	29,912
2.123%, 10/01/32 (b)	32,543	34,503
2.129%, 06/01/28 (b)	2,749	2,885
2.135%, 06/01/25 (b)	108,586	111,609
2.145%, 09/01/39 (b)	52,911	56,271
2.145%, 02/01/44 (b)	130,405	135,618
2.155%, 02/01/33 (b)	41,469	42,026
2.158%, 10/01/35 (b)	30,770	31,072
2.160%, 07/01/35 (b)	147,771	155,940
2.168%, 02/01/25 (b)	151,563	161,401
2.169%, 05/01/34 (b)	53,900	57,418
2.170%, 10/01/33 (b)	25,395	26,056
2.175%, 07/01/36 (b)	106,161	109,839
2.180%, 01/01/20 (b)	117,708	120,983
2.190%, 12/01/25 (b)	13,844	14,043
2.194%, 07/01/33 (b)	80,433	83,903
2.210%, 02/01/36 (b)	46,903	49,377
2.213%, 03/01/33 (b)	61,793	65,970
2.220%, 08/01/35 (b)	957,453	1,021,170
2.225%, 09/01/33 (b)	12,849	13,651
2.231%, 08/01/34 (b)	30,156	32,050
2.252%, 04/01/34 (b)	226,476	241,496
2.253%, 04/01/27 (b)	11,785	12,427
2.263%, 11/01/36 (b)	4,471,164	4,748,310
2.275%, 04/01/34 (b)	34,743	35,527
2.277%, 12/01/33 (b)	122,932	130,962
2.289%, 07/01/25 (b)	2,934	3,054
2.298%, 10/01/36 (b)	17,216	18,313
2.306%, 08/01/33 (b)	129,672	136,200
2.308%, 11/01/36 (b)	7,171	7,759
2.312%, 09/01/37 (b)	6,812	7,318
2.315%, 03/01/30 (b)	1,690	1,800
2.315%, 11/01/35 (b)	33,353	35,710
2.318%, 12/01/35 (b)	217,937	224,779
2.323%, 06/01/33 (b)	47,916	49,328

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae ARM Pool
2.326%, 10/01/33 (b)	38,224	40,292
2.326%, 09/01/35 (b)	7,460,380	7,936,460
2.333%, 09/01/32 (b)	156,322	157,525
2.338%, 02/01/32 (b)	85,196	86,493
2.338%, 11/01/35 (b)	5,272,119	5,620,037
2.345%, 02/01/36 (b)	32,304	34,273
2.348%, 07/01/35 (b)	80,285	85,854
2.359%, 07/01/33 (b)	88,268	91,826
2.360%, 01/01/32 (b)	15,128	16,241
2.363%, 06/01/32 (b)	4,008	4,030
2.365%, 01/01/33 (b)	183,326	187,828
2.375%, 09/01/37 (b)	87,874	94,247
2.382%, 03/01/38 (b)	51,661	54,384
2.395%, 01/01/29 (b)	17,885	18,420
2.395%, 08/01/30 (b)	27,754	28,755
2.395%, 09/01/30 (b)	102,919	107,331
2.395%, 01/01/32 (b)	14,659	14,738
2.397%, 09/01/36 (b)	2,060	2,201
2.403%, 06/01/30 (b)	23,069	23,698
2.405%, 07/01/32 (b)	3,868	3,890
2.415%, 08/01/32 (b)	84,559	88,411
2.418%, 11/01/35 (b)	2,834,465	3,043,552
2.425%, 09/01/32 (b)	8,306	8,407
2.425%, 06/01/34 (b)	42,245	43,292
2.429%, 02/01/35 (b)	79,494	83,754
2.435%, 04/01/35 (b)	1,094,270	1,186,283
2.440%, 06/01/34 (b)	114,470	115,244
2.457%, 08/01/32 (b)	63,951	65,247
2.481%, 09/01/33 (b)	107,314	114,249
2.486%, 06/01/26 (b)	4,323	4,342
2.488%, 11/01/34 (b)	6,337,067	6,787,004
2.494%, 03/01/37 (b)	18,991	20,313
2.498%, 07/01/28 (b)	12,809	13,456
2.498%, 08/01/33 (b)	94,900	102,330
2.500%, 02/01/34 (b)	87,268	89,123
2.505%, 03/01/34 (b)	104,626	107,163
2.505%, 03/01/36 (b)	22,051	23,496
2.510%, 09/01/33 (b)	16,137	17,159
2.525%, 06/01/35 (b)	53,516	54,864
2.526%, 08/01/35 (b)	57,813	59,839
2.563%, 04/01/36 (b)	7,942	8,481
2.625%, 10/01/33 (b)	58,818	60,290
2.625%, 05/01/34 (b)	139,915	147,846
2.650%, 05/01/32 (b)	12,348	12,433
2.650%, 08/01/32 (b)	31,788	32,585
2.700%, 02/01/25 (b)	11,636	11,711
2.919%, 02/01/33 (b)	151,919	155,909
3.629%, 05/01/34 (b)	127,040	130,309
3.770%, 04/01/40 (b)	11,696	12,480
5.175%, 09/01/35 (b)	32,886	34,644
5.760%, 03/01/36 (b)	65,807	70,866
5.784%, 03/01/36 (b)	49,066	52,262
Freddie Mac ARM Non-Gold Pool
1.635%, 09/01/37 (b)	46,020	48,127
1.838%, 05/01/37 (b)	16,274	17,087

MIST-217

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac ARM Non-Gold Pool
1.875%, 09/01/22 (b)	17,351	$17,366
1.945%, 04/01/18 (b)	1,721	1,730
1.945%, 02/01/37 (b)	89,272	94,050
1.945%, 04/01/37 (b)	32,731	34,447
2.030%, 03/01/38 (b)	264,085	280,488
2.196%, 05/01/28 (b)	66,645	69,134
2.241%, 02/01/26 (b)	25,681	26,585
2.265%, 07/01/34 (b)	106,099	108,721
2.282%, 09/01/30 (b)	2,732	2,883
2.284%, 11/01/32 (b)	36,713	39,006
2.298%, 09/01/27 (b)	5,873	6,263
2.300%, 10/01/22 (b)	2,727	2,837
2.315%, 09/01/37 (b)	499,497	531,646
2.328%, 05/01/25 (b)	25,023	26,289
2.335%, 01/01/35 (b)	135,551	144,213
2.353%, 03/01/35 (b)	874,857	930,601
2.355%, 12/01/33 (b)	1,064	1,109
2.365%, 05/01/31 (b)	39,455	41,353
2.371%, 05/01/38 (b)	73,485	78,556
2.375%, 03/01/19 (b)	3,848	3,866
2.375%, 05/01/34 (b)	191,290	202,860
2.376%, 07/01/36 (b)	45,786	49,028
2.390%, 11/01/24 (b)	120,932	124,341
2.390%, 07/01/31 (b)	18,511	19,222
2.390%, 02/01/37 (b)	26,878	28,710
2.391%, 07/01/35 (b)	299,403	320,534
2.393%, 10/01/32 (b)	53,435	55,839
2.396%, 01/01/35 (b)	1,254,219	1,334,854
2.400%, 09/01/30 (b)	76,006	79,286
2.404%, 06/01/37 (b)	427,900	458,347
2.440%, 03/01/34 (b)	22,992	24,425
2.444%, 07/01/38 (b)	86,674	91,420
2.475%, 04/01/34 (b)	1,033,765	1,109,448
2.495%, 05/01/37 (b)	21,635	23,191
2.497%, 09/01/30 (b)	15,450	16,139
2.499%, 07/01/37 (b)	538,042	577,358
2.515%, 06/01/37 (b)	5,729,427	6,134,807
2.556%, 04/01/37 (b)	35,214	37,790
2.558%, 07/01/36 (b)	130,337	136,340
2.564%, 04/01/30 (b)	80,497	84,887
2.573%, 04/01/38 (b)	59,056	63,056
2.580%, 10/01/37 (b)	28,676	30,536
2.684%, 05/01/31 (b)	19,830	20,632
2.885%, 08/01/18 (b)	16,103	16,166
2.887%, 06/01/25 (b)	15,334	15,667
2.904%, 04/01/35 (b)	84,736	88,197
5.121%, 04/01/35 (b)	70,756	73,728
5.498%, 08/01/24 (b)	5,840	6,228
5.520%, 05/01/37 (b)	64,169	68,192
5.927%, 01/01/37 (b)	48,914	51,546

		62,400,695

U.S. Treasury—6.9%
U.S. Treasury Inflation Indexed Notes
0.125%, 04/15/16 (c)	3,176,850	3,208,866
U.S. Treasury Notes
0.250%, 07/15/15	3,000,000	3,001,407
1.750%, 07/31/15	11,000,000	11,061,017
1.875%, 06/30/15	32,800,000	32,940,942
4.125%, 05/15/15 (a)	25,000,000	25,117,200
4.250%, 08/15/15	33,000,000	33,507,903

		108,837,335

Total U.S. Treasury & Government Agencies (Cost $177,340,222)		171,238,030

Floating Rate Loans (d)—5.6%

Aerospace/Defense—0.3%
FGI Operating Co. LLC
Term Loan, 5.500%, 04/19/19	3,689,116	3,603,805
Henniges Automotive Holdings, Inc.
Term Loan B, 5.500%, 06/12/21	933,836	943,175
Transdigm, Inc.
Term Loan C, 3.750%, 02/28/20	404,460	404,428
Term Loan D, 3.750%, 06/04/21	236,953	236,904

		5,188,312

Auto Components—0.1%
Crowne Group LLC
1st Lien Term Loan, 6.000%, 09/30/20	1,256,884	1,255,313

Auto Parts & Equipment—0.0%
UCI International, Inc.
Term Loan B, 5.500%, 07/26/17	442,714	436,627

Capital Markets—0.0%
Guggenheim Partners LLC
Term Loan, 4.250%, 07/22/20	300,413	301,915

Chemicals—0.1%
AZ Chem U.S., Inc.
1st Lien Term Loan, 4.500%, 06/12/21	507,079	508,743
Ineos U.S. Finance LLC
Term Loan, 0.000%, 03/31/22 (e)	312,265	312,851
OCI Beaumont LLC
Term Loan B3, 5.500%, 08/20/19	663,705	669,097
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.000%, 03/19/20	351,792	352,298
Univar, Inc.
Term Loan B, 5.000%, 06/30/17	338,246	338,325

		2,181,314

Coal—0.1%
Bowie Resource Holdings LLC
1st Lien Term Loan, 6.750%, 08/14/20	124,834	122,415
2nd Lien Delayed Draw Term Loan, 11.750%, 02/16/21	371,429	360,286

MIST-218

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Floating Rate Loans (d)—(Continued)

Security Description	Principal Amount*	Value

Coal—(Continued)
Peabody Energy Corp.
Term Loan B, 4.250%, 09/24/20	1,219,970	$1,099,063

		1,581,764

Commercial Services—0.4%
Interactive Data Corp.
Term Loan, 4.750%, 05/02/21	1,453,786	1,462,646
Moneygram International, Inc.
Term Loan B, 4.250%, 03/27/20	3,859,224	3,651,790
Truven Health Analytics, Inc.
Term Loan B, 4.500%, 06/06/19	837,643	837,894

		5,952,330

Computers—0.1%
Sungard Availability Services Capital, Inc.
Term Loan B, 6.000%, 03/31/19	2,201,563	1,933,706

Distribution/Wholesale—0.1%
Autoparts Holdings, Ltd.
1st Lien Term Loan, 7.000%, 07/29/17	1,812,375	1,812,092

Diversified Financial Services—0.1%
Doncasters Finance U.S. LLC
Term Loan, 4.500%, 04/09/20	201,597	202,069
TransUnion LLC
Term Loan, 4.000%, 04/09/21	1,713,599	1,715,741

		1,917,810

Electric—0.1%
Calpine Construction Finance Co. L.P.
Term Loan B1, 0.000%, 05/03/20 (e)	687,709	679,650
Term Loan B2, 0.000%, 01/31/22 (e)	375,628	372,869

		1,052,519

Electronics—0.1%
Sensus USA, Inc.
1st Lien Term Loan, 4.500%, 05/09/17	982,935	984,163

Entertainment—0.1%
Diamond Resorts Corp.
Term Loan, 5.500%, 05/09/21	407,099	409,643
SeaWorld Parks & Entertainment, Inc.
Term Loan B2, 0.000%, 05/14/20 (e)	977,455	954,953

		1,364,596

Food—0.0%
Post Holdings, Inc.
Incremental 1st Lien Term Loan, 0.000%, 06/02/21 (e)	354,200	354,643

Forest Products & Paper—0.5%
Appvion, Inc.
Term Loan, 5.750%, 06/28/19	1,486,109	1,391,369

Forest Products & Paper—(Continued)
Caraustar Industries, Inc.
Term Loan B, 8.000%, 05/01/19	3,227,671	3,223,637
Exopack Holdings S.A.
Term Loan B, 5.250%, 05/08/19	2,781,085	2,800,205

		7,415,211

Healthcare-Products—0.1%
Kinetic Concepts, Inc.
Term Loan E1, 0.000%, 05/04/18 (e)	772,677	775,695

Healthcare-Services—0.6%
24 Hour Fitness Worldwide, Inc.
Term Loan B, 4.750%, 05/28/21	1,961,443	1,958,379
Cyanco Intermediate Corp.
Term Loan B, 5.500%, 05/01/20	2,821,391	2,795,528
Fitness International LLC
Term Loan B, 5.500%, 07/01/20	2,369,148	2,215,153
Millennium Laboratories, Inc.
Term Loan B, 5.250%, 04/16/21	796,600	803,902
U.S. Renal Care, Inc.
Term Loan, 4.250%, 07/03/19	1,014,966	1,017,821

		8,790,783

Hotels, Restaurants & Leisure—0.1%
Cannery Casino Resorts LLC
Term Loan B, 6.000%, 10/02/18	2,367,492	2,337,898

Household Products—0.0%
Revlon Consumer Products Corp.
Term Loan B, 3.250%, 11/20/17	351,816	351,431

Industrial Conglomerates—0.2%
OSG Bulk Ships, Inc
Term Loan, 5.250%, 08/05/19	959,048	956,651
OSG International, Inc.
Term Loan B, 5.750%, 08/05/19	1,505,552	1,512,138

		2,468,789

Insurance—0.1%
Connolly Corp.
1st Lien Term Loan, 5.000%, 05/14/21	1,441,738	1,451,650

Internet Software & Services—0.3%
Onsite U.S. Finco LLC
Term Loan, 5.500%, 07/30/21	1,681,041	1,660,028
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan B, 5.750%, 09/02/21	2,264,719	2,288,216

		3,948,244

IT Services—0.0%
Worldpay U.S., Inc.
Term Loan B2A, 0.000%, 11/30/19 (e)	324,332	326,426

MIST-219

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Floating Rate Loans (d)—(Continued)

Security Description	Principal Amount*	Value

Lodging—0.0%
Boyd Gaming Corp.
Term Loan A, 0.000%, 08/14/18 (e)	44,160	$43,829
ROC Finance LLC
Term Loan, 5.000%, 06/20/19	424,906	412,159

		455,988

Machinery—0.2%
Allison Transmission, Inc.
Term Loan B3, 0.000%, 08/23/19 (e)	362,272	361,366
UTEX Industries, Inc.
1st Lien Term Loan, 5.000%, 05/22/21	2,795,367	2,533,301

		2,894,667

Marine—0.0%
Drillships Ocean Ventures, Inc.
Term Loan B, 5.500%, 07/25/21	797,287	664,140

Media—0.3%
Cumulus Media Holdings, Inc.
Term Loan, 4.250%, 12/23/20	284,594	280,183
Radio One, Inc.
Term Loan B, 7.500%, 03/31/16	1,310,023	1,323,124
Regal Cinemas Corp.
Term Loan, 0.000%, 04/01/22 (e)	241,268	242,098
Regal Cinemas, Inc.
Term Loan B, 2.775%, 08/23/17	332,376	332,583
William Morris Endeavor Entertainment LLC
1st Lien Term Loan, 5.250%, 05/06/21	2,650,330	2,633,103
Zuffa LLC
Term Loan B, 3.750%, 02/25/20	263,414	262,371

		5,073,462

Metal Fabricate/Hardware—0.0%
WireCo WorldGroup, Inc.
Term Loan, 6.000%, 02/15/17	39,417	39,417

Mining—0.2%
FMG Resources (August 2006) Pty, Ltd.
Term Loan B, 3.750%, 06/30/19	3,083,927	2,796,462

Oil & Gas—0.2%
Alfred Fueling Systems, Inc.
1st Lien Term Loan, 4.750%, 06/20/21	353,826	355,153
Citgo Petroleum Corp.
Term Loan B, 4.500%, 07/29/21	180,696	178,964
Fieldwood Energy LLC
1st Lien Term Loan, 3.875%, 09/28/18	1,990,885	1,866,455
Oxbow Carbon LLC
Term Loan B, 4.250%, 07/19/19	430,515	413,474

		2,814,046

Packaging & Containers—0.0%
Signode Industrial Group U.S., Inc.
Term Loan B, 3.750%, 05/01/21	466,201	463,579

Packaging & Containers—(Continued)
TGI Friday’s, Inc.
1st Lien Term Loan, 5.250%, 07/15/20	37,012	37,070

		500,649

Pharmaceuticals—0.2%
Grifols Worldwide Operations USA, Inc.
Term Loan B, 0.000%, 02/27/21 (e)	798,836	798,986
Valeant Pharmaceuticals International, Inc.
Delayed Draw Term Loan B F2, 0.000%, 03/10/22 (e)	1,156,107	1,162,790
Term Loan B, 0.000%, 03/13/22 (e)	1,509,362	1,518,088

		3,479,864

Retail—0.5%
BJ’s Wholesale Club, Inc.
1st Lien Term Loan, 4.500%, 09/26/19	2,675,818	2,681,044
Dollar Tree, Inc.
Term Loan B, 4.250%, 03/09/22	783,842	793,028
Evergreen Acqco 1 L.P.
Term Loan, 5.000%, 07/09/19	2,951,439	2,901,020
Men’s Wearhouse, Inc. (The)
Term Loan B, 4.500%, 06/18/21	890,254	894,427
Party City Holdings, Inc.
Term Loan, 4.000%, 07/27/19	790,256	789,974

		8,059,493

Semiconductors—0.0%
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.500%, 05/07/21	392,335	396,504

Software—0.4%
BMC Software Finance, Inc.
Revolver, 0.500%, 09/10/18 (f)	1,825,218	1,688,326
Term Loan, 5.000%, 09/10/20	3,956,090	3,879,690

		5,568,016

Telecommunications—0.1%
Ciena Corp.
Term Loan B, 3.750%, 07/15/19	175,518	175,737
Intelsat Jackson Holdings S.A.
Term Loan B2, 3.750%, 06/30/19	1,017,289	1,014,619
UPC Financing Partnership
Term Loan AH, 3.250%, 06/30/21	942,487	937,775

		2,128,131

Total Floating Rate Loans (Cost $90,111,321)		89,054,070

Foreign Government—3.9%

Banks—0.5%
Export-Import Bank of China (The)
2.500%, 07/31/19 (144A)	6,000,000	6,080,640

MIST-220

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Korea Monetary Stabilization Bond
2.470%, 04/02/15 (KRW)	1,800,000,000	$1,622,426

		7,703,066

Sovereign—3.4%
Brazil Notas do Tesouro Nacional
6.000%, 08/15/18 (BRL)	600,000	484,176
Export-Import Bank of Korea
2.250%, 01/21/20	7,100,000	7,168,359
Hungary Government Bonds
5.500%, 12/22/16 (HUF)	448,490,000	1,706,624
5.500%, 12/20/18 (HUF)	307,110,000	1,223,263
6.750%, 11/24/17 (HUF)	3,690,000	14,878
7.750%, 08/24/15 (HUF)	3,800,000	13,923
Korea Treasury Bonds
2.750%, 12/10/15 (KRW)	1,273,840,000	1,156,441
2.750%, 06/10/16 (KRW)	1,600,000,000	1,459,642
3.000%, 12/10/16 (KRW)	11,490,000,000	10,573,462
3.250%, 06/10/15 (KRW)	186,850,000	168,892
Malaysia Government Bonds
3.172%, 07/15/16 (MYR)	7,600,000	2,049,970
3.197%, 10/15/15 (MYR)	4,010,000	1,083,765
3.835%, 08/12/15 (MYR)	16,155,000	4,375,115
4.262%, 09/15/16 (MYR)	2,200,000	602,843
4.720%, 09/30/15 (MYR)	2,530,000	688,865
Mexican Bonos
6.000%, 06/18/15 (MXN)	101,000	6,661
6.250%, 06/16/16 (MXN)	62,287,000	4,202,362
7.250%, 12/15/16 (MXN)	83,849,000	5,799,893
8.000%, 12/17/15 (MXN)	50,714,000	3,433,581
Philippine Government Bond
7.000%, 01/27/16 (PHP)	80,000,000	1,851,263
Poland Government Bonds
Zero Coupon, 07/25/15 (PLN)	820,000	215,392
2.010%, 01/25/17 (PLN) (b)	5,746,000	1,518,721
2.010%, 01/25/21 (PLN) (b)	5,829,000	1,532,352
6.250%, 10/24/15 (PLN)	1,551,000	420,012
Republic of Serbia
5.250%, 11/21/17 (144A)	1,200,000	1,244,220

		52,994,675

Total Foreign Government (Cost $66,144,840)		60,697,741

Municipals—1.3%
Acalanes Union High School District, General Obligation Unlimited
1.427%, 08/01/18	1,000,000	991,720
City of Cleveland, Ohio, Public Improvements, General Obligation, Ltd.
2.250%, 12/01/15	1,295,000	1,311,537
Puerto Rico Sales Tax Financing Corp.
Zero Coupon, 08/01/45	3,655,000	480,962
Zero Coupon, 08/01/46	500,000	61,895
Reading School District, Refunding, General Obligation Unlimited
5.000%, 04/01/15	2,500,000	2,500,000
State Board of Administration Finance Corp.
2.107%, 07/01/18	2,000,000	2,020,700
State of Arkansas
3.250%, 06/15/22	985,000	1,071,926
State of California
0.672%, 07/01/41 (b)	260,000	260,000
State of Illinois, Refunding, General Obligation Unlimited
5.000%, 01/01/16	2,500,000	2,581,775
State of Minnesota
2.500%, 08/01/18	1,250,000	1,291,550
State of Rhode Island
5.000%, 08/01/19	2,250,000	2,599,560
University of California
0.672%, 07/01/41 (b)	5,615,000	5,614,944

Total Municipals (Cost $21,062,256)		20,786,569

Purchased Options—0.0%

Credit Default Swaptions—0.0%
Put - CDX.NA.HY.23, Exercise Price $106.50, Expires 06/17/15 (Counterparty - Credit Suisse International)	11,800,000	101,224
Put - CDX.NA.IG.23, Exercise Rate 0.650%, Expires 06/17/15 (Counterparty - Citibank N.A.)	24,000,000	69,618

Total Purchased Options (Cost $214,324)		170,842

Common Stock—0.0%

Paper & Forest Products—0.0%
Verso Corp. (g) (Cost $7,629)	2,264	4,075

Short-Term Investments—14.8%

Discount Note—2.1%
Federal Home Loan Bank
0.000%, 04/01/15 (h)	33,655,000	33,655,000

Mutual Fund—3.8%
State Street Navigator Securities Lending MET Portfolio (i)	59,803,418	59,803,418

MIST-221

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreement—5.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/15 at 0.000% to be repurchased at $86,520,123 on 04/01/15, collateralized by $88,145,000 U.S. Government Agency Obligations with rates ranging from 0.250% - 2.000%, maturity dates ranging from 08/15/15 - 08/18/15 with a value of $88,250,814.	86,520,123	$86,520,123

U.S. Treasury—3.4%
U.S. Treasury Bills
0.010%, 05/07/15 (h)	37,250,000	37,249,143
0.020%, 04/09/15 (h)	16,000,000	15,999,936

		53,249,079

Total Short-Term Investments (Cost $233,228,096)		233,227,620

Total Investments—103.5% (Cost $1,642,396,732)		1,633,178,873
Unfunded Loan Commitments—(0.1)% (Cost $(1,825,218))		(1,825,218)
Net Investments—103.4% (Cost $1,640,571,514) (j)		1,631,353,655
Other assets and liabilities (net)—(3.4)%		(52,961,338)

Net Assets—100.0%		$1,578,392,317

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2015, the market value of securities loaned was $58,000,264 and the collateral received consisted of cash in the amount of $59,803,418. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2015. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	Principal amount of security is adjusted for inflation.
(d)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(e)	This loan will settle after March 31, 2015, at which time the interest rate will be determined.
(f)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(g)	Non-income producing security.
(h)	The rate shown represents current yield to maturity.
(i)	Represents investment of cash collateral received from securities on loan as of March 31, 2015.
(j)	As of March 31, 2015, the aggregate cost of investments was $1,640,571,514. The aggregate unrealized appreciation and depreciation of investments were $22,434,810 and $(31,652,669), respectively, resulting in net unrealized depreciation of $(9,217,859).
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2015, the market value of 144A securities was $260,470,920, which is 16.5% of net assets.
(ARM)—	Adjustable-Rate Mortgage
(BRL)—	Brazilian Real
(CDO)—	Collateralized Debt Obligation
(CHF)—	Swiss Franc
(CLO)—	Collateralized Loan Obligation
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(HUF)—	Hungarian Forint
(JPY)—	Japanese Yen
(KRW)—	South Korea Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(PHP)—	Philippine Peso
(PLN)—	Polish Zloty
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index

MIST-222

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
CAD	789,000	Barclays Bank plc	07/23/15	$666,751	$(44,692)
CAD	259,000	Citibank N.A.	07/23/15	218,939	(14,740)
CAD	977,000	Deutsche Bank AG	07/23/15	823,430	(53,149)
CHF	1,440,250	Deutsche Bank AG	04/16/15	1,593,197	(110,367)
CHF	750,000	Deutsche Bank AG	05/07/15	753,466	19,386
EUR	4,228,949	Deutsche Bank AG	05/07/15	4,683,984	(134,718)
EUR	5,555,135	Deutsche Bank AG	05/07/15	6,294,802	(318,900)
SGD	3,496,264	Morgan Stanley & Co. LLC	06/18/15	2,706,977	(164,227)
SGD	631,300	Deutsche Bank AG	07/23/15	472,459	(13,702)
SGD	2,139,632	Deutsche Bank AG	09/17/15	1,575,112	(22,220)
SGD	1,629,622	Morgan Stanley & Co. LLC	09/17/15	1,199,134	(16,394)

Contracts to Deliver
AUD	1,997,503	Deutsche Bank AG	06/18/15	$1,598,002	$83,148
AUD	1,000,000	Deutsche Bank AG	06/18/15	777,550	19,176
CAD	789,000	Barclays Bank plc	07/23/15	626,783	4,723
CAD	259,000	Citibank N.A.	07/23/15	205,755	1,555
CAD	977,000	Deutsche Bank AG	07/23/15	776,044	5,763
CHF	1,440,250	Deutsche Bank AG	04/16/15	1,621,355	138,525
CHF	801,878	Deutsche Bank AG	05/07/15	874,362	48,052
DKK	77,538,104	Royal Bank of Scotland plc	02/17/16	11,886,878	610,698
EUR	31,978	Barclays Bank plc	05/07/15	41,391	6,991
EUR	21,514	Barclays Bank plc	05/07/15	27,819	4,675
EUR	17,272	Barclays Bank plc	05/07/15	23,110	4,530
EUR	46,169	Citibank N.A.	05/07/15	61,844	12,178
EUR	5,933	Citibank N.A.	05/07/15	7,947	1,565
EUR	6,294,833	Deutsche Bank AG	05/07/15	8,577,969	1,806,342
EUR	5,445,686	Deutsche Bank AG	05/07/15	7,463,857	1,605,695
EUR	5,330,000	Deutsche Bank AG	05/07/15	7,016,945	1,283,231
EUR	1,905,310	Deutsche Bank AG	05/07/15	2,597,128	547,503
EUR	1,046,650	Deutsche Bank AG	05/07/15	1,410,256	284,329
EUR	1,000,000	Deutsche Bank AG	05/07/15	1,340,200	264,456
EUR	923,000	Deutsche Bank AG	05/07/15	1,249,742	256,830
EUR	1,618,079	JPMorgan Chase Bank N.A.	05/07/15	2,074,183	333,545
EUR	3,200,000	Deutsche Bank AG	06/18/15	3,992,640	548,219
EUR	183,001	Barclays Bank plc	07/23/15	218,454	21,363
EUR	13,478,307	Deutsche Bank AG	07/23/15	16,097,547	1,581,530
EUR	87,929	JPMorgan Chase Bank N.A.	07/23/15	105,046	10,348
EUR	4,175,166	Deutsche Bank AG	08/27/15	4,780,982	281,714
EUR	3,500,000	Deutsche Bank AG	08/27/15	3,975,825	204,133
EUR	870,600	JPMorgan Chase Bank N.A.	08/27/15	996,632	58,451
EUR	2,909,965	Citibank N.A.	09/17/15	3,310,202	173,237
EUR	12,213,486	Deutsche Bank AG	09/17/15	13,884,291	718,059
EUR	1,476,151	Deutsche Bank AG	09/17/15	1,600,000	8,698
EUR	611,145	Deutsche Bank AG	09/17/15	655,942	(2,877)
EUR	407,187	Deutsche Bank AG	09/17/15	457,312	18,361
EUR	304,774	Deutsche Bank AG	09/17/15	331,594	3,045
EUR	9,213,000	Goldman Sachs & Co.	09/17/15	10,479,419	547,734
GBP	2,053,243	Deutsche Bank AG	07/23/15	3,111,690	68,136
GBP	1,030,342	Deutsche Bank AG	08/27/15	1,565,914	38,904
JPY	64,010,000	Barclays Bank plc	07/23/15	540,041	5,449
JPY	127,820,000	Citibank N.A.	07/23/15	1,076,841	9,328
JPY	2,470,843,000	Deutsche Bank AG	07/23/15	20,807,449	171,720
JPY	42,760,000	Goldman Sachs & Co.	07/23/15	361,378	4,259
JPY	64,350,000	HSBC Bank plc	07/23/15	543,692	6,260
JPY	149,719,000	JPMorgan Chase Bank N.A.	07/23/15	1,264,812	14,405

MIST-223

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
JPY	1,001,711,750	Deutsche Bank AG	09/17/15	$8,449,699	$75,903
JPY	191,984,000	Deutsche Bank AG	09/17/15	1,600,000	(4,887)
JPY	88,300,000	HSBC Bank plc	09/17/15	744,928	6,785
JPY	259,100,000	JPMorgan Chase Bank N.A.	09/17/15	2,185,187	19,244
JPY	547,555,500	Morgan Stanley & Co. LLC	09/17/15	4,619,513	42,231
JPY	258,876,042	JPMorgan Chase Bank N.A.	09/02/16	2,538,000	348,612
JPY	102,408,333	JPMorgan Chase Bank N.A.	09/02/16	870,627	4,530

Net Unrealized Appreciation					$11,432,681

Futures Contracts

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Amount		Unrealized Depreciation
U.S. Treasury Long Bond Futures	06/19/15	(26)	USD	(4,226,775)	$(33,975)
U.S. Treasury Note 10 Year Futures	06/19/15	(323)	USD	(41,393,645)	(243,074)
U.S. Treasury Note 2 Year Futures	06/30/15	(50)	USD	(10,932,688)	(25,125)
U.S. Treasury Note 5 Year Futures	06/30/15	(650)	USD	(77,693,562)	(443,548)
U.S. Treasury Ultra Long Bond Futures	06/19/15	(8)	USD	(1,351,289)	(7,711)

Net Unrealized Depreciation					$(753,433)

Written Options

Credit Default Swaptions	Strike Rate/ Price	Counterparty	Reference Obligation	Buy/Sell Protection	Expiration Date	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation
Put - 5 Yr. CDS	0.850%	Citibank N.A.	CDX.NA.IG.23	Sell	06/17/15	USD	(24,000,000)	$(27,600)	$(21,605)	$5,995
Put - 5 Yr. CDS	$103.00	Credit Suisse International	CDX.NA.HY.23	Sell	06/17/15	USD	(11,800,000)	(54,929)	(34,908)	20,021

Totals								$(82,529)	$(56,513)	$26,016

Swap Agreements

Cross-Currency Swaps

Receive	Pay	Maturity Date(a)	Counterparty	Notional Amount of Currency Received	Notional Amount of Currency Delivered		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Fixed rate equal to 2.125% based on the notional amount of currency received	10/13/17	Citibank N.A.	$2,241,399	CHF	2,000,000	$151,760	$—	$151,760
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Fixed rate equal to 2.125% based on the notional amount of currency received	10/13/17	JP Morgan Chase Bank N.A.	781,250	CHF	750,000	74,838	1,055	73,783

Totals							$226,598	$1,055	$225,543

(a)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

MIST-224

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

OTC Total Return Swaps

Pay/Receive Floating Rate	Floating Rate Index	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount	Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation
Pay	3M LIBOR	09/21/15	JPMorgan Chase Bank N.A.	Markit IBOXX USD Liquid Leveraged Loan Total Return	USD 10,300,000	$235,799	$—	$235,799

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (a)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2015(b)	Notional Amount(c)		Unrealized Appreciation
CDX.NA.HY.23	5.000%	12/20/19	3.058%	USD	1,568,000	$25,903

OTC Credit Default Swaps on Corporate Issues—Buy Protection (d)

Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Counterparty	Implied Credit Spread at March 31, 2015(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Alcatel-Lucent USA, Inc. 6.500%, due 01/15/28	(5.000%	)	09/20/17	Barclays Bank plc	1.123%	USD	1,000,000	$(94,764)	$(95,126)	$362
Alcatel-Lucent USA, Inc. 6.500%, due 01/15/28	(5.000%	)	09/20/17	Barclays Bank plc	1.123%	USD	3,000,000	(284,293)	(290,025)	5,732
Alcatel-Lucent USA, Inc. 6.500%, due 01/15/28	(5.000%	)	09/20/17	Barclays Bank plc	1.123%	USD	3,000,000	(284,293)	(289,746)	5,453
Alcatel-Lucent USA, Inc. 6.500%, due 01/15/28	(5.000%	)	06/20/17	Barclays Bank plc	1.123%	USD	2,000,000	(189,607)	(187,584)	(2,023)
Bank of America Corp. 5.000%, due 01/15/15	(1.000%	)	09/20/17	Credit Suisse International	0.356%	USD	2,000,000	(31,791)	4,498	(36,289)
Beazer Homes USA, Inc. 9.125%, due 05/15/19	(5.000%	)	06/20/16	Citibank N.A.	0.959%	USD	3,000,000	(148,759)	(140,925)	(7,834)
Beazer Homes USA, Inc. 9.125%, due 05/15/19	(5.000%	)	06/20/19	Citibank N.A.	3.543%	USD	2,500,000	(135,626)	(129,684)	(5,942)
Beazer Homes USA, Inc. 9.125%, due 05/15/19	(5.000%	)	06/20/19	Credit Suisse International	3.543%	USD	2,000,000	(113,617)	(86,028)	(27,589)
Beazer Homes USA, Inc. 9.125%, due 05/15/19	(5.000%	)	06/20/19	Credit Suisse International	3.543%	USD	5,000,000	(284,041)	(249,868)	(34,173)
Beazer Homes USA, Inc. 9.125%, due 05/15/19	(5.000%	)	06/20/19	Credit Suisse International	3.543%	USD	5,000,000	(284,041)	(228,025)	(56,016)
Centex Corp. 5.250%, due 06/15/15	(5.000%	)	06/20/15	JPMorgan Chase Bank N.A.	0.052%	USD	3,000,000	(33,371)	(137,578)	104,207
Centex Corp. 5.250%, due 06/15/15	(5.000%	)	06/20/16	Credit Suisse International	0.082%	USD	6,000,000	(364,481)	(737,831)	373,350
Century Link 6.000%, due 04/01/17	(5.000%	)	06/20/17	Barclays Bank plc	0.619%	USD	1,000,000	(97,075)	(97,281)	206
Constellation Brands, Inc. 7.250%, due 09/01/16	(5.000%	)	09/20/16	Barclays Bank plc	0.256%	USD	2,000,000	(140,895)	(241,928)	101,033
Constellation Brands, Inc. 7.250%, due 09/01/16	(5.000%	)	06/20/17	Barclays Bank plc	0.323%	USD	2,000,000	(208,042)	(262,181)	54,139
D.R. Horton, Inc. 5.250% due 02/15/15	(5.000%	)	03/20/16	JPMorgan Chase Bank N.A.	0.200%	USD	3,425,000	(161,333)	(394,626)	233,293
D.R. Horton, Inc. 5.250% due 02/15/15	(5.000%	)	06/20/17	Citibank N.A.	0.427%	USD	2,000,000	(203,216)	(281,353)	78,137
DPL, Inc. 7.250%, due 10/25/21	(5.000%	)	12/20/16	JPMorgan Chase Bank N.A.	1.178%	USD	1,131,000	(74,330)	(104,572)	30,242
Dean Foods Co. 7.000%, due 06/01/16	(5.000%	)	06/20/16	JPMorgan Chase Bank N.A.	0.357%	USD	1,771,000	(101,306)	(171,491)	70,185
Dell, Inc. 7.100%, due 04/15/28	(1.000%	)	06/20/16	Citibank N.A.	0.458%	USD	1,500,000	(10,011)	(2,575)	(7,436)

MIST-225

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Buy Protection (d)—(Continued)

Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Counterparty	Implied Credit Spread at March 31, 2015(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Dell, Inc. 7.100%, due 04/15/28	(5.000%	)	06/20/19	Barclays Bank plc	1.398%	USD	2,000,000	$(291,917)	$(304,415)	$12,498
Dish DBS Corp. 6.750%, due 06/01/21	(5.000%	)	03/20/16	Barclays Bank plc	0.860%	USD	2,500,000	(101,139)	(162,053)	60,914
Embarq Corp. 7.082%, due 06/01/16	(5.000%	)	06/20/16	Credit Suisse International	0.285%	USD	2,071,000	(120,343)	(247,588)	127,245
Ford Motor Credit Co. LLC 5.000%, due 05/15/18	(5.000%	)	06/20/15	Credit Suisse International	0.108%	USD	10,000,000	(109,970)	(837,653)	727,683
Hospitality Properties Trust 5.125%, due 02/15/15	(5.000%	)	03/20/17	Credit Suisse International	0.462%	USD	5,000,000	(441,078)	(663,898)	222,820
Lennar Corp. 4.750%, due 12/15/17	(5.000%	)	09/20/19	Citibank N.A.	1.524%	USD	1,350,000	(200,092)	(155,949)	(44,143)
Lennar Corp. 4.750%, due 12/15/17	(5.000%	)	09/20/19	Credit Suisse International	1.524%	USD	2,000,000	(296,433)	(285,162)	(11,271)
Lennar Corp. 4.750%, due 12/15/17	(5.000%	)	12/20/19	Citibank N.A.	1.627%	USD	2,000,000	(301,569)	(264,588)	(36,981)
PPL Energy Supply LLC 5.500%, due 05/01/18	(5.000%	)	06/20/16	JPMorgan Chase Bank N.A.	0.503%	USD	3,000,000	(166,094)	(252,981)	86,887
PPL Energy Supply LLC 6.500%, due 05/01/18	(5.000%	)	06/20/16	JPMorgan Chase Bank N.A.	0.503%	USD	3,000,000	(166,094)	(253,214)	87,120
Springleaf Finance Corp. 6.900%, due 12/15/17	(5.000%	)	09/20/16	JPMorgan Chase Bank N.A.	1.186%	USD	3,000,000	(168,129)	(164,236)	(3,893)
Tenet Healthcare Corp. 6.875%, due 11/15/31	(5.000%	)	12/05/16	Barclays Bank plc	0.821%	USD	3,500,000	(251,807)	(322,116)	70,309
Toll Brothers, Inc. 5.150%, due 05/15/15	(5.000%	)	06/20/15	Credit Suisse International	0.147%	USD	3,000,000	(32,724)	(330,262)	297,538
Toll Brothers, Inc. 5.150%, due 05/15/15	(5.000%	)	06/20/15	Credit Suisse International	0.147%	USD	3,000,000	(32,724)	(316,024)	283,300

Totals								$(5,925,005)	$(8,684,068)	$2,759,063

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (a)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2015(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Anadarko Petroleum Corp. 6.950%, due 06/15/19	1.000%	09/20/19	Barclays Bank plc	0.847%	USD	3,100,000	$20,490	$74,922	$(54,432)
Bank of America Corp. 5.650%, due 05/01/18	1.000%	09/20/17	Credit Suisse International	0.356%	USD	2,000,000	31,791	(4,498)	36,289
Beazer Homes USA, Inc. 9.125%, due 05/15/19	5.000%	09/20/19	Citibank N.A.	3.778%	USD	1,350,000	67,380	28,152	39,228
Beazer Homes USA, Inc. 9.125%, due 05/15/19	5.000%	12/20/19	Citibank N.A.	3.984%	USD	2,000,000	86,678	59,704	26,974
Berkshire Hathaway, Inc. 1.900%, due 01/31/17	1.000%	09/20/15	Barclays Bank plc	0.122%	USD	1,800,000	7,582	21,363	(13,781)
Berkshire Hathaway, Inc. 1.900%, due 01/31/17	1.000%	03/20/22	Citibank N.A.	0.851%	USD	6,000,000	58,309	72,957	(14,648)
Celanese U.S. Holdings LLC 3.246%, due 10/31/16	1.800%	06/20/16	Credit Suisse International	0.540%	USD	500,000	7,721	—	7,721
IHeart Communications, Inc. 6.875%, due 06/15/18	5.000%	12/20/16	JPMorgan Chase Bank N.A.	8.356%	USD	1,600,000	(87,220)	(160,000)	72,780
Obrigacoes Do Tesouro 4.950%, due 10/25/23	1.000%	09/20/19	JPMorgan Chase Bank N.A.	1.054%	USD	2,600,000	(6,079)	(139,372)	133,293
Obrigacoes Do Tesouro 4.950%, due 10/25/23	1.000%	09/20/19	JPMorgan Chase Bank N.A.	4.434%	USD	4,000,000	(530,694)	(197,893)	(332,801)

MIST-226

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (a)—(Continued)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2015(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
PSEG Power LLC 5.500%, due 12/01/15	1.000%	03/20/20	JPMorgan Chase Bank N.A.	1.053%	USD	5,600,000	$(14,012)	$(80,930)	$66,918
Republic of Lithuania 4.500%, due 03/05/13	1.000%	06/20/16	Credit Suisse International	0.156%	USD	400,000	4,167	(18,566)	22,733
Tate & Lyle International Financial plc 6.750%, due 11/25/19	1.000%	09/20/19	Citibank N.A.	0.644%	EUR	2,300,000	39,189	52,058	(12,869)
Tenet Healthcare Corp. 6.875%, due 11/15/31	5.000%	12/20/18	Barclays Bank plc	2.415%	USD	2,500,000	229,207	169,065	60,142
United Mexican States 5.950%, due 03/19/19	1.000%	06/20/20	Citibank N.A.	1.250%	USD	1,600,000	(19,786)	(20,033)	247

Totals							$(105,277)	$(143,071)	$37,794

OTC Credit Default Swaps on Credit Indices—Sell Protection (a)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2015(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.AM.2	0.500%	03/15/49	Credit Suisse International	0.000%	USD	1,900,000	$(11,652)	$(27,906)	$16,254
CMBX.NA.AM.2	0.500%	03/15/49	Credit Suisse International	0.000%	USD	3,460,000	(21,218)	(48,656)	27,438
MCDX.NA.21	1.000%	12/20/18	Citibank N.A.	1.126%	USD	4,000,000	(17,149)	(78,610)	61,461
MCDX.NA.23	1.000%	12/20/19	Citibank N.A.	0.900%	USD	3,300,000	14,136	22,701	(8,565)

Totals							$(35,883)	$(132,471)	$96,588

Cash in the amount of $380,000 has been deposited in segregated accounts held by the counterparties as collateral for swap contracts.

(a)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(SGD)—	Singapore Dollar
(USD)—	United States Dollar
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(CMBX.NA.AM)—	Markit North America Mezzanine AAA Rated CMBS Index
(LIBOR)—	London InterBank Offered Rate
(MCDX.NA)—	Markit North America Municipal Single Name CDS Index

MIST-227

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Total Corporate Bonds & Notes*	$—	$582,533,383	$—	$582,533,383
Total Asset-Backed Securities*	—	292,053,130	—	292,053,130
Total Mortgage-Backed Securities*	—	183,413,413	—	183,413,413
Total U.S. Treasury & Government Agencies*	—	171,238,030	—	171,238,030
Total Floating Rate Loans (Less Unfunded Loan Commitments)*	—	87,228,852	—	87,228,852
Total Foreign Government*	—	60,697,741	—	60,697,741
Total Municipals	—	20,786,569	—	20,786,569
Total Purchased Options*	—	170,842	—	170,842
Total Common Stock*	4,075	—	—	4,075
Short-Term Investments
Discount Note	—	33,655,000	—	33,655,000
Mutual Fund	59,803,418	—	—	59,803,418
Repurchase Agreement	—	86,520,123	—	86,520,123
U.S. Treasury	—	53,249,079	—	53,249,079
Total Short-Term Investments	59,803,418	173,424,202	—	233,227,620
Total Net Investments	$59,807,493	$1,571,546,162	$—	$1,631,353,655

Collateral for securities loaned (Liability)	$—	$(59,803,418)	$—	$(59,803,418)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$12,333,554	$—	$12,333,554
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(900,873)	—	(900,873)
Total Forward Contracts	$—	$11,432,681	$—	$11,432,681
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(753,433)	$—	$—	$(753,433)
Written Options at Value**	—	(56,513)	—	(56,513)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$25,903	$—	$25,903
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$1,029,047	$—	$1,029,047
OTC Swap Contracts at Value (Liabilities)	—	(6,632,815)	—	(6,632,815)
Total OTC Swap Contracts	$—	$(5,603,768)	$—	$(5,603,768)

*	See Schedule of Investments for additional detailed categorizations.

MIST-228

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Foreign Government—69.0% of Net Assets

Security Description	Principal Amount*	Value

Brazil—3.9%
Brazil Letras do Tesouro Nacional
Zero Coupon, 10/01/15 (BRL)	800,000	$235,305
Zero Coupon, 01/01/16 (BRL)	11,500,000	3,274,899
Zero Coupon, 07/01/16 (BRL)	15,280,000	4,085,611
Zero Coupon, 10/01/16 (BRL)	760,000	196,632
Zero Coupon, 01/01/17 (BRL)	17,580,000	4,416,276
Zero Coupon, 01/01/18 (BRL)	10,440,000	2,323,901
Brazil Notas do Tesouro Nacional
6.000%, 05/15/15 (BRL) (a)	13,495,000	11,050,396
6.000%, 08/15/16 (BRL) (a)	3,245,000	2,632,211
6.000%, 08/15/18 (BRL) (a)	4,225,000	3,409,404
6.000%, 05/15/19 (BRL) (a)	2,420,000	1,947,967
6.000%, 08/15/20 (BRL) (a)	430,000	347,155
6.000%, 08/15/22 (BRL) (a)	6,930,000	5,535,223
6.000%, 05/15/23 (BRL) (a)	1,070,000	851,182
6.000%, 08/15/24 (BRL) (a)	1,140,000	904,074
6.000%, 05/15/45 (BRL) (a)	6,400,000	4,928,684
10.000%, 01/01/17 (BRL)	19,225,000	5,726,374
10.000%, 01/01/19 (BRL)	6,700,000	1,917,628
10.000%, 01/01/21 (BRL)	3,480,000	964,950
10.000%, 01/01/23 (BRL)	8,090,000	2,186,212

		56,934,084

Hungary—6.5%
Hungary Government Bonds
4.000%, 04/25/18 (HUF)	614,930,000	2,314,690
5.500%, 02/12/16 (HUF)	168,700,000	622,988
5.500%, 12/22/16 (HUF)	5,482,200,000	20,861,233
5.500%, 12/20/18 (HUF)	1,325,670,000	5,280,332
5.500%, 06/24/25 (HUF)	2,424,530,000	10,274,517
6.000%, 11/24/23 (HUF)	146,990,000	634,160
6.500%, 06/24/19 (HUF)	474,530,000	1,970,520
6.750%, 02/24/17 (HUF)	226,970,000	887,299
6.750%, 11/24/17 (HUF)	1,796,830,000	7,244,792
7.000%, 06/24/22 (HUF)	2,700,030,000	12,023,630
7.500%, 11/12/20 (HUF)	129,680,000	577,090
Hungary Government International Bonds
3.875%, 02/24/20 (EUR) (b)	6,510,000	7,882,564
4.375%, 07/04/17 (EUR)	580,000	670,419
5.750%, 06/11/18 (EUR)	4,840,000	5,958,198
6.250%, 01/29/20	10,995,000	12,512,618
6.375%, 03/29/21 (b)	4,058,000	4,704,845

		94,419,895

Iceland—0.2%
Iceland Government International Bond
5.875%, 05/11/22 (144A)	3,080,000	3,556,950

Indonesia—2.8%
Indonesia Treasury Bills
5.586%, 05/04/15 (IDR) (c)	487,000,000	37,076
5.785%, 02/04/16 (IDR) (c)	9,544,000,000	693,774
5.992%, 01/07/16 (IDR) (c)	15,490,000,000	1,129,023
Indonesia Treasury Bonds
8.375%, 03/15/24 (IDR)	66,350,000,000	5,386,656

Indonesia—(Continued)
Indonesia Treasury Bonds
8.375%, 03/15/34 (IDR)	49,720,000,000	4,034,640
10.000%, 09/15/24 (IDR)	186,070,000,000	16,607,548
10.000%, 02/15/28 (IDR)	34,960,000,000	3,195,197
12.800%, 06/15/21 (IDR)	93,010,000,000	9,023,570

		40,107,484

Ireland—2.3%
Ireland Government Bond
5.400%, 03/13/25 (EUR)	21,787,510	33,807,777

Lithuania—0.6%
Lithuania Government International Bonds
6.125%, 03/09/21 (144A)	930,000	1,110,560
7.375%, 02/11/20 (144A)	6,420,000	7,871,427

		8,981,987

Malaysia—6.9%
Bank Negara Malaysia Monetary Notes
2.802%, 04/28/15 (MYR) (c)	28,250,000	7,610,017
2.870%, 04/16/15 (MYR) (c)	2,700,000	728,089
2.918%, 05/05/15 (MYR) (c)	760,000	204,603
2.966%, 08/04/15 (MYR) (c)	1,500,000	400,601
2.994%, 05/19/15 (MYR) (c)	19,370,000	5,208,367
3.015%, 06/16/15 (MYR) (c)	3,710,000	995,134
3.024%, 06/03/15 (MYR) (c)	1,810,000	486,050
3.055%, 09/22/15 (MYR) (c)	1,270,000	337,768
3.063%, 07/16/15 (MYR) (c)	3,350,000	896,228
3.073%, 11/12/15 (MYR) (c)	58,120,000	15,385,879
3.074%, 10/01/15 (MYR) (c)	10,040,000	2,668,143
3.088%, 06/18/15 (MYR) (c)	19,940,000	5,322,449
3.089%, 06/04/15 (MYR) (c)	59,190,000	15,893,238
3.095%, 06/30/15 (MYR) (c)	4,410,000	1,181,444
3.104%, 11/03/15 (MYR) (c)	720,000	190,728
3.104%, 11/24/15 (MYR) (c)	320,000	84,642
3.108%, 04/07/15 (MYR) (c)	860,000	232,090
3.108%, 08/18/15 (MYR) (c)	11,520,000	3,072,890
3.147%, 10/27/15 (MYR) (c)	180,000	47,712
3.149%, 04/23/15 (MYR) (c)	4,850,000	1,307,067
3.175%, 08/11/15 (MYR) (c)	15,565,000	4,154,462
3.217%, 09/08/15 (MYR) (c)	8,390,000	2,233,781
3.257%, 05/28/15 (MYR) (c)	2,460,000	660,945
Malaysia Government Bonds
3.172%, 07/15/16 (MYR)	20,390,000	5,499,855
3.197%, 10/15/15 (MYR)	20,595,000	5,566,122
3.835%, 08/12/15 (MYR)	33,590,000	9,096,881
4.720%, 09/30/15 (MYR)	24,710,000	6,728,006
Malaysia Treasury Bills
2.860%, 03/18/16 (MYR) (c)	500,000	130,949
2.911%, 07/24/15 (MYR) (c)	450,000	120,309
2.916%, 09/11/15 (MYR) (c)	510,000	135,782
2.937%, 06/26/15 (MYR) (c)	90,000	24,122
2.954%, 09/25/15 (MYR) (c)	100,000	26,591
2.967%, 06/05/15 (MYR) (c)	340,000	91,285
3.066%, 08/14/15 (MYR) (c)	7,400,000	1,974,972

MIST-229

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Malaysia—(Continued)
Malaysia Treasury Bills
3.111%, 01/22/16 (MYR) (c)	560,000	$147,384
3.132%, 05/13/15 (MYR) (c)	7,960,000	2,141,688

		100,986,273

Mexico—11.2%
Mexican Bonos
6.000%, 06/18/15 (MXN)	1,140,435,000	75,207,776
6.250%, 06/16/16 (MXN)	122,128,000	8,239,699
7.250%, 12/15/16 (MXN)	52,775,000	3,650,483
7.750%, 12/14/17 (MXN)	195,000,000	13,815,808
8.000%, 12/17/15 (MXN)	178,438,000	12,081,107
Mexican Udibonos
2.500%, 12/10/20 (MXN) (a)	13,027,258	856,288
3.500%, 12/14/17 (MXN) (a)	24,062,549	1,660,924
4.000%, 06/13/19 (MXN) (a)	16,502,607	1,158,536
5.000%, 06/16/16 (MXN) (a)	24,057,251	1,652,788
Mexico Cetes
0.000%, 04/01/15 (MXN) (c)	674,592,000	4,422,185
0.000%, 06/25/15 (MXN) (c)	347,046,000	2,258,353
0.000%, 07/23/15 (MXN) (c)	110,000	714
0.000%, 09/17/15 (MXN) (c)	1,086,809,000	7,016,325
0.000%, 02/04/16 (MXN) (c)	70,141,000	446,500
2.505%, 01/07/16 (MXN) (c)	947,165,000	6,050,778
2.976%, 05/28/15 (MXN) (c)	128,340,000	837,250
2.981%, 06/11/15 (MXN) (c)	577,910,000	3,765,214
2.996%, 04/16/15 (MXN) (c)	1,352,784,000	8,856,618
3.061%, 10/01/15 (MXN) (c)	780,431,000	5,032,037
3.147%, 11/12/15 (MXN) (c)	71,190,000	457,215
3.158%, 12/10/15 (MXN) (c)	146,972,000	941,079
3.508%, 03/03/16 (MXN) (c)	582,864,000	3,703,337
3.538%, 03/31/16 (MXN) (c)	186,148,000	1,177,528

		163,288,542

Peru—0.1%
Peru Government Bond
7.840%, 08/12/20 (PEN)	5,663,000	2,084,917

Philippines—1.0%
Philippine Government Bond
1.625%, 04/25/16 (PHP)	503,310,000	11,162,627
Philippine Treasury Bills
1.333%, 11/04/15 (PHP) (c)	12,000,000	264,180
1.349%, 05/06/15 (PHP) (c)	10,360,000	231,165
1.392%, 06/03/15 (PHP) (c)	15,720,000	350,173
1.412%, 08/05/15 (PHP) (c)	16,130,000	358,402
1.413%, 02/03/16 (PHP) (c)	22,330,000	487,963
1.413%, 03/02/16 (PHP) (c)	16,900,000	367,743
1.415%, 12/02/15 (PHP) (c)	29,720,000	652,510
1.476%, 10/07/15 (PHP) (c)	38,490,000	848,385

		14,723,148

Poland—8.0%
Poland Government Bonds
Zero Coupon, 07/25/15 (PLN)	65,950,000	17,323,296

Poland—(Continued)
Poland Government Bonds
Zero Coupon, 01/25/16 (PLN)	58,547,000	15,258,218
Zero Coupon, 07/25/16 (PLN)	107,520,000	27,805,674
2.010%, 01/25/17 (PLN) (d)	28,518,000	7,537,572
2.010%, 01/25/21 (PLN) (d)	28,929,000	7,604,980
4.750%, 10/25/16 (PLN)	60,400,000	16,711,809
4.750%, 04/25/17 (PLN)	1,320,000	370,345
5.000%, 04/25/16 (PLN)	23,660,000	6,467,712
5.500%, 04/25/15 (PLN)	9,432,000	2,494,956
6.250%, 10/24/15 (PLN)	53,896,000	14,595,085

		116,169,647

Portugal—1.0%
Portugal Government International Bond
5.125%, 10/15/24 (144A)	12,900,000	14,271,012

Russia—0.8%
Russian Foreign Bond - Eurobond
7.500%, 03/31/30 (144A) (a) (b)	10,731,250	12,313,036

Serbia—1.7%
Republic of Serbia
4.875%, 02/25/20 (144A)	3,150,000	3,232,373
5.250%, 11/21/17 (144A)	1,720,000	1,783,382
7.250%, 09/28/21 (144A) (b)	17,560,000	20,236,144

		25,251,899

Singapore—4.7%
Monetary Authority of Singapore
0.621%, 05/04/15 (SGD) (c)	23,470,000	17,087,993
0.791%, 05/15/15 (SGD) (c)	15,465,000	11,256,640
0.840%, 05/22/15 (SGD) (c)	16,830,000	12,248,061
1.076%, 06/26/15 (SGD) (c)	37,720,000	27,428,530

		68,021,224

Slovenia—0.4%
Slovenia Government International Bonds
5.500%, 10/26/22 (144A)	3,200,000	3,688,128
5.850%, 05/10/23 (144A)	1,850,000	2,187,625

		5,875,753

South Korea—14.0%
Korea Monetary Stabilization Bonds
Zero Coupon, 07/21/15 (KRW)	595,000,000	533,593
1.920%, 03/09/16 (KRW)	521,000,000	470,997
1.960%, 02/02/17 (KRW)	275,400,000	249,240
2.070%, 12/02/16 (KRW)	1,517,000,000	1,374,871
2.130%, 10/08/15 (KRW)	620,200,000	562,923
2.220%, 10/02/16 (KRW)	1,374,700,000	1,247,982
2.460%, 08/02/16 (KRW)	9,210,700,000	8,382,422
2.470%, 04/02/15 (KRW)	40,784,600,000	36,761,098
2.660%, 06/09/15 (KRW)	9,015,500,000	8,139,815
2.760%, 06/02/15 (KRW)	6,555,600,000	5,918,759
2.780%, 02/02/16 (KRW)	5,175,740,000	4,706,231
2.790%, 06/02/16 (KRW)	5,925,600,000	5,407,147
2.800%, 08/02/15 (KRW)	23,319,650,000	21,094,126

MIST-230

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

South Korea—(Continued)
Korea Monetary Stabilization Bonds
2.800%, 04/02/16 (KRW)	13,568,690,000	$12,360,184
2.810%, 10/02/15 (KRW)	1,092,000,000	989,537
2.900%, 12/02/15 (KRW)	50,392,100,000	45,773,623
Korea Treasury Bonds
2.750%, 12/10/15 (KRW)	11,222,000,000	10,187,759
2.750%, 06/10/16 (KRW)	17,138,600,000	15,635,140
3.000%, 12/10/16 (KRW)	20,096,000,000	18,492,975
3.250%, 06/10/15 (KRW)	2,412,300,000	2,180,457
4.000%, 09/10/15 (KRW)	2,754,400,000	2,507,193
4.000%, 03/10/16 (KRW)	1,043,200,000	960,237

		203,936,309

Sri Lanka—1.2%
Sri Lanka Government Bonds
6.400%, 08/01/16 (LKR)	56,200,000	417,620
6.400%, 10/01/16 (LKR)	35,400,000	262,166
6.500%, 07/15/15 (LKR)	80,900,000	608,133
7.500%, 08/15/18 (LKR)	25,830,000	187,944
8.000%, 06/15/17 (LKR)	13,890,000	103,743
8.000%, 11/15/18 (LKR)	243,630,000	1,787,259
8.000%, 11/01/19 (LKR)	13,890,000	99,485
8.250%, 03/01/17 (LKR)	540,000	4,070
8.500%, 11/01/15 (LKR)	71,720,000	543,260
8.500%, 04/01/18 (LKR)	170,110,000	1,282,331
8.500%, 06/01/18 (LKR)	1,410,000	10,572
8.500%, 07/15/18 (LKR)	45,000,000	338,405
9.000%, 05/01/21 (LKR)	3,530,000	26,442
10.600%, 07/01/19 (LKR)	99,590,000	791,840
10.600%, 09/15/19 (LKR)	35,520,000	283,182
11.000%, 08/01/15 (LKR)	522,600,000	3,975,508
11.000%, 09/01/15 (LKR)	762,125,000	5,946,589
11.200%, 07/01/22 (LKR)	26,640,000	221,648

		16,890,197

Ukraine—1.7%
Financing of Infrastructural Projects State Enterprise
7.400%, 04/20/18 (144A)	400,000	153,001
8.375%, 11/03/17 (144A)	440,000	165,897
Ukraine Government International Bonds
4.950%, 10/13/15 (144A) (EUR)	150,000	70,263
6.250%, 06/17/16 (144A)	3,440,000	1,372,746
6.580%, 11/21/16 (144A)	5,050,000	2,002,931
7.500%, 04/17/23 (144A) (b)	3,400,000	1,411,680
7.750%, 09/23/20 (144A)	6,949,000	2,737,211
7.800%, 11/28/22 (144A)	4,150,000	1,626,634
7.950%, 02/23/21 (144A) (b)	9,904,000	3,874,049
9.250%, 07/24/17 (144A)	26,950,000	10,674,895
Ukreximbank Via Biz Finance plc
8.750%, 01/22/18	1,330,000	533,330

		24,622,637

Total Foreign Government (Cost $1,119,053,078)		1,006,242,771

Short-Term Investments—27.1%
Security Description	Principal Amount*/ Shares	Value

Discount Note—3.1%
Federal Home Loan Bank
0.010%, 04/01/15 (c)	44,300,000	44,300,000

Mutual Fund—2.9%
State Street Navigator Securities Lending MET Portfolio (e)	42,308,860	42,308,860

Repurchase Agreement—21.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/15 at 0.000% to be repurchased at $307,818,708 on 04/01/15, collateralized by $308,595,000 U.S. Treasury Notes with rates ranging from 0.375% - 3.500%, maturity dates ranging from 10/31/16 - 08/31/19, with a value of $313,977,682.	307,818,708	307,818,708

Total Short-Term Investments (Cost $394,427,568)		394,427,568

Total Investments—96.1% (Cost $1,513,480,646) (f)		1,400,670,339
Other assets and liabilities (net)—3.9%		56,931,031

Net Assets—100.0%		$1,457,601,370

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Principal amount of security is adjusted for inflation.
(b)	All or a portion of the security was held on loan. As of March 31, 2015, the market value of securities loaned was $41,451,418 and the collateral received consisted of cash in the amount of $42,308,860. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	The rate shown represents current yield to maturity.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2015. Maturity date shown for callable securities reflects the earliest possible call date.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2015.
(f)	As of March 31, 2015, the aggregate cost of investments was $1,513,480,646. The aggregate unrealized appreciation and depreciation of investments were $20,832,934 and $(133,643,241), respectively, resulting in net unrealized depreciation of $(112,810,307).
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2015, the market value of 144A securities was $94,339,944, which is 6.5% of net assets.
(BRL)—	Brazilian Real
(EUR)—	Euro
(HUF)—	Hungarian Forint
(IDR)—	Indonesian Rupiah
(KRW)—	South Korea Won
(LKR)—	Sri Lankan Rupee
(MXN)—	Mexican Peso

MIST-231

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

(MYR)—	Malaysian Ringgit
(PEN)—	Peruvian Nuevo Sol
(PHP)—	Philippine Peso
(PLN)—	Polish Zloty
(SGD)—	Singapore Dollar

Top Industries as of March 31, 2015 (Unaudited)	% of Net Assets
Global Government Investment Grade	39.6
Global Government High Yield	29.4

69.0

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CLP	39,050,000	Deutsche Bank AG	04/06/15	USD	62,830	$(320)
CLP	407,923,000	Deutsche Bank AG	04/06/15	USD	652,103	887
CLP	433,400,000	Deutsche Bank AG	04/20/15	USD	673,400	19,597
CLP	70,990,000	Deutsche Bank AG	04/24/15	USD	114,463	(988)
CLP	219,160,000	Deutsche Bank AG	04/27/15	USD	348,122	2,114
CLP	89,414,000	Deutsche Bank AG	05/05/15	USD	141,288	1,509
CLP	438,100,000	Barclays Bank plc	05/06/15	USD	693,416	6,168
CLP	205,086,000	Deutsche Bank AG	05/06/15	USD	326,103	1,391
CLP	205,085,000	Deutsche Bank AG	05/07/15	USD	326,829	629
CLP	9,313,680,000	JPMorgan Chase Bank N.A.	05/11/15	USD	15,893,652	(1,028,719)
CLP	440,900,000	Morgan Stanley & Co.	05/11/15	USD	752,517	(48,827)
CLP	9,249,063,000	Deutsche Bank AG	05/12/15	USD	15,776,653	(1,016,378)
CLP	1,858,200,000	Morgan Stanley & Co.	05/12/15	USD	2,935,313	30,127
CLP	93,075,000	Deutsche Bank AG	05/18/15	USD	146,298	2,145
CLP	91,925,000	Deutsche Bank AG	05/19/15	USD	145,566	1,028
CLP	313,500,000	Morgan Stanley & Co.	05/20/15	USD	501,600	(1,709)
CLP	70,700,000	Deutsche Bank AG	05/26/15	USD	113,702	(1,038)
CLP	687,600,000	JPMorgan Chase Bank N.A.	05/26/15	USD	1,100,600	(4,869)
CLP	108,963,000	Deutsche Bank AG	05/29/15	USD	173,301	284
CLP	1,155,000,000	Barclays Bank plc	06/04/15	USD	2,032,377	(193,449)
CLP	113,400,000	Morgan Stanley & Co.	06/05/15	USD	198,686	(18,152)
CLP	93,075,000	Deutsche Bank AG	06/17/15	USD	145,350	2,681
CLP	91,925,000	Deutsche Bank AG	06/18/15	USD	142,497	3,692
CLP	611,090,000	JPMorgan Chase Bank N.A.	06/18/15	USD	949,635	22,190
CLP	488,550,000	Morgan Stanley & Co.	06/19/15	USD	755,638	21,246
CLP	36,802,000	Deutsche Bank AG	07/07/15	USD	58,345	86
CLP	753,400,000	Morgan Stanley & Co.	07/28/15	USD	1,296,306	(102,469)
CLP	438,900,000	Deutsche Bank AG	08/12/15	USD	741,636	(47,136)
CLP	376,530,000	Morgan Stanley & Co.	08/18/15	USD	634,476	(39,004)
CLP	202,610,000	JPMorgan Chase Bank N.A.	08/20/15	USD	341,526	(21,163)
CLP	245,250,000	Deutsche Bank AG	08/27/15	USD	409,227	(21,699)
CLP	246,100,000	JPMorgan Chase Bank N.A.	08/28/15	USD	410,714	(21,879)
CLP	39,050,000	Deutsche Bank AG	09/08/15	USD	64,482	(2,847)
EUR	1,005,008	Barclays Bank plc	04/02/15	USD	1,089,429	(8,794)
EUR	3,193,000	JPMorgan Chase Bank N.A.	04/14/15	USD	3,790,008	(356,191)
EUR	302,256	JPMorgan Chase Bank N.A.	05/20/15	USD	358,905	(33,698)
EUR	9,480,000	JPMorgan Chase Bank N.A.	06/23/15	USD	11,261,292	(1,056,420)
EUR	5,010,000	JPMorgan Chase Bank N.A.	07/31/15	USD	5,954,706	(558,253)
EUR	2,537,900	JPMorgan Chase Bank N.A.	08/11/15	USD	3,016,963	(282,792)
EUR	2,600,000	JPMorgan Chase Bank N.A.	08/20/15	USD	3,091,231	(289,733)
EUR	4,541,000	JPMorgan Chase Bank N.A.	08/21/15	USD	5,399,045	(506,039)
EUR	440,882	Deutsche Bank AG	08/31/15	USD	523,825	(48,687)
EUR	1,990,000	Deutsche Bank AG	11/05/15	USD	2,367,264	(219,890)
INR	14,658,000	JPMorgan Chase Bank N.A.	04/22/15	USD	232,390	974
INR	16,661,000	Deutsche Bank AG	04/27/15	USD	265,683	(701)
INR	87,722,817	Deutsche Bank AG	04/30/15	USD	1,409,700	(15,378)
INR	35,346,000	Deutsche Bank AG	05/05/15	USD	565,107	(3,867)
INR	75,632,417	Deutsche Bank AG	05/05/15	USD	1,214,202	(13,276)

MIST-232

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
INR	34,949,750	HSBC Bank plc	05/05/15	USD	560,496	$(5,548)
INR	1,228,565,000	HSBC Bank plc	05/12/15	USD	19,554,294	(74,871)
INR	76,037,667	Deutsche Bank AG	05/29/15	USD	1,208,543	(7,177)
INR	34,949,750	HSBC Bank plc	06/03/15	USD	556,392	(4,770)
INR	228,261,000	HSBC Bank plc	06/30/15	USD	3,580,127	1,993
KRW	2,321,000,000	Deutsche Bank AG	06/29/15	USD	2,241,646	(155,363)
KRW	2,328,000,000	HSBC Bank plc	09/30/15	USD	2,213,769	(125,321)
MXN	205,379,143	HSBC Bank plc	05/19/15	USD	15,372,000	(1,946,578)
MXN	285,397,780	HSBC Bank plc	10/07/15	USD	20,670,514	(2,199,884)
MXN	35,485,000	Deutsche Bank AG	10/14/15	USD	2,594,691	(299,376)
MXN	521,116,000	Citibank N.A.	02/16/16	USD	33,817,840	(431,828)
MXN	16,965,000	HSBC Bank plc	03/11/16	USD	1,066,579	18,301
MYR	6,890,000	JPMorgan Chase Bank N.A.	04/02/15	USD	2,114,535	(254,132)
MYR	13,780,000	JPMorgan Chase Bank N.A.	04/02/15	USD	4,134,289	(413,485)
MYR	1,900,500	JPMorgan Chase Bank N.A.	04/08/15	USD	529,240	(16,367)
MYR	48,436,950	JPMorgan Chase Bank N.A.	05/06/15	USD	14,550,000	(1,511,276)
MYR	50,424,120	JPMorgan Chase Bank N.A.	05/14/15	USD	15,293,012	(1,728,176)
MYR	99,141,840	HSBC Bank plc	06/08/15	USD	29,992,993	(3,377,377)
MYR	6,890,000	JPMorgan Chase Bank N.A.	07/02/15	USD	2,103,560	(257,736)
MYR	3,409,400	Deutsche Bank AG	07/08/15	USD	942,214	(29,218)
MYR	54,230,000	JPMorgan Chase Bank N.A.	07/28/15	USD	14,821,394	(319,308)
MYR	4,429,000	JPMorgan Chase Bank N.A.	07/31/15	USD	1,363,944	(179,795)
MYR	7,610,828	HSBC Bank plc	08/06/15	USD	2,328,610	(294,600)
MYR	7,165,900	JPMorgan Chase Bank N.A.	08/27/15	USD	2,214,842	(302,511)
MYR	10,421,193	HSBC Bank plc	08/28/15	USD	2,836,548	(55,683)
MYR	21,469,000	HSBC Bank plc	10/01/15	USD	6,418,236	(702,683)
MYR	13,558,531	JPMorgan Chase Bank N.A.	10/16/15	USD	4,077,018	(470,597)
MYR	3,043,000	JPMorgan Chase Bank N.A.	10/20/15	USD	909,254	(100,037)
MYR	5,541,000	HSBC Bank plc	10/23/15	USD	1,657,146	(183,899)
MYR	4,132,000	Deutsche Bank AG	10/26/15	USD	1,239,984	(141,555)
MYR	2,756,789	HSBC Bank plc	10/26/15	USD	827,368	(94,517)
MYR	2,837,000	JPMorgan Chase Bank N.A.	10/30/15	USD	849,528	(95,530)
MYR	2,742,080	Deutsche Bank AG	11/19/15	USD	802,341	(74,413)
MYR	1,632,000	HSBC Bank plc	11/20/15	USD	476,232	(43,018)
MYR	306,000	JPMorgan Chase Bank N.A.	01/11/16	USD	82,781	(1,792)
MYR	1,022,000	JPMorgan Chase Bank N.A.	01/11/16	USD	276,478	(5,986)
SGD	10,928,651	Deutsche Bank AG	05/06/15	USD	8,730,000	(772,839)
SGD	3,014,189	Morgan Stanley & Co.	05/08/15	USD	2,418,413	(223,900)
SGD	3,051,000	Deutsche Bank AG	05/19/15	USD	2,442,070	(221,431)
SGD	569,250	Deutsche Bank AG	05/28/15	USD	438,678	(24,458)
SGD	569,250	Deutsche Bank AG	05/29/15	USD	453,495	(39,287)
SGD	2,180,000	JPMorgan Chase Bank N.A.	06/15/15	USD	1,661,585	(76,008)
SGD	2,625,000	HSBC Bank plc	06/22/15	USD	1,997,869	(88,954)
SGD	2,190,000	JPMorgan Chase Bank N.A.	07/23/15	USD	1,638,363	(46,918)
SGD	12,676,300	JPMorgan Chase Bank N.A.	07/27/15	USD	9,452,166	(241,290)
SGD	2,353,000	HSBC Bank plc	08/11/15	USD	1,742,834	(33,668)
SGD	4,687,000	Deutsche Bank AG	08/12/15	USD	3,457,382	(52,927)
SGD	1,398,000	HSBC Bank plc	08/17/15	USD	1,029,398	(14,059)
SGD	1,398,000	HSBC Bank plc	08/18/15	USD	1,029,398	(14,082)
SGD	1,398,000	Deutsche Bank AG	08/24/15	USD	1,025,227	(10,048)
SGD	2,961,000	Deutsche Bank AG	08/26/15	USD	2,175,287	(25,206)
SGD	10,161,130	Morgan Stanley & Co.	08/26/15	USD	7,462,091	(83,758)
SGD	4,013,100	HSBC Bank plc	09/16/15	USD	2,878,838	33,836
SGD	3,488,000	HSBC Bank plc	09/21/15	USD	2,763,867	(232,590)

MIST-233

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CLP	205,086,000	Deutsche Bank AG	04/06/15	USD	326,830	$(1,465)
CLP	205,085,000	Deutsche Bank AG	04/06/15	USD	327,612	(682)
CLP	36,802,000	Deutsche Bank AG	04/06/15	USD	58,789	(122)
EUR	1,005,008	Barclays Bank plc	04/02/15	USD	1,385,353	304,718
EUR	2,372,000	Deutsche Bank AG	04/07/15	USD	3,272,008	721,345
EUR	640,496	Deutsche Bank AG	04/07/15	USD	884,237	195,498
EUR	3,821,000	HSBC Bank plc	04/10/15	USD	5,267,917	1,158,950
EUR	4,186,153	Deutsche Bank AG	04/13/15	USD	5,778,021	1,276,206
EUR	1,911,000	Standard Chartered Bank	04/13/15	USD	2,641,442	586,340
EUR	3,193,000	JPMorgan Chase Bank N.A.	04/14/15	USD	4,425,658	991,841
EUR	3,696,678	HSBC Bank plc	04/16/15	USD	5,133,244	1,157,658
EUR	989,372	Barclays Bank plc	04/22/15	USD	1,365,415	301,314
EUR	274,083	JPMorgan Chase Bank N.A.	04/22/15	USD	379,179	84,394
EUR	692,175	Barclays Bank plc	04/30/15	USD	959,673	215,139
EUR	5,010,000	Standard Chartered Bank	04/30/15	USD	6,933,139	1,544,161
EUR	3,083,128	Barclays Bank plc	05/05/15	USD	4,272,784	956,217
EUR	7,580,000	Goldman Sachs & Co.	05/07/15	USD	10,522,101	2,367,964
EUR	2,440,000	Goldman Sachs & Co.	05/13/15	USD	3,362,320	737,293
EUR	17,552,000	Standard Chartered Bank	05/13/15	USD	24,144,092	5,261,113
EUR	7,408,999	Goldman Sachs & Co.	05/14/15	USD	10,205,451	2,234,516
EUR	2,080,000	Barclays Bank plc	05/18/15	USD	2,855,258	617,379
EUR	302,256	JPMorgan Chase Bank N.A.	05/20/15	USD	379,360	54,153
EUR	1,287,000	Deutsche Bank AG	05/21/15	USD	1,616,215	231,472
EUR	1,154,000	Goldman Sachs & Co.	05/21/15	USD	1,584,223	342,580
EUR	469,000	Barclays Bank plc	05/22/15	USD	643,058	138,432
EUR	195,330	Barclays Bank plc	06/05/15	USD	266,030	55,822
EUR	2,021,800	Deutsche Bank AG	06/10/15	USD	2,762,385	586,421
EUR	1,546,000	Deutsche Bank AG	06/15/15	USD	2,095,402	431,392
EUR	9,480,000	JPMorgan Chase Bank N.A.	06/23/15	USD	12,941,148	2,736,276
EUR	776,000	Barclays Bank plc	07/16/15	USD	1,059,907	224,261
EUR	3,870,000	Morgan Stanley & Co.	07/16/15	USD	5,283,943	1,116,479
EUR	1,218,000	Barclays Bank plc	07/20/15	USD	1,651,279	339,570
EUR	670,000	Deutsche Bank AG	07/22/15	USD	908,453	186,881
EUR	4,966,000	Morgan Stanley & Co.	07/22/15	USD	6,722,673	1,374,425
EUR	609,000	Deutsche Bank AG	07/23/15	USD	825,000	169,113
EUR	799,500	Citibank N.A.	07/28/15	USD	1,078,470	217,343
EUR	5,010,000	JPMorgan Chase Bank N.A.	07/31/15	USD	6,735,745	1,339,292
EUR	146,322	Barclays Bank plc	08/04/15	USD	196,267	38,648
EUR	5,009,000	HSBC Bank plc	08/04/15	USD	6,722,203	1,326,465
EUR	5,009,000	UBS AG	08/04/15	USD	6,722,078	1,326,339
EUR	3,073,000	Barclays Bank plc	08/05/15	USD	4,130,957	820,639
EUR	1,362,600	JPMorgan Chase Bank N.A.	08/05/15	USD	1,831,825	363,996
EUR	502,668	Citibank N.A.	08/10/15	USD	672,143	130,609
EUR	146,742	Citibank N.A.	08/10/15	USD	196,341	38,253
EUR	1,943,000	Deutsche Bank AG	08/11/15	USD	2,603,533	510,269
EUR	2,537,900	JPMorgan Chase Bank N.A.	08/11/15	USD	3,399,200	665,029
EUR	900,000	Goldman Sachs & Co.	08/12/15	USD	1,208,466	238,847
EUR	650,000	Morgan Stanley & Co.	08/14/15	USD	811,824	111,520
EUR	650,000	Morgan Stanley & Co.	08/17/15	USD	872,641	172,302
EUR	2,341,000	Barclays Bank plc	08/18/15	USD	3,141,657	619,317
EUR	1,313,000	Deutsche Bank AG	08/20/15	USD	1,761,160	346,403
EUR	2,600,000	JPMorgan Chase Bank N.A.	08/20/15	USD	3,488,875	687,377
EUR	4,541,000	JPMorgan Chase Bank N.A.	08/21/15	USD	6,062,916	1,169,910
EUR	1,115,456	Barclays Bank plc	08/26/15	USD	1,484,254	282,229
EUR	440,882	Deutsche Bank AG	08/31/15	USD	583,119	107,981
EUR	720,000	Deutsche Bank AG	09/02/15	USD	951,466	175,496
EUR	1,516,100	Deutsche Bank AG	09/08/15	USD	2,000,069	365,950

MIST-234

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	281,896	Barclays Bank plc	09/21/15	USD	366,852	$62,946
EUR	3,307,000	Deutsche Bank AG	09/23/15	USD	4,270,825	705,493
EUR	685,747	Barclays Bank plc	09/24/15	USD	884,188	144,861
EUR	840,650	Citibank N.A.	09/28/15	USD	1,084,186	177,791
EUR	1,538,000	Deutsche Bank AG	09/28/15	USD	1,980,683	322,399
EUR	1,815,000	Barclays Bank plc	09/29/15	USD	2,317,401	360,421
EUR	1,620,000	HSBC Bank plc	09/30/15	USD	2,064,261	317,505
EUR	4,440,000	Deutsche Bank AG	10/01/15	USD	5,663,753	876,269
EUR	2,310,000	JPMorgan Chase Bank N.A.	10/07/15	USD	2,927,625	436,525
EUR	3,220,000	Goldman Sachs & Co.	10/09/15	USD	4,079,257	606,663
EUR	3,217,000	JPMorgan Chase Bank N.A.	10/14/15	USD	4,072,272	602,534
EUR	3,529,000	Deutsche Bank AG	10/26/15	USD	4,479,536	672,288
EUR	2,313,904	Barclays Bank plc	10/27/15	USD	2,938,589	442,187
EUR	8,218,000	Deutsche Bank AG	10/28/15	USD	10,454,118	1,587,771
EUR	4,118,000	Goldman Sachs & Co.	10/29/15	USD	5,238,096	795,116
EUR	1,370,039	Deutsche Bank AG	10/30/15	USD	1,749,471	271,281
EUR	92,609	Deutsche Bank AG	11/03/15	USD	117,289	17,361
EUR	4,170,000	UBS AG	11/04/15	USD	5,242,732	743,058
EUR	1,990,000	Deutsche Bank AG	11/05/15	USD	2,495,918	348,544
EUR	652,963	Barclays Bank plc	11/06/15	USD	820,278	115,662
EUR	1,618,000	Deutsche Bank AG	11/10/15	USD	2,020,801	274,655
EUR	9,537,000	Citibank N.A.	11/12/15	USD	11,953,485	1,660,702
EUR	1,525,000	Deutsche Bank AG	11/12/15	USD	1,900,531	254,679
EUR	413,121	JPMorgan Chase Bank N.A.	11/12/15	USD	517,661	71,801
EUR	1,623,000	Morgan Stanley & Co.	11/12/15	USD	2,029,115	277,497
EUR	309,733	Deutsche Bank AG	11/16/15	USD	387,615	53,308
EUR	86,267	Deutsche Bank AG	11/19/15	USD	107,838	14,720
EUR	1,380,000	Deutsche Bank AG	12/04/15	USD	1,721,826	231,747
EUR	263,000	Standard Chartered Bank	12/09/15	USD	324,889	40,879
EUR	1,529,000	Bank of America N.A.	12/15/15	USD	1,901,235	249,873
EUR	1,340,000	JPMorgan Chase Bank N.A.	12/15/15	USD	1,672,762	225,526
EUR	14,641,000	Barclays Bank plc	01/05/16	USD	17,844,833	2,024,783
EUR	10,266,434	Deutsche Bank AG	01/07/16	USD	12,313,766	1,219,946
EUR	13,187,000	Barclays Bank plc	01/11/16	USD	15,691,739	1,440,378
EUR	8,953,000	Standard Chartered Bank	01/13/16	USD	10,633,926	957,759
EUR	12,261,000	JPMorgan Chase Bank N.A.	01/15/16	USD	14,501,072	1,248,962
EUR	12,261,000	Barclays Bank plc	01/19/16	USD	14,510,562	1,256,962
EUR	12,208,000	JPMorgan Chase Bank N.A.	01/19/16	USD	14,425,583	1,229,273
EUR	913,000	Barclays Bank plc	01/21/16	USD	1,065,562	78,594
EUR	12,323,000	JPMorgan Chase Bank N.A.	01/25/16	USD	14,425,661	1,102,794
EUR	1,858,400	Citibank N.A.	01/29/16	USD	2,117,312	107,899
EUR	9,760,000	Deutsche Bank AG	01/29/16	USD	11,135,672	582,575
EUR	8,440,000	Deutsche Bank AG	02/03/16	USD	9,590,372	463,255
EUR	2,553,000	Citibank N.A.	02/09/16	USD	2,932,376	171,065
EUR	6,590,000	Goldman Sachs & Co.	02/09/16	USD	7,575,205	447,498
EUR	419,000	HSBC Bank plc	02/10/16	USD	475,875	22,674
EUR	1,915,000	Barclays Bank plc	02/11/16	USD	2,176,455	105,085
EUR	1,023,000	Barclays Bank plc	02/11/16	USD	1,162,639	56,106
EUR	446,000	Standard Chartered Bank	02/16/16	USD	507,336	24,850
EUR	1,022,000	Goldman Sachs & Co.	02/17/16	USD	1,174,206	68,568
EUR	1,912,000	JPMorgan Chase Bank N.A.	02/17/16	USD	2,195,072	126,598
EUR	2,080,000	Barclays Bank plc	02/22/16	USD	2,384,034	133,494
EUR	1,120,359	Bank of America N.A.	02/26/16	USD	1,279,260	66,906
EUR	4,757,839	Barclays Bank plc	02/26/16	USD	5,429,313	280,799
EUR	1,673,320	Deutsche Bank AG	02/26/16	USD	1,906,413	95,694
EUR	3,548,416	Barclays Bank plc	03/09/16	USD	3,953,077	111,997
EUR	8,070,000	Deutsche Bank AG	03/09/16	USD	8,971,016	235,423

MIST-235

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	714,000	HSBC Bank plc	03/09/16	USD	793,897	$21,008
EUR	10,839,830	Citibank N.A.	03/10/16	USD	11,894,545	160,344
EUR	2,023,000	Morgan Stanley & Co.	03/10/16	USD	2,217,511	27,598
EUR	651,717	Barclays Bank plc	03/16/16	USD	697,428	(8,180)
EUR	462,068	Citibank N.A.	03/16/16	USD	495,106	(5,171)
EUR	225,000	JPMorgan Chase Bank N.A.	03/16/16	USD	240,941	(2,664)
EUR	399,325	Barclays Bank plc	03/23/16	USD	429,039	(3,392)
EUR	6,962,400	Bank of America N.A.	03/29/16	USD	7,669,223	128,336
EUR	6,928,900	Bank of America N.A.	03/29/16	USD	7,669,184	164,580
EUR	885,700	Bank of America N.A.	03/29/16	USD	981,621	22,331
EUR	31,188,000	Deutsche Bank AG	03/29/16	USD	34,337,988	558,663
EUR	24,145,000	Deutsche Bank AG	03/29/16	USD	26,583,645	432,504
EUR	9,737,000	Deutsche Bank AG	03/29/16	USD	10,720,437	174,417
EUR	8,042,000	Deutsche Bank AG	03/29/16	USD	8,854,242	144,054
EUR	7,170,000	Deutsche Bank AG	03/29/16	USD	7,894,170	128,434
EUR	1,040,000	Deutsche Bank AG	03/29/16	USD	1,146,184	19,773
EUR	4,150,100	Bank of America N.A.	03/30/16	USD	4,601,486	106,439
EUR	1,815,000	Barclays Bank plc	03/30/16	USD	2,006,092	40,234
EUR	205,485	Deutsche Bank AG	03/31/16	USD	225,540	2,970
EUR	1,200,000	Goldman Sachs & Co.	03/31/16	USD	1,318,080	18,302
EUR	1,005,008	Barclays Bank plc	04/01/16	USD	1,097,439	8,835
JPY	100,800,000	Citibank N.A.	04/15/15	USD	995,787	155,179
JPY	177,260,000	Barclays Bank plc	04/17/15	USD	1,744,548	266,272
JPY	106,500,000	JPMorgan Chase Bank N.A.	04/21/15	USD	1,044,497	156,282
JPY	627,180,000	JPMorgan Chase Bank N.A.	04/22/15	USD	6,152,292	921,514
JPY	8,128,806,420	Goldman Sachs & Co.	05/12/15	USD	80,004,000	12,190,384
JPY	796,134,720	Deutsche Bank AG	05/13/15	USD	7,849,879	1,208,133
JPY	791,049,590	Morgan Stanley & Co.	05/13/15	USD	7,793,822	1,194,499
JPY	8,630,050	Bank of America N.A.	05/18/15	USD	85,000	12,999
JPY	8,604,125	Bank of America N.A.	05/19/15	USD	85,000	13,215
JPY	8,627,500	Barclays Bank plc	05/19/15	USD	85,000	13,020
JPY	8,617,300	Citibank N.A.	05/19/15	USD	85,000	13,105
JPY	8,634,400	HSBC Bank plc	05/19/15	USD	85,000	12,962
JPY	275,190,000	JPMorgan Chase Bank N.A.	05/20/15	USD	2,345,336	49,360
JPY	462,800,000	Citibank N.A.	06/09/15	USD	4,531,391	669,049
JPY	693,100,000	HSBC Bank plc	06/09/15	USD	6,785,585	1,001,253
JPY	596,690,000	Barclays Bank plc	06/10/15	USD	5,843,743	863,928
JPY	464,700,000	Citibank N.A.	06/10/15	USD	4,544,210	665,948
JPY	430,940,000	Citibank N.A.	06/10/15	USD	4,214,078	617,567
JPY	635,480,000	HSBC Bank plc	06/10/15	USD	6,225,954	922,407
JPY	210,400,000	Deutsche Bank AG	06/11/15	USD	2,059,918	303,946
JPY	588,770,000	JPMorgan Chase Bank N.A.	06/11/15	USD	5,763,102	849,303
JPY	119,465,000	Citibank N.A.	06/17/15	USD	1,174,311	177,172
JPY	248,300,000	JPMorgan Chase Bank N.A.	06/17/15	USD	2,441,003	368,516
JPY	930,710,000	Deutsche Bank AG	06/22/15	USD	9,139,841	1,370,838
JPY	811,652,000	Barclays Bank plc	06/30/15	USD	8,010,185	1,234,107
JPY	183,890,000	HSBC Bank plc	07/16/15	USD	1,584,166	48,552
JPY	248,150,000	Standard Chartered Bank	07/16/15	USD	2,128,746	56,514
JPY	105,570,000	Deutsche Bank AG	07/21/15	USD	907,856	26,197
JPY	353,334,000	Citibank N.A.	07/24/15	USD	3,496,210	545,223
JPY	544,000,000	JPMorgan Chase Bank N.A.	07/24/15	USD	5,380,013	836,615
JPY	189,600,000	JPMorgan Chase Bank N.A.	07/27/15	USD	1,876,113	292,526
JPY	411,460,000	Barclays Bank plc	07/29/15	USD	4,055,691	618,959
JPY	105,370,000	Barclays Bank plc	08/11/15	USD	1,033,921	153,625
JPY	303,103,000	Citibank N.A.	08/11/15	USD	2,975,244	443,019
JPY	105,400,000	Citibank N.A.	08/11/15	USD	1,034,601	154,054
JPY	105,370,000	Deutsche Bank AG	08/12/15	USD	1,038,271	157,960

MIST-236

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
JPY	109,070,000	Citibank N.A.	08/17/15	USD	915,193	$3,895
JPY	338,124,000	Deutsche Bank AG	08/18/15	USD	3,315,315	490,184
JPY	639,006,000	HSBC Bank plc	08/20/15	USD	6,252,505	913,233
JPY	457,974,000	JPMorgan Chase Bank N.A.	08/20/15	USD	4,483,304	656,662
JPY	151,705,000	Barclays Bank plc	08/24/15	USD	1,474,453	206,784
JPY	149,920,000	Deutsche Bank AG	08/25/15	USD	1,449,791	197,017
JPY	300,880,000	HSBC Bank plc	08/25/15	USD	2,911,272	397,034
JPY	427,709,000	Barclays Bank plc	08/26/15	USD	4,141,818	567,701
JPY	302,459,000	JPMorgan Chase Bank N.A.	08/26/15	USD	2,926,862	399,387
JPY	144,300,000	JPMorgan Chase Bank N.A.	08/26/15	USD	1,210,570	4,739
JPY	350,622,000	Standard Chartered Bank	08/26/15	USD	2,940,411	10,465
JPY	256,658,000	Deutsche Bank AG	08/27/15	USD	2,477,621	332,842
JPY	488,094,000	HSBC Bank plc	08/27/15	USD	4,712,151	633,363
JPY	244,017,000	JPMorgan Chase Bank N.A.	08/27/15	USD	2,358,712	319,569
JPY	150,260,000	JPMorgan Chase Bank N.A.	08/31/15	USD	1,452,665	196,924
JPY	109,297,635	Barclays Bank plc	09/18/15	USD	1,025,172	111,484
JPY	109,471,259	JPMorgan Chase Bank N.A.	09/29/15	USD	1,007,661	92,354
JPY	66,105,000	JPMorgan Chase Bank N.A.	09/30/15	USD	609,024	56,301
JPY	55,370,000	JPMorgan Chase Bank N.A.	10/19/15	USD	523,856	60,680
JPY	104,580,000	JPMorgan Chase Bank N.A.	10/20/15	USD	989,170	114,326
JPY	698,590,000	Barclays Bank plc	10/22/15	USD	6,565,078	720,868
JPY	94,232,353	Citibank N.A.	11/10/15	USD	826,581	37,888
JPY	229,154,000	Citibank N.A.	11/12/15	USD	2,016,562	98,524
JPY	157,477,000	HSBC Bank plc	11/12/15	USD	1,380,439	62,343
JPY	92,567,000	JPMorgan Chase Bank N.A.	11/12/15	USD	813,333	38,539
JPY	119,300,000	Morgan Stanley & Co.	11/16/15	USD	1,040,331	41,681
JPY	93,849,000	Standard Chartered Bank	11/16/15	USD	819,771	34,169
JPY	306,357,000	Deutsche Bank AG	11/18/15	USD	2,641,464	76,849
JPY	379,208,000	Citibank N.A.	11/19/15	USD	3,274,539	99,985
JPY	425,961,000	Citibank N.A.	11/20/15	USD	3,675,246	109,209
JPY	79,941,000	HSBC Bank plc	11/24/15	USD	683,841	14,529
JPY	929,100,000	Deutsche Bank AG	12/21/15	USD	7,953,261	169,084
JPY	930,530,000	HSBC Bank plc	12/21/15	USD	7,956,648	160,490
JPY	383,980,000	Barclays Bank plc	12/22/15	USD	3,247,408	30,270
JPY	599,020,000	Citibank N.A.	12/22/15	USD	5,073,001	54,173
JPY	296,207,000	Deutsche Bank AG	01/07/16	USD	2,486,961	4,210
JPY	174,225,000	Goldman Sachs & Co.	01/08/16	USD	1,471,309	10,946
JPY	44,450,000	Citibank N.A.	01/14/16	USD	374,928	2,284
JPY	133,330,000	Standard Chartered Bank	01/14/16	USD	1,131,641	13,875
JPY	554,560,000	Barclays Bank plc	01/15/16	USD	4,719,941	70,680
JPY	360,500,000	JPMorgan Chase Bank N.A.	01/15/16	USD	3,056,743	34,421
JPY	55,370,000	JPMorgan Chase Bank N.A.	01/20/16	USD	476,553	12,283
JPY	359,980,000	Goldman Sachs & Co.	01/27/16	USD	3,077,410	58,431
JPY	2,961,408,150	Deutsche Bank AG	01/28/16	USD	25,335,000	498,398
JPY	443,025,359	HSBC Bank plc	01/28/16	USD	3,785,975	70,430
JPY	342,205,982	Deutsche Bank AG	01/29/16	USD	2,918,950	48,872
JPY	133,761,000	Goldman Sachs & Co.	02/12/16	USD	1,135,059	12,765
JPY	164,870,000	HSBC Bank plc	02/12/16	USD	1,399,587	16,281
JPY	164,783,000	JPMorgan Chase Bank N.A.	02/12/16	USD	1,398,879	16,302
JPY	218,400,000	Citibank N.A.	02/16/16	USD	1,837,008	4,363
JPY	109,360,000	JPMorgan Chase Bank N.A.	02/16/16	USD	922,889	5,224
JPY	156,373,020	Goldman Sachs & Co.	02/17/16	USD	1,325,993	13,794
JPY	196,520,000	JPMorgan Chase Bank N.A.	02/17/16	USD	1,663,471	14,380
JPY	54,700,000	Barclays Bank plc	02/25/16	USD	463,473	4,356
JPY	144,240,000	HSBC Bank plc	02/25/16	USD	1,222,725	12,068
JPY	468,190,000	Barclays Bank plc	02/26/16	USD	3,944,480	14,685
JPY	36,614,000	Deutsche Bank AG	02/29/16	USD	309,920	2,572

MIST-237

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
JPY	338,400,000	JPMorgan Chase Bank N.A.	03/03/16	USD	2,855,756	$14,887
JPY	159,900,000	HSBC Bank plc	03/04/16	USD	1,345,110	2,711
JPY	578,374,700	Barclays Bank plc	03/09/16	USD	4,849,452	(6,826)
JPY	109,701,956	Citibank N.A.	03/16/16	USD	913,271	(8,014)
JPY	465,903,000	Citibank N.A.	03/22/16	USD	3,873,616	(39,733)
JPY	200,950,000	Morgan Stanley & Co.	03/22/16	USD	1,670,491	(17,387)
JPY	160,844,000	Deutsche Bank AG	03/24/16	USD	1,339,585	(11,499)
JPY	250,376,450	Barclays Bank plc	03/28/16	USD	2,113,666	10,277
MYR	20,670,000	JPMorgan Chase Bank N.A.	04/02/15	USD	5,768,909	187,702
MYR	1,900,500	JPMorgan Chase Bank N.A.	04/08/15	USD	530,126	17,253
MYR	48,436,950	JPMorgan Chase Bank N.A.	05/06/15	USD	14,712,514	1,673,790
MYR	50,424,120	JPMorgan Chase Bank N.A.	05/14/15	USD	14,019,551	454,715
MYR	6,890,000	JPMorgan Chase Bank N.A.	07/02/15	USD	1,907,266	61,442
MYR	3,409,400	Deutsche Bank AG	07/08/15	USD	943,935	30,939
MYR	4,429,000	JPMorgan Chase Bank N.A.	07/31/15	USD	1,223,177	39,027
MYR	7,165,900	JPMorgan Chase Bank N.A.	08/27/15	USD	1,975,165	62,834
MYR	13,558,531	JPMorgan Chase Bank N.A.	10/16/15	USD	3,723,746	117,325
MYR	3,043,000	JPMorgan Chase Bank N.A.	10/20/15	USD	835,507	26,290
MYR	4,132,000	Deutsche Bank AG	10/26/15	USD	1,134,728	36,299
MYR	2,837,000	JPMorgan Chase Bank N.A.	10/30/15	USD	778,433	24,435
MYR	2,742,080	Deutsche Bank AG	11/19/15	USD	751,811	23,883
MYR	1,328,000	JPMorgan Chase Bank N.A.	01/11/16	USD	362,574	11,094
SGD	7,880,000	JPMorgan Chase Bank N.A.	07/27/15	USD	5,850,254	124,474

Cross Currency Contracts to Buy
HUF	388,774,000	JPMorgan Chase Bank N.A.	09/23/15	EUR	1,235,655	54,014
HUF	311,219,000	JPMorgan Chase Bank N.A.	09/25/15	EUR	988,091	44,307
MYR	10,283,480	Deutsche Bank AG	04/14/15	EUR	2,421,146	169,864
MYR	116,701,051	JPMorgan Chase Bank N.A.	07/14/15	EUR	27,180,867	1,969,056
MYR	48,436,950	JPMorgan Chase Bank N.A.	10/08/15	JPY	1,581,287,200	(334,338)
MYR	44,900,000	JPMorgan Chase Bank N.A.	10/13/15	JPY	1,449,179,828	(175,743)
PLN	4,666,000	Deutsche Bank AG	04/17/15	EUR	1,120,423	25,699
PLN	5,956,000	Morgan Stanley & Co.	05/27/15	EUR	1,395,501	67,214
PLN	4,666,000	Barclays Bank plc	06/11/15	EUR	1,127,966	14,439
PLN	4,666,000	Deutsche Bank AG	06/11/15	EUR	1,128,416	13,955
PLN	39,200,000	Deutsche Bank AG	07/07/15	EUR	9,263,198	338,024
PLN	35,870,000	Deutsche Bank AG	08/19/15	EUR	8,416,237	354,611

Net Unrealized Appreciation						$87,029,752

Swap Agreements

OTC Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Depreciation
Receive	3M LIBOR	3.018%	08/22/23	JPMorgan Chase Bank N.A.	USD	26,870,000	$(2,325,472)	$—	$(2,325,472)
Receive	3M LIBOR	3.848%	08/22/43	JPMorgan Chase Bank N.A.	USD	15,360,000	(4,806,666)	—	(4,806,666)

Totals							$(7,132,138)	$—	$(7,132,138)

MIST-238

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Swap Agreements—(Continued)

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive	3M LIBOR	2.730%	07/07/24	USD	14,050,000	$(904,285)
Receive	3M LIBOR	1.973%	01/27/25	USD	25,900,000	115,804
Receive	3M LIBOR	1.970%	01/23/25	USD	43,890,000	207,534
Receive	3M LIBOR	1.942%	01/30/25	USD	5,480,000	40,155
Receive	3M LIBOR	1.937%	01/29/25	USD	6,480,000	50,271
Receive	3M LIBOR	1.914%	01/22/25	USD	35,110,000	342,252
Receive	3M LIBOR	1.817%	02/03/25	USD	8,640,000	163,379
Receive	3M LIBOR	0.925%	10/17/17	USD	74,980,000	104,995

Net Unrealized Appreciation						$120,105

Cash in the amount of $42,302,734 and securities in the amount of $14,807,962 have been received at the custodian bank as collateral for forward foreign exchange contracts.

(CLP)—	Chilean Peso
(EUR)—	Euro
(HUF)—	Hungarian Forint
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korea Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(PLN)—	Polish Zloty
(SGD)—	Singapore Dollar
(USD)—	United States Dollar
(LIBOR)—	London Interbank Offered Rate

MIST-239

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$1,006,242,771	$—	$1,006,242,771
Short-Term Investments
Discount Note	—	44,300,000	—	44,300,000
Mutual Fund	42,308,860	—	—	42,308,860
Repurchase Agreement	—	307,818,708	—	307,818,708
Total Short-Term Investments	42,308,860	352,118,708	—	394,427,568
Total Investments	$42,308,860	$1,358,361,479	$—	$1,400,670,339

Collateral for Securities Loaned (Liability)	$—	$(42,308,860)	$—	$(42,308,860)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$111,715,163	$—	$111,715,163
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(24,685,411)	—	(24,685,411)
Total Forward Contracts	$—	$87,029,752	$—	$87,029,752
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$1,024,390	$—	$1,024,390
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(904,285)	—	(904,285)
Total Centrally Cleared Swap Contracts	$—	$120,105	$—	$120,105
OTC Swap Contracts
OTC Swap Contracts at Value (Liabilities)	$—	$(7,132,138)	$—	$(7,132,138)

* See Schedule of Investments for additional detailed categorizations.

MIST-240

Met Investors Series Trust

MetLife Asset Allocation 100 Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	6,117,965	$64,116,271
BlackRock Capital Appreciation Portfolio (Class A) (a)	1,722,257	73,574,825
BlackRock Large Cap Value Portfolio (Class A) (a)	6,372,888	64,684,818
Clarion Global Real Estate Portfolio (Class A) (b)	5,553,018	71,744,998
ClearBridge Aggressive Growth Portfolio (Class A) (b)	6,620,962	109,510,717
Frontier Mid Cap Growth Portfolio (Class A) (a)	693,489	27,892,116
Goldman Sachs Mid Cap Value Portfolio (Class A) (b)	1,665,691	27,750,418
Harris Oakmark International Portfolio (Class A) (b)	4,851,174	82,518,472
Invesco Comstock Portfolio (Class A) (b)	5,781,496	91,347,630
Invesco Mid Cap Value Portfolio (Class A) (b)	878,920	18,571,587
Invesco Small Cap Growth Portfolio (Class A) (b)	2,235,603	46,366,399
Jennison Growth Portfolio (Class A) (a)	6,455,820	110,136,295
JPMorgan Small Cap Value Portfolio (Class A) (b)	1,802,370	33,470,009
Loomis Sayles Small Cap Growth Portfolio (Class A) (a)	2,143,262	33,563,477
Met/Artisan International Portfolio (Class A) (b) (c)	5,234,078	54,800,795
Met/Artisan Mid Cap Value Portfolio (Class A) (a)	131,780	36,576,833
Met/Dimensional International Small Company Portfolio (Class A) (a)	5,253,893	81,067,575
MetLife Small Cap Value Portfolio (Class A) (b)	1,577,002	33,542,842
MFS Emerging Markets Equity Portfolio (Class A) (b)	6,228,116	60,225,882
MFS Research International Portfolio (Class A) (b)	4,707,792	54,469,150
MFS Value Portfolio (Class A) (a)	4,937,057	91,533,036

Affiliated Investment Companies—(Continued)
Morgan Stanley Mid Cap Growth Portfolio (Class A) (b)	1,070,375	18,217,781
Neuberger Berman Genesis Portfolio (Class A) (a)	1,578,367	29,783,782
Oppenheimer Global Equity Portfolio (Class A) (b)	1,267,653	27,710,884
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	4,209,059	110,529,898
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	2,535,773	90,856,758
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	2,092,707	27,937,638
T. Rowe Price Small Cap Growth Portfolio (Class A) (a)	1,102,856	27,957,404
Van Eck Global Natural Resources Portfolio (Class A) (a)	6,235,489	71,396,345
WMC Core Equity Opportunities Portfolio (Class A) (a)	2,079,589	90,378,935
WMC Large Cap Research Portfolio (Class A) (b)	4,295,303	64,601,353

Total Mutual Funds (Cost $1,478,352,989)		1,826,834,923

Total Investments—100.0% (Cost $1,478,352,989) (d)		1,826,834,923
Other assets and liabilities (net)—0.0%		(513,951)

Net Assets—100.0%		$1,826,320,972

(a)	A Portfolio of Metropolitan Series Fund.
(b)	A Portfolio of Met Investors Series Trust.
(c)	Non-income producing security.
(d)	As of March 31, 2015, the aggregate cost of investments was $1,478,352,989. The aggregate unrealized appreciation and depreciation of investments were $363,439,009 and $(14,957,075), respectively, resulting in net unrealized appreciation of $348,481,934.

MIST-241

Met Investors Series Trust

MetLife Asset Allocation 100 Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$1,826,834,923	$—	$—	$1,826,834,923
Total Investments	$1,826,834,923	$—	$—	$1,826,834,923

MIST-242

Met Investors Series Trust

MetLife Balanced Plus Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Mutual Funds—69.7% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—69.7%
Baillie Gifford International Stock Portfolio (Class A) (a)	26,828,987	$281,167,781
BlackRock Bond Income Portfolio (Class A) (a)	7,916,732	897,440,792
BlackRock Capital Appreciation Portfolio (Class A) (a)	1,391,383	59,439,886
BlackRock High Yield Portfolio (Class A) (b)	13,344,971	112,097,759
Clarion Global Real Estate Portfolio (Class A) (b)	12,524,151	161,812,035
ClearBridge Aggressive Growth Portfolio (Class A) (b)	3,537,168	58,504,763
Frontier Mid Cap Growth Portfolio (Class A) (a)	1,504,146	60,496,756
Goldman Sachs Mid Cap Value Portfolio (Class A) (b)	10,541,205	175,616,479
Harris Oakmark International Portfolio (Class A) (b)	23,793,229	404,722,824
Invesco Comstock Portfolio (Class A) (b)	3,591,227	56,741,379
Invesco Small Cap Growth Portfolio (Class A) (b)	5,733,832	118,919,674
Jennison Growth Portfolio (Class A) (a)	4,162,913	71,019,296
JPMorgan Core Bond Portfolio (Class A) (b)	68,247,623	726,154,704
JPMorgan Small Cap Value Portfolio (Class A) (b)	6,241,263	115,900,247
Met/Artisan International Portfolio (Class A) (b) (c)	21,484,409	224,941,764
Met/Artisan Mid Cap Value Portfolio (Class A) (a)	606,330	168,293,086
Met/Dimensional International Small Company Portfolio (Class A) (a)	10,427,334	160,893,761
Met/Eaton Vance Floating Rate Portfolio (Class A) (b)	15,954,767	167,365,503
Met/Franklin Low Duration Total Return Portfolio (Class A) (b)	38,665,396	388,200,574
Met/Templeton International Bond Portfolio (Class A) (b)	24,336,870	275,736,735
MetLife Small Cap Value Portfolio (Class A) (b)	5,458,971	116,112,321
MFS Emerging Markets Equity Portfolio (Class A) (b)	15,944,383	154,182,184
MFS Research International Portfolio (Class A) (b)	24,476,514	283,193,271
MFS Value Portfolio (Class A) (a)	3,129,947	58,029,214
Morgan Stanley Mid Cap Growth Portfolio (Class A) (b)	9,965,375	169,610,683
Neuberger Berman Genesis Portfolio (Class A) (a)	4,296,444	81,073,907
Oppenheimer Global Equity Portfolio (Class A) (b)	2,656,478	58,070,613
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	21,680,133	222,004,567
PIMCO Total Return Portfolio (Class A) (b)	63,764,309	787,489,215
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	1,599,403	57,306,607

Affiliated Investment Companies—(Continued)
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	7,111,385	$94,936,985
T. Rowe Price Small Cap Growth Portfolio (Class A) (a)	4,831,617	122,481,504
Van Eck Global Natural Resources Portfolio (Class A) (a)	14,171,662	162,265,530
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	26,947,444	366,754,715
Western Asset Management U.S. Government Portfolio (Class A) (a)	31,827,456	389,249,786
WMC Core Equity Opportunities Portfolio (Class A) (a)	1,291,568	56,131,529
WMC Large Cap Research Portfolio (Class A) (b)	3,837,547	57,716,709

Total Mutual Funds (Cost $7,345,678,304)		7,922,075,138

U.S. Treasury & Government Agencies—20.3%

Federal Agencies—1.4%
Federal Home Loan Mortgage Corp.
1.750%, 05/30/19	36,000,000	36,538,704
2.375%, 01/13/22	10,500,000	10,858,019
6.250%, 07/15/32	30,000,000	44,505,510
Federal National Mortgage Association
6.625%, 11/15/30	1,300,000	1,956,621
Residual Funding Corp. Principal Strip
Zero Coupon, 10/15/19	24,600,000	22,870,325
Zero Coupon, 07/15/20	33,405,000	30,451,597
Zero Coupon, 04/15/30	19,500,000	12,728,020

		159,908,796

U.S. Treasury—18.9%
U.S. Treasury Bonds
2.750%, 08/15/42	3,700,000	3,851,178
2.750%, 11/15/42	11,500,000	11,951,916
2.875%, 05/15/43	126,000,000	134,249,094
3.000%, 05/15/42	3,000,000	3,272,814
3.125%, 11/15/41	172,900,000	193,269,695
3.125%, 02/15/42	179,100,000	200,200,129
3.125%, 02/15/43	64,900,000	72,475,063
3.125%, 08/15/44	13,100,000	14,677,122
3.375%, 05/15/44	56,695,000	66,417,285
4.250%, 05/15/39	6,000,000	7,922,814
4.250%, 11/15/40	177,700,000	236,507,683
4.375%, 11/15/39	52,500,000	70,719,128
4.375%, 05/15/40	19,100,000	25,807,385
4.375%, 05/15/41 (d)	93,500,000	127,437,601
4.500%, 05/15/38	63,000,000	85,744,008
4.625%, 02/15/40	104,000,000	145,169,336
5.250%, 02/15/29	91,000,000	124,478,081
5.375%, 02/15/31	8,000,000	11,367,504
5.500%, 08/15/28	59,900,000	83,298,438

MIST-243

Met Investors Series Trust

MetLife Balanced Plus Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Bonds
6.125%, 11/15/27	8,100,000	$11,728,549
6.250%, 05/15/30	83,800,000	127,376,000
8.000%, 11/15/21 (d)	57,700,000	80,640,251
U.S. Treasury Floating Rate Note
0.088%, 10/31/16 (d) (e)	63,700,000	63,674,902
U.S. Treasury Inflation Indexed Bonds
0.750%, 02/15/45 (f)	3,573,432	3,633,734
2.000%, 01/15/26 (f)	4,475,184	5,303,442
3.625%, 04/15/28 (f)	5,780,720	8,153,526
U.S. Treasury Notes
1.375%, 02/28/19 (d)	31,000,000	31,232,500
2.000%, 05/31/21 (d)	137,500,000	140,797,800
2.125%, 06/30/21 (d)	10,800,000	11,118,935
3.625%, 02/15/21 (d)	100,000	111,625
U.S. Treasury Principal Strips
Zero Coupon, 11/15/27	39,600,000	30,100,554
Zero Coupon, 05/15/39	6,700,000	3,599,856
Zero Coupon, 11/15/41	24,000,000	12,014,928
Zero Coupon, 11/15/42	6,600,000	3,198,340

		2,151,501,216

Total U.S. Treasury & Government Agencies (Cost $2,154,335,929)		2,311,410,012

Corporate Bonds & Notes—3.3%

Agriculture—0.1%
Philip Morris International, Inc.
6.375%, 05/16/38	5,000,000	6,626,495

Auto Manufacturers—0.1%
BMW U.S. Capital LLC
0.602%, 06/02/17 (e) (g)	9,000,000	8,993,934

Banks—2.1%
Banco del Estado de Chile
2.000%, 11/09/17 (144A)	5,000,000	5,012,500
Banco Santander Brasil S.A.
4.625%, 02/13/17 (144A)	10,200,000	10,506,000
Bank of America Corp.
6.875%, 04/25/18	5,900,000	6,748,762
6.875%, 11/15/18	600,000	696,232
Bank of America N.A.
0.551%, 06/15/16 (e)	2,000,000	1,992,524
0.727%, 02/14/17 (e)	10,000,000	9,994,120
BNP Paribas S.A.
0.716%, 05/07/17 (e)	15,000,000	15,017,685
Credit Agricole S.A.
0.842%, 06/02/17 (144A) (e)	10,000,000	10,001,450
Credit Suisse
1.375%, 05/26/17	10,000,000	10,018,020
2.300%, 05/28/19	10,700,000	10,809,151
Goldman Sachs Group, Inc. (The)
0.886%, 06/04/17 (e)	8,000,000	7,999,024

Banks—(Continued)
HSBC Holdings plc
5.250%, 03/14/44	3,000,000	3,415,875
HSBC USA, Inc.
0.868%, 11/13/19 (e)	20,000,000	19,972,080
Intesa Sanpaolo S.p.A.
1.650%, 04/07/15	16,700,000	16,700,485
JPMorgan Chase & Co.
0.777%, 02/15/17 (e)	18,100,000	18,122,643
0.806%, 04/25/18 (e)	20,000,000	19,981,460
1.212%, 01/23/20 (e)	20,000,000	20,304,540
3.450%, 03/01/16	8,400,000	8,590,596
6.125%, 04/30/24 (e)	3,000,000	3,059,700
PNC Bank N.A.
2.250%, 07/02/19	8,000,000	8,110,760
Wells Fargo & Co.
5.900%, 06/15/24 (e)	8,600,000	8,954,750
Wells Fargo Bank N.A.
0.531%, 06/15/17 (e)	21,000,000	20,980,029

		236,988,386

Diversified Financial Services—0.4%
American Express Credit Corp.
0.565%, 09/22/17 (e)	2,500,000	2,493,668
0.820%, 03/18/19 (e)	5,000,000	4,997,620
Charles Schwab Corp. (The)
1.500%, 03/10/18	10,000,000	10,048,950
General Electric Capital Corp.
0.483%, 01/14/16 (e)	14,500,000	14,520,010
LeasePlan Corp. NV
3.000%, 10/23/17 (144A) (h)	5,100,000	5,247,390
MassMutual Global Funding II
2.500%, 10/17/22 (144A)	4,000,000	3,958,124
Navient Corp.
4.625%, 09/25/17	1,400,000	1,421,000
6.250%, 01/25/16	1,296,000	1,334,880
8.450%, 06/15/18	5,840,000	6,482,400

		50,504,042

Electric—0.2%
Duke Energy Corp.
0.651%, 04/03/17 (e)	4,000,000	4,008,708
Electricite de France S.A.
0.717%, 01/20/17 (144A) (e)	10,000,000	10,011,400
2.150%, 01/22/19 (144A)	6,200,000	6,281,059
Ohio Power Co.
5.375%, 10/01/21	949,000	1,119,835

		21,421,002

Insurance—0.1%
New York Life Global Funding
1.125%, 03/01/17 (144A)	6,000,000	6,023,340

Oil & Gas—0.1%
Gazprom OAO Via Gaz Capital S.A.
9.250%, 04/23/19 (144A)	4,200,000	4,511,220

MIST-244

Met Investors Series Trust

MetLife Balanced Plus Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Statoil ASA
2.450%, 01/17/23	5,400,000	$5,313,481

		9,824,701

Pharmaceuticals—0.0%
Actavis Funding SCS
3.000%, 03/12/20	5,000,000	5,115,425

Software—0.0%
Microsoft Corp.
3.500%, 11/15/42	4,500,000	4,331,196

Sovereign—0.1%
Export-Import Bank of Korea
1.750%, 02/27/18	6,700,000	6,694,546

Telecommunications—0.1%
AT&T, Inc.
4.800%, 06/15/44	3,000,000	3,072,093
Verizon Communications, Inc.
0.664%, 06/09/17 (e)	15,000,000	14,976,180

		18,048,273

Transportation—0.0%
Vessel Management Services, Inc.
3.432%, 08/15/36	3,506,000	3,674,442

Total Corporate Bonds & Notes (Cost $355,290,054)		378,245,782

Foreign Government—0.4%

Municipal—0.2%
Junta de Castilla y Leon
6.270%, 02/19/18 (EUR)	7,500,000	9,400,798
6.505%, 03/01/19 (EUR)	7,500,000	9,894,830

		19,295,628

Provincial—0.2%
Province of Quebec Canada
5.750%, 12/01/36 (CAD)	22,000,000	25,568,323

Total Foreign Government (Cost $50,331,265)		44,863,951

Municipals—0.3%
Metropolitan Transportation Authority NY, Dedicated Tax Fund Revenue, Refunding
5.000%, 11/15/29	4,000,000	4,701,640
New Mexico State Hospital Equipment Loan Council Hospital Revenue
5.000%, 08/01/42	1,000,000	1,101,600
New York State Dormitory Authority, State Personal Income Tax Revenue, Refunding
5.000%, 02/15/42	6,000,000	6,807,180
Pennsylvania State Economic Development Financing Authority Unemployment Compensation Revenue, Refunding
5.000%, 07/01/22	4,000,000	4,226,600
University of California CA, Revenue
1.796%, 07/01/19	8,500,000	8,538,505
Utah County UT Hospital Revenue, Intermountain Healthcare Health Services, Inc.
5.000%, 05/15/43	2,000,000	2,227,860

Total Municipals (Cost $28,077,870)		27,603,385

Mortgage-Backed Securities—0.2%

Commercial Mortgage-Backed Securities—0.2%
CSMC Trust
3.953%, 09/15/37 (144A)	20,000,000	21,595,680
JPMorgan Chase Commercial Mortgage Securities Trust
4.106%, 07/15/46 (144A)	100,000	107,184

Total Mortgage-Backed Securities (Cost $20,700,839)		21,702,864

Asset-Backed Security—0.1%

Asset-Backed - Credit Card—0.1%
Chase Issuance Trust
0.496%, 02/18/20 (e) (Cost $13,000,000)	13,000,000	13,000,091

Short-Term Investments—8.5%

Discount Notes—4.4%
Federal Home Loan Bank
0.045%, 04/08/15 (i)	131,200,000	131,198,852
0.061%, 05/13/15 (i)	17,800,000	17,798,733
0.065%, 04/17/15 (i)	35,700,000	35,698,969
0.070%, 05/15/15 (i)	3,000,000	2,999,743
0.075%, 05/22/15 (i)	63,700,000	63,693,232
0.077%, 05/13/15 (i)	10,900,000	10,899,021
0.085%, 05/06/15 (i)	14,500,000	14,498,802
0.100%, 04/08/15 (i)	119,700,000	119,697,672
0.120%, 08/24/15 (i)	15,000,000	14,992,750
0.140%, 09/28/15 (i)	85,000,000	84,940,500
0.170%, 09/04/15 (i)	4,000,000	3,997,053

		500,415,327

U.S. Treasury—3.2%
U.S. Treasury Bills
0.045%, 04/30/15 (i) (j)	300,546,000	300,534,907
0.208%, 12/10/15 (d) (i) (j)	61,239,000	61,150,685

		361,685,592

MIST-245

Met Investors Series Trust

MetLife Balanced Plus Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—0.9%
Credit Suisse Securities (USA) LLC Repurchase Agreement dated 03/31/15 at 0.300% to be repurchased at $105,800,882 on 04/01/15 collateralized by $107,174,000 U.S. Treasury Notes at 0.875% due 01/31/17 with a value of $107,174,000.	105,800,000	$105,800,000
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/15 at 0.000% to be repurchased at $1,054,628 on 04/01/15, collateralized by $1,070,000 Federal Home Loan Bank at 1.250% due 06/23/17 with a value of $1,078,025.	1,054,628	1,054,628

		106,854,628

Total Short-Term Investments (Cost $968,955,547)		968,955,547

Total Investments—102.8% (Cost $10,936,369,808) (k)		11,687,856,770
Other assets and liabilities (net)—(2.8)%		(313,111,789)

Net Assets—100.0%		$11,374,744,981

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Metropolitan Series Fund.
(b)	A Portfolio of Met Investors Series Trust.
(c)	Non-income producing security.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2015, the market value of securities pledged was $211,095,368.
(e)	Variable or floating rate security. The stated rate represents the rate at March 31, 2015. Maturity date shown for callable securities reflects the earliest possible call date.
(f)	Principal amount of security is adjusted for inflation.
(g)	Illiquid security. As of March 31, 2015, these securities represent 0.1% of net assets.
(h)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2015, the market value of restricted securities was $5,247,390, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(i)	The rate shown represents current yield to maturity.
(j)	All or a portion of the security was pledged as collateral against open forward foreign currency exchange contracts. As of March 31, 2015, the market value of securities pledged was $612,894.
(k)	As of March 31, 2015, the aggregate cost of investments was $10,936,369,808. The aggregate unrealized appreciation and depreciation of investments were $820,610,941 and $(69,123,979), respectively, resulting in net unrealized appreciation of $751,486,962.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2015, the market value of 144A securities was $83,255,347, which is 0.7% of net assets.
(CAD)—	Canadian Dollar
(EUR)—	Euro

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
LeasePlan Corp. NV	10/15/2012	$5,100,000	$5,098,241	$5,247,390

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
CAD	36,644,000	Citibank N.A.	04/02/15	$29,277,760	$(345,849)
CAD	32,041,000	Goldman Sachs Bank USA	04/02/15	25,602,077	(304,421)
EUR	958,000	Goldman Sachs Bank USA	05/19/15	1,076,278	(45,549)
JPY	4,071,600,000	Bank of America N.A.	04/02/15	34,063,144	(114,756)

Contracts to Deliver
CAD	57,781,000	JPMorgan Chase Bank N.A.	04/02/15	46,203,646	583,225
CAD	10,904,000	JPMorgan Chase Bank N.A.	04/02/15	8,663,587	54,441
CAD	32,041,000	Goldman Sachs Bank USA	05/06/15	25,590,422	303,785
EUR	36,303,000	Goldman Sachs Bank USA	05/19/15	41,536,441	2,477,407
EUR	13,740,000	Goldman Sachs Bank USA	05/19/15	14,761,782	(21,325)
JPY	1,987,300,000	Bank of America N.A.	04/02/15	16,639,733	69,925
JPY	2,084,300,000	Citibank N.A.	04/02/15	17,175,725	(202,855)
JPY	4,071,600,000	Bank of America N.A.	05/08/15	34,077,299	112,192

Net Unrealized Appreciation					$2,566,220

MIST-246

Met Investors Series Trust

MetLife Balanced Plus Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation
90 Day Eurodollar Futures	12/14/15	1,403	USD	346,944,503	$1,508,084
90 Day Eurodollar Futures	03/14/16	160	USD	39,562,016	101,984
S&P 500 E-Mini Index Futures	06/19/15	44,095	USD	4,533,974,455	9,574,345
U.S. Treasury Note 10 Year Futures	06/19/15	736	USD	93,351,957	1,523,043
U.S. Treasury Ultra Long Bond Futures	06/19/15	252	USD	41,800,893	1,007,607

Net Unrealized Appreciation					$13,715,063

(CAD)—	Canadian Dollar
(EUR)—	Euro
(JPY)—	Japanese Yen
(USD)—	United States Dollar

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Total Mutual Funds*	$7,922,075,138	$—	$—	$7,922,075,138
Total U.S. Treasury & Government Agencies*	—	2,311,410,012	—	2,311,410,012
Total Corporate Bonds & Notes*	—	378,245,782	—	378,245,782
Total Foreign Government*	—	44,863,951	—	44,863,951
Total Municipals	—	27,603,385	—	27,603,385
Total Mortgage-Backed Securities*	—	21,702,864	—	21,702,864
Total Asset-Backed Security*	—	13,000,091	—	13,000,091
Short-Term Investments
Discount Notes	—	500,415,327	—	500,415,327
U.S. Treasury	—	361,685,592	—	361,685,592
Repurchase Agreements	—	106,854,628	—	106,854,628
Total Short-Term Investments	—	968,955,547	—	968,955,547
Total Investments	$7,922,075,138	$3,765,781,632	$—	$11,687,856,770

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$3,600,975	$—	$3,600,975
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(1,034,755)	—	(1,034,755)
Total Forward Contracts	$—	$2,566,220	$—	$2,566,220
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$13,715,063	$—	$—	$13,715,063

*	See Schedule of Investments for additional detailed categorizations.

MIST-247

Met Investors Series Trust

MetLife Multi-Index Targeted Risk Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Mutual Funds—75.0% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Affiliated Investment Companies—75.0%
Barclays Aggregate Bond Index Portfolio (Class A) (a)	38,544,364	$439,020,311
MetLife Mid Cap Stock Index Portfolio (Class A) (a)	2,755,945	55,146,464
MetLife Stock Index Portfolio (Class A) (a)	3,757,893	175,192,951
MSCI EAFE Index Portfolio (Class A) (a)	8,963,650	119,664,724
Russell 2000 Index Portfolio (Class A) (a)	1,576,859	33,098,278

Total Mutual Funds (Cost $775,255,408)		822,122,728

Short-Term Investments—25.3%

Discount Notes—17.4%
Fannie Mae
0.101%, 08/04/15 (b)	25,000,000	24,991,320
0.116%, 08/12/15 (b)	3,000,000	2,998,725
0.121%, 07/22/15 (b) (c)	20,000,000	19,992,533
0.131%, 07/08/15 (b)	1,000,000	999,646
Federal Home Loan Bank
0.065%, 06/19/15 (b)	5,000,000	4,999,287
0.091%, 04/17/15 (b)	10,000,000	9,999,578
0.125%, 07/31/15 (b)	5,000,000	4,997,916
0.126%, 08/11/15 (b)	8,000,000	7,996,333
0.127%, 08/26/15 (b)	8,000,000	7,995,876
0.131%, 08/19/15 (b)	1,000,000	999,494
0.134%, 08/21/15 (b)	8,700,000	8,695,438
0.135%, 08/12/15 (b)	11,800,000	11,794,165
0.136%, 07/24/15 (b)	5,000,000	4,997,863
0.142%, 09/09/15 (b)	24,000,000	23,984,839
0.146%, 09/02/15 (b)	33,000,000	32,979,510
Freddie Mac
0.087%, 04/07/15 (b)	2,000,000	1,999,967
0.101%, 08/06/15 (b)	5,000,000	4,998,236
0.111%, 08/28/15 (b)	15,000,000	14,993,171

		190,413,897

U.S. Treasury—7.1%
U.S. Treasury Bills
0.022%, 04/02/15 (b)	17,000,000	16,999,980
0.053%, 06/18/15 (b)	2,000,000	1,999,770
0.062%, 07/16/15 (b) (d)	20,300,000	20,296,338
0.086%, 09/03/15 (b)	18,000,000	17,993,412
0.108%, 08/20/15 (b)	20,000,000	19,991,634

		77,281,134

Repurchase Agreement—0.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/15 at 0.000% to be repurchased at $9,229,756 on 04/01/15, collateralized by $9,415,000 Federal Farm Credit Bank at 0.500% due 06/27/16 with a value of $9,415,000.	9,229,756	9,229,756

Total Short-Term Investments (Cost $276,924,787)		276,924,787

Total Investments—100.3% (Cost $1,052,180,195) (e)		1,099,047,515
Other assets and liabilities (net)—(0.3)%		(3,190,616)

Net Assets—100.0%		$1,095,856,899

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Metropolitan Series Fund.
(b)	The rate shown represents current yield to maturity.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2015, the market value of securities pledged was $15,994,027.
(d)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2015, the market value of securities pledged was $12,597,217.
(e)	As of March 31, 2015, the aggregate cost of investments was $1,052,180,195. The aggregate and net unrealized appreciation of investments was $46,867,320.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation
MSCI EAFE Mini Index Futures	06/19/15	1,144	USD	101,838,278	$2,832,002
Russell 2000 Mini Index Futures	06/19/15	245	USD	29,459,229	1,138,821
S&P 500 E-Mini Index Futures	06/19/15	1,696	USD	172,519,494	2,236,346
S&P Midcap 400 E-Mini Index Futures	06/19/15	389	USD	57,092,130	2,028,091

Net Unrealized Appreciation					$8,235,260

MIST-248

Met Investors Series Trust

MetLife Multi-Index Targeted Risk Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3M LIBOR	1.890%	02/02/25	USD	45,000,000	$(578,903)
Pay	3M LIBOR	2.160%	01/07/25	USD	67,000,000	809,478
Pay	3M LIBOR	2.215%	02/25/25	USD	33,000,000	539,484
Pay	3M LIBOR	2.311%	12/03/24	USD	47,000,000	1,245,965
Pay	3M LIBOR	2.335%	12/11/24	USD	27,000,000	771,919
Pay	3M LIBOR	2.440%	10/30/24	USD	39,000,000	1,449,514
Pay	3M LIBOR	2.470%	11/17/24	USD	23,000,000	923,488

Net Unrealized Appreciation						$5,160,945

(USD)—	United States Dollar
(LIBOR)—	London Interbank Offered Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$822,122,728	$—	$—	$822,122,728
Short-Term Investments
Discount Notes	—	190,413,897	—	190,413,897
U.S. Treasury	—	77,281,134	—	77,281,134
Repurchase Agreement	—	9,229,756	—	9,229,756
Total Short-Term Investments	—	276,924,787	—	276,924,787
Total Investments	$822,122,728	$276,924,787	$—	$1,099,047,515

Futures Contracts
Futures Contracts (Unrealized Appreciation)	$8,235,260	$—	$—	$8,235,260
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$5,739,848	$—	$5,739,848
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(578,903)	—	(578,903)
Total Centrally Cleared Swap Contracts	$—	$5,160,945	$—	$5,160,945

MIST-249

Met Investors Series Trust

MetLife Small Cap Value Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—97.1% of Net Assets

Security Description	Shares	Value

Auto Components—0.8%
Standard Motor Products, Inc. (a)	95,700	$4,044,282
Tenneco, Inc. (b)	85,900	4,932,378

		8,976,660

Banks—12.6%
Associated Banc-Corp. (a)	319,976	5,951,553
Bank of Hawaii Corp. (a)	137,000	8,385,770
BBCN Bancorp, Inc. (a)	203,447	2,943,878
Boston Private Financial Holdings, Inc. (a)	347,300	4,219,695
Community Bank System, Inc. (a)	193,400	6,844,426
CVB Financial Corp. (a)	148,200	2,362,308
East West Bancorp, Inc. (a)	392,600	15,884,596
First Citizens BancShares, Inc. - Class A (a)	59,069	15,339,629
First Financial Bancorp (a)	282,500	5,031,325
First Midwest Bancorp, Inc. (a)	264,900	4,601,313
First Niagara Financial Group, Inc.	506,607	4,478,406
Hancock Holding Co. (a)	447,016	13,347,898
Independent Bank Corp. (a)	156,300	6,856,881
NBT Bancorp, Inc. (a)	235,400	5,899,124
S&T Bancorp, Inc. (a)	130,400	3,700,752
Synovus Financial Corp.	142,934	4,003,581
TCF Financial Corp.	489,181	7,689,925
UMB Financial Corp. (a)	183,674	9,714,518
Valley National Bancorp (a)	612,400	5,781,056
Webster Financial Corp. (a)	256,400	9,499,620
WesBanco, Inc. (a)	161,200	5,251,896

		147,788,150

Beverages—0.5%
Cott Corp.	584,145	5,473,439

Biotechnology—0.1%
Myriad Genetics, Inc. (a) (b)	44,223	1,565,494

Building Products—1.3%
Griffon Corp. (a)	89,521	1,560,351
Quanex Building Products Corp. (a)	159,372	3,146,003
Simpson Manufacturing Co., Inc. (a)	281,526	10,520,627

		15,226,981

Capital Markets—2.2%
Apollo Investment Corp. (a)	458,571	3,519,532
CIFC Corp.	135,272	1,034,831
Main Street Capital Corp. (a)	126,900	3,921,210
New Mountain Finance Corp. (a)	202,091	2,950,529
Stifel Financial Corp. (a) (b)	122,800	6,846,100
Westwood Holdings Group, Inc. (a)	125,885	7,590,865

		25,863,067

Chemicals—5.8%
A. Schulman, Inc. (a)	159,987	7,711,373
Albemarle Corp. (a)	93,700	4,951,108
Chemtura Corp. (b)	261,200	7,128,148
Cytec Industries, Inc.	165,200	8,927,408
HB Fuller Co. (a)	243,683	10,446,690

Chemicals—(Continued)
Innospec, Inc. (a)	180,820	8,388,240
LSB Industries, Inc. (a) (b)	76,360	3,155,959
Olin Corp. (a)	114,700	3,674,988
Scotts Miracle-Gro Co. (The) - Class A	123,344	8,285,016
Sensient Technologies Corp. (a)	86,360	5,948,477

		68,617,407

Commercial Services & Supplies—4.1%
ACCO Brands Corp. (a) (b)	826,832	6,870,974
Brady Corp. - Class A (a)	165,555	4,683,551
Brink’s Co. (The) (a)	62,600	1,729,638
Courier Corp.	169,505	4,149,483
Deluxe Corp. (a)	58,424	4,047,615
Knoll, Inc. (a)	156,452	3,665,670
Matthews International Corp. - Class A (a)	135,545	6,981,923
Quad/Graphics, Inc.	76,043	1,747,468
UniFirst Corp. (a)	12,600	1,482,894
United Stationers, Inc. (a)	83,200	3,410,368
Viad Corp. (a)	335,682	9,338,673

		48,108,257

Communications Equipment—1.9%
Aviat Networks, Inc. (b)	659,900	785,281
Black Box Corp. (a)	46,700	977,431
Brocade Communications Systems, Inc. (a)	573,900	6,809,323
CommScope Holding Co., Inc. (b)	240,890	6,875,001
Ixia (a) (b)	209,989	2,547,167
NETGEAR, Inc. (a) (b)	132,554	4,358,375

		22,352,578

Construction & Engineering—1.6%
EMCOR Group, Inc. (a)	157,815	7,333,663
MasTec, Inc. (a) (b)	401,000	7,739,300
Primoris Services Corp. (a)	221,400	3,805,866

		18,878,829

Construction Materials—0.7%
Eagle Materials, Inc.	103,595	8,656,398

Containers & Packaging—1.0%
Berry Plastics Group, Inc. (b)	234,600	8,490,174
Silgan Holdings, Inc. (a)	46,335	2,693,454

		11,183,628

Distributors—0.2%
Core-Mark Holding Co., Inc. (a)	35,912	2,309,860

Diversified Consumer Services—1.0%
Liberty Tax, Inc. (b)	142,346	3,961,489
Service Corp. International	303,900	7,916,595

		11,878,084

Diversified Telecommunication Services—0.2%
Premiere Global Services, Inc. (a) (b)	206,800	1,977,008

MIST-250

Met Investors Series Trust

MetLife Small Cap Value Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electric Utilities—0.9%
El Paso Electric Co. (a)	109,700	$4,238,808
Hawaiian Electric Industries, Inc.	182,956	5,876,547

		10,115,355

Electrical Equipment—2.6%
EnerSys (a)	80,041	5,141,834
Franklin Electric Co., Inc. (a)	256,050	9,765,747
Regal-Beloit Corp.	150,729	12,046,262
Thermon Group Holdings, Inc. (a) (b)	170,500	4,103,935

		31,057,778

Electronic Equipment, Instruments & Components—3.7%
AVX Corp.	338,031	4,823,703
Coherent, Inc. (a) (b)	56,377	3,662,250
GSI Group, Inc. (a) (b)	650,441	8,663,874
Knowles Corp. (a) (b)	192,574	3,710,901
Orbotech, Ltd. (b)	287,440	4,607,663
Tech Data Corp. (a) (b)	99,100	5,725,007
Vishay Intertechnology, Inc. (a)	936,065	12,936,418

		44,129,816

Energy Equipment & Services—2.7%
Atwood Oceanics, Inc. (a)	135,332	3,804,182
CARBO Ceramics, Inc. (a)	109,285	3,334,285
Forum Energy Technologies, Inc. (a) (b)	181,766	3,562,614
Helix Energy Solutions Group, Inc. (a) (b)	395,700	5,919,672
Patterson-UTI Energy, Inc. (a)	463,393	8,700,204
Steel Excel, Inc. (b)	209,812	4,510,958
TETRA Technologies, Inc. (a) (b)	307,658	1,901,326

		31,733,241

Food & Staples Retailing—0.2%
SUPERVALU, Inc. (a) (b)	244,748	2,846,419

Food Products—1.5%
J&J Snack Foods Corp.	34,500	3,681,150
Pinnacle Foods, Inc.	105,300	4,297,293
TreeHouse Foods, Inc. (a) (b)	115,619	9,829,927

		17,808,370

Gas Utilities—0.6%
Southwest Gas Corp. (a)	122,600	7,131,642

Health Care Equipment & Supplies—4.0%
Analogic Corp. (a)	64,570	5,869,413
Cooper Cos., Inc. (The) (a)	36,000	6,747,120
CryoLife, Inc. (a)	166,957	1,731,344
Haemonetics Corp. (a) (b)	212,492	9,545,141
ICU Medical, Inc. (a) (b)	44,495	4,144,264
Meridian Bioscience, Inc. (a)	118,122	2,253,768
STERIS Corp.	164,938	11,590,193
Teleflex, Inc. (a)	41,700	5,038,611

		46,919,854

Health Care Providers & Services—2.1%
Owens & Minor, Inc. (a)	255,808	8,656,543
Patterson Cos., Inc. (a)	126,654	6,179,448
VCA, Inc. (a) (b)	124,900	6,847,018
WellCare Health Plans, Inc. (a) (b)	38,195	3,493,315

		25,176,324

Health Care Technology—0.2%
HMS Holdings Corp. (a) (b)	117,245	1,811,435

Hotels, Restaurants & Leisure—3.2%
Brinker International, Inc. (a)	65,100	4,007,556
Cheesecake Factory, Inc. (The) (a)	116,900	5,766,677
Denny’s Corp. (a) (b)	357,530	4,075,842
DineEquity, Inc. (a)	42,255	4,521,707
Krispy Kreme Doughnuts, Inc. (a) (b)	267,031	5,337,950
Ruby Tuesday, Inc. (a) (b)	443,260	2,663,993
Texas Roadhouse, Inc. (a)	157,600	5,741,368
Wendy’s Co. (The)	546,953	5,961,788

		38,076,881

Household Durables—1.9%
Blyth, Inc. (a)	252,731	1,918,228
Dixie Group, Inc. (The) (a) (b)	365,762	3,310,146
Helen of Troy, Ltd. (a) (b)	46,224	3,766,794
Meritage Homes Corp. (a) (b)	171,600	8,346,624
Tupperware Brands Corp. (a)	67,710	4,673,344

		22,015,136

Household Products—0.9%
Central Garden and Pet Co. (a) (b)	274,794	2,712,217
WD-40 Co. (a)	82,439	7,299,149

		10,011,366

Insurance—5.6%
Brown & Brown, Inc. (a)	271,810	8,999,629
Endurance Specialty Holdings, Ltd. (a)	74,556	4,558,354
Fidelity & Guaranty Life	104,204	2,209,125
Infinity Property & Casualty Corp. (a)	58,000	4,758,900
ProAssurance Corp. (a)	316,069	14,510,728
RenaissanceRe Holdings, Ltd.	30,412	3,032,989
Selective Insurance Group, Inc. (a)	275,000	7,988,750
StanCorp Financial Group, Inc. (a)	48,400	3,320,240
Stewart Information Services Corp. (a)	112,559	4,574,397
Validus Holdings, Ltd. (a)	295,883	12,456,674

		66,409,786

Internet Software & Services—0.2%
EarthLink Holdings Corp. (a)	523,754	2,325,468

IT Services—1.3%
Acxiom Corp. (a) (b)	176,141	3,256,847
DST Systems, Inc. (a)	49,722	5,504,723
Sykes Enterprises, Inc. (a) (b)	260,910	6,483,613

		15,245,183

MIST-251

Met Investors Series Trust

MetLife Small Cap Value Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Life Sciences Tools & Services—0.5%
Bio-Rad Laboratories, Inc. - Class A (a) (b)	43,865	$5,929,671

Machinery—6.1%
Actuant Corp. - Class A	54,294	1,288,939
Altra Industrial Motion Corp. (a)	164,300	4,541,252
Barnes Group, Inc. (a)	135,400	5,482,346
Briggs & Stratton Corp. (a)	157,186	3,228,600
CIRCOR International, Inc. (a)	41,900	2,291,930
Douglas Dynamics, Inc. (a)	300,489	6,863,169
EnPro Industries, Inc. (a)	60,500	3,989,975
ESCO Technologies, Inc. (a)	147,619	5,754,189
Hillenbrand, Inc. (a)	151,418	4,674,274
ITT Corp.	261,400	10,432,474
Kadant, Inc. (a)	230,207	12,111,190
Mueller Industries, Inc. (a)	314,237	11,353,383

		72,011,721

Marine—0.7%
Kirby Corp. (b)	44,400	3,332,220
Matson, Inc. (a)	108,600	4,578,576

		7,910,796

Media—1.4%
AH Belo Corp. - Class A (a)	501,269	4,125,444
Cinemark Holdings, Inc. (a)	108,000	4,867,560
Meredith Corp. (a)	78,400	4,372,368
New Media Investment Group, Inc. (a)	131,566	3,148,374

		16,513,746

Metals & Mining—0.8%
Kaiser Aluminum Corp. (a)	102,100	7,850,469
Ryerson Holding Corp. (a) (b)	175,500	1,117,935

		8,968,404

Multi-Utilities—0.8%
Black Hills Corp. (a)	84,900	4,282,356
NorthWestern Corp. (a)	100,100	5,384,379

		9,666,735

Oil, Gas & Consumable Fuels—1.1%
Bill Barrett Corp. (b)	71,773	595,716
Bonanza Creek Energy, Inc. (a) (b)	74,200	1,829,772
Jones Energy, Inc. - Class A (a) (b)	95,400	856,692
Stone Energy Corp. (a) (b)	397,630	5,837,208
Whiting Petroleum Corp. (a) (b)	139,300	4,304,370

		13,423,758

Paper & Forest Products—1.9%
Clearwater Paper Corp. (a) (b)	23,200	1,514,960
Neenah Paper, Inc. (a)	117,895	7,373,153
PH Glatfelter Co.	220,700	6,075,871
Schweitzer-Mauduit International, Inc. (a)	166,283	7,668,972

		22,632,956

Pharmaceuticals—0.6%
Prestige Brands Holdings, Inc. (a) (b)	71,735	3,076,714
Theravance, Inc. (a)	222,516	3,497,952

		6,574,666

Professional Services—0.5%
Korn/Ferry International (a)	187,253	6,155,006

Real Estate Investment Trusts—4.0%
Apollo Commercial Real Estate Finance, Inc. (a)	121,045	2,079,553
Brandywine Realty Trust (a)	351,600	5,618,568
Education Realty Trust, Inc. (a)	99,667	3,526,219
Hatteras Financial Corp. (a)	395,069	7,174,453
Healthcare Realty Trust, Inc.	163,200	4,533,696
Highwoods Properties, Inc. (a)	139,000	6,363,420
Lexington Realty Trust (a)	496,100	4,876,663
Ramco-Gershenson Properties Trust (a)	202,200	3,760,920
Summit Hotel Properties, Inc. (a)	284,200	3,998,694
Washington Real Estate Investment Trust (a)	168,400	4,652,892

		46,585,078

Real Estate Management & Development—0.4%
Alexander & Baldwin, Inc. (a)	115,300	4,978,654

Road & Rail—0.8%
Saia, Inc. (a) (b)	72,600	3,216,180
Werner Enterprises, Inc. (a)	197,900	6,216,039

		9,432,219

Semiconductors & Semiconductor Equipment—2.9%
Cirrus Logic, Inc. (a) (b)	143,900	4,786,114
DSP Group, Inc. (b)	285,299	3,417,882
Exar Corp. (a) (b)	233,427	2,345,941
ON Semiconductor Corp. (b)	693,600	8,399,496
Qorvo, Inc. (b)	110,075	8,772,978
Teradyne, Inc. (a)	310,800	5,858,580

		33,580,991

Software—2.8%
ACI Worldwide, Inc. (a) (b)	232,009	5,025,315
NetScout Systems, Inc. (a) (b)	133,500	5,853,975
Progress Software Corp. (b)	187,992	5,107,743
PTC, Inc. (a) (b)	183,600	6,640,812
Synopsys, Inc. (b)	233,900	10,834,248

		33,462,093

Specialty Retail—2.6%
Asbury Automotive Group, Inc. (a) (b)	39,700	3,299,070
Ascena Retail Group, Inc. (a) (b)	250,215	3,630,620
Cato Corp. (The) - Class A (a)	74,454	2,948,379
Christopher & Banks Corp. (a) (b)	315,604	1,754,758
Finish Line, Inc. (The) - Class A (a)	122,000	2,991,440
Genesco, Inc. (a) (b)	45,400	3,233,842
Guess?, Inc. (a)	282,165	5,245,447
Pier 1 Imports, Inc. (a)	302,593	4,230,250
Stage Stores, Inc. (a)	122,700	2,812,284

		30,146,090

MIST-252

Met Investors Series Trust

MetLife Small Cap Value Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Technology Hardware, Storage & Peripherals—0.9%
Electronics For Imaging, Inc. (a) (b)	150,400	$6,279,200
Imation Corp. (a) (b)	1,101,484	4,438,981

		10,718,181

Textiles, Apparel & Luxury Goods—1.5%
Delta Apparel, Inc. (a) (b)	222,700	2,739,210
Hanesbrands, Inc. (a)	106,700	3,575,517
Iconix Brand Group, Inc. (a) (b)	40,943	1,378,551
Steven Madden, Ltd. (a) (b)	133,600	5,076,800
Wolverine World Wide, Inc. (a)	150,700	5,040,915

		17,810,993

Thrifts & Mortgage Finance—0.4%
People’s United Financial, Inc. (a)	310,178	4,714,706

Tobacco—0.3%
Universal Corp. (a)	72,045	3,397,642

Trading Companies & Distributors—0.5%
H&E Equipment Services, Inc. (a)	246,300	6,155,037

Total Common Stocks (Cost $1,092,311,552)		1,142,439,037

Short-Term Investments—29.0%

Mutual Fund—26.2%
State Street Navigator Securities Lending MET Portfolio (c)	308,724,399	308,724,399

Repurchase Agreement—2.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/15 at 0.000% to be repurchased at $33,192,849 on 04/01/15, collateralized by $33,595,000 U.S. Government Agency obligations with rates ranging from 0.250% - 2.000%, maturity dates ranging from 08/15/15 - 08/18/15, with a value of $33,865,957.	33,192,849	33,192,849

Total Short-Term Investments (Cost $341,917,248)		341,917,248

Total Investments—126.1% (Cost $1,434,228,800) (d)		1,484,356,285
Other assets and liabilities (net)—(26.1)%		(307,000,176)

Net Assets—100.0%		$1,177,356,109

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2015, the market value of securities loaned was $288,411,517 and the collateral received consisted of cash in the amount of $308,724,399 and non-cash collateral with a value of $6,905,896. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2015.
(d)	As of March 31, 2015, the aggregate cost of investments was $1,434,228,800. The aggregate unrealized appreciation and depreciation of investments were $90,174,842 and $(40,047,357), respectively, resulting in net unrealized appreciation of $50,127,485.

MIST-253

Met Investors Series Trust

MetLife Small Cap Value Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,142,439,037	$—	$—	$1,142,439,037
Short-Term Investments
Mutual Fund	308,724,399	—	—	308,724,399
Repurchase Agreement	—	33,192,849	—	33,192,849
Total Short-Term Investments	308,724,399	33,192,849	—	341,917,248
Total Investments	$1,451,163,436	$33,192,849	$—	$1,484,356,285

Collateral for securities loaned (Liability)	$—	$(308,724,399)	$—	$(308,724,399)

*	See Schedule of Investments for additional detailed categorizations.

MIST-254

Met Investors Series Trust

MFS Emerging Markets Equity Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—98.4% of Net Assets

Security Description	Shares	Value

Australia—0.4%
Iluka Resources, Ltd. (a)	1,039,618	$6,697,830

Brazil—6.3%
Alupar Investimento S.A.	751,054	4,541,788
Ambev S.A. (ADR) (a)	2,844,414	16,383,825
BM&FBovespa S.A.	2,097,310	7,333,734
Brasil Insurance Participacoes e Administracao S.A.	2,019,731	1,234,032
BRF S.A.	247,959	4,917,925
Estacio Participacoes S.A.	1,222,411	7,101,095
Fibria Celulose S.A. (b)	689,993	9,771,955
Gerdau S.A. (ADR) (a)	1,210,165	3,872,528
Iguatemi Empresa de Shopping Centers S.A.	471,636	4,167,297
Itau Unibanco Holding S.A. (ADR)	613,888	6,789,601
Localiza Rent a Car S.A.	411,156	4,676,400
M Dias Branco S.A.	198,444	5,354,142
Mills Estruturas e Servicos de Engenharia S.A.	1,035,346	2,572,510
Odontoprev S.A.	1,807,361	6,155,634
Qualicorp S.A. (b)	1,273,286	9,096,182

		93,968,648

Canada—0.6%
Gran Tierra Energy, Inc. (b)	3,425,580	9,358,104

Chile—0.5%
S.A.C.I. Falabella	949,625	7,267,026

China—13.3%
51job, Inc. (ADR) (b)	332,043	10,713,367
Alibaba Group Holding, Ltd. (ADR) (a) (b)	115,977	9,653,926
China Construction Bank Corp. - Class H	56,931,060	47,237,157
China Mobile, Ltd.	1,668,500	21,705,850
China Pacific Insurance Group Co., Ltd. - Class H	5,656,800	26,836,704
China Resources Gas Group, Ltd.	3,568,000	11,116,175
China Shenhua Energy Co., Ltd. - Class H	7,820,000	19,967,937
Guangzhou Automobile Group Co., Ltd. - Class H	29,538,000	28,146,565
Haitian International Holdings, Ltd.	919,000	2,090,540
Want Want China Holdings, Ltd. (a)	13,396,000	14,178,862
Wumart Stores, Inc. - Class H (a)	9,757,000	7,065,002

		198,712,085

Colombia—0.3%
Bancolombia S.A. (ADR) (a)	117,525	4,622,258

Czech Republic—0.6%
Komercni Banka A/S	42,460	9,172,273

Greece—1.0%
Diana Shipping, Inc. (b)	1,333,826	8,163,015
Hellenic Telecommunications Organization S.A. (b)	727,668	6,450,812

		14,613,827

Hong Kong—9.5%
Ajisen China Holdings, Ltd. (a)	9,222,000	5,264,194
BOC Hong Kong Holdings, Ltd.	5,299,500	18,852,259
Dairy Farm International Holdings, Ltd.	905,700	8,505,484
First Pacific Co., Ltd.	14,068,650	14,079,522
Global Brands Group Holding, Ltd. (b)	60,916,000	11,828,774
Hang Lung Properties, Ltd.	4,916,000	13,777,542
Li & Fung, Ltd. (a)	10,352,000	10,097,991
Pacific Basin Shipping, Ltd. (a)	13,546,752	4,457,394
Sands China, Ltd.	1,724,400	7,134,422
Stella International Holdings, Ltd.	7,886,500	18,873,182
Techtronic Industries Co., Ltd.	8,866,000	29,976,308

		142,847,072

India—7.2%
CESC, Ltd.	1,371,536	13,221,979
Dabur India, Ltd.	4,436,910	18,810,276
Housing Development Finance Corp., Ltd.	2,009,753	42,250,585
ITC, Ltd.	1,148,831	5,969,404
Kotak Mahindra Bank, Ltd.	994,060	20,763,530
Reliance Industries, Ltd.	495,289	6,508,167

		107,523,941

Indonesia—1.1%
Bank Mandiri Persero Tbk PT	7,617,500	7,259,487
Gudang Garam Tbk PT	1,353,500	5,285,339
XL Axiata Tbk PT	11,533,500	3,827,637

		16,372,463

Japan—1.6%
GLORY, Ltd.	384,100	10,715,858
Inpex Corp.	1,188,200	13,109,356

		23,825,214

Luxembourg—0.8%
Samsonite International S.A.	3,319,500	11,527,809

Malaysia—1.2%
Astro Malaysia Holdings Bhd	12,382,200	10,680,598
Top Glove Corp. Bhd	5,216,000	7,704,488

		18,385,086

Mexico—5.3%
America Movil S.A.B. de C.V. - Class L (ADR)	461,374	9,439,712
Bolsa Mexicana de Valores S.A.B. de C.V.	3,188,412	5,434,734
Cemex S.A.B. de C.V. (ADR) (b)	850,470	8,053,951
Concentradora Fibra Danhos S.A. de C.V. (REIT) (a)	2,436,163	5,813,507
Concentradora Fibra Hotelera Mexicana S.A. de C.V. (REIT) (a)	4,773,303	6,330,607
Genomma Lab Internacional S.A.B. de C.V. - Class B (a) (b)	4,447,051	4,154,488
Gentera S.A.B. de C.V. (a) (b)	2,480,262	4,445,561
Grupo Financiero Banorte S.A.B. de C.V. - Class O	1,987,591	11,524,080
Grupo Lala S.A.B. de C.V. (a)	2,331,209	4,716,367

MIST-255

Met Investors Series Trust

MFS Emerging Markets Equity Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Mexico—(Continued)
Grupo Mexico S.A.B. de C.V. - Series B (a)	3,026,291	$8,924,022
Prologis Property Mexico S.A. de C.V. (REIT) (b)	3,594,276	6,456,431
Promotora y Operadora de Infraestructura S.A.B. de C.V. (b)	383,478	4,092,845

		79,386,305

Panama—0.5%
Copa Holdings S.A. - Class A (a)	78,673	7,943,613

Peru—1.0%
Credicorp, Ltd.	107,126	15,065,129

Philippines—1.1%
BDO Unibank, Inc.	6,231,020	17,231,560

Poland—0.4%
Orange Polska S.A.	2,659,093	6,678,389

Russia—2.6%
Magnit PJSC (b)	82,304	16,015,340
NovaTek OAO (GDR)	2,551	191,325
NovaTek OAO (London Exchange) (GDR)	174,249	12,967,785
Sberbank of Russia (b)	9,654,199	10,350,894

		39,525,344

South Africa—7.7%
AVI, Ltd.	1,753,132	11,932,453
Clicks Group, Ltd.	1,210,497	9,102,211
Imperial Holdings, Ltd. (a)	440,270	7,003,243
MTN Group, Ltd.	555,933	9,369,147
Naspers, Ltd. - N Shares	419,567	64,419,915
Woolworths Holdings, Ltd.	1,827,611	12,982,877

		114,809,846

South Korea—12.0%
E-Mart Co., Ltd.	73,910	15,490,918
Kia Motors Corp.	599,017	24,334,016
LG Chem, Ltd.	61,419	12,492,474
LG Household & Health Care, Ltd.	49,931	37,812,872
NAVER Corp.	20,722	12,505,707
Samsung Electronics Co., Ltd.	44,373	57,520,832
Samsung Fire & Marine Insurance Co., Ltd.	63,139	15,220,185
TK Corp. (a) (b)	460,818	4,311,611

		179,688,615

Taiwan—11.8%
Cathay Financial Holding Co., Ltd.	16,019,650	25,534,063
E.Sun Financial Holding Co., Ltd.	38,809,185	23,724,099
MediaTek, Inc.	3,020,000	40,822,442
Taiwan Semiconductor Manufacturing Co., Ltd.	18,598,842	86,285,984

		176,366,588

Thailand—4.4%
Bangkok Bank PCL	2,550,900	14,463,462
Kasikornbank PCL	1,234,000	8,684,266
Kasikornbank PCL (NVDR) (a)	3,753,800	26,364,715
Minor International PCL	10,002,250	10,758,413
PTT Global Chemical PCL	3,219,900	5,170,245

		65,441,101

Turkey—1.4%
Turkiye Garanti Bankasi A/S	4,607,317	15,073,265
Turkiye Sinai Kalkinma Bankasi A/S	7,006,928	5,359,917

		20,433,182

United Arab Emirates—0.7%
Emaar Malls Group PJSC (b)	2,171,136	1,724,671
Lamprell plc (b)	4,716,801	8,350,047

		10,074,718

United Kingdom—2.7%
SABMiller plc	505,181	26,435,477
Standard Chartered plc (a)	853,556	13,963,083

		40,398,560

United States—2.4%
Cognizant Technology Solutions Corp. - Class A (b)	569,276	35,517,130

Total Common Stocks (Cost $1,485,295,049)		1,473,453,716

Warrants—0.5%

Germany—0.3%
Union National Bank PJSC Expires 05/15/17 (b)	2,895,277	4,454,094

Thailand—0.0%
Minor International PCL Expires 11/03/17 (b)	945,828	124,406

United Arab Emirates—0.2%
First Gulf Bank PJSC Expires 08/14/15 (b)	949,037	3,748,696

Total Warrants (Cost $8,629,553)		8,327,196

Short-Term Investments—5.5%

Mutual Fund—4.7%
State Street Navigator Securities Lending MET Portfolio (c)	70,023,472	70,023,472

Commercial Paper—0.2%
HSBC Americas, Inc.
Zero Coupon, 04/01/15	2,497,000	2,497,000

MIST-256

Met Investors Series Trust

MFS Emerging Markets Equity Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreement—0.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/15 at 0.000% to be repurchased at $8,538,802 on 04/01/15, collateralized by $8,635,000 Federal Home Loan Mortgage Corp at 0.875% due 10/14/16 with a value of $8,710,556.	8,538,802	$8,538,802

Total Short-Term Investments (Cost $81,059,274)		81,059,274

Total Investments—104.4% (Cost $1,574,983,876) (d)		1,562,840,186
Other assets and liabilities (net)—(4.4)%		(66,218,918)

Net Assets—100.0%		$1,496,621,268

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2015, the market value of securities loaned was $64,978,495 and the collateral received consisted of cash in the amount of $70,023,472 and non-cash collateral with a value of $4,197,779. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2015.
(d)	As of March 31, 2015, the aggregate cost of investments was $1,574,983,876. The aggregate unrealized appreciation and depreciation of investments were $192,344,344 and $(204,488,034), respectively, resulting in net unrealized depreciation of $(12,143,690).
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(GDR)—	A Global Depositary Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.
(NVDR)—	Non-Voting Depository Receipts
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

Ten Largest Industries as of March 31, 2015 (Unaudited)	% of Net Assets
Banks	18.5
Semiconductors & Semiconductor Equipment	8.5
Media	5.0
Insurance	4.6
Oil, Gas & Consumable Fuels	4.1
Technology Hardware, Storage & Peripherals	3.8
Food & Staples Retailing	3.8
Automobiles	3.5
Textiles, Apparel & Luxury Goods	3.5
Beverages	2.9

MIST-257

Met Investors Series Trust

MFS Emerging Markets Equity Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$6,697,830	$—	$6,697,830
Brazil	93,968,648	—	—	93,968,648
Canada	9,358,104	—	—	9,358,104
Chile	7,267,026	—	—	7,267,026
China	20,367,293	178,344,792	—	198,712,085
Colombia	4,622,258	—	—	4,622,258
Czech Republic	—	9,172,273	—	9,172,273
Greece	8,163,015	6,450,812	—	14,613,827
Hong Kong	—	142,847,072	—	142,847,072
India	—	107,523,941	—	107,523,941
Indonesia	—	16,372,463	—	16,372,463
Japan	—	23,825,214	—	23,825,214
Luxembourg	—	11,527,809	—	11,527,809
Malaysia	—	18,385,086	—	18,385,086
Mexico	79,386,305	—	—	79,386,305
Panama	7,943,613	—	—	7,943,613
Peru	15,065,129	—	—	15,065,129
Philippines	—	17,231,560	—	17,231,560
Poland	—	6,678,389	—	6,678,389
Russia	26,557,559	12,967,785	—	39,525,344
South Africa	—	114,809,846	—	114,809,846
South Korea	—	179,688,615	—	179,688,615
Taiwan	—	176,366,588	—	176,366,588
Thailand	39,076,386	26,364,715	—	65,441,101
Turkey	—	20,433,182	—	20,433,182
United Arab Emirates	—	10,074,718	—	10,074,718
United Kingdom	—	40,398,560	—	40,398,560
United States	35,517,130	—	—	35,517,130
Total Common Stocks	347,292,466	1,126,161,250	—	1,473,453,716
Total Warrants*	8,327,196	—	—	8,327,196
Short-Term Investments
Mutual Fund	70,023,472	—	—	70,023,472
Commercial Paper	—	2,497,000	—	2,497,000
Repurchase Agreement	—	8,538,802	—	8,538,802
Total Short-Term Investments	70,023,472	11,035,802	—	81,059,274
Total Investments	$425,643,134	$1,137,197,052	$—	$1,562,840,186

Collateral for securities loaned (Liability)	$—	$(70,023,472)	$—	$(70,023,472)

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 2 to Level 1 in the amount of $90,266,453 were due to the discontinuation of a systematic fair valuation model factor. Transfers from Level 1 to Level 2 in the amount of $1,570,854 were due to the application of a systematic fair valuation model factor.

MIST-258

Met Investors Series Trust

MFS Research International Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—98.5% of Net Assets

Security Description	Shares	Value

Australia—4.3%
APA Group	1,788,324	$12,318,562
Computershare, Ltd.	802,262	7,752,039
Iluka Resources, Ltd. (a)	1,927,352	12,417,133
Oil Search, Ltd.	1,273,741	6,979,300
Orica, Ltd. (a)	830,708	12,606,062
Westpac Banking Corp.	1,333,362	39,891,222

		91,964,318

Austria—0.5%
Erste Group Bank AG	404,519	9,966,681

Belgium—1.1%
KBC Groep NV (b)	382,843	23,688,816

Brazil—0.7%
Gerdau S.A. (ADR) (a)	1,398,294	4,474,541
M Dias Branco S.A.	264,439	7,134,728
Telefonica Brasil S.A. (ADR) (a)	243,134	3,717,519

		15,326,788

Canada—1.6%
Canadian Utilities, Ltd. - Class A (a)	307,073	9,642,172
Cenovus Energy, Inc. (a)	238,759	4,024,716
Valeant Pharmaceuticals International, Inc. (b)	101,640	20,187,737

		33,854,625

China—0.6%
China Resources Gas Group, Ltd. (a)	4,318,424	13,454,136

Denmark—0.2%
TDC A/S	580,608	4,159,089

France—10.0%
BNP Paribas S.A.	423,319	25,745,350
Danone S.A.	496,405	33,406,648
Dassault Systemes S.A.	128,755	8,723,556
GDF Suez	960,436	19,004,597
L’Oreal S.A.	128,849	23,724,266
Legrand S.A.	123,880	6,676,375
LVMH Moet Hennessy Louis Vuitton SE	130,531	23,036,377
Pernod-Ricard S.A.	243,045	28,680,319
Schneider Electric SE	514,234	39,999,025
Technip S.A.	103,085	6,247,699

		215,244,212

Germany—7.8%
Bayer AG	308,127	46,297,702
Brenntag AG	129,410	7,758,210
Deutsche Wohnen AG	273,604	7,016,018
Infineon Technologies AG	1,212,482	14,517,735
Linde AG	175,602	35,799,843
ProSiebenSat.1 Media AG	209,254	10,283,182
Siemens AG	294,209	31,852,421
Symrise AG	215,693	13,642,803

		167,167,914

Greece—0.3%
Hellenic Telecommunications Organization S.A. (b)	662,575	5,873,760

Hong Kong—4.3%
AIA Group, Ltd.	6,273,028	39,275,949
BOC Hong Kong Holdings, Ltd.	3,054,500	10,865,973
Esprit Holdings, Ltd. (a)	4,513,697	4,578,638
Global Brands Group Holding, Ltd. (b)	25,870,920	5,023,660
Hutchison Whampoa, Ltd.	1,496,431	20,680,629
Li & Fung, Ltd. (a)	4,020,920	3,922,258
Sands China, Ltd.	2,098,907	8,683,883

		93,030,990

India—0.8%
HDFC Bank, Ltd. (ADR)	133,916	7,886,313
Reliance Industries, Ltd.	641,943	8,435,222

		16,321,535

Italy—1.5%
Intesa Sanpaolo S.p.A.	6,960,880	23,621,422
Telecom Italia S.p.A. - Risparmio Shares	9,042,845	8,504,377

		32,125,799

Japan—18.7%
AEON Financial Service Co., Ltd. (a)	548,499	13,856,459
Denso Corp.	857,670	39,157,069
Honda Motor Co., Ltd.	984,531	31,997,094
Inpex Corp.	780,586	8,612,170
Japan Tobacco, Inc.	761,231	24,051,788
JSR Corp.	1,454,777	25,237,614
KDDI Corp.	1,644,480	37,257,548
Kubota Corp.	807,000	12,785,788
Mitsubishi Corp.	620,154	12,501,885
Mitsubishi UFJ Financial Group, Inc.	4,696,974	29,081,526
Nomura Research Institute, Ltd.	328,084	12,348,776
Ryohin Keikaku Co., Ltd.	52,200	7,592,164
Santen Pharmaceutical Co., Ltd.	2,274,345	33,095,010
Sony Financial Holdings, Inc.	478,444	7,702,437
Sumitomo Mitsui Financial Group, Inc. (a)	634,782	24,324,383
Sundrug Co., Ltd. (a)	259,870	13,513,411
Terumo Corp.	504,700	13,320,695
Tokyo Gas Co., Ltd.	3,032,963	19,101,414
Yamato Holdings Co., Ltd. (a)	1,529,866	35,321,789

		400,859,020

Netherlands—4.2%
Akzo Nobel NV (a)	458,542	34,713,873
ING Groep NV (b)	2,096,689	30,752,921
Koninklijke KPN NV	1,573,464	5,324,598
Reed Elsevier NV	735,922	18,347,245

		89,138,637

Philippines—0.3%
Philippine Long Distance Telephone Co.	88,975	5,656,149

MIST-259

Met Investors Series Trust

MFS Research International Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Portugal—0.3%
Galp Energia SGPS S.A.	681,094	$7,356,687

Russia—0.3%
Mobile TeleSystems OJSC (b)	867,171	3,707,826
Sberbank of Russia (ADR)	4,087	17,860
Sberbank of Russia (London Exchange) (ADR)	833,356	3,657,379

		7,383,065

Singapore—1.0%
DBS Group Holdings, Ltd.	1,483,179	21,947,473

Sweden—3.3%
Atlas Copco AB - A Shares	1,174,976	38,050,193
Hennes & Mauritz AB - B Shares	262,232	10,628,979
Telefonaktiebolaget LM Ericsson - B Shares	1,768,143	22,189,930

		70,869,102

Switzerland—14.3%
Julius Baer Group, Ltd. (b)	295,753	14,829,622
Nestle S.A.	741,981	56,019,143
Novartis AG	676,532	66,901,679
Roche Holding AG	245,225	67,619,003
Schindler Holding AG (Participation Certificate)	156,870	26,106,239
UBS Group AG (b)	2,174,598	40,812,053
Zurich Insurance Group AG (b)	100,068	33,893,526

		306,181,265

Taiwan—2.3%
MediaTek, Inc.	1,775,845	24,004,744
Taiwan Semiconductor Manufacturing Co., Ltd.	5,569,468	25,838,546

		49,843,290

Thailand—0.4%
Kasikornbank PCL (NVDR)	1,137,342	7,988,092

United Kingdom—16.1%
BG Group plc	1,276,886	15,686,076
BT Group plc	1,513,952	9,808,651
Cairn Energy plc (a) (b)	1,550,575	3,591,536
Centrica plc	2,429,217	9,111,714
Compass Group plc	921,920	16,011,755
Hiscox, Ltd.	720,073	9,082,639
HSBC Holdings plc	4,369,834	37,188,060
Intu Properties plc (REIT) (a)	1,714,930	8,849,226
Prudential plc	897,433	22,220,628
Reckitt Benckiser Group plc	275,582	23,618,521
Rio Tinto plc	879,071	35,911,838
Royal Bank of Scotland Group plc (b)	4,065,100	20,448,691
Royal Dutch Shell plc - A Shares	1,415,331	42,062,005
Standard Chartered plc	1,103,247	17,863,480
Vodafone Group plc	6,440,702	21,048,482
Whitbread plc	360,600	28,024,454
WPP plc	1,095,655	24,847,703

		345,375,459

United States—3.6%
Autoliv, Inc. (a)	208,094	24,507,230
Cognizant Technology Solutions Corp. - Class A (b)	374,282	23,351,454

United States—(Continued)
MasterCard, Inc. - Class A (a)	122,711	10,601,003
Yum! Brands, Inc.	236,969	18,654,200

		77,113,887

Total Common Stocks (Cost $1,874,151,708)		2,111,890,789

Short-Term Investment—4.3%

Mutual Fund—4.3%
State Street Navigator Securities Lending MET Portfolio (c)	92,395,116	92,395,116

Total Short-Term Investment (Cost $92,395,116)		92,395,116

Total Investments—102.8% (Cost $1,966,546,824) (d)		2,204,285,905
Other assets and liabilities (net)—(2.8)%		(59,643,831)

Net Assets—100.0%		$2,144,642,074

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2015, the market value of securities loaned was $89,032,898 and the collateral received consisted of cash in the amount of $92,395,116 and non-cash collateral with a value of $785,560. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2015.
(d)	As of March 31, 2015, the aggregate cost of investments was $1,966,546,824. The aggregate unrealized appreciation and depreciation of investments were $375,465,022 and $(137,725,941), respectively, resulting in net unrealized appreciation of $237,739,081.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(NVDR)—	Non-Voting Depository Receipts
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

Ten Largest Industries as of March 31, 2015 (Unaudited)	% of Net Assets
Banks	15.6
Pharmaceuticals	10.9
Chemicals	5.7
Insurance	5.2
Oil, Gas & Consumable Fuels	4.5
Food Products	4.5
Machinery	3.6
Hotels, Restaurants & Leisure	3.3
Wireless Telecommunication Services	3.2
Semiconductors & Semiconductor Equipment	3.0

MIST-260

Met Investors Series Trust

MFS Research International Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$91,964,318	$—	$91,964,318
Austria	—	9,966,681	—	9,966,681
Belgium	—	23,688,816	—	23,688,816
Brazil	15,326,788	—	—	15,326,788
Canada	33,854,625	—	—	33,854,625
China	—	13,454,136	—	13,454,136
Denmark	—	4,159,089	—	4,159,089
France	—	215,244,212	—	215,244,212
Germany	—	167,167,914	—	167,167,914
Greece	—	5,873,760	—	5,873,760
Hong Kong	—	93,030,990	—	93,030,990
India	7,886,313	8,435,222	—	16,321,535
Italy	—	32,125,799	—	32,125,799
Japan	—	400,859,020	—	400,859,020
Netherlands	—	89,138,637	—	89,138,637
Philippines	—	5,656,149	—	5,656,149
Portugal	—	7,356,687	—	7,356,687
Russia	3,725,686	3,657,379	—	7,383,065
Singapore	—	21,947,473	—	21,947,473
Sweden	—	70,869,102	—	70,869,102
Switzerland	—	306,181,265	—	306,181,265
Taiwan	—	49,843,290	—	49,843,290
Thailand	—	7,988,092	—	7,988,092
United Kingdom	—	345,375,459	—	345,375,459
United States	77,113,887	—	—	77,113,887
Total Common Stocks	137,907,299	1,973,983,490	—	2,111,890,789
Total Short-Term Investment*	92,395,116	—	—	92,395,116
Total Investments	$230,302,415	$1,973,983,490	$—	$2,204,285,905

Collateral for securities loaned (Liability)	$—	$(92,395,116)	$—	$(92,395,116)

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 2 to Level 1 in the amount of $9,130,043 were due to the discontinuation of a systematic fair valuation model factor. Transfers from Level 1 to Level 2 in the amount of $35,688,259 were due to the application of a systematic fair valuation model factor.

MIST-261

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—92.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.0%
TransDigm Group, Inc.	58,424	$12,778,497

Automobiles—3.0%
Tesla Motors, Inc. (a) (b)	201,379	38,014,314

Beverages—1.2%
Monster Beverage Corp. (a)	107,638	14,896,561

Biotechnology—2.3%
Alnylam Pharmaceuticals, Inc. (a)	67,121	7,008,775
Intercept Pharmaceuticals, Inc. (a) (b)	8,145	2,297,053
Ironwood Pharmaceuticals, Inc. (a)	576,656	9,226,496
Pharmacyclics, Inc. (a)	29,828	7,634,477
Seattle Genetics, Inc. (a) (b)	84,638	2,991,953

		29,158,754

Commercial Services & Supplies—1.1%
Stericycle, Inc. (a)	95,245	13,375,255

Communications Equipment—1.2%
Palo Alto Networks, Inc. (a) (b)	100,913	14,741,371

Diversified Financial Services—6.0%
McGraw Hill Financial, Inc.	362,902	37,524,067
MSCI, Inc.	612,849	37,573,772

		75,097,839

Electrical Equipment—0.5%
SolarCity Corp. (a) (b)	114,346	5,863,663

Food Products—5.8%
Keurig Green Mountain, Inc. (b)	252,214	28,179,870
Mead Johnson Nutrition Co.	437,691	44,001,076

		72,180,946

Health Care Equipment & Supplies—4.5%
Intuitive Surgical, Inc. (a)	110,898	56,006,817

Health Care Technology—2.7%
athenahealth, Inc. (a) (b)	286,399	34,193,177

Hotels, Restaurants & Leisure—4.8%
Chipotle Mexican Grill, Inc. (a)	8,714	5,668,806
Dunkin’ Brands Group, Inc. (b)	613,668	29,186,050
Panera Bread Co. - Class A (a) (b)	158,943	25,430,085

		60,284,941

Internet & Catalog Retail—3.8%
Groupon, Inc. (a) (b)	984,914	7,101,230
TripAdvisor, Inc. (a)	162,786	13,538,912
Vipshop Holdings, Ltd. (ADR) (a)	495,637	14,591,553
Zalando SE (a)	260,195	6,507,756
zulily, Inc. - Class A (a) (b)	440,473	5,721,744

		47,461,195

Internet Software & Services—16.8%
Autohome, Inc. (ADR) (a) (b)	278,250	12,234,652
Dropbox, Inc. (a) (c) (d)	460,161	8,752,262
LendingClub Corp. (a) (b)	189,456	3,722,810
LinkedIn Corp. - Class A (a)	235,422	58,822,541
MercadoLibre, Inc. (b)	67,164	8,228,933
Pandora Media, Inc. (a) (b)	590,044	9,564,613
SurveyMonkey, Inc. (a) (c) (d)	303,799	4,945,848
Twitter, Inc. (a)	1,205,644	60,378,652
Yelp, Inc. (a) (b)	145,642	6,896,149
Youku Tudou, Inc. (ADR) (a) (b)	575,188	7,189,850
Zillow Group, Inc. - Class A (a) (b)	301,549	30,245,365

		210,981,675

IT Services—4.6%
FleetCor Technologies, Inc. (a)	193,999	29,278,329
Gartner, Inc. (a)	342,373	28,707,976

		57,986,305

Life Sciences Tools & Services—5.3%
Illumina, Inc. (a)	354,883	65,880,480

Machinery—1.0%
Colfax Corp. (a) (b)	256,941	12,263,794

Pharmaceuticals—5.8%
Endo International plc (a)	455,039	40,816,998
Zoetis, Inc.	692,568	32,058,973

		72,875,971

Professional Services—4.5%
IHS, Inc. - Class A (a)	221,788	25,230,603
Verisk Analytics, Inc. - Class A (a)	438,711	31,323,965

		56,554,568

Software—12.6%
FireEye, Inc. (a) (b)	641,216	25,167,728
NetSuite, Inc. (a) (b)	110,713	10,269,738
ServiceNow, Inc. (a)	420,235	33,106,113
Splunk, Inc. (a)	611,662	36,210,391
Tableau Software, Inc. - Class A (a)	129,068	11,941,371
Workday, Inc. - Class A (a) (b)	432,508	36,508,000
Zynga, Inc. - Class A (a) (b)	1,506,873	4,294,588

		157,497,929

Technology Hardware, Storage & Peripherals—0.6%
3D Systems Corp. (a) (b)	169,439	4,646,018
Stratasys, Ltd. (a) (b)	57,935	3,057,809

		7,703,827

Textiles, Apparel & Luxury Goods—4.0%
lululemon athletica, Inc. (a)	259,655	16,623,113
Michael Kors Holdings, Ltd. (a)	401,807	26,418,811
Under Armour, Inc. - Class A (a)	90,407	7,300,365

		50,342,289

Total Common Stocks (Cost $966,534,131)		1,166,140,168

MIST-262

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Preferred Stocks—2.1%

Security Description	Shares/ Notional Amount*	Value

Internet & Catalog Retail—1.0%
Flipkart Online Pvt., Ltd. - Series D (a) (c) (d)	98,557	$12,910,967

Internet Software & Services—0.1%
Dropbox, Inc. - Series A (a) (c) (d)	51,888	986,910
Peixe Urbano, Inc. - Series C (a) (c) (d)	71,709	30,835

		1,017,745

Software—0.6%
Palantir Technologies, Inc. - Series G (a) (c) (d)	541,563	4,814,495
Palantir Technologies, Inc. - Series H (a) (c) (d)	174,289	1,549,429
Palantir Technologies, Inc. - Series H-1 (a) (c) (d)	174,289	1,549,429

		7,913,353

Total Preferred Stocks (Cost $7,854,830)		21,842,065

Convertible Preferred Stock—0.7%

Internet Software & Services—0.7%
Airbnb, Inc. - Series D (a) (c) (d) (Cost $7,659,588)	188,136	9,483,936

Purchased Options—0.1%

Currency Options—0.1%
USD call/CNY put, Strike Price CNY 6.62 Expires 06/19/15 (Counterparty - Royal Bank of Scotland plc) (e)	227,746,784	89,277
USD call/CNY put, Strike Price CNY 6.65 Expires 11/23/15 (Counterparty - Royal Bank of Scotland plc) (e)	196,277,507	599,628

Total Purchased Options (Cost $1,277,599)		688,905

Short-Term Investments—26.8%

Mutual Fund—22.3%
State Street Navigator Securities Lending MET Portfolio (f)	279,197,159	279,197,159

Security Description	Principal Amount*	Value

Repurchase Agreement—4.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/15 at 0.000% to be repurchased at $56,533,238 on 04/01/15, collateralized by $57,595,000 Federal National Mortgage Association at 0.500% due 09/28/15 with a value of $57,666,994.	56,533,238	56,533,238

Total Short-Term Investments (Cost $335,730,397)		335,730,397

Total Investments—122.4% (Cost $1,319,056,545) (g)		1,533,885,471
Other assets and liabilities (net)—(22.4)%		(281,099,324)

Net Assets—100.0%		$1,252,786,147

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2015, the market value of securities loaned was $291,118,568 and the collateral received consisted of cash in the amount of $279,197,159 and non-cash collateral with a value of $20,982,107. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2015, these securities represent 3.6% of net assets.
(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2015, the market value of restricted securities was $45,024,111, which is 3.6% of net assets. See details shown in the Restricted Securities table that follows.
(e)	Illiquid security. As of March 31, 2015, these securities represent 0.1% of net assets.
(f)	Represents investment of cash collateral received from securities on loan as of March 31, 2015.
(g)	As of March 31, 2015, the aggregate cost of investments was $1,319,056,545. The aggregate unrealized appreciation and depreciation of investments were $301,240,048 and $(86,411,122), respectively, resulting in net unrealized appreciation of $214,828,926.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-263

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Restricted Securities	Acquisition Date	Shares	Cost	Value
Airbnb, Inc. - Series D	04/16/14	188,136	$7,659,587	$9,483,936
Dropbox, Inc.	05/01/12	460,161	4,165,241	8,752,262
Dropbox, Inc. - Series A	05/25/12	51,888	470,124	986,910
Flipkart Online Pvt., Ltd. - Series D	10/04/13	98,557	2,264,087	12,910,967
Palantir Technologies, Inc. - Series G	07/19/12	541,563	1,657,183	4,814,495
Palantir Technologies, Inc. - Series H	10/25/13	174,289	611,754	1,549,429
Palantir Technologies, Inc. - Series H-1	10/25/13	174,289	611,754	1,549,429
Peixe Urbano, Inc. - Series C	12/02/11	71,709	2,239,927	30,835
SurveyMonkey, Inc.	11/25/14	303,799	4,997,494	4,945,848

				$45,024,111

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$12,778,497	$—	$—	$12,778,497
Automobiles	38,014,314	—	—	38,014,314
Beverages	14,896,561	—	—	14,896,561
Biotechnology	29,158,754	—	—	29,158,754
Commercial Services & Supplies	13,375,255	—	—	13,375,255
Communications Equipment	14,741,371	—	—	14,741,371
Diversified Financial Services	75,097,839	—	—	75,097,839
Electrical Equipment	5,863,663	—	—	5,863,663
Food Products	72,180,946	—	—	72,180,946
Health Care Equipment & Supplies	56,006,817	—	—	56,006,817
Health Care Technology	34,193,177	—	—	34,193,177
Hotels, Restaurants & Leisure	60,284,941	—	—	60,284,941
Internet & Catalog Retail	40,953,439	6,507,756	—	47,461,195
Internet Software & Services	197,283,565	—	13,698,110	210,981,675
IT Services	57,986,305	—	—	57,986,305
Life Sciences Tools & Services	65,880,480	—	—	65,880,480
Machinery	12,263,794	—	—	12,263,794
Pharmaceuticals	72,875,971	—	—	72,875,971
Professional Services	56,554,568	—	—	56,554,568
Software	157,497,929	—	—	157,497,929
Technology Hardware, Storage & Peripherals	7,703,827	—	—	7,703,827
Textiles, Apparel & Luxury Goods	50,342,289	—	—	50,342,289
Total Common Stocks	1,145,934,302	6,507,756	13,698,110	1,166,140,168

MIST-264

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Total Preferred Stocks*	$—	$—	$21,842,065	$21,842,065
Total Convertible Preferred Stock*	—	—	9,483,936	9,483,936
Total Purchased Options*	—	688,905	—	688,905
Short-Term Investments
Mutual Fund	279,197,159	—	—	279,197,159
Repurchase Agreement	—	56,533,238	—	56,533,238
Total Short-Term Investments	279,197,159	56,533,238	—	335,730,397
Total Investments	$1,425,131,461	$63,729,899	$45,024,111	$1,533,885,471

Collateral for securities loaned (Liability)	$—	$(279,197,159)	$—	$(279,197,159)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2014	Change in Unrealized Appreciation/ (Depreciation)	Balance as of March 31, 2015	Change in Unrealized Appreciation/ (Depreciation) from Investments Still Held at March 31, 2015
Common Stocks
Internet Software & Services	$13,787,121	$(89,011)	$13,698,110	$(89,011)
Preferred Stocks
Internet & Catalog Retail	11,803,186	1,107,781	12,910,967	1,107,781
Internet Software & Services	1,021,958	(4,213)	1,017,745	(4,213)
Software	7,138,931	774,422	7,913,353	774,422
Convertible Preferred Stocks
Internet Software & Services	9,483,936	—	9,483,936	—

Total	$43,235,132	$1,788,979	$45,024,111	$1,788,979

Following is quantitative information about Level 3 fair value measurements:

	Fair Value at March 31, 2015	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Common Stock
Internet Software & Services	$8,752,262	Market Transaction Method	Precedent Transaction	$19.10	$19.10	$19.10	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.00%	18.00%	17.00%	Decrease
			Perpetual Growth Rate	2.50%	3.50%	3.00%	Increase
		Market Comparable Companies	Enterprise Value / Revenue	8.9x	18.6x	13.2x	Increase
			Discount for Lack of Marketability	15.00%	15.00%	15.00%	Decrease
	4,945,848	Market Transaction Method	Precedent Transaction	$16.45	$16.45	$16.45	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.00%	18.00%	17.00%	Decrease
			Perpetual Growth Rate	3.00%	4.00%	3.50%	Increase
		Market Comparable Companies	Enterprise Value / Revenue	5.2x	11.2x	11.2x	Increase
			Discount for Lack of Marketability	15.00%	15.00%	15.00%	Decrease
Preferred Stocks
Internet & Catalog Retail	12,910,967	Market Transaction Method	Precedent/Pending Transaction	$119.76	$142.24	$131.00	Increase

MIST-265

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

	Fair Value at March 31, 2015	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Internet Software & Services	$986,910	Market Transaction Method	Precedent Transaction	$19.10	$19.10	$19.10	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.00%	18.00%	17.00%	Decrease
			Perpetual Growth Rate	2.50%	3.50%	3.00%	Increase
		Market Comparable Companies	Enterprise Value / Revenue	8.9x	18.6x	13.2x	Increase
			Discount for Lack of Marketability	15.00%	15.00%	15.00%	Decrease
	30,835	Merger & Acquisition Transaction	Sale/Merger Scenerio	$0.86	$0.86	$0.86	Increase
			Discount for Lack of Marketability	50.00%	50.00%	50.00%	Decrease
Software	7,913,353	Market Transaction Method	Precedent Transaction	$8.89	$8.89	$8.89	Increase
Convertible Preferred Stocks
Internet Software & Services	9,483,936	Market Transaction Method	Precedent Transaction	$50.41	$50.41	$50.41	Increase

MIST-266

Met Investors Series Trust

Oppenheimer Global Equity Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—97.5% of Net Assets

Security Description	Shares	Value

Brazil—2.7%
Ambev S.A. (ADR)	1,226,880	$7,066,829
BM&FBovespa S.A.	1,839,700	6,432,941
Embraer S.A. (ADR)	332,510	10,224,682
Itau Unibanco Holding S.A. (ADR)	725,686	8,026,087
Vale S.A. (ADR) (a)	364,600	2,059,990

		33,810,529

China—0.9%
JD.com, Inc. (ADR) (b)	245,840	7,222,779
Qihoo 360 Technology Co., Ltd. (ADR) (a) (b)	69,600	3,563,520

		10,786,299

Denmark—0.4%
FLSmidth & Co. A/S (a)	116,827	5,259,077

France—5.0%
Kering	86,585	16,924,173
LVMH Moet Hennessy Louis Vuitton SE	131,251	23,163,445
Societe Generale S.A.	224,520	10,854,965
Technip S.A.	203,561	12,337,273

		63,279,856

Germany—8.1%
Allianz SE	126,972	22,062,881
Bayer AG	144,532	21,716,693
Deutsche Bank AG	320,997	11,168,140
Linde AG	67,797	13,821,722
SAP SE	304,108	22,082,999
Siemens AG	105,024	11,370,382

		102,222,817

India—1.5%
ICICI Bank, Ltd. (ADR)	1,876,250	19,437,950

Ireland—0.7%
Shire plc	115,469	9,182,135

Italy—1.5%
Brunello Cucinelli S.p.A. (a)	49,673	874,031
Gtech S.p.A. (a)	334,971	6,641,895
Prysmian S.p.A.	235,383	4,849,115
Tod’s S.p.A. (a)	75,156	6,820,290

		19,185,331

Japan—11.6%
Dai-ichi Life Insurance Co., Ltd. (The)	957,800	13,915,114
FANUC Corp.	49,400	10,795,218
KDDI Corp.	952,410	21,577,922
Keyence Corp.	42,900	23,432,376
Kyocera Corp.	282,400	15,499,199
Murata Manufacturing Co., Ltd.	220,100	30,323,141
Nidec Corp. (a)	257,100	17,098,017
Seibu Holdings, Inc. (a)	104,100	2,692,104
Sumitomo Mitsui Financial Group, Inc. (a)	296,300	11,354,000

		146,687,091

Mexico—0.8%
Fomento Economico Mexicano S.A.B. de C.V. (ADR) (b)	102,384	9,572,904

Netherlands—2.2%
Airbus Group NV	422,103	27,428,447

Russia—0.3%
Alrosa AO (b)	2,971,772	3,599,826

Spain—3.5%
Banco Bilbao Vizcaya Argentaria S.A.	1,470,397	14,839,083
Inditex S.A.	686,791	22,019,985
Repsol S.A.	424,039	7,886,036

		44,745,104

Sweden—4.1%
Assa Abloy AB - Class B	336,355	20,047,174
Telefonaktiebolaget LM Ericsson - B Shares	2,517,297	31,591,701

		51,638,875

Switzerland—5.1%
Credit Suisse Group AG (b)	573,603	15,442,385
Nestle S.A.	170,408	12,865,707
Roche Holding AG	41,755	11,513,636
UBS Group AG (b)	1,282,089	24,061,774

		63,883,502

United Kingdom—4.2%
Circassia Pharmaceuticals plc (a) (b)	1,348,288	5,596,349
Earthport plc (a) (b)	3,063,156	1,994,470
Prudential plc	952,612	23,586,872
Unilever plc	518,914	21,643,026

		52,820,717

United States—44.9%
3M Co. (a)	115,080	18,982,446
ACADIA Pharmaceuticals, Inc. (a) (b)	222,590	7,254,208
Adobe Systems, Inc. (b)	291,880	21,581,607
Aetna, Inc.	243,180	25,905,966
Altera Corp.	667,790	28,654,869
Anthem, Inc.	165,930	25,621,251
Biogen, Inc. (b)	34,460	14,550,390
BioMarin Pharmaceutical, Inc. (b)	96,860	12,070,693
Bluebird Bio, Inc. (b)	35,620	4,301,827
Celldex Therapeutics, Inc. (a) (b)	532,300	14,835,201
Citigroup, Inc.	482,300	24,848,096
Clovis Oncology, Inc. (a) (b)	98,670	7,324,274
Colgate-Palmolive Co.	363,360	25,195,382
eBay, Inc. (b)	485,560	28,007,101
Emerson Electric Co. (a)	173,990	9,851,314
Facebook, Inc. - Class A (b)	236,930	19,479,200
FNF Group (a)	272,940	10,033,274
Gilead Sciences, Inc. (b)	165,530	16,243,459
Goldman Sachs Group, Inc. (The)	102,490	19,265,045
Google, Inc. - Class A (b)	35,680	19,791,696

MIST-267

Met Investors Series Trust

Oppenheimer Global Equity Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

United States—(Continued)
Google, Inc. - Class C (b)	32,230	$17,662,040
Intuit, Inc. (a)	236,960	22,975,642
Maxim Integrated Products, Inc.	652,940	22,728,841
McDonald’s Corp.	95,580	9,313,315
McGraw Hill Financial, Inc.	346,410	35,818,794
Medivation, Inc. (a) (b)	51,340	6,626,454
St. Jude Medical, Inc. (a)	123,600	8,083,440
Theravance Biopharma, Inc. (a) (b)	70,625	1,225,344
Theravance, Inc. (a)	288,140	4,529,561
Tiffany & Co.	184,380	16,227,284
United Parcel Service, Inc. - Class B	143,850	13,944,819
Vertex Pharmaceuticals, Inc. (b)	111,100	13,106,467
Walt Disney Co. (The)	245,450	25,745,251
Zimmer Holdings, Inc.	129,390	15,205,913

		566,990,464

Total Common Stocks (Cost $908,359,843)		1,230,530,924

Preferred Stock—2.0%

Germany—2.0%
Bayerische Motoren Werke (BMW) AG (Cost $15,800,620)	271,771	25,165,086

Rights—0.0%

Spain—0.0%
Banco Bilbao Vizcaya Argentaria S.A., Expires 04/14/15 (b) (Cost $208,327)	1,470,397	211,860

Short-Term Investments—8.1%

Mutual Fund—7.6%
State Street Navigator Securities Lending MET Portfolio (c)	95,810,729	95,810,729

Repurchase Agreement—0.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/15 at 0.000% to be repurchased at $6,013,277 on 04/01/15, collateralized by $6,090,000 Federal Home Loan Bank at 1.250% due 06/23/17, with a value of $6,135,675.	6,013,277	6,013,277

Total Short-Term Investments (Cost $101,824,006)		101,824,006

Total Investments—107.6% (Cost $1,026,192,796) (d)		1,357,731,876
Other assets and liabilities (net)—(7.6)%		(95,396,282)

Net Assets—100.0%		$1,262,335,594

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2015, the market value of securities loaned was $94,112,269 and the collateral received consisted of cash in the amount of $95,810,729 and non-cash collateral with a value of $2,466,357. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2015.
(d)	As of March 31, 2015, the aggregate cost of investments was $1,026,192,796. The aggregate unrealized appreciation and depreciation of investments were $355,338,702 and $(23,799,622), respectively, resulting in net unrealized appreciation of $331,539,080.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Ten Largest Industries as of March 31, 2015 (Unaudited)	% of Net Assets
Biotechnology	8.1
Banks	7.1
Internet Software & Services	7.0
Capital Markets	5.5
Insurance	5.5
Electronic Equipment, Instruments & Components	5.5
Software	5.3
Health Care Providers & Services	4.1
Semiconductors & Semiconductor Equipment	4.1
Pharmaceuticals	3.8

MIST-268

Met Investors Series Trust

Oppenheimer Global Equity Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$33,810,529	$—	$—	$33,810,529
China	10,786,299	—	—	10,786,299
Denmark	—	5,259,077	—	5,259,077
France	—	63,279,856	—	63,279,856
Germany	—	102,222,817	—	102,222,817
India	19,437,950	—	—	19,437,950
Ireland	—	9,182,135	—	9,182,135
Italy	—	19,185,331	—	19,185,331
Japan	—	146,687,091	—	146,687,091
Mexico	9,572,904	—	—	9,572,904
Netherlands	—	27,428,447	—	27,428,447
Russia	3,599,826	—	—	3,599,826
Spain	—	44,745,104	—	44,745,104
Sweden	—	51,638,875	—	51,638,875
Switzerland	—	63,883,502	—	63,883,502
United Kingdom	—	52,820,717	—	52,820,717
United States	566,990,464	—	—	566,990,464
Total Common Stocks	644,197,972	586,332,952	—	1,230,530,924
Total Preferred Stock*	—	25,165,086	—	25,165,086
Total Rights*	211,860	—	—	211,860
Short-Term Investments
Mutual Fund	95,810,729	—	—	95,810,729
Repurchase Agreement	—	6,013,277	—	6,013,277
Total Short-Term Investments	95,810,729	6,013,277	—	101,824,006
Total Investments	$740,220,561	$617,511,315	$—	$1,357,731,876

Collateral for securities loaned (Liability)	$—	$(95,810,729)	$—	$(95,810,729)

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 2 to Level 1 in the amount of $6,815,113 were due to the discontinuation of a systematic fair valuation model factor. Transfers from Level 1 to Level 2 in the amount of $22,038,726 were due to the application of a systematic fair valuation model factor.

MIST-269

Met Investors Series Trust

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

U.S. Treasury & Government Agencies—17.5% of Net Assets

Security Description	Shares/ Principal Amount*	Value

U.S. Treasury—17.5%
U.S. Treasury Inflation Indexed Bond
3.875%, 04/15/29 (a)	1,649,346	$2,422,348
U.S. Treasury Inflation Indexed Notes
0.125%, 04/15/17 (a)	1,261,689	1,284,162
0.125%, 01/15/23 (a)	739,235	742,411
0.375%, 07/15/23 (a)	1,126,937	1,155,551
1.250%, 07/15/20 (a)	643,074	697,082

Total U.S. Treasury & Government Agencies (Cost $6,236,896)		6,301,554

Mutual Fund—9.3%

Investment Company Security—9.3%
iShares iBoxx $ Investment Grade Corporate Bond ETF (Cost $3,254,956)	27,314	3,324,387

Short-Term Investments—52.6%

Mutual Funds—26.4%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class 0.010% (b)	5,500,000	5,500,000
UBS Select Treasury Institutional Fund, Institutional Class 0.010% (b)	4,000,000	4,000,000

		9,500,000

U.S. Treasury—0.8%
U.S. Treasury Bill
0.000%, 05/14/15 (c) (d)	275,000	274,992

Repurchase Agreement —25.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/15 at 0.000% to be repurchased at $9,137,685 on 04/01/15, collateralized by $9,255,000 Federal Home Loan Mortgage Corp. at 1.750% due 09/10/15 with a value of $9,324,413.	9,137,685	9,137,685

Total Short-Term Investments (Cost $18,912,668)		18,912,677

Total Investments—79.4% (Cost $28,404,520) (e)		28,538,618
Other assets and liabilities (net)—20.6%		7,383,217

Net Assets—100.0%		$35,921,835

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Principal amount of security is adjusted for inflation.
(b)	The rate shown represents the annualized seven-day yield as of March 31, 2015.
(c)	The rate shown represents current yield to maturity.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2015, the market value of securities pledged was $274,980.
(e)	As of March 31, 2015, the aggregate cost of investments was $28,404,520. The aggregate unrealized appreciation and depreciation of investments were $142,354 and $(8,256), respectively, resulting in net unrealized appreciation of $134,098.
(ETF)—	Exchange Traded Fund

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
AEX Index Futures	04/17/15	3	EUR	297,132	$(3,981)
Australian 10 Year Treasury Bond Futures	06/15/15	56	AUD	7,272,087	120,120
Bloomberg Commodity Index Futures	06/17/15	20	USD	196,242	(242)
Brent Crude Oil Futures	05/14/15	2	USD	110,785	1,635
Canada Government Bond 10 Year Bond Futures	06/19/15	29	CAD	4,130,749	6,878
Cattle Feeder Futures	08/27/15	4	USD	427,003	9,547
Cocoa Futures	09/15/15	10	USD	277,957	(8,556)
Coffee “C” Futures	05/18/15	1	USD	62,572	(12,735)
Copper E-Mini Futures	04/28/15	8	USD	262,408	11,592
Corn Futures	07/14/15	5	USD	101,116	(5,053)
Cotton No. 2 Futures	07/09/15	6	USD	190,922	(542)
DAX Index Futures	06/19/15	1	EUR	299,565	750
E-Mini Natural Gas Futures	05/26/15	23	USD	162,315	(7,583)
Euro Buxl 30 Year Bond Futures	06/08/15	2	EUR	330,723	23,223
Euro-Bobl Futures	06/08/15	8	EUR	1,033,421	2,171
Euro-Bund Futures	06/08/15	4	EUR	628,485	7,048
FTSE 100 Index Futures	06/19/15	8	GBP	548,680	(15,605)
German Euro Schatz Futures	06/08/15	32	EUR	3,555,923	3,523

MIST-270

Met Investors Series Trust

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Gold Mini Futures	06/26/15	21	USD	803,526	$(4,688)
Hang Seng Index Futures	04/29/15	5	HKD	6,110,833	16,306
IBEX 35 Index Futures	04/17/15	7	EUR	767,800	39,269
Interest Rate Swap 10 Year Futures	06/15/15	33	USD	3,428,283	71,264
Interest Rate Swap 2 Year Futures	06/15/15	136	USD	13,631,443	50,370
Interest Rate Swap 5 Year Futures	06/15/15	49	USD	4,992,934	54,066
Japanese Government 10 Year Bond Mini Futures	06/10/15	134	JPY	1,972,755,300	(11,234)
Lean Hogs Futures	08/14/15	16	USD	480,853	16,587
Live Cattle Futures	08/31/15	17	USD	984,666	31,934
Long-Term Euro-BTP Futures	06/08/15	24	EUR	3,350,610	25,064
Low Sulphur Gas Oil Futures	06/11/15	2	USD	109,955	(4,955)
MSCI EAFE Mini Index Futures	06/19/15	4	USD	369,800	(3,820)
MSCI Emerging Markets Mini Index Futures	06/19/15	57	USD	2,682,994	88,346
Mini-Sized Silver Futures	05/27/15	20	USD	329,982	1,978
NY Harbor ULSD Futures	04/30/15	2	USD	149,545	(6,073)
Nickel Futures	06/15/15	3	USD	250,574	(27,662)
OMX Stockholm 30 Index Futures	04/17/15	19	SEK	3,175,469	(2,934)
Primary Aluminum Futures	06/15/15	9	USD	407,766	(6,366)
Russell 2000 Mini Index Futures	06/19/15	21	USD	2,591,030	31,660
S&P 500 E-Mini Index Futures	06/19/15	48	USD	4,968,145	(22,225)
S&P TSX 60 Index Futures	06/18/15	9	CAD	1,557,942	(318)
SPI 200 Futures	06/18/15	7	AUD	1,019,405	8,108
Soybean Futures	08/14/15	3	USD	152,686	(6,098)
Soybean Meal Futures	07/14/15	8	USD	258,530	1,630
Soybean Oil Futures	07/14/15	8	USD	157,286	(10,309)
Sugar No. 11 Futures	06/30/15	4	USD	68,016	(13,987)
TOPIX Index Futures	06/11/15	11	JPY	168,110,418	13,962
U.S. Treasury Long Bond Futures	06/19/15	15	USD	2,426,864	31,261
United Kingdom Long Gilt Bond Futures	06/26/15	41	GBP	4,863,405	129,568
Wheat Futures	07/14/15	6	USD	167,844	(13,644)
Zinc Futures	06/15/15	6	USD	309,577	2,798

Net Unrealized Appreciation					$612,048

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(SEK)—	Swedish Krona
(USD)—	United States Dollar

MIST-271

Met Investors Series Trust

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$6,301,554	$—	$6,301,554
Total Mutual Fund*	3,324,387	—	—	3,324,387
Short-Term Investments
Mutual Funds	9,500,000	—	—	9,500,000
U.S. Treasury	—	274,992	—	274,992
Repurchase Agreement	—	9,137,685	—	9,137,685
Total Short-Term Investments	9,500,000	9,412,677	—	18,912,677
Total Investments	$12,824,387	$15,714,231	$—	$28,538,618

Futures Contracts
Futures Contracts (Unrealized Appreciation)	$800,658	$—	$—	$800,658
Futures Contracts (Unrealized Depreciation)	(188,610)	—	—	(188,610)
Total Futures Contracts	$612,048	$—	$—	$612,048

*	See Consolidated Schedule of Investments for additional detailed categorizations.

MIST-272

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

U.S. Treasury & Government Agencies—96.4% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—1.0%
Fannie Mae ARM Pool
1.321%, 07/01/44 (a)	22,955	$23,504
1.321%, 09/01/44 (a)	42,874	43,905
2.488%, 11/01/34	1,056,178	1,131,167
Fannie Mae REMICS (CMO)
0.234%, 07/25/37 (a)	911,623	884,386
0.236%, 12/25/36 (a)	85,463	85,335
0.324%, 08/25/34 (a)	136,190	135,145
0.524%, 07/25/37 (a)	36,362	36,460
0.554%, 07/25/37 (a)	248,686	250,362
0.854%, 02/25/41 (a)	3,404,341	3,448,945
2.194%, 05/25/35 (a)	585,876	610,995
Fannie Mae Whole Loan (CMO)
0.524%, 05/25/42 (a)	76,487	76,680
Freddie Mac ARM Non-Gold Pool
2.372%, 01/01/34	107,702	115,424
Freddie Mac REMICS (CMO)
0.325%, 10/15/20 (a)	421,364	422,101
0.405%, 02/15/19 (a)	883,537	884,034
0.625%, 08/15/33 (a)	2,771,383	2,777,594
Freddie Mac Strips (CMO)
0.625%, 09/15/42 (a)	10,166,991	10,214,800
Freddie Mac Structured Pass-Through Securities(CMO)
0.434%, 08/25/31 (a)	60,648	59,315
1.220%, 10/25/44 (a)	3,534,879	3,627,730
1.314%, 02/25/45 (a)	1,064,720	1,092,197
Government National Mortgage Association (CMO)
0.476%, 03/20/37 (a)	4,101,881	4,111,869

		30,031,948

U.S. Treasury—95.4%
U.S. Treasury Bond
2.500%, 02/15/45 (b) (c)	9,600,000	9,511,498
U.S. Treasury Inflation Indexed Bonds
0.625%, 02/15/43 (b) (d)	35,786,432	35,062,329
0.750%, 02/15/42 (b) (d)	32,405,829	32,770,395
0.750%, 02/15/45 (b) (d)	56,678,052	57,634,494
1.375%, 02/15/44 (b) (d)	81,638,502	95,957,160
1.750%, 01/15/28 (b) (d)	159,414,039	186,576,756
2.000%, 01/15/26 (b) (d)	87,420,442	103,600,043
2.125%, 02/15/40 (b) (d)	25,753,028	34,382,301
2.125%, 02/15/41 (c) (d)	7,044,576	9,495,321
2.375%, 01/15/25 (b) (d)	187,175,799	226,862,871
2.375%, 01/15/27 (b) (d)	132,360,487	163,299,750
2.500%, 01/15/29 (b) (d)	49,776,504	63,581,719
3.625%, 04/15/28 (b) (d)	38,058,720	53,680,645
3.875%, 04/15/29 (b) (d)	96,669,747	141,976,151
U.S. Treasury Inflation Indexed Notes
0.125%, 04/15/16 (b) (d)	154,320,657	155,875,901
0.125%, 04/15/17 (b) (c) (d) (e) (f)	13,687,163	13,930,959
0.125%, 04/15/18 (b) (c) (d) (e) (f) (g)	4,044,680	4,126,204
0.125%, 04/15/19 (b) (d)	44,726,004	45,554,151
0.125%, 01/15/22 (b) (d) (e) (g)	60,967,820	61,467,939
0.125%, 07/15/22 (b) (d)	311,734,847	314,949,457

U.S. Treasury—(Continued)
U.S. Treasury Inflation Indexed Notes
0.125%, 01/15/23 (b) (d)	238,490,731	$239,515,525
0.125%, 07/15/24 (b) (d)	26,066,912	26,056,720
0.250%, 01/15/25 (b) (d)	70,165,746	70,648,135
0.375%, 07/15/23 (b) (d) (e) (g)	115,405,560	118,335,822
0.500%, 04/15/15 (c) (d) (f)	970,731	972,324
0.625%, 07/15/21 (b) (d)	270,788,892	283,799,485
1.125%, 01/15/21 (b) (d) (e)	42,313,788	45,421,228
1.250%, 07/15/20 (b) (d) (f)	144,086,392	156,187,344
1.375%, 01/15/20 (b) (d) (e)	34,454,234	37,261,702
1.625%, 01/15/18 (d)	19,067,997	20,313,366
1.875%, 07/15/15 (b) (d)	81,355,090	82,613,572
1.875%, 07/15/19 (d) (e)	15,654,496	17,259,082
2.000%, 01/15/16 (d)	17,900,736	18,358,046
2.375%, 01/15/17 (c) (d) (e) (g)	631,693	669,249

		2,927,707,644

Total U.S. Treasury & Government Agencies (Cost $3,022,072,527)		2,957,739,592

Foreign Government—16.5%

Provincial—0.3%
Province of Ontario Canada
3.450%, 06/02/45 (CAD)	11,400,000	10,151,405

Sovereign—16.2%
Brazil Letras do Tesouro Nacional
Zero Coupon, 01/01/18 (BRL)	9,600,000	2,136,921
Brazil Notas do Tesouro Nacional
10.000%, 01/01/21 (BRL)	8,025,000	2,225,209
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond
0.750%, 04/15/18 (EUR) (d)	137,509,287	155,770,206
Colombian TES
3.000%, 03/25/33 (COP) (d)	7,579,021,320	2,553,014
France Government Bond OAT
0.250%, 07/25/18 (EUR) (d)	9,604,168	10,857,470
0.250%, 07/25/24 (EUR) (d)	6,487,065	7,743,121
0.700%, 07/25/30 (144A) (EUR) (d) (h)	985,180	1,309,291
Hellenic Republic Government Bonds
3.000%, 02/24/23 (EUR) (i)	300,000	179,318
3.000%, 02/24/24 (EUR) (i)	300,000	176,387
3.000%, 02/24/25 (EUR) (i)	300,000	172,396
3.000%, 02/24/26 (EUR) (i)	300,000	164,533
3.000%, 02/24/27 (EUR) (i)	300,000	162,100
3.000%, 02/24/28 (EUR) (i)	300,000	159,113
3.000%, 02/24/29 (EUR) (i)	500,000	262,694
3.000%, 02/24/30 (EUR) (i)	500,000	259,651
3.000%, 02/24/31 (EUR) (i)	500,000	260,365
3.000%, 02/24/32 (EUR) (i)	500,000	259,268
3.000%, 02/24/33 (EUR) (i)	500,000	257,547
3.000%, 02/24/34 (EUR) (i)	500,000	257,151
3.000%, 02/24/35 (EUR) (i)	500,000	257,837
3.000%, 02/24/36 (EUR) (i)	750,000	386,655

MIST-273

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Hellenic Republic Government Bonds
3.000%, 02/24/37 (EUR) (i)	750,000	$385,463
3.000%, 02/24/38 (EUR) (i)	750,000	384,395
3.000%, 02/24/39 (EUR) (i)	750,000	385,388
3.000%, 02/24/40 (EUR) (i)	750,000	384,389
3.000%, 02/24/41 (EUR) (i)	750,000	384,630
3.000%, 02/24/42 (EUR) (i)	750,000	391,455
Hellenic Republic Government International Bonds
3.800%, 08/08/17 (JPY) (j)	150,000,000	882,979
4.500%, 07/03/17 (JPY) (j)	300,000,000	1,673,156
Italy Buoni Poliennali Del Tesoro
1.700%, 09/15/18 (EUR) (d)	8,740,248	10,170,654
2.100%, 09/15/16 (EUR) (d)	2,313,850	2,601,668
2.100%, 09/15/17 (EUR) (d)	14,272,750	16,455,891
2.250%, 04/22/17 (EUR) (d)	5,651,208	6,343,828
2.350%, 09/15/19 (EUR) (d)	2,610,144	3,165,236
2.350%, 09/15/24 (144A) (EUR) (d)	33,272,684	43,708,106
2.550%, 10/22/16 (EUR) (d)	9,319,536	10,424,774
2.550%, 09/15/41 (EUR) (d)	3,842,712	6,118,054
3.100%, 09/15/26 (EUR) (d)	625,134	901,569
5.000%, 09/01/40 (EUR)	100,000	170,427
Mexican Bonos
4.750%, 06/14/18 (MXN)	65,252,000	4,280,067
Mexican Udibonos
4.000%, 11/15/40 (MXN) (d)	29,913,954	2,150,577
4.000%, 11/08/46 (MXN) (d)	84,888,560	6,174,067
4.500%, 12/04/25 (MXN) (d)	239,583,411	17,935,764
New Zealand Government Bonds
2.500%, 09/20/35 (NZD) (d) (j)	1,509,900	1,250,779
3.000%, 09/20/30 (NZD) (d) (j)	11,600,000	10,281,103
Slovenia Government International Bond
4.700%, 11/01/16 (144A) (EUR)	6,400,000	7,370,423
Spain Government Bonds
3.800%, 04/30/24 (144A) (EUR)	15,500,000	20,462,415
5.400%, 01/31/23 (144A) (EUR)	29,800,000	42,619,675
Spain Government Inflation Linked Bond
1.000%, 11/30/30 (144A) (EUR) (h)	4,611,076	5,484,657
United Kingdom Gilt Inflation Linked
0.125%, 03/22/24 (GBP) (d)	52,586,117	86,516,728

		495,268,564

Total Foreign Government (Cost $582,680,619)		505,419,969

Corporate Bonds & Notes—8.9%

Banks—6.4%
Banca Monte dei Paschi di Siena S.p.A.
4.875%, 09/15/16 (EUR)	1,000,000	1,144,830
Banco Santander S.A.
6.250%, 09/11/21 (EUR) (a)	700,000	756,439
Bankia S.A.
3.500%, 12/14/15 (EUR)	7,800,000	8,574,325
3.500%, 01/17/19 (EUR)	3,100,000	3,630,708

Banks—(Continued)
Barclays plc
2.010%, 12/21/20 (MXN) (j)	12,500,000	782,607
6.500%, 09/15/19 (EUR) (a)	800,000	888,157
7.625%, 11/21/22	1,400,000	1,638,875
8.000%, 12/15/20 (EUR) (a)	800,000	956,006
BBVA Bancomer S.A.
6.500%, 03/10/21 (144A)	5,000,000	5,534,400
BNP Paribas S.A.
0.566%, 11/07/15 (a)	23,200,000	23,212,760
BPCE S.A.
0.826%, 11/18/16 (a)	13,300,000	13,324,765
BPE Financiaciones S.A.
2.500%, 02/01/17 (EUR)	2,700,000	2,972,678
2.875%, 05/19/16 (EUR)	5,600,000	6,140,035
China Construction Bank Corp.
1.700%, 04/16/15	4,000,000	4,002,328
Citigroup, Inc.
0.775%, 05/01/17 (a)	33,800,000	33,708,977
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
0.586%, 04/28/17 (a)	33,700,000	33,699,090
Credit Agricole S.A.
7.875%, 01/23/24 (a)	200,000	211,611
Depfa ACS Bank
3.875%, 11/14/16 (EUR)	600,000	683,620
Eksportfinans ASA
2.375%, 05/25/16	4,100,000	4,114,637
Intesa Sanpaolo S.p.A.
3.125%, 01/15/16	3,200,000	3,243,584
JPMorgan Chase & Co.
0.806%, 04/25/18 (a)	33,700,000	33,668,760
Lloyds Banking Group plc
7.625%, 06/27/23 (GBP) (a)	2,000,000	3,163,350
Rabobank Nederland
4.000%, 09/10/15 (GBP)	5,160,000	7,759,438
Turkiye Garanti Bankasi A/S
2.757%, 04/20/16 (144A) (a)	1,600,000	1,598,000

		195,409,980

Diversified Financial Services—0.5%
Ally Financial, Inc.
3.250%, 02/13/18	15,200,000	15,048,000

Electric—0.4%
Electricite de France S.A.
0.717%, 01/20/17 (144A) (a)	9,000,000	9,010,260
1.150%, 01/20/17 (144A)	2,800,000	2,810,195

		11,820,455

Oil & Gas—0.5%
California Resources Corp.
5.500%, 09/15/21 (144A)	8,000,000	7,097,600
Chesapeake Energy Corp.
3.503%, 04/15/19 (a)	800,000	770,000

MIST-274

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Petrobras Global Finance B.V.
1.881%, 05/20/16 (a)	700,000	$661,570
2.393%, 01/15/19 (a)	100,000	86,625
2.631%, 03/17/17 (a)	500,000	459,950
2.750%, 01/15/18 (EUR)	1,000,000	970,413
3.000%, 01/15/19	200,000	172,664
4.250%, 10/02/23 (EUR)	600,000	568,480
4.375%, 05/20/23	300,000	256,530
5.375%, 01/27/21	5,100,000	4,626,465
6.250%, 12/14/26 (GBP)	300,000	383,657
7.875%, 03/15/19	300,000	305,388

		16,359,342

Telecommunications—1.0%
BellSouth Corp.
4.182%, 04/26/15 (144A) (h)	32,600,000	32,667,221

Transportation—0.1%
Hellenic Railways Organization S.A.
4.028%, 03/17/17 (EUR) (j)	3,900,000	2,893,499

Total Corporate Bonds & Notes (Cost $286,022,471)		274,198,497

Mortgage-Backed Securities—3.1%

Collateralized Mortgage Obligations—2.2%
Banc of America Funding Trust
2.699%, 02/20/36 (a)	1,458,216	1,446,864
Banc of America Mortgage Trust
2.315%, 11/25/34 (a)	79,451	75,583
2.678%, 06/25/35 (a)	345,092	330,245
2.693%, 09/25/35 (a)	209,260	191,165
6.500%, 09/25/33	57,151	58,881
BCAP LLC Trust
5.419%, 03/26/37 (144A) (a)	2,137,563	2,099,518
Bear Stearns Adjustable Rate Mortgage Trust
2.160%, 08/25/35 (a)	157,327	158,733
2.515%, 03/25/35 (a)	5,882	5,893
2.641%, 03/25/35 (a)	599,843	582,548
2.680%, 03/25/35 (a)	671,218	677,832
2.807%, 01/25/35 (a)	2,311,117	2,314,512
Bear Stearns ALT-A Trust
0.334%, 02/25/34 (a)	260,665	233,416
2.651%, 09/25/35 (a)	1,921,190	1,641,986
Chase Mortgage Finance Trust
2.474%, 02/25/37 (a)	147,332	145,928
Citigroup Mortgage Loan Trust, Inc.
2.230%, 09/25/35 (a)	226,984	228,388
2.280%, 09/25/35 (a)	219,404	219,804
2.510%, 10/25/35 (a)	3,838,963	3,803,038
2.530%, 05/25/35 (a)	59,388	58,788
Countrywide Alternative Loan Trust
0.354%, 05/25/47 (a)	455,149	379,088
0.356%, 02/20/47 (a)	1,417,191	1,059,765
0.454%, 12/25/35 (a)	39,250	34,162
5.500%, 06/25/35	963,802	966,106

Collateralized Mortgage Obligations—(Continued)
Countrywide Home Loan Mortgage Pass-Through Trust
0.464%, 04/25/35 (a)	1,076,899	952,325
2.320%, 11/20/34 (a)	512,349	479,932
2.399%, 11/19/33 (a)	40,461	39,672
2.590%, 08/25/34 (a)	262,237	229,120
Countrywide Home Reperforming Loan REMIC Trust
0.514%, 06/25/35 (144A) (a)	153,751	134,783
Deutsche ALT-B Securities Mortgage Loan Trust
0.274%, 10/25/36 (a)	41,365	25,921
5.869%, 10/25/36	730,438	601,989
5.886%, 10/25/36	730,438	602,539
First Horizon Alternative Mortgage Securities Trust
2.219%, 06/25/34 (a)	337,216	330,270
Granite Mortgages plc
0.946%, 09/20/44(GBP) (a)	403,144	596,350
GreenPoint Mortgage Funding Trust
0.444%, 11/25/45 (a)	203,943	170,329
GreenPoint MTA Trust
0.614%, 06/25/45 (a)	433,523	367,478
GSR Mortgage Loan Trust
2.599%, 05/25/35 (a)	727,922	671,144
2.671%, 09/25/35 (a)	520,668	522,285
2.752%, 01/25/35 (a)	396,511	376,901
4.801%, 11/25/35 (a)	1,010,047	908,630
HarborView Mortgage Loan Trust
0.398%, 05/19/35 (a)	117,774	97,786
0.458%, 02/19/36 (a)	240,402	179,870
Indymac Index Mortgage Loan Trust
2.751%, 11/25/35 (a)	1,078,282	965,704
JPMorgan Mortgage Trust
2.169%, 07/27/37 (144A) (a)	1,221,749	1,051,195
2.529%, 08/25/35 (a)	679,474	640,926
2.538%, 02/25/35 (a)	570,387	568,296
2.540%, 07/25/35 (a)	337,662	338,607
2.548%, 08/25/35 (a)	487,828	480,704
2.579%, 07/25/35 (a)	338,922	338,910
3.882%, 06/25/35 (a)	1,054,125	1,038,480
5.027%, 09/25/35 (a)	166,005	162,230
Master Adjustable Rate Mortgages Trust
2.166%, 12/25/33 (a)	205,611	206,326
2.667%, 11/21/34 (a)	357,653	363,975
Mellon Residential Funding Corp.
0.615%, 12/15/30 (a)	49,573	47,254
0.875%, 11/15/31 (a)	352,365	345,256
Merrill Lynch Mortgage Investors Trust
0.424%, 11/25/35 (a)	184,815	172,231
1.172%, 10/25/35 (a)	306,678	290,463
1.582%, 10/25/35 (a)	1,179,361	1,142,752
5.389%, 12/25/35 (a)	300,524	276,117
National Credit Union Administration Guaranteed Notes
0.621%, 10/07/20 (a)	3,068,187	3,086,148
0.735%, 12/08/20 (a)	4,886,346	4,931,970

MIST-275

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
RBSSP Resecuritization Trust
2.310%, 07/26/45 (144A) (a)	8,417,577	$8,383,300
Residential Accredit Loans, Inc.
0.474%, 08/25/35 (a)	184,308	143,007
1.481%, 09/25/45 (a)	198,345	169,547
Sequoia Mortgage Trust
0.376%, 07/20/36 (a)	1,707,044	1,586,564
0.878%, 10/19/26 (a)	100,110	98,201
Structured Adjustable Rate Mortgage Loan Trust
1.528%, 01/25/35 (a)	152,601	122,501
2.545%, 02/25/34 (a)	223,992	222,761
2.587%, 12/25/34 (a)	472,683	458,941
Structured Asset Mortgage Investments II Trust
0.364%, 06/25/36 (a)	116,315	96,610
0.384%, 05/25/46 (a)	53,395	39,719
0.428%, 07/19/35 (a)	289,008	248,714
0.838%, 10/19/34 (a)	132,380	126,521
Structured Asset Securities Corp. Trust
2.610%, 10/28/35 (144A) (a)	102,329	98,381
Swan Trust
3.530%, 04/25/41(AUD) (a)	248,761	191,589
TBW Mortgage-Backed Trust
6.015%, 07/25/37	345,667	255,317
Thornburg Mortgage Securities Trust
6.225%, 09/25/37 (a)	1,614,992	1,660,781
WaMu Mortgage Pass-Through Certificates Trust
0.434%, 11/25/45 (a)	206,021	189,028
0.464%, 10/25/45 (a)	1,231,239	1,128,845
0.898%, 05/25/47 (a)	532,373	453,352
0.931%, 12/25/46 (a)	123,225	115,299
1.128%, 02/25/46 (a)	213,673	201,339
1.128%, 08/25/46 (a)	8,740,224	7,317,560
1.328%, 11/25/42 (a)	25,949	24,217
2.192%, 07/25/46 (a)	790,525	709,500
2.192%, 11/25/46 (a)	258,035	232,554
2.392%, 12/25/35 (a)	259,499	237,959
5.049%, 08/25/35 (a)	144,702	136,325
Wells Fargo Mortgage-Backed Securities Trust
2.580%, 03/25/36 (a)	181,329	175,478
2.604%, 04/25/36 (a)	1,061,257	1,037,477
2.610%, 10/25/35 (a)	22,248	22,318
2.616%, 11/25/34 (a)	241,935	241,674
2.619%, 09/25/34 (a)	447,768	457,706
5.652%, 04/25/36 (a)	401,771	399,823

		67,430,019

Commercial Mortgage-Backed Securities—0.9%
Banc of America Commercial Mortgage Trust
5.575%, 06/10/49 (a)	1,100,000	1,173,869
5.754%, 02/10/51 (a)	829,432	901,073
Banc of America Re-REMIC Trust
5.592%, 06/24/50 (144A) (a)	1,580,879	1,667,527
5.649%, 02/17/51 (144A) (a)	886,663	922,209

Commercial Mortgage-Backed Securities—(Continued)
Commercial Mortgage Trust
3.156%, 07/10/46 (144A)	1,364,093	1,371,447
Credit Suisse Commercial Mortgage Trust
5.383%, 02/15/40 (144A)	1,182,310	1,226,529
5.467%, 09/18/39 (144A) (a)	1,507,777	1,562,373
GS Mortgage Securities Trust
4.592%, 08/10/43 (144A)	25,000	27,917
Indus Eclipse plc
0.735%, 01/25/20 (GBP) (a)	413,049	607,508
JPMorgan Chase Commercial Mortgage Securities Trust
5.794%, 02/12/51 (a)	1,497,861	1,617,169
ML-CFC Commercial Mortgage Trust
5.700%, 09/12/49	5,400,000	5,789,259
RBSCF Trust
6.028%, 12/16/49 (144A) (a)	2,334,265	2,439,391
Vornado DP LLC
4.004%, 09/13/28 (144A)	7,000,000	7,649,852

		26,956,123

Total Mortgage-Backed Securities (Cost $88,017,303)		94,386,142

Asset-Backed Securities—2.1%

Asset-Backed - Home Equity—0.1%
Asset-Backed Funding Certificates
0.874%, 06/25/34 (a)	553,113	515,752
Bear Stearns Asset-Backed Securities I Trust
1.174%, 10/25/37 (a)	2,605,834	2,433,346
Bear Stearns Asset-Backed Securities Trust
0.834%, 10/25/32 (a)	16,712	15,870
First NLC Trust
0.244%, 08/25/37 (144A) (a)	1,405,391	795,529
HSI Asset Securitization Corp. Trust
0.224%, 10/25/36 (a)	7,900	4,647
Soundview Home Loan Trust
0.234%, 11/25/36 (144A) (a)	58,445	22,552

		3,787,696

Asset-Backed - Other—1.5%
Aquilae CLO II plc
0.401%, 01/17/23 (EUR) (a)	896,997	957,262
Carrington Mortgage Loan Trust
0.494%, 10/25/35 (a)	34,847	34,775
Countrywide Asset-Backed Certificates
0.354%, 07/25/36 (a)	2,808,571	2,751,801
0.421%, 04/25/36 (a)	112,680	111,658
Credit-Based Asset Servicing and Securitization LLC
0.294%, 07/25/37 (144A) (a)	151,887	100,644
CSAB Mortgage-Backed Trust
5.720%, 09/25/36	874,270	658,810
Elm CLO, Ltd.
1.676%, 01/17/23 (144A) (a)	300,000	300,370

MIST-276

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Equity One Mortgage Pass-Through Trust
0.474%, 04/25/34 (a)	114,164	$94,031
Hillmark Funding, Ltd.
0.512%, 05/21/21 (144A) (a)	10,541,842	10,427,822
JPMorgan Mortgage Acquisition Trust
0.234%, 03/25/47 (a)	115,039	112,685
Magi Funding plc
0.429%, 04/11/21 (144A) (EUR) (a)	476,690	511,177
Morgan Stanley IXIS Real Estate Capital Trust
0.224%, 11/25/36 (a)	805	421
Nautique Funding, Ltd.
0.503%, 04/15/20 (144A) (a)	418,810	414,212
NYLIM Flatiron CLO, Ltd.
0.476%, 08/08/20 (144A) (a)	270,017	268,523
OneMain Financial Issuance Trust
2.470%, 09/18/24 (144A)	14,800,000	14,761,964
Park Place Securities, Inc.
0.434%, 09/25/35 (a)	6,177	6,164
1.194%, 12/25/34 (a)	739,479	740,581
Penta CLO S.A.
0.398%, 06/04/24 (EUR) (a)	3,138,152	3,349,501
Small Business Administration Participation Certificates
5.510%, 11/01/27	3,158,117	3,561,112
Structured Asset Securities Corp. Mortgage Loan Trust
0.314%, 05/25/47 (a)	3,200,000	3,077,091
1.672%, 04/25/35 (a)	437,394	415,105
Symphony CLO III, Ltd.
0.497%, 05/15/19 (144A) (a)	2,596,542	2,579,841
Wood Street CLO II B.V.
0.339%, 03/29/21 (144A) (EUR) (a)	181,926	193,758

		45,429,308

Asset-Backed - Student Loan—0.5%
College Loan Corp. Trust
0.506%, 01/25/24 (a)	900,000	871,850
North Carolina State Education Assistance Authority
0.706%, 10/26/20 (a)	417,259	417,655
SLM Student Loan Trust
0.266%, 10/25/17 (a)	155,741	155,589
0.756%, 10/25/17 (a)	171,660	171,799
1.756%, 04/25/23 (a)	13,078,626	13,410,588

		15,027,481

Total Asset-Backed Securities (Cost $62,638,219)		64,244,485

Purchased Options—0.1%
Security Description	Notional Amount*/ Shares/ Principal Amount*	Value

Interest Rate Swaptions—0.1%
Call - 1 Yr. Interest Rate Swap, Exercise Rate 0.800%, Expires 01/19/16 (Counterparty - Morgan Stanley Capital Services, LLC) (j)	136,100,000	160,598
Put - 30 Yr. Interest Rate Swap, Exercise Rate 2.683%, Expires 12/11/17 (Counterparty - Morgan Stanley Capital Services, LLC) (j)	19,000,000	1,980,503
Put - 30 Yr. Interest Rate Swap, Exercise Rate 2.795%, Expires 05/29/15 (Counterparty - Deutsche Bank AG) (j)	82,800,000	433,955

Total Purchased Options (Cost $4,097,647)		2,575,056

Convertible Preferred Stock—0.0%

Banks—0.0%
Wells Fargo & Co., Series L
7.500%, 12/31/49 (Cost $900,000)	900	1,100,700

Municipals—0.0%
Tobacco Settlement Financing Authority
7.467%, 06/01/47 (Cost $712,512)	745,000	649,677

Short-Term Investments—42.6%

Commercial Paper—1.9%
Banco Bilbao Vizcaya Argentaria S.A.
0.983%, 10/23/15 (k)	33,750,000	33,748,738
1.081%, 05/16/16 (k)	14,000,000	14,000,000
Itau Unibanco S.A. New York
1.150%, 06/04/15 (k)	10,800,000	10,800,000

		58,548,738

Discount Notes—1.2%
Federal Home Loan Bank
0.050%, 05/01/15 (k)	1,300,000	1,299,946
0.065%, 05/29/15 (k)	34,000,000	33,996,439

		35,296,385

U.S. Treasury—0.3%
U.S. Treasury Bills
0.015%, 05/21/15 (c) (k)	31,000	30,999
0.015%, 06/25/15 (c) (f) (k)	6,171,000	6,170,785
0.015%, 05/28/15 (c) (k)	331,000	330,992
0.019%, 06/11/15 (c) (e) (f) (g) (k)	1,613,000	1,612,941
0.019%, 06/04/15 (c) (g) (k)	854,000	853,971
0.020%, 04/16/15 (g) (k)	279,000	278,998

		9,278,686

MIST-277

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—39.2%
Barclays Capital, Inc.
Repurchase Agreement dated 03/31/15 at 0.300% to be repurchased at $519,012,975 on 04/01/15 collateralized by $525,719,393 U.S. Treasury Note at 0.625% due 08/15/16 with a value of $528,536,685.	519,000,000	$519,000,000
Repurchase Agreement dated 03/31/15 at 0.300% to be repurchased at $23,600,197 on 04/01/15, collateralized by $23,982,000 U.S. Treasury Note at 0.625% due 08/15/16 with a value of $24,053,227.	23,600,000	23,600,000
Credit Suisse First Boston, Inc. Repurchase Agreement dated 03/31/15 at 0.300% to be repurchased at $600,005,000 on 04/01/15, collateralized by $608,363,000 U.S. Treasury Notes with rates ranging from 0.875% - 1.000%, maturity dates ranging from 02/28/17 - 08/15/17, with a value of $612,341,755.	600,000,000	600,000,000
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/15 at 0.000% to be repurchased at $3,059,683 on 04/01/15, collateralized by $3,075,000 Federal National Mortgage Association at 1.625% due 10/26/15 with a value of $3,121,125.	3,059,683	3,059,683
Morgan Stanley & Co., Inc. Repurchase Agreement dated 03/31/15 at 0.250% to be repurchased at $58,000,403 on 04/01/15, collateralized by $42,295,600 U.S. Treasury Bond at 4.625% due 02/15/40 with a value of $59,038,694.	58,000,000	58,000,000

		1,203,659,683

Total Short-Term Investments (Cost $1,306,783,492)		1,306,783,492

Total Investments—169.7% (Cost $5,353,924,790) (l)		5,207,097,610
Other assets and liabilities (net)—(69.7)%		(2,139,310,829)

Net Assets—100.0%		$3,067,786,781

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2015. Maturity date shown for callable securities reflects the earliest possible call date.
(b)	All or a portion of this security has been transferred in a secured-borrowing transaction.
(c)	All or a portion of the security was pledged as collateral against open swap contracts and open forward foreign currency exchange contracts. As of March 31, 2015, the market value of securities pledged was $5,479,092.
(d)	Principal amount of security is adjusted for inflation.
(e)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2015, the market value of securities pledged was $18,693,071.
(f)	All or a portion of the security was pledged as collateral against open secured borrowing transactions. As of March 31, 2015, the value of securities pledged amounted to $6,190,198.
(g)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2015, the market value of securities pledged was $3,118,194.
(h)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2015, the market value of restricted securities was $39,461,169, which is 1.3% of net assets. See details shown in the Restricted Securities table that follows.
(i)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(j)	Illiquid security. As of March 31, 2015, these securities represent 0.7% of net assets.
(k)	The rate shown represents current yield to maturity.
(l)	As of March 31, 2015, the aggregate cost of investments was $5,353,924,790. The aggregate unrealized appreciation and depreciation of investments were $30,052,994 and $(176,880,174), respectively, resulting in net unrealized depreciation of $(146,827,180).
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2015, the market value of 144A securities was $238,683,057, which is 7.8% of net assets.
(ARM)—	Adjustable-Rate Mortgage
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(COP)—	Colombian Peso
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(NZD)—	New Zealand Dollar
(REMIC)—	Real Estate Mortgage Investment Conduit

MIST-278

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
BellSouth Corp.	04/16/14	$32,600,000	$33,776,534	$32,667,221
France Government Bond OAT	07/22/14	985,180	1,389,183	1,309,291
Spain Government Inflation Linked Bond	03/24/15	4,611,076	5,532,898	5,484,657

				$39,461,169

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
AUD	3,115,000	BNP Paribas S.A.	04/02/15	$2,384,448	$(11,909)
AUD	4,304,000	BNP Paribas S.A.	04/02/15	3,293,718	(15,576)
AUD	4,227,000	Citibank N.A.	04/02/15	3,237,879	(18,385)
AUD	1,631,000	Credit Suisse International	04/02/15	1,244,042	(1,791)
AUD	1,631,000	JPMorgan Chase Bank N.A.	04/02/15	1,238,382	3,869
AUD	1,638,000	Societe Generale Paris	04/02/15	1,257,225	(9,642)
BRL	234,360	BNP Paribas S.A.	04/02/15	72,000	1,431
BRL	11,897,325	BNP Paribas S.A.	04/02/15	3,630,000	97,758
BRL	13,692,195	BNP Paribas S.A.	04/02/15	4,170,000	120,140
BRL	34,010,609	Barclays Bank plc	04/02/15	10,485,774	170,681
BRL	35,991,970	Barclays Bank plc	04/02/15	11,313,604	(36,335)
BRL	46,727,000	Barclays Bank plc	04/02/15	14,762,266	(121,417)
BRL	18,131,774	Citibank N.A.	04/02/15	5,689,292	(8,111)
BRL	33,804,566	Citibank N.A.	04/02/15	10,580,459	11,437
BRL	59,352,266	Credit Suisse International	04/02/15	18,501,330	95,360
BRL	34,010,609	Deutsche Bank AG	04/02/15	10,601,811	54,644
BRL	82,718,970	Goldman Sachs Bank USA	04/02/15	25,785,215	132,903
BRL	24,152,535	JPMorgan Chase Bank N.A.	04/02/15	8,413,099	(845,448)
BRL	54,704,280	JPMorgan Chase Bank N.A.	04/02/15	18,120,000	(979,651)
BRL	18,131,774	BNP Paribas S.A.	05/05/15	5,628,626	5,838
BRL	33,804,566	Credit Suisse International	05/05/15	10,368,068	136,730
BRL	34,010,609	Deutsche Bank AG	05/05/15	10,307,963	260,863
BRL	82,718,970	Goldman Sachs Bank USA	05/05/15	25,676,363	28,628
BRL	60,557,995	JPMorgan Chase Bank N.A.	05/05/15	18,679,209	139,240
BRL	36,424,382	UBS AG Stamford	07/02/15	13,197,240	(2,091,568)
CAD	5,050,000	Citibank N.A.	04/02/15	3,988,232	(1,054)
CAD	11,509,000	Societe Generale Paris	04/02/15	9,194,695	(107,877)
EUR	1,818,000	BNP Paribas S.A.	04/02/15	1,928,425	26,380
EUR	8,075,000	BNP Paribas S.A.	04/02/15	9,153,465	(470,818)
EUR	1,932,000	Citibank N.A.	04/02/15	2,099,856	(22,473)
EUR	434,042,000	UBS AG Stamford	04/02/15	476,881,945	(10,178,147)
GBP	75,481,000	Goldman Sachs Bank USA	04/02/15	112,098,796	(130,279)
GBP	706,000	JPMorgan Chase Bank N.A.	04/02/15	1,066,312	(19,032)
INR	3,904,647,832	JPMorgan Chase Bank N.A.	04/13/15	61,297,454	981,356
INR	964,813,565	Goldman Sachs Bank USA	05/18/15	15,309,641	(31,159)
INR	1,730,656,693	UBS AG Stamford	06/26/15	27,226,566	(44,062)
JPY	8,297,900,000	Credit Suisse International	04/02/15	69,384,786	(198,143)
MXN	7,879,000	Barclays Bank plc	05/05/15	526,727	(11,209)
MXN	12,681,000	Barclays Bank plc	05/05/15	840,893	(11,183)
MXN	1,897,000	Citibank N.A.	05/05/15	122,450	1,670
MXN	3,981,000	Citibank N.A.	05/05/15	259,016	1,458
MXN	2,962,000	Credit Suisse International	05/05/15	188,880	4,922
MXN	3,376,000	Credit Suisse International	05/05/15	222,907	(2,018)
MXN	6,375,000	Credit Suisse International	05/05/15	434,297	(17,185)
MXN	5,587,000	Goldman Sachs Bank USA	05/05/15	373,612	(8,059)
MXN	2,496,000	JPMorgan Chase Bank N.A.	05/05/15	170,142	(6,830)
MXN	5,597,000	Westpac Banking Corp.	05/05/15	372,129	(5,920)

MIST-279

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
MYR	61,606,419	Credit Suisse International	04/13/15	$17,070,219	$(452,523)
NZD	13,264,000	UBS AG Stamford	04/02/15	10,124,013	(207,849)
PLN	39,076,577	JPMorgan Chase Bank N.A.	07/30/15	10,405,714	(133,928)

Contracts to Deliver
AUD	13,889,000	Citibank N.A.	04/02/15	10,788,193	209,636
BRL	18,131,774	BNP Paribas S.A.	04/02/15	5,675,047	(6,135)
BRL	7,692,106	BNP Paribas S.A.	04/02/15	2,397,789	(12,359)
BRL	116,729,579	Barclays Bank plc	04/02/15	36,387,026	(187,547)
BRL	33,361,340	Citibank N.A.	04/02/15	10,399,420	(53,601)
BRL	18,575,000	Citibank N.A.	04/02/15	7,567,733	1,747,677
BRL	33,804,566	Credit Suisse International	04/02/15	10,452,865	(139,031)
BRL	13,677,600	Credit Suisse International	04/02/15	4,170,000	(115,567)
BRL	11,870,100	Credit Suisse International	04/02/15	3,630,000	(89,227)
BRL	34,010,609	Deutsche Bank AG	04/02/15	10,391,265	(265,190)
BRL	82,718,970	Goldman Sachs Bank USA	04/02/15	25,890,131	(27,987)
BRL	60,557,995	JPMorgan Chase Bank N.A.	04/02/15	18,836,079	(138,399)
BRL	18,298,820	JPMorgan Chase Bank N.A.	04/02/15	5,704,121	(29,400)
BRL	204,129,405	Deutsche Bank AG	07/02/15	75,241,211	13,002,841
BRL	2,375,372	Goldman Sachs Bank USA	07/02/15	866,134	141,891
BRL	60,412,080	JPMorgan Chase Bank N.A.	04/04/16	18,120,000	1,061,910
CAD	16,559,000	Citibank N.A.	04/02/15	13,243,581	169,585
CAD	11,509,000	Societe Generale Paris	05/06/15	9,190,422	107,562
COP	5,070,964,788	BNP Paribas S.A.	06/03/15	2,203,330	266,229
EUR	5,689,000	BNP Paribas S.A.	04/02/15	6,060,896	(56,203)
EUR	2,924,000	Citibank N.A.	04/02/15	3,090,208	(53,824)
EUR	437,254,000	Goldman Sachs Bank USA	04/02/15	497,297,369	27,139,867
EUR	6,653,000	BNP Paribas S.A.	05/06/15	7,345,784	188,957
EUR	5,037,000	BNP Paribas S.A.	05/06/15	5,464,671	46,223
EUR	434,042,000	UBS AG Stamford	05/06/15	477,092,456	10,180,771
GBP	2,615,000	Credit Suisse International	04/02/15	3,866,670	(12,421)
GBP	64,922,000	Deutsche Bank AG	04/02/15	100,700,514	4,395,219
GBP	2,860,000	Goldman Sachs Bank USA	04/02/15	4,219,612	(22,912)
GBP	5,790,000	UBS AG Stamford	04/02/15	8,784,686	195,800
GBP	75,481,000	Goldman Sachs Bank USA	05/06/15	112,076,280	132,726
HUF	4,393,604,300	JPMorgan Chase Bank N.A.	04/30/15	15,795,241	81,815
INR	964,813,565	Goldman Sachs Bank USA	04/13/15	15,404,975	16,278
INR	1,730,656,693	UBS AG Stamford	04/13/15	27,602,180	(1,651)
JPY	8,297,900,000	BNP Paribas S.A.	04/02/15	69,457,267	270,625
JPY	8,297,900,000	Credit Suisse International	05/08/15	69,414,213	193,499
MXN	138,013,289	Credit Suisse International	04/22/15	9,403,052	364,907
MXN	19,294,000	BNP Paribas S.A.	05/05/15	1,276,945	14,551
MXN	41,349,000	Barclays Bank plc	05/05/15	2,778,009	72,570
MXN	69,706,000	Citibank N.A.	05/05/15	4,640,230	79,410
MXN	33,989,169	Citibank N.A.	05/05/15	2,270,000	46,110
MXN	17,968,000	Citibank N.A.	05/05/15	1,152,637	(22,998)
MXN	16,968,022	Citibank N.A.	05/05/15	1,130,000	19,793
MXN	24,072,000	Credit Suisse International	05/05/15	1,617,351	42,335
MXN	23,606,000	Credit Suisse International	05/05/15	1,580,900	36,374
MXN	15,875,000	Credit Suisse International	05/05/15	1,020,907	(17,784)
MXN	20,582,195	Deutsche Bank AG	05/05/15	1,370,000	23,320
MXN	88,069,000	Goldman Sachs Bank USA	05/05/15	5,858,963	96,664
MXN	49,266,629	Goldman Sachs Bank USA	05/05/15	3,297,500	74,016
MYR	61,099,622	Barclays Bank plc	04/13/15	16,709,865	228,872
NZD	13,264,000	UBS AG Stamford	04/02/15	9,956,608	40,444
NZD	13,264,000	UBS AG Stamford	05/06/15	10,090,880	207,441

Net Unrealized Appreciation					$45,719,409

MIST-280

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Euro-Bund Futures	06/08/15	322	EUR	51,089,944	$33,092
U.S. Treasury Note 5 Year Futures	06/30/15	569	USD	67,556,102	843,922

Futures Contracts—Short
90 Day Eurodollar Futures	06/15/15	(1,465)	USD	(364,885,621)	(155,754)
90 Day Eurodollar Futures	09/14/15	(1,504)	USD	(373,783,318)	(411,882)
90 Day Eurodollar Futures	12/14/15	(1,025)	USD	(254,441,848)	(129,714)
90 Day Eurodollar Futures	03/14/16	(775)	USD	(191,926,643)	(195,857)
90 Day Eurodollar Futures	06/13/16	(126)	USD	(31,066,405)	(109,145)
90 Day Eurodollar Futures	09/19/16	(99)	USD	(24,331,630)	(115,183)
90 Day Eurodollar Futures	12/19/16	(93)	USD	(22,808,161)	(115,177)
Put Options on 10 Year Euro-Bund Futures, Strike EUR 154.50	04/24/15	(70)	EUR	(19,541)	19,506
U.S. Treasury Note 10 Year Futures	06/19/15	(709)	USD	(90,726,012)	(668,519)

Net Unrealized Depreciation					$(1,004,711)

Written Options

Foreign Currency Written Options	Strike Price		Counterparty	Expiration Date	Notional Amount	Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
EUR Put/USD Call	USD	1.090	Barclays Bank plc	04/01/15	(2,600,000)	$(14,428)	$(41,004)	$(26,576)
EUR Put/USD Call	USD	1.063	UBS AG Stamford	04/08/15	(32,410,000)	(165,380)	(157,970)	7,410
EUR Put/USD Call	USD	1.034	Deutsche Bank AG	04/16/15	(8,955,000)	(56,343)	(15,666)	40,677
EUR Put/USD Call	USD	1.035	BNP Paribas S.A.	04/16/15	(9,211,000)	(60,294)	(16,550)	43,744
USD Call/BRL Put	BRL	2.680	Deutsche Bank AG	07/01/15	(9,530,000)	(227,100)	(1,770,617)	(1,543,517)
USD Call/BRL Put	BRL	4.000	Credit Suisse International	03/17/16	(26,000,000)	(1,098,770)	(1,018,368)	80,402

Totals						$(1,622,315)	$(3,020,175)	$(1,397,860)

Inflation Capped Options	Strike Index	Counterparty	Exercise Index	Expiration Date	Notional Amount	Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Cap - CPI-U Index	4.000	JPMorgan Chase Bank N.A.	Maximum of [(Final Index/Initial Index) - (1 + 4.000%)10] or 0	04/22/24	$(35,000,000)	$(254,625)	$(98,570)	$156,055
Cap - CPI-U Index	4.000	JPMorgan Chase Bank N.A.	Maximum of [(Final Index/Initial Index) - (1 + 4.000%)10] or 0	05/16/24	(2,800,000)	(19,460)	(8,138)	11,322
Floor - OTC CPURNSA Index	0.000	Deutsche Bank AG	Maximum of [(1 + 0.000%)[10] - [(Final Index/Initial Index)] or 0	01/22/18	(4,500,000)	(43,650)	(42,362)	1,288
Floor - OTC CPURNSA Index	0.000	BNP Paribas S.A.	Maximum of [(1 + 0.000%)[10] - [(Final Index/Initial Index)] or 0	03/01/18	(3,500,000)	(30,100)	(27,331)	2,769
Floor - OTC CPURNSA Index	0.000	JPMorgan Chase Bank N.A.	Maximum of [(1 + 0.000%)[10] - [(Final Index/Initial Index)] or 0	03/24/20	(33,500,000)	(378,550)	(468,387)	(89,837)
Floor - OTC CPURNSA Index	216.687	Citibank N.A.	Maximum of [(1 + 0.000%)[10] - [(Final Index/Initial Index)] or 0	04/07/20	(49,000,000)	(436,720)	(29,199)	407,521
Floor - OTC CPURNSA Index	217.965	Citibank N.A.	Maximum of [(1 + 0.000%)[10] - [(Final Index/Initial Index)] or 0	09/29/20	(4,700,000)	(60,630)	(2,907)	57,723

Totals						$(1,223,735)	$(676,894)	$546,841

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - 1 Yr. IRS	0.520%	Morgan Stanley Capital Services, LLC	3M LIBOR	Receive	01/19/16	USD	(136,100,000)	$(81,660)	$(50,629)	$31,031

MIST-281

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Written Options—(Continued)

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - 1 Yr. IRS	0.660%	Morgan Stanley Capital Services, LLC	3M LIBOR	Receive	01/19/16	USD	(136,100,000)	$(136,100)	$(95,542)	$40,558
Call - 30 Yr. IRS	2.295%	Deutsche Bank AG	3M LIBOR	Receive	05/29/15	USD	(82,800,000)	(1,305,356)	(1,660,720)	(355,364)
Call - 30 Yr. IRS	0.750%	Goldman Sachs International	6M EURIBOR	Receive	09/11/15	EUR	(28,700,000)	(771,406)	(1,387,513)	(616,107)
Put - 5 Yr. IRS	2.500%	Morgan Stanley Capital Services, LLC	3M LIBOR	Pay	12/11/17	USD	(79,800,000)	(2,660,000)	(1,991,249)	668,751
Put - 30 Yr. IRS	1.300%	Goldman Sachs Bank USA	6M EURIBOR	Pay	09/11/15	EUR	(28,700,000)	(831,909)	(405,651)	426,258

Totals								$(5,786,431)	$(5,591,304)	$195,127

Credit Default Swaptions	Strike Rate	Counterparty	Reference Obligation	Buy/Sell Protection	Expiration Date	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation
Put—5-Yr. CDS	1.000%	Barclays Bank plc	CDX.NA.IG.23	Sell	04/15/15	USD	(22,100,000)	$(33,636)	$(675)	$32,961

Swap Agreements

OTC Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1M UKRPI	2.945%	01/12/25	Citibank N.A.	GBP	4,200,000	$65,001	$—	$65,001
Pay	1M UKRPI	3.125%	12/10/24	Goldman Sachs Bank USA	GBP	4,500,000	236,670	5,939	230,731
Pay	1M UKRPI	3.140%	01/14/30	Goldman Sachs Bank USA	GBP	21,660,000	303,578	—	303,578
Pay	1M UKRPI	3.328%	01/12/45	Credit Suisse International	GBP	800,000	(1,163)	8,649	(9,812)
Pay	1M UKRPI	3.500%	10/15/44	Credit Suisse International	GBP	7,200,000	965,886	2,835	963,051
Pay	1M UKRPI	3.500%	10/15/44	Citibank N.A.	GBP	3,600,000	482,943	(122,059)	605,002
Pay	1M UKRPI	3.500%	10/15/44	Morgan Stanley Capital Services, LLC	GBP	2,500,000	335,377	(15,524)	350,901
Pay	1M UKRPI	3.528%	09/23/44	JPMorgan Chase Bank N.A.	GBP	3,900,000	598,323	5,820	592,503
Pay	1M UKRPI	3.528%	09/23/44	Credit Suisse International	GBP	3,300,000	506,273	(23,811)	530,084
Pay	1M UKRPI	3.550%	11/15/44	Morgan Stanley Capital Services, LLC	GBP	700,000	114,850	3,206	111,644
Pay	1M UKRPI	3.550%	11/15/44	Credit Suisse International	GBP	600,000	98,443	(947)	99,390
Pay	1M UKRPI	3.550%	12/11/44	BNP Paribas S.A.	GBP	2,100,000	338,229	14,723	323,506
Receive	3M CPURNSA	1.725%	03/04/19	Deutsche Bank AG	USD	8,125,000	(70,480)	—	(70,480)
Receive	3M CPURNSA	1.730%	04/15/16	Goldman Sachs Bank USA	USD	135,200,000	(3,730,430)	(199,939)	(3,530,491)
Receive	3M CPURNSA	1.800%	01/17/16	Deutsche Bank AG	USD	10,100,000	(223,241)	(3,260)	(219,981)
Receive	3M CPURNSA	1.825%	11/29/16	Deutsche Bank AG	USD	22,200,000	(630,316)	(9,106)	(621,210)
Receive	3M CPURNSA	1.845%	11/29/16	Deutsche Bank AG	USD	16,400,000	(475,728)	—	(475,728)
Receive	3M CPURNSA	1.860%	11/05/16	Deutsche Bank AG	USD	32,300,000	(940,800)	—	(940,800)
Receive	3M CPURNSA	1.908%	04/15/17	Barclays Bank plc	USD	12,300,000	(432,146)	—	(432,146)
Receive	3M CPURNSA	1.930%	02/10/17	Deutsche Bank AG	USD	9,300,000	(264,933)	—	(264,933)
Receive	3M CPURNSA	1.940%	10/07/16	Deutsche Bank AG	USD	29,500,000	(928,602)	—	(928,602)
Receive	3M CPURNSA	1.942%	04/15/17	Goldman Sachs Bank USA	USD	101,400,000	(3,708,271)	—	(3,708,271)
Receive	3M CPURNSA	2.018%	08/19/17	Barclays Bank plc	USD	39,600,000	(1,410,924)	(11,377)	(1,399,547)
Receive	3M CPURNSA	2.173%	11/01/18	Deutsche Bank AG	USD	21,800,000	(980,080)	—	(980,080)
Receive	3M CPURNSA	2.175%	10/01/18	Goldman Sachs Bank USA	USD	43,400,000	(1,961,457)	42,961	(2,004,418)
Receive	3M CPURNSA	2.250%	07/15/17	BNP Paribas S.A.	USD	10,400,000	(590,783)	11,440	(602,223)
Receive	3M CPURNSA	2.315%	11/16/17	Deutsche Bank AG	USD	12,700,000	(752,413)	—	(752,413)
Receive	3M CPURNSA	2.415%	02/12/17	Goldman Sachs Bank USA	USD	39,500,000	(2,193,397)	21,811	(2,215,208)
Receive	3M CPURNSA	2.560%	05/08/23	Deutsche Bank AG	USD	12,300,000	(1,196,079)	—	(1,196,079)
Receive	EXT-CPI	0.900%	11/15/19	Goldman Sachs Bank USA	EUR	6,500,000	(29,049)	8,427	(37,476)

Totals							$(16,474,719)	$(260,212)	$(16,214,507)

MIST-282

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Swap Agreements—(Continued)

OTC Variance Swaps

Pay/Receive Variance	Reference Entity	Variance Strike Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation
Receive	VOLS EUR CAD	0.106%	04/21/15	Bank of America N.A.	EUR	10,660	$759	$—	$759

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive	28-Day TIIE	4.035%	02/03/17	MXN	1,385,900,000	$(20,610)
Receive	3M CDOR	1.250%	09/18/17	CAD	20,400,000	(2,150)
Receive	3M LIBOR	3.000%	12/17/24	USD	60,700,000	(162,846)
Receive	3M LIBOR	2.750%	06/17/25	USD	109,300,000	(1,315,832)
Receive	6M EURIBOR	2.000%	01/29/24	EUR	54,600,000	(7,776,158)
Receive	6M EURIBOR	1.000%	12/17/24	EUR	26,100,000	(1,244,205)
Receive	6M EURIBOR	0.750%	09/16/25	EUR	129,400,000	167,657
Receive	6M LIBOR	2.000%	09/16/45	GBP	25,760,000	(194,441)
Receive	6M LIBOR	2.000%	09/16/25	GBP	7,700,000	44,255
Receive	6M LIBOR	1.500%	09/16/17	GBP	145,600,000	(621,777)
Receive	6M LIBOR	1.250%	06/17/17	GBP	137,800,000	(972,150)
Receive	6M LIBOR	1.000%	09/18/23	JPY	230,000,000	(51,025)
Pay	28-Day TIIE	5.560%	11/11/21	MXN	22,600,000	(43,765)
Pay	28-Day TIIE	5.630%	10/11/21	MXN	520,400,000	(748,398)
Pay	28-Day TIIE	5.660%	11/09/21	MXN	194,000,000	(567)
Pay	28-Day TIIE	5.750%	12/06/21	MXN	92,700,000	72,371
Pay	28-Day TIIE	6.710%	09/20/29	MXN	208,500,000	116,672

Net Unrealized Depreciation						$(12,752,969)

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2015(b)	Notional Amount(c)		Unrealized Appreciation
CDX iTraxx Main 23	(1.000%)	06/20/20	N/A	EUR	146,900,000	$50,131

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2015(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway, Inc. 1.900%, due 01/31/17	1.000%	12/20/19	Barclays Bank plc	0.555%	USD	5,100,000	$104,077	$103,714	$363
Gazprom OAO Via Gaz Capital S.A. 1.000%, due 03/20/16	1.000%	03/20/16	Goldman Sachs Bank USA	4.937%	USD	2,500,000	(93,722)	(177,742)	84,020
Gazprom OAO Via Gaz Capital S.A. 1.000%, due 03/20/16	1.000%	03/20/16	Goldman Sachs Bank USA	4.937%	USD	3,900,000	(146,206)	(301,288)	155,082
Gazprom OAO Via Gaz Capital S.A. 1.000%, due 03/20/16	1.000%	03/20/16	JPMorgan Chase Bank N.A.	4.937%	USD	2,400,000	(89,973)	(180,170)	90,197

MIST-283

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (d)—(Continued)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2015(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Greece Government International Bond 1.000%, due 06/20/15	1.000%	06/20/15	Morgan Stanley Capital Services, LLC	45.773%	EUR	1,700,000	$(169,366)	$(78,898)	$(90,468)
Indonesia Government International Bond 6.880%, due 03/09/17	1.000%	12/20/19	Goldman Sach s Bank USA	1.369%	USD	6,300,000	(104,459)	(144,809)	40,350
Sberbank of Russia Via SB Capital S.A. 1.000%, due 03/20/16	1.000%	03/20/16	Goldman Sachs Bank USA	5.236%	USD	800,000	(32,193)	(44,515)	12,322

Totals							$(531,842)	$(823,708)	$291,866

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(COP)—	Colombian Peso
(EUR)—	Euro
(GBP)—	British Pound
(HUF)—	Hungarian Forint
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NZD)—	New Zealand Dollar
(PLN)—	Polish Zloty
(USD)—	United States Dollar
(CDOR)—	Canadian Dealer Offered Rate
(CDS)—	Credit Default Swap
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(CPI-U)—	USA-Non-Revised Consumer Price Index-Urban
(CPURNSA)—	U.S. Consumer Price All Urban Non-Seasonally Adjusted
(EURIBOR)—	EURO InterBank Offered Rate
(EXT-CPI)—	Excluding Tobacco-Non-revised Consumer Price Index
(IRS)—	Interest Rate Swap
(LIBOR)—	London Interbank Offered Rate
(TIIE)—	Mexican Interbank Equilibrium Interest Rate
(UKRPI)—	United Kingdom Retail Price Index

MIST-284

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$2,957,739,592	$—	$2,957,739,592
Total Foreign Government*	—	505,419,969	—	505,419,969
Total Corporate Bonds & Notes*	—	274,198,497	—	274,198,497
Total Mortgage-Backed Securities*	—	94,386,142	—	94,386,142
Total Asset-Backed Securities*	—	64,244,485	—	64,244,485
Total Purchased Options*	—	2,575,056	—	2,575,056
Total Convertible Preferred Stock*	1,100,700	—	—	1,100,700
Total Municipals	—	649,677	—	649,677
Short-Term Investments
Commercial Paper	—	58,548,738	—	58,548,738
Discount Notes	—	35,296,385	—	35,296,385
U.S. Treasury	—	9,278,686	—	9,278,686
Repurchase Agreements	—	1,203,659,683	—	1,203,659,683
Total Short-Term Investments	—	1,306,783,492	—	1,306,783,492
Total Investments	$1,100,700	$5,205,996,910	$—	$5,207,097,610

Secured Borrowings (Liability)	$—	$(2,479,445,185)	$—	$(2,479,445,185)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$63,171,226	$—	$63,171,226
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(17,451,817)	—	(17,451,817)
Total Forward Contracts	$—	$45,719,409	$—	$45,719,409
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$896,520	$—	$—	$896,520
Futures Contracts (Unrealized Depreciation)	(1,901,231)	—	—	(1,901,231)
Total Futures Contracts	$(1,004,711)	$—	$—	$(1,004,711)
Written Options
Credit Default Swaptions at Value	$—	$(675)	$—	$(675)
Foreign Currency Written Options at Value	—	(3,020,175)	—	(3,020,175)
Inflation Capped Options at Value	—	(676,894)	—	(676,894)
Interest Rate Swaptions at Value	—	(5,591,304)	—	(5,591,304)
Total Written Options	$—	$(9,289,048)	$—	$(9,289,048)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$451,086	$—	$451,086
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(13,153,924)	—	(13,153,924)
Total Centrally Cleared Swap Contracts	$—	$(12,702,838)	$—	$(12,702,838)

MIST-285

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$4,150,409	$—	$4,150,409
OTC Swap Contracts at Value (Liabilities)	—	(21,156,211)	—	(21,156,211)
Total OTC Swap Contracts	$—	$(17,005,802)	$—	$(17,005,802)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2014	Change in Unrealized Appreciation/ (Depreciation)	Transfers out of Level 3	Balance as of March 31, 2015	Change in Unrealized Appreciation/ (Depreciation) from Investments still held at March 31, 2015
Corporate Bonds & Notes
Banks	$873,789	$—	$(873,789)	$—	$—

Corporate Bonds & Notes in the amount of $873,789 were transferred out of Level 3 due to the initiation of a vendor or broker providing prices that are based on market activity which has been determined to be significant observable inputs.

MIST-286

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

U.S. Treasury & Government Agencies—62.9% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—26.2%
Fannie Mae 10 Yr. Pool
3.000%, 12/01/20	229,260	$240,607
3.000%, 02/01/21	667,405	700,439
3.000%, 08/01/21	484,923	508,924
3.000%, 11/01/21	125,042	131,231
3.000%, 03/01/22	544,025	570,952
3.000%, 05/01/22	1,765,029	1,852,390
3.500%, 07/01/20	218,098	231,440
3.500%, 01/01/21	1,096,196	1,163,253
3.500%, 06/01/21	421,110	446,871
3.500%, 07/01/21	322,370	342,091
3.500%, 09/01/21	379,613	402,835
3.500%, 09/01/23	347,829	369,515
4.000%, 05/01/19	20,732	21,906
4.500%, 03/01/18	73,173	76,727
4.500%, 07/01/18	62,247	65,271
4.500%, 11/01/18	25,714	26,993
4.500%, 12/01/18	15,708	16,471
4.500%, 05/01/19	665,043	699,565
5.500%, 11/01/17	76,292	80,196
5.500%, 09/01/18	171,452	180,728
5.500%, 10/01/18	75,723	79,878
Fannie Mae 15 Yr. Pool
3.000%, 09/01/28	862,432	909,741
3.000%, TBA (a)	81,000,000	84,910,777
3.500%, 10/01/25	483,483	514,103
3.500%, 10/01/26	368,218	392,912
3.500%, 12/01/26	507,186	540,211
3.500%, 08/01/27	407,128	432,197
3.500%, 07/01/29	242,546	259,104
3.500%, TBA (a)	56,000,000	59,389,297
4.000%, 07/01/18	5,749	6,075
4.000%, 08/01/18	2,292	2,422
4.000%, 09/01/18	1,253	1,324
4.000%, 05/01/19	1,203,850	1,272,010
4.000%, 07/01/19	557,340	588,895
4.000%, 08/01/20	369,520	390,442
4.000%, 03/01/22	68,522	72,404
4.000%, 04/01/24	76,763	81,325
4.000%, 05/01/24	2,969,343	3,146,354
4.000%, 06/01/24	3,374,682	3,575,306
4.000%, 07/01/24	33,013	34,986
4.000%, 02/01/25	1,077,286	1,141,545
4.000%, 06/01/25	372,918	396,434
4.000%, 07/01/25	10,441	11,096
4.000%, 08/01/25	1,081,740	1,150,520
4.000%, 09/01/25	61,943	65,867
4.000%, 12/01/25	379,564	403,504
4.000%, 02/01/26	273,073	291,043
4.000%, 03/01/26	55,437	59,083
4.000%, 06/01/26	50,325	53,633
4.500%, 12/01/17	1,085	1,138
4.500%, 03/01/18	234,794	246,198
4.500%, 04/01/18	372,490	390,582
4.500%, 06/01/18	1,118,502	1,172,830
4.500%, 07/01/18	564,323	591,733

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 15 Yr. Pool
4.500%, 08/01/18	5,864	6,148
4.500%, 10/01/18	22,599	23,697
4.500%, 11/01/18	1,360,212	1,426,281
4.500%, 12/01/18	363,990	381,687
4.500%, 02/01/19	234,440	246,189
4.500%, 05/01/19	440,054	462,423
4.500%, 06/01/19	222,960	234,321
4.500%, 11/01/19	230,397	242,120
4.500%, 12/01/19	288,351	302,941
4.500%, 08/01/20	394,563	415,404
4.500%, 09/01/20	563,759	591,183
4.500%, 10/01/20	23,486	24,789
4.500%, 12/01/20	448,180	472,228
4.500%, 01/01/22	22,652	23,760
4.500%, 02/01/23	335,930	360,221
4.500%, 03/01/23	663,775	703,466
4.500%, 05/01/23	66,434	71,288
4.500%, 06/01/23	4,171	4,477
4.500%, 01/01/24	5,539	5,808
4.500%, 04/01/24	103,579	111,067
4.500%, 05/01/24	342,467	367,750
4.500%, 08/01/24	72,083	77,359
4.500%, 10/01/24	475,236	511,538
4.500%, 11/01/24	114,203	123,066
4.500%, 02/01/25	887,694	952,640
4.500%, 03/01/25	600,886	647,460
4.500%, 04/01/25	420,181	452,303
4.500%, 05/01/25	1,095,521	1,181,039
4.500%, 06/01/25	115,248	123,825
4.500%, 07/01/25	4,451,191	4,799,509
4.500%, 08/01/25	155,978	165,669
4.500%, 09/01/25	316,792	341,555
4.500%, 11/01/25	230,596	248,757
4.500%, 04/01/26	16,959	18,283
4.500%, 01/01/27	224,018	235,698
5.500%, 12/01/17	3,367	3,540
5.500%, 01/01/18	99,538	104,630
5.500%, 02/01/18	745,501	783,647
5.500%, 11/01/18	2,689	2,826
5.500%, 09/01/19	88,983	93,537
5.500%, 09/01/20	17,725	19,137
5.500%, 12/01/20	2,711	2,850
5.500%, 03/01/22	213,775	235,251
5.500%, 04/01/22	159,873	172,075
5.500%, 07/01/22	151,718	163,709
5.500%, 09/01/22	81,177	89,427
5.500%, 10/01/22	631,696	693,733
5.500%, 11/01/22	154,303	168,172
5.500%, 12/01/22	189,618	208,874
5.500%, 02/01/23	188,774	206,698
5.500%, 03/01/23	29,352	32,214
5.500%, 07/01/23	13,813	15,177
5.500%, 08/01/23	73,174	79,417
5.500%, 10/01/23	107,550	117,179
5.500%, 11/01/23	35,812	37,686

MIST-287

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 15 Yr. Pool
5.500%, 12/01/23	61,571	$67,417
5.500%, 01/01/24	17,746	19,405
5.500%, 03/01/24	111,805	123,130
5.500%, 09/01/24	92,494	99,379
5.500%, 01/01/25	1,490,083	1,644,603
5.500%, 05/01/25	371,665	393,319
6.000%, 03/01/17	4,766	4,784
6.000%, 04/01/17	4,743	4,876
6.000%, 06/01/17	3,770	3,880
6.000%, 07/01/17	12,601	12,956
6.500%, 04/01/16	4,935	5,010
6.500%, 06/01/16	2,523	2,566
6.500%, 07/01/16	9,182	9,395
6.500%, 08/01/16	580	592
6.500%, 09/01/16	3,985	4,095
6.500%, 10/01/16	8,024	8,258
6.500%, 02/01/17	5,625	5,791
6.500%, 07/01/17	14,668	14,705
6.500%, 10/01/17	4,236	4,423
Fannie Mae 20 Yr. Pool
4.000%, 04/01/29	97,548	105,032
4.000%, 05/01/29	319,746	344,176
4.000%, 03/01/30	202,625	218,170
4.000%, 05/01/30	298,190	321,583
4.000%, 08/01/30	267,657	288,134
4.000%, 09/01/30	155,501	166,447
4.000%, 10/01/30	7,210	7,764
4.000%, 11/01/30	760,952	819,522
4.000%, 12/01/30	103,586	111,555
4.000%, 06/01/31	14,946	16,128
4.000%, 09/01/31	400,417	432,205
4.000%, 11/01/31	74,601	80,503
4.500%, 01/01/25	18,343	19,984
4.500%, 04/01/31	80,661	88,455
5.000%, 05/01/23	221,232	245,713
5.000%, 05/01/24	255,931	284,252
5.000%, 01/01/25	184,586	205,012
5.000%, 09/01/25	55,568	61,721
5.000%, 11/01/25	68,520	76,102
5.000%, 12/01/25	441,473	490,376
5.000%, 01/01/26	118,777	131,928
5.000%, 03/01/26	93,981	104,381
5.000%, 02/01/27	9,651	10,719
5.000%, 05/01/27	275,463	305,946
5.000%, 07/01/27	12,065	13,401
5.000%, 08/01/27	5,569	6,185
5.000%, 03/01/28	26,946	29,928
5.000%, 04/01/28	833,390	925,611
5.000%, 05/01/28	983,533	1,092,369
5.000%, 06/01/28	3,014,383	3,347,947
5.000%, 01/01/29	107,611	119,519
5.000%, 05/01/29	519,108	581,589
5.000%, 07/01/29	148,570	165,493
5.000%, 12/01/29	43,312	48,232
5.500%, 02/01/19	16,676	18,765

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 20 Yr. Pool
5.500%, 06/01/23	312,764	351,945
5.500%, 07/01/24	14,219	16,000
5.500%, 01/01/25	15,204	17,111
5.500%, 02/01/25	4,234	4,764
5.500%, 03/01/25	1,048,008	1,192,962
5.500%, 08/01/25	92,498	105,130
5.500%, 10/01/25	6,711	7,552
5.500%, 11/01/25	16,151	18,174
5.500%, 03/01/26	122,456	137,796
5.500%, 05/01/26	3,458	3,892
5.500%, 06/01/26	629,303	708,136
5.500%, 11/01/26	63,201	71,118
5.500%, 01/01/27	87,014	97,915
5.500%, 06/01/27	18,915	21,404
5.500%, 07/01/27	329,798	371,112
5.500%, 08/01/27	150,977	169,890
5.500%, 10/01/27	217,574	244,830
5.500%, 11/01/27	55,944	62,952
5.500%, 12/01/27	437,828	492,732
5.500%, 01/01/28	151,879	170,906
5.500%, 03/01/28	82,878	93,260
5.500%, 04/01/28	249,712	280,994
5.500%, 05/01/28	95,503	107,467
5.500%, 06/01/28	27,431	30,868
5.500%, 07/01/28	14,393	16,196
5.500%, 09/01/28	188,308	211,898
5.500%, 10/01/28	33,918	38,167
5.500%, 12/01/28	12,424	13,980
5.500%, 01/01/29	191,479	215,466
5.500%, 07/01/29	167,199	188,235
5.500%, 10/01/29	378,726	426,379
5.500%, 04/01/30	412,884	468,613
6.000%, 08/01/18	4,993	5,687
6.000%, 12/01/18	128,432	146,269
6.000%, 02/01/19	8,829	10,055
6.000%, 06/01/22	848,026	965,915
6.000%, 09/01/22	208,228	237,152
6.000%, 10/01/22	135,358	154,158
6.000%, 01/01/23	214,295	244,057
6.000%, 06/01/26	17,355	19,765
6.000%, 08/01/26	24,093	27,439
6.000%, 12/01/26	20,659	23,529
6.000%, 07/01/27	66,947	76,245
6.000%, 11/01/27	15,137	17,239
6.000%, 09/01/28	138,340	157,820
6.000%, 10/01/28	65,528	74,696
Fannie Mae 30 Yr. Pool
3.000%, TBA (a)	106,000,000	108,368,443
3.500%, TBA (a)	184,000,000	193,056,914
4.000%, 05/01/34	242,411	259,336
4.000%, 05/01/35	223,234	239,376
4.000%, 01/01/41	902,060	978,570
4.000%, 03/01/41	525,828	570,320
4.000%, 05/01/41	558,891	606,201
4.000%, 05/01/42	254,229	275,040

MIST-288

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.000%, 12/01/43	979,110	$1,056,283
4.000%, TBA (a)	409,000,000	436,607,467
4.500%, 04/01/39	1,559,574	1,730,343
4.500%, 05/01/39	151,429	166,804
4.500%, 06/01/39	62,269	68,342
4.500%, 08/01/39	50,481	55,166
4.500%, 12/01/39	15,464	17,201
4.500%, 05/01/40	67,928	74,734
4.500%, 09/01/40	62,045	68,276
4.500%, 10/01/40	1,060,708	1,156,459
4.500%, 12/01/40	100,056	109,626
4.500%, 02/01/41	525,369	578,853
4.500%, 04/01/41	210,520	230,706
4.500%, 05/01/41	31,383	34,594
4.500%, 06/01/41	2,328,856	2,569,123
4.500%, 07/01/41	20,348	22,508
4.500%, 09/01/41	1,624,802	1,780,816
4.500%, 10/01/41	5,968,651	6,540,135
4.500%, 03/01/42	84,758	93,519
4.500%, 06/01/42	120,581	132,161
4.500%, 07/01/42	1,988,310	2,178,826
4.500%, 11/01/43	28,283	31,511
4.500%, TBA (a)	289,000,000	314,490,814
5.000%, 03/01/32	3,894	4,327
5.000%, 09/01/32	2,566	2,851
5.000%, 10/01/32	1,123	1,247
5.000%, 04/01/33	90,410	100,418
5.000%, 07/01/33	205,558	230,606
5.000%, 08/01/33	4,639	5,193
5.000%, 09/01/33	3,503	3,958
5.000%, 10/01/33	35,811	40,089
5.000%, 11/01/33	1,023	1,145
5.000%, 01/01/34	203,394	227,321
5.000%, 04/01/34	236,376	264,488
5.000%, 06/01/34	4,885	5,521
5.000%, 12/01/34	42,716	47,590
5.000%, 01/01/35	137,650	152,882
5.000%, 04/01/35	112	126
5.000%, 07/01/35	32,583	36,189
5.000%, 09/01/35	67,029	74,819
5.000%, 01/01/38	311,320	348,140
5.000%, 04/01/39	53,149	59,526
5.000%, 10/01/39	15,686	17,576
5.000%, 11/01/39	43,600	48,932
5.000%, 06/01/40	45,958	51,084
5.000%, 11/01/42	233,775	261,018
5.000%, TBA (a)	145,000,000	161,211,230
5.500%, 12/01/28	34,115	38,480
5.500%, 06/01/33	100,279	113,523
5.500%, 07/01/33	17,199	19,482
5.500%, 09/01/33	287,604	324,687
5.500%, 11/01/33	249,471	280,724
5.500%, 12/01/33	2,622	2,970
5.500%, 04/01/34	24,548	27,658
5.500%, 07/01/34	51,221	58,345

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.500%, 08/01/34	377,061	426,530
5.500%, 09/01/34	27,838	31,394
5.500%, 11/01/34	678,524	768,459
5.500%, 12/01/34	1,671,735	1,891,747
5.500%, 01/01/35	576,041	651,893
5.500%, 02/01/35	812,847	919,531
5.500%, 03/01/35	891,814	1,007,090
5.500%, 04/01/35	211,974	241,137
5.500%, 05/01/35	305,671	345,184
5.500%, 06/01/35	485,122	548,116
5.500%, 08/01/35	336,848	382,451
5.500%, 09/01/35	4,904,410	5,531,112
5.500%, 10/01/35	1,025,154	1,156,667
5.500%, 11/01/35	2,455,618	2,775,907
5.500%, 12/01/35	2,243,891	2,531,032
5.500%, 01/01/36	2,397,738	2,699,484
5.500%, 02/01/36	4,084	4,612
5.500%, 03/01/36	553,120	624,157
5.500%, 04/01/36	9,439	10,628
5.500%, 05/01/36	2,795,062	3,147,651
5.500%, 06/01/36	1,861,313	2,094,482
5.500%, 07/01/36	2,184,688	2,470,591
5.500%, 09/01/36	339,943	384,516
5.500%, 10/01/36	14,376	16,195
5.500%, 11/01/36	286,974	323,491
5.500%, 12/01/36	829,296	934,867
5.500%, 01/01/37	130,615	147,025
5.500%, 02/01/37	261,991	294,914
5.500%, 03/01/37	57,872	65,122
5.500%, 04/01/37	4,548,533	5,118,677
5.500%, 05/01/37	659,509	742,757
5.500%, 06/01/37	1,717	1,932
5.500%, 07/01/37	14,503	16,328
5.500%, 08/01/37	3,344,404	3,772,454
5.500%, 01/01/38	13,759	15,482
5.500%, 02/01/38	1,608,639	1,811,752
5.500%, 03/01/38	2,612,093	2,962,523
5.500%, 05/01/38	6,270,310	7,057,929
5.500%, 06/01/38	28,853,603	32,469,235
5.500%, 09/01/38	23,531	26,478
5.500%, 10/01/38	1,676,962	1,888,931
5.500%, 11/01/38	2,584,539	2,908,682
5.500%, 12/01/38	8,059,017	9,072,613
5.500%, 01/01/39	137,080	155,756
5.500%, 07/01/39	22,676	25,536
5.500%, 08/01/39	317,652	357,575
5.500%, 09/01/39	20,941	23,581
5.500%, 11/01/39	5,260,642	5,919,650
5.500%, 12/01/39	7,642	8,609
5.500%, 02/01/40	831,184	935,596
5.500%, 03/01/40	2,177,044	2,452,020
5.500%, 06/01/40	197,571	222,543
5.500%, 09/01/40	775,355	872,484
5.500%, 12/01/40	298,650	337,522
5.500%, 07/01/41	9,673,571	10,885,394

MIST-289

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.500%, TBA (a)	8,000,000	$9,002,500
6.000%, 12/01/28	74,669	85,456
6.000%, 01/01/29	37,405	43,089
6.000%, 02/01/29	171,246	197,193
6.000%, 04/01/29	5,291	6,087
6.000%, 06/01/29	7,196	8,287
6.000%, 11/01/32	53,947	61,518
6.000%, 01/01/33	22,960	26,341
6.000%, 02/01/33	27,672	31,524
6.000%, 03/01/33	31,611	36,356
6.000%, 04/01/33	22,451	25,939
6.000%, 05/01/33	32,751	37,727
6.000%, 07/01/33	33,843	39,010
6.000%, 08/01/33	79,668	90,733
6.000%, 01/01/34	106,699	122,513
6.000%, 09/01/34	82,377	94,227
6.000%, 11/01/34	16,134	18,551
6.000%, 04/01/35	1,418,753	1,630,262
6.000%, 05/01/35	57,790	66,100
6.000%, 06/01/35	7,859	9,018
6.000%, 07/01/35	94,604	108,301
6.000%, 09/01/35	16,764	19,106
6.000%, 11/01/35	699,065	798,566
6.000%, 12/01/35	258,897	295,833
6.000%, 01/01/36	207,242	237,218
6.000%, 02/01/36	479,008	546,759
6.000%, 03/01/36	150,316	171,455
6.000%, 04/01/36	51,899	59,381
6.000%, 05/01/36	1,136,673	1,299,832
6.000%, 06/01/36	142,400	162,508
6.000%, 07/01/36	1,441,471	1,645,113
6.000%, 08/01/36	4,416,607	5,046,979
6.000%, 09/01/36	1,339,522	1,528,661
6.000%, 10/01/36	710,827	811,193
6.000%, 11/01/36	393,187	448,877
6.000%, 12/01/36	3,733,688	4,264,360
6.000%, 01/01/37	3,535,606	4,036,954
6.000%, 02/01/37	2,240,695	2,558,094
6.000%, 03/01/37	511,019	583,288
6.000%, 04/01/37	1,260,721	1,439,825
6.000%, 05/01/37	3,430,972	3,917,215
6.000%, 06/01/37	398,281	454,611
6.000%, 07/01/37	435,891	497,736
6.000%, 08/01/37	713,903	814,682
6.000%, 09/01/37	1,237,746	1,413,093
6.000%, 10/01/37	262,562	299,388
6.000%, 11/01/37	134,157	153,160
6.000%, 12/01/37	400,868	456,569
6.000%, 01/01/38	442,636	505,728
6.000%, 02/01/38	1,047,139	1,203,111
6.000%, 03/01/38	21,476	24,694
6.000%, 04/01/38	46,465	53,048
6.000%, 05/01/38	250,973	286,397
6.000%, 06/01/38	18,471	21,103
6.000%, 07/01/38	1,756,867	2,004,490

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
6.000%, 08/01/38	28,137	32,209
6.000%, 09/01/38	1,707,253	1,964,144
6.000%, 10/01/38	3,911,117	4,463,138
6.000%, 11/01/38	3,828,279	4,370,241
6.000%, 12/01/38	602,405	687,946
6.000%, 01/01/39	1,191,946	1,361,691
6.000%, 04/01/39	1,985,729	2,265,145
6.000%, 06/01/39	159,005	182,394
6.000%, 07/01/39	229,689	262,166
6.000%, 08/01/39	1,206,888	1,386,201
6.000%, 09/01/39	525,192	599,440
6.000%, 02/01/40	3,713	4,239
6.000%, 04/01/40	324,875	370,453
6.000%, 05/01/40	9,383	10,693
6.000%, 06/01/40	467,860	534,263
6.000%, 09/01/40	17,007	19,403
6.000%, 10/01/40	14,031,786	16,008,964
6.000%, 04/01/41	1,285,357	1,465,458
6.000%, 05/01/41	69,057,882	78,777,895
6.000%, TBA (a)	29,000,000	33,082,649
7.500%, 09/01/30	236	239
8.000%, 10/01/25	1,708	2,004
Fannie Mae ARM Pool
1.321%, 08/01/41 (b)	446,090	465,822
1.321%, 07/01/42 (b)	393,987	402,997
1.321%, 08/01/42 (b)	406,201	415,619
1.321%, 10/01/44 (b)	597,601	611,815
1.371%, 09/01/41 (b)	1,292,068	1,322,293
1.749%, 09/01/35 (b)	2,135,645	2,239,747
1.790%, 06/01/33 (b)	55,606	58,281
1.880%, 12/01/34 (b)	2,267,311	2,401,874
1.894%, 01/01/35 (b)	367,363	387,404
1.967%, 11/01/35 (b)	317,755	331,202
1.975%, 03/01/35 (b)	72,682	76,904
1.982%, 12/01/34 (b)	938,625	994,247
1.998%, 08/01/36 (b)	820,451	864,215
2.002%, 11/01/34 (b)	6,265	6,639
2.095%, 02/01/31 (b)	236,079	243,155
2.117%, 10/01/34 (b)	30,983	33,406
2.122%, 10/01/28 (b)	178,901	185,972
2.123%, 01/01/35 (b)	95,490	101,611
2.138%, 12/01/34 (b)	80,889	85,956
2.153%, 01/01/35 (b)	90,347	96,865
2.160%, 05/01/34 (b)	1,110,567	1,186,226
2.177%, 01/01/35 (b)	32,196	34,439
2.182%, 01/01/35 (b)	113,248	121,276
2.202%, 05/01/35 (b)	91,059	97,085
2.217%, 02/01/35 (b)	58,114	62,200
2.220%, 11/01/35 (b)	546,791	581,750
2.224%, 03/01/33 (b)	5,212	5,558
2.224%, 10/01/35 (b)	657,799	709,147
2.250%, 08/01/35 (b)	895,871	952,794
2.261%, 07/01/32 (b)	37,325	38,776
2.295%, 11/01/34 (b)	164,041	174,492
2.310%, 11/01/35 (b)	842,984	902,153

MIST-290

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae ARM Pool
2.321%, 02/01/35 (b)	219,633	$234,653
2.342%, 09/01/31 (b)	54,560	58,383
2.348%, 08/01/35 (b)	1,641,116	1,755,638
2.354%, 07/01/33 (b)	40,537	43,457
2.384%, 09/01/32 (b)	194,188	208,170
2.385%, 11/01/32 (b)	81,684	85,035
2.433%, 04/01/34 (b)	13,507	14,440
2.435%, 09/01/34 (b)	1,182,503	1,267,943
2.435%, 04/01/35 (b)	180,726	193,168
2.443%, 05/01/35 (b)	635,710	679,823
2.486%, 11/01/34 (b)	3,591,005	3,845,969
4.360%, 12/01/36 (b)	381,960	407,259
4.520%, 09/01/34 (b)	81,452	87,148
5.347%, 01/01/36 (b)	226,791	240,557
Fannie Mae Pool
2.310%, 08/01/22	8,200,000	8,304,806
2.475%, 04/01/19	14,952,023	15,440,731
2.870%, 09/01/27	7,300,000	7,513,928
3.240%, 07/01/22	22,619,819	24,078,848
3.330%, 11/01/21	1,507,327	1,601,348
5.500%, 04/01/36	6,311	7,111
Fannie Mae REMICS (CMO)
0.577%, 09/18/31 (b)	424,470	428,626
1.074%, 04/25/32 (b)	143,706	147,555
2.194%, 05/25/35 (b)	1,866,125	1,946,133
Freddie Mac 15 Yr. Gold Pool
5.500%, 04/01/16	670	703
5.500%, 09/01/19	293,255	312,478
Freddie Mac 20 Yr. Gold Pool
4.000%, 06/01/30	200,515	215,707
4.000%, 09/01/30	848,856	913,122
4.000%, 10/01/30	47,408	51,004
5.500%, 04/01/21	27,050	30,297
5.500%, 12/01/22	1,171	1,312
5.500%, 03/01/23	249,228	279,082
5.500%, 06/01/26	5,204	5,831
5.500%, 08/01/26	1,831	2,051
5.500%, 06/01/27	56,902	63,745
5.500%, 12/01/27	114,673	128,470
5.500%, 01/01/28	68,653	76,910
5.500%, 02/01/28	16,946	18,984
5.500%, 05/01/28	153,085	171,871
5.500%, 06/01/28	215,167	240,890
6.000%, 03/01/21	48,584	55,163
6.000%, 01/01/22	243,671	276,796
6.000%, 10/01/22	817,047	928,260
6.000%, 12/01/22	47,329	53,731
6.000%, 04/01/23	47,144	53,544
Freddie Mac 30 Yr. Gold Pool
4.000%, 12/01/40	395,774	424,123
4.000%, TBA (a)	34,000,000	36,307,656
4.500%, 04/01/34	38,544	42,143
4.500%, 06/01/35	151,651	166,078
4.500%, 10/01/41	263,322	289,489
4.500%, TBA (a)	30,000,000	32,632,032

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
5.500%, 03/01/32	43,431	48,830
5.500%, 01/01/33	3,010	3,395
5.500%, 05/01/33	4,688	5,286
5.500%, 08/01/33	3,196	3,595
5.500%, 10/01/33	7,581	8,556
5.500%, 12/01/33	2,908	3,281
5.500%, 01/01/34	4,015	4,526
5.500%, 05/01/34	74,449	83,981
5.500%, 09/01/34	40,391	45,568
5.500%, 01/01/35	68,715	77,623
5.500%, 07/01/35	3,353	3,788
5.500%, 10/01/35	118,654	133,358
5.500%, 11/01/35	185,812	208,130
5.500%, 12/01/35	73,579	82,957
5.500%, 01/01/36	107,889	120,918
5.500%, 02/01/36	135,978	152,465
5.500%, 04/01/36	42,999	48,324
5.500%, 06/01/36	3,390,697	3,826,929
5.500%, 07/01/36	85,000	95,450
5.500%, 08/01/36	129,677	145,661
5.500%, 10/01/36	35,462	39,857
5.500%, 12/01/36	685,215	769,320
5.500%, 02/01/37	59,577	66,761
5.500%, 03/01/37	28,867	32,797
5.500%, 04/01/37	72,467	81,203
5.500%, 06/01/37	94,174	106,495
5.500%, 07/01/37	582,138	654,319
5.500%, 08/01/37	180,914	205,527
5.500%, 09/01/37	100,367	112,547
5.500%, 10/01/37	22,896	25,699
5.500%, 11/01/37	629,053	706,096
5.500%, 12/01/37	33,403	37,457
5.500%, 01/01/38	196,552	220,522
5.500%, 02/01/38	505,675	567,637
5.500%, 03/01/38	204,743	229,718
5.500%, 04/01/38	446,047	501,390
5.500%, 05/01/38	934,050	1,048,346
5.500%, 06/01/38	681,188	764,103
5.500%, 07/01/38	1,018,084	1,142,754
5.500%, 08/01/38	2,718,938	3,051,530
5.500%, 09/01/38	702,814	788,094
5.500%, 10/01/38	19,827,574	22,243,293
5.500%, 11/01/38	7,973,623	8,932,218
5.500%, 12/01/38	12,633	14,153
5.500%, 01/01/39	1,542,053	1,730,599
5.500%, 02/01/39	298,817	334,994
5.500%, 03/01/39	198,407	222,684
5.500%, 06/01/39	7,102,113	7,966,632
5.500%, 09/01/39	129,051	144,731
5.500%, 02/01/40	211,629	237,298
5.500%, 03/01/40	25,409	28,480
5.500%, 05/01/40	6,360	7,137
5.500%, 08/01/40	201,262	225,707
5.500%, 02/01/41	85,844	96,306

MIST-291

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac ARM Non-Gold Pool
1.845%, 09/01/35 (b)	434,326	$460,079
2.195%, 01/01/35 (b)	86,287	92,232
2.232%, 10/01/34 (b)	81,329	86,970
2.233%, 02/01/35 (b)	171,672	182,119
2.243%, 02/01/35 (b)	73,198	78,180
2.291%, 02/01/35 (b)	80,138	85,399
2.344%, 09/01/35 (b)	687,814	736,386
2.375%, 11/01/31 (b)	32,755	35,008
2.375%, 11/01/34 (b)	135,963	145,382
2.375%, 01/01/35 (b)	338,869	363,351
2.387%, 06/01/35 (b)	1,756,228	1,877,989
2.393%, 08/01/35 (b)	858,155	917,809
2.400%, 11/01/34 (b)	42,143	45,362
2.407%, 11/01/34 (b)	73,568	79,131
2.461%, 08/01/32 (b)	177,865	184,763
2.464%, 02/01/35 (b)	144,093	154,046
2.476%, 03/01/35 (b)	138,158	144,138
2.487%, 02/01/35 (b)	93,279	99,903
2.488%, 11/01/34 (b)	50,795	54,649
2.577%, 01/01/29 (b)	520,874	553,815
Freddie Mac REMICS (CMO)
0.425%, 07/15/34 (b)	148,076	148,882
1.875%, 11/15/23 (b)	497,606	518,204
3.500%, 07/15/32	31,776	32,583
3.500%, 01/15/42	22,340,569	23,650,754
6.500%, 01/15/24	32,394	37,122
Freddie Mac Structured Pass-Through Securities (CMO)
1.220%, 10/25/44 (b)	1,388,703	1,425,180
1.314%, 02/25/45 (b)	124,448	127,659
1.521%, 07/25/44 (b)	7,058,345	7,201,347
Ginnie Mae I 30 Yr. Pool
3.000%, TBA (a)	7,000,000	7,204,532
3.500%, TBA (a)	5,000,000	5,265,625
5.000%, 10/15/33	10,046	11,204
5.000%, 12/15/33	56,967	64,013
5.000%, 05/15/34	8,603	9,731
5.000%, 07/15/34	8,276	9,292
5.000%, 11/15/35	6,903	7,714
5.000%, 03/15/36	4,775	5,353
5.000%, 03/15/38	395,211	440,791
5.000%, 05/15/38	30,961	34,530
5.000%, 06/15/38	881,443	983,049
5.000%, 10/15/38	1,440,190	1,606,204
5.000%, 11/15/38	4,457,174	4,972,544
5.000%, 01/15/39	830,699	927,445
5.000%, 02/15/39	215,901	241,230
5.000%, 03/15/39	3,174,695	3,544,539
5.000%, 04/15/39	8,320,120	9,330,978
5.000%, 05/15/39	6,164,110	6,966,782
5.000%, 06/15/39	3,114,099	3,478,768
5.000%, 07/15/39	4,346,434	4,862,189
5.000%, 08/15/39	652,148	729,236
5.000%, 09/15/39	770,337	859,947
5.000%, 10/15/39	1,583,801	1,771,308

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
5.000%, 05/15/40	75,943	84,926
5.000%, 07/15/40	1,320,891	1,474,035
5.000%, 09/15/40	800,909	895,483
5.000%, 12/15/40	59,692	66,731
5.000%, 07/15/41	46,594	52,326
7.000%, 10/15/23	7,619	8,311
7.500%, 01/15/26	8,361	9,220
Ginnie Mae II ARM Pool
1.625%, 01/20/23 (b)	21,112	21,848
1.625%, 01/20/26 (b)	13,988	14,022
1.625%, 02/20/26 (b)	12,957	13,447
1.625%, 05/20/26 (b)	21,956	22,578
1.625%, 01/20/27 (b)	5,932	6,148
1.625%, 02/20/27 (b)	10,379	10,732
1.625%, 06/20/27 (b)	7,072	7,334
1.625%, 08/20/27 (b)	83,907	86,175
1.625%, 09/20/27 (b)	75,029	75,296
1.625%, 11/20/27 (b)	21,019	21,660
1.625%, 02/20/28 (b)	15,277	15,860
1.625%, 03/20/28 (b)	16,833	17,471
1.625%, 05/20/28 (b)	7,536	7,824
1.625%, 10/20/28 (b)	13,271	13,639
1.625%, 04/20/29 (b)	6,498	6,655
1.625%, 05/20/29 (b)	10,650	11,023
1.625%, 07/20/29 (b)	11,369	11,820
1.625%, 08/20/29 (b)	11,446	11,902
1.625%, 09/20/29 (b)	12,514	12,849
1.625%, 10/20/29 (b)	9,075	9,432
1.625%, 01/20/30 (b)	43,739	45,352
1.625%, 06/20/30 (b)	13,249	13,754
1.625%, 11/20/30 (b)	62,236	64,549
1.625%, 04/20/31 (b)	15,077	15,512
1.625%, 08/20/31 (b)	4,136	4,286
1.625%, 03/20/32 (b)	758	786
1.625%, 04/20/32 (b)	9,767	10,119
1.625%, 05/20/32 (b)	21,435	22,297
1.625%, 07/20/32 (b)	9,737	10,116
1.625%, 03/20/33 (b)	7,135	7,393
1.625%, 09/20/33 (b)	72,940	75,529
2.000%, 02/20/22 (b)	14,255	14,821
2.000%, 04/20/22 (b)	1,162	1,197
2.000%, 04/20/30 (b)	24,865	25,963
2.000%, 05/20/30 (b)	35,818	37,401
2.125%, 04/20/29 (b)	15,348	15,417
2.125%, 10/20/31 (b)	6,213	6,299
2.500%, 11/20/26 (b)	15,296	15,446
2.500%, 10/20/30 (b)	3,157	3,238
Government National Mortgage Association (CMO)
0.475%, 01/16/31 (b)	32,661	32,800
0.675%, 02/16/30 (b)	12,537	12,629

		2,084,102,016

MIST-292

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Federal Agencies—3.1%
Federal Home Loan Mortgage Corp.
1.000%, 03/08/17 (c) (d)	58,600,000	$59,015,767
1.000%, 09/29/17	32,200,000	32,299,917
1.250%, 08/01/19	25,400,000	25,359,182
1.250%, 10/02/19	58,400,000	57,913,469
2.375%, 01/13/22	7,100,000	7,342,089
3.750%, 03/27/19 (e)	9,100,000	9,985,485
Federal National Mortgage Association
0.875%, 12/20/17	300,000	300,019
0.875%, 02/08/18	18,500,000	18,487,956
0.875%, 05/21/18	4,200,000	4,190,021
1.125%, 04/27/17 (c)	8,500,000	8,576,959
1.250%, 01/30/17	2,500,000	2,528,660
1.875%, 09/18/18	4,400,000	4,510,620
5.000%, 05/11/17 (c)	7,100,000	7,739,000
5.375%, 06/12/17	9,700,000	10,675,626

		248,924,770

U.S. Treasury—33.6%
U.S. Treasury Bonds
2.500%, 02/15/45 (e)	32,000,000	31,704,992
2.750%, 08/15/42	57,100,000	59,433,049
2.750%, 11/15/42	59,900,000	62,253,890
2.875%, 05/15/43	41,700,000	44,430,057
3.000%, 05/15/42 (e)	45,200,000	49,310,398
3.000%, 11/15/44 (e)	104,900,000	114,939,245
3.125%, 02/15/42	21,600,000	24,144,739
3.125%, 02/15/43	10,600,000	11,837,221
3.125%, 08/15/44 (e)	254,100,000	284,691,353
3.375%, 05/15/44	67,700,000	79,309,467
3.750%, 11/15/43	1,900,000	2,373,516
4.250%, 05/15/39	40,500,000	53,478,994
4.375%, 11/15/39	74,900,000	100,892,622
4.375%, 05/15/40	8,800,000	11,890,314
4.500%, 08/15/39	25,900,000	35,452,645
4.625%, 02/15/40	12,800,000	17,866,995
6.125%, 11/15/27	17,500,000	25,339,457
6.125%, 08/15/29	49,800,000	74,011,366
6.250%, 05/15/30 (e)	220,700,000	335,464,000
U.S. Treasury Floating Rate Note
0.088%, 10/31/16 (b) (d) (f)	5,496,000	5,493,835
U.S. Treasury Inflation Indexed Bonds
0.750%, 02/15/42 (g)	5,068,756	5,125,780
1.375%, 02/15/44 (g)	8,625,198	10,137,980
1.750%, 01/15/28 (g)	139,355,926	163,100,922
2.000%, 01/15/26 (g)	56,410,872	66,851,283
2.375%, 01/15/25 (g)	122,143,940	148,042,242
2.375%, 01/15/27 (g)	105,938,998	130,702,239
2.500%, 01/15/29 (e) (g)	63,797,820	81,491,763
3.625%, 04/15/28 (g)	722,590	1,019,191
3.875%, 04/15/29 (g)	9,242,025	13,573,503
U.S. Treasury Inflation Indexed Notes
0.125%, 01/15/22 (g)	13,528,763	13,639,739
0.125%, 07/15/22 (g)	30,188,268	30,499,569
0.125%, 01/15/23 (g)	64,505,805	64,782,986

U.S. Treasury—(Continued)
U.S. Treasury Inflation Indexed Notes
0.125%, 07/15/24 (g)	251,218,880	251,120,653
0.375%, 07/15/23 (c) (d) (g)	24,306,480	24,923,646
0.625%, 07/15/21 (c) (d) (g)	12,756,207	13,369,104
1.125%, 01/15/21 (d) (g)	11,219,565	12,043,507
1.250%, 07/15/20 (c) (d) (f) (g)	15,540,955	16,846,147
U.S. Treasury Notes
0.625%, 09/30/17 (c) (d) (f)	10,400,000	10,373,189
2.000%, 02/15/25 (e)	5,700,000	5,736,070
2.250%, 11/15/24 (c) (d) (e)	182,400,000	187,515,773

		2,675,213,441

Total U.S. Treasury & Government Agencies (Cost $4,925,944,621)		5,008,240,227

Corporate Bonds & Notes—24.7%

Auto Manufacturers—1.6%
Ford Motor Credit Co. LLC
0.706%, 11/08/16 (b)	27,900,000	27,784,494
0.784%, 09/08/17 (b)	3,700,000	3,678,718
1.500%, 01/17/17	2,550,000	2,555,388
2.500%, 01/15/16	3,259,000	3,297,156
2.750%, 05/15/15	31,195,000	31,263,879
3.984%, 06/15/16	9,497,000	9,791,682
4.207%, 04/15/16	5,429,000	5,584,183
7.000%, 04/15/15	9,700,000	9,717,877
8.000%, 12/15/16	500,000	553,902
12.000%, 05/15/15	19,300,000	19,537,255
General Motors Financial Co., Inc.
3.150%, 01/15/20	12,300,000	12,446,321

		126,210,855

Auto Parts & Equipment—0.2%
Schaeffler Holding Finance B.V.
5.750%, 11/15/21 (EUR) (h)	6,500,000	7,539,521
6.250%, 11/15/19 (144A) (h)	5,300,000	5,604,750

		13,144,271

Banks—12.0%
American Express Bank FSB
6.000%, 09/13/17	31,500,000	34,915,104
American Express Centurion Bank
6.000%, 09/13/17	3,300,000	3,661,977
Banco Popular Espanol S.A.
11.500%, 10/10/18 (EUR) (b)	5,800,000	7,257,671
Banco Santander Brazil S.A.
4.250%, 01/14/16 (144A)	18,200,000	18,382,000
Banco Santander Chile
1.152%, 04/11/17 (144A) (b)	29,900,000	29,810,689
1.857%, 01/19/16 (144A) (b)	6,900,000	6,934,500
Banco Santander S.A.
6.250%, 09/11/21 (EUR) (b)	5,900,000	6,375,697

MIST-293

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Bank of America Corp.
2.650%, 04/01/19	8,000,000	$8,151,472
4.500%, 04/01/15	39,133,000	39,133,000
5.625%, 10/14/16	30,407,000	32,373,634
6.400%, 08/28/17	3,100,000	3,435,814
6.875%, 04/25/18	21,300,000	24,364,175
Bank of America N.A.
0.676%, 05/08/17 (b)	8,000,000	7,986,368
0.727%, 11/14/16 (b)	41,700,000	41,725,103
Bank of China (Hong Kong), Ltd.
5.550%, 02/11/20 (144A)	2,500,000	2,780,520
Bank of India
4.750%, 09/30/15	3,100,000	3,148,946
Bank of Montreal
1.950%, 01/30/17 (144A)	3,600,000	3,670,114
2.850%, 06/09/15 (144A)	800,000	803,537
Bank of Nova Scotia (The)
1.250%, 04/11/17	71,200,000	71,399,218
1.650%, 10/29/15 (144A)	4,700,000	4,730,644
1.950%, 01/30/17 (144A)	800,000	814,364
Bankia S.A.
4.000%, 05/22/24 (EUR) (b)	2,100,000	2,294,380
Barclays Bank plc
7.750%, 04/10/23 (b)	3,700,000	4,102,375
10.179%, 06/12/21 (144A)	17,900,000	24,486,663
14.000%, 06/15/19 (GBP) (b)	600,000	1,197,994
Barclays plc
6.500%, 09/15/19 (EUR) (b)	5,200,000	5,773,019
BB&T Corp.
1.131%, 06/15/18 (b)	27,200,000	27,456,523
BBVA Bancomer S.A.
4.500%, 03/10/16 (144A)	3,900,000	4,007,250
6.500%, 03/10/21 (144A)	7,800,000	8,633,664
BNP Paribas S.A.
0.566%, 11/07/15 (b)	39,500,000	39,521,725
BPCE S.A.
0.826%, 11/18/16 (b)	54,700,000	54,801,851
CIT Group, Inc.
5.250%, 03/15/18	2,400,000	2,484,000
Citigroup, Inc.
0.775%, 05/01/17 (b)	65,300,000	65,124,147
1.064%, 04/01/16 (b)	2,700,000	2,707,190
1.216%, 07/25/16 (b)	3,200,000	3,216,957
Credit Agricole S.A.
6.500%, 06/23/21 (EUR) (b)	4,700,000	5,312,677
6.625%, 09/23/19 (144A) (b)	6,500,000	6,516,250
7.875%, 01/23/24 (b)	1,400,000	1,481,277
8.125%, 09/19/33 (b)	3,000,000	3,408,750
8.375%, 10/13/19 (144A) (b)	6,900,000	8,156,490
Export-Import Bank of Korea
4.000%, 01/29/21	2,500,000	2,710,592
5.125%, 06/29/20	2,500,000	2,858,532
HSBC Holdings plc
6.375%, 03/30/25 (b)	3,000,000	3,067,500
JPMorgan Chase & Co.
0.777%, 02/15/17 (b)	55,300,000	55,369,180

Banks—(Continued)
JPMorgan Chase & Co.
2.250%, 01/23/20	12,300,000	12,326,347
3.150%, 07/05/16	4,900,000	5,027,179
3.450%, 03/01/16	5,849,000	5,981,714
JPMorgan Chase Bank N.A.
0.600%, 06/13/16 (b)	5,300,000	5,285,685
6.000%, 10/01/17	23,600,000	26,121,518
LBG Capital No. 2 plc
15.000%, 12/21/19 (EUR)	1,400,000	2,250,439
Lloyds Bank plc
12.000%, 12/16/24 (144A) (b)	5,700,000	8,165,250
Lloyds Banking Group plc
7.625%, 06/27/23 (GBP) (b)	11,400,000	18,031,098
7.875%, 06/27/29 (GBP) (b)	200,000	318,189
Mizuho Bank, Ltd.
0.717%, 09/25/17 (144A) (b)	1,300,000	1,297,334
Morgan Stanley
1.536%, 04/25/18 (b)	36,700,000	37,283,970
6.000%, 04/28/15	2,300,000	2,307,581
National Australia Bank, Ltd.
0.553%, 06/30/17 (144A) (b)	48,300,000	48,278,555
National Bank of Canada
2.200%, 10/19/16 (144A)	1,400,000	1,429,651
NBG Finance plc
4.375%, 04/30/19 (EUR)	900,000	614,484
Novo Banco S.A.
2.625%, 05/08/17 (EUR)	1,700,000	1,768,518
4.750%, 01/15/18 (EUR)	3,100,000	3,392,708
5.000%, 04/04/19 (EUR)	500,000	552,410
5.000%, 04/23/19 (EUR)	1,466,000	1,617,692
5.000%, 05/14/19 (EUR)	100,000	110,011
5.000%, 05/23/19 (EUR)	237,000	260,616
5.875%, 11/09/15 (EUR)	12,400,000	13,406,436
Royal Bank of Scotland Group plc
6.990%, 10/05/17 (144A) (b)	2,000,000	2,360,000
State Bank of India
4.500%, 07/27/15 (144A)	12,200,000	12,324,086
Turkiye Garanti Bankasi A/S
2.757%, 04/20/16 (144A) (b)	3,000,000	2,996,250
U.S. Bank N.A.
0.377%, 04/22/16 (b)	7,400,000	7,399,808
Wachovia Corp.
0.541%, 06/15/17 (b)	27,870,000	27,803,669
Wells Fargo & Co.
7.980%, 03/15/18 (b)	20,300,000	22,228,500

		957,483,231

Biotechnology—0.1%
Amgen, Inc.
2.300%, 06/15/16	5,108,000	5,184,656

Chemicals—0.1%
Braskem Finance, Ltd.
5.750%, 04/15/21 (144A)	3,300,000	3,110,250

MIST-294

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Chemicals—(Continued)
Rohm & Haas Co.
6.000%, 09/15/17	2,438,000	$2,697,303

		5,807,553

Computers—0.0%
Apple, Inc.
2.850%, 05/06/21	3,700,000	3,855,134

Diversified Financial Services—1.5%
Ally Financial, Inc.
2.750%, 01/30/17	14,700,000	14,645,757
3.125%, 01/15/16	5,000,000	5,018,750
4.625%, 06/26/15	2,600,000	2,613,000
5.500%, 02/15/17	15,000,000	15,600,000
Bear Stearns Cos. LLC (The)
5.300%, 10/30/15	9,000,000	9,231,462
6.400%, 10/02/17	1,400,000	1,561,900
7.250%, 02/01/18	4,200,000	4,835,300
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros
5.500%, 07/16/20 (144A)	1,000,000	1,065,000
General Electric Capital Corp.
6.375%, 11/15/67 (b)	5,100,000	5,533,500
GMAC International Finance B.V.
7.500%, 04/21/15 (EUR)	2,800,000	3,019,522
International Lease Finance Corp.
6.750%, 09/01/16 (144A)	5,300,000	5,631,250
8.625%, 09/15/15	10,900,000	11,213,375
Navient Corp.
6.000%, 01/25/17	1,300,000	1,367,438
6.250%, 01/25/16	12,216,000	12,582,480
8.450%, 06/15/18	8,300,000	9,213,000
OneMain Financial Holdings, Inc.
6.750%, 12/15/19 (144A)	3,100,000	3,200,750
7.250%, 12/15/21 (144A)	3,100,000	3,208,500
Rio Oil Finance Trust
6.250%, 07/06/24 (144A)	950,000	867,228
Springleaf Finance Corp.
6.900%, 12/15/17	3,200,000	3,408,000
SteelRiver Transmission Co. LLC
4.710%, 06/30/17 (144A)	5,907,758	6,180,998

		119,997,210

Electric—2.1%
Arizona Public Service Co.
4.650%, 05/15/15	165,000	165,701
Centrais Eletricas Brasileiras S.A.
6.875%, 07/30/19 (144A)	54,400,000	50,983,680
Dynegy Finance I, Inc. / Dynegy Finance II, Inc.
6.750%, 11/01/19 (144A)	22,450,000	23,235,750
7.375%, 11/01/22 (144A)	7,000,000	7,358,750
7.625%, 11/01/24 (144A)	3,600,000	3,771,000
Entergy Corp.
3.625%, 09/15/15	14,300,000	14,465,751
Korea Hydro & Nuclear Power Co., Ltd.
3.125%, 09/16/15 (144A)	11,200,000	11,315,640

Electric—(Continued)
Majapahit Holding B.V.
7.250%, 06/28/17	2,040,000	2,233,800
7.750%, 01/20/20	5,000,000	5,895,000
Pacific Gas & Electric Co.
0.458%, 05/11/15 (b)	44,700,000	44,695,888
TECO Finance, Inc.
6.750%, 05/01/15	4,400,000	4,418,990

		168,539,950

Forest Products & Paper—0.1%
International Paper Co.
5.250%, 04/01/16	6,500,000	6,758,473

Healthcare-Services—0.1%
HCA, Inc.
3.750%, 03/15/19	4,500,000	4,560,480

Holding Companies-Diversified—0.1%
Blackstone CQP Holdco L.P.
9.296%, 03/18/19 (i) (j)	3,749,734	3,877,019
Noble Group, Ltd.
4.875%, 08/05/15 (144A)	700,000	698,250

		4,575,269

Insurance—0.0%
American International Group, Inc.
5.050%, 10/01/15	3,700,000	3,778,647

Lodging—0.2%
MGM Resorts International
6.875%, 04/01/16	14,200,000	14,768,000

Machinery-Diversified—0.8%
John Deere Capital Corp.
0.352%, 04/12/16 (b)	67,500,000	67,542,525

Media—0.1%
DISH DBS Corp.
4.250%, 04/01/18	500,000	502,500
4.625%, 07/15/17	1,000,000	1,026,250
Time Warner, Inc.
5.875%, 11/15/16	6,500,000	6,998,719

		8,527,469

Oil & Gas—2.1%
California Resources Corp.
5.000%, 01/15/20 (144A)	19,550,000	17,643,875
5.500%, 09/15/21 (144A)	4,000,000	3,548,800
CNPC General Capital, Ltd.
1.157%, 05/14/17 (144A) (b)	26,700,000	26,737,300
Petrobras Global Finance B.V.
1.881%, 05/20/16 (b)	5,500,000	5,198,050
2.000%, 05/20/16	4,500,000	4,304,250
2.393%, 01/15/19 (b)	700,000	606,375
2.631%, 03/17/17 (b)	5,100,000	4,691,490
3.151%, 03/17/20 (b)	4,500,000	3,881,250
3.250%, 03/17/17	17,100,000	15,774,750

MIST-295

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Petrobras Global Finance B.V.
3.500%, 02/06/17	3,900,000	$3,649,815
3.875%, 01/27/16	2,800,000	2,746,464
4.375%, 05/20/23	5,900,000	5,045,090
4.875%, 03/17/20	1,000,000	898,000
5.375%, 01/27/21	8,200,000	7,438,630
5.750%, 01/20/20	9,100,000	8,440,978
6.125%, 10/06/16	3,100,000	3,091,444
6.250%, 03/17/24	1,600,000	1,508,480
Statoil ASA
0.716%, 11/08/18 (b)	49,900,000	49,898,453

		165,103,494

Pharmaceuticals—0.4%
Actavis Funding SCS
3.000%, 03/12/20	3,500,000	3,580,797
3.450%, 03/15/22	4,900,000	5,018,957
Merck & Co., Inc.
2.350%, 02/10/22	4,300,000	4,303,793
2.750%, 02/10/25	4,000,000	3,996,760
3.700%, 02/10/45	9,200,000	9,243,507
VRX Escrow Corp.
4.500%, 05/15/23 (144A) (EUR) (i)	1,900,000	2,055,744

		28,199,558

Pipelines—0.2%
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
4.125%, 11/15/19 (144A)	8,250,000	8,208,750
Tesoro Logistics L.P. / Tesoro Logistics Finance Corp.
5.500%, 10/15/19 (144A)	1,900,000	1,957,000
6.250%, 10/15/22 (144A)	4,800,000	4,968,000

		15,133,750

Real Estate—0.0%
Qatari Diar Finance QSC
3.500%, 07/21/15	1,000,000	1,006,730

Retail—0.0%
CVS Pass-Through Trust
6.943%, 01/10/30	903,137	1,122,843

Savings & Loans—0.2%
Nationwide Building Society
6.250%, 02/25/20 (144A)	10,800,000	12,831,091

Telecommunications—2.6%
BellSouth Corp.
4.182%, 04/26/15 (144A) (i)	78,600,000	78,762,073
Ooredoo International Finance, Ltd.
3.375%, 10/14/16 (144A)	400,000	411,004
Sprint Communications, Inc.
9.125%, 03/01/17	2,000,000	2,185,000
Telefonica Emisiones S.A.U.
0.915%, 06/23/17 (b)	29,500,000	29,426,279

Telecommunications—(Continued)
Verizon Communications, Inc.
0.664%, 06/09/17 (b)	39,900,000	39,836,639
2.021%, 09/14/18 (b)	3,700,000	3,859,204
2.500%, 09/15/16	3,086,000	3,151,676
3.000%, 11/01/21	6,300,000	6,425,672
3.500%, 11/01/24	28,100,000	28,756,557
3.650%, 09/14/18	14,600,000	15,524,910

		208,339,014

Transportation—0.1%
Con-way, Inc.
7.250%, 01/15/18	7,000,000	7,911,232
Hellenic Railways Organization S.A.
4.028%, 03/17/17 (EUR) (k)	4,900,000	3,635,421
5.014%, 12/27/17 (EUR) (k)	500,000	360,209

		11,906,862

Trucking & Leasing—0.1%
GATX Corp.
6.000%, 02/15/18	5,000,000	5,506,775
GATX Financial Corp.
5.800%, 03/01/16	5,000,000	5,216,250

		10,723,025

Total Corporate Bonds & Notes (Cost $1,924,986,374)		1,965,100,090

Foreign Government—10.9%

Municipal—0.0%
Autonomous Community of Valencia Spain
3.250%, 07/06/15 (EUR)	300,000	324,262

Provincial—1.3%
Province of Ontario Canada
1.600%, 09/21/16	300,000	304,088
1.650%, 09/27/19	7,000,000	7,027,790
3.000%, 07/16/18	4,300,000	4,538,095
3.150%, 06/02/22 (CAD)	9,300,000	8,077,133
4.000%, 06/02/21 (CAD)	31,100,000	28,208,170
4.200%, 03/08/18 (CAD)	1,100,000	951,226
4.200%, 06/02/20 (CAD)	10,800,000	9,780,415
4.300%, 03/08/17 (CAD)	1,000,000	842,557
4.400%, 06/02/19 (CAD)	6,300,000	5,646,447
4.400%, 04/14/20	2,700,000	3,053,074
5.500%, 06/02/18 (CAD)	2,600,000	2,343,890
Province of Quebec Canada
3.500%, 07/29/20	10,600,000	11,515,882
3.500%, 12/01/22 (CAD)	3,300,000	2,930,383
4.250%, 12/01/21 (CAD)	15,200,000	14,030,612
4.500%, 12/01/17 (CAD)	700,000	605,088
4.500%, 12/01/20 (CAD)	2,900,000	2,679,916

		102,534,766

MIST-296

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—9.6%
Banco Nacional de Desenvolvimento Economico e Social
3.375%, 09/26/16 (144A)	2,600,000	$2,609,750
4.125%, 09/15/17 (144A) (EUR)	2,700,000	2,972,126
Brazil Letras do Tesouro Nacional
Zero Coupon, 07/01/15 (BRL)	69,000,000	20,980,125
Zero Coupon, 10/01/15 (BRL)	604,900,000	177,919,692
Zero Coupon, 01/01/16 (BRL)	573,200,000	163,232,374
Zero Coupon, 01/01/17 (BRL)	5,000,000	1,256,051
Bundesrepublik Deutschland
2.500%, 07/04/44 (EUR)	3,800,000	6,189,807
3.250%, 07/04/42 (EUR)	300,000	540,191
4.250%, 07/04/39 (EUR)	46,600,000	92,051,455
4.750%, 07/04/40 (EUR)	3,100,000	6,615,453
France Government Bond OAT
0.500%, 05/25/25 (EUR)	19,800,000	21,334,665
3.250%, 05/25/45 (EUR)	2,200,000	3,641,406
Japan Treasury Bill
Zero Coupon, 05/07/15 (JPY) (l)	19,240,000,000	160,418,944
Korea Housing Finance Corp.
4.125%, 12/15/15 (144A)	2,500,000	2,555,063
Mexican Bonos
7.750%, 05/29/31 (MXN)	14,800,000	1,102,946
8.000%, 06/11/20 (MXN)	611,400,000	44,833,154
Mexican Udibonos
4.000%, 11/15/40 (MXN) (g)	45,560,968	3,275,473
4.000%, 11/08/46 (MXN) (g)	624,079,309	45,390,186
4.500%, 11/22/35 (MXN) (g)	133,769,122	10,320,783

		767,239,644

Total Foreign Government (Cost $967,802,420)		870,098,672

Asset-Backed Securities—7.4%

Asset-Backed - Automobile—1.7%
Ally Auto Receivables Trust
0.480%, 02/15/17	56,533,868	56,495,255
Nissan Auto Lease Trust
0.335%, 09/15/16 (b)	27,743,142	27,735,929
Santander Drive Auto Receivables Trust
0.455%, 08/15/17 (b)	15,175,774	15,161,554
Toyota Auto Receivables Owner Trust
0.400%, 12/15/16	37,213,041	37,201,319

		136,594,057

Asset-Backed - Home Equity—1.1%
ACE Securities Corp. Home Equity Loan Trust
0.324%, 04/25/36 (b)	10,648,505	9,474,954
0.644%, 10/25/35 (b)	7,100,000	5,997,910
Asset-Backed Funding Certificates Trust
0.874%, 06/25/34 (b)	2,742,275	2,557,043

Asset-Backed - Home Equity—(Continued)
Asset-Backed Securities Corp. Home Equity Loan Trust
0.254%, 05/25/37 (b)	34,435	22,361
0.624%, 11/25/35 (b)	2,000,000	1,755,238
Bear Stearns Asset-Backed Securities I Trust
0.424%, 04/25/37 (b)	15,381,672	10,977,361
0.631%, 02/25/36 (b)	1,000,000	742,051
0.841%, 06/25/35 (b)	7,500,000	6,616,807
1.174%, 10/25/37 (b)	5,256,596	4,908,646
Bear Stearns Asset-Backed Securities Trust
0.974%, 10/27/32 (b)	19,042	18,060
Citigroup Mortgage Loan Trust, Inc.
0.344%, 05/25/37 (b)	13,485,000	12,001,353
HSI Asset Securitization Corp. Trust
0.344%, 12/25/36 (b)	13,279,849	6,248,514
Merrill Lynch Mortgage Investors Trust
0.674%, 06/25/36 (b)	2,895,267	2,723,522
Morgan Stanley ABS Capital I, Inc.
0.234%, 05/25/37 (b)	312,064	218,421
Morgan Stanley Home Equity Loan Trust
0.344%, 04/25/37 (b)	6,415,354	4,112,614
Option One Mortgage Corp. Asset-Backed Certificates
0.814%, 08/25/33 (b)	19,433	18,288
Renaissance Home Equity Loan Trust
1.051%, 08/25/33 (b)	141,368	132,922
Residential Asset Securities Corp. Trust
0.454%, 06/25/36 (b)	6,000,000	4,724,604
0.754%, 06/25/33 (b)	1,328,444	1,129,349
0.936%, 03/25/34 (b)	2,444,408	2,266,480
Soundview Home Loan Trust
0.354%, 05/25/36 (b)	10,993,739	10,502,671

		87,149,169

Asset-Backed - Manufactured Housing—0.0%
Conseco Financial Corp.
6.220%, 03/01/30	59,050	62,392
Mid-State Trust
7.791%, 03/15/38	138,071	142,624

		205,016

Asset-Backed - Other—4.6%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.954%, 05/25/34 (b)	5,736,092	5,215,347
BlackRock Senior Income
0.497%, 04/20/19 (144A) (b)	3,510,322	3,473,990
Bridgeport CLO II, Ltd.
0.500%, 06/18/21 (144A) (b)	5,160,525	5,034,396
Carrington Mortgage Loan Trust
0.494%, 10/25/35 (b)	84,844	84,669
Chapel B.V.
0.708%, 11/17/64 (EUR) (b)	3,644,685	3,738,634
CIFC Funding, Ltd.
1.553%, 01/19/23 (144A) (b)	8,000,000	7,988,720

MIST-297

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Citigroup Mortgage Loan Trust, Inc.
0.234%, 07/25/45 (b)	505,912	$424,004
0.414%, 10/25/36 (b)	14,700,000	14,176,577
Countrywide Asset-Backed Certificates
0.314%, 02/25/37 (b)	3,244,176	3,108,429
0.324%, 05/25/37 (b)	4,008,289	3,541,460
0.324%, 06/25/47 (b)	1,126,377	942,148
0.354%, 06/25/36 (b)	5,114,679	5,009,245
0.734%, 12/25/35 (b)	3,500,000	3,247,776
5.188%, 10/25/46 (b)	19,047,748	17,423,692
5.581%, 04/25/47 (b)	14,129,053	11,686,451
CWABS Asset-Backed Certificates Trust
0.324%, 03/25/47 (b)	3,963,740	3,324,139
0.524%, 04/25/36 (b)	10,888,721	10,696,339
0.874%, 11/25/35 (b)	10,000,000	8,067,310
1.176%, 01/25/35 (b)	7,457,471	7,452,675
First Franklin Mortgage Loan Trust
0.314%, 12/25/36 (b)	9,006,937	5,575,050
0.534%, 10/25/35 (b)	11,529,938	10,690,155
1.599%, 10/25/34 (b)	5,362,296	4,429,653
GSAMP Trust
0.344%, 12/25/36 (b)	3,824,807	2,124,141
0.564%, 01/25/36 (b)	14,600,000	12,061,483
1.494%, 12/25/34 (b)	8,445,769	6,034,409
Hillmark Funding, Ltd.
0.512%, 05/21/21 (144A) (b)	20,002,470	19,786,123
Home Equity Loan Trust
0.404%, 04/25/37 (b)	15,900,000	9,977,743
Home Equity Mortgage Loan Asset-Backed Trust
0.424%, 03/25/36 (b)	8,031,649	7,807,646
LCM IX L.P.
1.453%, 07/14/22 (144A) (b)	14,866,867	14,867,521
Lehman XS Trust
0.344%, 02/25/37 (b)	14,580,744	8,018,286
0.971%, 10/25/35 (b)	6,645,139	6,169,360
Lockwood Grove CLO, Ltd.
1.622%, 01/25/24 (144A) (b)	14,900,000	14,916,673
Morgan Stanley ABS Capital I, Inc. Trust
1.134%, 06/25/35 (b)	7,600,000	7,244,974
Mountain View Funding CLO, Ltd.
0.513%, 04/15/19 (144A) (b)	2,914,841	2,904,301
MSIM Peconic Bay, Ltd.
0.537%, 07/20/19 (144A) (b)	760,939	760,938
OneMain Financial Issuance Trust
3.190%, 03/18/26 (144A)	6,900,000	6,962,514
Park Place Securities, Inc.
0.664%, 09/25/35 (b)	5,000,000	4,041,900
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.224%, 10/25/34 (b)	5,800,000	4,901,331
1.974%, 12/25/34 (b)	4,636,570	4,028,952
Penta CLO S.A.
0.398%, 06/04/24 (EUR) (b)	2,022,365	2,158,568
Popular ABS Mortgage Pass-Through Trust
0.264%, 06/25/47 (b)	417,699	405,906

Asset-Backed - Other—(Continued)
RAMP Trust
0.474%, 05/25/36 (b)	33,385,825	25,213,409
Residential Asset Securities Corp. Trust
0.334%, 11/25/36 (b)	13,003,954	11,078,822
Securitized Asset-Backed Receivables LLC Trust
0.424%, 05/25/36 (b)	11,328,918	6,530,272
Small Business Administration Participation Certificates
5.500%, 10/01/18	11,797	12,256
6.220%, 12/01/28	5,135,610	5,910,455
Specialty Underwriting & Residential Finance Trust
0.444%, 04/25/37 (b)	6,303,522	3,601,423
Structured Asset Investment Loan Trust
0.664%, 08/25/35 (b)	8,760,000	8,405,448
Structured Asset Securities Corp. Mortgage Loan Trust
0.334%, 03/25/36 (b)	5,909,513	5,656,349
1.074%, 08/25/37 (b)	1,125,131	1,060,085
Sunrise S.r.l.
0.542%, 08/27/31 (EUR) (b)	1,910,856	2,051,626
United States Small Business Administration
5.471%, 03/10/18	1,000,069	1,088,071
Wells Fargo Home Equity Asset-Backed Securities Trust
0.654%, 12/25/35 (b)	20,861,000	17,182,559
Wood Street CLO B.V.
0.431%, 11/22/21 (EUR) (b)	3,482,325	3,723,971

		362,018,374

Asset-Backed - Student Loan—0.0%
SLM Private Education Loan Trust
2.825%, 12/16/19 (144A) (b)	1,032,688	1,043,943
SLM Student Loan Trust
0.386%, 01/25/19 (b)	2,122,036	2,119,855

		3,163,798

Total Asset-Backed Securities (Cost $575,638,496)		589,130,414

Mortgage-Backed Securities—5.1%

Collateralized Mortgage Obligations—3.7%
Adjustable Rate Mortgage Trust
2.632%, 11/25/35 (b)	698,434	593,890
Aire Valley Mortgages plc
0.325%, 09/20/66 (EUR) (b)	4,526,199	4,752,933
Alternative Loan Trust
5.500%, 02/25/36	6,329,910	5,702,407
Alternative Loan Trust Resecuritization
2.912%, 03/25/47 (b)	6,375,171	5,884,487
American Home Mortgage Assets
1.048%, 11/25/46 (b)	4,301,634	2,323,089
American Home Mortgage Investment Trust
2.378%, 02/25/45 (b)	1,754,042	1,749,290

MIST-298

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Arran Residential Mortgages Funding plc
1.448%, 05/16/47 (144A) (EUR) (b)	5,515,351	$5,965,972
Banc of America Alternative Loan Trust
16.558%, 09/25/35 (b)	6,834,873	8,466,432
27.705%, 11/25/46 (b)	2,607,143	3,626,111
Banc of America Funding Trust
2.645%, 05/25/35 (b)	1,951,732	1,985,509
2.699%, 02/20/36 (b)	5,412,699	5,370,562
2.868%, 01/20/47 (b)	317,018	264,124
Banc of America Funding, Ltd.
0.431%, 10/03/39 (144A) (b)	18,434,327	18,190,728
BCAP LLC Trust
4.000%, 02/26/37 (144A) (b)	2,483,800	2,461,167
5.250%, 02/26/36 (144A)	7,377,590	6,700,269
5.250%, 08/26/37 (144A)	11,234,949	11,666,011
Bear Stearns Adjustable Rate Mortgage Trust
2.160%, 08/25/35 (b)	29,352	29,614
2.260%, 08/25/35 (b)	824,302	828,936
2.594%, 02/25/33 (b)	24,119	22,469
2.687%, 10/25/35 (b)	6,283,463	6,238,097
Bear Stearns ALT-A Trust
1.014%, 11/25/34 (b)	707,606	692,672
2.619%, 11/25/36 (b)	3,290,885	2,189,294
2.651%, 09/25/35 (b)	1,695,168	1,448,811
2.671%, 05/25/35 (b)	2,126,268	2,053,234
2.718%, 11/25/36 (b)	5,518,269	4,242,925
5.163%, 05/25/36 (b)	3,506,802	2,510,916
Bear Stearns Structured Products, Inc. Trust
2.514%, 01/26/36 (b)	1,768,230	1,437,389
3.068%, 12/26/46 (b)	1,236,241	976,631
Chase Mortgage Finance Trust
2.464%, 03/25/37 (b)	2,830,265	2,568,067
4.709%, 12/25/35 (b)	5,719,571	5,481,591
5.565%, 09/25/36 (b)	5,363,443	4,801,703
ChaseFlex Trust
0.474%, 07/25/37 (b)	7,744,844	6,630,710
Chevy Chase Funding LLC Mortgage-Backed Certificate
0.424%, 08/25/35 (144A) (b)	63,788	58,256
CHL Mortgage Pass-Through Trust
5.500%, 12/25/34	11,568,894	11,672,956
Citicorp Mortgage Securities Trust
6.000%, 05/25/37	4,341,571	4,407,715
Citigroup Mortgage Loan Trust, Inc.
2.230%, 09/25/35 (b)	2,994,029	3,012,547
2.277%, 10/25/46 (b)	2,964,295	2,371,060
2.280%, 09/25/35 (b)	1,021,365	1,023,228
2.510%, 10/25/35 (b)	5,447,161	5,396,187
Countrywide Alternative Loan Trust
0.386%, 03/20/46 (b)	250,491	197,091
4.826%, 05/25/35 (b) (m)	3,448,765	355,833
Countrywide Home Loan Mortgage Pass-Through Trust
0.464%, 04/25/35 (b)	126,694	112,039
0.494%, 03/25/35 (b)	1,010,223	963,099
2.391%, 09/20/36 (b)	4,905,271	4,323,089

Collateralized Mortgage Obligations—(Continued)
Countrywide Home Reperforming Loan REMIC Trust
0.514%, 06/25/35 (144A) (b)	3,121,138	2,736,086
Credit Suisse First Boston Mortgage Securities Corp.
0.804%, 03/25/32 (144A) (b)	76,562	70,527
6.000%, 11/25/35	3,117,315	2,626,740
Deutsche Alt-A Securities Mortgage Loan Trust
0.364%, 08/25/47 (b)	8,439,637	6,923,675
Downey Savings & Loan Association Mortgage Loan Trust
2.453%, 07/19/44 (b)	772,741	769,908
First Horizon Alternative Mortgage Securities Trust
4.526%, 01/25/36 (b) (m)	49,436,322	6,026,831
First Horizon Mortgage Pass-Through Trust
2.610%, 08/25/35 (b)	538,716	491,217
Granite Mortgages plc
0.305%, 09/20/44 (EUR) (b)	173,761	186,762
0.440%, 01/20/44 (EUR) (b)	178,331	191,788
0.943%, 01/20/44 (GBP) (b)	286,858	424,333
0.946%, 09/20/44 (GBP) (b)	1,458,072	2,156,848
GreenPoint MTA Trust
0.614%, 06/25/45 (b)	84,590	71,703
GSR Mortgage Loan Trust
2.530%, 04/25/36 (b)	3,976,881	3,595,152
2.671%, 09/25/35 (b)	80,103	80,352
6.000%, 03/25/32	196	202
HarborView Mortgage Loan Trust
0.368%, 01/19/38 (b)	191,667	161,903
0.398%, 05/19/35 (b)	1,383,844	1,148,981
Indymac ARM Trust
1.707%, 01/25/32 (b)	32,871	31,604
1.717%, 01/25/32 (b)	568	528
JPMorgan Mortgage Trust
5.162%, 07/25/35 (b)	4,070,932	4,033,492
5.750%, 01/25/36	570,113	526,158
MASTR Alternative Loan Trust
0.574%, 03/25/36 (b)	784,265	195,168
Merrill Lynch Mortgage Investors Trust
0.424%, 11/25/35 (b)	135,057	125,861
0.554%, 08/25/35 (b)	8,700,000	8,034,798
1.172%, 10/25/35 (b)	226,675	214,690
Morgan Stanley Mortgage Loan Trust
5.500%, 08/25/35	872,370	879,130
Morgan Stanley Re-REMIC Trust
0.491%, 03/26/37 (144A) (b)	5,234,568	3,763,212
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.976%, 05/25/35	2,465,107	2,315,312
RBSSP Resecuritization Trust
0.414%, 06/27/36 (144A) (b)	8,300,000	7,042,948
Residential Accredit Loans, Inc. Trust
0.354%, 06/25/46 (b)	1,858,952	827,260
0.574%, 03/25/33 (b)	195,584	192,428
0.614%, 06/25/34 (b)	2,080,979	2,044,658
6.000%, 12/25/35	13,038,017	11,604,813

MIST-299

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Residential Asset Securitization Trust
0.574%, 05/25/33 (b)	93,991	$93,538
6.000%, 06/25/36	4,969,279	3,655,819
Residential Funding Mortgage Securities I
0.524%, 06/25/18 (b)	2,639	2,549
Sequoia Mortgage Trust
0.526%, 07/20/33 (b)	357,108	335,204
0.818%, 04/19/27 (b)	1,479,290	1,383,631
Structured Adjustable Rate Mortgage Loan Trust
2.425%, 04/25/35 (b)	10,495,540	10,174,775
2.496%, 01/25/35 (b)	2,825,963	2,703,762
2.537%, 08/25/35 (b)	220,779	205,675
Structured Asset Mortgage Investments II Trust
0.404%, 05/25/45 (b)	1,279,470	1,123,283
0.428%, 07/19/35 (b)	1,311,536	1,239,690
Structured Asset Securities Corp. Trust
2.610%, 10/28/35 (144A) (b)	31,978	30,744
WaMu Mortgage Pass-Through Certificates Trust
1.528%, 06/25/42 (b)	199,841	192,621
1.528%, 08/25/42 (b)	90,360	82,674
Wells Fargo Mortgage-Backed Securities Trust
2.491%, 09/25/33 (b)	860,108	861,451
2.604%, 04/25/36 (b)	1,701,952	1,655,676
2.611%, 10/25/36 (b)	3,425,769	3,145,455
2.615%, 03/25/36 (b)	17,387,368	16,868,533
2.625%, 07/25/36 (b)	9,834,847	9,569,552
5.652%, 04/25/36 (b)	775,443	224,616
5.750%, 03/25/36	6,368,476	6,540,514

		291,333,970

Commercial Mortgage-Backed Securities—1.4%
Banc of America Commercial Mortgage Trust
5.451%, 01/15/49	7,829,110	8,323,933
Bear Stearns Commercial Mortgage Securities Trust
5.331%, 02/11/44	345,338	367,474
5.700%, 06/11/50	5,300,000	5,736,625
Credit Suisse Commercial Mortgage Trust
5.297%, 12/15/39	4,497,080	4,742,540
5.383%, 02/15/40	731,864	770,463
5.467%, 09/15/39	18,363,064	19,193,258
Greenwich Capital Commercial Funding Corp.
5.444%, 03/10/39	7,700,000	8,125,024
JPMorgan Chase Commercial Mortgage Securities Trust
5.420%, 01/15/49	374,813	397,387
LB-UBS Commercial Mortgage Trust
5.866%, 09/15/45 (b)	11,394,449	12,525,268
ML-CFC Commercial Mortgage Trust
5.485%, 03/12/51 (b)	2,200,000	2,354,013
5.874%, 08/12/49 (b)	7,400,000	8,024,627
Morgan Stanley Capital I Trust
1.300%, 08/13/16 (144A) (b)	25,500,000	25,491,840
Morgan Stanley Re-REMIC Trust
5.796%, 08/12/45 (144A) (b)	772,462	826,975

Commercial Mortgage-Backed Securities—(Continued)
Silenus European Loan Conduit, Ltd.
0.198%, 05/15/19 (EUR) (b)	197,479	211,596
Wachovia Bank Commercial Mortgage Trust
5.707%, 06/15/49 (b)	16,700,000	17,858,696

		114,949,719

Total Mortgage-Backed Securities (Cost $397,080,615)		406,283,689

Municipals—3.7%
American Municipal Power-Ohio, Inc., Combined Hydroelectric Projects Revenue, Build America Bonds, Taxable
8.084%, 02/15/50	6,900,000	11,157,852
Bay Area Toll Bridge Authority, Build America Bonds
7.043%, 04/01/50	10,400,000	15,648,256
Buckeye Tobacco Settlement Financing Authority
5.875%, 06/01/47	3,500,000	2,869,860
California Infrastructure & Economic Development Bank Revenue, Build America Bonds
6.486%, 05/15/49	2,500,000	3,202,025
California State General Obligation Unlimited, Build America Bonds
7.625%, 03/01/40	16,600,000	25,873,922
7.950%, 03/01/36	5,700,000	7,022,514
California State Public Works Board Lease Revenue Build America Bonds, Taxable, University Projects
7.804%, 03/01/35	3,100,000	4,345,549
California State University Revenue, Build America Bonds
6.484%, 11/01/41	4,400,000	5,991,832
Calleguas-Las Virgenes California Public Financing Water Revenue Authority, Build America Bonds
5.944%, 07/01/40	7,800,000	9,831,822
Chicago Transit Authority Transfer Tax Receipts Revenue
6.300%, 12/01/21	360,000	395,028
6.899%, 12/01/40	14,500,000	18,691,805
Clark County NV, Airport Revenue
6.820%, 07/01/45	4,800,000	7,018,320
Clark County NV, Refunding
4.750%, 06/01/30	5,500,000	5,740,075
East Baton Rouge Sewer Commission, Build America Bonds
6.087%, 02/01/45	17,000,000	19,193,170
Irvine Ranch CA, Water District, Build America Bonds, Taxable
6.622%, 05/01/40	21,700,000	29,977,465
Los Angeles CA, Wastewater System Revenue, Build America Bonds
5.713%, 06/01/39	2,300,000	2,900,047

MIST-300

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Municipals—(Continued)

Security Description	Principal Amount*/ Shares	Value
Los Angeles Department of Water & Power Revenue, Build America Bonds
6.166%, 07/01/40	33,190,000	$38,167,836
Los Angeles, California Unified School District, Build America Bonds
4.500%, 01/01/28	1,700,000	1,822,264
Los Angeles, Unified School District, Build America Bonds
6.758%, 07/01/34	1,100,000	1,535,853
Metropolitan Transportation Authority Build America Bonds, Metro Transit Authority
6.089%, 11/15/40	200,000	269,076
Newport Beach CA, Certificates of Participation, Build America Bonds
7.168%, 07/01/40	31,650,000	42,182,487
Pennsylvania Economic Development Financing Authority, Build America Bonds
6.532%, 06/15/39	1,000,000	1,157,170
Port Authority of New York & New Jersey, One Hundred Sixtieth
5.647%, 11/01/40	3,000,000	3,834,210
Public Power Generation Agency, Build America Bonds, Whelan Energy Centre Unit
7.242%, 01/01/41	1,800,000	2,155,428
Regents of the University of California, Medical Center Pooled Revenue, Build America Bonds
6.548%, 05/15/48	3,400,000	4,701,452
State of California General Obligation Unlimited, Build America Bonds
7.500%, 04/01/34	2,900,000	4,336,979
7.550%, 04/01/39	2,900,000	4,544,532
7.600%, 11/01/40	1,900,000	2,991,474
7.700%, 11/01/30	100,000	125,845
State of Georgia
6.655%, 04/01/57	1,300,000	1,712,399
State of Texas Transportation Commission Revenue, Build America Bonds
5.178%, 04/01/30	2,300,000	2,798,364
State of Wisconsin, General Fund Annual Appropriation Revenue
5.050%, 05/01/18	2,900,000	3,214,592
Tobacco Settlement Financing Authority
7.467%, 06/01/47	7,335,000	6,396,487

Total Municipals (Cost $233,999,129)		291,805,990

Convertible Preferred Stock—0.6%

Banks—0.6%
Wells Fargo & Co., Series L 7.500%, 12/31/49 (Cost $25,992,734)	36,950	45,189,850

Convertible Bond—0.5%
Security Description	Principal Amount*/ Shares/ Notional Amount*	Value

Banks—0.5%
LBG Capital No. 2 plc 15.000%, 12/21/19 (GBP) (Cost $50,020,987)	20,400,000	42,678,323

Floating Rate Loans (n)—0.5%

Auto Manufacturers—0.2%
Chrysler Group LLC
Term Loan B, 3.500%, 05/24/17	16,154,730	16,164,794

Healthcare-Services—0.3%
HCA, Inc.
Term Loan B5, 2.928%, 03/31/17	22,131,486	22,166,077

Lodging—0.0%
MGM Resorts International
Term Loan A, 2.928%, 12/20/17	1,984,772	1,982,289

Total Floating Rate Loans (Cost $40,312,016)		40,313,160

Preferred Stock—0.4%

Banks—0.4%
GMAC Capital Trust I, 8.125% (b) (Cost $28,270,000)	1,130,800	29,683,500

Purchased Options—0.0%

Interest Rate Swaptions—0.0%
Call - OTC - 1-Year Interest Rate Swap, Exercise Rate 0.800%, Expires 01/19/16 (Counterparty - Morgan Stanley Capital Services, LLC)	249,500,000	294,410
Call - OTC - 10-Year Interest Rate Swap, Exercise Rate 1.750%, Expires 01/29/16 (Counterparty - Morgan Stanley Capital Services, LLC)	42,200,000	513,574
Call - OTC - 10-Year Interest Rate Swap, Exercise Rate 1.750%, Expires 07/30/15 (Counterparty - Citibank N.A.)	20,800,000	136,053
Call - OTC - 2-Year Interest Rate Swap, Exercise Rate 1.100%, Expires 01/19/16 (Counterparty - Goldman Sachs Bank USA)	84,800,000	265,085
Call - OTC - 2-Year Interest Rate Swap, Exercise Rate 2.100%, Expires 01/30/18 (Counterparty - JPMorgan Chase Bank N.A.)	83,600,000	980,461
Call - OTC - 3-Year Interest Rate Swap, Exercise Rate 1.150%, Expires 07/20/15 (Counterparty - Goldman Sachs Bank USA)	85,100,000	258,108

MIST-301

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Purchased Options—(Continued)

Security Description	Notional Amount*/ Principal Amount*	Value

Interest Rate Swaptions—(Continued)
Call - OTC - 5-Year Interest Rate Swap, Exercise Rate 1.500%, Expires 01/29/16 (Counterparty - Morgan Stanley Capital Services, LLC)	42,200,000	$325,910
Put - OTC - 2-Year Interest Rate Swap, Exercise Rate 3.205%, Expires 01/16/20 (Counterparty - Goldman Sachs Bank USA)	40,000,000	409,800

Total Purchased Options (Cost $4,272,905)		3,183,401

Short-Term Investments—2.6%

Commercial Paper—1.6%
Cooperatieve Generale Raiffeisen - Boerenleenbank BA
0.285%, 06/12/15 (l)	36,500,000	36,500,000
Vodafone Group plc
0.600%, 06/29/15 (l)	50,000,000	49,925,833
0.603%, 06/29/15 (l)	43,900,000	43,834,882

		130,260,715

Discount Note — 0.1%
Federal Home Loan Bank
0.062%, 05/27/15 (l)	4,300,000	4,299,585

Repurchase Agreements—0.8%
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/31/15 at 0.200% to be repurchased at $8,000,044 on 4/01/15, collateralized by $6,900,000 U.S. Treasury Bond at 3.375% due 05/15/44 with a value of $8,083,240.	8,000,000	8,000,000
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/15 at 0.000% to be repurchased at $737,000 on 04/01/15, collateralized by $755,000 U.S. Treasury Note at 0.250% due 08/15/15 with a value of $755,819.	737,000	737,000
Morgan Stanley & Co., Inc. Repurchase Agreement dated 03/31/15 at 0.250% to be repurchased at $58,000,403 on 04/01/15 collateralized by $42,295,600 U.S. Treasury Bond at 4.625% due 02/15/40 with a value of $59,038,694.	58,000,000	58,000,000

		66,737,000

U.S. Treasury—0.1%
U.S. Treasury Bills
0.006%, 05/28/15 (d) (l)	381,000	380,996
0.015%, 05/21/15 (d) (f) (l)	864,000	863,982
0.021%, 04/30/15 (d) (l)	1,441,000	1,440,976
0.022%, 05/07/15 (d) (f) (l)	1,969,000	1,968,957
0.028%, 06/25/15 (l)	281,000	280,981

U.S. Treasury—(Continued)
U.S. Treasury Bills
0.061%, 05/14/15 (d) (l)	1,308,000	1,307,904

		6,243,796

Total Short-Term Investments (Cost $207,541,096)		207,541,096

Total Investments—119.3% (Cost $9,381,861,393) (o)		9,499,248,412
Other assets and liabilities (net)—(19.3)%		(1,538,284,865)

Net Assets—100.0%		$7,960,963,547

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2015. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2015, the market value of securities pledged was $31,431,755.
(d)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2015, the market value of securities pledged was $99,643,136.
(e)	All or a portion of this security has been purchased in a Treasury Roll Transaction.
(f)	All or a portion of the security was pledged as collateral against open swap contracts and open forward foreign currency exchange contracts. As of March 31, 2015, the market value of securities pledged was $1,509,583.
(g)	Principal amount of security is adjusted for inflation.
(h)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(i)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2015, the market value of restricted securities was $84,694,836, which is 1.1% of net assets. See details shown in the Restricted Securities table that follows.
(j)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2015, these securities represent less than 0.05% of net assets.
(k)	Illiquid security. As of March 31, 2015, these securities represent 0.1% of net assets.
(l)	The rate shown represents current yield to maturity.
(m)	Interest only security.
(n)

Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the

MIST-302

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(o)	As of March 31, 2015, the aggregate cost of investments was $9,381,861,393. The aggregate unrealized appreciation and depreciation of investments were $293,604,195 and $(176,217,176), respectively, resulting in net unrealized appreciation of $117,387,019.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2015, the market value of 144A securities was $650,814,037, which is 8.2% of net assets.
(ARM)—	Adjustable-Rate Mortgage
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(EUR)—	Euro
(GBP)—	British Pound
(IRS)—	Interest Rate Swap
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(REMIC)—	Real Estate Mortgage Investment Conduit

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
BellSouth Corp.	04/16/14	$78,600,000	$81,436,674	$78,762,073
Blackstone CQP Holdco L.P.	07/02/14	3,749,734	3,819,734	3,877,019
VRX Escrow Corp.	03/27/15	1,900,000	1,991,105	2,055,744

				$84,694,836

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
AUD	6,590,000	BNP Paribas S.A.	04/02/15	$5,003,490	$15,783
AUD	18,323,000	Barclays Bank plc	04/02/15	13,966,588	(10,875)
AUD	6,114,000	Citibank N.A.	04/02/15	4,817,832	(161,104)
AUD	9,567,000	Citibank N.A.	04/02/15	7,374,009	(87,304)
AUD	3,159,000	UBS AG, Stamford	04/02/15	2,492,644	(86,591)
BRL	17,598,445	BNP Paribas S.A.	04/02/15	5,993,000	(478,926)
BRL	47,471,802	BNP Paribas S.A.	04/02/15	15,202,652	(328,437)
BRL	12,949,515	Credit Suisse International	04/02/15	4,036,632	20,806
BRL	60,190,485	Credit Suisse International	04/02/15	19,303,578	(444,251)
BRL	11,134,704	Deutsche Bank AG	04/02/15	3,472,000	16,808
BRL	12,911,736	Deutsche Bank AG	04/02/15	4,391,000	(345,400)
BRL	31,042,170	Deutsche Bank AG	04/02/15	9,676,487	49,875
BRL	35,055,360	Deutsche Bank AG	04/02/15	12,104,542	(1,120,738)
BRL	3,443,225	Goldman Sachs Bank USA	04/02/15	1,075,000	3,857
BRL	50,777,172	Goldman Sachs Bank USA	04/02/15	15,828,295	81,583
BRL	127,000,000	JPMorgan Chase Bank N.A.	04/02/15	46,180,139	(6,387,562)
BRL	193,483,350	JPMorgan Chase Bank N.A.	04/02/15	67,396,428	(6,772,797)
BRL	6,353,640	Credit Suisse International	05/05/15	1,961,000	13,399
BRL	14,919,024	Credit Suisse International	05/05/15	4,639,000	(2,901)
BRL	174,878,521	JPMorgan Chase Bank N.A.	05/05/15	53,941,555	402,095
BRL	3,798,695	JPMorgan Chase Bank N.A.	01/03/18	1,103,470	(178,980)
CAD	1,406,000	JPMorgan Chase Bank N.A.	04/02/15	1,126,666	(16,573)
CAD	98,545,439	Societe Generale Paris	04/02/15	78,729,279	(923,697)
DKK	22,080,000	UBS AG, Stamford	08/12/15	3,366,367	(175,513)
EUR	4,834,000	BNP Paribas S.A.	04/02/15	5,344,857	(147,097)
EUR	11,520,000	BNP Paribas S.A.	04/02/15	13,058,565	(671,681)
EUR	5,491,000	Barclays Bank plc	04/02/15	6,131,369	(227,169)
EUR	56,646,000	Citibank N.A.	04/02/15	64,362,018	(3,453,388)
EUR	64,900,000	Deutsche Bank AG	04/02/15	73,669,223	(3,885,477)
EUR	4,222,000	UBS AG, Stamford	04/02/15	4,740,500	(200,793)
EUR	580,509,000	UBS AG, Stamford	04/02/15	637,805,238	(13,612,751)

MIST-303

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
EUR	13,164,000	UBS AG, Stamford	05/06/15	$14,137,609	$23,291
EUR	9,924,000	BNP Paribas S.A.	06/15/15	13,303,221	(2,621,697)
EUR	1,090,000	Barclays Bank plc	06/15/15	1,461,378	(288,176)
EUR	2,313,000	Barclays Bank plc	06/15/15	3,053,753	(564,196)
EUR	4,248,000	Barclays Bank plc	06/15/15	5,696,428	(1,124,167)
EUR	19,332,000	Credit Suisse International	06/15/15	25,907,296	(5,099,635)
EUR	7,305,000	Deutsche Bank AG	06/15/15	9,498,545	(1,635,936)
EUR	4,980,000	Goldman Sachs Bank USA	06/15/15	6,622,031	(1,261,894)
EUR	4,981,000	Goldman Sachs Bank USA	06/15/15	6,624,058	(1,262,845)
EUR	13,015,000	Goldman Sachs Bank USA	06/15/15	17,461,393	(3,452,924)
EUR	9,556,000	JPMorgan Chase Bank N.A.	06/15/15	12,777,328	(2,491,893)
EUR	4,142,000	UBS AG, Stamford	06/15/15	5,458,808	(1,000,638)
EUR	17,056,000	Deutsche Bank AG	06/13/16	23,052,890	(4,523,457)
GBP	2,488,000	Goldman Sachs Bank USA	04/02/15	3,714,422	(23,722)
GBP	49,127,000	Goldman Sachs Bank USA	04/02/15	72,959,785	(84,793)
ILS	125,634,453	Goldman Sachs Bank USA	04/14/15	31,862,656	(290,483)
ILS	1,937,000	BNP Paribas S.A.	06/11/15	490,197	(3,372)
INR	555,381,060	Barclays Bank plc	04/13/15	8,847,169	11,113
INR	782,061,400	UBS AG, Stamford	04/13/15	12,447,261	26,554
INR	26,955,050	Goldman Sachs Bank USA	05/18/15	427,722	(871)
INR	360,341,350	Citibank N.A.	06/26/15	5,708,378	(48,688)
INR	1,238,878,310	Goldman Sachs Bank USA	06/26/15	19,593,204	(134,801)
INR	48,351,246	UBS AG, Stamford	06/26/15	760,658	(1,231)
JPY	296,200,000	BNP Paribas S.A.	04/02/15	2,439,987	29,684
JPY	1,424,600,000	BNP Paribas S.A.	04/02/15	11,984,702	(106,602)
JPY	1,420,500,000	Citibank N.A.	04/02/15	11,899,745	(55,829)
JPY	6,287,200,000	Citibank N.A.	04/02/15	52,428,758	(7,029)
JPY	37,023,476,028	Credit Suisse International	04/02/15	309,580,250	(884,073)
JPY	872,100,000	JPMorgan Chase Bank N.A.	04/02/15	7,305,008	(33,569)
JPY	2,117,600,000	UBS AG, Stamford	04/02/15	17,494,971	161,260
JPY	2,327,800,000	UBS AG, Stamford	05/08/15	19,428,869	(10,464)
MXN	576,539,041	BNP Paribas S.A.	04/01/15	38,310,787	(513,624)
MXN	451,098,000	BNP Paribas S.A.	05/05/15	30,039,566	(524,508)
MXN	144,843,000	Barclays Bank plc	05/05/15	9,683,054	(206,068)
MXN	148,197,000	Barclays Bank plc	05/05/15	9,827,127	(130,690)
MXN	11,358,000	Citibank N.A.	05/05/15	733,148	9,999
MXN	27,952,000	Citibank N.A.	05/05/15	1,865,158	(36,276)
MXN	88,324,000	Citibank N.A.	05/05/15	5,746,631	32,352
MXN	154,395,000	Citibank N.A.	05/05/15	10,441,760	(339,793)
MXN	12,619,000	Credit Suisse International	05/05/15	842,118	(16,464)
MXN	13,831,000	Credit Suisse International	05/05/15	942,237	(37,283)
MXN	42,817,000	Credit Suisse International	05/05/15	2,854,904	(53,415)
MXN	161,434,000	Credit Suisse International	05/05/15	10,659,016	(96,492)
MXN	53,976,817	Deutsche Bank AG	05/05/15	3,587,000	(55,331)
MXN	14,740,000	Goldman Sachs Bank USA	05/05/15	985,689	(21,261)
MXN	62,207,083	Goldman Sachs Bank USA	05/05/15	4,186,774	(116,603)
MXN	3,597,000	JPMorgan Chase Bank N.A.	05/05/15	243,302	(7,953)
MXN	5,885,000	JPMorgan Chase Bank N.A.	05/05/15	401,156	(16,104)
MXN	4,793,550	UBS AG, Stamford	05/05/15	322,000	(8,361)
MXN	92,317,000	UBS AG, Stamford	05/05/15	6,290,552	(250,309)

Contracts to Deliver
AUD	40,594,000	Citibank N.A.	04/02/15	$31,531,134	$612,713
AUD	6,114,000	Citibank N.A.	05/06/15	4,808,196	160,547
BRL	38,443,490	BNP Paribas S.A.	04/02/15	11,983,632	(61,766)
BRL	11,129,496	BNP Paribas S.A.	04/02/15	3,472,000	(15,176)

MIST-304

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
BRL	7,834,785	BNP Paribas S.A.	04/02/15	$2,490,000	$35,147
BRL	3,449,675	BNP Paribas S.A.	04/02/15	1,075,000	(5,878)
BRL	3,352,800	BNP Paribas S.A.	04/02/15	1,056,000	5,476
BRL	860,000	BNP Paribas S.A.	04/02/15	349,562	80,101
BRL	73,140,000	Credit Suisse International	04/02/15	29,687,056	6,770,291
BRL	61,263,793	Deutsche Bank AG	04/02/15	19,907,000	711,376
BRL	14,399,842	Deutsche Bank AG	04/02/15	4,976,101	464,237
BRL	9,233,560	Deutsche Bank AG	04/02/15	2,959,000	65,873
BRL	4,090,308	Deutsche Bank AG	04/02/15	1,315,000	33,395
BRL	1,156,469	Deutsche Bank AG	04/02/15	383,000	20,647
BRL	54,220,397	Goldman Sachs Bank USA	04/02/15	17,128,000	139,265
BRL	174,878,521	JPMorgan Chase Bank N.A.	04/02/15	54,394,563	(399,666)
BRL	56,324,125	JPMorgan Chase Bank N.A.	04/02/15	17,557,395	(90,495)
BRL	53,000,000	JPMorgan Chase Bank N.A.	04/02/15	22,386,484	5,780,133
BRL	25,952,534	JPMorgan Chase Bank N.A.	04/02/15	9,916,524	1,784,884
BRL	7,159,375	JPMorgan Chase Bank N.A.	04/02/15	2,291,000	47,772
BRL	3,168,795	JPMorgan Chase Bank N.A.	04/02/15	1,030,000	37,130
BRL	6,185,993	BNP Paribas S.A.	05/05/15	1,899,000	(23,302)
BRL	15,127,818	Barclays Bank plc	05/05/15	4,701,000	18
BRL	1,202,727	BNP Paribas S.A.	07/02/15	497,225	130,517
BRL	109,825,193	Deutsche Bank AG	07/02/15	40,481,089	6,995,756
BRL	12,571,330	Deutsche Bank AG	07/02/15	5,194,764	1,361,808
BRL	55,225,944	Goldman Sachs Bank USA	07/02/15	22,792,383	5,954,178
BRL	19,000,000	BNP Paribas S.A.	10/02/15	7,585,860	1,957,898
BRL	11,000,000	BNP Paribas S.A.	10/02/15	4,385,965	1,127,671
BRL	96,800,000	Barclays Bank plc	10/02/15	34,265,487	5,592,501
BRL	35,100,000	Citibank N.A.	10/02/15	12,402,827	2,005,907
BRL	318,500,000	Credit Suisse International	10/02/15	93,077,490	(1,264,927)
BRL	98,000,000	UBS AG, Stamford	10/02/15	39,341,630	10,313,194
BRL	22,600,000	UBS AG, Stamford	10/02/15	8,192,858	1,498,546
BRL	3,900,000	UBS AG, Stamford	10/02/15	1,396,848	241,635
BRL	355,900,000	JPMorgan Chase Bank N.A.	01/05/16	123,084,904	20,316,345
BRL	217,300,000	JPMorgan Chase Bank N.A.	01/05/16	72,946,390	10,199,528
BRL	75,000,000	UBS AG, Stamford	07/05/17	26,417,753	7,397,942
BRL	3,798,695	BNP Paribas S.A.	01/03/18	1,111,054	186,564
CAD	97,995,439	BNP Paribas S.A.	04/02/15	78,406,387	1,035,051
CAD	635,000	BNP Paribas S.A.	04/02/15	496,106	(5,252)
CAD	671,000	Citibank N.A.	04/02/15	536,653	6,872
CAD	650,000	Citibank N.A.	04/02/15	515,770	2,569
CAD	98,545,439	Societe Generale Paris	05/06/15	78,692,690	920,998
CHF	1,072,000	Deutsche Bank AG	05/12/15	1,162,327	57,440
DKK	3,668,000	BNP Paribas S.A.	04/01/15	656,304	128,431
EUR	33,627,000	BNP Paribas S.A.	04/02/15	35,632,985	(524,457)
EUR	26,003,000	BNP Paribas S.A.	04/02/15	27,702,842	(256,892)
EUR	21,062,000	BNP Paribas S.A.	04/02/15	22,534,318	(112,604)
EUR	16,741,000	BNP Paribas S.A.	04/02/15	17,990,213	(10,552)
EUR	9,453,000	BNP Paribas S.A.	04/02/15	10,341,412	177,071
EUR	52,487,000	Citibank N.A.	04/02/15	56,880,965	444,302
EUR	46,731,000	Citibank N.A.	04/02/15	50,791,092	543,569
EUR	20,667,000	Citibank N.A.	04/02/15	22,715,174	492,976
EUR	7,214,000	Citibank N.A.	04/02/15	7,624,063	(132,793)
EUR	680,000	Deutsche Bank AG	04/02/15	763,582	32,412
EUR	479,198,000	Goldman Sachs Bank USA	04/02/15	545,001,086	29,743,284
EUR	14,259,000	JPMorgan Chase Bank N.A.	04/02/15	15,131,903	(200,091)
EUR	2,034,000	BNP Paribas S.A.	05/06/15	2,245,802	57,769
EUR	580,509,000	UBS AG, Stamford	05/06/15	638,086,785	13,616,260
EUR	18,538,000	BNP Paribas S.A.	06/15/15	25,141,050	5,187,997

MIST-305

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
EUR	24,522,000	Barclays Bank plc	06/15/15	$33,315,834	$6,922,006
EUR	33,803,000	Citibank N.A.	06/15/15	46,208,701	9,825,430
EUR	25,265,000	Credit Suisse International	06/15/15	34,263,130	7,069,587
EUR	10,096,000	Credit Suisse International	06/15/15	13,731,873	2,865,219
EUR	9,000,000	Deutsche Bank AG	08/07/15	12,062,700	2,367,331
EUR	5,200,000	Deutsche Bank AG	08/07/15	6,957,236	1,355,467
EUR	3,150,000	Deutsche Bank AG	02/01/16	4,238,955	832,699
EUR	37,241,000	Deutsche Bank AG	06/13/16	50,990,377	10,532,204
EUR	28,951,000	Barclays Bank plc	06/27/16	39,809,073	8,338,941
GBP	44,944,000	Deutsche Bank AG	04/02/15	69,712,638	3,042,708
GBP	3,088,000	Deutsche Bank AG	04/02/15	4,707,150	126,410
GBP	3,583,000	Goldman Sachs Bank USA	04/02/15	5,286,318	(28,704)
GBP	49,127,000	Goldman Sachs Bank USA	05/06/15	72,945,130	86,385
ILS	6,858,000	BNP Paribas S.A.	04/14/15	1,721,746	(1,682)
ILS	26,206,046	Deutsche Bank AG	04/14/15	6,666,000	80,372
ILS	51,293,786	Goldman Sachs Bank USA	04/14/15	12,921,000	30,776
ILS	25,606,663	Goldman Sachs Bank USA	04/14/15	6,521,000	85,998
ILS	15,669,959	Goldman Sachs Bank USA	04/14/15	3,997,000	59,110
ILS	51,625,682	Barclays Bank plc	06/11/15	12,946,880	(28,163)
ILS	410,813,652	Citibank N.A.	06/11/15	103,027,951	(221,523)
ILS	125,634,453	Goldman Sachs Bank USA	06/11/15	31,872,760	297,152
INR	26,955,050	Goldman Sachs Bank USA	04/13/15	430,386	455
INR	1,228,354,050	JPMorgan Chase Bank N.A.	04/13/15	19,283,423	(308,722)
INR	48,351,246	UBS AG, Stamford	04/13/15	771,152	(46)
JPY	47,847,876,028	BNP Paribas S.A.	04/02/15	400,508,891	1,560,494
JPY	1,593,800,000	Deutsche Bank AG	04/02/15	13,212,346	(76,519)
JPY	19,240,000,000	Barclays Bank plc	05/07/15	163,702,884	3,205,710
JPY	37,023,476,028	Credit Suisse International	05/08/15	309,711,549	863,350
JPY	2,367,736,680	Credit Suisse International	08/07/15	23,300,000	3,520,446
MXN	250,924,944	Deutsche Bank AG	04/01/15	16,644,000	193,681
MXN	175,649,040	Goldman Sachs Bank USA	04/01/15	11,617,000	101,673
MXN	149,965,057	JPMorgan Chase Bank N.A.	04/01/15	9,705,000	(126,519)
MXN	2,103,868,880	Credit Suisse International	04/22/15	143,339,730	5,562,631
MXN	135,515,297	Deutsche Bank AG	04/30/15	9,071,000	201,292
MXN	36,009,009	Deutsche Bank AG	04/30/15	2,409,000	52,149
MXN	576,539,041	BNP Paribas S.A.	05/05/15	38,221,893	499,308
MXN	147,459,000	Citibank N.A.	05/05/15	9,459,413	(188,737)
MXN	110,994,000	Citibank N.A.	05/05/15	7,322,470	60,203
MXN	71,426,675	Citibank N.A.	05/05/15	4,760,000	86,598
MXN	35,791,750	Citibank N.A.	05/05/15	2,383,000	41,168
MXN	112,734,000	Credit Suisse International	05/05/15	7,574,377	198,263

Net Unrealized Appreciation					$142,191,680

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Euro-Bund Futures	06/08/15	1,775	EUR	279,647,349	$2,313,564
U.S. Treasury Long Bond Futures	06/19/15	483	USD	78,080,940	1,070,685
U.S. Treasury Note 10 Year Futures	06/19/15	13,364	USD	1,705,201,846	17,501,279

MIST-306

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
90 Day EuroDollar Futures	06/15/15	(3,548)	USD	(883,907,530)	$(165,370)
90 Day EuroDollar Futures	09/14/15	(4,961)	USD	(1,232,898,032)	(1,398,768)
90 Day EuroDollar Futures	12/14/15	(5,695)	USD	(1,412,112,570)	(2,311,868)
90 Day EuroDollar Futures	03/14/16	(5,414)	USD	(1,339,934,021)	(2,196,579)
90 Day EuroDollar Futures	09/19/16	(1,933)	USD	(476,871,530)	(458,657)
90 Day EuroDollar Futures	12/19/16	(275)	USD	(67,611,880)	(172,183)
90 Day Sterling Futures	03/16/16	(1,884)	GBP	(233,601,737)	(160,894)
90 Day Sterling Futures	06/15/16	(1,403)	GBP	(173,345,623)	(721,047)
Call Options on 10 Year Euro-Bund Futures, Strike EUR 160.00	05/22/15	(873)	EUR	(365,568)	26,987
Call Options on 10 Year Euro-Bund Futures, Strike EUR 161.00	05/22/15	(58)	EUR	(16,771)	7,431
Canada Government Bond 10 Year Bond Futures	06/19/15	(477)	CAD	(67,738,250)	(275,339)
Put Options on 10 Year Euro-Bund Futures, Strike EUR 155.00	05/22/15	(58)	EUR	(16,771)	9,925
Put Options on 10 Year Euro-Bund Futures, Strike EUR 154.00	05/22/15	(873)	EUR	(164,018)	110,652
U.S. Treasury Note 10 Year Futures	06/19/15	(2,621)	USD	(336,542,589)	(1,320,693)

Net Unrealized Appreciation					$11,859,125

Written Options

Foreign Currency Written Options	Strike Price		Counterparty	Expiration Date	Notional Amount	Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call/ILS Put	ILS	4.080	Goldman Sachs Bank USA	04/29/15	(10,600,000)	$(75,260)	$(38,012)	$37,248
USD Call/ILS Put	ILS	4.110	UBS AG, Stamford	05/14/15	(8,300,000)	(65,362)	(33,798)	31,564
USD Call/ILS Put	ILS	4.100	Goldman Sachs Bank USA	05/15/15	(13,100,000)	(91,700)	(59,815)	31,885
USD Call/ILS Put	ILS	4.120	Deutsche Bank AG	05/20/15	(31,600,000)	(249,640)	(131,740)	117,900
USD Call/ILS Put	ILS	4.070	Citibank N.A.	05/22/15	(6,900,000)	(56,884)	(46,126)	10,758
USD Call/ILS Put	ILS	4.160	Goldman Sachs Bank USA	06/01/15	(17,400,000)	(71,340)	(63,371)	7,969
USD Call/ILS Put	ILS	4.150	Deutsche Bank AG	06/04/15	(10,000,000)	(62,400)	(41,420)	20,980
USD Call/ILS Put	ILS	4.170	Citibank N.A.	06/10/15	(12,500,000)	(82,963)	(49,187)	33,776
USD Call/INR Put	INR	65.900	JPMorgan Chase Bank N.A.	05/12/15	(46,200,000)	(378,840)	(34,095)	344,745
USD Call/INR Put	INR	65.000	JPMorgan Chase Bank N.A.	06/05/15	(9,500,000)	(47,975)	(32,956)	15,019
USD Call/INR Put	INR	65.000	JPMorgan Chase Bank N.A.	07/15/15	(9,600,000)	(83,712)	(77,539)	6,173
USD Put/BRL Call	BRL	3.040	Deutsche Bank AG	04/23/15	(9,500,000)	(86,450)	(41,106)	45,344
USD Put/BRL Call	BRL	3.085	Goldman Sachs Bank USA	04/28/15	(4,300,000)	(37,625)	(35,449)	2,176
USD Put/BRL Call	BRL	3.116	Credit Suisse International	04/29/15	(11,100,000)	(109,335)	(109,335)	—
USD Put/BRL Call	BRL	3.020	Deutsche Bank AG	05/22/15	(6,500,000)	(66,300)	(46,839)	19,461
USD Put/BRL Call	BRL	3.080	Deutsche Bank AG	05/27/15	(13,100,000)	(151,436)	(158,864)	(7,428)
USD Put/BRL Call	BRL	3.070	Credit Suisse International	05/29/15	(15,300,000)	(181,305)	(181,305)	—
USD Put/INR Call	INR	62.000	JPMorgan Chase Bank N.A.	06/05/15	(9,500,000)	(57,950)	(46,018)	11,932
USD Put/INR Call	INR	61.500	JPMorgan Chase Bank N.A.	07/15/15	(9,600,000)	(50,688)	(39,082)	11,606
USD Put/JPY Call	JPY	115.500	BNP Paribas S.A.	04/15/15	(79,900,000)	(553,723)	(26,607)	527,116
USD Put/JPY Call	JPY	110.000	UBS AG, Stamford	05/12/15	(6,900,000)	(80,040)	(1,242)	78,798
USD Put/JPY Call	JPY	111.400	Credit Suisse International	05/14/15	(10,500,000)	(144,690)	(3,979)	140,711
USD Put/JPY Call	JPY	112.000	JPMorgan Chase Bank N.A.	05/15/15	(3,700,000)	(62,715)	(1,924)	60,791
USD Put/JPY Call	JPY	112.000	Citibank N.A.	05/15/15	(6,800,000)	(116,280)	(3,536)	112,744
USD Put/JPY Call	JPY	112.500	Deutsche Bank AG	05/22/15	(7,100,000)	(80,585)	(6,014)	74,571
USD Put/JPY Call	JPY	113.500	Goldman Sachs Bank USA	05/27/15	(18,200,000)	(263,900)	(27,100)	236,800
USD Put/JPY Call	JPY	100.000	UBS AG, Stamford	07/03/15	(6,600,000)	(46,200)	(482)	45,718
USD Put/JPY Call	JPY	99.000	Citibank N.A.	09/30/15	(9,600,000)	(101,395)	(4,973)	96,422
USD Put/JPY Call	JPY	109.000	JPMorgan Chase Bank N.A.	11/10/15	(17,600,000)	(336,600)	(87,067)	249,533
USD Put/JPY Call	JPY	109.000	Societe Generale Paris	11/19/15	(18,700,000)	(318,947)	(98,792)	220,155

Totals						$(4,112,240)	$(1,527,773)	$2,584,467

MIST-307

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Written Options—(Continued)

Inflation Capped Options	Strike Index	Counterparty	Exercise Index	Expiration Date	Notional Amount	Premiums Received	Market Value	Unrealized Appreciation
Floor - OTC CPURNSA Index	215.949	Deutsche Bank AG	Maximum of [(1 + 0.000%)[10] - [Final Index/Initial Index)] or 0	03/10/20	(5,800,000)	$(43,500)	$(3,303)	$40,197
Floor - OTC CPURNSA Index	215.949	Citibank N.A.	Maximum of [(1 + 0.000%)[10] - [Final Index/Initial Index)] or 0	03/12/20	(16,200,000)	(137,080)	(9,224)	127,856
Floor - OTC CPURNSA Index	216.687	Citibank N.A.	Maximum of [(1 + 0.000%)[10] - [Final Index/Initial Index)] or 0	04/07/20	(38,800,000)	(346,040)	(23,121)	322,919
Floor - OTC CPURNSA Index	217.965	Citibank N.A.	Maximum of [(1 + 0.000%)[10] - [Final Index/Initial Index)] or 0	09/29/20	(17,500,000)	(225,750)	(10,824)	214,926
Floor - OTC CPURNSA Index	218.011	Deutsche Bank AG	Maximum of [(1 + 0.000%)[10] - [Final Index/Initial Index)] or 0	10/13/20	(18,000,000)	(176,400)	(11,529)	164,871

Totals						$(928,770)	$(58,001)	$870,769

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation
Call - 1 Yr. IRS	0.500%	Morgan Stanley Capital Services, LLC	3M LIBOR	Receive	01/19/16	USD	(166,100,000)	$(99,660)	$(55,809)	$43,851
Call - 1 Yr. IRS	0.520%	Morgan Stanley Capital Services, LLC	3M LIBOR	Receive	01/19/16	USD	(83,400,000)	(50,040)	(31,025)	19,015
Call - 1 Yr. IRS	0.650%	Morgan Stanley Capital Services, LLC	3M LIBOR	Receive	01/19/16	USD	(166,100,000)	(182,710)	(111,785)	70,925
Call - 1 Yr. IRS	0.660%	Morgan Stanley Capital Services, LLC	3M LIBOR	Receive	01/19/16	USD	(83,400,000)	(83,400)	(58,547)	24,853
Call - 2 Yr. IRS	0.700%	Goldman Sachs Bank USA	3M LIBOR	Receive	01/19/16	USD	(84,800,000)	(127,200)	(71,656)	55,544
Call - 2 Yr. IRS	0.900%	Goldman Sachs Bank USA	3M LIBOR	Receive	01/19/16	USD	(84,800,000)	(228,960)	(148,909)	80,051
Call - 2 Yr. IRS	1.100%	JPMorgan Chase Bank N.A.	3M LIBOR	Receive	01/30/18	USD	(83,600,000)	(434,720)	(336,239)	98,481
Call - 2 Yr. IRS	1.600%	JPMorgan Chase Bank N.A.	3M LIBOR	Receive	01/30/18	USD	(83,600,000)	(756,580)	(608,942)	147,638
Call - 3 Yr. IRS	0.850%	Goldman Sachs Bank USA	3M LIBOR	Receive	07/20/15	USD	(85,100,000)	(144,670)	(59,315)	85,355
Call - 3 Yr. IRS	1.000%	Goldman Sachs Bank USA	3M LIBOR	Receive	07/20/15	USD	(85,100,000)	(255,300)	(134,288)	121,012
Call - 5 Yr. IRS	1.100%	Morgan Stanley Capital Services, LLC	3M LIBOR	Receive	01/29/16	USD	(42,200,000)	(160,360)	(126,811)	33,549
Call - 5 Yr. IRS	1.300%	Morgan Stanley Capital Services, LLC	3M LIBOR	Receive	01/29/16	USD	(42,200,000)	(244,760)	(209,692)	35,068
Call - 10 Yr. IRS	1.330%	Morgan Stanley Capital Services, LLC	3M LIBOR	Receive	01/29/16	USD	(42,200,000)	(267,970)	(199,479)	68,491
Call - 10 Yr. IRS	1.430%	Citibank N.A.	3M LIBOR	Receive	07/30/15	USD	(20,800,000)	(124,280)	(48,298)	75,982
Call - 10 Yr. IRS	1.540%	Morgan Stanley Capital Services, LLC	3M LIBOR	Receive	01/29/16	USD	(42,200,000)	(422,000)	(327,345)	94,655
Call - 10 Yr. IRS	1.590%	Citibank N.A.	3M LIBOR	Receive	07/30/15	USD	(20,800,000)	(193,440)	(82,098)	111,342
Put - 2 Yr. IRS	2.800%	Goldman Sachs Bank USA	3M LIBOR	Pay	01/16/18	USD	(40,000,000)	(500,000)	(291,920)	208,080
Put - 5 Yr. IRS	2.520%	Morgan Stanley Capital Services, LLC	3M LIBOR	Pay	09/18/15	USD	(260,600,000)	(2,280,250)	(395,851)	1,884,399
Put - 5 Yr. IRS	2.600%	Morgan Stanley Capital Services, LLC	3M LIBOR	Pay	09/14/15	USD	(79,600,000)	(1,044,750)	(86,446)	958,304

Totals								$(7,601,050)	$(3,384,455)	$4,216,595

MIST-308

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Swap Agreements

OTC Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1 Yr. CDI	11.250%	01/04/21	Deutsche Bank AG	BRL	9,600,000	$(133,091)	$(103,448)	$(29,643)
Pay	1 Yr. CDI	11.250%	01/04/21	Citibank N.A.	BRL	13,000,000	(180,228)	(132,245)	(47,983)
Pay	1 Yr. CDI	11.500%	01/04/21	Deutsche Bank AG	BRL	35,500,000	(391,965)	(81,694)	(310,271)
Pay	28-Day TIIE	5.750%	06/05/23	Goldman Sachs Bank USA	MXN	200,000	(110)	(486)	376
Pay	28-Day TIIE	6.920%	11/28/29	Bank of America N.A.	MXN	85,400,000	354,417	—	354,417

Totals							$(350,977)	$(317,873)	$(33,104)

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive	28-Day TIIE	3.605%	12/18/15	MXN	1,245,000,000	$(31,901)
Receive	28-Day TIIE	3.540%	08/31/15	MXN	996,000,000	6,523
Receive	28-Day TIIE	3.420%	06/05/15	MXN	1,347,000,000	(8,181)
Receive	28-Day TIIE	5.010%	10/10/19	MXN	119,200,000	8,207
Receive	28-Day TIIE	5.375%	01/07/22	MXN	211,800,000	(15,088)
Receive	3M LIBOR	4.250%	06/15/41	USD	227,400,000	(1,669,533)
Receive	3M LIBOR	3.250%	12/18/43	USD	330,000,000	(1,391,702)
Receive	3M LIBOR	2.800%	12/18/43	USD	86,900,000	(261,151)
Receive	3M LIBOR	2.550%	10/16/24	USD	129,000,000	(6,253,312)
Receive	3M LIBOR	2.000%	06/15/22	USD	115,200,000	(280,099)
Receive	3M LIBOR	1.780%	12/02/19	USD	310,900,000	(4,275,012)
Receive	3M LIBOR	1.750%	03/19/20	USD	241,800,000	(534,746)
Receive	3M LIBOR	1.500%	09/16/17	USD	303,000,000	(1,454,788)
Receive	3M LIBOR	1.250%	06/17/17	USD	240,900,000	(402,862)
Receive	3M LIBOR	1.050%	10/19/16	USD	475,300,000	(979,104)
Receive	3M LIBOR	1.000%	04/17/17	USD	735,800,000	(4,391,092)
Receive	3M LIBOR	0.750%	06/17/16	USD	196,200,000	(112,184)
Receive	3M LIBOR	0.665%	04/17/16	USD	909,200,000	(1,738,753)
Receive	6M LIBOR	1.880%	10/05/17	GBP	61,300,000	(17,765)
Receive	6M LIBOR	1.590%	10/05/16	GBP	183,500,000	(2,046,448)
Receive	6M LIBOR	1.500%	09/18/16	GBP	6,100,000	(929)
Receive	6M LIBOR	1.500%	12/16/17	GBP	219,300,000	(2,031,613)
Receive	6M LIBOR	1.500%	09/16/17	GBP	221,800,000	(708,336)
Receive	6M EURIBOR	0.950%	03/25/25	EUR	17,700,000	(751,591)
Pay	28-Day TIIE	3.960%	05/16/16	MXN	1,548,200,000	3,175
Pay	28-Day TIIE	4.035%	02/03/17	MXN	879,600,000	(37,643)
Pay	28-Day TIIE	4.925%	01/13/20	MXN	364,600,000	13,587
Pay	28-Day TIIE	4.975%	01/16/20	MXN	70,000,000	(58,371)
Pay	28-Day TIIE	5.270%	02/05/20	MXN	1,870,000,000	(97,064)
Pay	28-Day TIIE	5.430%	11/17/21	MXN	1,790,300,000	(247,864)
Pay	28-Day TIIE	5.500%	09/02/22	MXN	700,000	1,077
Pay	28-Day TIIE	5.700%	01/18/19	MXN	194,000,000	(33,107)
Pay	28-Day TIIE	5.750%	06/05/23	MXN	400,000	(152)
Pay	28-Day TIIE	5.795%	12/10/21	MXN	100,000	(48)
Pay	28-Day TIIE	5.850%	12/21/21	MXN	141,000,000	(294,003)
Pay	28-Day TIIE	5.920%	12/08/21	MXN	53,000,000	(2,555)
Pay	28-Day TIIE	6.000%	06/05/23	MXN	500,000	(838)
Pay	28-Day TIIE	6.060%	12/31/29	MXN	4,600,000	423
Pay	28-Day TIIE	6.300%	04/26/24	MXN	780,000,000	(220,451)
Pay	28-Day TIIE	6.350%	06/02/21	MXN	30,900,000	15,582
Pay	28-Day TIIE	6.410%	11/07/29	MXN	182,000,000	111,022
Pay	28-Day TIIE	6.620%	02/18/30	MXN	58,400,000	111,584

MIST-309

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Centrally Cleared Interest Rate Swaps—(Continued)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	28-Day TIIE	6.710%	11/30/29	MXN	165,200,000	$18,646
Pay	28-Day TIIE	6.810%	06/19/34	MXN	14,700,000	4,092
Pay	28-Day TIIE	6.840%	11/27/29	MXN	29,300,000	3,899
Pay	28-Day TIIE	6.915%	09/10/29	MXN	150,600,000	10,764

Net Unrealized Depreciation						$(30,039,705)

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (a)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2015(b)	Notional Amount(c)		Unrealized Appreciation
CDX iTraxx Main 23	1.000%	06/20/20	0.000%	EUR	28,200,000	$9,653

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (a)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2015(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazilian Government International Bonds 12.250%, due 3/6/30	1.000%	06/20/15	Citibank N.A.	1.024%	USD	11,700,000	$(627)	$(327,293)	$326,666
Brazilian Government International Bonds 12.250%, due 3/6/30	1.000%	06/20/15	Deutsche Bank AG	1.024%	USD	6,100,000	(327)	(66,949)	66,622
Brazilian Government International Bonds 12.250%, due 3/6/30	1.000%	06/20/15	JPMorgan Chase Bank N.A.	1.024%	USD	12,700,000	(681)	(139,386)	138,705
Brazilian Government International Bonds 12.250%, due 3/6/30	1.000%	09/20/15	Citibank N.A.	1.024%	USD	1,200,000	(138)	(18,832)	18,694
Brazilian Government International Bonds 12.250%, due 3/6/30	1.000%	09/20/15	JPMorgan Chase Bank N.A.	1.024%	USD	4,100,000	(471)	(41,229)	40,758
Brazilian Government International Bonds 12.250%, due 3/6/30	1.000%	09/20/15	UBS AG, Stamford	1.024%	USD	1,600,000	(184)	(15,139)	14,955
Brazilian Government International Bonds 12.250%, due 3/6/30	1.000%	12/20/15	Morgan Stanley Capital Services, LLC	1.024%	USD	37,100,000	(6,547)	(214,047)	207,500
Brazilian Government International Bonds 12.250%, due 3/6/30	1.000%	06/20/16	Deutsche Bank AG	1.296%	USD	3,500,000	(12,687)	(11,731)	(956)
China Government International Bond 4.250%, due 10/28/14	1.000%	12/20/18	Barclays Bank plc	0.634%	USD	800,000	10,688	7,830	2,858
China Government International Bond 4.250%, due 10/28/14	1.000%	12/20/18	Citibank N.A.	0.634%	USD	2,200,000	29,393	20,448	8,945
General Electric Capital Corp. 5.625%, due 9/15/17	1.000%	09/20/15	Deutsche Bank AG	0.224%	USD	3,500,000	13,026	43,236	(30,210)
General Electric Capital Corp. 5.625%, due 9/15/17	1.000%	12/20/15	Morgan Stanley Capital Services, LLC	0.224%	USD	6,500,000	36,860	(127,348)	164,208

MIST-310

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (a)—(Continued)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2015(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Italy Government International Bond 6.875%, due 9/27/2023	1.000%	09/20/16	Deutsche Bank AG	0.456%	USD	7,900,000	$63,675	$50,080	$13,595
Mexico Government International Bond 7.500%, due 4/8/33	1.000%	09/20/15	Citibank N.A.	0.460%	USD	1,900,000	4,920	(28,651)	33,571
Mexico Government International Bond 7.500%, due 4/8/33	1.000%	09/20/15	UBS AG, Stamford	0.460%	USD	600,000	1,554	(8,488)	10,042
Mexico Government International Bond 7.500%, due 4/8/33	1.000%	03/20/16	Barclays Bank plc	0.536%	USD	10,800,000	49,147	(82,990)	132,137
Mexico Government International Bond 5.950%, due 3/19/19	1.000%	03/20/16	Citibank N.A.	0.536%	USD	6,900,000	31,399	(125,166)	156,565
Mexico Government International Bond 7.500%, due 4/8/33	1.000%	03/20/16	Deutsche Bank AG	0.536%	USD	19,600,000	89,192	(143,793)	232,985
Mexico Government International Bond 7.500%, due 4/8/33	1.000%	06/20/16	Citibank N.A.	0.581%	USD	10,000,000	51,617	(21,564)	73,181
Mexico Government International Bond 7.500%, due 4/8/33	1.000%	09/20/16	Goldman Sachs International	0.662%	USD	4,600,000	23,045	(21,933)	44,978
Mexico Government International Bond 5.950% due 3/19/19	1.000%	09/20/16	JPMorgan Chase Bank N.A.	0.662%	USD	2,000,000	10,020	11,531	(1,511)
Mexico Government International Bond 7.500%, due 4/8/33	1.000%	09/20/16	Morgan Stanley Capital Services, LLC	0.662%	USD	9,400,000	47,093	(40,540)	87,633
Mexico Government International Bond 7.500%, due 4/8/33	1.000%	09/20/16	UBS AG, Stamford	0.662%	USD	4,100,000	20,540	(17,990)	38,530
Mexico Government International Bond 5.950%, due 3/19/19	1.000%	12/20/16	Citibank N.A.	0.718%	USD	5,000,000	24,303	65,986	(41,683)
Mexico Government International Bond 5.950% due 3/19/19	1.000%	12/20/16	JPMorgan Chase Bank N.A.	0.718%	USD	1,200,000	5,833	16,197	(10,364)
Mexico Government International Bond 5.950% due 3/19/19	1.000%	06/20/17	Goldman Sachs International	0.794%	USD	2,900,000	13,231	(12,796)	26,027
Mexico Government International Bond 5.950% due 3/19/19	1.000%	12/20/18	Citibank N.A.	1.007%	USD	700,000	(171)	(1,033)	862
Mexico Government International Bond 5.950% due 3/19/19	1.000%	12/20/18	Goldman Sachs International	1.007%	USD	2,800,000	(685)	(6,879)	6,194
Mexico Government International Bond 5.950% due 3/19/19	1.000%	12/20/18	JPMorgan Chase Bank N.A.	1.007%	USD	700,000	(171)	(1,118)	947
Mexico Government International Bond 5.950%, due 3/19/19	1.000%	12/20/19	Citibank N.A.	1.170%	USD	20,800,000	(160,297)	123,151	(283,448)
Morgan Stanley 6.000%, due 4/28/15	1.000%	09/20/18	Deutsche Bank AG	0.550%	USD	24,100,000	370,806	298,407	72,399

MIST-311

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (a)—(Continued)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2015(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Petrobras International Finance Co. S.A. 8.375%, due 12/10/2018	1.000%	12/20/19	BNP Paribas S.A.	6.138%	USD	7,900,000	$(1,560,783)	$(819,205)	$(741,578)
Petrobras International Finance Co. S.A. 8.375%, due 12/10/2018	1.000%	12/20/19	Barclays Bank plc	6.138%	USD	8,300,000	(1,639,810)	(997,591)	(642,219)
Petrobras International Finance Co. S.A. 8.375%, due 12/10/2018	1.000%	12/20/19	Goldman Sachs International	6.138%	USD	3,200,000	(632,216)	(348,674)	(283,542)
Petrobras International Finance Co. S.A. 8.375%, due 12/10/2018	1.000%	03/20/20	BNP Paribas S.A.	6.113%	USD	1,600,000	(327,488)	(308,005)	(19,483)
Republic of Indonesia 6.750%, due 3/10/14	1.000%	09/20/15	Citibank N.A.	0.314%	USD	1,400,000	4,603	(31,728)	36,331
Republic of Indonesia 6.750% due 3/10/14	1.000%	06/20/16	Citibank N.A.	0.345%	USD	3,000,000	24,223	(55,608)	79,831
U.S. Treasury Note 4.875%, due 8/15/16	0.250%	09/20/15	UBS AG, Stamford	0.069%	EUR	31,800,000	29,709	(477,132)	506,841
U.S. Treasury Note 4.875%, due 8/15/16	0.250%	03/20/16	BNP Paribas S.A.	0.069%	EUR	21,500,000	41,178	(303,267)	344,445
Verizon Communications, Inc. 5.500%, due 4/1/17	1.000%	09/20/18	Credit Suisse International	0.390%	USD	500,000	10,491	13,357	(2,866)

Totals							$(3,336,737)	$(4,165,882)	$829,145

OTC Credit Default Swaps on Credit Indices—Sell Protection (a)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2015(b)	Notional Amount(c)		Market Value	Upfront Premium Paid	Unrealized Appreciation
CDX.NA.IG.9.V4	0.553%	12/20/17	JPMorgan Chase Bank N.A.	0.079%	USD	1,928,998	$24,827	$—	$24,827

(a)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(ILS)—	Israeli Shekel
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(USD)—	United States Dollar
(CDI)—	Brazil Interbank Deposit Rate
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index

MIST-312

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

OTC Credit Default Swaps on Credit Indices—Sell Protection (a)—(Continued)

(CPURNSA)—	U.S. Consumer Price All Urban Non-Seasonally Adjusted
(IRS)—	Interest Rate Swap
(LIBOR)—	London Interbank Offered Rate
(TIIE)—	Mexican Interbank Equilibrium Interest Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$5,008,240,227	$—	$5,008,240,227
Corporate Bonds & Notes
Auto Manufacturers	—	126,210,855	—	126,210,855
Auto Parts & Equipment	—	13,144,271	—	13,144,271
Banks	—	957,483,231	—	957,483,231
Biotechnology	—	5,184,656	—	5,184,656
Chemicals	—	5,807,553	—	5,807,553
Computers	—	3,855,134	—	3,855,134
Diversified Financial Services	—	119,997,210	—	119,997,210
Electric	—	168,539,950	—	168,539,950
Forest Products & Paper	—	6,758,473	—	6,758,473
Healthcare-Services	—	4,560,480	—	4,560,480
Holding Companies-Diversified	—	698,250	3,877,019	4,575,269
Insurance	—	3,778,647	—	3,778,647
Lodging	—	14,768,000	—	14,768,000
Machinery-Diversified	—	67,542,525	—	67,542,525
Media	—	8,527,469	—	8,527,469
Oil & Gas	—	165,103,494	—	165,103,494
Pharmaceuticals	—	28,199,558	—	28,199,558
Pipelines	—	15,133,750	—	15,133,750
Real Estate	—	1,006,730	—	1,006,730
Retail	—	1,122,843	—	1,122,843
Savings & Loans	—	12,831,091	—	12,831,091
Telecommunications	—	208,339,014	—	208,339,014
Transportation	—	11,906,862	—	11,906,862
Trucking & Leasing	—	10,723,025	—	10,723,025
Total Corporate Bonds & Notes	—	1,961,223,071	3,877,019	1,965,100,090
Total Foreign Government*	—	870,098,672	—	870,098,672
Total Asset-Backed Securities*	—	589,130,414	—	589,130,414
Total Mortgage-Backed Securities*	—	406,283,689	—	406,283,689

MIST-313

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Total Municipals	$—	$291,805,990	$—	$291,805,990
Total Convertible Preferred Stock*	45,189,850	—	—	45,189,850
Total Convertible Bond*	—	42,678,323	—	42,678,323
Total Floating Rate Loans*	—	40,313,160	—	40,313,160
Total Preferred Stock*	29,683,500	—	—	29,683,500
Total Purchased Options*	—	3,183,401	—	3,183,401
Short-Term Investments
Commercial Paper	—	130,260,715	—	130,260,715
Discount Note	—	4,299,585	—	4,299,585
Repurchase Agreements	—	66,737,000	—	66,737,000
U.S. Treasury	—	6,243,796	—	6,243,796
Total Short-Term Investments	—	207,541,096	—	207,541,096
Total Investments	$74,873,350	$9,420,498,043	$3,877,019	$9,499,248,412

Secured Borrowings (Liability)	$—	$(124,192,519)	$—	$(124,192,519)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$215,439,671	$—	$215,439,671
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(73,247,991)	—	(73,247,991)
Total Forward Contracts	$—	$142,191,680	$—	$142,191,680
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$21,040,523	$—	$—	$21,040,523
Futures Contracts (Unrealized Depreciation)	(9,181,398)	—	—	(9,181,398)
Total Futures Contracts	$11,859,125	$—	$—	$11,859,125
Written Options
Foreign Currency Written Options at Value	$—	$(1,527,773)	$—	$(1,527,773)
Inflation Capped Options at Value	—	(58,001)	—	(58,001)
Interest Rate Swaptions at Value	—	(3,384,455)	—	(3,384,455)
Total Written Options	$—	$(4,970,229)	$—	$(4,970,229)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$318,234	$—	$318,234
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(30,348,286)	—	(30,348,286)
Total Centrally Cleared Swap Contracts	$—	$(30,030,052)	$—	$(30,030,052)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$1,385,790	$—	$1,385,790
OTC Swap Contracts at Value (Liabilities)	—	(5,048,677)	—	(5,048,677)
Total OTC Swap Contracts	$—	$(3,662,887)	$—	$(3,662,887)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2014	Change in Unrealized Appreciation	Purchases	Transfers into Level 3	Balance as of March 31, 2015	Change in Unrealized Appreciation from Investments still held at March 31, 2015
Corporate Bonds & Notes
Holding Companies-Diversified	$—	$135,950	$85,164	$3,655,905	$3,877,019	$135,950

Corporate Bonds & Notes in the amount of $3,655,905 transferred into level 3 due to a decline in market activity for significant observables which resulted in a lack of available market inputs to determine price.

MIST-314

Met Investors Series Trust

Pioneer Fund Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—99.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.1%
Honeywell International, Inc.	20,020	$2,088,286
United Technologies Corp.	68,476	8,025,387

		10,113,673

Auto Components—0.6%
BorgWarner, Inc.	47,081	2,847,459

Banks—8.0%
Bank of America Corp.	296,687	4,566,013
BB&T Corp.	92,397	3,602,559
Citigroup, Inc.	58,903	3,034,683
Citizens Financial Group, Inc.	26,339	635,560
PNC Financial Services Group, Inc. (The)	82,170	7,661,531
U.S. Bancorp	147,146	6,425,866
Wells Fargo & Co.	229,276	12,472,614

		38,398,826

Beverages—2.4%
Coca-Cola Co. (The)	113,750	4,612,563
Coca-Cola Enterprises, Inc.	93,777	4,144,943
Dr Pepper Snapple Group, Inc.	31,604	2,480,282

		11,237,788

Biotechnology—2.0%
Alnylam Pharmaceuticals, Inc. (a)	30,604	3,195,670
Celgene Corp. (a)	54,670	6,302,357

		9,498,027

Building Products—0.6%
Allegion plc	30,662	1,875,595
Fortune Brands Home & Security, Inc.	22,932	1,088,811

		2,964,406

Capital Markets—3.5%
Charles Schwab Corp. (The)	100,525	3,059,981
Franklin Resources, Inc.	65,187	3,345,397
Invesco, Ltd.	64,277	2,551,154
Morgan Stanley	128,899	4,600,405
State Street Corp.	42,722	3,141,349

		16,698,286

Chemicals—3.6%
Dow Chemical Co. (The)	68,194	3,271,948
E.I. du Pont de Nemours & Co.	26,656	1,905,105
Ecolab, Inc.	45,998	5,261,251
Givaudan S.A. (a)	925	1,670,182
Monsanto Co.	17,067	1,920,720
Valspar Corp. (The)	40,008	3,361,872

		17,391,078

Communications Equipment—0.9%
F5 Networks, Inc. (a)	35,934	4,130,254

Consumer Finance—2.0%
American Express Co.	80,577	6,294,675
Discover Financial Services	61,261	3,452,058

		9,746,733

Diversified Consumer Services—0.1%
Houghton Mifflin Harcourt Co. (a)	26,574	623,957

Electric Utilities—1.5%
American Electric Power Co., Inc.	70,854	3,985,537
NextEra Energy, Inc.	30,071	3,128,888

		7,114,425

Electrical Equipment—0.8%
Eaton Corp. plc	31,164	2,117,282
Rockwell Automation, Inc.	14,911	1,729,527

		3,846,809

Energy Equipment & Services—0.6%
Cameron International Corp. (a)	35,405	1,597,473
Helmerich & Payne, Inc. (b)	16,780	1,142,215

		2,739,688

Food & Staples Retailing—2.1%
CVS Health Corp.	98,664	10,183,111

Food Products—6.2%
Campbell Soup Co. (b)	85,476	3,978,908
General Mills, Inc.	49,791	2,818,170
Hershey Co. (The)	108,402	10,938,846
Kraft Foods Group, Inc.	34,763	3,028,379
Mead Johnson Nutrition Co.	42,721	4,294,742
Mondelez International, Inc. - Class A	132,121	4,768,247

		29,827,292

Health Care Equipment & Supplies—4.9%
Abbott Laboratories	98,166	4,548,031
Becton Dickinson & Co.	41,159	5,910,021
C.R. Bard, Inc.	60,083	10,054,890
Smith & Nephew plc (ADR)	84,570	2,889,757

		23,402,699

Health Care Providers & Services—3.8%
Aetna, Inc.	40,114	4,273,345
Cardinal Health, Inc.	33,175	2,994,707
Express Scripts Holding Co. (a)	24,147	2,095,235
Humana, Inc.	14,191	2,526,282
McKesson Corp.	28,011	6,336,088

		18,225,657

Household Durables—1.1%
Electrolux AB - Series B (b)	91,340	2,616,143
Whirlpool Corp.	12,967	2,620,112

		5,236,255

MIST-315

Met Investors Series Trust

Pioneer Fund Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Products—0.4%
Clorox Co. (The)	18,310	$2,021,241

Industrial Conglomerates—2.4%
3M Co.	36,656	6,046,407
General Electric Co.	220,981	5,482,539

		11,528,946

Insurance—2.8%
Chubb Corp. (The)	85,761	8,670,437
Travelers Cos., Inc. (The)	41,499	4,487,287

		13,157,724

Internet Software & Services—3.1%
eBay, Inc. (a)	44,687	2,577,546
Facebook, Inc. - Class A (a)	58,154	4,781,131
Google, Inc. - Class A (a)	8,634	4,789,280
Google, Inc. - Class C (a)	4,486	2,458,328

		14,606,285

IT Services—3.3%
Automatic Data Processing, Inc.	41,552	3,558,513
DST Systems, Inc.	30,592	3,386,840
Fiserv, Inc. (a) (b)	57,236	4,544,538
International Business Machines Corp.	12,141	1,948,631
Visa, Inc. - Class A (b)	35,560	2,325,980

		15,764,502

Life Sciences Tools & Services—1.1%
Thermo Fisher Scientific, Inc.	39,561	5,314,625

Machinery—1.8%
Cummins, Inc.	12,858	1,782,633
Ingersoll-Rand plc	69,706	4,745,584
PACCAR, Inc.	35,292	2,228,337

		8,756,554

Media—6.3%
CBS Corp. - Class B	50,279	3,048,416
Gannett Co., Inc.	45,238	1,677,425
John Wiley & Sons, Inc. - Class A	96,119	5,876,716
Pearson plc	150,962	3,245,518
Scripps Networks Interactive, Inc. - Class A (b)	70,025	4,800,914
Time Warner, Inc.	30,574	2,581,668
Time, Inc.	23,141	519,284
Walt Disney Co. (The)	77,801	8,160,547

		29,910,488

Multiline Retail—1.6%
Macy’s, Inc.	66,686	4,328,588
Nordstrom, Inc.	42,473	3,411,432

		7,740,020

Oil, Gas & Consumable Fuels—5.6%
Apache Corp.	51,618	3,114,114
Cabot Oil & Gas Corp.	128,652	3,799,094
ConocoPhillips	51,058	3,178,871
Kinder Morgan, Inc.	62,880	2,644,733
Marathon Oil Corp.	112,173	2,928,837
Marathon Petroleum Corp.	37,693	3,859,386
Occidental Petroleum Corp.	22,296	1,627,608
Phillips 66	37,529	2,949,779
Southwestern Energy Co. (a) (b)	108,238	2,510,039

		26,612,461

Pharmaceuticals—9.8%
AbbVie, Inc.	61,764	3,615,665
Actavis plc (a)	17,029	5,068,171
AstraZeneca plc (ADR)	33,676	2,304,449
Eli Lilly & Co. (b)	33,825	2,457,386
GlaxoSmithKline plc (ADR) (b)	51,487	2,376,125
Johnson & Johnson	74,539	7,498,623
Mallinckrodt plc (a) (b)	29,366	3,719,204
Merck & Co., Inc.	74,340	4,273,063
Pfizer, Inc.	81,659	2,840,917
Roche Holding AG	6,846	1,887,734
Shire plc	37,399	2,973,981
Zoetis, Inc.	170,276	7,882,076

		46,897,394

Real Estate Investment Trusts—0.1%
OUTFRONT Media, Inc.	10,354	309,792

Road & Rail—2.0%
Norfolk Southern Corp.	42,318	4,355,369
Union Pacific Corp.	47,837	5,181,225

		9,536,594

Semiconductors & Semiconductor Equipment—1.4%
Analog Devices, Inc.	69,684	4,390,092
ASML Holding NV	24,790	2,504,534

		6,894,626

Software—3.3%
CDK Global, Inc.	11,941	558,361
Check Point Software Technologies, Ltd. (a)	29,337	2,404,754
Microsoft Corp.	265,303	10,785,894
Symantec Corp.	81,601	1,906,607

		15,655,616

Specialty Retail—3.6%
Home Depot, Inc. (The)	33,198	3,771,625
Ross Stores, Inc.	69,459	7,318,200
TJX Cos., Inc. (The)	88,591	6,205,800

		17,295,625

MIST-316

Met Investors Series Trust

Pioneer Fund Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Technology Hardware, Storage & Peripherals—4.3%
Apple, Inc.	106,779	$13,286,511
EMC Corp.	186,217	4,759,706
NetApp, Inc.	70,828	2,511,561

		20,557,778

Total Common Stocks (Cost $337,370,679)		476,786,694

Short-Term Investments—5.4%

Mutual Fund—5.1%
State Street Navigator Securities Lending MET Portfolio (c)	24,172,131	24,172,131

Repurchase Agreement—0.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/15 at 0.000% to be repurchased at $1,413,144 on 04/01/15, collateralized by $1,435,000 Federal Home Loan Banks at 1.250% due 06/23/17 with a value of $1,445,763.	1,413,144	1,413,144

Total Short-Term Investments (Cost $25,585,275)		25,585,275

Total Investments—105.1% (Cost $362,955,954) (d)		502,371,969
Other assets and liabilities (net)—(5.1)%		(24,350,199)

Net Assets—100.0%		$478,021,770

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2015, the market value of securities loaned was $25,840,350 and the collateral received consisted of cash in the amount of $24,172,131 and non-cash collateral with a value of $2,553,788. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2015.
(d)	As of March 31, 2015, the aggregate cost of investments was $362,955,954. The aggregate unrealized appreciation and depreciation of investments were $144,656,655 and $(5,240,640), respectively, resulting in net unrealized appreciation of $139,416,015.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-317

Met Investors Series Trust

Pioneer Fund Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$10,113,673	$—	$—	$10,113,673
Auto Components	2,847,459	—	—	2,847,459
Banks	38,398,826	—	—	38,398,826
Beverages	11,237,788	—	—	11,237,788
Biotechnology	9,498,027	—	—	9,498,027
Building Products	2,964,406	—	—	2,964,406
Capital Markets	16,698,286	—	—	16,698,286
Chemicals	15,720,896	1,670,182	—	17,391,078
Communications Equipment	4,130,254	—	—	4,130,254
Consumer Finance	9,746,733	—	—	9,746,733
Diversified Consumer Services	623,957	—	—	623,957
Electric Utilities	7,114,425	—	—	7,114,425
Electrical Equipment	3,846,809	—	—	3,846,809
Energy Equipment & Services	2,739,688	—	—	2,739,688
Food & Staples Retailing	10,183,111	—	—	10,183,111
Food Products	29,827,292	—	—	29,827,292
Health Care Equipment & Supplies	23,402,699	—	—	23,402,699
Health Care Providers & Services	18,225,657	—	—	18,225,657
Household Durables	2,620,112	2,616,143	—	5,236,255
Household Products	2,021,241	—	—	2,021,241
Industrial Conglomerates	11,528,946	—	—	11,528,946
Insurance	13,157,724	—	—	13,157,724
Internet Software & Services	14,606,285	—	—	14,606,285
IT Services	15,764,502	—	—	15,764,502
Life Sciences Tools & Services	5,314,625	—	—	5,314,625
Machinery	8,756,554	—	—	8,756,554
Media	26,664,970	3,245,518	—	29,910,488
Multiline Retail	7,740,020	—	—	7,740,020
Oil, Gas & Consumable Fuels	26,612,461	—	—	26,612,461
Pharmaceuticals	42,035,679	4,861,715	—	46,897,394
Real Estate Investment Trusts	309,792	—	—	309,792
Road & Rail	9,536,594	—	—	9,536,594
Semiconductors & Semiconductor Equipment	6,894,626	—	—	6,894,626
Software	15,655,616	—	—	15,655,616
Specialty Retail	17,295,625	—	—	17,295,625
Technology Hardware, Storage & Peripherals	20,557,778	—	—	20,557,778
Total Common Stocks	464,393,136	12,393,558	—	476,786,694
Short-Term Investments
Mutual Fund	24,172,131	—	—	24,172,131
Repurchase Agreement	—	1,413,144	—	1,413,144
Total Short-Term Investments	24,172,131	1,413,144	—	25,585,275
Total Investments	$488,565,267	$13,806,702	$—	$502,371,969

Collateral for securities loaned (Liability)	$—	$(24,172,131)	$—	$(24,172,131)

MIST-318

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—43.3% of Net Assets

Security Description	Principal Amount*	Value

Advertising—0.0%
Lamar Media Corp.
5.375%, 01/15/24	185,000	$192,863

Aerospace/Defense—0.2%
Moog, Inc.
5.250%, 12/01/22 (144A) (a)	2,245,000	2,312,350

Agriculture—0.5%
Alliance One International, Inc.
9.875%, 07/15/21 (a)	1,875,000	1,650,000
Lorillard Tobacco Co.
3.750%, 05/20/23 (a)	800,000	814,530
MHP S.A.
8.250%, 04/02/20 (144A)	1,800,000	1,177,020
Viterra, Inc.
5.950%, 08/01/20 (144A)	2,760,000	3,104,719

		6,746,269

Airlines—0.4%
Air Canada Pass-Through Trust
4.125%, 05/15/25 (144A)	785,652	826,899
Delta Air Lines Pass-Through Trust
4.950%, 05/23/19	440,876	472,288
6.375%, 01/02/16 (144A)	725,000	747,185
Hawaiian Airlines Pass-Through Certificates
3.900%, 01/15/26	459,662	467,706
TAM Capital 3, Inc.
8.375%, 06/03/21 (144A) (a)	660,000	663,960
United Continental Holdings, Inc.
6.000%, 07/15/26 (a)	1,975,000	1,975,000

		5,153,038

Auto Manufacturers—0.1%
Hyundai Capital Services, Inc.
3.500%, 09/13/17 (144A)	660,000	684,712
Navistar International Corp.
8.250%, 11/01/21 (a)	1,255,000	1,220,487

		1,905,199

Auto Parts & Equipment—0.0%
Commercial Vehicle Group, Inc.
7.875%, 04/15/19	250,000	259,375

Banks—5.8%
Alfa Bank OJSC Via Alfa Bond Issuance plc
7.500%, 09/26/19 (144A) (a)	2,150,000	1,992,233
8.625%, 04/26/16 (144A) (RUB)	41,800,000	676,916
Australia & New Zealand Banking Group, Ltd.
4.500%, 03/19/24 (144A)	1,470,000	1,536,176
Banco de Credito del Peru
6.875%, 09/16/26 (144A) (a) (b)	1,915,000	2,161,556
Banco do Estado do Rio Grande do Sul S.A.
7.375%, 02/02/22 (144A) (a)	700,000	657,125

Banks—(Continued)
Banco Nacional de Costa Rica
4.875%, 11/01/18 (144A)	1,000,000	1,013,700
Banco Santander S.A.
6.375%, 05/19/19 (b)	1,400,000	1,382,153
Bank of America Corp.
6.110%, 01/29/37	1,600,000	1,948,306
6.250%, 09/05/24 (b)	2,750,000	2,801,562
6.500%, 10/23/24 (b)	2,450,000	2,590,875
7.750%, 05/14/38	1,425,000	2,052,100
Bank of New York Mellon Corp. (The)
4.500%, 06/20/23 (b)	925,000	876,438
BBVA Bancomer S.A.
4.375%, 04/10/24 (144A)	650,000	673,563
5.350%, 11/12/29 (144A) (b)	400,000	397,920
6.500%, 03/10/21 (144A)	4,110,000	4,549,277
Citigroup, Inc.
5.900%, 02/15/23 (a) (b)	1,275,000	1,284,563
5.950%, 01/30/23 (a) (b)	3,016,000	3,053,700
CorpGroup Banking S.A.
6.750%, 03/15/23 (144A) (a)	1,300,000	1,287,549
Credit Agricole S.A.
6.625%, 09/23/19 (144A) (b)	3,325,000	3,333,312
Goldman Sachs Group, Inc. (The)
5.200%, 12/17/19 (NZD)	2,480,000	1,897,267
6.450%, 05/01/36	875,000	1,094,162
6.750%, 10/01/37	600,000	787,832
Intesa Sanpaolo S.p.A.
3.625%, 08/12/15 (144A)	911,000	919,563
6.500%, 02/24/21 (144A) (a)	1,175,000	1,395,622
JPMorgan Chase & Co.
4.250%, 11/02/18 (NZD)	2,600,000	1,949,875
5.150%, 05/01/23 (a) (b)	1,450,000	1,415,562
6.750%, 02/01/24 (a) (b)	4,364,000	4,734,940
Morgan Stanley
4.100%, 05/22/23	2,500,000	2,601,777
4.875%, 11/01/22	450,000	491,473
5.550%, 07/15/20 (b)	325,000	328,250
6.625%, 04/01/18	714,000	812,069
Nordea Bank AB
4.250%, 09/21/22 (144A)	3,400,000	3,596,003
Oversea-Chinese Banking Corp., Ltd.
4.000%, 10/15/24 (144A) (a) (b)	800,000	833,808
PNC Financial Services Group, Inc. (The)
4.482%, 05/01/15 (a) (b)	3,224,000	3,230,448
6.750%, 08/01/21 (a) (b)	2,370,000	2,636,625
Scotia Bank Peru DPR Finance Co.
3.021%, 03/15/17 (144A) (b)	421,053	420,516
Scotiabank Peru S.A.
4.500%, 12/13/27 (144A) (a) (b)	1,900,000	1,895,250
Standard Chartered plc
3.950%, 01/11/23 (144A)	3,275,000	3,288,139
Turkiye Garanti Bankasi A/S
7.375%, 03/07/18 (144A) (TRY)	1,645,000	580,562
UBS AG
7.625%, 08/17/22 (a)	2,850,000	3,456,699

MIST-319

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
VTB Bank OJSC Via VTB Capital S.A.
6.000%, 04/12/17 (144A)	1,000,000	$970,440
6.950%, 10/17/22 (144A) (a)	1,100,000	910,976

		74,516,882

Beverages—0.2%
Anheuser-Busch InBev Worldwide, Inc.
7.750%, 01/15/19	1,254,000	1,517,573
Constellation Brands, Inc.
4.750%, 11/15/24	455,000	481,163

		1,998,736

Building Materials—1.0%
Building Materials Corp. of America
5.375%, 11/15/24 (144A)	1,640,000	1,664,600
Cemex Espana S.A.
9.875%, 04/30/19 (144A) (a)	1,420,000	1,579,750
Cemex S.A.B. de C.V.
7.250%, 01/15/21 (144A)	800,000	854,000
Desarrolladora Homex S.A.B. de C.V.
9.500%, 12/11/19 (144A) (c) (d)	855,000	51,386
9.750%, 03/25/20 (144A) (c) (d)	655,000	39,366
Elementia S.A.B. de C.V.
5.500%, 01/15/25 (144A)	1,530,000	1,520,820
Holcim U.S. Finance Sarl & Cie SCS
6.000%, 12/30/19 (144A)	225,000	259,784
Masco Corp.
5.950%, 03/15/22	1,425,000	1,599,562
7.125%, 03/15/20	2,905,000	3,406,112
Owens Corning
4.200%, 12/01/24	1,100,000	1,134,389
Union Andina de Cementos SAA
5.875%, 10/30/21 (144A) (a)	770,000	778,470

		12,888,239

Chemicals—1.0%
Agrium, Inc.
5.250%, 01/15/45	4,475,000	5,042,367
Eastman Chemical Co.
4.800%, 09/01/42	740,000	772,234
EuroChem Mineral & Chemical Co. OJSC via EuroChem Global Investments, Ltd.
5.125%, 12/12/17 (144A)	600,000	571,572
Hexion U.S. Finance Corp. / Hexion Nova Scotia Finance ULC
8.875%, 02/01/18 (a)	640,000	564,800
9.000%, 11/15/20	655,000	458,500
Methanex Corp.
4.250%, 12/01/24	1,225,000	1,241,181
NOVA Chemicals Corp.
5.000%, 05/01/25 (144A) (a)	645,000	674,025
Phosagro OAO via Phosagro Bond Funding, Ltd.
4.204%, 02/13/18 (144A)	900,000	843,300

Chemicals—(Continued)
Platform Specialty Products Corp.
6.500%, 02/01/22 (144A)	625,000	653,125
PSPC Escrow Corp.
6.000%, 02/01/23 (144A) (EUR)	190,000	213,491
Rain CII Carbon LLC / CII Carbon Corp.
8.000%, 12/01/18 (144A)	1,275,000	1,211,250
Rentech Nitrogen Partners L.P. / Rentech Nitrogen Finance Corp.
6.500%, 04/15/21 (144A)	360,000	349,200

		12,595,045

Coal—0.0%
Alpha Natural Resources, Inc.
6.000%, 06/01/19 (a)	820,000	229,600

Commercial Services—1.0%
Amherst College
3.794%, 11/01/42	400,000	410,632
Board of Trustees of The Leland Stanford Junior University (The)
4.750%, 05/01/19	950,000	1,060,818
Bowdoin College
4.693%, 07/01/2112	800,000	834,110
Massachusetts Institute of Technology
5.600%, 07/01/2111	800,000	1,089,726
President and Fellows of Harvard College
2.300%, 10/01/23	1,000,000	984,526
Red de Carreteras de Occidente SAPIB de C.V.
9.000%, 06/10/28 (144A) (MXN)	15,000,000	940,942
Rent-A-Center, Inc.
6.625%, 11/15/20 (a)	350,000	329,000
SFX Entertainment, Inc.
9.625%, 02/01/19 (144A) (a)	2,950,000	2,802,500
Tufts University
5.017%, 04/15/2112	2,700,000	3,060,534
University of Southern California
5.250%, 10/01/2111	550,000	739,421
William Marsh Rice University
4.626%, 05/15/63	900,000	1,021,495

		13,273,704

Computers—0.4%
Brocade Communications Systems, Inc.
4.625%, 01/15/23 (a)	550,000	548,625
NCR Corp.
6.375%, 12/15/23 (a)	1,085,000	1,155,525
Seagate HDD Cayman
4.750%, 06/01/23	3,165,000	3,326,526

		5,030,676

Diversified Financial Services—2.8%
Ally Financial, Inc.
4.625%, 03/30/25	500,000	492,500

MIST-320

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Alterra Finance LLC
6.250%, 09/30/20	2,100,000	$2,471,263
Ausdrill Finance Pty, Ltd.
6.875%, 11/01/19 (144A)	810,000	611,550
Blackstone Holdings Finance Co. LLC
6.250%, 08/15/42 (144A) (a)	2,915,000	3,724,691
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros
5.500%, 07/16/20 (144A) (a)	2,000,000	2,130,000
Cantor Fitzgerald L.P.
7.875%, 10/15/19 (144A)	2,345,000	2,550,375
Carlyle Holdings II Finance LLC
5.625%, 03/30/43 (144A)	3,370,000	3,819,130
DTEK Finance plc
7.875%, 04/04/18 (144A)	500,000	175,000
E*TRADE Financial Corp.
5.375%, 11/15/22	1,160,000	1,223,800
Fly Leasing, Ltd.
6.750%, 12/15/20 (a)	770,000	786,363
General Electric Capital Corp.
7.125%, 06/15/22 (b)	4,000,000	4,695,000
Grain Spectrum Funding II LLC
3.290%, 10/10/19 (144A)	1,000,000	1,001,250
KKR Group Finance Co. II LLC
5.500%, 02/01/43 (144A)	3,750,000	4,005,075
Legg Mason, Inc.
5.625%, 01/15/44	1,150,000	1,362,039
Macquarie Group, Ltd.
6.000%, 01/14/20 (144A)	1,400,000	1,600,320
6.250%, 01/14/21 (144A)	400,000	464,488
Magnesita Finance, Ltd.
8.625%, 04/05/17 (144A)	750,000	585,000
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.500%, 06/01/22	835,000	801,600
SUAM Finance B.V.
4.875%, 04/17/24 (144A) (a)	975,000	1,009,125
TD Ameritrade Holding Corp.
3.625%, 04/01/25 (a)	2,500,000	2,617,303

		36,125,872

Electric—2.4%
Consolidated Edison Co. of New York, Inc.
4.625%, 12/01/54	3,225,000	3,621,620
Electricite de France S.A.
5.250%, 01/29/23 (144A) (b)	950,000	991,325
6.000%, 01/22/14 (144A) (a)	4,000,000	4,852,644
Empresa Electrica Angamos S.A.
4.875%, 05/25/29 (144A)	1,670,000	1,651,630
Enel S.p.A.
8.750%, 09/24/73 (144A) (b)	2,090,000	2,515,261
FPL Energy American Wind LLC
6.639%, 06/20/23 (144A)	207,570	213,797
FPL Energy Wind Funding LLC
6.876%, 06/27/17 (144A)	98,195	98,440

Electric—(Continued)
Iberdrola International B.V.
6.750%, 07/15/36	2,125,000	2,793,106
Instituto Costarricense de Electricidad
6.375%, 05/15/43 (144A)	850,000	717,188
6.950%, 11/10/21 (144A)	1,520,000	1,597,900
InterGen NV
7.000%, 06/30/23 (144A)	900,000	870,750
Israel Electric Corp., Ltd.
6.700%, 02/10/17 (144A)	770,000	820,050
7.250%, 01/15/19 (144A)	845,000	948,513
9.375%, 01/28/20 (144A)	410,000	515,575
Kiowa Power Partners LLC
5.737%, 03/30/21 (144A)	724,644	786,963
Panoche Energy Center LLC
6.885%, 07/31/29 (144A)	759,869	901,770
Public Service Co. of New Mexico
7.950%, 05/15/18	625,000	733,738
RJS Power Holdings LLC
5.125%, 07/15/19 (144A) (a)	1,965,000	1,935,525
Southern California Edison Co.
6.250%, 02/01/22 (b)	1,575,000	1,764,000
Star Energy Geothermal Wayang Windu, Ltd.
6.125%, 03/27/20 (144A)	1,300,000	1,326,000
West Penn Power Co.
5.950%, 12/15/17 (144A)	1,197,000	1,331,450

		30,987,245

Electrical Components & Equipment—0.0%
Legrand France S.A.
8.500%, 02/15/25	20,000	28,318

Electronics—0.3%
Flextronics International, Ltd.
4.625%, 02/15/20	780,000	818,025
5.000%, 02/15/23 (a)	1,300,000	1,361,750
Viasystems, Inc.
7.875%, 05/01/19 (144A)	1,100,000	1,157,750

		3,337,525

Energy-Alternate Sources—0.1%
Alta Wind Holdings LLC
7.000%, 06/30/35 (144A)	283,146	336,626
TerraForm Power Operating LLC
5.875%, 02/01/23 (144A)	760,000	788,500

		1,125,126

Engineering & Construction—0.3%
Abengoa Finance SAU
8.875%, 11/01/17 (144A) (a)	500,000	510,000
Aguila 3 S.A.
7.875%, 01/31/18 (144A) (a)	400,000	400,000
Dycom Investments, Inc.
7.125%, 01/15/21	1,000,000	1,047,500

MIST-321

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Engineering & Construction—(Continued)
Empresas ICA S.A.B. de C.V.
8.375%, 07/24/17 (144A)	550,000	$538,450
8.900%, 02/04/21 (144A)	1,500,000	1,301,250
OAS Investments GmbH
8.250%, 10/19/19 (144A)	2,400,000	354,000

		4,151,200

Entertainment—0.3%
GLP Capital L.P./GLP Financing II, Inc.
4.875%, 11/01/20 (a)	985,000	1,009,625
Mashantucket Western Pequot Tribe
6.500%, 07/01/36 (e) (f)	21,197	69
Scientific Games International, Inc.
10.000%, 12/01/22 (144A)	2,600,000	2,431,000

		3,440,694

Food—1.1%
BRF S.A.
3.950%, 05/22/23 (144A)	600,000	557,070
5.875%, 06/06/22 (144A) (a)	1,425,000	1,512,352
CFG Investment SAC
9.750%, 07/30/19 (144A)	995,000	880,078
Grupo Bimbo S.A.B. de C.V.
3.875%, 06/27/24 (144A)	1,800,000	1,847,088
JBS Finance II, Ltd.
8.250%, 01/29/18 (144A)	1,430,000	1,477,619
JBS Investments GmbH
7.750%, 10/28/20 (144A) (a)	890,000	941,175
Marfrig Holding Europe B.V.
6.875%, 06/24/19 (144A) (a)	2,885,000	2,452,250
8.375%, 05/09/18 (144A)	1,200,000	1,134,000
Marfrig Overseas, Ltd.
9.500%, 05/04/20 (144A)	825,000	779,625
Minerva Luxembourg S.A.
7.750%, 01/31/23 (144A) (a)	1,700,000	1,674,500
12.250%, 02/10/22 (144A)	800,000	888,000

		14,143,757

Forest Products & Paper—0.3%
International Paper Co.
6.000%, 11/15/41	1,800,000	2,136,537
Resolute Forest Products, Inc.
5.875%, 05/15/23	1,880,000	1,806,680

		3,943,217

Gas—0.2%
Nakilat, Inc.
6.067%, 12/31/33 (144A)	520,000	605,150
6.267%, 12/31/33 (144A)	1,235,411	1,436,975
Transportadora de Gas del Peru S.A.
4.250%, 04/30/28 (144A)	1,000,000	994,700

		3,036,825

Hand/Machine Tools—0.1%
Stanley Black & Decker, Inc.
5.750%, 12/15/53 (b)	1,525,000	1,642,272

Healthcare-Products—0.2%
Physio-Control International, Inc.
9.875%, 01/15/19 (144A)	2,280,000	2,422,500

Healthcare-Services—0.2%
HCA, Inc.
6.500%, 02/15/20	350,000	394,100
7.690%, 06/15/25	50,000	56,500
8.360%, 04/15/24	50,000	59,000
Kindred Healthcare, Inc.
6.375%, 04/15/22	600,000	605,250
NYU Hospitals Center
4.428%, 07/01/42	1,800,000	1,825,538

		2,940,388

Home Builders—0.5%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp.
6.125%, 07/01/22 (144A)	1,000,000	1,035,000
DR Horton, Inc.
5.750%, 08/15/23 (a)	1,375,000	1,488,437
KB Home
7.000%, 12/15/21	1,800,000	1,831,500
Meritage Homes Corp.
7.000%, 04/01/22	2,500,000	2,681,250

		7,036,187

Home Furnishings—0.1%
Arcelik A/S
5.000%, 04/03/23 (144A) (a)	1,300,000	1,240,850

Household Products/Wares—0.2%
Controladora Mabe S.A. de C.V.
7.875%, 10/28/19 (144A)	2,121,000	2,402,245

Insurance—6.6%
Aquarius + Investments plc for Swiss Reinsurance Co., Ltd.
6.375%, 09/01/24 (b)	2,700,000	2,890,331
Arlington Segregated Account (Kane SAC, Ltd.)
Zero Coupon, 08/01/15 (f)	600,000	669,540
Armor Re, Ltd.
4.020%, 12/15/16 (144A) (b)	600,000	595,980
Atlas Reinsurance VII, Ltd.
8.144%, 01/07/16 (144A) (b)	250,000	253,800
AXA S.A.
8.600%, 12/15/30	1,320,000	1,841,400
Blue Danube II, Ltd.
4.279%, 05/23/16 (144A) (b)	1,250,000	1,250,375
Blue Danube, Ltd.
6.004%, 04/10/15 (144A) (b)	250,000	249,875

MIST-322

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
Brown & Brown, Inc.
4.200%, 09/15/24	3,000,000	$3,062,211
Caelus Re, Ltd.
5.270%, 03/07/16 (144A) (b)	1,150,000	1,160,235
6.870%, 04/07/17 (144A) (b)	1,050,000	1,083,600
Carnoustie Segregated Account (Kane SAC, Ltd.)
Zero Coupon, 02/19/16 (f)	960,000	1,006,272
Delphi Financial Group, Inc.
7.875%, 01/31/20	2,190,000	2,640,768
East Lane Re V, Ltd.
9.020%, 03/16/16 (144A) (b)	250,000	260,650
Eden Re II, Ltd.
Zero Coupon, 04/19/18 (144A)	1,300,000	1,314,300
Embarcadero Reinsurance, Ltd.
5.020%, 08/07/15 (144A) (b)	1,500,000	1,505,250
Exeter Segregated Account (Kane SAC, Ltd.)
Zero Coupon, 01/07/16 (f)	1,644,300	1,650,713
Galileo Re, Ltd.
7.420%, 01/09/17 (144A) (b)	1,000,000	1,024,700
Gloucester Segregated Account (Kane SAC, Ltd.)
Zero Coupon, 06/12/15 (f)	1,300,000	1,272,830
Golden State RE II, Ltd.
2.220%, 01/08/19 (144A) (b)	1,000,000	995,900
Gullane Segregated Account (Kane SAC, Ltd.)
Zero Coupon, 01/23/17 (f)	1,900,000	1,970,110
Hanover Insurance Group, Inc. (The)
7.625%, 10/15/25	1,166,000	1,481,099
Hereford Segregated Account (Kane SAC, Ltd.)
Zero Coupon, 01/07/16 (f)	504,600	506,770
Ibis Re II, Ltd.
4.020%, 06/28/16 (144A) (b)	750,000	753,825
Ironshore Holdings U.S., Inc.
8.500%, 05/15/20 (144A)	1,635,000	1,985,477
Kilimanjaro Re, Ltd.
3.770%, 11/25/19 (144A) (b)	1,050,000	1,042,440
4.520%, 04/30/18 (144A) (b)	250,000	251,050
4.770%, 04/30/18 (144A) (b)	1,900,000	1,923,180
Liberty Mutual Insurance Co.
7.697%, 10/15/97 (144A)	2,600,000	3,390,296
Loma Reinsurance, Ltd.
8.280%, 01/08/18 (144A) (b)	300,000	312,840
Longpoint Re, Ltd.
6.020%, 06/12/15 (144A) (b)	750,000	755,775
Longpoint Re, Ltd. III
3.980%, 05/18/16 (144A) (b)	1,425,000	1,432,410
Merna Re V, Ltd.
2.020%, 04/07/17 (144A) (b)	1,000,000	996,200
Montpelier Re Holdings, Ltd.
4.700%, 10/15/22	1,965,000	2,071,990

Insurance—(Continued)
Muirfield Segregated Account (Kane SAC, Ltd.)
Zero Coupon, 01/07/16 (f)	800,400	802,721
Mythen Re, Ltd.
8.006%, 05/07/15 (144A) (b)	2,250,000	2,256,750
8.020%, 07/09/15 (144A) (b)	1,050,000	1,064,595
8.557%, 01/05/17 (144A) (b)	1,200,000	1,258,920
Northshore Re, Ltd.
7.270%, 07/05/16 (144A) (b)	1,100,000	1,130,140
OneBeacon U.S. Holdings, Inc.
4.600%, 11/09/22	1,500,000	1,570,461
Pangaea Re
Zero Coupon, 02/01/19 (f)	1,200,000	1,250,880
Platinum Underwriters Finance, Inc.
7.500%, 06/01/17	1,314,000	1,463,152
Prime Bermuda LRE 2015
Zero Coupon, 03/30/18 (f)	750,000	750,000
Prudential Financial, Inc.
5.625%, 06/15/43 (a) (b)	1,750,000	1,855,000
5.875%, 09/15/42 (b)	1,200,000	1,303,500
8.875%, 06/15/38 (b)	915,000	1,078,556
QBE Insurance Group, Ltd.
2.400%, 05/01/18 (144A)	850,000	858,325
Queen Street IV Capital, Ltd.
7.520%, 04/09/15 (144A) (b)	750,000	748,125
Queen Street V Re, Ltd.
8.520%, 04/09/15 (144A) (b)	600,000	598,560
Queen Street VII Re, Ltd.
8.620%, 04/08/16 (144A) (b)	1,200,000	1,231,800
Residential Reinsurance 2011, Ltd.
8.770%, 06/06/15 (144A) (b)	1,000,000	1,011,200
8.920%, 12/06/15 (144A) (b)	250,000	252,950
9.020%, 06/06/15 (144A) (b)	1,175,000	1,188,395
Residential Reinsurance 2012, Ltd.
4.520%, 12/06/16 (144A) (b)	1,400,000	1,429,400
5.770%, 12/06/16 (144A) (b)	1,250,000	1,283,250
8.020%, 06/06/16 (144A) (b)	950,000	1,001,965
10.020%, 06/06/16 (144A) (b)	800,000	851,760
Residential Reinsurance 2013, Ltd.
9.270%, 06/06/17 (144A) (b)	350,000	368,130
Sanders Re, Ltd.
3.020%, 05/25/18 (144A) (b)	500,000	491,500
3.520%, 05/05/17 (144A) (b)	500,000	496,200
4.020%, 05/05/17 (144A) (b)	1,500,000	1,486,650
Sector Re V, Ltd.
Zero Coupon, 12/01/19 (144A)	750,000	768,225
Sirius International Group, Ltd.
7.506%, 06/30/17 (144A) (b)	3,465,000	3,651,244
St. Andrews Segregated Account (Kane SAC, Ltd.)
Zero Coupon, 01/22/16 (f)	1,200,000	1,216,320
Successor X, Ltd.
11.270%, 11/10/15 (144A) (b)	250,000	257,175
Tar Heel Re, Ltd.
8.520%, 05/09/16 (144A) (b)	400,000	411,040
Troon Segregated Account (Kane SAC, Ltd.)
Zero Coupon, 01/07/16 (f)	825,900	827,634

MIST-323

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
Ursa Re, Ltd.
3.520%, 12/07/17 (144A) (b)	250,000	$250,100
Vita Capital V, Ltd.
2.758%, 01/15/17 (144A) (b)	500,000	508,300
3.458%, 01/15/17 (144A) (b)	1,000,000	1,018,900
Vitality Re IV, Ltd.
2.770%, 01/09/17 (144A) (b)	400,000	407,960
Vitality Re V, Ltd.
1.770%, 01/07/19 (144A) (b)	250,000	250,700
2.520%, 01/07/19 (144A) (b)	250,000	253,950
Voya Financial, Inc.
5.650%, 05/15/53 (a) (b)	450,000	470,250
Wilton Re Finance LLC
5.875%, 03/30/33 (144A) (b)	1,050,000	1,134,316

		84,111,191

Internet—0.4%
Equinix, Inc.
5.375%, 01/01/22	900,000	938,250
5.750%, 01/01/25	1,100,000	1,146,750
Expedia, Inc.
4.500%, 08/15/24 (a)	2,400,000	2,425,620
5.950%, 08/15/20 (a)	675,000	761,992

		5,272,612

Investment Company Security—0.1%
Gruposura Finance
5.700%, 05/18/21 (144A)	915,000	980,194

Iron/Steel—0.5%
Allegheny Technologies, Inc.
9.375%, 06/01/19	1,135,000	1,359,163
Evraz, Inc. N.A. Canada
7.500%, 11/15/19 (144A)	2,050,000	1,983,375
Glencore Funding LLC
4.125%, 05/30/23 (144A)	875,000	891,094
Metalloinvest Finance, Ltd.
5.625%, 04/17/20 (144A) (a)	1,000,000	897,000
Samarco Mineracao S.A.
4.125%, 11/01/22 (144A) (a)	1,275,000	1,147,500
Worthington Industries, Inc.
4.550%, 04/15/26	710,000	762,279

		7,040,411

Leisure Time—0.1%
NCL Corp., Ltd.
5.250%, 11/15/19 (144A)	700,000	717,500

Lodging—0.3%
MGM Resorts International
6.000%, 03/15/23 (a)	2,085,000	2,142,337
Wynn Macau, Ltd.
5.250%, 10/15/21 (144A) (a)	2,010,000	1,904,475

		4,046,812

Machinery-Construction & Mining—0.1%
Ormat Funding Corp.
8.250%, 12/30/20	699,027	688,542

Machinery-Diversified—0.3%
Cummins, Inc.
5.650%, 03/01/98	2,375,000	2,791,048
6.750%, 02/15/27 (a)	393,000	508,108

		3,299,156

Media—0.4%
CBS Corp.
4.600%, 01/15/45 (a)	1,700,000	1,730,646
CCOH Safari LLC
5.750%, 12/01/24	1,400,000	1,442,000
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
3.950%, 01/15/25 (a)	700,000	721,194
Numericable-SFR
6.000%, 05/15/22 (144A) (a)	975,000	987,187

		4,881,027

Metal Fabricate/Hardware—0.0%
Valmont Industries, Inc.
6.625%, 04/20/20 (a)	314,000	369,371

Mining—0.8%
Freeport-McMoRan, Inc.
3.875%, 03/15/23	1,605,000	1,486,882
Fresnillo plc
5.500%, 11/13/23 (144A) (a)	1,275,000	1,332,375
Gold Fields Orogen Holding BVI, Ltd.
4.875%, 10/07/20 (144A) (a)	3,310,000	2,935,556
IAMGOLD Corp.
6.750%, 10/01/20 (144A)	500,000	413,750
MMC Norilsk Nickel OJSC via MMC Finance, Ltd.
5.550%, 10/28/20 (144A)	1,400,000	1,340,682
Vedanta Resources plc
6.000%, 01/31/19 (144A)	1,150,000	1,024,638
9.500%, 07/18/18 (144A)	725,000	732,250
Volcan Cia Minera SAA
5.375%, 02/02/22 (144A) (a)	625,000	594,063

		9,860,196

Multi-National—1.5%
European Bank for Reconstruction & Development
6.000%, 03/03/16 (INR)	227,300,000	3,616,097
European Investment Bank
7.200%, 07/09/19 (144A) (IDR)	22,100,000,000	1,642,753
Inter-American Development Bank
4.500%, 02/04/16 (IDR)	21,400,000,000	1,570,686
6.000%, 09/05/17 (INR)	37,550,000	595,436
7.200%, 11/14/17 (IDR)	12,080,000,000	902,281

MIST-324

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Multi-National—(Continued)
Inter-American Development Bank
7.200%, 01/22/18 (IDR)	22,390,000,000	$1,671,741
7.250%, 07/17/17 (IDR)	4,110,000,000	308,239
International Bank for Reconstruction & Development
5.750%, 10/21/19 (AUD)	1,600,000	1,396,175
International Finance Corp.
6.300%, 11/25/24 (INR)	47,580,000	719,289
7.750%, 12/03/16 (INR)	189,120,000	3,062,943
8.250%, 06/10/21 (INR)	190,030,000	3,259,232

		18,744,872

Oil & Gas—2.8%
Bonanza Creek Energy, Inc.
5.750%, 02/01/23	840,000	772,800
Calumet Specialty Products Partners LP / Calumet Finance Corp.
6.500%, 04/15/21 (144A)	1,073,000	1,040,810
Carrizo Oil & Gas, Inc.
7.500%, 09/15/20 (a)	1,365,000	1,402,537
8.625%, 10/15/18	1,146,000	1,194,705
Denbury Resources, Inc.
4.625%, 07/15/23 (a)	2,120,000	1,817,900
5.500%, 05/01/22	900,000	807,750
Dolphin Energy, Ltd.
5.500%, 12/15/21 (144A)	470,000	540,407
Ensco plc
4.500%, 10/01/24 (a)	2,550,000	2,471,598
EP Energy LLC / Everest Acquisition Finance, Inc.
7.750%, 09/01/22	30,000	30,600
9.375%, 05/01/20 (a)	1,750,000	1,833,125
Gazprom OAO Via Gaz Capital S.A.
4.950%, 07/19/22 (144A)	200,000	178,760
8.146%, 04/11/18 (144A)	190,000	198,550
KazMunayGas National Co. JSC
4.400%, 04/30/23 (144A) (a)	600,000	519,000
Linn Energy LLC / Linn Energy Finance Corp.
6.250%, 11/01/19 (a)	1,375,000	1,086,250
8.625%, 04/15/20 (a)	825,000	703,313
Newfield Exploration Co.
5.625%, 07/01/24	1,625,000	1,690,000
Novatek OAO via Novatek Finance, Ltd.
4.422%, 12/13/22 (144A)	2,600,000	2,034,490
Oasis Petroleum, Inc.
6.875%, 03/15/22 (a)	1,195,000	1,165,125
6.875%, 01/15/23 (a)	2,050,000	1,988,500
Offshore Group Investment, Ltd.
7.500%, 11/01/19	190,000	108,300
Pacific Rubiales Energy Corp.
5.375%, 01/26/19 (144A) (a)	710,000	468,600
PDC Energy, Inc.
7.750%, 10/15/22	35,000	36,750

Oil & Gas—(Continued)
Petrobras Global Finance B.V.
3.000%, 01/15/19 (a)	2,375,000	2,050,385
Petroleos Mexicanos
7.190%, 09/12/24 (144A) (MXN)	2,715,000	175,322
Precision Drilling Corp.
6.625%, 11/15/20	1,100,000	1,036,750
Rosetta Resources, Inc.
5.625%, 05/01/21	755,000	709,700
5.875%, 06/01/22 (a)	1,160,000	1,093,300
Rosneft Finance S.A.
6.625%, 03/20/17 (144A)	375,000	375,000
7.500%, 07/18/16 (144A)	1,090,000	1,109,467
Rowan Cos., Inc.
4.750%, 01/15/24 (a)	3,125,000	2,957,244
SandRidge Energy, Inc.
7.500%, 03/15/21 (a)	625,000	387,500
SM Energy Co.
5.000%, 01/15/24	210,000	197,715
6.500%, 01/01/23	195,000	198,900
Swift Energy Co.
7.875%, 03/01/22	1,450,000	580,000
Tesoro Corp.
5.375%, 10/01/22 (a)	1,630,000	1,703,350
Valero Energy Corp.
9.375%, 03/15/19	1,230,000	1,540,668

		36,205,171

Oil & Gas Services—0.7%
Calfrac Holdings L.P.
7.500%, 12/01/20 (144A) (a)	425,000	377,187
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.
6.750%, 02/01/22	2,278,000	2,414,680
SESI LLC
7.125%, 12/15/21 (a)	1,460,000	1,474,600
Weatherford International, Ltd.
5.950%, 04/15/42	3,575,000	3,142,357
9.625%, 03/01/19	1,209,000	1,385,032

		8,793,856

Packaging & Containers—0.3%
AEP Industries, Inc.
8.250%, 04/15/19	290,000	297,975
Ardagh Packaging Finance plc
9.125%, 10/15/20 (144A)	2,325,000	2,487,750
9.250%, 10/15/20 (144A) (EUR)	400,000	460,207
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
6.750%, 01/31/21 (144A)	300,000	303,750
7.000%, 11/15/20 (144A)	211,765	212,030
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
9.875%, 08/15/19	705,000	754,350

		4,516,062

MIST-325

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—0.2%
Endo Finance Co.
5.750%, 01/15/22 (144A)	1,000,000	$1,025,000
Endo Finance LLC / Endo Finco, Inc.
5.375%, 01/15/23 (144A)	480,000	478,800
Endo Finance LLC / Endo, Ltd. / Endo Finco, Inc.
6.000%, 02/01/25 (144A)	495,000	509,850

		2,013,650

Pipelines—3.0%
Boardwalk Pipelines L.P.
4.950%, 12/15/24	2,450,000	2,469,338
Buckeye Partners L.P.
6.050%, 01/15/18	505,000	548,321
DCP Midstream LLC
5.850%, 05/21/43 (144A) (b)	2,951,000	2,124,720
9.750%, 03/15/19 (144A)	1,267,000	1,409,391
Energy Transfer Partners L.P.
3.272%, 11/01/66 (b)	900,000	792,000
4.050%, 03/15/25	425,000	428,595
EnLink Midstream Partners L.P.
4.400%, 04/01/24 (a)	3,135,000	3,295,440
Enterprise Products Operating LLC
3.750%, 02/15/25 (a)	1,375,000	1,419,381
8.375%, 08/01/66 (b)	1,059,000	1,115,921
Kinder Morgan Energy Partners L.P.
4.150%, 03/01/22 (a)	2,300,000	2,368,241
5.950%, 02/15/18	1,559,000	1,723,534
MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp.
4.875%, 12/01/24	3,090,000	3,159,216
ONEOK, Inc.
6.875%, 09/30/28	1,850,000	2,133,605
Plains All American Pipeline L.P. / PAA Finance Corp.
6.125%, 01/15/17	1,467,000	1,584,237
Questar Pipeline Co.
5.830%, 02/01/18	1,441,000	1,595,565
Sabine Pass Liquefaction LLC
5.625%, 02/01/21	2,150,000	2,164,104
5.625%, 03/01/25 (144A)	600,000	593,250
Spectra Energy Capital LLC
6.200%, 04/15/18	1,109,000	1,231,803
6.750%, 07/15/18 (a)	600,000	677,218
Sunoco Logistics Partners Operations L.P.
6.100%, 02/15/42	1,700,000	1,958,437
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
5.000%, 01/15/18 (144A)	1,400,000	1,442,000
Transportadora de Gas del Sur S.A.
9.625%, 05/14/20 (144A)	418,643	419,690
Williams Cos., Inc. (The)
5.750%, 06/24/44	2,440,000	2,280,470
7.750%, 06/15/31	1,549,000	1,776,708

		38,711,185

Real Estate—0.1%
WP Carey, Inc.
4.600%, 04/01/24	1,210,000	1,251,465

Real Estate Investment Trusts—1.5%
Alexandria Real Estate Equities, Inc.
2.750%, 01/15/20	1,575,000	1,580,092
3.900%, 06/15/23	811,000	837,341
4.600%, 04/01/22	575,000	607,610
BioMed Realty L.P.
4.250%, 07/15/22 (a)	685,000	715,477
Corporate Office Properties L.P.
3.600%, 05/15/23	795,000	771,571
CubeSmart L.P.
4.800%, 07/15/22 (a)	550,000	607,546
DCT Industrial Operating Partnership L.P.
4.500%, 10/15/23 (a)	1,250,000	1,329,999
Digital Realty Trust L.P.
4.500%, 07/15/15	900,000	902,237
5.875%, 02/01/20 (a)	350,000	396,933
Healthcare Realty Trust, Inc.
5.750%, 01/15/21	630,000	711,758
Highwoods Realty L.P.
3.625%, 01/15/23 (a)	1,525,000	1,557,856
Omega Healthcare Investors, Inc.
4.950%, 04/01/24	3,120,000	3,287,232
Piedmont Operating Partnership L.P.
3.400%, 06/01/23	1,880,000	1,840,657
Senior Housing Properties Trust
6.750%, 04/15/20 (a)	2,235,000	2,548,204
Trust F/1401
5.250%, 12/15/24 (144A) (a)	940,000	1,010,500

		18,705,013

Retail—0.5%
CVS Pass-Through Trust
5.773%, 01/10/33 (144A)	840,036	987,949
Outerwall, Inc.
6.000%, 03/15/19	965,000	936,050
QVC, Inc.
4.450%, 02/15/25	3,250,000	3,271,661
Suburban Propane Partners L.P. / Suburban Energy Finance Corp.
5.750%, 03/01/25	685,000	698,700

		5,894,360

Semiconductors—0.4%
Advanced Micro Devices, Inc.
7.000%, 07/01/24 (a)	2,650,000	2,285,625
Micron Technology, Inc.
5.250%, 08/01/23 (144A)	2,380,000	2,421,650

		4,707,275

Software—0.3%
Activision Blizzard, Inc.
5.625%, 09/15/21 (144A)	1,100,000	1,171,500

MIST-326

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
Audatex North America, Inc.
6.000%, 06/15/21 (144A)	2,350,000	$2,485,125

		3,656,625

Telecommunications—2.3%
Altice Financing S.A.
6.500%, 01/15/22 (144A)	1,250,000	1,282,813
CenturyLink, Inc.
6.450%, 06/15/21	700,000	755,125
7.600%, 09/15/39	700,000	717,063
Crown Castle Towers LLC
4.883%, 08/15/20 (144A)	1,600,000	1,756,824
6.113%, 01/15/20 (144A)	785,000	895,512
Frontier Communications Corp.
8.500%, 04/15/20	1,775,000	1,992,437
8.750%, 04/15/22 (a)	1,950,000	2,164,500
GTP Acquisition Partners I LLC
7.628%, 06/15/16 (144A)	1,800,000	1,896,750
GTP Cellular Sites LLC
3.721%, 03/15/17 (144A)	584,187	594,027
MTN Mauritius Investments, Ltd.
4.755%, 11/11/24 (144A)	1,425,000	1,431,413
PAETEC Holding Corp.
9.875%, 12/01/18	500,000	527,500
Sprint Corp.
7.250%, 09/15/21	1,850,000	1,859,250
T-Mobile USA, Inc.
6.542%, 04/28/20	900,000	947,250
6.625%, 11/15/20	875,000	914,375
Unison Ground Lease Funding LLC
2.981%, 03/15/20 (144A)	1,100,000	1,095,643
Verizon Communications, Inc.
5.012%, 08/21/54	1,652,000	1,714,099
6.550%, 09/15/43	1,649,000	2,147,260
VimpelCom Holdings B.V.
7.504%, 03/01/22 (144A)	2,500,000	2,371,875
9.000%, 02/13/18 (144A) (RUB)	34,300,000	520,947
WCP Wireless Site Funding LLC
6.829%, 11/15/15 (144A)	1,850,000	1,886,452
Windstream Corp.
6.375%, 08/01/23 (a)	265,000	237,838
7.750%, 10/15/20 (a)	1,615,000	1,653,356
8.125%, 09/01/18	400,000	418,500

		29,780,809

Textiles—0.0%
Mohawk Industries, Inc.
3.850%, 02/01/23	575,000	583,714

Transportation — 0.2%
Far East Capital, Ltd. S.A.
8.000%, 05/02/18 (144A)	600,000	216,000
Golar LNG Partners L.P.
6.630%, 10/12/17 (NOK) (b)	6,000,000	759,710

Transportation—(Continued)
Inversiones Alsacia S.A.
8.000%, 12/31/18 (144A)	1,405,889	1,026,299

		2,002,009

Trucking & Leasing—0.2%
GATX Corp.
6.000%, 02/15/18	1,896,000	2,088,169

Total Corporate Bonds & Notes (Cost $542,302,835)		554,027,444

U.S. Treasury & Government Agencies—20.0%

Agency Sponsored Mortgage-Backed—17.3%
Fannie Mae 15 Yr. Pool
3.000%, TBA (g)	3,100,000	3,249,672
3.500%, TBA (g)	2,900,000	3,076,719
4.000%, 07/01/18	112,516	118,886
4.000%, 08/01/18	129,539	136,873
4.000%, 03/01/19	145,626	153,871
5.000%, 02/01/20	60,746	64,243
5.000%, 10/01/20	280,361	301,490
5.000%, 12/01/21	32,100	34,706
5.000%, 02/01/22	10,258	11,085
5.000%, 06/01/22	26,638	28,822
5.000%, 09/01/22	255,197	268,667
5.000%, 07/01/23	179,681	194,849
Fannie Mae 20 Yr. Pool
5.000%, 06/01/25	19,259,901	21,391,160
Fannie Mae 30 Yr. Pool
3.000%, TBA (g)	6,225,000	6,348,892
3.500%, 11/01/40	3,015,442	3,173,424
3.500%, 08/01/42	11,645,511	12,249,950
3.500%, 12/01/42	983,629	1,040,761
3.500%, 07/01/43	2,799,923	2,944,152
3.500%, 02/01/44	4,261,960	4,480,850
3.500%, TBA (g)	6,447,000	6,754,995
4.000%, 12/01/40	1,102,150	1,202,480
4.000%, 07/01/41	1,133,796	1,222,683
4.000%, 12/01/41	730,263	782,601
4.000%, 01/01/42	784,518	840,185
4.000%, 04/01/42	1,221,861	1,309,152
4.000%, 07/01/42	3,974,390	4,300,216
4.000%, 08/01/42	3,610,687	3,889,317
4.000%, 12/01/42	119,974	128,925
4.000%, 05/01/44	2,530,635	2,705,554
4.000%, 07/01/44	3,171,754	3,390,987
4.000%, 08/01/44	612,972	655,670
4.000%, 11/01/44	2,203,146	2,362,697
4.000%, TBA (g)	8,269,000	8,827,157
4.500%, 03/01/35	64,749	71,013
4.500%, 07/01/35	120,817	132,202
4.500%, 05/01/39	3,112,438	3,452,691
4.500%, 11/01/40	5,043,241	5,523,196
4.500%, 12/01/40	793,595	873,471
4.500%, 05/01/41	291,195	319,126
4.500%, 07/01/41	3,846,490	4,252,465

MIST-327

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.500%, 11/01/41	556,647	$613,423
4.500%, 12/01/41	100,259	109,610
4.500%, 11/01/43	5,829,054	6,368,394
4.500%, 01/01/44	8,636,333	9,420,576
5.000%, 01/01/38	4,410,263	4,921,758
5.000%, 01/01/39	707,632	785,937
5.000%, 06/01/40	350,222	389,703
5.000%, 07/01/40	282,572	314,297
6.000%, 03/01/32	668	769
6.000%, 07/01/37	48,856	55,755
6.000%, 07/01/38	419,029	477,786
6.500%, 07/01/31	100	115
6.500%, 10/01/31	606	696
6.500%, 02/01/32	478	549
6.500%, 12/01/36	2,412	2,769
6.500%, 03/01/37	52,359	60,113
6.500%, 10/01/37	41,105	47,611
7.000%, 09/01/29	320	365
7.500%, 01/01/30	673	794
7.500%, 10/01/30	100	115
Fannie Mae REMICS (CMO)
3.500%, 01/25/29 (h)	300,692	15,563
4.500%, 06/25/29	566,678	612,762
5.000%, 09/25/39	78,030	80,761
Freddie Mac 15 Yr. Gold Pool
3.500%, 11/01/28	1,670,118	1,793,200
4.500%, 11/01/18	63,567	66,799
5.000%, 12/01/21	101,769	109,326
5.500%, 10/01/16	610	640
6.000%, 06/01/17	7,972	8,276
Freddie Mac 30 Yr. Gold Pool
3.500%, 10/01/40	689,626	723,669
3.500%, 08/01/43	3,493,800	3,667,220
3.500%, 03/01/45	5,000,000	5,245,466
4.000%, 01/01/44	3,316,708	3,543,089
4.000%, 02/01/44	446,096	480,809
4.000%, 04/01/44	6,271,560	6,699,624
4.000%, 07/01/44	17,808,228	19,051,364
4.500%, 04/01/41	2,081,210	2,274,074
4.500%, 03/01/42	3,101,884	3,387,434
4.500%, 05/01/44	1,226,259	1,335,441
5.000%, 05/01/34	317,942	353,550
5.000%, 06/01/35	64,774	71,742
5.000%, 05/01/37	340,281	377,538
5.000%, 09/01/38	59,649	66,066
5.000%, 10/01/38	145,052	160,655
5.000%, 11/01/39	1,276,377	1,420,959
5.000%, 12/01/39	300,480	340,191
6.000%, 06/01/35	24,887	28,267
6.000%, 12/01/36	28,123	32,121
Ginnie Mae I 15 Yr. Pool
5.000%, 10/15/18	77,263	82,080
5.500%, 08/15/19	25,947	27,185
5.500%, 10/15/19	147,790	157,646
6.000%, 05/15/17	490	502

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae I 15 Yr. Pool
6.000%, 06/15/17	977	1,006
6.000%, 08/15/19	8,212	8,659
Ginnie Mae I 30 Yr. Pool
3.500%, 07/15/42	4,059,619	4,280,340
4.000%, 06/15/39	15,083	16,196
4.000%, 12/15/40	12,709	13,646
4.000%, 02/15/41	683,102	748,773
4.000%, 06/15/41	13,684	14,786
4.000%, 07/15/41	484,839	521,737
4.000%, 01/15/42	15,841	17,010
4.000%, 02/15/42	15,178	16,342
4.000%, 04/15/42	15,361	16,530
4.000%, 08/15/43	54,197	58,194
4.000%, 03/15/44	2,352,376	2,525,865
4.000%, 08/15/44	420,440	451,448
4.000%, 09/15/44	3,276,297	3,517,926
4.000%, 11/15/44	1,933,489	2,077,317
4.000%, 12/15/44	963,995	1,035,286
4.500%, 09/15/33	135,933	150,908
4.500%, 05/15/34	257,928	286,864
4.500%, 12/15/34	70,542	77,938
4.500%, 04/15/35	245,087	270,985
4.500%, 10/15/35	92,798	102,528
4.500%, 04/15/39	2,126,316	2,349,269
4.500%, 01/15/40	3,222,262	3,592,330
4.500%, 09/15/40	447,949	500,697
4.500%, 07/15/41	641,564	708,835
4.500%, 08/15/41	641,888	710,103
5.000%, 05/15/34	1,040,854	1,171,300
5.000%, 04/15/35	15,084	17,145
5.500%, 01/15/34	87,536	101,522
5.500%, 04/15/34	29,803	33,952
5.500%, 07/15/34	158,737	180,956
5.500%, 10/15/34	116,160	132,476
5.500%, 06/15/35	47,332	53,623
5.500%, 11/15/35	59,714	67,736
5.750%, 10/15/38	144,973	164,644
6.000%, 02/15/24	1,161	1,322
6.000%, 11/15/28	620	706
6.000%, 02/15/33	2,700	3,147
6.000%, 03/15/33	11,314	13,166
6.000%, 06/15/33	10,808	12,404
6.000%, 07/15/33	9,979	11,609
6.000%, 09/15/33	10,594	12,137
6.000%, 10/15/33	4,024	4,678
6.000%, 08/15/34	41,879	48,220
6.500%, 03/15/29	4,066	4,672
6.500%, 02/15/32	1,586	1,866
6.500%, 03/15/32	1,627	1,929
6.500%, 11/15/32	5,281	6,140
7.000%, 03/15/31	339	388
Ginnie Mae II 30 Yr. Pool
4.000%, 10/20/44	2,543,978	2,726,757
4.500%, 09/20/41	724,728	789,901
5.000%, 08/20/34	117,229	131,484

MIST-328

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
5.500%, 03/20/34	13,238	$15,007
6.000%, 05/20/32	18,989	21,979
6.000%, 11/20/33	22,537	26,202
Government National Mortgage Association
4.973%, 04/16/42	25,554	25,581
Government National Mortgage Association (CMO)
3.000%, 04/20/41	1,169,396	1,215,687
4.500%, 09/20/39	2,215,863	2,397,908

		221,518,771

U.S. Treasury—2.7%
U.S. Treasury Bond
3.000%, 11/15/44	8,000,000	8,765,624
U.S. Treasury Inflation Indexed Notes
0.125%, 07/15/24 (i)	26,160,430	26,150,201

		34,915,825

Total U.S. Treasury & Government Agencies (Cost $251,372,594)		256,434,596

Mortgage-Backed Securities—8.9%

Collateralized Mortgage Obligations—4.7%
Alternative Loan Trust
0.814%, 07/25/35 (b)	1,300,000	1,167,849
American Home Mortgage Investment Trust
6.000%, 02/25/45	610,000	508,947
Banc of America Alternative Loan Trust
5.250%, 05/25/34	359,892	359,722
5.500%, 01/25/20	374,687	379,353
5.750%, 04/25/33	587,882	609,140
6.000%, 04/25/34	217,381	218,583
6.000%, 11/25/34	366,912	373,779
Banc of America Funding Corp. Trust
0.301%, 08/26/36 (144A) (b)	95,912	95,687
Banc of America Mortgage Securities, Inc.
5.750%, 01/25/35	596,406	606,036
Bear Stearns Adjustable Rate Mortgage Trust
3.141%, 02/25/35 (b)	215,131	212,549
Bear Stearns ALT-A Trust
0.924%, 01/25/35 (b)	1,515,000	1,284,000
0.924%, 03/25/35 (b)	1,330,000	1,134,469
1.074%, 09/25/34 (b)	752,770	626,338
2.681%, 10/25/33 (b)	208,610	208,452
Charlie Mac Trust
5.000%, 10/25/34	118,727	118,695
Citigroup Mortgage Loan Trust, Inc.
1.172%, 09/25/37 (144A) (b)	584,932	584,763
4.000%, 01/25/35 (144A) (b)	561,346	583,623
5.500%, 08/25/34	765,625	823,122

Collateralized Mortgage Obligations—(Continued)
Countrywide Alternative Loan Trust
5.250%, 09/25/33	631,552	665,555
5.750%, 12/25/33	1,048,763	1,097,166
Countrywide Home Loan Mortgage Pass-Through Trust
2.909%, 09/25/33 (b)	4,124	3,877
Credit Suisse First Boston Mortgage Securities Corp.
2.584%, 11/25/33 (b)	352,192	349,730
5.000%, 08/25/20	102,206	102,049
Credit Suisse Mortgage Capital Certificates Trust
3.500%, 10/25/44 (144A) (b)	4,629,959	4,745,086
EverBank Mortgage Loan Trust
2.500%, 03/25/43 (144A) (b)	1,569,217	1,513,866
Global Mortgage Securitization, Ltd.
0.444%, 04/25/32 (b)	1,313,828	1,261,101
5.250%, 04/25/32	517,075	499,464
Homestar Mortgage Acceptance Corp.
1.274%, 01/25/35 (b)	1,705,000	1,662,147
Impac CMB Trust
0.811%, 09/25/34 (b)	1,014,631	968,512
0.974%, 10/25/34 (b)	460,631	438,183
JPMorgan Alternative Loan Trust
0.814%, 01/25/36 (b)	202,530	183,792
JPMorgan Mortgage Trust
2.500%, 03/25/43 (144A) (b)	6,031,919	6,051,710
3.000%, 10/25/29 (144A) (b)	3,265,249	3,367,797
3.500%, 05/25/43 (144A) (b)	1,203,401	1,233,487
3.500%, 01/25/44 (144A) (b)	644,571	663,723
3.703%, 05/25/43 (144A) (b)	650,016	663,153
6.000%, 09/25/34	635,204	668,349
LSTAR Securities Investment Trust
2.171%, 01/01/20 (144A) (b)	992,417	988,996
MASTR Alternative Loan Trust
6.000%, 07/25/34	1,165,730	1,186,528
6.014%, 01/25/35 (b)	235,971	250,680
Merrill Lynch Mortgage Investors Trust
2.350%, 10/25/35 (b)	185,332	186,999
Morgan Stanley Mortgage Loan Trust
0.634%, 11/25/35 (b)	708,000	587,806
0.674%, 09/25/35 (b)	719,000	641,589
New Residential Mortgage Loan Trust
3.750%, 01/25/54 (144A) (b)	2,003,904	2,069,974
Nomura Asset Acceptance Corp. Alternative Loan Trust
5.500%, 08/25/33	466,209	486,041
NRP Mortgage Trust
3.250%, 07/25/43 (144A) (b)	870,880	887,817
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.654%, 07/25/35 (b)	1,200,000	1,019,821
PHH Mortgage Capital LLC
7.000%, 12/25/27 (144A)	148,074	148,890
RALI Trust
0.724%, 07/25/33 (b)	573,903	530,619

MIST-329

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Residential Accredit Loans, Inc. Trust
0.774%, 04/25/34 (b)	148,317	$146,624
4.750%, 04/25/34	226,061	231,110
5.000%, 03/25/19	72,900	73,904
5.500%, 09/25/32	153,647	157,773
Residential Asset Securitization Trust
0.624%, 10/25/34 (b)	10,715	9,722
5.500%, 02/25/35	123,703	125,405
RFMSI Trust
5.250%, 04/25/34	1,346,008	1,213,136
5.250%, 07/25/35	628,775	648,818
Sequoia Mortgage Trust
0.396%, 03/20/35 (b)	396,604	368,085
0.796%, 09/20/33 (b)	1,194,919	1,127,623
1.748%, 06/20/34 (b)	1,408,203	1,365,371
2.250%, 06/25/43 (b)	558,705	548,164
2.500%, 04/25/43 (b)	1,550,100	1,511,893
3.000%, 06/25/43 (b)	1,673,098	1,656,490
3.500%, 07/25/43 (144A)	1,547,970	1,464,245
3.539%, 03/25/43 (b)	886,188	875,588
Springleaf Mortgage Loan Trust
5.300%, 12/25/59 (144A) (b)	175,000	180,256
Structured Adjustable Rate Mortgage Loan Trust
1.027%, 11/25/34 (b)	1,941,909	1,773,839
2.468%, 07/25/34 (b)	694,634	693,541
2.508%, 02/25/34 (b)	267,917	268,785
2.858%, 03/25/34 (b)	152,667	152,200
Structured Asset Securities Corp. Mortgage Certificates
2.517%, 10/25/33 (b)	565,702	560,918
Thornburg Mortgage Securities Trust
2.120%, 06/25/43 (b)	605,031	600,872

		60,773,976

Commercial Mortgage-Backed Securities—4.2%
A10 Securitization LLC
2.400%, 11/15/25 (144A)	372,442	373,676
Banc of America Merrill Lynch Commercial Mortgage, Inc.
5.456%, 07/10/43 (144A) (b)	840,000	841,762
Bayview Commercial Asset Trust
Zero Coupon, 07/25/37 (144A) (h)	5,057,016	1
1.174%, 01/25/35 (144A) (b)	332,260	305,760
3.494%, 09/25/37 (144A) (h)	7,441,850	314,790
City Center Trust
4.650%, 07/15/28 (144A) (b)	850,000	853,781
Commercial Mortgage Pass-Through Certificates
2.822%, 10/15/45	720,000	738,121
Commercial Mortgage Trust
2.126%, 07/13/31 (144A) (b)	920,000	911,120
2.436%, 10/15/45	690,000	699,076
2.941%, 01/10/46	1,350,000	1,388,236
3.147%, 08/15/45	550,000	576,428
4.934%, 12/10/44 (b)	330,000	371,059

Commercial Mortgage-Backed Securities—(Continued)
DBUBS Mortgage Trust
5.420%, 08/10/44 (144A) (b)	1,400,000	1,611,877
5.558%, 11/10/46 (144A) (b)	600,000	680,870
Del Coronado Trust
2.125%, 03/15/26 (144A) (b)	484,000	483,325
FREMF Mortgage Trust
3.165%, 04/25/46 (144A) (b)	600,000	611,593
3.191%, 03/25/45 (144A) (b)	700,000	713,031
3.443%, 11/25/46 (144A) (b)	800,000	821,275
3.741%, 04/25/45 (144A) (b)	1,000,000	1,049,932
4.028%, 11/25/44 (144A) (b)	535,000	552,700
4.037%, 05/25/45 (144A) (b)	988,000	1,015,616
4.287%, 07/25/48 (144A) (b)	1,000,000	1,036,898
4.347%, 01/25/46 (144A) (b)	765,000	829,583
4.618%, 11/25/49 (144A) (b)	1,050,000	1,151,969
4.884%, 07/25/44 (144A) (b)	900,000	971,981
5.160%, 02/25/47 (144A) (b)	400,000	452,661
5.194%, 09/25/45 (144A) (b)	900,000	1,012,657
5.239%, 09/25/43 (144A) (b)	400,000	450,173
5.444%, 04/25/20 (144A) (b)	600,000	679,312
GAHR Commericial Mortgage Trust
3.382%, 12/15/19 (144A)	2,100,000	2,104,456
GE Business Loan Trust
0.345%, 04/16/35 (144A) (b)	653,299	618,514
0.425%, 06/15/33 (144A) (b)	1,150,385	1,115,065
GS Mortgage Securities Corp. II
3.682%, 02/10/46 (144A)	750,000	777,000
4.782%, 07/10/39	908,542	908,840
GS Mortgage Securities Trust
1.925%, 07/15/31 (144A) (b)	885,000	885,277
3.377%, 05/10/45	1,000,000	1,060,486
Irvine Core Office Trust
3.174%, 05/15/48 (144A) (b)	1,250,000	1,295,640
JPMorgan Chase Commercial Mortgage Securities Trust
0.535%, 11/15/18 (144A) (b)	602,399	581,284
3.070%, 12/15/46	1,925,000	2,016,582
3.977%, 10/15/45 (144A) (b)	700,000	743,191
5.040%, 10/15/42 (b)	2,575,000	2,594,063
5.507%, 11/15/43 (144A) (b)	300,000	337,624
5.623%, 05/12/45	730,000	745,047
6.010%, 02/15/51 (b)	1,350,000	1,378,662
Lehman Brothers Small Balance Commercial
0.424%, 02/25/30 (144A) (b)	784,226	741,038
0.424%, 09/25/30 (144A) (b)	334,510	314,435
Lehman Brothers Small Balance Commercial Mortgage Trust
0.374%, 09/25/36 (144A) (b)	326,917	306,690
1.124%, 10/25/37 (144A) (b)	185,941	184,851
LSTAR Commercial Mortgage Trust
5.423%, 06/25/43 (144A) (b)	85,735	85,623
Morgan Stanley Bank of America Merrill Lynch Trust
2.979%, 04/15/47	920,000	956,521
ORES NPL LLC
3.081%, 09/25/25 (144A)	423,255	423,124

MIST-330

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
RAIT Trust
2.323%, 05/13/31 (144A) (b)	500,000	$494,302
Resource Capital Corp. Ltd.
2.325%, 12/15/28 (144A) (b)	2,000,000	2,001,844
Timberstar Trust
5.668%, 10/15/36 (144A)	540,000	571,503
7.530%, 10/15/36 (144A)	1,549,000	1,600,588
UBS Commercial Mortgage Trust
3.400%, 05/10/45	845,000	895,116
Velocity Commercial Capital Loan Trust
2.171%, 09/25/44 (144A) (b)	981,877	968,033
Wells Fargo Commercial Mortgage Trust
2.819%, 08/15/50	400,000	414,698
3.477%, 08/15/50	1,250,000	1,323,500
5.584%, 11/15/43 (144A) (b)	950,000	1,068,245
WF-RBS Commercial Mortgage Trust
2.862%, 03/15/47	1,550,000	1,614,412
3.998%, 03/15/44 (144A)	520,000	553,992
5.246%, 06/15/44 (144A) (b)	400,000	435,945
5.392%, 02/15/44 (144A) (b)	250,000	277,893

		53,893,347

Total Mortgage-Backed Securities (Cost $112,494,924)		114,667,323

Floating Rate Loans (j)—7.6%

Advertising—0.1%
Affinion Group, Inc.
Term Loan B, 6.750%, 04/30/18	1,335,980	1,270,016

Aerospace/Defense—0.3%
DAE Aviation Holdings, Inc.
Term Loan B1, 5.000%, 11/02/18	1,400,431	1,401,598
DigitalGlobe, Inc.
Term Loan B, 3.750%, 01/31/20	932,960	935,521
DynCorp International LLC
Term Loan B, 6.250%, 07/07/16	154,176	153,405
Standard Aero, Ltd.
Term Loan B2, 5.000%, 11/02/18	634,854	635,383
TASC, Inc.
Term Loan B, 7.000%, 05/30/20	297,347	301,807

		3,427,714

Airlines—0.1%
Delta Air Lines, Inc.
Term Loan B1, 3.250%, 10/18/18	977,500	978,547

Auto Components—0.1%
Federal-Mogul Holdings Corp.
Term Loan C, 4.750%, 04/15/21	765,324	764,176
MPG Holdco I, Inc.
Term Loan B, 4.250%, 10/20/21	756,001	760,791

		1,524,967

Auto Manufacturers—0.2%
Chrysler Group LLC
Term Loan B, 3.500%, 05/24/17	2,998,188	3,000,055

Auto Parts & Equipment—0.5%
Goodyear Tire & Rubber Co. (The)
2nd Lien Term Loan, 4.750%, 04/30/19	625,000	631,348
Remy International, Inc.
Term Loan B, 4.250%, 03/05/20	907,031	910,432
TI Group Automotive Systems LLC
Term Loan B, 4.250%, 07/02/21	1,225,656	1,226,677
Tower Automotive Holdings USA LLC
Term Loan, 4.000%, 04/23/20	2,351,080	2,353,286
UCI International, Inc.
Term Loan B, 5.500%, 07/26/17	957,500	944,334

		6,066,077

Building Materials—0.0%
U.S. Silica Co.
Term Loan B, 4.000%, 07/17/20	361,069	346,626

Capital Markets—0.1%
Ozburn-Hessey Holding Co. LLC
Term Loan, 6.750%, 05/23/19	579,675	582,573

Chemicals—0.3%
Axalta Coating Systems U.S. Holdings, Inc.
Term Loan, 3.750%, 02/01/20	1,658,024	1,650,488
Chemtura Corp.
Term Loan B, 3.500%, 08/27/16	166,929	167,381
Huntsman International LLC
Extended Term Loan B, 2.723%, 04/19/17	150,051	150,097
Univar, Inc.
Term Loan B, 5.000%, 06/30/17	947,485	947,707
WR Grace & Co.
Delayed Draw Term Loan, 2.750%, 02/03/21	192,091	192,382
Term Loan, 2.750%, 02/03/21	533,809	534,619

		3,642,674

Commercial Services—0.3%
Interactive Data Corp.
Term Loan, 4.750%, 05/02/21	384,874	387,220
Laureate Education, Inc.
Term Loan B, 5.000%, 06/15/18	473,883	447,819
Monitronics International, Inc.
Term Loan B, 4.250%, 03/23/18	687,688	689,300
ON Assignment, Inc.
Term Loan B, 3.500%, 04/30/20	593,392	593,640
Scitor Corp.
Term Loan B, 5.000%, 02/15/17	354,886	354,960
Truven Health Analytics, Inc.
Term Loan B, 4.500%, 06/06/19	1,264,445	1,264,824

MIST-331

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Floating Rate Loans (j)—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—(Continued)
WCA Waste Corp.
Term Loan, 4.000%, 03/23/18	645,050	$641,288

		4,379,051

Computers—0.2%
Expert Global Solutions, Inc.
Term Loan B, 8.500%, 04/03/18	786,140	786,878
SkillSoft Corp.
1st Lien Term Loan, 5.750%, 04/28/21	1,691,500	1,674,162

		2,461,040

Distribution/Wholesale—0.1%
WESCO Distribution, Inc.
Term Loan B, 3.750%, 12/12/19	787,623	789,921

Diversified Consumer Services—0.1%
Darling International, Inc.
Term Loan B, 3.500%, 01/06/21 (EUR)	975,150	1,051,619

Diversified Financial Services—0.3%
Ocwen Financial Corp.
Term Loan, 5.000%, 02/15/18	2,734,200	2,668,694
RPI Finance Trust
Term Loan B3, 3.250%, 11/09/18	1,353,982	1,358,551

		4,027,245

Electric—0.3%
Calpine Construction Finance Co. L.P.
Term Loan B1, 3.000%, 05/03/20	1,154,438	1,140,909
Calpine Corp.
Term Loan B1, 4.000%, 04/01/18	1,180,800	1,185,638
NRG Energy, Inc.
Term Loan B, 2.750%, 07/02/18	890,636	887,729
NSG Holdings LLC
Term Loan, 3.750%, 12/11/19	669,282	668,445

		3,882,721

Electric Utilities—0.0%
Star West Generation LLC
Term Loan B, 4.250%, 03/13/20	468,013	469,184

Electrical Components & Equipment—0.0%
Pelican Products, Inc.
Term Loan, 5.250%, 04/10/20	275,742	275,139

Entertainment—0.1%
Pinnacle Entertainment, Inc.
Term Loan B2, 3.750%, 08/13/20	510,443	511,134
Six Flags Theme Parks, Inc.
Term Loan B, 3.500%, 12/20/18	694,817	698,870

		1,210,004

Environmental Control—0.0%
Waste Industries USA, Inc.
Term Loan B, 4.250%, 02/20/20	520,000	522,275

Food—0.1%
AdvancePierre Foods, Inc.
Term Loan, 5.750%, 07/10/17	170,444	170,950
Pinnacle Foods Finance LLC
Term Loan G, 3.000%, 04/29/20	856,153	853,936
Rack Merger Sub, Inc.
Term Loan, 4.750%, 10/01/21	378,100	379,833

		1,404,719

Forest Products & Paper—0.2%
Appvion, Inc.
Term Loan, 5.753%, 06/28/19	1,871,500	1,752,192
Exopack Holdings S.A.
Term Loan B, 5.250%, 05/08/19	794,938	800,403

		2,552,595

Healthcare-Products—0.2%
Immucor, Inc.
Term Loan B2, 5.000%, 08/17/18	1,520,376	1,528,454
Kinetic Concepts, Inc.
Term Loan E1, 0.000%, 05/04/18 (k)	1,196,970	1,201,645

		2,730,099

Healthcare-Services—0.7%
Accentcare, Inc.
Term Loan B, 6.513%, 12/22/16	475,674	454,268
Alliance Healthcare Services, Inc.
Term Loan B, 4.250%, 06/03/19	736,879	735,497
Ardent Medical Services, Inc.
Term Loan, 6.750%, 07/02/18	390,670	392,684
HCA, Inc.
Extended Term Loan B4, 3.025%, 05/01/18	103,238	103,415
Term Loan B5, 2.928%, 03/31/17	247,585	247,972
Iasis Healthcare LLC
Term Loan B2, 4.500%, 05/03/18	696,285	698,636
IMS Health, Inc.
Term Loan, 3.500%, 03/17/21	632,727	632,035
Kindred Healthcare, Inc.
Term Loan, 4.250%, 04/09/21	1,567,865	1,577,338
MMM Holdings, Inc.
Term Loan, 9.750%, 12/12/17	312,176	277,056
MSO of Puerto Rico, Inc.
Term Loan, 9.750%, 12/12/17	226,953	201,421
Select Medical Corp.
Term Loan B, 3.750%, 06/01/18	374,613	375,081
Surgical Care Affiliates, Inc.
Term Loan B, 4.250%, 03/17/22	2,134,783	2,136,117
Virtual Radiologic Corp.
Term Loan A, 7.250%, 12/22/16 (f)	975,286	797,296

		8,628,816

MIST-332

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Floating Rate Loans (j)—(Continued)

Security Description	Principal Amount*	Value

Home Furnishings—0.1%
Tempur-Pedic International, Inc.
Term Loan B, 3.500%, 03/18/20	1,323,942	$1,326,976

Household Products—0.1%
Revlon Consumer Products Corp.
Term Loan B, 3.250%, 11/20/17	652,841	652,127

Industrial Conglomerates—0.1%
Mirror BidCo Corp.
Term Loan, 4.250%, 12/28/19	1,202,479	1,201,226

Insurance—0.7%
Alliant Holdings I, Inc.
Term Loan B, 5.000%, 12/20/19	483,655	484,159
CNO Financial Group, Inc.
Term Loan B2, 3.750%, 09/28/18	825,479	828,037
Confie Seguros Holding II Co.
1st Lien Term Loan, 6.750%, 11/09/18	3,336,780	3,329,829
USI, Inc.
Term Loan B, 4.250%, 12/27/19	4,506,794	4,484,260

		9,126,285

Iron/Steel—0.0%
Essar Steel Algoma, Inc.
Term Loan, 7.500%, 08/09/19	373,125	358,511

Machinery—0.1%
Paladin Brands Holding, Inc.
Term Loan B, 6.750%, 08/16/19	603,475	605,360

Machinery-Construction & Mining—0.0%
Terex Corp.
Term Loan, 3.500%, 08/13/21	313,087	314,065

Media—0.2%
Charter Communications Operating LLC
Term Loan F, 3.000%, 01/03/21	1,105,313	1,102,463
Houghton Mifflin Harcourt Publishing Co.
Term Loan B, 4.250%, 05/22/18	297,055	296,065
Kasima LLC
Term Loan B, 3.250%, 05/17/21	421,875	422,139

		1,820,667

Mining—0.1%
Novelis, Inc.
Term Loan, 3.750%, 03/10/17	789,972	790,383

Oil & Gas—0.1%
Drillships Financing Holdings, Inc.
Term Loan B1, 6.000%, 03/31/21	673,952	516,247
Fieldwood Energy LLC
2nd Lien Term Loan, 8.375%, 09/30/20	1,000,000	735,938

Oil & Gas—(Continued)
Glenn Pool Oil & Gas Trust
Term Loan, 4.500%, 05/02/16	551,649	550,270

		1,802,455

Packaging & Containers—0.0%
BWAY Holding Co., Inc.
Term Loan B, 5.500%, 08/14/20	124,063	125,226
Reynolds Group Holdings, Inc.
Term Loan, 4.500%, 12/01/18	238,819	240,034

		365,260

Pharmaceuticals—0.3%
Grifols Worldwide Operations USA, Inc.
Term Loan B, 3.178%, 02/27/21	1,009,800	1,009,990
Par Pharmaceutical Cos., Inc.
Term Loan B2, 4.000%, 09/30/19	1,857,523	1,857,523
Valeant Pharmaceuticals International, Inc.
Term Loan B, 3.500%, 12/11/19	341,117	341,354
Term Loan B, 3.500%, 08/05/20	1,094,770	1,095,797

		4,304,664

Retail—0.2%
Dollar Tree, Inc.
Term Loan B, 4.250%, 03/09/22	500,000	505,859
Michaels Stores, Inc.
Incremental Term Loan B2, 4.000%, 01/28/20	696,500	698,303
Pilot Travel Centers LLC
Term Loan B, 4.250%, 10/01/21	506,850	511,919
Wendy’s International, Inc.
Term Loan B, 3.250%, 05/15/19	784,483	785,464

		2,501,545

Semiconductors—0.0%
Microsemi Corp.
Term Loan B1, 3.250%, 02/19/20	352,229	352,406

Software—0.3%
Cinedigm Digital Funding I LLC
Term Loan, 3.750%, 02/28/18	181,820	182,501
Epiq Systems, Inc.
Term Loan B, 4.500%, 08/27/20	688,219	689,939
First Data Corp.
Extended Term Loan, 3.674%, 03/24/18	372,933	373,205
MedAssets, Inc.
Term Loan B, 4.000%, 12/13/19	253,430	253,113
Nuance Communications, Inc.
Term Loan C, 2.930%, 08/07/19	713,337	707,452
Rovi Solutions Corp.
Term Loan B, 3.750%, 07/02/21	606,924	605,406
Verint Systems, Inc.
Term Loan, 3.500%, 09/06/19	782,837	783,327

MIST-333

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Floating Rate Loans (j)—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
Vertafore, Inc.
1st Lien Term Loan, 4.250%, 10/03/19	359,455	$360,017

		3,954,960

Specialty Retail—0.1%
Camping World, Inc.
Term Loan, 5.750%, 02/20/20	1,203,125	1,214,781

Telecommunications—0.8%
Cincinnati Bell, Inc.
Term Loan B, 4.000%, 09/10/20	1,423,325	1,423,919
CommScope, Inc.
Term Loan B3, 2.829%, 01/21/17	218,834	218,560
Term Loan B4, 3.250%, 01/14/18	328,251	328,316
MCC Iowa LLC
Term Loan H, 3.250%, 01/29/21	943,200	938,190
Telesat Canada
Term Loan B2, 3.500%, 03/28/19	2,528,890	2,527,289
Virgin Media Bristol LLC
Term Loan B, 3.500%, 06/07/20	3,662,858	3,663,111
Ziggo Financing Partnership
Term Loan B1, 3.500%, 01/15/22	471,479	468,974
Term Loan B2A, 3.500%, 01/15/22	303,830	302,216
Term Loan B3, 3.500%, 01/15/22	499,691	497,037

		10,367,612

Transportation—0.1%
Swift Transportation Co. LLC
Term Loan B, 3.750%, 06/09/21	843,753	847,445

Total Floating Rate Loans (Cost $97,625,608)		97,130,405

Asset-Backed Securities—4.3%

Asset-Backed - Automobile—0.5%
American Credit Acceptance Receivables Trust
4.050%, 02/15/18 (144A)	274,503	274,610
AmeriCredit Automobile Receivables Trust
4.040%, 07/10/17	300,000	305,269
Capital Auto Receivables Asset Trust
2.190%, 09/20/21	500,000	501,089
Capital Automotive REIT
3.660%, 10/15/44 (144A)	1,900,000	1,922,053
CarNow Auto Receivables Trust
2.980%, 11/15/17 (144A)	473,000	474,135
Chesapeake Funding LLC
1.325%, 05/07/24 (144A) (b)	300,000	301,107
First Investors Auto Owner Trust
2.530%, 01/15/20 (144A)	275,000	275,279
Flagship Credit Auto Trust
5.380%, 07/15/20 (144A)	700,000	727,105
Santander Drive Auto Receivables Trust
2.700%, 08/15/18	650,000	659,400

Asset-Backed - Automobile—(Continued)
Tidewater Auto Receivables Trust
2.830%, 10/15/19 (144A)	500,000	503,446
United Auto Credit Securitization Trust
2.900%, 12/15/17 (144A)	400,000	401,632

		6,345,125

Asset-Backed - Home Equity—0.2%
Accredited Mortgage Loan Trust
0.324%, 09/25/36 (b)	703,225	693,178
GSAA Home Equity Trust
4.872%, 06/25/34 (b)	1,297,891	1,159,098
Home Equity Asset Trust
0.284%, 03/25/37 (b)	249,014	245,330
Irwin Whole Loan Home Equity Trust
1.221%, 03/25/25 (b)	77,353	77,303
Nationstar Home Equity Loan Trust
0.324%, 03/25/37 (b)	218,849	213,435
Option One Mortgage Loan Trust Asset-Backed Certificates
0.434%, 11/25/35 (b)	277,116	273,822
Truman Capital Mortgage Loan Trust
1.874%, 01/25/34 (144A) (b)	535,342	521,817
Wells Fargo Home Equity Trust
0.584%, 11/25/35 (b)	72,413	72,334

		3,256,317

Asset-Backed - Manufactured Housing—0.2%
Conseco Financial Corp.
6.240%, 12/01/28 (b)	33,140	34,154
Greenpoint Manufactured Housing
8.450%, 06/20/31 (b)	116,052	119,629
Lehman ABS Manufactured Housing Contract Trust
5.873%, 04/15/40	152,292	163,647
Madison Avenue Manufactured Housing Contract
2.424%, 03/25/32 (b)	378,877	378,868
3.424%, 03/25/32 (b)	250,000	244,581
Mid-State Capital Trust
5.250%, 12/15/45 (144A)	396,452	410,531
7.000%, 12/15/45 (144A)	468,534	503,944
Mid-State Trust
7.540%, 02/15/36	42,295	45,296
Origen Manufactured Housing Contract Trust
5.460%, 11/15/35 (b)	270,904	276,572
5.460%, 06/15/36 (b)	220,585	229,646
5.910%, 01/15/35 (b)	381,073	401,130

		2,807,998

Asset-Backed - Other—3.4%
American Homes 4 Rent
1.600%, 06/17/31 (144A) (b)	500,000	495,420
4.110%, 04/17/52 (144A)	400,000	406,671

MIST-334

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
American Homes 4 Rent Trust
4.596%, 12/17/36 (144A)	1,000,000	$1,058,187
5.040%, 12/17/36 (144A)	1,000,000	1,071,516
5.149%, 10/17/36 (144A)	500,000	540,749
Applebee’s Funding LLC / IHOP Funding LLC
4.277%, 09/05/44 (144A)	1,900,000	1,966,587
Bayview Opportunity Master Fund IIa Trust
3.721%, 02/28/35 (144A) (b)	890,500	891,020
3.721%, 08/28/44 (144A) (b)	581,745	582,122
Bayview Opportunity Master Fund Trust IIIa
3.623%, 07/28/19 (144A)	407,085	405,740
Beacon Container Finance LLC
3.720%, 09/20/27 (144A)	187,810	192,060
Carrington Mortgage Loan Trust
0.284%, 07/25/36 (b)	192,573	188,794
0.574%, 09/25/35 (b)	34,383	34,108
Citicorp Residential Mortgage Trust
5.775%, 09/25/36	693,752	725,502
CKE Restaurant Holdings, Inc.
4.474%, 03/20/43 (144A)	3,007,000	3,104,514
Colony American Homes
2.075%, 07/17/31 (144A) (b)	1,000,000	998,817
Countrywide Asset-Backed Certificates
0.354%, 06/25/36 (b)	287,342	281,418
0.421%, 04/25/36 (b)	140,850	139,572
4.456%, 10/25/35 (b)	69,562	69,476
Credit-Based Asset Servicing and Securitization LLC
0.261%, 04/25/37 (b)	288,804	245,760
DB Master Finance LLC
3.980%, 02/20/45 (144A)	2,150,000	2,195,709
Dominos Pizza Master Issuer LLC
5.216%, 01/25/42 (144A)	2,242,666	2,331,889
Drug Royalty II L.P. 2
3.081%, 07/15/23 (144A) (b)	702,174	713,052
Ellington Loan Acquisition Trust
1.074%, 05/28/37 (144A) (b)	908,811	893,951
First Franklin Mortgage Loan Trust
0.849%, 03/25/35 (b)	39,640	39,565
GLC Trust
3.000%, 07/15/21 (144A)	933,971	933,037
GMAT Trust
3.967%, 11/25/43 (144A)	990,521	990,538
Hercules Capital Funding Trust
3.320%, 12/16/17 (144A)	14,217	14,150
HOA Funding LLC
4.846%, 08/20/44 (144A)	2,277,000	2,282,693
Icon Brands Holdings LLC
4.229%, 01/25/43 (144A)	1,023,854	1,025,716
JPMorgan Mortgage Acquisition Trust
0.321%, 05/25/36 (b)	91,660	90,972
Leaf Receivables Funding LLC
2.670%, 09/15/20 (144A)	538,712	541,718
5.110%, 09/15/21 (144A)	531,000	544,594
5.500%, 09/15/20 (144A)	367,451	372,060

Asset-Backed - Other—(Continued)
Progreso Receivables Funding I LLC
4.000%, 07/09/18 (144A)	1,271,000	1,267,823
Residential Asset Mortgage Products Trust
5.165%, 01/25/34	197,872	179,577
Sierra Timeshare Receivables Funding LLC
1.870%, 08/20/29 (144A)	161,711	162,090
Silver Bay Realty Trust
2.223%, 09/17/31 (144A) (b)	1,000,000	1,002,150
Spirit Master Funding LLC
3.887%, 12/20/43 (144A)	200,000	205,794
4.629%, 01/20/45 (144A)	1,600,000	1,668,480
5.740%, 03/20/42 (144A)	178,476	200,696
Springleaf Funding Trust
2.410%, 12/15/22 (144A)	900,000	900,369
2.580%, 09/15/21 (144A)	1,809,715	1,817,761
STORE Master Funding LLC
4.160%, 03/20/43 (144A)	193,679	198,887
4.210%, 04/20/44 (144A)	597,500	615,658
Structured Asset Investment Loan Trust
0.374%, 01/25/36 (b)	284,582	276,465
Structured Asset Securities Corp. Mortgage Loan Trust
0.304%, 03/25/37 (b)	147,955	147,195
TAL Advantage V LLC
3.510%, 02/22/39 (144A)	1,136,875	1,155,175
U.S. Residential Opportunity Fund Trust
3.721%, 01/27/35 (144A)	989,581	992,882
Vericrest Opportunity Loan Transferee LLC
3.125%, 04/27/54 (144A)	555,575	553,699
Vericrest Opportunity Loan Trust XIX LLC
3.875%, 04/26/55 (144A)	826,961	830,076
Vericrest Opportunity Loan Trust XXXIII LLC
3.500%, 03/25/55 (144A)	800,000	800,032
Westgate Resorts LLC
2.150%, 12/20/26 (144A)	627,481	618,759
2.250%, 08/20/25 (144A)	300,345	299,534
2.500%, 03/20/25 (144A)	134,182	134,276
2.750%, 05/20/27 (144A)	1,212,628	1,214,466
3.250%, 12/20/26 (144A)	1,338,626	1,327,515
3.750%, 08/20/25 (144A)	119,185	119,925
4.500%, 01/20/25 (144A)	163,963	164,766

		43,221,727

Total Asset-Backed Securities (Cost $54,404,808)		55,631,167

Foreign Government—3.8%

Municipal—0.3%
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/28 (144A)	3,000,000	2,865,000
Province of Salta Argentina
9.500%, 03/16/22 (144A) (i)	741,240	719,003

		3,584,003

MIST-335

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—3.5%
Croatia Government International Bond
5.500%, 04/04/23 (144A)	1,300,000	$1,379,625
Indonesia Treasury Bonds
6.125%, 05/15/28 (IDR)	4,898,000,000	329,093
7.000%, 05/15/22 (IDR)	4,500,000,000	337,113
7.000%, 05/15/27 (IDR)	4,400,000,000	321,713
8.250%, 06/15/32 (IDR)	24,816,000,000	1,983,382
IPIC GMTN, Ltd.
5.500%, 03/01/22 (144A)	1,680,000	1,963,500
Ivory Coast Government International Bond
6.375%, 03/03/28 (144A) (i)	860,000	862,150
Kenya Government International Bond
5.875%, 06/24/19 (144A) (a)	735,000	756,499
Mexican Bonos
6.500%, 06/09/22 (MXN)	53,750,000	3,683,419
7.500%, 06/03/27 (MXN)	56,500,000	4,110,708
Mexican Udibonos
2.000%, 06/09/22 (MXN) (i)	19,230,967	1,205,876
3.500%, 12/14/17 (MXN) (i)	26,382,979	1,821,092
Norwegian Government Bonds
2.000%, 05/24/23 (NOK)	10,000,000	1,301,094
4.500%, 05/22/19 (NOK)	17,550,000	2,483,474
5.000%, 05/15/15 (NOK)	83,350,000	10,385,614
Poland Government International Bond
4.000%, 01/22/24	1,325,000	1,454,850
Romania Government Bonds
5.850%, 04/26/23 (RON)	14,070,000	4,083,924
5.950%, 06/11/21 (RON)	7,310,000	2,102,600
Russian Federal Bond - OFZ
7.000%, 08/16/23 (RUB)	239,798,000	3,110,782
Russian Foreign Bond - Eurobond
7.500%, 03/31/30 (144A) (a) (i)	748,438	858,757
Zambia Government International Bond
5.375%, 09/20/22 (144A)	800,000	730,200

		45,265,465

Total Foreign Government (Cost $58,304,228)		48,849,468

Municipals—3.2%
Baylor University
4.313%, 03/01/42	800,000	830,816
Brazos River Harbor, TX Navigation District Revenue Bonds Dow Chemical Co. Project
5.950%, 05/15/33	3,360,000	3,768,643
California Educational Facilities Authority Revenue
5.000%, 06/01/43	1,470,000	2,029,717
Gulf Coast Waste Disposal Authority
5.200%, 05/01/28	945,000	994,783
Indianapolis Airport Authority Federal Express Corp. Project
5.100%, 01/15/17	660,000	706,682
JobsOhio Beverage System
3.985%, 01/01/29	2,990,000	3,188,267
4.532%, 01/01/35	760,000	856,505
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Westlake Chemical Corp. Projects
6.750%, 11/01/32	1,550,000	1,736,542
Massachusetts State Development Finance Agency Revenue Board Institute, Inc.
5.250%, 04/01/37	1,350,000	1,553,053
5.375%, 04/01/41	400,000	463,168
Massachusetts State Health & Educational Facilities Authority Revenue Massachusetts Institute of Technology
5.500%, 07/01/32	950,000	1,306,658
New Hampshire Health & Educational Facilities Authority Revenue, Wentworth Douglas Hospital
6.500%, 01/01/41	600,000	729,444
New Jersey Economic Development Authority Lease Revenue
Zero Coupon, 02/15/18	3,400,000	3,192,974
New Jersey State Transportation Trust Fund Authority Transportation Systems
5.500%, 06/15/41	2,000,000	2,183,600
New York City Transitional Finance Authority Revenue Future Tax Secured
5.000%, 11/01/33	300,000	346,587
North East Independent School District
5.250%, 02/01/31	640,000	833,517
Port Authority of New York & New Jersey
4.458%, 10/01/62	460,000	502,665
Port of Corpus Christi Authority TX Celanese Project
6.700%, 11/01/30	1,500,000	1,504,020
Selma AL, Industrial Development Board Revenue Gulf Opportunity Zone, International Paper Co. Projects
6.250%, 11/01/33	800,000	946,856
St. John Baptist Parish LA, Revenue Bond Marathon Oil Corp.
5.125%, 06/01/37	1,710,000	1,803,811
State of Washington
3.000%, 07/01/28	450,000	451,152
Texas A&M University Permanent University Fund
5.000%, 07/01/30	530,000	640,023
Texas Brazos Harbor Industrial Development Corp., Environmental Facilities Revenue Dow Chemical Project.
5.900%, 05/01/38 (b)	1,505,000	1,650,955
Texas Municipal Gas Acquisition & Supply Corp. III
5.000%, 12/15/30	750,000	834,960
5.000%, 12/15/31	1,550,000	1,721,135

MIST-336

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Municipals—(Continued)

Security Description	Principal Amount*	Value
University of California CA, Revenue
3.380%, 05/15/28	1,200,000	$1,191,216
University of Texas System
5.000%, 08/15/43	395,000	452,753
Virginia Commonwealth Transportation Board
4.000%, 05/15/31	1,300,000	1,390,129
4.000%, 05/15/32	1,300,000	1,384,812
Washington Suburban Sanitary Commission
4.000%, 06/01/43	960,000	1,018,925
4.000%, 06/01/44	930,000	986,321
Yavapai County AZ, Industrial Development Authority Solid Waste Disposal Revenue Waste Management, Inc. Project
4.900%, 03/01/28	300,000	312,741

Total Municipals (Cost $38,075,532)		41,513,430

Convertible Bonds—2.4%

Biotechnology—0.1%
Medicines Co. (The)
2.500%, 01/15/22 (144A)	1,145,000	1,233,022

Commercial Services—0.1%
Cardtronics, Inc.
1.000%, 12/01/20	465,000	460,059
Euronet Worldwide, Inc.
1.500%, 10/01/44 (144A)	540,000	584,213

		1,044,272

Computers—0.2%
Mentor Graphics Corp.
4.000%, 04/01/31 (a)	2,213,000	2,760,717

Electrical Components & Equipment—0.2%
General Cable Corp.
4.500%, 11/15/29 (a) (l)	2,420,000	1,919,363

Electronics—0.2%
Vishay Intertechnology, Inc.
2.250%, 05/15/41 (144A)	2,545,000	2,187,109

Energy-Alternate Sources—0.0%
LDK Solar Co., Ltd.
5.535%, 12/31/18 (e) (m)	323,800	0
SolarCity Corp.
1.625%, 11/01/19 (144A)	360,000	318,600

		318,600

Healthcare-Products—0.4%
Hologic, Inc.
2.000%, 03/01/42 (a) (l)	935,000	1,157,647

Healthcare-Products—(Continued)
NuVasive, Inc.
2.750%, 07/01/17	2,580,000	3,221,775

		4,379,422

Healthcare-Services—0.1%
Molina Healthcare, Inc.
1.625%, 08/15/44 (a)	1,155,000	1,493,559

Home Builders—0.3%
KB Home
1.375%, 02/01/19 (a)	1,275,000	1,219,219
Ryland Group, Inc. (The)
0.250%, 06/01/19	1,095,000	1,066,256
Standard Pacific Corp.
1.250%, 08/01/32	1,210,000	1,492,081

		3,777,556

Internet—0.2%
Priceline Group, Inc. (The)
0.900%, 09/15/21 (144A) (a)	1,375,000	1,326,875
WebMD Health Corp.
2.500%, 01/31/18	1,410,000	1,432,913

		2,759,788

Mining—0.2%
Mirabela Nickel, Ltd.
9.500%, 06/20/19 (144A) (d) (e)	313,203	222,374
Vedanta Resources Jersey, Ltd.
5.500%, 07/13/16	2,200,000	2,101,000

		2,323,374

Oil & Gas—0.2%
American Energy - Utica LLC
3.500%, 03/01/21 (144A) (e)	860,000	421,400
Chesapeake Energy Corp.
2.250%, 12/15/38	1,250,000	1,134,375
Cobalt International Energy, Inc.
2.625%, 12/01/19	1,425,000	1,035,797

		2,591,572

Software—0.1%
Nuance Communications, Inc.
2.750%, 11/01/31	1,745,000	1,731,913

Telecommunications—0.1%
Finisar Corp.
0.500%, 12/15/33	1,300,000	1,332,500

Transportation—0.0%
Golar LNG, Ltd.
3.750%, 03/07/17	300,000	314,670

Total Convertible Bonds (Cost $29,026,235)		30,167,437

MIST-337

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Preferred Stocks—1.8%

Security Description	Shares	Value

Air Freight & Logistics—0.1%
CEVA Group plc - Series A2 (f)	864	$626,197

Banks—0.7%
Citigroup, Inc., 7.125% (a) (b)	150,000	4,146,000
CoBank ACB, 6.250% (b)	1,500	153,422
Fifth Third Bancorp, 6.625% (a) (b)	22,310	630,257
GMAC Capital Trust I, 8.125% (b)	56,000	1,470,000
U.S. Bancorp Series G, 6.000% (a) (b)	71,264	1,946,220

		8,345,899

Capital Markets—0.2%
Morgan Stanley
6.375% (b)	16,190	421,588
7.125% (a) (b)	50,000	1,423,500
State Street Corp., 5.900% (b)	43,000	1,173,470

		3,018,558

Consumer Finance—0.1%
Ally Financial, Inc. , 7.000% (144A)	1,500	1,532,109

Diversified Financial Services—0.2%
Citigroup Capital XIII, 7.875% (b)	89,357	2,369,748

Insurance—0.3%
Allstate Corp. (The), 5.100% (b)	106,925	2,776,842
Aspen Insurance Holdings, Ltd., 5.950% (a) (b)	50,000	1,284,000

		4,060,842

Telecommunications—0.2%
Qwest Corp., 7.375%	109,000	2,864,520

Total Preferred Stocks (Cost $22,176,160)		22,817,873

Convertible Preferred Stocks—0.6%

Banks—0.5%
Bank of America Corp.
7.250%, 12/31/49	462	534,534
Wells Fargo & Co., Series L
7.500%, 12/31/49	4,965	6,072,195

		6,606,729

Diversified Financial Services—0.1%
AMG Capital Trust II
5.150%, 10/15/37	20,000	1,218,750

Total Convertible Preferred Stocks (Cost $7,261,269)		7,825,479

Common Stocks—0.1%

Air Freight & Logistics—0.1%
CEVA Holdings LLC (f) (n)	399	289,275

Commercial Services—0.0%
Comdisco Holding Co., Inc. (n)	83	344

Marine—0.0%
Horizon Lines, Inc. - Class A (f) (n)	278,510	181,032

Media—0.0%
Cengage Learning, Inc. (n)	10,995	249,449

Metals & Mining—0.0%
Mirabela Nickel, Ltd. (f) (n)	2,370,320	251,686

Semiconductors & Semiconductor Equipment—0.0%
LDK Solar Co., Ltd. (ADR) (n)	22,685	3,403

Total Common Stocks (Cost $2,320,794)		975,189

Warrant—0.0%

Sovereign—0.0%
Venezuela Government Oil-Linked Payment Obligation, Expires 04/15/20 (f) (n) (Cost $0)	1,700	11,900

Escrow Shares—0.0%

Forest Products & Paper—0.0%
Sino-Forest Corp. (c) (f)	1,246,000	0
Sino-Forest Corp. (c) (f)	500,000	0

		0

Transportation—0.0%
Inversiones Alsacia S.A. (c) (f)	1,790,000	0

Total Escrow Shares (Cost $0)		0

Short-Term Investments—11.5%

Mutual Fund—7.0%
State Street Navigator Securities Lending MET Portfolio (o)	89,055,109	89,055,109

MIST-338

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreement—4.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/15 at 0.000% to be repurchased at $57,998,706 on 04/01/15, collateralized by $59,095,000 U.S. Treasury Note at 0.250% due 08/15/15, with a value of $59,159,097.	57,998,706	$57,998,706

Total Short-Term Investments (Cost $147,053,815)		147,053,815

Total Investments—107.5% (Cost $1,362,418,802) (p)		1,377,105,526
Other assets and liabilities (net)—(7.5)%		(96,302,027)

Net Assets—100.0%		$1,280,803,499

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2015, the market value of securities loaned was $91,398,204 and the collateral received consisted of cash in the amount of $89,055,109 and non-cash collateral with a value of $5,526,450. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2015. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2015, the market value of restricted securities was $313,126, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f)	Illiquid security. As of March 31, 2015, these securities represent 1.1% of net assets.
(g)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(h)	Interest only security.
(i)	Principal amount of security is adjusted for inflation.
(j)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(k)	This loan will settle after March 31, 2015, at which time the interest rate will be determined.
(l)	Security is a “step-down” bond where the coupon decreases or steps down at a predetermined date. Rate shown is current coupon rate.
(m)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2015, these securities represent less than 0.05% of net assets.
(n)	Non-income producing security.
(o)	Represents investment of cash collateral received from securities on loan as of March 31, 2015.
(p)	As of March 31, 2015, the aggregate cost of investments was $1,362,418,802. The aggregate unrealized appreciation and depreciation of investments were $50,173,401 and $(35,486,677), respectively, resulting in net unrealized appreciation of $14,686,724.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2015, the market value of 144A securities was $371,517,546, which is 29.0% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(AUD)—	Australian Dollar
(CMO)—	Collateralized Mortgage Obligation
(EUR)—	Euro
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(RON)—	New Romanian Leu
(RUB)—	Russian Ruble
(TRY)—	Turkish Lira

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Desarrolladora Homex S.A.B. de C.V.	12/11/09	$855,000	$847,104	$51,386
Desarrolladora Homex S.A.B. de C.V.	02/02/12	655,000	648,518	39,366
Mirabela Nickel, Ltd.	06/06/14 - 06/30/14	313,203	313,203	222,374

				$313,126

MIST-339

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
AUD	1,878,783	Citibank N.A.	05/04/15	$1,456,470	$28,125
CAD	3,532,147	JPMorgan Chase Bank N.A.	04/30/15	2,823,989	36,192
EUR	21,715,887	Brown Brothers Harriman & Co.	04/14/15	25,693,977	2,340,271
EUR	1,031,731	JPMorgan Chase Bank N.A.	06/04/15	1,155,041	44,741
JPY	981,262,000	JPMorgan Chase Bank N.A.	06/18/15	8,098,718	(91,720)
NZD	2,495,750	Citibank N.A.	05/12/15	1,805,438	(53,125)
NZD	2,476,504	JPMorgan Chase Bank N.A.	05/12/15	1,821,407	(22,823)
RUB	66,297,483	JPMorgan Chase Bank N.A.	04/13/15	1,068,539	(64,919)

Net Unrealized Appreciation					$2,216,742

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
U.S. Treasury Ultra Long Bond Futures	06/19/15	116	USD	19,342,415	$363,085

Futures Contracts—Short
U.S. Treasury Long Bond Futures	06/19/15	(54)	USD	(8,740,603)	(108,647)
U.S. Treasury Note 10 Year Futures	06/19/15	(1,237)	USD	(157,559,449)	(1,897,583)
U.S. Treasury Note 2 Year Futures	06/30/15	(36)	USD	(7,862,525)	(27,099)
U.S. Treasury Note 5 Year Futures	06/30/15	(878)	USD	(104,513,864)	(1,031,339)

Net Unrealized Depreciation					$(2,701,583)

Swap Agreements

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (a)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2015(b)	Notional Amount(c)		Unrealized Appreciation
CDX.NA.HY.23.V3	5.000%	12/20/19	3.058%	USD	18,637,667	$478,400

OTC Credit Default Swaps on Corporate Issues—Sell Protection (a)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2015(b)	Notional Amount(c)		Market Value	Upfront Premium (Received)	Unrealized Depreciation
Diamond Offshore Drilling, Inc. 4.875%, due 07/01/15	1.000%	12/20/19	Morgan Stanley Capital Services LLC	3.174%	USD	2,525,000	$(234,759)	$(92,038)	$(142,721)

(a)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

MIST-340

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(EUR)—	Euro
(JPY)—	Japanese Yen
(NZD)—	New Zealand Dollar
(RUB)—	Russian Ruble
(USD)—	United States Dollar
(CDX.NA.HY)—	Markit North America High Yield CDS Index

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Advertising	$—	$192,863	$—	$192,863
Aerospace/Defense	—	2,312,350	—	2,312,350
Agriculture	—	6,746,269	—	6,746,269
Airlines	—	5,153,038	—	5,153,038
Auto Manufacturers	—	1,905,199	—	1,905,199
Auto Parts & Equipment	—	259,375	—	259,375
Banks	—	74,516,882	—	74,516,882
Beverages	—	1,998,736	—	1,998,736
Building Materials	—	12,888,239	—	12,888,239
Chemicals	—	12,595,045	—	12,595,045
Coal	—	229,600	—	229,600
Commercial Services	—	13,273,704	—	13,273,704
Computers	—	5,030,676	—	5,030,676
Diversified Financial Services	—	36,125,872	—	36,125,872
Electric	—	30,987,245	—	30,987,245
Electrical Components & Equipment	—	28,318	—	28,318
Electronics	—	3,337,525	—	3,337,525
Energy-Alternate Sources	—	1,125,126	—	1,125,126
Engineering & Construction	—	4,151,200	—	4,151,200
Entertainment	—	3,440,694	—	3,440,694
Food	—	14,143,757	—	14,143,757
Forest Products & Paper	—	3,943,217	—	3,943,217

MIST-341

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Gas	$—	$3,036,825	$—	$3,036,825
Hand/Machine Tools	—	1,642,272	—	1,642,272
Healthcare-Products	—	2,422,500	—	2,422,500
Healthcare-Services	—	2,940,388	—	2,940,388
Home Builders	—	7,036,187	—	7,036,187
Home Furnishings	—	1,240,850	—	1,240,850
Household Products/Wares	—	2,402,245	—	2,402,245
Insurance	—	72,937,401	11,173,790	84,111,191
Internet	—	5,272,612	—	5,272,612
Investment Company Security	—	980,194	—	980,194
Iron/Steel	—	7,040,411	—	7,040,411
Leisure Time	—	717,500	—	717,500
Lodging	—	4,046,812	—	4,046,812
Machinery-Construction & Mining	—	688,542	—	688,542
Machinery-Diversified	—	3,299,156	—	3,299,156
Media	—	4,881,027	—	4,881,027
Metal Fabricate/Hardware	—	369,371	—	369,371
Mining	—	9,860,196	—	9,860,196
Multi-National	—	18,744,872	—	18,744,872
Oil & Gas	—	36,205,171	—	36,205,171
Oil & Gas Services	—	8,793,856	—	8,793,856
Packaging & Containers	—	4,516,062	—	4,516,062
Pharmaceuticals	—	2,013,650	—	2,013,650
Pipelines	—	38,711,185	—	38,711,185
Real Estate	—	1,251,465	—	1,251,465
Real Estate Investment Trusts	—	18,705,013	—	18,705,013
Retail	—	5,894,360	—	5,894,360
Semiconductors	—	4,707,275	—	4,707,275
Software	—	3,656,625	—	3,656,625
Telecommunications	—	29,780,809	—	29,780,809
Textiles	—	583,714	—	583,714
Transportation	—	2,002,009	—	2,002,009
Trucking & Leasing	—	2,088,169	—	2,088,169
Total Corporate Bonds & Notes	—	542,853,654	11,173,790	554,027,444
Total U.S. Treasury & Government Agencies*	—	256,434,596	—	256,434,596
Total Mortgage-Backed Securities*	—	114,667,323	—	114,667,323
Total Floating Rate Loans*	—	97,130,405	—	97,130,405
Total Asset-Backed Securities*	—	55,631,167	—	55,631,167
Total Foreign Government*	—	48,849,468	—	48,849,468
Total Municipals	—	41,513,430	—	41,513,430
Convertible Bonds
Biotechnology	—	1,233,022	—	1,233,022
Commercial Services	—	1,044,272	—	1,044,272
Computers	—	2,760,717	—	2,760,717
Electrical Components & Equipment	—	1,919,363	—	1,919,363
Electronics	—	2,187,109	—	2,187,109
Energy-Alternate Sources	—	318,600	0	318,600
Healthcare-Products	—	4,379,422	—	4,379,422
Healthcare-Services	—	1,493,559	—	1,493,559
Home Builders	—	3,777,556	—	3,777,556
Internet	—	2,759,788	—	2,759,788
Mining	—	2,323,374	—	2,323,374
Oil & Gas	—	2,591,572	—	2,591,572
Software	—	1,731,913	—	1,731,913
Telecommunications	—	1,332,500	—	1,332,500
Transportation	—	314,670	—	314,670
Total Convertible Bonds	—	30,167,437	0	30,167,437

MIST-342

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Preferred Stocks
Air Freight & Logistics	$—	$626,197	$—	$626,197
Banks	8,192,477	153,422	—	8,345,899
Capital Markets	3,018,558	—	—	3,018,558
Consumer Finance	—	1,532,109	—	1,532,109
Diversified Financial Services	2,369,748	—	—	2,369,748
Insurance	4,060,842	—	—	4,060,842
Telecommunications	2,864,520	—	—	2,864,520
Total Preferred Stocks	20,506,145	2,311,728	—	22,817,873
Convertible Preferred Stocks
Banks	6,606,729	—	—	6,606,729
Diversified Financial Services	—	1,218,750	—	1,218,750
Total Convertible Preferred Stocks	6,606,729	1,218,750	—	7,825,479
Common Stocks
Air Freight & Logistics	—	289,275	—	289,275
Commercial Services	344	—	—	344
Marine	181,032	—	—	181,032
Media	—	249,449	—	249,449
Metals & Mining	—	251,686	—	251,686
Semiconductors & Semiconductor Equipment	3,403	—	—	3,403
Total Common Stocks	184,779	790,410	—	975,189
Total Warrant*	—	11,900	—	11,900
Total Escrow Shares*	—	—	0	0
Short-Term Investments
Mutual Fund	89,055,109	—	—	89,055,109
Repurchase Agreement	—	57,998,706	—	57,998,706
Total Short-Term Investments	89,055,109	57,998,706	—	147,053,815
Total Investments	$116,352,762	$1,249,578,974	$11,173,790	$1,377,105,526

Collateral for Securities Loaned (Liability)	$—	$(89,055,109)	$—	$(89,055,109)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$2,449,329	$—	$2,449,329
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(232,587)	—	(232,587)
Total Forward Contracts	$—	$2,216,742	$—	$2,216,742
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$363,085	$—	$—	$363,085
Futures Contracts (Unrealized Depreciation)	(3,064,668)	—	—	(3,064,668)
Total Futures Contracts	$(2,701,583)	$—	$—	$(2,701,583)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$478,400	$—	$478,400
OTC Swap Contracts
OTC Swap Contracts at Value (Liabilities)	$—	$(234,759)	$—	$(234,759)

*	See Schedule of Investments for additional detailed categorizations.

MIST-343

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2014	Change in Unrealized Appreciation / (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2015	Change in Unrealized Appreciation / (Depreciation) from investments still held at March 31, 2015
Corporate Bonds & Notes
Insurance	$1,881,430	$257,160	$9,035,200	$—	$11,173,790	$257,160
Convertible Bonds
Energy-Alternate Sources	0	0	—	—	0	0
Common Stocks
Metals & Mining	56,119	—	—	(56,119)	—	—
Escrow Share
Forest Products & Paper	0	0	—	—	0	0
Transportation	0	0	—	—	0	0

Total	$1,937,549	$257,160	$9,035,200	$(56,119)	$11,173,790	$257,160

Corporate Bonds & Notes in the amount of $9,035,200 were transferred into level 3 due to a decline in market activity for significant observables which resulted in a lack of available market inputs to determine price.

Common Stocks in the amount of $56,119 were transferred out of level 3 due to due to the initiation of a vendor or broker providing prices that are based on market activity which has been determined to be significant observable inputs.

MIST-344

Met Investors Series Trust

Pyramis Government Income Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

U.S. Treasury & Government Agencies—88.5% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—50.8%
Fannie Mae 15 Yr. Pool 2.500%, 05/01/27	95,798	$98,629
2.500%, 09/01/27	194,070	199,827
2.500%, 01/01/28	288,266	296,639
2.500%, 06/01/28	96,933	99,741
2.500%, 09/01/28	388,719	399,973
2.500%, 07/01/29	2,366,999	2,434,434
2.500%, 08/01/29	801,218	823,901
2.500%, 09/01/29	1,459,327	1,500,366
2.500%, 10/01/29	4,073,579	4,188,030
2.500%, 11/01/29	2,123,054	2,182,703
2.500%, 01/01/30	2,000,001	2,056,192
2.500%, 03/01/30	300,000	308,429
2.500%, TBA (a)	11,600,000	11,913,562
3.500%, 12/01/25	53,588	56,936
3.500%, 12/01/29	391,147	415,939
3.500%, TBA (a)	300,000	318,281
4.000%, 09/01/26	695,397	750,253
4.000%, 11/01/26	700,443	755,711
4.500%, 12/01/23	205,398	215,484
5.000%, 03/01/23	31,403	34,116
Fannie Mae 20 Yr. Pool 3.500%, 01/01/34	4,178,869	4,417,550
4.000%, 08/01/32	2,082,799	2,253,043
5.500%, 01/01/29	1,047,337	1,178,538
Fannie Mae 30 Yr. Pool 2.500%, 01/01/43	3,625,990	3,589,446
3.000%, 11/01/42	250,486	256,737
3.000%, 12/01/42	2,364,454	2,423,466
3.000%, 01/01/43	993,716	1,018,474
3.000%, 02/01/43	6,648,728	6,817,253
3.000%, 03/01/43	2,404,563	2,463,389
3.000%, 04/01/43	267,605	274,295
3.000%, 05/01/43	297,225	304,639
3.000%, 06/01/43	108,511	111,218
3.000%, 07/01/43	73,945	75,793
3.000%, 08/01/43	282,865	289,935
3.000%, 03/01/44	76,589	78,504
3.500%, 08/01/42	3,481,947	3,662,115
3.500%, 04/01/43	7,583,796	7,976,558
3.500%, 05/01/43	662,788	700,260
3.500%, 08/01/43	8,812,179	9,310,388
3.500%, TBA (a)	12,000,000	12,603,750
4.000%, 09/01/40	547,242	586,684
4.000%, 10/01/40	435,647	467,166
4.000%, 11/01/40	11,680,909	12,551,252
4.000%, 12/01/40	88,775	95,058
4.000%, 11/01/41	201,292	217,794
4.000%, 12/01/41	102,212	110,562
4.000%, 02/01/42	73,497	79,513
4.000%, 03/01/42	956,003	1,034,379
4.000%, 04/01/42	2,668,569	2,879,202
4.000%, 05/01/42	628,766	680,042
4.000%, 06/01/42	559,548	606,162
4.000%, 07/01/42	207,451	224,475
4.000%, 10/01/42	544,916	588,530

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.000%, 11/01/42	366,974	395,785
4.000%, 04/01/43	325,027	350,233
4.000%, 06/01/43	1,609,964	1,739,312
4.000%, 09/01/43	6,608,380	7,126,620
4.000%, 01/01/44	5,127,789	5,530,992
4.000%, TBA (a)	8,900,000	9,516,047
4.500%, 12/01/40	3,778,143	4,139,857
4.500%, 05/01/41	2,526,402	2,766,268
4.500%, 07/01/41	587,410	649,186
4.500%, 08/01/41	305,116	337,322
4.500%, 10/01/41	3,201,176	3,506,136
4.500%, 11/01/41	7,477,960	8,270,742
4.500%, 08/01/42	840,649	926,137
4.500%, 09/01/42	3,510,877	3,864,201
4.500%, 01/01/43	4,678,746	5,123,135
4.500%, 10/01/44	5,539,708	6,130,724
4.500%, TBA (a)	5,600,000	6,109,251
5.000%, 04/01/41	89,812	100,510
5.000%, 06/01/41	98,952	110,293
5.000%, 08/01/41	242,956	270,900
5.500%, 03/01/41	828,023	938,728
6.000%, 10/01/34	272,806	316,357
6.000%, 05/01/37	1,141,144	1,303,868
6.000%, 09/01/37	85,450	99,010
6.000%, 10/01/37	896,976	1,039,045
6.000%, 01/01/38	896,232	1,038,196
6.000%, 03/01/38	310,687	360,510
6.000%, 07/01/38	180,495	209,440
6.000%, 01/01/40	801,868	930,762
6.000%, 05/01/40	1,206,441	1,398,820
6.000%, 07/01/41	1,228,650	1,405,586
6.000%, 01/01/42	114,878	133,454
6.500%, 07/01/32	198,924	234,457
6.500%, 12/01/32	59,800	70,317
6.500%, 07/01/35	66,902	79,296
6.500%, 12/01/35	613,607	723,600
6.500%, 08/01/36	1,056,544	1,245,924
Fannie Mae ARM Pool 2.551%, 06/01/42 (b)	191,276	198,622
2.692%, 02/01/42 (b)	1,145,837	1,207,229
2.957%, 11/01/40 (b)	124,072	131,443
2.994%, 09/01/41 (b)	136,645	144,386
3.030%, 10/01/41 (b)	69,627	73,419
3.237%, 07/01/41 (b)	224,810	237,592
3.308%, 10/01/41 (b)	110,414	116,839
3.554%, 07/01/41 (b)	211,208	224,407
Fannie Mae REMICS (CMO) 0.474%, 07/25/35 (b)	3,246,998	3,252,596
1.094%, 03/25/36 (b)	799,429	818,938
1.104%, 06/25/36 (b)	1,279,698	1,313,967
3.000%, 06/25/43	12,906,529	13,543,040
5.000%, 12/25/23	468,459	512,323
5.000%, 12/25/34	697,351	778,369
5.000%, 03/25/35	547,247	610,895
5.000%, 08/25/39	832,139	928,679

MIST-345

Met Investors Series Trust

Pyramis Government Income Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae REMICS (CMO)
5.500%, 05/25/34	812,364	$845,118
5.500%, 07/25/34	457,214	496,573
5.500%, 06/25/35	438,484	473,836
5.500%, 08/25/35	1,911,148	2,159,698
Freddie Mac 15 Yr. Gold Pool 4.000%, 06/01/24	663,219	705,963
4.000%, 07/01/24	547,751	583,015
4.000%, 09/01/25	452,293	481,461
6.000%, 01/01/24	633,799	706,672
Freddie Mac 20 Yr. Gold Pool 4.000%, 06/01/33	3,050,770	3,291,422
Freddie Mac 30 Yr. Gold Pool 3.000%, 11/01/42	290,461	297,808
3.000%, 01/01/43	306,609	313,683
3.000%, 02/01/43	1,653,394	1,692,286
3.000%, 03/01/43	16,645,233	17,023,015
3.000%, 06/01/43	5,052,098	5,163,307
3.500%, 02/01/42	116,057	121,849
3.500%, 04/01/42	1,132,763	1,196,206
3.500%, 05/01/42	175,943	184,786
3.500%, 06/01/42	1,230,306	1,291,973
3.500%, 07/01/42	237,582	249,890
3.500%, 08/01/42	7,245,736	7,609,023
3.500%, 09/01/42	74,882	78,734
3.500%, 10/01/42	2,787,223	2,931,513
3.500%, 01/01/43	1,316,804	1,383,049
3.500%, 02/01/43	611,817	643,196
3.500%, 03/01/43	297,343	312,186
3.500%, 04/01/43	1,673,808	1,759,473
3.500%, 05/01/43	3,375,993	3,545,245
3.500%, 11/01/44	818,343	858,518
4.000%, 09/01/41	3,976,529	4,285,238
4.000%, 10/01/41	1,161,721	1,251,980
4.000%, 11/01/41	34,542	37,209
4.000%, 01/01/42	4,432,327	4,752,642
4.000%, 03/01/42	430,553	465,421
4.000%, 04/01/42	5,543,015	5,990,574
4.000%, 09/01/42	197,521	213,209
4.000%, 10/01/42	196,047	211,086
4.000%, 11/01/42	798,873	862,113
4.000%, 12/01/42	307,627	330,919
4.000%, 01/01/43	77,957	83,703
4.000%, 02/01/43	454,889	490,089
4.000%, 03/01/43	201,685	217,293
4.000%, 04/01/43	60,944	65,659
4.000%, 05/01/43	948,600	1,023,308
4.000%, 06/01/43	55,388	59,674
4.000%, 07/01/43	768,083	826,268
4.000%, 08/01/43	554,752	598,083
4.000%, 09/01/43	913,011	983,671
4.000%, 10/01/43	830,840	896,329
4.000%, 11/01/43	45,485	49,006
4.000%, 01/01/44	992,569	1,071,330
4.000%, 02/01/44	143,499	154,302
4.000%, 03/01/44	90,918	97,993

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
4.000%, 04/01/44	94,203	101,620
4.500%, 05/01/39	2,358,655	2,626,196
4.500%, 06/01/39	1,958,816	2,177,922
4.500%, 07/01/40	5,421,016	5,916,675
4.500%, 02/01/41	169,392	187,047
4.500%, 08/01/41	1,892,679	2,072,204
4.500%, 09/01/41	172,947	191,544
4.500%, 10/01/41	390,410	432,396
4.500%, 02/01/44	104,871	114,241
5.000%, 01/01/35	402,830	448,534
5.000%, 05/01/35	268,611	298,666
5.000%, 07/01/35	3,135,501	3,490,378
5.000%, 11/01/35	2,260,525	2,574,074
5.000%, 07/01/41	920,837	1,027,675
5.500%, 03/01/34	3,312,248	3,742,959
5.500%, 07/01/35	2,244,629	2,535,989
Freddie Mac ARM Non-Gold Pool 2.409%, 10/01/42 (b)	1,275,655	1,332,268
3.078%, 09/01/41 (b)	1,251,815	1,321,496
3.230%, 09/01/41 (b)	140,454	148,203
3.242%, 04/01/41 (b)	133,065	140,360
3.298%, 06/01/41 (b)	167,383	176,911
3.412%, 12/01/40 (b)	4,548,741	4,862,977
3.468%, 05/01/41 (b)	152,035	161,092
3.622%, 06/01/41 (b)	220,936	234,711
3.705%, 05/01/41 (b)	184,635	196,288
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO) 0.521%, 04/25/19 (b)	611,057	611,160
1.655%, 11/25/16	1,580,000	1,597,383
2.669%, 02/25/23	4,834,120	4,998,901
2.670%, 12/25/24	7,000,000	7,111,433
3.016%, 02/25/23	8,701,084	9,155,759
3.303%, 07/25/24	7,854,000	8,395,793
3.808%, 08/25/20	7,890,000	8,629,198
3.974%, 01/25/21 (b)	17,750,000	19,632,388
4.084%, 11/25/20 (b)	980,000	1,088,189
4.251%, 01/25/20	4,090,000	4,528,906
Freddie Mac REMICS (CMO) 0.575%, 03/15/34 (b)	772,492	776,421
1.075%, 02/15/33 (b)	564,473	575,043
3.000%, 03/15/37	1,972,562	2,048,532
3.000%, 07/15/39	12,706,656	13,179,394
4.000%, 04/15/34	671,600	693,018
4.500%, 02/15/41	63,563	69,643
5.000%, 09/15/23	100,000	109,610
5.000%, 10/15/34	798,716	888,958
5.000%, 11/15/34	1,540,000	1,578,583
5.000%, 12/15/37	305,558	336,524
5.000%, 03/15/41	500,000	572,333
5.500%, 05/15/34	3,681,834	4,166,212
5.500%, 06/15/35	159,085	159,848
5.500%, 06/15/41	4,220,000	4,913,215
Ginnie Mae I 30 Yr. Pool 3.500%, 11/15/41	478,579	512,577

MIST-346

Met Investors Series Trust

Pyramis Government Income Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
3.500%, 02/15/42	416,884	$446,517
3.500%, 03/15/42	495,072	529,634
3.500%, 05/15/42	1,898,632	2,010,246
3.500%, 06/15/42	1,623,331	1,711,360
4.000%, 09/15/40	2,723,086	2,989,248
4.000%, 10/15/40	314,300	338,281
4.000%, 03/15/41	1,297,059	1,427,282
4.000%, 10/15/41	727,827	800,646
4.000%, 12/15/41	683,809	751,192
4.500%, 08/15/39	4,163,929	4,664,870
4.500%, 06/15/40	1,887,105	2,085,865
4.500%, 07/15/40	340,087	378,075
4.500%, 03/15/41	1,674,893	1,853,923
4.500%, 04/15/41	199,713	221,039
5.000%, 03/15/39	145,956	165,456
5.000%, 07/15/39	437,382	489,027
5.000%, 08/15/39	303,504	343,840
5.000%, 09/15/39	215,752	244,567
5.000%, 04/15/40	97,151	108,643
5.000%, 08/15/40	324,528	367,847
5.000%, 04/15/41	233,307	264,330
5.000%, 09/15/41	200,463	224,291
5.500%, 06/15/35	1,452,428	1,668,959
5.500%, 11/15/35	964,853	1,106,744
5.500%, 10/15/39	49,806	56,218
6.000%, 06/15/36	1,695,400	1,973,196
Ginnie Mae II 30 Yr. Pool 3.000%, 06/20/42	1,842,452	1,901,074
3.000%, 03/20/45	4,799,923	4,953,694
3.000%, TBA (a)	10,800,000	11,120,411
3.500%, 07/20/42	1,135,443	1,198,125
3.500%, 10/20/42	1,505,081	1,588,170
3.500%, 12/20/42	914,860	965,366
3.500%, 01/20/43	77,482	81,759
3.500%, 04/20/43	1,582,677	1,670,053
3.500%, 05/20/43	2,584,416	2,727,097
3.500%, 07/20/43	186,323	196,610
3.500%, 08/20/43	4,198,529	4,430,334
3.500%, 02/20/45	4,207,393	4,434,993
3.500%, TBA (a)	10,200,000	10,732,711
4.000%, 09/20/39	343,018	367,394
4.000%, 10/20/40	52,099	55,943
4.000%, 11/20/40	3,628,686	3,896,528
4.000%, 11/20/41	1,652,764	1,774,635
4.000%, TBA (a)	7,700,000	8,203,809
4.500%, 02/20/40	418,403	457,669
4.500%, 09/20/40	44,124	48,219
4.500%, 05/20/41	6,350,494	6,926,626
Ginnie Mae II Pool 4.300%, 08/20/61	1,344,634	1,430,513
4.524%, 07/20/62	7,299,258	7,972,484
4.527%, 03/20/63	18,090,851	19,953,359
4.530%, 10/20/62	1,416,152	1,554,606
4.533%, 12/20/61	9,603,870	10,390,350
4.550%, 05/20/62	5,858,226	6,370,499

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II Pool
4.630%, 04/20/62	4,813,452	5,238,927
4.649%, 02/20/62	953,558	1,034,754
4.650%, 03/20/62	2,637,041	2,866,790
4.682%, 02/20/62	1,220,663	1,323,250
4.684%, 01/20/62	3,859,686	4,181,514
4.723%, 04/20/62	4,855,920	5,297,182
5.470%, 08/20/59	639,158	666,615
5.612%, 04/20/58	329,131	337,066
Government National Mortgage Association (CMO) 0.471%, 08/20/60 (b)	271,636	270,007
0.471%, 09/20/60 (b)	282,976	281,254
0.475%, 03/20/65 (b)	8,200,000	8,149,980
0.496%, 08/20/34 (b)	415,908	416,097
0.502%, 07/20/60 (b)	328,074	326,567
0.656%, 01/20/38 (b)	85,025	85,797
0.661%, 02/20/61 (b)	378,109	378,620
0.671%, 12/20/60 (b)	717,713	719,035
0.671%, 02/20/61 (b)	108,484	108,665
0.671%, 04/20/61 (b)	263,401	263,878
0.671%, 05/20/61 (b)	521,765	522,827
0.676%, 07/20/37 (b)	337,667	340,766
0.681%, 10/20/37 (b)	2,236,619	2,258,712
0.695%, 01/16/40 (b)	610,817	617,173
0.701%, 06/20/61 (b)	363,770	364,773
0.705%, 12/16/39 (b)	370,189	373,758
0.771%, 10/20/61 (b)	1,235,562	1,242,466
0.771%, 12/20/63 (b)	11,362,689	11,416,150
0.775%, 11/16/39 (b)	468,172	474,574
0.801%, 01/20/62 (b)	1,233,021	1,241,603
0.801%, 03/20/62 (b)	750,833	757,378
0.871%, 11/20/61 (b)	1,124,861	1,135,941
0.871%, 01/20/62 (b)	754,115	761,537
3.000%, 04/20/37	64,364	64,630
4.500%, 05/16/40	80,000	88,966
4.500%, 05/20/40 (c)	66,249	7,725
4.840%, 05/20/41 (b)	330,024	359,339
5.010%, 09/20/60 (b)	3,892,123	4,230,146
5.150%, 08/20/60	3,317,725	3,609,446
5.300%, 07/20/60 (b)	5,078,944	5,508,150
8.432%, 04/20/39 (b)	2,052,056	2,333,092
8.565%, 08/20/39 (b)	3,854,787	4,441,579

		642,538,181

Federal Agencies—7.7%
Federal Home Loan Bank 1.000%, 06/21/17	29,750,000	29,943,137
4.875%, 05/17/17	5,000,000	5,437,850
Federal Home Loan Mortgage Corp. 1.250%, 08/01/19	3,000,000	2,995,179
5.125%, 11/17/17	5,906,000	6,562,281
6.250%, 07/15/32	7,568,000	11,227,257
6.750%, 03/15/31	481,000	734,267

MIST-347

Met Investors Series Trust

Pyramis Government Income Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Federal Agencies—(Continued)
Federal National Mortgage Association 0.875%, 02/08/18	137,000	$136,911
1.625%, 01/21/20	9,919,000	9,987,511
1.750%, 11/26/19	4,285,000	4,348,079
2.625%, 09/06/24	7,000,000	7,252,630
3.000%, 01/01/43	298,892	306,358
6.625%, 11/15/30	1,430,000	2,152,283
Tennessee Valley Authority 1.750%, 10/15/18	7,486,000	7,628,002
5.250%, 09/15/39	557,000	729,334
5.500%, 06/15/38	6,117,000	8,293,214

		97,734,293

U.S. Treasury—30.0%
U.S. Treasury Bonds 2.500%, 02/15/45	6,991,000	6,926,550
3.375%, 05/15/44	8,767,000	10,270,400
3.625%, 02/15/44	48,222,000	58,962,679
4.375%, 02/15/38	8,000,000	10,715,000
4.375%, 05/15/40	1,000,000	1,351,172
5.000%, 05/15/37 (d)	9,000,000	13,080,942
5.250%, 02/15/29	32,405,000	44,326,508
5.375%, 02/15/31 (e)	4,933,000	7,009,487
U.S. Treasury Inflation Indexed Bonds 0.750%, 02/15/45 (f)	15,095,765	15,350,506
1.375%, 02/15/44 (f)	5,668,784	6,663,038
U.S. Treasury Notes 0.375%, 10/31/16	20,000,000	19,975,000
0.500%, 02/28/17	962,000	961,399
0.625%, 12/31/16	7,850,000	7,869,013
0.875%, 07/31/19	605,000	595,310
1.000%, 03/15/18	4,000,000	4,014,688
1.375%, 03/31/20	1,478,000	1,478,231
1.500%, 01/31/22	28,560,000	28,191,833
1.625%, 04/30/19	2,306,000	2,344,192
1.625%, 06/30/19	8,657,000	8,791,590
1.750%, 03/31/22	3,000,000	3,007,734
2.000%, 05/31/21	24,979,000	25,578,096
2.000%, 02/15/25	7,000,000	7,044,296
2.125%, 06/30/21	2,000,000	2,059,062
2.250%, 03/31/21	35,187,000	36,528,504
2.250%, 04/30/21	10,481,000	10,878,953
2.250%, 11/15/24	13,000,000	13,364,611
2.375%, 08/15/24	29,947,000	31,130,835

		378,469,629

Total U.S. Treasury & Government Agencies (Cost $1,094,257,276)		1,118,742,103

Mortgage-Backed Securities—5.3%

Collateralized Mortgage Obligations—2.9%
CAM Mortgage Trust 2.600%, 05/15/48 (144A)	511,754	511,714

Collateralized Mortgage Obligations—(Continued)
CSMC 1.010%, 10/26/37 (144A) (b)	4,839,684	4,794,341
Granite Master Issuer plc 0.246%, 12/20/54 (144A) (b)	936,546	929,990
0.256%, 12/20/54 (b)	2,144,162	2,130,224
0.276%, 12/20/54 (b)	1,297,994	1,289,687
0.316%, 12/20/54 (b)	336,687	334,633
0.357%, 12/17/54 (b)	2,331,482	2,318,892
0.376%, 12/20/54 (b)	146,262	145,589
Granite Mortgages plc 0.550%, 09/20/44 (b)	2,979,379	2,967,760
0.590%, 03/20/44 (b)	691,070	688,652
0.657%, 01/20/44 (b)	443,408	441,945
1.237%, 07/20/43 (b)	4,355,943	4,369,882
National Credit Union Administration Guaranteed Notes Trust 0.545%, 11/06/17 (b)	1,980,463	1,985,636
0.551%, 03/06/20 (b)	378,749	379,693
0.625%, 01/08/20 (b)	9,319,150	9,369,884
RBSSP Resecuritization Trust 5.431%, 07/26/45 (144A) (b)	4,072,102	4,120,450
Thornburg Mortgage Securities Trust 0.814%, 09/25/43 (b)	592,583	572,137

		37,351,109

Commercial Mortgage-Backed Securities—2.4%
CDGJ Commercial Mortgage Trust 1.575%, 12/15/27 (144A) (b)	12,000,000	12,010,824
Commercial Mortgage Trust 1.077%, 06/11/27 (144A) (b)	5,500,000	5,479,276
3.305%, 11/10/47	6,984,000	7,328,137
Hilton USA Trust 1.173%, 11/05/30 (144A) (b)	1,331,363	1,331,395
SCG Trust 1.572%, 11/15/26 (144A) (b)	3,750,000	3,750,731

		29,900,363

Total Mortgage-Backed Securities (Cost $67,026,414)		67,251,472

Foreign Government—3.3%

Sovereign—3.3%
Hashemite Kingdom of Jordan Government AID Bond 2.503%, 10/30/20	13,375,000	13,985,341
Israel Government AID Bonds 5.500%, 09/18/23	13,878,000	17,259,527
5.500%, 12/04/23	8,920,000	11,142,356

Total Foreign Government (Cost $42,625,234)		42,387,224

MIST-348

Met Investors Series Trust

Pyramis Government Income Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Asset-Backed Securities—2.9%

Security Description	Principal Amount*	Value

Asset-Backed - Automobile—0.6%
American Credit Acceptance Receivables Trust 1.320%, 02/15/17 (144A)	406,195	$406,336
Carfinance Capital Auto Trust 1.650%, 07/17/17 (144A)	43,626	43,650
CarNow Auto Receivables Trust 0.960%, 01/17/17 (144A)	6,688,125	6,679,878

		7,129,864

Asset-Backed - Other—2.3%
American Homes 4 Rent Trust 3.678%, 12/17/36 (144A)	9,956,382	10,276,330
Colony American Homes 1.125%, 07/17/31 (144A) (b)	17,085,467	16,804,052
Invitation Homes Trust 1.177%, 06/17/31 (144A) (b)	2,000,000	1,977,340

		29,057,722

Total Asset-Backed Securities (Cost $36,102,327)		36,187,586

Corporate Bonds & Notes—2.2%

Diversified Financial Services—2.2%
National Credit Union Administration Guaranteed Notes 1.400%, 06/12/15	50,000	50,116
2.350%, 06/12/17	10,620,000	10,960,796
3.450%, 06/12/21	8,645,000	9,409,218
Private Export Funding Corp. 4.300%, 12/15/21	6,000,000	6,824,094

Total Corporate Bonds & Notes (Cost $27,718,984)		27,244,224

Short-Term Investment—3.8%

Repurchase Agreement—3.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/15 at 0.000% to be repurchased at $48,032,031 on 04/01/15, collateralized by $48,630,000 Federal Home Loan Mortgage Corp. at 0.900% due 04/25/17 with a value of $48,994,725.	48,032,031	48,032,031

Total Short-Term Investment (Cost $48,032,031)		48,032,031

Total Investments—106.0% (Cost $1,315,762,266) (g)		1,339,844,640
Other assets and liabilities (net)—(6.0)%		(76,230,305)

Net Assets—100.0%		$1,263,614,335

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2015. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	Interest only security.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2015, the market value of securities pledged was $927,293.
(e)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2015, the market value of securities pledged was $736,046.
(f)	Principal amount of security is adjusted for inflation.
(g)	As of March 31, 2015, the aggregate cost of investments was $1,315,762,266. The aggregate unrealized appreciation and depreciation of investments were $31,700,706 and $(7,618,332), respectively, resulting in net unrealized appreciation of $24,082,374.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2015, the market value of 144A securities was $69,116,307, which is 5.5% of net assets.
(ARM)—	Adjustable-Rate Mortgage
(CMO)—	Collateralized Mortgage Obligation

MIST-349

Met Investors Series Trust

Pyramis Government Income Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation
U.S. Treasury Note 10 Year Futures	06/19/15	291	USD	37,007,586	$504,133
U.S. Treasury Note 2 Year Futures	06/30/15	5	USD	1,091,807	3,974
U.S. Treasury Note 5 Year Futures	06/30/15	15	USD	1,785,146	18,018
U.S. Treasury Ultra Long Bond Futures	06/19/15	119	USD	19,783,981	431,144

Net Unrealized Appreciation					$957,269

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive	3M LIBOR	2.750%	06/17/25	USD	17,800,000	$(319,439)
Receive	3M LIBOR	2.250%	06/17/20	USD	2,200,000	(24,729)
Receive	3M LIBOR	1.750%	06/17/18	USD	11,800,000	(81,191)
Receive	3M LIBOR	1.250%	06/17/17	USD	3,700,000	(14,314)
Pay	3M LIBOR	3.250%	06/17/45	USD	1,200,000	45,971

Net Unrealized Depreciation						$(393,702)

(USD)—	United States Dollar
(LIBOR)—	London Interbank Offered Rate

MIST-350

Met Investors Series Trust

Pyramis Government Income Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,118,742,103	$—	$1,118,742,103
Total Mortgage-Backed Securities*	—	67,251,472	—	67,251,472
Total Foreign Government*	—	42,387,224	—	42,387,224
Total Asset-Backed Securities*	—	36,187,586	—	36,187,586
Total Corporate Bonds & Notes*	—	27,244,224	—	27,244,224
Total Short-Term Investment*	—	48,032,031	—	48,032,031
Total Investments	$—	$1,339,844,640	$—	$1,339,844,640

Futures Contracts
Futures Contracts (Unrealized Appreciation)	$957,269	$—	$—	$957,269
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$45,971	$—	$45,971
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(439,673)	—	(439,673)
Total Centrally Cleared Swap Contracts	$—	$(393,702)	$—	$(393,702)

*	See Schedule of Investments for additional detailed categorizations.

MIST-351

Met Investors Series Trust

Pyramis Managed Risk Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Mutual Funds—88.9% of Net Assets

Security Description	Shares	Value

Investment Company Securities—88.9%
Fidelity Blue Chip Growth Fund (a)	204,753	$14,774,946
Fidelity Corporate Bond Fund (a)	1,297,602	15,091,111
Fidelity Disciplined Equity Fund (a)	72,924	2,513,692
Fidelity Diversified International Fund (a)	909,748	33,333,148
Fidelity Emerging Asia Fund (a)	161,422	5,544,842
Fidelity Emerging Markets Fund (a)	225,425	5,633,367
Fidelity Independence Fund (a)	114,395	4,693,647
Fidelity International Discovery Fund (a)	80,767	3,250,890
Fidelity Large Cap Stock Fund (a)	387,490	11,062,831
Fidelity Mega Cap Stock Fund (a)	407,887	6,709,745
Fidelity Mid Cap Value Fund (a)	665,154	16,675,409
Fidelity OTC Portfolio (a)	136,361	11,372,484
Fidelity Overseas Fund (a)	402,286	16,441,444
Fidelity Real Estate Income Fund (a)	85,511	1,022,711
Fidelity Real Estate Investment Portfolio (a)	75,644	3,227,725
Fidelity Stock Selector Large Cap Value Fund (a)	1,081,615	18,625,418
Fidelity Total Bond Fund (a)	5,999,547	64,855,098
Fidelity Value Discovery Fund (a)	231,396	5,773,322
iShares 20+ Year Treasury Bond ETF	84,610	11,057,681
iShares Core U.S. Aggregate Bond ETF	52,516	5,851,858
iShares J.P. Morgan USD Emerging Markets Bond ETF	20,629	2,312,923
iShares U.S. Financial Services ETF	79,354	7,093,454
iShares U.S. Technology ETF	36,445	3,825,267
Market Vectors Gold Miners ETF	56,408	1,028,882
SPDR Barclays High Yield Bond ETF	179,631	7,045,128
SPDR S&P 500 ETF Trust	10,202	2,105,999
Vanguard Consumer Discretionary ETF	58,933	7,216,346
Vanguard Consumer Staples ETF	40,634	5,160,112
Vanguard FTSE Developed Markets ETF	117,419	4,676,799
Vanguard Health Care ETF	56,399	7,643,192
Vanguard Industrials ETF	41,092	4,410,815
WisdomTree Europe Hedged Equity Fund	154,002	10,185,692
WisdomTree Japan Hedged Equity Fund	253,653	13,981,353

Total Mutual Funds (Cost $325,681,665)		334,197,331

Short-Term Investment—10.3%
Security Description	Principal Amount*	Value

Repurchase Agreement—10.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/15 at 0.000% to be repurchased at $38,590,925 on 04/01/15, collateralized by $38,360,000 Federal Home Loan Bank at 2.125% due 06/10/16 with a value of $39,366,950.	38,590,925	38,590,925

Total Short-Term Investment (Cost $38,590,925)		38,590,925

Total Investments—99.2% (Cost $364,272,590) (b)		372,788,256
Other assets and liabilities (net)—0.8%		3,071,321

Net Assets—100.0%		$375,859,577

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Affiliated Issuer.
(b)	As of March 31, 2015, the aggregate cost of investments was $364,272,590. The aggregate unrealized appreciation and depreciation of investments were $9,174,890 and $(659,224), respectively, resulting in net unrealized appreciation of $8,515,666.
(ETF)—	Exchange-Traded Fund

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation
MSCI EAFE Mini Index Futures	06/19/15	32	USD	2,896,024	$31,816
S&P 500 E-Mini Index Futures	06/19/15	313	USD	32,184,710	66,810
U.S. Treasury Note 10 Year Futures	06/19/15	667	USD	84,871,169	1,109,300
U.S. Treasury Ultra Long Bond Futures	06/19/15	161	USD	26,776,439	573,437

Net Unrealized Appreciation					$1,781,363

(USD)—	United States Dollar

MIST-352

Met Investors Series Trust

Pyramis Managed Risk Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$334,197,331	$—	$—	$334,197,331
Total Short-Term Investment*	—	38,590,925	—	38,590,925
Total Investments	$334,197,331	$38,590,925	$—	$372,788,256

Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,781,363	$—	$—	$1,781,363

*	See Schedule of Investments for additional detailed categorizations.

MIST-353

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—34.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.6%
Boeing Co. (The)	3,600	$540,288
Cobham plc	49,515	223,255
General Dynamics Corp.	7,763	1,053,672
Honeywell International, Inc.	8,500	886,635
Huntington Ingalls Industries, Inc.	1,600	224,240
Lockheed Martin Corp.	3,800	771,248
Northrop Grumman Corp.	3,600	579,456
QinetiQ Group plc	19,270	54,542
Raytheon Co.	5,400	589,950
Senior plc	27,819	134,063
Ultra Electronics Holdings plc	2,251	56,925
United Technologies Corp. (a)	9,400	1,101,680

		6,215,954

Air Freight & Logistics—0.1%
Expeditors International of Washington, Inc.	7,200	346,896
FedEx Corp.	1,500	248,175
Oesterreichische Post AG	5,342	263,065
Singapore Post, Ltd. (a)	96,000	136,988
United Parcel Service, Inc. - Class B	1,900	184,186

		1,179,310

Airlines—0.1%
ANA Holdings, Inc. (a)	163,000	436,989
Copa Holdings S.A. - Class A (a)	2,400	242,328
Dart Group plc	13,800	74,113
Deutsche Lufthansa AG	25,930	364,651

		1,118,081

Auto Components—0.4%
Aisin Seiki Co., Ltd.	6,200	225,207
Autoliv, Inc. (a)	1,200	141,324
Bridgestone Corp.	10,100	405,273
Cie Generale des Etablissements Michelin	4,133	411,512
Continental AG	3,150	746,110
Cooper Tire & Rubber Co.	2,700	115,668
Delphi Automotive plc	7,000	558,180
Gentex Corp. (a)	5,600	102,480
Hankook Tire Co., Ltd.	1,820	74,247
HI-LEX Corp.	1,900	57,718
Lear Corp.	1,900	210,558
Magna International, Inc.	7,000	374,221
NHK Spring Co., Ltd.	10,500	109,615
Nippon Seiki Co., Ltd.	3,000	59,189
Nissin Kogyo Co., Ltd.	5,400	85,822
Nokian Renkaat Oyj (a)	4,676	139,382
Plastic Omnium S.A.	5,341	140,590
Showa Corp.	3,800	38,417
Tokai Rika Co., Ltd.	3,500	81,266
Toyoda Gosei Co., Ltd.	7,100	158,831
TS Tech Co., Ltd.	2,800	75,559
Valeo S.A.	2,121	317,071

		4,628,240

Automobiles—0.2%
Daihatsu Motor Co., Ltd. (a)	5,000	76,557
Daimler AG	501	48,253
Ford Motor Co.	5,000	80,700
Fuji Heavy Industries, Ltd.	12,300	408,954
Harley-Davidson, Inc.	2,200	133,628
Isuzu Motors, Ltd.	16,000	212,838
Kia Motors Corp.	1,035	42,045
Mitsubishi Motors Corp. (a)	16,000	144,554
Suzuki Motor Corp.	10,200	306,845
Thor Industries, Inc. (a)	1,800	113,778
Toyota Motor Corp. (a)	14,800	1,032,915

		2,601,067

Banks—2.8%
Aichi Bank, Ltd. (The)	600	30,640
Awa Bank, Ltd. (The)	25,000	141,815
Banca Popolare di Milano Scarl (b)	105,460	106,393
Banca Popolare di Sondrio Scarl	14,132	64,185
Banco Santander S.A.	54,608	410,708
Bank Hapoalim B.M.	49,604	238,842
Bank Leumi Le-Israel B.M. (b)	67,873	251,905
Bank of America Corp.	120,100	1,848,339
Bank of Kyoto, Ltd. (The)	23,000	241,187
Bank of Montreal (a)	2,607	156,229
Bank of Nova Scotia (The)	5,552	278,531
Bank of Okinawa, Ltd. (The)	500	20,993
Bank of Yokohama, Ltd. (The)	29,000	169,572
Barclays plc	181,463	651,123
BB&T Corp.	12,300	479,577
BNP Paribas S.A.	11,120	676,294
BOC Hong Kong Holdings, Ltd.	110,000	391,310
BOK Financial Corp. (a)	3,700	226,514
C&F Financial Corp.	181	6,326
Canadian Imperial Bank of Commerce (a)	3,946	286,070
Chiba Kogyo Bank, Ltd. (The)	2,300	15,343
Chugoku Bank, Ltd. (The)	11,000	164,463
Citigroup, Inc.	35,100	1,808,352
Citizens & Northern Corp. (a)	3,300	66,594
Comerica, Inc. (a)	9,600	433,248
Commerzbank AG (b)	12,483	172,115
Commonwealth Bank of Australia (a)	6,978	495,151
Credit Agricole S.A.	13,756	202,242
Cullen/Frost Bankers, Inc. (a)	2,600	179,608
CVB Financial Corp. (a)	8,900	141,866
Dah Sing Banking Group, Ltd.	20,000	34,704
Dah Sing Financial Holdings, Ltd.	11,200	66,409
DBS Group Holdings, Ltd.	22,500	332,946
Fifth Third Bancorp	32,200	606,970
First Financial Corp. (a)	3,200	114,848
First International Bank of Israel, Ltd.	1,434	19,710
Gunma Bank, Ltd. (The)	18,000	121,744
Hachijuni Bank, Ltd. (The)	36,000	254,246
Hang Seng Bank, Ltd.	20,300	366,200
Higo Bank, Ltd. (The)	9,000	55,243
Hokkoku Bank, Ltd. (The)	5,000	17,450
HSBC Holdings plc	263,435	2,241,878

MIST-354

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
HSBC Holdings plc (Hong Kong Listed Shares)	30,400	$260,852
Hyakugo Bank, Ltd. (The)	15,000	69,601
International Bancshares Corp. (a)	8,400	218,652
Israel Discount Bank, Ltd. - Class A (b)	28,934	48,897
Iyo Bank, Ltd. (The)	19,000	225,787
JPMorgan Chase & Co.	42,200	2,556,476
Kagoshima Bank, Ltd. (The)	8,000	54,442
KB Financial Group, Inc.	4,550	160,676
KeyCorp	31,400	444,624
M&T Bank Corp. (a)	2,300	292,100
Mitsubishi UFJ Financial Group, Inc.	139,500	863,721
Mizuho Financial Group, Inc.	129,000	226,904
National Australia Bank, Ltd.	13,212	386,813
PNC Financial Services Group, Inc. (The)	12,500	1,165,500
Raiffeisen Bank International AG	9,728	136,012
Republic Bancorp, Inc. - Class A	500	12,365
Royal Bank of Canada	5,004	301,216
Royal Bank of Scotland Group plc (b)	79,664	400,734
San-In Godo Bank, Ltd. (The)	10,000	82,559
Shiga Bank, Ltd. (The) (a)	6,000	29,987
Shinsei Bank, Ltd.	98,000	195,046
Shizuoka Bank, Ltd. (The) (a)	25,000	249,803
Societe Generale S.A.	12,634	610,821
Sumitomo Mitsui Financial Group, Inc. (a)	14,800	567,125
Sumitomo Mitsui Trust Holdings, Inc.	34,000	140,362
TOMONY Holdings, Inc.	7,300	33,075
Toronto-Dominion Bank (The)	7,340	314,162
U.S. Bancorp (a)	11,444	499,759
UniCredit S.p.A.	23,105	156,717
Unione di Banche Italiane SCPA	21,348	166,652
United Overseas Bank, Ltd.	21,300	356,577
Wells Fargo & Co.	55,123	2,998,691
Westamerica Bancorp (a)	3,000	129,630
Westpac Banking Corp.	13,575	406,134
Yamanashi Chuo Bank, Ltd. (The)	7,000	30,677
Zions Bancorporation (a)	9,300	251,100

		29,632,132

Beverages—0.5%
Anheuser-Busch InBev NV	11,118	1,360,016
China Tontine Wines Group, Ltd. (b)	128,000	4,462
Coca-Cola Amatil, Ltd. (a)	31,131	255,124
Coca-Cola Co. (The)	24,600	997,530
Diageo plc	3,036	83,712
Dr Pepper Snapple Group, Inc.	9,900	776,952
PepsiCo, Inc.	20,823	1,991,095

		5,468,891

Biotechnology—0.6%
Actelion, Ltd. (b)	3,041	352,107
Amgen, Inc.	9,609	1,535,999
Biogen, Inc. (b)	2,100	886,704
Celgene Corp. (a) (b)	6,100	703,208
Gilead Sciences, Inc. (a) (b)	18,800	1,844,844
Grifols S.A.	4,024	172,784
Grifols S.A. (ADR)	6,125	200,961

Biotechnology—(Continued)
Medivir AB - B Shares (b)	1,800	16,347
Sirtex Medical, Ltd.	3,475	54,846

		5,767,800

Building Products—0.0%
Central Glass Co., Ltd.	17,000	80,305
Sekisui Jushi Corp.	3,000	40,017

		120,322

Capital Markets—0.6%
Aberdeen Asset Management plc	42,295	288,179
Ashmore Group plc (a)	48,203	202,863
BinckBank NV	5,063	41,111
Daiwa Securities Group, Inc.	52,000	409,817
Deutsche Bank AG	15,322	533,084
Franklin Resources, Inc. (a)	10,100	518,332
Goldman Sachs Group, Inc. (The)	5,902	1,109,399
Invesco, Ltd.	12,700	504,063
Mediobanca S.p.A.	38,069	364,995
Morgan Stanley	24,800	885,112
Platinum Asset Management, Ltd.	10,660	63,351
SBI Holdings, Inc.	3,600	43,620
SEI Investments Co. (a)	5,600	246,904
T. Rowe Price Group, Inc. (a)	5,500	445,390
Tetragon Financial Group, Ltd.	2,330	23,043
UBS Group AG (b)	4,218	79,162
Waddell & Reed Financial, Inc. - Class A (a)	3,900	193,206

		5,951,631

Chemicals—0.6%
Asahi Kasei Corp. (a)	53,000	507,115
BASF SE	11,169	1,111,385
Carlit Holdings Co., Ltd.	2,600	13,674
CF Industries Holdings, Inc.	1,100	312,048
China Steel Chemical Corp.	3,000	14,228
Daicel Corp.	16,000	191,035
E.I. du Pont de Nemours & Co. (a)	2,800	200,116
Eastman Chemical Co.	5,800	401,708
Fujimori Kogyo Co., Ltd.	1,600	47,466
JSR Corp.	2,800	48,575
Kimoto Co., Ltd.	4,800	11,661
Konishi Co., Ltd.	900	15,233
Kuraray Co., Ltd.	19,000	257,576
Lintec Corp.	4,400	104,857
Minerals Technologies, Inc. (a)	1,900	138,890
Monsanto Co. (a)	1,600	180,064
NewMarket Corp. (a)	400	191,120
Nihon Parkerizing Co., Ltd.	2,000	24,232
Nippon Pillar Packing Co., Ltd.	1,000	8,340
Nissan Chemical Industries, Ltd.	7,000	145,019
Novozymes A/S - B Shares	2,567	117,404
Potash Corp. of Saskatchewan, Inc.	10,400	335,267
Praxair, Inc.	2,818	340,245
Scotts Miracle-Gro Co. (The) - Class A	2,000	134,340
Shikoku Chemicals Corp.	2,000	16,017

MIST-355

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Chemicals—(Continued)
Sika AG	44	$157,413
Symrise AG	2,701	170,841
Tenma Corp.	1,000	15,937
Terra Nitrogen Co. L.P.	400	58,284
Tikkurila Oyj	922	17,630
Toagosei Co., Ltd.	22,000	100,488
Tokai Carbon Co., Ltd.	6,000	16,896
Westlake Chemical Corp.	4,200	302,148
Yara International ASA	6,454	328,389

		6,035,641

Commercial Services & Supplies—0.4%
ADT Corp. (The) (a)	10,800	448,416
Aggreko plc	15,027	339,812
Cabcharge Australia, Ltd.	2,996	10,567
Cintas Corp. (a)	2,300	187,749
Dai Nippon Printing Co., Ltd. (a)	32,000	311,300
Deluxe Corp. (a)	3,600	249,408
Edenred	9,434	235,172
Herman Miller, Inc.	1,515	42,056
Intrum Justitia AB	9,694	272,326
Kaba Holding AG - Class B (b)	395	237,786
Performant Financial Corp. (a) (b)	669	2,275
Republic Services, Inc. (a)	10,613	430,463
Ritchie Bros Auctioneers, Inc. (a)	4,400	109,744
Societe BIC S.A.	704	100,267
Toppan Printing Co., Ltd. (a)	22,000	169,663
Transcontinental, Inc. - Class A	6,600	91,193
Waste Management, Inc.	8,692	471,367

		3,709,564

Communications Equipment—0.5%
Cisco Systems, Inc.	57,000	1,568,925
F5 Networks, Inc. (b)	1,700	195,398
Harris Corp.	20,299	1,598,749
Ituran Location and Control, Ltd.	1,362	29,971
QUALCOMM, Inc.	21,100	1,463,074
Telefonaktiebolaget LM Ericsson - B Shares	48,994	614,868

		5,470,985

Construction & Engineering—0.2%
Arcadis NV	4,469	143,333
Ausdrill, Ltd.	4,930	1,032
Boskalis Westminster NV	4,308	212,125
Decmil Group, Ltd.	14,456	13,932
Kandenko Co., Ltd.	3,000	17,425
Keller Group plc	5,068	71,251
MACA, Ltd.	10,971	7,304
Mirait Holdings Corp.	4,200	47,024
Monadelphous Group, Ltd. (a)	5,493	41,733
Nichireki Co., Ltd.	2,000	17,494
NRW Holdings, Ltd.	5,893	896
Skanska AB - B Shares	13,183	294,974
Sumitomo Densetsu Co., Ltd.	1,200	13,651
Taihei Dengyo Kaisha, Ltd.	2,000	14,430

Construction & Engineering—(Continued)
United Integrated Services Co., Ltd.	23,000	24,396
Vinci S.A.	15,077	862,836

		1,783,836

Construction Materials—0.1%
Imerys S.A.	3,350	246,134
Taiheiyo Cement Corp.	110,000	336,458

		582,592

Consumer Finance—0.2%
Ally Financial, Inc. (a) (b)	14,900	312,602
American Express Co.	2,700	210,924
Capital One Financial Corp.	9,100	717,262
Cash America International, Inc. (a)	1,900	44,270
Discover Financial Services	10,000	563,500
Enova International, Inc. (a) (b)	1,738	34,221
World Acceptance Corp. (a) (b)	700	51,044

		1,933,823

Containers & Packaging—0.1%
Ball Corp.	6,490	458,453
CCL Industries, Inc. - Class B	2,100	236,272
DS Smith plc	18,823	96,260
Rock-Tenn Co. - Class A	4,100	264,450
Smurfit Kappa Group plc	7,269	203,981
Toyo Seikan Group Holdings, Ltd.	8,700	127,604

		1,387,020

Distributors—0.0%
Chori Co., Ltd.	1,000	15,422
Genuine Parts Co. (a)	3,800	354,122

		369,544

Diversified Consumer Services—0.0%
American Public Education, Inc. (a) (b)	300	8,994
Meiko Network Japan Co., Ltd.	1,100	11,819
Tsukada Global Holdings, Inc. (a)	1,400	9,077

		29,890

Diversified Financial Services—0.3%
Berkshire Hathaway, Inc. - Class B (b)	3,300	476,256
CBOE Holdings, Inc.	1,000	57,405
Groupe Bruxelles Lambert S.A.	1,173	97,147
IG Group Holdings plc	7,404	77,800
Industrivarden AB - A Shares	1,443	28,575
Industrivarden AB - C Shares	13,901	261,250
Investment AB Kinnevik - B Shares	13,772	459,144
Investor AB - B Shares	25,637	1,021,386
McGraw Hill Financial, Inc. (a)	1,400	144,760
ORIX Corp.	35,400	497,908
Pargesa Holding S.A.	1,221	85,655
Ricoh Leasing Co., Ltd.	1,400	41,581
Sofina S.A.	759	78,417

		3,327,284

MIST-356

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Telecommunication Services—1.0%
AT&T, Inc. (a)	46,373	$1,514,078
BCE, Inc.	14,568	616,743
Belgacom S.A.	11,957	418,739
Bezeq The Israeli Telecommunication Corp., Ltd.	141,630	263,892
BT Group plc	39,786	257,767
CenturyLink, Inc.	8,491	293,364
iiNET, Ltd.	15,382	103,226
M2 Group, Ltd. (a)	15,799	121,773
Nippon Telegraph & Telephone Corp.	7,000	431,349
Swisscom AG	986	572,715
TDC A/S	32,197	230,638
Telefonica S.A.	83,987	1,195,106
Telekomunikasi Indonesia Persero Tbk PT	706,000	155,870
Telenor ASA	21,587	436,284
TeliaSonera AB	53,428	339,526
Telstra Corp., Ltd.	123,223	591,358
Turk Telekomunikasyon A/S	18,115	48,052
Verizon Communications, Inc.	32,600	1,585,338
Verizon Communications, Inc. (London Listed Shares)	11,893	578,241
Windstream Holdings, Inc. (a)	38,180	282,532

		10,036,591

Electric—0.0%
Cia Energetica de Minas Gerais (ADR)	6,600	26,994

Electric Utilities—0.4%
CEZ A/S	7,357	180,088
Cheung Kong Infrastructure Holdings, Ltd.	31,000	266,836
EDP - Energias de Portugal S.A.	63,354	237,265
Emera, Inc.	5,700	185,417
Entergy Corp.	4,468	346,225
Fortum Oyj (a)	21,472	450,086
Portland General Electric Co.	4,200	155,778
Power Assets Holdings, Ltd.	31,500	320,293
Red Electrica Corp. S.A.	6,115	496,151
Southern Co. (The) (a)	18,146	803,505
Spark Infrastructure Group (a)	72,994	109,804
SSE plc	14,365	319,062
Tauron Polska Energia S.A.	21,841	25,417

		3,895,927

Electrical Equipment—0.3%
ABB, Ltd. (b)	4,913	104,239
Emerson Electric Co. (a)	14,300	809,666
Hubbell, Inc. - Class B	3,200	350,784
Legrand S.A.	13,735	740,232
Mitsubishi Electric Corp.	21,000	249,939
Nitto Kogyo Corp.	4,000	74,490
Rockwell Automation, Inc. (a)	5,200	603,148

		2,932,498

Electronic Equipment, Instruments & Components—0.6%
Arrow Electronics, Inc. (b)	13,574	830,050
Avnet, Inc.	18,860	839,270

Electronic Equipment, Instruments & Components—(Continued)
Celestica, Inc. (b)	4,600	51,065
Corning, Inc.	104,716	2,374,959
Delta Electronics Thailand PCL	11,900	27,519
Flextronics International, Ltd. (b)	75,819	961,006
Flytech Technology Co., Ltd.	14,299	57,988
Hoya Corp.	9,600	385,094
Ingenico	878	96,569
Kanematsu Electronics, Ltd.	800	11,888
Keyence Corp.	700	382,346
LEM Holding S.A.	30	24,652
Nippon Electric Glass Co., Ltd.	18,000	87,989
Simplo Technology Co., Ltd.	17,000	85,460
Spectris plc	4,132	132,345
TE Connectivity, Ltd.	2,200	157,564

		6,505,764

Energy Equipment & Services—0.3%
Amec Foster Wheeler plc	19,456	260,793
Helmerich & Payne, Inc. (a)	5,400	367,578
National Oilwell Varco, Inc. (a)	11,300	564,887
Oceaneering International, Inc. (a)	1,800	97,074
Schlumberger, Ltd.	11,700	976,248
Subsea 7 S.A. (a)	19,363	166,353
Technip S.A.	2,904	176,003
TGS Nopec Geophysical Co. ASA	9,037	200,581

		2,809,517

Food & Staples Retailing—0.5%
Aeon Co., Ltd. (a)	38,500	422,955
Alimentation Couche Tard, Inc. - Class B	3,700	147,439
Amsterdam Commodities NV	982	26,712
Arcs Co., Ltd. (a)	4,400	105,654
Axfood AB (a)	3,254	172,095
Colruyt S.A.	4,812	209,381
Costco Wholesale Corp.	1,100	166,645
CVS Health Corp.	4,400	454,124
FamilyMart Co., Ltd.	3,900	163,293
Itochu-Shokuhin Co., Ltd.	300	10,567
Lawson, Inc.	5,700	395,701
Metcash, Ltd. (a)	65,566	77,078
Metro, Inc.	3,600	97,550
Ministop Co., Ltd.	900	12,694
San-A Co., Ltd.	700	26,595
Sligro Food Group NV	580	23,019
SPAR Group, Ltd. (The)	3,709	57,611
Sysco Corp. (a)	6,200	233,926
Tsuruha Holdings, Inc.	1,200	92,011
United Super Markets Holdings, Inc. (b)	3,000	26,664
Wal-Mart Stores, Inc.	13,975	1,149,444
Walgreens Boots Alliance, Inc.	5,800	491,144
Woolworths, Ltd. (a)	29,114	652,061

		5,214,363

Food Products—0.7%
Asian Citrus Holdings, Ltd. (b)	73,591	6,144
AVI, Ltd.	11,765	80,077

MIST-357

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Food Products—(Continued)
Campbell Soup Co. (a)	6,000	$279,300
General Mills, Inc. (a)	22,034	1,247,124
Kellogg Co.	11,740	774,253
Nestle S.A.	33,674	2,542,368
Nisshin Oillio Group, Ltd. (The)	16,000	59,473
Salmar ASA	5,693	81,798
Saputo, Inc.	4,400	120,930
Unilever NV	22,317	933,605
Unilever plc	23,879	995,953
Wilmar International, Ltd.	57,700	136,636

		7,257,661

Gas Utilities—0.0%
Perusahaan Gas Negara Persero Tbk PT	450,000	164,867

Health Care Equipment & Supplies—0.5%
Baxter International, Inc.	21,125	1,447,062
Becton Dickinson & Co. (a)	3,500	502,565
C.R. Bard, Inc.	2,200	368,170
Coltene Holding AG	261	20,077
DENTSPLY International, Inc.	7,300	371,497
Medtronic plc	15,700	1,224,443
Meridian Bioscience, Inc. (a)	2,700	51,516
Nakanishi, Inc.	3,900	151,903
St. Jude Medical, Inc. (a)	4,600	300,840
Stryker Corp.	8,900	821,025
Sysmex Corp.	3,000	166,750
Varian Medical Systems, Inc. (a) (b)	2,000	188,180

		5,614,028

Health Care Providers & Services—0.6%
Aetna, Inc.	10,489	1,117,393
AmerisourceBergen Corp. (a)	5,648	642,008
Amsurg Corp. (a) (b)	2,000	123,040
Cardinal Health, Inc.	9,700	875,619
Centene Corp. (a) (b)	1,000	70,690
DaVita HealthCare Partners, Inc. (b)	1,534	124,684
Health Net, Inc. (b)	1,950	117,955
Henry Schein, Inc. (a) (b)	1,900	265,278
Humana, Inc. (a)	200	35,604
Laboratory Corp. of America Holdings (a) (b)	3,600	453,924
Landauer, Inc. (a)	1,400	49,196
McKesson Corp.	400	90,480
Miraca Holdings, Inc. (a)	7,200	331,775
Ship Healthcare Holdings, Inc.	5,100	116,450
Triple-S Management Corp. - Class B (b)	2,800	55,664
U.S. Physical Therapy, Inc.	1,700	80,750
UnitedHealth Group, Inc.	11,000	1,301,190

		5,851,700

Health Care Technology—0.0%
Computer Programs & Systems, Inc. (a)	1,600	86,816
M3, Inc.	4,200	89,249
Quality Systems, Inc. (a)	7,700	123,046

		299,111

Hotels, Restaurants & Leisure—0.3%
Cracker Barrel Old Country Store, Inc. (a)	1,100	167,354
Dynam Japan Holdings Co., Ltd.	15,800	30,756
Flight Centre Travel Group, Ltd. (a)	3,962	119,202
McDonald’s Corp.	14,166	1,380,335
MGM China Holdings, Ltd.	59,200	111,551
Sands China, Ltd.	56,400	233,346
St. Marc Holdings Co., Ltd.	600	20,426
Starbucks Corp.	2,100	198,870
Unibet Group plc	1,003	55,025
William Hill plc	29,242	160,713
Wyndham Worldwide Corp. (a)	4,411	399,063

		2,876,641

Household Durables—0.1%
Bellway plc	2,669	78,378
Berkeley Group Holdings plc	1,711	66,645
Fujitsu General, Ltd. (a)	9,000	118,202
Garmin, Ltd. (a)	4,500	213,840
JM AB	2,092	69,668
Nikon Corp. (a)	5,000	67,087
Sanyo Housing Nagoya Co., Ltd.	1,000	10,333
Sekisui Chemical Co., Ltd.	21,000	272,720
Tupperware Brands Corp. (a)	1,800	124,236
Whirlpool Corp.	1,700	343,502

		1,364,611

Household Products—0.6%
Clorox Co. (The)	9,496	1,048,264
Colgate-Palmolive Co.	3,100	214,954
Energizer Holdings, Inc. (a)	3,700	510,785
Kimberly-Clark Corp.	11,366	1,217,412
Procter & Gamble Co. (The)	27,065	2,217,706
Reckitt Benckiser Group plc	11,065	948,316

		6,157,437

Independent Power and Renewable Electricity Producers—0.0%
AES Corp.	8,038	103,288

Industrial Conglomerates—0.4%
3M Co.	6,900	1,138,155
Danaher Corp.	4,100	348,090
General Electric Co.	73,103	1,813,686
Hopewell Holdings, Ltd.	26,500	99,812
Nolato AB - B Shares	877	21,134
Raven Industries, Inc. (a)	4,700	96,162
Siemens AG	3,016	326,526
Smiths Group plc	8,738	144,681

		3,988,246

Insurance—1.6%
ACE, Ltd.	8,615	960,486
Admiral Group plc	11,160	252,924
Aflac, Inc.	13,200	844,932
Ageas	8,252	296,277
AIA Group, Ltd.	22,000	137,744

MIST-358

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
Allianz SE	5,287	$918,679
Allied World Assurance Co. Holdings AG	5,200	210,080
American Equity Investment Life Holding Co.	6,600	192,258
American Financial Group, Inc.	5,600	359,240
American International Group, Inc.	16,900	925,951
Amlin plc	21,934	164,332
Assurant, Inc.	5,099	313,130
Assured Guaranty, Ltd. (a)	8,100	213,759
AXA S.A.	27,877	702,965
Axis Capital Holdings, Ltd. (a)	12,173	627,883
Baloise Holding AG	992	131,106
Beazley plc	34,543	146,865
Chesnara plc	7,256	36,933
Chubb Corp. (The) (a)	4,511	456,062
CNA Financial Corp.	5,246	217,342
CNP Assurances	14,991	262,232
Euler Hermes S.A.	1,606	171,097
Everest Re Group, Ltd.	1,800	313,200
FBL Financial Group, Inc. - Class A	2,758	171,024
Genworth Financial, Inc. - Class A (b)	3,100	22,661
Great-West Lifeco, Inc.	5,421	156,738
Hannover Rueck SE	1,793	185,462
HCC Insurance Holdings, Inc.	3,000	170,010
HCI Group, Inc. (a)	1,100	50,457
Horace Mann Educators Corp. (a)	3,800	129,960
Legal & General Group plc	198,499	819,358
Lincoln National Corp.	8,200	471,172
Mapfre S.A.	86,111	314,178
MBIA, Inc. (a) (b)	5,100	47,430
Montpelier Re Holdings, Ltd. (a)	3,800	146,072
Muenchener Rueckversicherungs-Gesellschaft AG	1,811	390,820
Navigators Group, Inc. (The) (b)	1,100	85,624
PartnerRe, Ltd.	3,081	352,251
Principal Financial Group, Inc. (a)	8,900	457,193
RenaissanceRe Holdings, Ltd.	6,071	605,461
Sampo Oyj - A Shares	9,013	455,432
Sony Financial Holdings, Inc.	19,389	312,142
Swiss Re AG	3,975	384,755
Symetra Financial Corp.	9,200	215,832
T&D Holdings, Inc.	15,400	212,133
Talanx AG (b)	4,196	131,753
Torchmark Corp. (a)	6,827	374,939
Universal Insurance Holdings, Inc. (a)	2,800	71,652
Unum Group (a)	4,400	148,412
Validus Holdings, Ltd. (a)	6,000	252,600
Vaudoise Assurances Holding S.A.	80	39,153
Zurich Insurance Group AG (b)	995	337,011

		16,367,162

Internet & Catalog Retail—0.2%
Amazon.com, Inc. (b)	1,800	669,780
N Brown Group plc	9,819	46,077
PetMed Express, Inc. (a)	1,900	31,388
Priceline Group, Inc. (The) (b)	754	877,769
TripAdvisor, Inc. (a) (b)	1,500	124,755

		1,749,769

Internet Software & Services—0.6%
Dena Co., Ltd. (a)	4,900	96,006
eBay, Inc. (b)	46,985	2,710,095
Facebook, Inc. - Class A (b)	13,100	1,077,016
Google, Inc. - Class A (a) (b)	2,300	1,275,810
Google, Inc. - Class C (b)	1,955	1,071,340
j2 Global, Inc. (a)	2,100	137,928
NetEase, Inc. (ADR) (a)	1,000	105,300
NIFTY Corp.	700	7,940
Yahoo Japan Corp. (a)	61,900	255,835

		6,737,270

IT Services—1.7%
Accenture plc - Class A (a)	37,763	3,538,015
Amadeus IT Holding S.A. - A Shares	9,473	406,218
Broadridge Financial Solutions, Inc.	3,500	192,535
Cognizant Technology Solutions Corp. - Class A (b)	2,500	155,975
Computer Sciences Corp. (a)	21,576	1,408,481
Fidelity National Information Services, Inc.	28,771	1,958,154
Fiserv, Inc. (a) (b)	20,548	1,631,511
FleetCor Technologies, Inc. (b)	1,800	271,656
Infocom Corp.	2,400	20,860
International Business Machines Corp. (a)	12,139	1,948,310
Jack Henry & Associates, Inc.	2,400	167,736
MasterCard, Inc. - Class A (a)	5,700	492,423
NeuStar, Inc. - Class A (a) (b)	2,200	54,164
Paychex, Inc. (a)	16,936	840,280
Science Applications International Corp.	1,406	72,198
Syntel, Inc. (a) (b)	1,000	51,730
Teradata Corp. (a) (b)	1,900	83,866
TKC Corp.	1,300	26,088
Total System Services, Inc.	24,164	921,857
Visa, Inc. - Class A (a)	12,000	784,920
Western Union Co. (The) (a)	90,919	1,892,024
Xerox Corp.	100,970	1,297,465

		18,216,466

Leisure Products—0.0%
Heiwa Corp.	4,500	88,469
Polaris Industries, Inc. (a)	1,100	155,210

		243,679

Life Sciences Tools & Services—0.1%
Bio-Techne Corp.	1,400	140,406
Bruker Corp. (a) (b)	1,900	35,093
EPS Holdings, Inc.	600	7,092
Eurofins Scientific SE	352	94,885
Illumina, Inc. (b)	1,400	259,896
Mettler-Toledo International, Inc. (b)	100	32,865
Waters Corp. (b)	1,600	198,912

		769,149

Machinery—1.0%
Alfa Laval AB	28,053	551,247
Allison Transmission Holdings, Inc.	8,300	265,102

MIST-359

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Atlas Copco AB - A Shares	18,313	$593,045
Caterpillar, Inc.	1,000	80,030
Crane Co.	4,700	293,327
Cummins, Inc.	5,300	734,792
Daiwa Industries, Ltd.	2,000	12,349
Danieli & C Officine Meccaniche S.p.A.	1,745	43,446
Deere & Co. (a)	4,153	364,177
Douglas Dynamics, Inc. (a)	2,956	67,515
Dover Corp. (a)	7,500	518,400
Duerr AG	2,762	304,397
Duro Felguera S.A.	3,806	15,020
FANUC Corp.	2,300	502,611
Flowserve Corp. (a)	6,400	361,536
Fukushima Industries Corp.	1,000	14,862
Hillenbrand, Inc.	5,300	163,611
IDEX Corp. (a)	800	60,664
Illinois Tool Works, Inc. (a)	7,800	757,692
IMI plc	14,370	271,458
Komatsu, Ltd.	21,100	414,976
Kone Oyj - Class B (a)	11,645	516,212
Lincoln Electric Holdings, Inc. (a)	4,100	268,099
Lindsay Corp. (a)	1,200	91,500
Makita Corp. (a)	5,800	301,288
Metka S.A.	2,122	19,834
Middleby Corp. (The) (b)	600	61,590
Mitsuboshi Belting Co., Ltd.	1,000	8,027
Namura Shipbuilding Co., Ltd.	2,700	25,412
Nordson Corp. (a)	1,100	86,174
Norma Group SE	1,621	81,677
Parker-Hannifin Corp. (a)	4,600	546,388
Rotork plc	3,728	136,541
Spirax-Sarco Engineering plc	858	43,341
Stanley Black & Decker, Inc.	1,400	133,504
Sumitomo Heavy Industries, Ltd.	49,000	321,275
Teikoku Sen-I Co., Ltd.	2,000	29,028
Toro Co. (The) (a)	3,400	238,408
Trelleborg AB - B Shares	17,048	337,292
Valmont Industries, Inc. (a)	2,100	258,048
Wartsila Oyj Abp (a)	5,662	250,800
Weir Group plc (The)	12,942	326,354
Zardoya Otis S.A. (a)	6,131	79,081

		10,550,130

Marine—0.1%
AP Moeller - Maersk A/S - Class B (a)	183	382,675
Nippon Yusen KK	125,000	360,341

		743,016

Media—1.0%
Cablevision Systems Corp. - Class A (a)	17,910	327,753
Cogeco Cable, Inc.	1,100	58,980
Comcast Corp. - Class A (a)	22,900	1,293,163
Corus Entertainment, Inc. - B Shares (a)	4,000	60,764
CTS Eventim AG & Co. KGaA	2,574	81,137
Daiichikosho Co., Ltd. (a)	3,300	102,591
DIRECTV (b)	7,529	640,718

Media—(Continued)
Gannett Co., Inc.	4,300	159,444
Informa plc	17,555	146,862
ITE Group plc	6,544	17,513
John Wiley & Sons, Inc. - Class A	2,100	128,394
Liberty Media Corp. - Class A (b)	10,336	398,453
Metropole Television S.A.	8,631	172,929
New Media Investment Group, Inc. (a)	1,164	27,855
Nexstar Broadcasting Group, Inc. - Class A (a)	1,000	57,220
Omnicom Group, Inc. (a)	5,100	397,698
ProSiebenSat.1 Media AG	9,020	443,262
Publicis Groupe S.A.	3,604	278,263
REA Group, Ltd. (a)	567	20,821
Reed Elsevier NV	21,105	526,168
Reed Elsevier plc	30,045	516,083
RTL Group S.A. (Frankfurt Exchange) (b)	2,742	263,676
Scripps Networks Interactive, Inc. - Class A (a)	2,500	171,400
SES S.A.	5,778	204,513
Shaw Communications, Inc. - Class B (a)	11,500	258,048
Sky Network Television, Ltd.	27,790	122,665
Sky plc	57,624	847,954
Time Warner, Inc.	3,200	270,208
Twenty-First Century Fox, Inc. - Class A (a)	3,600	121,824
UBM PCL	15,486	121,495
Viacom, Inc. - Class B	7,300	498,590
Walt Disney Co. (The)	14,600	1,531,394

		10,267,838

Metals & Mining—0.6%
Anglo American plc	24,795	369,000
Anglo American plc	7,909	119,323
ArcelorMittal (a)	51,962	488,849
Asahi Holdings, Inc.	2,700	46,278
Barrick Gold Corp.	24,100	263,539
BHP Billiton plc	23,824	517,260
BHP Billiton, Ltd.	35,011	815,386
Centerra Gold, Inc.	7,600	37,083
Compass Minerals International, Inc.	2,000	186,420
Evolution Mining, Ltd.	53,180	34,584
Freeport-McMoRan, Inc. (a)	32,593	617,637
Fresnillo plc	5,305	53,551
Highland Gold Mining, Ltd.	5,802	3,175
IAMGOLD Corp. (b)	10,100	18,820
Independence Group NL	13,912	55,482
KGHM Polska Miedz S.A.	3,843	121,574
Kobe Steel, Ltd. (a)	216,000	399,259
Koza Altin Isletmeleri A/S	2,462	26,736
Kumba Iron Ore, Ltd. (a)	2,066	26,478
MMC Norilsk Nickel OJSC (ADR)	6,172	109,646
Nevsun Resources, Ltd.	8,300	27,982
Newmont Mining Corp.	8,700	188,877
Nippon Steel Sumitomo Metal Corp.	90,000	226,845
Northern Star Resources, Ltd. (a)	27,728	48,270
Resolute Mining, Ltd. (b)	6,656	1,559
Rio Tinto plc	11,686	477,397
Rio Tinto, Ltd. (a)	8,354	362,166
Sibanye Gold, Ltd.	15,437	32,812

MIST-360

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Metals & Mining—(Continued)
St. Barbara, Ltd. (b)	4,110	$680
Sumitomo Metal Mining Co., Ltd.	3,000	43,915
Teck Resources, Ltd. - Class B	15,000	205,835
Troy Resources, Ltd. (b)	2,277	775
Vale S.A.	6,400	35,975
Vale S.A. (ADR)	13,700	66,445

		6,029,613

Multi-Utilities—0.2%
Consolidated Edison, Inc. (a)	5,335	325,435
E.ON SE	19,375	288,678
National Grid plc	26,188	334,814
Public Service Enterprise Group, Inc.	7,100	297,632
RWE AG	13,450	343,893

		1,590,452

Multiline Retail—0.1%
Dollar Tree, Inc. (b)	3,100	251,549
Lifestyle International Holdings, Ltd.	21,500	38,277
Marks & Spencer Group plc	48,535	385,029
Myer Holdings, Ltd. (a)	10,600	10,917
Next plc	3,055	318,303
Target Corp. (a)	1,300	106,691

		1,110,766

Oil, Gas & Consumable Fuels—1.9%
Alliance Resource Partners L.P.	2,200	73,546
BP plc	277,681	1,794,096
Cairn Energy plc (b)	17,935	41,542
California Resources Corp. (a)	4,920	37,441
Chevron Corp.	20,281	2,129,099
China Shenhua Energy Co., Ltd. - Class H	22,000	56,176
CNOOC, Ltd.	122,000	172,435
ConocoPhillips	18,100	1,126,906
Delek U.S. Holdings, Inc.	4,200	166,950
Devon Energy Corp.	2,300	138,713
Ecopetrol S.A. (ADR) (a)	11,100	168,942
Enbridge Income Fund Holdings, Inc. (a)	4,800	141,360
ENI S.p.A.	50,516	874,328
Exxon Mobil Corp. (a)	41,900	3,561,500
Gazprom OAO (ADR)	8,163	38,489
Hess Corp. (a)	5,065	343,762
HollyFrontier Corp. (a)	2,700	108,729
Inpex Corp.	47,700	526,272
Japan Petroleum Exploration Co.	3,500	118,692
JX Holdings, Inc. (a)	25,300	97,201
Kinder Morgan, Inc. (a)	900	37,854
Koninklijke Vopak NV	3,015	166,617
Lukoil OAO (ADR)	3,291	151,156
Marathon Oil Corp.	22,600	590,086
Marathon Petroleum Corp.	1,600	163,824
Occidental Petroleum Corp.	12,900	941,700
Phillips 66 (a)	4,800	377,280
PTT Exploration & Production PCL	18,300	61,300
PTT Exploration & Production PCL (NVDR)	17,900	60,072

Oil, Gas & Consumable Fuels—(Continued)
Royal Dutch Shell plc - A Shares	33,432	993,560
Royal Dutch Shell plc - A Shares	2,235	66,744
Royal Dutch Shell plc - B Shares	23,852	740,987
Sasol, Ltd.	5,549	187,811
Soco International plc	19,904	46,035
Spectra Energy Corp. (a)	4,100	148,297
Statoil ASA	50,543	893,024
Targa Resources Corp.	1,200	114,948
Tatneft OAO (ADR)	1,400	41,706
Tesoro Corp.	2,700	246,483
Total Gabon	33	10,215
Total S.A. (a)	18,504	920,599
VAALCO Energy, Inc. (a)(b)	3,500	8,575
Valero Energy Corp.	9,700	617,114
Woodside Petroleum, Ltd.	10,479	274,137

		19,576,303

Paper & Forest Products—0.1%
International Paper Co.	11,513	638,856
Mondi plc	12,393	237,395
Schweitzer-Mauduit International, Inc. (a)	600	27,672

		903,923

Personal Products—0.0%
Blackmores, Ltd.	555	23,040
Dr Ci:Labo Co., Ltd. (a)	1,700	59,336

		82,376

Pharmaceuticals—2.4%
AbbVie, Inc.	21,509	1,259,137
Actavis plc (b)	900	267,858
Astellas Pharma, Inc.	49,600	812,777
AstraZeneca plc	18,638	1,277,823
Bayer AG	4,978	747,971
Boiron S.A.	1,269	136,272
Bristol-Myers Squibb Co.	4,100	264,450
Eli Lilly & Co.	20,110	1,460,992
Galenica AG	302	264,065
GlaxoSmithKline plc	63,318	1,449,978
Hisamitsu Pharmaceutical Co., Inc.	6,900	283,403
Indivior plc (b)	13,294	37,405
Ipsen S.A.	5,460	258,314
Johnson & Johnson	32,559	3,275,435
Merck & Co., Inc.	37,032	2,128,599
Merck KGaA	2,919	327,599
Novartis AG	22,565	2,231,434
Novo Nordisk A/S - Class B	9,443	505,262
Orion Oyj - Class B	8,269	233,195
Pfizer, Inc. (a)	81,628	2,839,838
Recordati S.p.A.	14,091	263,085
Roche Holding AG	9,338	2,574,885
Sanofi	13,337	1,312,375
Stada Arzneimittel AG	6,438	214,598
Teva Pharmaceutical Industries, Ltd. (ADR)	3,700	230,510

		24,657,260

MIST-361

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Professional Services—0.2%
Bertrandt AG	617	$89,942
Dun & Bradstreet Corp. (The)	2,400	308,064
Intertek Group plc	6,841	253,264
SGS S.A.	275	526,085
Stantec, Inc.	8,300	198,629
WS Atkins plc	10,155	191,616

		1,567,600

Real Estate Investment Trusts—0.2%
Ascendas Real Estate Investment Trust	46,000	86,747
Cache Logistics Trust (a)	48,000	41,084
Corrections Corp. of America (a)	2,900	116,754
EPR Properties (a)	900	54,027
Federation Centres, Ltd.	12,326	28,473
Frasers Centrepoint Trust	60,000	88,274
Government Properties Income Trust (a)	2,400	54,840
Link REIT (The)	8,500	52,143
LTC Properties, Inc.	2,700	124,200
Mapletree Industrial Trust	127,000	146,090
Mapletree Logistics Trust	166,000	150,497
MID Reit, Inc.	12	29,090
Mirvac Group (REIT)	71,105	108,587
Select Income REIT (a)	5,700	142,443
Simon Property Group, Inc.	2,240	438,233

		1,661,482

Real Estate Management & Development—0.2%
Atrium European Real Estate, Ltd. (b)	7,669	35,860
CK Hutchison Holdings, Ltd.	23,000	470,829
Henderson Land Development Co., Ltd.	43,440	304,406
Hong Fok Corp., Ltd.	29,000	18,802
Hysan Development Co., Ltd.	20,000	87,434
PSP Swiss Property AG (b)	1,676	157,942
Sino Land Co., Ltd.	50,000	81,213
Sun Hung Kai Properties, Ltd.	25,000	385,187
Swire Pacific, Ltd. - Class A	19,000	257,337
Swire Properties, Ltd.	59,600	193,652
Wharf Holdings, Ltd. (The)	39,000	271,365
Wheelock & Co., Ltd.	20,000	102,222

		2,366,249

Road & Rail—0.3%
Central Japan Railway Co.	3,000	543,227
Hankyu Hanshin Holdings, Inc.	25,000	154,727
MTR Corp., Ltd.	32,500	153,978
Nagoya Railroad Co., Ltd. (a)	38,000	151,949
Norfolk Southern Corp.	7,500	771,900
TransForce, Inc.	4,500	106,589
Union Pacific Corp.	8,500	920,635
Utoc Corp.	3,700	18,147
West Japan Railway Co.	6,800	357,057

		3,178,209

Semiconductors & Semiconductor Equipment—1.6%
Altera Corp.	8,200	351,862
Broadcom Corp. - Class A	46,775	2,025,124

Semiconductors & Semiconductor Equipment—(Continued)
Cirrus Logic, Inc. (b)	3,400	113,084
Dialog Semiconductor plc (b)	1,991	90,042
Intel Corp.	139,838	4,372,734
KLA-Tencor Corp. (a)	4,100	238,989
Kulicke & Soffa Industries, Inc. (b)	900	14,067
Lam Research Corp. (a)	15,067	1,058,231
Linear Technology Corp. (a)	7,100	332,280
Marvell Technology Group, Ltd.	68,229	1,002,966
Maxim Integrated Products, Inc.	39,297	1,367,928
MediaTek, Inc.	13,000	175,726
Microchip Technology, Inc. (a)	4,400	215,160
Novatek Microelectronics Corp.	24,000	123,861
Realtek Semiconductor Corp.	22,000	70,074
Shindengen Electric Manufacturing Co., Ltd.	8,000	39,991
Skyworks Solutions, Inc.	1,800	176,922
Texas Instruments, Inc. (a)	57,941	3,313,356
Xilinx, Inc. (a)	35,657	1,508,291

		16,590,688

Software—1.6%
Activision Blizzard, Inc. (a)	62,033	1,409,700
AVEVA Group plc	4,620	101,082
Babylon, Ltd.	3,842	1,950
CA, Inc. (a)	51,181	1,669,012
Check Point Software Technologies, Ltd. (b)	2,700	221,319
Citrix Systems, Inc. (b)	2,800	178,836
Constellation Software, Inc.	600	207,379
Ebix, Inc. (a)	2,700	82,026
Electronic Arts, Inc. (a) (b)	25,740	1,513,898
FactSet Research Systems, Inc. (a)	800	127,360
GungHo Online Entertainment, Inc. (a)	13,100	51,331
Micro Focus International plc	4,882	85,341
Microsoft Corp.	135,620	5,513,631
Nemetschek AG	254	32,939
NetScout Systems, Inc. (a) (b)	2,100	92,085
Nexon Co., Ltd.	10,800	115,145
Nuance Communications, Inc. (b)	53,951	774,197
Open Text Corp.	3,600	190,041
Oracle Corp.	40,000	1,726,000
Oracle Corp. Japan	3,000	129,231
Playtech plc	7,248	83,602
Sage Group plc (The)	34,373	237,888
SAP SE	9,413	683,531
Software AG	2,856	74,476
SolarWinds, Inc. (b)	2,000	102,480
Symantec Corp.	65,907	1,539,917
Trend Micro, Inc.	4,000	131,978

		17,076,375

Specialty Retail—0.5%
ABC-Mart, Inc. (a)	2,900	169,826
AutoZone, Inc. (a) (b)	667	455,001
Bed Bath & Beyond, Inc. (a) (b)	4,600	353,165
Best Buy Co., Inc. (a)	5,100	192,729
Buckle, Inc. (The) (a)	2,300	117,507
Cato Corp. (The) - Class A (a)	1,800	71,280

MIST-362

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Specialty Retail—(Continued)
Clas Ohlson AB - B Shares	892	$14,526
Dunelm Group plc	4,253	52,980
Fielmann AG	1,275	85,481
Foot Locker, Inc. (a)	3,300	207,900
GameStop Corp. - Class A (a)	3,700	140,452
Gap, Inc. (The) (a)	5,500	238,315
Geo Holdings Corp. (a)	2,800	29,618
Giordano International, Ltd.	20,000	9,657
Hennes & Mauritz AB - B Shares	646	26,184
Home Depot, Inc. (The)	11,900	1,351,959
JB Hi-Fi, Ltd.	4,934	69,991
Lowe’s Cos., Inc.	4,600	342,194
Nishimatsuya Chain Co., Ltd.	8,000	70,597
O’Reilly Automotive, Inc. (a) (b)	1,500	324,360
Outerwall, Inc. (a)	700	46,284
Ross Stores, Inc.	3,900	410,904
T-Gaia Corp.	2,000	26,480
TJX Cos., Inc. (The)	6,700	469,335
Tractor Supply Co. (a)	1,200	102,072
WH Smith plc	4,386	84,467

		5,463,264

Technology Hardware, Storage & Peripherals—2.2%
Apple, Inc.	72,092	8,970,408
Brother Industries, Ltd. (a)	8,900	141,717
Canon, Inc.	33,200	1,174,079
Chicony Electronics Co., Ltd.	21,000	58,802
Elecom Co., Ltd. (a)	600	12,474
EMC Corp. (a)	124,616	3,185,185
FUJIFILM Holdings Corp.	10,500	373,979
Hewlett-Packard Co.	102,035	3,179,411
Japan Digital Laboratory Co., Ltd.	3,100	40,721
Konica Minolta, Inc.	10,500	106,793
Lexmark International, Inc. - Class A (a)	2,200	93,148
Neopost S.A.	1,422	78,083
NetApp, Inc. (a)	8,800	312,048
Ricoh Co., Ltd.	18,000	196,184
Samsung Electronics Co., Ltd.	210	272,223
SanDisk Corp.	18,058	1,148,850
Seagate Technology plc (a)	25,556	1,329,679
Toshiba TEC Corp.	7,000	46,129
Western Digital Corp.	20,951	1,906,750
Wincor Nixdorf AG	1,407	66,123

		22,692,786

Textiles, Apparel & Luxury Goods—0.3%
Bijou Brigitte AG	106	6,483
Burberry Group plc	8,261	212,158
Christian Dior SE	2,064	387,707
Cie Financiere Richemont S.A.	5,558	447,448
Coach, Inc. (a)	6,910	286,281
Hugo Boss AG	1,761	214,433
LVMH Moet Hennessy Louis Vuitton SE	3,123	551,154
NIKE, Inc. - Class B (a)	3,700	371,221
Pandora A/S	2,628	239,585
Peak Sport Products Co., Ltd.	74,000	21,081

Textiles, Apparel & Luxury Goods—(Continued)
Ralph Lauren Corp.	1,300	170,950
Swatch Group AG (The)	1,600	134,081
Van de Velde NV	570	31,628

		3,074,210

Thrifts & Mortgage Finance—0.0%
Genworth MI Canada, Inc. (a)	5,800	128,222
New York Community Bancorp, Inc. (a)	22,820	381,779

		510,001

Tobacco—0.4%
Altria Group, Inc.	19,000	950,380
British American Tobacco plc	18,157	938,084
Imperial Tobacco Group plc	11,323	497,064
Japan Tobacco, Inc.	1,300	41,075
Philip Morris International, Inc.	19,906	1,499,519
Reynolds American, Inc.	3,800	261,858
Swedish Match AB	5,366	157,834

		4,345,814

Trading Companies & Distributors—0.3%
Brenntag AG	1,576	94,482
Finning International, Inc.	10,000	186,017
Inaba Denki Sangyo Co., Ltd.	2,100	76,131
Indutrade AB	687	31,508
ITOCHU Corp.	51,000	552,968
Kanematsu Corp.	36,000	52,481
Kuroda Electric Co., Ltd. (a)	3,200	51,248
Marubeni Corp. (a)	132,300	765,456
Mitsui & Co., Ltd.	38,300	514,551
MSC Industrial Direct Co., Inc. - Class A (a)	2,900	209,380
Wakita & Co., Ltd.	4,000	38,926
WW Grainger, Inc. (a)	1,100	259,391
Yamazen Corp.	1,300	10,688

		2,843,227

Transportation Infrastructure—0.0%
Autostrada Torino-Milano S.p.A.	4,303	61,014
Westshore Terminals Investment Corp.	1,300	32,055

		93,069

Water Utilities—0.0%
American States Water Co. (a)	2,300	91,747
Guangdong Investment, Ltd.	140,000	183,991
Severn Trent plc	5,708	174,274

		450,012

Wireless Telecommunication Services—0.3%
Advanced Info Service PCL (NVDR)	16,600	120,764
America Movil S.A.B. de C.V. - Class L (ADR)	6,400	130,944
China Mobile, Ltd.	19,500	253,679
DiGi.Com Bhd	97,800	165,977
Drillisch AG	3,093	121,268
KDDI Corp.	46,800	1,060,307

MIST-363

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Wireless Telecommunication Services—(Continued)
M1, Ltd.	19,000	$53,904
Millicom International Cellular S.A.	5,835	421,976
Mobile TeleSystems OJSC (ADR)	7,700	77,770
MTN Group, Ltd.	10,376	174,867
Rogers Communications, Inc. - Class B	20,000	669,535
SmarTone Telecommunications Holdings, Ltd.	27,500	52,462
Vodacom Group, Ltd. (a)	19,828	216,934

		3,520,387

Total Common Stocks (Cost $337,366,484)		357,441,396

Corporate Bonds & Notes—21.4%

Advertising—0.2%
Omnicom Group, Inc. 4.450%, 08/15/20	1,855,000	2,040,996
5.900%, 04/15/16	210,000	219,817

		2,260,813

Agriculture—0.3%
Altria Group, Inc. 4.750%, 05/05/21	660,000	736,694
10.200%, 02/06/39	304,000	537,614
Philip Morris International, Inc. 6.375%, 05/16/38	645,000	854,818
Reynolds American, Inc. 4.750%, 11/01/42	145,000	149,564
6.150%, 09/15/43 (a)	230,000	284,184
7.250%, 06/15/37	170,000	223,991

		2,786,865

Auto Manufacturers—0.2%
Ford Motor Credit Co. LLC 4.375%, 08/06/23	2,400,000	2,593,042

Auto Parts & Equipment—0.1%
BorgWarner, Inc. 4.375%, 03/15/45	825,000	856,603
Delphi Corp. 4.150%, 03/15/24	560,000	595,321

		1,451,924

Banks—6.6%
Abbey National Treasury Services plc 3.050%, 08/23/18	355,000	369,798
American Express Bank FSB 6.000%, 09/13/17	1,055,000	1,169,379
Bank of America Corp. 1.144%, 04/01/19 (c)	1,225,000	1,232,172
3.300%, 01/11/23	2,295,000	2,324,925
4.200%, 08/26/24	875,000	905,245
5.000%, 01/21/44	1,100,000	1,262,604
5.625%, 07/01/20	2,345,000	2,703,492

Banks—(Continued)
Bank of Montreal 1.950%, 01/30/17(144A)	310,000	316,038
Bank of Nova Scotia 1.950%, 01/30/17(144A)	1,120,000	1,140,110
Barclays Bank plc 5.140%, 10/14/20	940,000	1,044,355
Barclays plc 3.650%, 03/16/25	1,435,000	1,439,378
BBVA Banco Continental S.A. 3.250%, 04/08/18 (144A) (a)	330,000	339,075
BNP Paribas S.A. 2.375%, 09/14/17	625,000	637,079
BPCE S.A. 2.250%, 01/27/20 (a)	1,200,000	1,206,083
2.500%, 12/10/18	1,580,000	1,617,819
4.500%, 03/15/25(144A)	1,060,000	1,075,330
5.700%, 10/22/23(144A)	535,000	591,680
Capital One Financial Corp. 3.200%, 02/05/25	970,000	961,947
Capital One N.A. 2.950%, 07/23/21	860,000	872,291
Citigroup, Inc. 3.375%, 03/01/23	550,000	563,656
4.300%, 11/20/26	2,170,000	2,244,411
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 2.250%, 01/14/19	395,000	401,786
3.875%, 02/08/22	700,000	753,331
3.950%, 11/09/22	250,000	258,801
First Republic Bank 2.375%, 06/17/19	880,000	889,629
Goldman Sachs Group, Inc. (The) 1.861%, 11/29/23 (c)	1,070,000	1,102,868
3.625%, 01/22/23	3,070,000	3,175,525
4.800%, 07/08/44	850,000	944,001
5.250%, 07/27/21	1,460,000	1,660,334
5.750%, 01/24/22	2,000,000	2,334,716
6.750%, 10/01/37	495,000	649,961
HSBC Holdings plc 4.000%, 03/30/22	1,770,000	1,903,962
4.875%, 01/14/22	1,555,000	1,754,326
5.250%, 03/14/44	570,000	649,016
JPMorgan Chase & Co. 3.875%, 09/10/24	5,620,000	5,765,502
Lloyds Bank plc 2.300%, 11/27/18	295,000	299,925
Morgan Stanley 3.700%, 10/23/24	1,220,000	1,271,950
3.750%, 02/25/23	1,840,000	1,927,104
4.300%, 01/27/45	575,000	595,831
4.350%, 09/08/26	950,000	995,851
5.500%, 01/26/20	755,000	858,052
6.625%, 04/01/18	400,000	454,941
Royal Bank of Scotland Group plc (The) 1.875%, 03/31/17	1,670,000	1,667,602

MIST-364

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Royal Bank of Scotland Group plc (The)
5.625%, 08/24/20	1,430,000	$1,658,847
6.125%, 01/11/21	20,000	23,866
Societe Generale S.A. 2.750%, 10/12/17	415,000	427,384
5.000%, 01/17/24(144A)	2,150,000	2,251,076
Sparebank 1 Boligkreditt A/S 2.300%, 06/30/17(144A)	1,500,000	1,538,010
Swedbank Hypotek AB 2.375%, 04/05/17(144A)	200,000	205,659
Toronto-Dominion Bank (The) 1.500%, 03/13/17(144A)	3,060,000	3,092,534
UBS AG 0.969%, 03/26/18 (c)	1,960,000	1,961,703
2.250%, 03/30/17(144A)	1,700,000	1,745,483
Wells Fargo & Co. 3.000%, 02/19/25	1,940,000	1,948,342

		69,184,785

Beverages—0.1%
Anheuser-Busch InBev Worldwide, Inc. 3.750%, 07/15/42	915,000	892,290

Biotechnology—0.5%
Amgen, Inc. 3.875%, 11/15/21	955,000	1,027,581
4.500%, 03/15/20	900,000	993,979
5.750%, 03/15/40	605,000	735,402
Gilead Sciences, Inc. 4.500%, 04/01/21	1,180,000	1,326,150
4.500%, 02/01/45	1,005,000	1,109,939

		5,193,051

Chemicals—0.3%
Eastman Chemical Co. 4.800%, 09/01/42	660,000	688,749
LYB International Finance B.V. 4.875%, 03/15/44	180,000	193,347
5.250%, 07/15/43	740,000	824,629
Monsanto Co. 4.700%, 07/15/64	720,000	783,490
Mosaic Co. (The) 3.750%, 11/15/21	255,000	269,423
4.875%, 11/15/41	335,000	353,911

		3,113,549

Commercial Services—0.1%
UBM plc 5.750%, 11/03/20 (144A)	630,000	696,002

Computers—0.4%
Apple, Inc. 2.400%, 05/03/23	935,000	923,519
3.450%, 02/09/45	765,000	726,168

Computers—(Continued)
International Business Machines Corp. 7.625%, 10/15/18	1,785,000	2,154,984

		3,804,671

Diversified Financial Services—0.5%
American Express Credit Corp. 0.535%, 06/05/17 (c)	1,400,000	1,397,570
Capital One Bank USA N.A. 1.300%, 06/05/17	740,000	735,780
General Electric Capital Corp. 5.300%, 02/11/21	400,000	462,051
HSBC Finance Corp. 6.676%, 01/15/21	1,220,000	1,448,665
Navient Corp. 6.000%, 01/25/17	700,000	736,312

		4,780,378

Electric—1.4%
Berkshire Hathaway Energy Co. 6.500%, 09/15/37	345,000	467,058
CMS Energy Corp. 4.875%, 03/01/44	400,000	465,831
Commonwealth Edison Co. 3.700%, 03/01/45	900,000	913,340
Delmarva Power & Light Co. 3.500%, 11/15/23	1,480,000	1,573,978
Dominion Resources, Inc. 4.050%, 09/15/42 (a)	600,000	607,129
Duke Energy Carolinas LLC 4.300%, 06/15/20	540,000	601,370
Duke Energy Florida, Inc. 6.400%, 06/15/38	1,925,000	2,733,767
Electricite de France S.A. 6.500%, 01/26/19 (144A)	180,000	210,520
Georgia Power Co. 4.300%, 03/15/42	545,000	589,886
Nisource Finance Corp. 4.800%, 02/15/44	230,000	258,570
6.125%, 03/01/22	830,000	996,793
PPL Electric Utilities Corp. 4.750%, 07/15/43	625,000	737,187
Public Service Co. of Colorado 4.750%, 08/15/41	1,065,000	1,272,669
Southern California Edison Co. 4.500%, 09/01/40	1,025,000	1,163,222
5.500%, 03/15/40	335,000	433,407
Southern Power Co. 5.250%, 07/15/43	670,000	781,026
Virginia Electric & Power Co. 4.000%, 01/15/43	930,000	981,735

		14,787,488

Electronics—0.0%
Honeywell International, Inc. 5.700%, 03/15/37	240,000	312,188

MIST-365

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Environmental Control—0.1%
Republic Services, Inc. 5.250%, 11/15/21	415,000	$476,611
Waste Management, Inc. 4.100%, 03/01/45	840,000	858,323

		1,334,934

Food—0.2%
Kraft Foods Group, Inc. 5.000%, 06/04/42	580,000	641,842
6.500%, 02/09/40	75,000	97,114
Kroger Co. (The) 5.000%, 04/15/42	260,000	295,867
5.150%, 08/01/43	625,000	738,103
Tyson Foods, Inc. 5.150%, 08/15/44 (a)	310,000	360,792

		2,133,718

Forest Products & Paper—0.0%
International Paper Co. 7.300%, 11/15/39	210,000	280,179

Gas—0.0%
Fermaca Enterprises S de RL de C.V. 6.375%, 03/30/38 (144A)	480,000	502,800

Healthcare-Products—0.4%
Becton Dickinson & Co. 4.685%, 12/15/44	700,000	760,704
Boston Scientific Corp. 2.650%, 10/01/18	940,000	950,347
Medtronic, Inc. 4.625%, 03/15/45 (144A)	2,121,000	2,404,094

		4,115,145

Healthcare-Services—0.5%
Aetna, Inc. 4.500%, 05/15/42	75,000	83,225
Anthem, Inc. 4.650%, 01/15/43	3,135,000	3,398,177
Humana, Inc. 7.200%, 06/15/18	95,000	110,313
Laboratory Corp. of America Holdings 4.700%, 02/01/45	770,000	792,558
UnitedHealth Group, Inc. 6.500%, 06/15/37	285,000	400,814

		4,785,087

Insurance—1.5%
American International Group, Inc. 4.375%, 01/15/55	670,000	675,233
6.400%, 12/15/20	1,150,000	1,393,012
Aon plc 4.600%, 06/14/44	1,265,000	1,359,593

Insurance—(Continued)
Berkshire Hathaway Finance Corp. 4.400%, 05/15/42	425,000	468,031
CNA Financial Corp. 5.750%, 08/15/21	400,000	461,602
Hartford Financial Services Group, Inc. 6.625%, 03/30/40	945,000	1,267,322
Liberty Mutual Group, Inc. 4.850%, 08/01/44 (144A)	660,000	715,686
5.000%, 06/01/21 (144A)	120,000	132,949
6.500%, 05/01/42 (144A)	960,000	1,230,374
Lincoln National Corp. 4.850%, 06/24/21	390,000	437,080
Marsh & McLennan Cos., Inc. 4.800%, 07/15/21	720,000	812,227
Pacific LifeCorp 5.125%, 01/30/43 (144A)	240,000	270,736
Prudential Financial, Inc. 5.800%, 11/16/41	1,105,000	1,337,556
Swiss Re Treasury U.S. Corp. 2.875%, 12/06/22 (144A)	260,000	259,564
4.250%, 12/06/42 (144A)	415,000	443,944
Trinity Acquisition plc 6.125%, 08/15/43	705,000	831,882
Voya Financial, Inc. 5.500%, 07/15/22	1,560,000	1,802,731
Willis Group Holdings plc 5.750%, 03/15/21	210,000	236,523
XLIT, Ltd. 5.500%, 03/31/45	1,100,000	1,100,254
5.750%, 10/01/21	300,000	352,902

		15,589,201

Machinery-Construction & Mining—0.0%
Caterpillar Financial Services Corp. 7.150%, 02/15/19	300,000	359,896

Media—0.8%
21st Century Fox America, Inc. 4.500%, 02/15/21	320,000	354,451
CBS Corp. 4.600%, 01/15/45	265,000	269,777
Comcast Corp. 4.500%, 01/15/43	825,000	905,743
4.750%, 03/01/44	280,000	322,186
6.300%, 11/15/17	520,000	587,188
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 2.400%, 03/15/17	350,000	356,280
5.150%, 03/15/42	1,675,000	1,750,496
NBCUniversal Media LLC 4.375%, 04/01/21	1,990,000	2,217,121
Viacom, Inc. 5.850%, 09/01/43	1,050,000	1,182,015

		7,945,257

MIST-366

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Mining—0.4%
Barrick North America Finance LLC 4.400%, 05/30/21	655,000	$672,663
BHP Billiton Finance USA, Ltd. 5.000%, 09/30/43	585,000	669,944
Corp. Nacional del Cobre de Chile 4.875%, 11/04/44 (144A)	390,000	407,509
Rio Tinto Finance USA plc 2.250%, 12/14/18	1,150,000	1,169,041
3.500%, 03/22/22	530,000	547,569
Rio Tinto Finance USA, Ltd. 4.125%, 05/20/21	400,000	430,893

		3,897,619

Miscellaneous Manufacturing—0.3%
General Electric Co. 4.125%, 10/09/42	215,000	226,922
4.500%, 03/11/44	1,555,000	1,745,499
Ingersoll-Rand Luxembourg Finance S.A. 4.650%, 11/01/44	755,000	801,405

		2,773,826

Oil & Gas—1.5%
Canadian Natural Resources, Ltd. 5.700%, 05/15/17	1,490,000	1,612,448
Chevron Corp. 3.191%, 06/24/23	450,000	468,720
CNOOC Curtis Funding No. 1 Pty, Ltd. 4.500%, 10/03/23 (144A)	590,000	640,729
CNOOC Finance 2013, Ltd. 3.000%, 05/09/23	485,000	473,747
Ecopetrol S.A. 5.875%, 05/28/45	575,000	535,009
Ensco plc 4.700%, 03/15/21	1,525,000	1,541,360
5.750%, 10/01/44	855,000	828,084
Marathon Petroleum Corp. 5.000%, 09/15/54	1,145,000	1,149,213
5.125%, 03/01/21	830,000	933,577
Noble Energy, Inc. 4.150%, 12/15/21	880,000	932,048
6.000%, 03/01/41	350,000	393,987
Petroleos Mexicanos 6.375%, 01/23/45	1,290,000	1,442,220
Phillips 66 4.875%, 11/15/44	1,200,000	1,285,111
Shell International Finance B.V. 2.375%, 08/21/22	700,000	697,442
Suncor Energy, Inc. 6.100%, 06/01/18	800,000	901,181
6.850%, 06/01/39	520,000	685,071
Total Capital S.A. 2.300%, 03/15/16	400,000	406,793
Valero Energy Corp. 6.625%, 06/15/37	905,000	1,117,048

		16,043,788

Oil & Gas Services—0.0%
Weatherford International, Ltd. 5.950%, 04/15/42	565,000	496,624

Pharmaceuticals—0.8%
AbbVie, Inc. 1.200%, 11/06/15	460,000	460,672
2.900%, 11/06/22	625,000	619,974
Actavis Funding SCS 4.550%, 03/15/35	430,000	448,197
4.750%, 03/15/45	1,560,000	1,658,055
4.850%, 06/15/44	450,000	477,970
AmerisourceBergen Corp. 4.250%, 03/01/45	560,000	588,200
Express Scripts Holding Co. 4.750%, 11/15/21	880,000	990,094
6.125%, 11/15/41	1,025,000	1,297,103
Merck & Co., Inc. 2.750%, 02/10/25	575,000	574,534
Wyeth LLC 5.950%, 04/01/37	640,000	819,364

		7,934,163

Pipelines—1.0%
Energy Transfer Partners L.P. 4.150%, 10/01/20	1,575,000	1,653,459
5.150%, 02/01/43	1,200,000	1,201,952
Enterprise Products Operating LLC 3.350%, 03/15/23	440,000	444,797
4.950%, 10/15/54	265,000	282,832
6.450%, 09/01/40	1,300,000	1,632,237
Kinder Morgan Energy Partners L.P. 5.000%, 08/15/42	540,000	524,422
Kinder Morgan, Inc. 5.550%, 06/01/45	915,000	964,742
ONEOK Partners L.P.
6.125%, 02/01/41	550,000	563,416
8.625%, 03/01/19	145,000	171,807
Plains All American Pipeline L.P. / PAA Finance Corp. 4.300%, 01/31/43	305,000	290,782
Williams Cos., Inc. (The) 4.550%, 06/24/24	360,000	348,665
Williams Partners L.P. 3.350%, 08/15/22	420,000	405,876
5.250%, 03/15/20	1,060,000	1,166,978
5.400%, 03/04/44	555,000	556,725

		10,208,690

Real Estate—0.1%
American Campus Communities Operating Partnership L.P. 3.750%, 04/15/23	845,000	856,460
Deutsche Annington Finance B.V. 3.200%, 10/02/17 (144A)	735,000	756,541

		1,613,001

MIST-367

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—0.5%
Alexandria Real Estate Equities, Inc. 3.900%, 06/15/23 (a)	410,000	$423,317
4.500%, 07/30/29	840,000	886,761
Boston Properties L.P. 3.125%, 09/01/23 (a)	215,000	216,633
ERP Operating L.P. 4.625%, 12/15/21	940,000	1,049,999
Health Care REIT, Inc. 4.125%, 04/01/19	1,395,000	1,496,556
Omega Healthcare Investors, Inc. 4.950%, 04/01/24	1,035,000	1,090,476

		5,163,742

Retail—0.9%
AutoZone, Inc. 2.875%, 01/15/23	880,000	867,634
CVS Health Corp. 2.250%, 12/05/18	2,445,000	2,499,834
Home Depot, Inc. (The) 4.400%, 04/01/21	700,000	791,170
5.950%, 04/01/41	990,000	1,321,944
Macy’s Retail Holdings, Inc. 2.875%, 02/15/23	790,000	785,349
5.125%, 01/15/42	450,000	504,388
Signet UK Finance plc 4.700%, 06/15/24	740,000	759,600
Wal-Mart Stores, Inc. 3.625%, 07/08/20	1,480,000	1,610,822
Yum! Brands, Inc. 6.250%, 03/15/18	268,000	300,919

		9,441,660

Software—0.3%
Microsoft Corp. 2.125%, 11/15/22	525,000	515,396
Oracle Corp. 2.500%, 10/15/22	1,770,000	1,770,089
3.400%, 07/08/24	831,000	873,538

		3,159,023

Telecommunications—1.0%
AT&T, Inc. 4.350%, 06/15/45	765,000	731,707
Cisco Systems, Inc. 5.500%, 01/15/40	1,475,000	1,823,799
Deutsche Telekom International Finance B.V. 2.250%, 03/06/17 (144A)	1,550,000	1,576,917
Verizon Communications, Inc. 0.664%, 06/09/17 (c)	1,035,000	1,033,356
2.450%, 11/01/22	820,000	794,845
4.672%, 03/15/55 (144A)	1,583,000	1,550,297
5.012%, 08/21/54	2,404,000	2,494,366

		10,005,287

Transportation—0.4%
Burlington Northern Santa Fe LLC 4.400%, 03/15/42	1,295,000	$1,377,202
Canadian Pacific Railway, Ltd. 5.750%, 01/15/42	395,000	511,165
Kansas City Southern de Mexico S.A. de C.V. 3.000%, 05/15/23	470,000	463,680
Union Pacific Corp. 3.646%, 02/15/24	360,000	389,477
4.850%, 06/15/44	835,000	994,162

		3,735,686

Total Corporate Bonds & Notes (Cost $214,449,382)		223,376,372

Mutual Funds—9.8%

Investment Company Securities—9.8%
BB Biotech AG (a) (b)	769	233,876
Consumer Discretionary Select Sector SPDR Fund (a)	675,872	50,778,263
iShares Core S&P 500 ETF (a)	146,929	30,536,254
iShares MSCI South Korea Capped ETF	90,315	5,169,631
Vanguard Total Stock Market ETF	142,500	15,283,125

Total Mutual Funds (Cost $90,074,859)		102,001,149

U.S. Treasury & Government Agencies—1.7%

U.S. Treasury—1.7%
U.S. Treasury Notes 0.375%, 10/31/16	3,000,000	2,996,250
0.875%, 05/15/17	2,485,000	2,498,978
0.875%, 11/15/17	3,000,000	3,007,968
0.875%, 01/15/18	4,050,000	4,054,115
1.375%, 02/29/20 (a)	2,195,000	2,195,513
1.500%, 11/30/19	145,000	146,110
2.000%, 02/15/25 (a)	795,000	800,031
2.250%, 11/15/24	1,570,000	1,614,034

Total U.S. Treasury & Government Agencies (Cost $17,230,328)		17,312,999

Foreign Government—0.1%

Multi-National—0.1%
FMS Wertmanagement AoeR 1.625%, 11/20/18 (Cost $1,213,553)	1,215,000	1,231,976

MIST-368

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Preferred Stocks—0.0%

Security Description	Shares/ Principal Amount*	Value

Banks—0.0%
Itausa - Investimentos Itau S.A.	34,600	$108,194

Construction Materials—0.0%
Sto SE & Co. KGaA	207	34,709

Independent Power and Renewable Electricity Producers—0.0%
AES Tiete S.A.	2,000	10,779

Metals & Mining—0.0%
Vale S.A.	12,300	59,543

Total Preferred Stocks (Cost $319,642)		213,225

Rights—0.0%

Telecommunications—0.0%
Telefonica S.A., Expires 04/10/15 (b) (Cost $0)	83,987	13,546

Short-Term Investments—41.8%

Mutual Fund—12.8%
State Street Navigator Securities Lending MET Portfolio (d)	133,024,649	133,024,649

Repurchase Agreement—29.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/15 at 0.000% to be repurchased at $301,844,951 on 04/01/15, collateralized by $307,260,000 U.S. Government Agency obligations with rates ranging from 0.375% - 0.625%, maturity dates ranging from 06/27/16 - 08/15/16, with a value of $307,887,383.	301,844,951	301,844,951

Total Short-Term Investments (Cost $434,869,600)		434,869,600

Total Investments—109.1% (Cost $1,095,523,848) (e)		1,136,460,263
Other assets and liabilities (net)—(9.1)%		(95,147,968)

Net Assets—100.0%		$1,041,312,295

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2015, the market value of securities loaned was $135,948,137 and the collateral received consisted of cash in the amount of $133,024,649 and non-cash collateral with a value of $6,977,311. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Variable or floating rate security. The stated rate represents the rate at March 31, 2015. Maturity date shown for callable securities reflects the earliest possible call date.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2015.
(e)	As of March 31, 2015, the aggregate cost of investments was $1,095,523,848. The aggregate unrealized appreciation and depreciation of investments were $57,347,680 and $(16,411,265), respectively, resulting in net unrealized appreciation of $40,936,415.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2015, the market value of 144A securities was $24,093,657, which is 2.3% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(ETF)—	Exchange-Traded Fund
(NVDR)—	Non-Voting Depository Receipts
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

MIST-369

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
AUD	13,112	JPMorgan Chase Bank N.A.	04/07/15	$10,006	$(22)
CHF	8,614,000	State Street Bank and Trust	06/25/15	8,710,283	184,468
DKK	12,780,000	State Street Bank and Trust	06/25/15	1,829,752	14,474
GBP	15,681,000	State Street Bank and Trust	06/25/15	23,086,047	161,820
INR	1,123,300,000	Citibank N.A.	06/25/15	17,655,010	(8,172)
JPY	2,163,885,000	HSBC Bank plc	06/25/15	17,926,367	137,332
SEK	16,740,000	State Street Bank and Trust	06/25/15	1,927,548	18,831

Contracts to Deliver
AUD	24,604,000	State Street Bank and Trust	06/25/15	$18,643,976	$(8,119)
CAD	26,947,000	State Street Bank and Trust	06/25/15	21,120,126	(131,965)
EUR	21,443,000	State Street Bank and Trust	06/25/15	22,845,664	(237,639)
GBP	987,900	State Street Bank and Trust	06/25/15	1,467,198	2,587
JPY	147,041,565	State Street Bank and Trust	06/25/15	1,219,225	(8,250)
KRW	5,613,000,000	Standard Chartered Bank	06/25/15	4,967,169	(78,776)
NOK	16,980,000	UBS AG	06/25/15	2,090,677	(12,675)
SGD	24,601,691	Deutsche Bank AG	06/25/15	17,656,505	(232,685)
SGD	24,170,309	Standard Chartered Bank	06/25/15	17,351,885	(223,624)

Net Unrealized Depreciation					$(422,415)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	06/15/15	151	AUD	19,650,210	$292,252
DAX Index Futures	06/19/15	98	EUR	29,364,016	66,352
Euro Stoxx 50 Index Futures	06/19/15	1,824	EUR	65,202,247	1,104,490
H-Shares Index Futures	04/29/15	65	HKD	38,634,014	211,120
MSCI Taiwan Index Futures	04/29/15	143	USD	5,048,366	(466)
Nikkei 225 Index Futures	06/11/15	277	JPY	5,184,736,282	1,137,564
OMX Stockholm 30 Index Futures	04/17/15	1,033	SEK	170,063,476	140,258
S&P TSX 60 Index Futures	06/18/15	258	CAD	44,389,554	205,223
SGX CNX Nifty Index Futures	04/30/15	284	USD	4,906,828	(56,676)
U.S. Treasury Note 2 Year Futures	06/30/15	81	USD	17,704,963	46,694
U.S. Treasury Ultra Long Bond Futures	06/19/15	190	USD	31,957,263	318,987
United Kingdom Long Gilt Bond Futures	06/26/15	136	GBP	16,108,647	464,828

Futures Contracts—Short
FTSE 100 Index Futures	06/19/15	(105)	GBP	(7,099,713)	$53,941
MSCI Emerging Markets Mini Index Futures	06/19/15	(407)	USD	(19,079,305)	(709,035)
S&P 500 E-Mini Index Futures	06/19/15	(695)	USD	(72,102,023)	489,223
U.S. Treasury Note 10 Year Futures	06/19/15	(72)	USD	(9,165,733)	(115,517)
U.S. Treasury Note 5 Year Futures	06/30/15	(517)	USD	(61,706,453)	(442,602)
U.S. Treasury Ultra Long Bond Futures	06/19/15	(108)	USD	(18,136,790)	(209,710)

Net Unrealized Appreciation					$2,996,926

MIST-370

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Swap Agreements

OTC Total Return Swaps

Pay/Receive Floating Rate	Floating Rate Index	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Depreciation
Pay	3M LIBOR	06/22/15	UBS AG	KBW Banks Total Return Index	USD	15,276,559	$(167,018)	$—	$(167,018)
Pay	3M LIBOR	06/23/15	UBS AG	KBW Banks Total Return Index	USD	15,276,559	(167,018)	—	(167,018)

Totals							$(334,036)	$—	$(334,036)

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation
Pay	3M LIBOR	2.023%	01/23/25	USD	15,000,000	$—
Pay	3M LIBOR	2.120%	01/23/25	USD	10,000,000	93,851
Pay	3M LIBOR	2.430%	01/23/25	USD	277,000,000	10,347,805

Net Unrealized Appreciation						$10,441,656

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korea Won
(NOK)—	Norwegian Krone
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(USD)—	United States Dollar
(LIBOR)—	London Interbank Offered Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

MIST-371

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$5,747,169	$468,785	$—	$6,215,954
Air Freight & Logistics	779,257	400,053	—	1,179,310
Airlines	242,328	875,753	—	1,118,081
Auto Components	1,502,431	3,125,809	—	4,628,240
Automobiles	328,106	2,272,961	—	2,601,067
Banks	15,817,347	13,814,785	—	29,632,132
Beverages	3,765,577	1,703,314	—	5,468,891
Biotechnology	5,171,716	596,084	—	5,767,800
Building Products	—	120,322	—	120,322
Capital Markets	3,902,406	2,049,225	—	5,951,631
Chemicals	2,594,230	3,441,411	—	6,035,641
Commercial Services & Supplies	2,032,671	1,676,893	—	3,709,564
Communications Equipment	4,826,146	644,839	—	5,470,985
Construction & Engineering	—	1,783,836	—	1,783,836
Construction Materials	—	582,592	—	582,592
Consumer Finance	1,933,823	—	—	1,933,823
Containers & Packaging	959,175	427,845	—	1,387,020
Distributors	354,122	15,422	—	369,544
Diversified Consumer Services	8,994	20,896	—	29,890
Diversified Financial Services	678,421	2,648,863	—	3,327,284
Diversified Telecommunication Services	4,292,055	5,744,536	—	10,036,591
Electric	26,994	—	—	26,994
Electric Utilities	1,490,925	2,405,002	—	3,895,927
Electrical Equipment	1,763,598	1,168,900	—	2,932,498
Electronic Equipment, Instruments & Components	5,241,433	1,264,331	—	6,505,764
Energy Equipment & Services	2,005,787	803,730	—	2,809,517
Food & Staples Retailing	2,766,936	2,447,427	—	5,214,363
Food Products	2,421,607	4,836,054	—	7,257,661
Gas Utilities	—	164,867	—	164,867
Health Care Equipment & Supplies	5,275,298	338,730	—	5,614,028
Health Care Providers & Services	5,403,475	448,225	—	5,851,700
Health Care Technology	209,862	89,249	—	299,111
Hotels, Restaurants & Leisure	2,145,622	731,019	—	2,876,641
Household Durables	681,578	683,033	—	1,364,611
Household Products	5,209,121	948,316	—	6,157,437
Independent Power and Renewable Electricity Producers	103,288	—	—	103,288
Industrial Conglomerates	3,396,093	592,153	—	3,988,246
Insurance	9,563,811	6,803,351	—	16,367,162
Internet & Catalog Retail	1,703,692	46,077	—	1,749,769
Internet Software & Services	6,377,489	359,781	—	6,737,270
IT Services	17,763,300	453,166	—	18,216,466
Leisure Products	155,210	88,469	—	243,679
Life Sciences Tools & Services	667,172	101,977	—	769,149
Machinery	5,350,557	5,199,573	—	10,550,130
Marine	—	743,016	—	743,016
Media	6,401,906	3,865,932	—	10,267,838
Metals & Mining	1,758,259	4,271,354	—	6,029,613
Multi-Utilities	623,067	967,385	—	1,590,452
Multiline Retail	358,240	752,526	—	1,110,766
Oil, Gas & Consumable Fuels	11,535,760	8,040,543	—	19,576,303
Paper & Forest Products	666,528	237,395	—	903,923
Personal Products	—	82,376	—	82,376
Pharmaceuticals	11,726,819	12,930,441	—	24,657,260
Professional Services	506,693	1,060,907	—	1,567,600
Real Estate Investment Trusts	930,497	730,985	—	1,661,482

MIST-372

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Real Estate Management & Development	$—	$2,366,249	$—	$2,366,249
Road & Rail	1,799,124	1,379,085	—	3,178,209
Semiconductors & Semiconductor Equipment	16,090,994	499,694	—	16,590,688
Software	15,347,881	1,728,494	—	17,076,375
Specialty Retail	4,823,457	639,807	—	5,463,264
Technology Hardware, Storage & Peripherals	20,125,479	2,567,307	—	22,692,786
Textiles, Apparel & Luxury Goods	828,452	2,245,758	—	3,074,210
Thrifts & Mortgage Finance	510,001	—	—	510,001
Tobacco	2,711,757	1,634,057	—	4,345,814
Trading Companies & Distributors	654,788	2,188,439	—	2,843,227
Transportation Infrastructure	32,055	61,014	—	93,069
Water Utilities	91,747	358,265	—	450,012
Wireless Telecommunication Services	878,249	2,642,138	—	3,520,387
Total Common Stocks	233,060,575	124,380,821	—	357,441,396
Total Corporate Bonds & Notes*	—	223,376,372	—	223,376,372
Mutual Funds
Investment Company Securities	101,767,273	233,876	—	102,001,149
Total U.S. Treasury & Government Agencies*	—	17,312,999	—	17,312,999
Total Foreign Government*	—	1,231,976	—	1,231,976
Preferred Stocks
Banks	108,194	—	—	108,194
Construction Materials	—	34,709	—	34,709
Independent Power and Renewable Electricity Producers	10,779	—	—	10,779
Metals & Mining	59,543	—	—	59,543
Total Preferred Stocks	178,516	34,709	—	213,225
Total Rights*	13,546	—	—	13,546
Short-Term Investments
Mutual Fund	133,024,649	—	—	133,024,649
Repurchase Agreement	—	301,844,951	—	301,844,951
Total Short-Term Investments	133,024,649	301,844,951	—	434,869,600
Total Investments	$468,044,559	$668,415,704	$—	$1,136,460,263

Collateral for Securities Loaned (Liability)	$—	$(133,024,649)	$—	$(133,024,649)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$519,512	$—	$519,512
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(941,927)	—	(941,927)
Total Forward Contracts	$—	$(422,415)	$—	$(422,415)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$4,530,932	$—	$—	$4,530,932
Futures Contracts (Unrealized Depreciation)	(1,534,006)	—	—	(1,534,006)
Total Futures Contracts	$2,996,926	$—	$—	$2,996,926
OTC Swap Contracts
OTC Swap Contracts at Value (Liabilities)	$—	$(334,036)	$—	$(334,036)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$10,441,656	$—	$10,441,656

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Transfers from Level 2 to Level 1 in the amount of $155,329 were due to the discontinuation of a systematic fair valuation model factor. Transfers from Level 1 to Level 2 in the amount of $103,462 were due to the application of a systematic fair valuation model factor.

MIST-373

Met Investors Series Trust

SSGA Growth and Income ETF Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Mutual Funds—95.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—95.1%
Financial Select Sector SPDR Fund (a) (b)	2,458,962	$59,285,574
Health Care Select Sector SPDR Fund (a) (b)	838,511	60,792,047
iShares 20+ Year Treasury Bond ETF (a)	699,945	91,475,812
iShares Core MSCI Emerging Markets ETF (a)	630,282	30,461,529
iShares Core S&P Small-Cap ETF (a)	266,762	31,485,919
iShares Core U.S. Aggregate Bond ETF (a)	274,376	30,573,718
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	847,566	103,157,258
iShares MSCI Canada ETF (a)	1,298,810	35,301,656
iShares MSCI EAFE ETF (a)	5,401,869	346,637,934
iShares TIPS Bond ETF (a)	519,818	59,046,127
SPDR Barclays High Yield Bond ETF (a) (b)	9,026,166	354,006,230
SPDR Dow Jones International Real Estate ETF (a) (b)	1,352,683	58,598,227
SPDR S&P 500 ETF Trust (a) (b)	3,697,318	763,237,355
SPDR S&P International Small Cap ETF (a) (b)	2,087,059	60,441,229
SPDR S&P MidCap 400 ETF Trust (a) (b)	113,342	31,422,936
Technology Select Sector SPDR Fund (b)	1,395,352	57,823,387
Vanguard REIT ETF (a)	1,583,999	133,166,796
Vanguard Total Bond Market ETF (a)	4,628,382	385,868,207
WisdomTree Europe Hedged Equity Fund (a)	453,514	29,995,416
WisdomTree Japan Hedged Equity Fund (a)	1,631,094	89,905,901

Total Mutual Funds (Cost $2,524,002,046)		2,812,683,258

Short-Term Investments—23.2%

Mutual Funds—23.2%
AIM STIT-STIC Prime Portfolio	138,819,398	138,819,398
State Street Navigator Securities Lending MET Portfolio (b) (c)	547,649,044	547,649,044

Total Short-Term Investments (Cost $686,468,442)		686,468,442

Total Investments—118.3% (Cost $3,210,470,488) (d)		3,499,151,700
Other assets and liabilities (net)—(18.3)%		(542,131,008)

Net Assets—100.0%		$2,957,020,692

(a)	All or a portion of the security was held on loan. As of March 31, 2015, the market value of securities loaned was $639,891,548 and the collateral received consisted of cash in the amount of $547,649,044 and non-cash collateral with a value of $110,756,032. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Affiliated Issuer.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2015.
(d)	As of March 31, 2015, the aggregate cost of investments was $3,210,470,488. The aggregate unrealized appreciation and depreciation of investments were $297,524,393 and $(8,843,181), respectively, resulting in net unrealized appreciation of $288,681,212.
(ETF)—	Exchange-Traded Fund

MIST-374

Met Investors Series Trust

SSGA Growth and Income ETF Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$2,812,683,258	$—	$—	$2,812,683,258
Total Short-Term Investments*	686,468,442	—	—	686,468,442
Total Investments	$3,499,151,700	$—	$—	$3,499,151,700

Collateral for securities loaned (Liability)	$—	$(547,649,044)	$—	$(547,649,044)

*	See Schedule of Investments for additional detailed categorizations.

MIST-375

Met Investors Series Trust

SSGA Growth ETF Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Mutual Funds—94.9% of Net Assets

Security Description	Shares	Value

Investment Company Securities—94.9%
Financial Select Sector SPDR Fund (a) (b)	839,263	$20,234,631
Health Care Select Sector SPDR Fund (a) (b)	285,923	20,729,418
iShares 20+ Year Treasury Bond ETF (a)	238,363	31,151,660
iShares Core MSCI Emerging Markets ETF (a)	653,258	31,571,959
iShares Core S&P Small-Cap ETF (a)	268,346	31,672,878
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	292,359	35,583,014
iShares MSCI Canada ETF (a)	698,821	18,993,955
iShares MSCI EAFE ETF	2,920,599	187,414,838
SPDR Barclays High Yield Bond ETF (a) (b)	1,816,829	71,256,033
SPDR Dow Jones International Real Estate ETF (b)	463,585	20,082,502
SPDR S&P 500 ETF Trust (a) (b)	1,522,830	314,357,797
SPDR S&P International Small Cap ETF (b)	1,080,909	31,303,125
SPDR S&P MidCap 400 ETF Trust (a) (b)	151,573	42,022,099
Technology Select Sector SPDR Fund (a) (b)	489,841	20,299,011
Vanguard REIT ETF (a)	551,104	46,331,313
Vanguard Total Bond Market ETF	123,731	10,315,453
WisdomTree Europe Hedged Equity Fund	156,675	10,362,485
WisdomTree Japan Hedged Equity Fund	563,270	31,047,442

Total Mutual Funds (Cost $835,468,786)		974,729,613

Short-Term Investments—17.2%

Mutual Funds — 17.2%
AIM STIT-STIC Prime Portfolio	52,058,262	52,058,262
State Street Navigator Securities Lending MET Portfolio (b) (c)	124,878,822	124,878,822

Total Short-Term Investments (Cost $176,937,084)		176,937,084

Total Investments—112.1% (Cost $1,012,405,870) (d)		1,151,666,697
Other assets and liabilities (net)—(12.1)%		(124,093,762)

Net Assets — 100.0%		$1,027,572,935

(a)	All or a portion of the security was held on loan. As of March 31, 2015, the market value of securities loaned was $138,825,654 and the collateral received consisted of cash in the amount of $124,878,822 and non-cash collateral with a value of $17,652,355. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Affiliated Issuer.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2015.
(d)	As of March 31, 2015, the aggregate cost of investments was $1,012,405,870. The aggregate unrealized appreciation and depreciation of investments were $143,469,689 and $(4,208,862), respectively, resulting in net unrealized appreciation of $139,260,827.
(ETF)—	Exchange-Traded Fund

MIST-376

Met Investors Series Trust

SSGA Growth ETF Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$974,729,613	$—	$—	$974,729,613
Total Short-Term Investments*	176,937,084	—	—	176,937,084
Total Investments	$1,151,666,697	$—	$—	$1,151,666,697

Collateral for securities loaned (Liability)	$—	$(124,878,822)	$—	$(124,878,822)

*	See Schedule of Investments for additional detailed categorizations.

MIST-377

Met Investors Series Trust

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—98.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—5.9%
Boeing Co. (The)	300,000	$45,024,000
Honeywell International, Inc.	402,300	41,963,913
Raytheon Co.	348,400	38,062,700
United Technologies Corp.	776,400	90,994,080

		216,044,693

Airlines—2.0%
Southwest Airlines Co.	1,676,500	74,268,950

Auto Components—0.4%
Johnson Controls, Inc.	252,000	12,710,880

Automobiles—1.1%
General Motors Co.	1,118,900	41,958,750

Banks—10.9%
Bank of America Corp.	6,230,200	95,882,778
Fifth Third Bancorp	1,051,900	19,828,315
JPMorgan Chase & Co.	2,246,500	136,092,970
PNC Financial Services Group, Inc. (The)	357,800	33,361,272
U.S. Bancorp	1,313,100	57,343,077
Wells Fargo & Co.	1,058,200	57,566,080

		400,074,492

Beverages—1.4%
PepsiCo, Inc.	535,700	51,223,634

Biotechnology—1.4%
Amgen, Inc.	309,900	49,537,515

Capital Markets—6.1%
Ameriprise Financial, Inc.	271,100	35,470,724
Bank of New York Mellon Corp. (The)	806,000	32,433,440
Charles Schwab Corp. (The)	1,194,700	36,366,668
Invesco, Ltd.	782,300	31,049,487
Morgan Stanley	2,515,000	89,760,350

		225,080,669

Chemicals—2.0%
Celanese Corp. - Series A	1,281,100	71,562,246

Communications Equipment—2.1%
Cisco Systems, Inc.	1,424,500	39,209,363
QUALCOMM, Inc.	549,000	38,067,660

		77,277,023

Construction Materials—1.0%
Vulcan Materials Co.	415,600	35,035,080

Consumer Finance—1.0%
American Express Co.	460,300	35,958,636

Diversified Telecommunication Services—0.7%
AT&T, Inc.	814,500	26,593,425

Electric Utilities—2.8%
Entergy Corp.	346,700	26,865,783
Exelon Corp. (a)	1,157,300	38,896,853
FirstEnergy Corp.	1,051,000	36,848,060

		102,610,696

Electrical Equipment—0.4%
Emerson Electric Co.	237,700	13,458,574

Electronic Equipment, Instruments & Components—0.9%
TE Connectivity, Ltd.	471,500	33,768,830

Energy Equipment & Services—0.8%
Baker Hughes, Inc.	439,500	27,943,410

Food & Staples Retailing—0.4%
Wal-Mart Stores, Inc.	176,000	14,476,000

Health Care Equipment & Supplies—1.4%
Medtronic plc	673,365	52,515,736

Hotels, Restaurants & Leisure—2.2%
Carnival Corp.	1,651,000	78,983,840

Household Products—1.4%
Procter & Gamble Co. (The)	642,100	52,613,674

Independent Power and Renewable Electricity Producers—2.5%
AES Corp.	4,314,500	55,441,325
NRG Energy, Inc.	1,477,500	37,218,225

		92,659,550

Industrial Conglomerates—4.2%
3M Co.	368,700	60,817,065
General Electric Co.	3,678,500	91,263,585

		152,080,650

Insurance—4.7%
Allstate Corp. (The)	697,200	49,619,724
Marsh & McLennan Cos., Inc.	1,251,800	70,213,462
Prudential Financial, Inc.	181,200	14,552,172
XL Group plc	1,030,610	37,926,448

		172,311,806

IT Services—1.2%
Western Union Co. (The) (a)	2,160,700	44,964,167

Life Sciences Tools & Services—1.9%
Thermo Fisher Scientific, Inc.	519,600	69,803,064

Machinery—1.5%
Illinois Tool Works, Inc.	337,100	32,745,894
Ingersoll-Rand plc	330,700	22,514,056

		55,259,950

MIST-378

Met Investors Series Trust

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Media—4.6%
Comcast Corp. - Class A	553,300	$31,244,851
News Corp. - Class A (b)	804,000	12,872,040
Time Warner Cable, Inc.	292,300	43,809,924
Time Warner, Inc.	726,300	61,328,772
Viacom, Inc. - Class B	260,000	17,758,000

		167,013,587

Multi-Utilities—2.1%
PG&E Corp.	1,436,200	76,219,134

Multiline Retail—1.6%
Kohl’s Corp. (a)	751,800	58,828,350

Oil, Gas & Consumable Fuels—8.8%
Apache Corp.	1,033,300	62,338,989
Canadian Natural Resources, Ltd. (a)	981,900	30,154,149
Chevron Corp.	444,900	46,705,602
CONSOL Energy, Inc.	386,000	10,765,540
EQT Corp.	344,100	28,515,567
Exxon Mobil Corp.	664,000	56,440,000
Hess Corp.	483,700	32,828,719
Royal Dutch Shell plc - Class A (ADR)	648,000	38,653,200
Spectra Energy Corp.	474,700	17,169,899

		323,571,665

Paper & Forest Products—1.0%
International Paper Co.	679,300	37,694,357

Personal Products—0.3%
Avon Products, Inc. (a)	1,214,300	9,702,257

Pharmaceuticals—7.2%
AbbVie, Inc.	251,000	14,693,540
Johnson & Johnson	652,400	65,631,440
Merck & Co., Inc.	1,425,900	81,960,732
Pfizer, Inc.	2,951,500	102,682,685

		264,968,397

Real Estate Investment Trusts—1.1%
Weyerhaeuser Co.	1,241,800	41,165,670

Road & Rail—2.4%
Canadian Pacific Railway, Ltd.	283,500	51,795,450
Union Pacific Corp.	321,100	34,778,341

		86,573,791

Semiconductors & Semiconductor Equipment—1.2%
Texas Instruments, Inc.	764,600	43,723,651

Software—1.8%
Microsoft Corp.	1,634,900	66,466,860

Specialty Retail—2.4%
Lowe’s Cos., Inc.	1,199,400	89,223,366

Security Description	Shares	Value

Tobacco—1.0%
Philip Morris International, Inc.	478,600	$36,052,938

Wireless Telecommunication Services—0.3%
T-Mobile U.S., Inc. (b)	372,000	11,788,680

Total Common Stocks (Cost $2,682,787,568)		3,593,768,643

Short-Term Investments—3.9%

Mutual Funds—3.9%
State Street Navigator Securities Lending MET Portfolio (c)	81,764,148	81,764,148
T.Rowe Price Government Reserve Investment Fund (d)	63,213,640	63,213,640

Total Short-Term Investments (Cost $144,977,788)		144,977,788

Total Investments—102.0% (Cost $2,827,765,356) (e)		3,738,746,431
Other assets and liabilities (net)—(2.0)%		(74,233,289)

Net Assets—100.0%		$3,664,513,142

(a)	All or a portion of the security was held on loan. As of March 31, 2015, the market value of securities loaned was $127,792,925 and the collateral received consisted of cash in the amount of $81,764,148 and non-cash collateral with a value of $47,857,967. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2015.
(d)	Affiliated Issuer.
(e)	As of March 31, 2015, the aggregate cost of investments was $2,827,765,356. The aggregate unrealized appreciation and depreciation of investments were $978,845,425 and $(67,864,350), respectively, resulting in net unrealized appreciation of $910,981,075.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-379

Met Investors Series Trust

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$3,593,768,643	$—	$—	$3,593,768,643
Total Short-Term Investments*	144,977,788	—	—	144,977,788
Total Investments	$3,738,746,431	$—	$—	$3,738,746,431

Collateral for securities loaned (Liability)	$—	$(81,764,148)	$—	$(81,764,148)

*	See Schedule of Investments for additional detailed categorizations.

MIST-380

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—94.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.4%
DigitalGlobe, Inc. (a)	360,000	$12,265,200
Textron, Inc.	700,000	31,031,000

		43,296,200

Auto Components—0.5%
BorgWarner, Inc.	140,000	8,467,200

Automobiles—1.0%
Harley-Davidson, Inc.	189,000	11,479,860
Tesla Motors, Inc. (a) (b)	31,000	5,851,870

		17,331,730

Biotechnology—3.1%
Alkermes plc (a)	367,000	22,375,990
Alnylam Pharmaceuticals, Inc. (a)	35,000	3,654,700
Incyte Corp. (a) (b)	140,000	12,832,400
Pharmacyclics, Inc. (a)	35,000	8,958,250
Vertex Pharmaceuticals, Inc. (a)	70,000	8,257,900

		56,079,240

Capital Markets—1.6%
LPL Financial Holdings, Inc. (b)	245,000	10,745,700
TD Ameritrade Holding Corp.	490,000	18,257,400

		29,003,100

Chemicals—1.1%
Celanese Corp. - Series A	140,000	7,820,400
RPM International, Inc.	228,000	10,941,720

		18,762,120

Commercial Services & Supplies—0.1%
Waste Connections, Inc.	54,500	2,623,630

Communications Equipment—1.7%
JDS Uniphase Corp. (a)	964,000	12,647,680
Motorola Solutions, Inc.	210,000	14,000,700
Palo Alto Networks, Inc. (a) (b)	24,000	3,505,920

		30,154,300

Construction Materials—0.7%
Martin Marietta Materials, Inc. (b)	91,000	12,721,800

Containers & Packaging—0.6%
Ball Corp.	140,000	9,889,600

Diversified Financial Services—2.9%
CBOE Holdings, Inc.	280,000	16,073,400
Intercontinental Exchange, Inc.	73,000	17,028,710
MSCI, Inc.	297,000	18,209,070

		51,311,180

Electrical Equipment—3.7%
Acuity Brands, Inc.	105,000	17,656,800
AMETEK, Inc.	319,000	16,760,260

Electrical Equipment—(Continued)
Babcock & Wilcox Co. (The)	281,000	9,017,290
Sensata Technologies Holding NV (a) (b)	385,000	22,118,250

		65,552,600

Electronic Equipment, Instruments & Components—1.9%
Cognex Corp. (a)	62,600	3,104,334
FEI Co.	147,000	11,221,980
Keysight Technologies, Inc. (a)	350,000	13,002,500
Trimble Navigation, Ltd. (a)	237,000	5,972,400

		33,301,214

Food & Staples Retailing—2.1%
Rite Aid Corp. (a)	1,928,000	16,754,320
Sprouts Farmers Market, Inc. (a) (b)	350,000	12,330,500
Whole Foods Market, Inc.	175,000	9,114,000

		38,198,820

Food Products—1.5%
TreeHouse Foods, Inc. (a)	98,000	8,331,960
WhiteWave Foods Co. (The) (a)	420,000	18,622,800

		26,954,760

Health Care Equipment & Supplies—6.2%
Cooper Cos., Inc. (The)	129,000	24,177,180
DENTSPLY International, Inc.	350,000	17,811,500
IDEXX Laboratories, Inc. (a) (b)	88,000	13,594,240
Intuitive Surgical, Inc. (a)	47,000	23,736,410
Sirona Dental Systems, Inc. (a)	70,000	6,299,300
Teleflex, Inc. (b)	175,000	21,145,250
West Pharmaceutical Services, Inc.	57,000	3,431,970

		110,195,850

Health Care Providers & Services—3.2%
Envision Healthcare Holdings, Inc. (a)	237,000	9,088,950
Henry Schein, Inc. (a)	140,000	19,546,800
MEDNAX, Inc. (a)	175,000	12,689,250
Universal Health Services, Inc. - Class B	140,000	16,479,400

		57,804,400

Health Care Technology—0.4%
IMS Health Holdings, Inc. (a)	119,000	3,221,330
Inovalon Holdings, Inc. - Class A (a)	20,000	604,200
Veeva Systems, Inc. - Class A (a) (b)	141,000	3,599,730

		7,425,260

Hotels, Restaurants & Leisure—3.9%
Aramark	334,000	10,564,420
Chipotle Mexican Grill, Inc. (a)	3,000	1,951,620
Choice Hotels International, Inc.	214,000	13,710,980
Marriott International, Inc. - Class A	175,000	14,056,000
Norwegian Cruise Line Holdings, Ltd. (a)	532,000	28,733,320

		69,016,340

MIST-381

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Durables—0.5%
Harman International Industries, Inc.	70,000	$9,354,100

Industrial Conglomerates—1.3%
Roper Industries, Inc.	140,000	24,080,000

Insurance—4.3%
FNF Group	700,000	25,732,000
HCC Insurance Holdings, Inc.	280,000	15,867,600
Progressive Corp. (The)	526,000	14,307,200
Willis Group Holdings plc	424,000	20,428,320

		76,335,120

Internet & Catalog Retail—0.9%
Netflix, Inc. (a)	26,000	10,833,940
TripAdvisor, Inc. (a)	69,000	5,738,730

		16,572,670

Internet Software & Services—3.8%
Akamai Technologies, Inc. (a)	105,000	7,459,725
Atlassian, Inc. - Class A, Ordinary Restricted Depository Receipt (a) (c) (d)	15,101	286,919
Atlassian, Inc. - Class A, Ordinary Unrestricted From B Ordinary Depository Receipt (a) (c) (d)	10,403	197,657
Atlassian, Inc. - Class A, Ordinary Unrestricted From B Preference Depository Receipt (a) (c) (d)	54,328	1,032,232
Atlassian, Inc. - Series 1, Restricted Receipt (a) (c) (d)	26,508	503,652
Atlassian, Inc. - Series 2, Depository Receipt (a) (c) (d)	70,977	1,348,563
Atlassian, Inc. - Series A, Preference Depository Receipt (a) (c) (d)	52,487	997,253
Coupons.com, Inc. (a) (b)	252,000	2,958,480
GrubHub, Inc. (a)	89,000	4,039,710
LendingClub Corp. (a) (b)	71,000	1,395,150
LinkedIn Corp. - Class A (a)	17,000	4,247,620
Rackspace Hosting, Inc. (a)	280,000	14,445,200
VeriSign, Inc. (a) (b)	350,000	23,439,500
Zillow Group, Inc. - Class A (a) (b)	47,000	4,714,100

		67,065,761

IT Services—6.5%
CoreLogic, Inc. (a)	420,000	14,813,400
Fidelity National Information Services, Inc.	175,000	11,910,500
Fiserv, Inc. (a)	490,000	38,906,000
Gartner, Inc. (a)	175,000	14,673,750
Global Payments, Inc.	210,000	19,252,800
Vantiv, Inc. - Class A (a)	420,000	15,834,000

		115,390,450

Life Sciences Tools & Services—2.6%
Agilent Technologies, Inc.	490,000	20,359,500
Bruker Corp. (a) (b)	630,000	11,636,100
Illumina, Inc. (a)	45,000	8,353,800
Mettler-Toledo International, Inc. (a)	16,000	5,258,400

		45,607,800

Machinery—5.6%
Colfax Corp. (a) (b)	252,000	12,027,960
IDEX Corp.	294,000	22,294,020
Nordson Corp.	70,000	5,483,800
Pall Corp.	292,000	29,313,880
Rexnord Corp. (a)	385,000	10,275,650
WABCO Holdings, Inc. (a)	87,000	10,690,560
Xylem, Inc.	262,000	9,175,240

		99,261,110

Metals & Mining—1.1%
Franco-Nevada Corp.	315,000	15,265,643
Silver Wheaton Corp. (b)	271,000	5,154,420

		20,420,063

Multiline Retail—0.7%
Dollar General Corp. (a)	157,000	11,834,660

Oil, Gas & Consumable Fuels—3.9%
Cimarex Energy Co.	26,800	3,084,412
Concho Resources, Inc. (a)	105,000	12,171,600
CONSOL Energy, Inc.	299,000	8,339,110
Continental Resources, Inc. (a)	35,000	1,528,450
EQT Corp.	245,000	20,303,150
Pioneer Natural Resources Co.	56,000	9,156,560
Range Resources Corp. (b)	280,000	14,571,200

		69,154,482

Pharmaceuticals—2.5%
Catalent, Inc. (a)	455,000	14,173,250
Hospira, Inc. (a)	350,000	30,744,000

		44,917,250

Professional Services—5.0%
Equifax, Inc.	210,000	19,530,000
IHS, Inc. - Class A (a)	234,000	26,619,840
ManpowerGroup, Inc.	140,000	12,061,000
Towers Watson & Co. - Class A	106,000	14,011,610
Verisk Analytics, Inc. - Class A (a)	245,000	17,493,000

		89,715,450

Real Estate Management & Development—1.2%
Jones Lang LaSalle, Inc.	119,000	20,277,600
WeWork Cos., Inc. - Class A (a) (c) (d)	18,076	300,986

		20,578,586

Road & Rail—1.2%
J.B. Hunt Transport Services, Inc.	118,100	10,085,150
Kansas City Southern	110,000	11,228,800

		21,313,950

Semiconductors & Semiconductor Equipment—3.2%
Altera Corp.	735,000	31,538,850
Atmel Corp.	1,190,000	9,793,700
Microchip Technology, Inc. (b)	140,000	6,846,000
Xilinx, Inc.	192,000	8,121,600

		56,300,150

MIST-382

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Software—3.2%
FactSet Research Systems, Inc. (b)	87,000	$13,850,400
Fortinet, Inc. (a)	70,000	2,446,500
Guidewire Software, Inc. (a)	25,000	1,315,250
Mobileye NV (a)	130,000	5,463,900
Red Hat, Inc. (a)	350,000	26,512,500
ServiceNow, Inc. (a)	62,000	4,884,360
Workday, Inc. - Class A (a) (b)	24,000	2,025,840

		56,498,750

Specialty Retail—6.1%
AutoZone, Inc. (a)	36,000	24,557,760
CarMax, Inc. (a) (b)	507,000	34,988,070
L Brands, Inc.	157,000	14,803,530
Michaels Cos., Inc. (The) (a)	308,000	8,334,480
O’Reilly Automotive, Inc. (a)	122,000	26,381,280

		109,065,120

Technology Hardware, Storage & Peripherals—0.1%
Stratasys, Ltd. (a) (b)	47,000	2,480,660

Textiles, Apparel & Luxury Goods—1.2%
Hanesbrands, Inc.	420,000	14,074,200
Wolverine World Wide, Inc. (b)	244,000	8,161,800

		22,236,000

Trading Companies & Distributors—0.4%
Fastenal Co. (b)	175,000	7,251,125

Wireless Telecommunication Services—0.9%
T-Mobile U.S., Inc. (a)	490,000	15,528,100

Total Common Stocks (Cost $1,057,451,734)		1,689,050,701

Preferred Stocks—0.1%

Real Estate Management & Development—0.1%
WeWork Cos., Inc. - Series D1 (a) (c) (d)	89,839	1,495,924
WeWork Cos., Inc. - Series D2 (a) (c) (d)	70,588	1,175,372

Total Preferred Stocks (Cost $2,671,296)		2,671,296

Convertible Preferred Stock—0.0%

Internet Software & Services—0.0%
LivingSocial, Inc. - Series E (a) (c) (d) (Cost $4,280,576)	757,490	181,797

Short-Term Investments—14.7%
Security Description	Shares	Value

Mutual Funds—14.7%
State Street Navigator Securities Lending MET Portfolio (e)	172,909,177	172,909,177
T.Rowe Price Government Reserve Investment Fund (f)	88,542,013	88,542,013

Total Short-Term Investments (Cost $261,451,190)		261,451,190

Total Investments—109.6% (Cost $1,325,854,796) (g)		1,953,354,984
Other assets and liabilities (net)—(9.6)%		(170,953,360)

Net Assets—100.0%		$1,782,401,624

(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2015, the market value of securities loaned was $197,225,958 and the collateral received consisted of cash in the amount of $172,909,177 and non-cash collateral with a value of $29,677,942. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2015, these securities represent 0.4% of net assets.
(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2015, the market value of restricted securities was $7,520,355, which is 0.4% of net assets. See details shown in the Restricted Securities table that follows.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2015.
(f)	Affiliated Issuer.
(g)	As of March 31, 2015, the aggregate cost of investments was $1,325,854,796. The aggregate unrealized appreciation and depreciation of investments were $639,015,213 and $(11,515,025), respectively, resulting in net unrealized appreciation of $627,500,188.

MIST-383

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Restricted Securities	Acquisition Date	Shares	Cost	Value
Atlassian, Inc. - Class A, Ordinary Restricted Depository Receipt	04/09/14	15,101	$241,616	$286,919
Atlassian, Inc. - Class A, Ordinary Unrestricted From B Ordinary Depository Receipt	04/09/14	10,403	166,448	197,657
Atlassian, Inc. - Class A, Ordinary Unrestricted From B Preference Depository Receipt	04/09/14	54,328	869,248	1,032,232
Atlassian, Inc. - Series 1, Restricted Receipt	04/09/14	26,508	424,128	503,652
Atlassian, Inc. - Series 2, Depository Receipt	04/09/14	70,977	1,135,632	1,348,563
Atlassian, Inc. - Series A, Preference Depository Receipt	04/09/14	52,487	839,792	997,253
LivingSocial, Inc. - Series E	04/01/11	757,490	4,280,576	181,797
WeWork Cos., Inc. - Class A	12/09/14	18,076	300,986	300,986
WeWork Cos., Inc. - Series D1	12/09/14	89,839	1,495,924	1,495,924
WeWork Cos., Inc. - Series D2	12/09/14	70,588	1,175,372	1,175,372

				$7,520,355

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$43,296,200	$—	$—	$43,296,200
Auto Components	8,467,200	—	—	8,467,200
Automobiles	17,331,730	—	—	17,331,730
Biotechnology	56,079,240	—	—	56,079,240
Capital Markets	29,003,100	—	—	29,003,100
Chemicals	18,762,120	—	—	18,762,120
Commercial Services & Supplies	2,623,630	—	—	2,623,630
Communications Equipment	30,154,300	—	—	30,154,300
Construction Materials	12,721,800	—	—	12,721,800
Containers & Packaging	9,889,600	—	—	9,889,600
Diversified Financial Services	51,311,180	—	—	51,311,180
Electrical Equipment	65,552,600	—	—	65,552,600
Electronic Equipment, Instruments & Components	33,301,214	—	—	33,301,214
Food & Staples Retailing	38,198,820	—	—	38,198,820
Food Products	26,954,760	—	—	26,954,760
Health Care Equipment & Supplies	110,195,850	—	—	110,195,850
Health Care Providers & Services	57,804,400	—	—	57,804,400
Health Care Technology	7,425,260	—	—	7,425,260
Hotels, Restaurants & Leisure	69,016,340	—	—	69,016,340
Household Durables	9,354,100	—	—	9,354,100
Industrial Conglomerates	24,080,000	—	—	24,080,000
Insurance	76,335,120	—	—	76,335,120

MIST-384

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Internet & Catalog Retail	$16,572,670	$—	$—	$16,572,670
Internet Software & Services	62,699,485	—	4,366,276	67,065,761
IT Services	115,390,450	—	—	115,390,450
Life Sciences Tools & Services	45,607,800	—	—	45,607,800
Machinery	99,261,110	—	—	99,261,110
Metals & Mining	20,420,063	—	—	20,420,063
Multiline Retail	11,834,660	—	—	11,834,660
Oil, Gas & Consumable Fuels	69,154,482	—	—	69,154,482
Pharmaceuticals	44,917,250	—	—	44,917,250
Professional Services	89,715,450	—	—	89,715,450
Real Estate Management & Development	20,277,600	—	300,986	20,578,586
Road & Rail	21,313,950	—	—	21,313,950
Semiconductors & Semiconductor Equipment	56,300,150	—	—	56,300,150
Software	56,498,750	—	—	56,498,750
Specialty Retail	109,065,120	—	—	109,065,120
Technology Hardware, Storage & Peripherals	2,480,660	—	—	2,480,660
Textiles, Apparel & Luxury Goods	22,236,000	—	—	22,236,000
Trading Companies & Distributors	7,251,125	—	—	7,251,125
Wireless Telecommunication Services	15,528,100	—	—	15,528,100
Total Common Stocks	1,684,383,439	—	4,667,262	1,689,050,701
Total Preferred Stocks*	—	—	2,671,296	2,671,296
Total Convertible Preferred Stock*	—	—	181,797	181,797
Total Short-Term Investments*	261,451,190	—	—	261,451,190
Total Investments	$1,945,834,629	$—	$7,520,355	$1,953,354,984

Collateral for securities loaned (Liability)	$—	$(172,909,177)	$—	$(172,909,177)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2014	Change in Unrealized Appreciation/ (Depreciation)	Balance as of March 31, 2015	Change in Unrealized Appreciation/ (Depreciation) from investments still held at March 31, 2015
Common Stock
Internet Software & Services	$4,366,276	$0	$4,366,276	$0
Real Estate Management & Development	300,986	0	300,986	0
Preferred Stocks
Real Estate Management & Development	2,671,296	0	2,671,296	0
Convertible Preferred Stock
Internet Software & Services	181,797	0	181,797	0

Total	$7,520,355	$0	$7,520,355	$0

MIST-385

Met Investors Series Trust

WMC Large Cap Research Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—98.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.3%
Boeing Co. (The)	123,640	$18,555,891
General Dynamics Corp.	81,140	11,013,132
Honeywell International, Inc.	207,047	21,597,073
Lockheed Martin Corp.	71,100	14,430,456
United Technologies Corp.	133,370	15,630,964

		81,227,516

Air Freight & Logistics—0.3%
Echo Global Logistics, Inc. (a) (b)	36,360	991,174
FedEx Corp.	44,510	7,364,179

		8,355,353

Airlines—0.2%
American Airlines Group, Inc.	35,670	1,882,663
United Continental Holdings, Inc. (a)	43,640	2,934,790

		4,817,453

Automobiles—0.6%
Harley-Davidson, Inc.	245,288	14,898,793

Banks—6.3%
Citigroup, Inc.	1,017,850	52,439,632
Citizens Financial Group, Inc.	444,800	10,733,024
PNC Financial Services Group, Inc. (The)	365,760	34,103,462
Wells Fargo & Co.	1,031,960	56,138,624

		153,414,742

Beverages—3.1%
Anheuser-Busch InBev NV (ADR)	178,769	21,793,729
Coca-Cola Co. (The)	550,838	22,336,481
Dr Pepper Snapple Group, Inc.	85,037	6,673,704
Monster Beverage Corp. (a)	138,064	19,107,367
PepsiCo, Inc.	69,005	6,598,258

		76,509,539

Biotechnology—2.3%
Achillion Pharmaceuticals, Inc. (a) (b)	74,623	735,783
Affimed NV (a) (b)	96,800	609,840
Alkermes plc (a)	146,760	8,947,957
Alnylam Pharmaceuticals, Inc. (a) (b)	12,520	1,307,338
Arena Pharmaceuticals, Inc. (a) (b)	372,940	1,629,748
BioCryst Pharmaceuticals, Inc. (a) (b)	164,780	1,487,963
Dicerna Pharmaceuticals, Inc. (a)	112,768	2,709,815
Gilead Sciences, Inc. (a)	88,030	8,638,384
GlycoMimetics, Inc. (a)	108,511	902,812
Incyte Corp. (a) (b)	10,700	980,762
Ironwood Pharmaceuticals, Inc. (a) (b)	147,503	2,360,048
Karyopharm Therapeutics, Inc. (a) (b)	14,522	444,518
Novavax, Inc. (a) (b)	165,270	1,366,783
Otonomy, Inc. (a) (b)	34,939	1,235,443
PTC Therapeutics, Inc. (a) (b)	24,890	1,514,556
Puma Biotechnology, Inc. (a) (b)	3,400	802,774
Regeneron Pharmaceuticals, Inc. (a)	31,956	14,427,495
Regulus Therapeutics, Inc. (a) (b)	76,840	1,301,670
TESARO, Inc. (a) (b)	41,690	2,393,006

Biotechnology—(Continued)
Trevena, Inc. (a)	208,530	1,359,616
Ultragenyx Pharmaceutical, Inc. (a)	31,080	1,929,757

		57,086,068

Capital Markets—1.8%
Ameriprise Financial, Inc.	73,115	9,566,367
BlackRock, Inc.	25,240	9,233,802
Invesco, Ltd.	84,527	3,354,877
Janus Capital Group, Inc. (b)	122,125	2,099,329
Legg Mason, Inc.	88,090	4,862,568
Moelis & Co. - Class A	11,969	360,506
Northern Trust Corp.	98,210	6,840,326
Raymond James Financial, Inc.	63,480	3,604,394
WisdomTree Investments, Inc. (b)	157,600	3,382,096

		43,304,265

Chemicals—1.8%
Cabot Corp.	97,240	4,375,800
Celanese Corp. - Series A	171,853	9,599,709
Dow Chemical Co. (The)	127,581	6,121,336
LyondellBasell Industries NV - Class A	70,400	6,181,120
Mosaic Co. (The)	131,230	6,044,454
Sherwin-Williams Co. (The)	39,909	11,354,110

		43,676,529

Communications Equipment—2.0%
Cisco Systems, Inc.	1,748,620	48,130,765

Construction & Engineering—0.1%
AECOM (a) (b)	37,283	1,149,062

Construction Materials—0.3%
CRH plc (ADR)	147,650	3,866,953
Martin Marietta Materials, Inc.	1,620	226,476
Summit Materials, Inc. Class A (a)	141,200	3,127,580
Vulcan Materials Co.	2,770	233,511

		7,454,520

Consumer Finance—1.0%
Santander Consumer USA Holdings, Inc.	1,036,790	23,991,321

Containers & Packaging—0.7%
Ball Corp.	180,431	12,745,646
Owens-Illinois, Inc. (a)	164,400	3,833,808

		16,579,454

Diversified Financial Services—0.2%
McGraw Hill Financial, Inc.	32,720	3,383,248
MSCI, Inc.	11,554	708,376

		4,091,624

Electric Utilities—2.9%
American Electric Power Co., Inc.	38,490	2,165,063
Duke Energy Corp.	242,140	18,591,509

MIST-386

Met Investors Series Trust

WMC Large Cap Research Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electric Utilities—(Continued)
Edison International	144,420	$9,021,917
Eversource Energy	105,960	5,353,099
Exelon Corp. (b)	209,210	7,031,548
FirstEnergy Corp.	38,020	1,332,981
ITC Holdings Corp.	92,690	3,469,387
NextEra Energy, Inc.	202,570	21,077,409
Pinnacle West Capital Corp.	54,180	3,453,975

		71,496,888

Electrical Equipment—0.6%
AMETEK, Inc.	74,700	3,924,738
Eaton Corp. plc	172,630	11,728,482

		15,653,220

Electronic Equipment, Instruments & Components—0.1%
Arrow Electronics, Inc. (a)	20,370	1,245,625

Energy Equipment & Services—0.8%
Baker Hughes, Inc.	34,374	2,185,499
Halliburton Co.	184,400	8,091,472
Patterson-UTI Energy, Inc.	317,125	5,954,022
Superior Energy Services, Inc.	95,740	2,138,832
Tesco Corp.	182,560	2,075,707

		20,445,532

Food & Staples Retailing—1.7%
CVS Health Corp.	230,330	23,772,359
Walgreens Boots Alliance, Inc.	207,120	17,538,922

		41,311,281

Food Products—2.0%
Mondelez International, Inc. - Class A	967,000	34,899,030
Post Holdings, Inc. (a) (b)	216,326	10,132,710
SunOpta, Inc. (a)	426,126	4,525,458

		49,557,198

Health Care Equipment & Supplies—3.5%
Abbott Laboratories	169,978	7,875,081
Medtronic plc	586,796	45,764,220
Ocular Therapeutix, Inc. (a) (b)	64,800	2,720,628
St. Jude Medical, Inc.	265,570	17,368,278
Stryker Corp.	129,800	11,974,050

		85,702,257

Health Care Providers & Services—3.8%
Aetna, Inc.	196,990	20,985,345
Cardinal Health, Inc.	110,400	9,965,808
Cigna Corp.	109,128	14,125,528
HCA Holdings, Inc. (a)	239,050	17,983,732
McKesson Corp.	78,060	17,657,172
UnitedHealth Group, Inc.	109,984	13,010,007

		93,727,592

Hotels, Restaurants & Leisure—2.1%
Chipotle Mexican Grill, Inc. (a)	10,730	6,980,294
Las Vegas Sands Corp. (b)	56,090	3,087,194
McDonald’s Corp.	152,004	14,811,270
Norwegian Cruise Line Holdings, Ltd. (a)	72,562	3,919,074
Starbucks Corp.	137,542	13,025,227
Wyndham Worldwide Corp.	115,996	10,494,158

		52,317,217

Household Durables—0.9%
Mohawk Industries, Inc. (a)	68,540	12,731,305
Whirlpool Corp.	47,670	9,632,200

		22,363,505

Household Products—0.5%
Church & Dwight Co., Inc.	50,240	4,291,501
Energizer Holdings, Inc.	52,665	7,270,403

		11,561,904

Independent Power and Renewable Electricity Producers—0.1%
NRG Energy, Inc.	58,040	1,462,028

Industrial Conglomerates—1.2%
Danaher Corp.	345,220	29,309,178

Insurance—5.6%
Allstate Corp. (The)	164,450	11,703,907
American International Group, Inc.	565,301	30,972,842
Assured Guaranty, Ltd.	449,515	11,862,701
Hartford Financial Services Group, Inc. (The)	401,238	16,779,773
Marsh & McLennan Cos., Inc.	407,460	22,854,431
Principal Financial Group, Inc.	277,730	14,266,990
Prudential Financial, Inc.	156,010	12,529,163
XL Group plc	400,860	14,751,648

		135,721,455

Internet & Catalog Retail—1.4%
Amazon.com, Inc. (a)	77,963	29,010,032
Netflix, Inc. (a) (b)	13,695	5,706,570

		34,716,602

Internet Software & Services—3.4%
Envestnet, Inc. (a)	41,161	2,308,309
Facebook, Inc. - Class A (a)	245,580	20,190,360
Google, Inc. - Class A (a)	106,980	59,341,806

		81,840,475

IT Services—4.2%
Accenture plc - Class A	156,218	14,636,064
Automatic Data Processing, Inc.	120,841	10,348,823
Cognizant Technology Solutions Corp. - Class A (a)	200,517	12,510,256
EVERTEC, Inc.	78,738	1,721,213
Genpact, Ltd. (a)	671,520	15,612,840
Global Payments, Inc.	71,220	6,529,450

MIST-387

Met Investors Series Trust

WMC Large Cap Research Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
Heartland Payment Systems, Inc. (b)	91,647	$4,293,662
Visa, Inc. - Class A (b)	417,540	27,311,291
WEX, Inc. (a) (b)	89,784	9,639,210

		102,602,809

Leisure Products—0.2%
Arctic Cat, Inc.	110,635	4,018,263

Life Sciences Tools & Services—0.6%
Agilent Technologies, Inc.	108,300	4,499,865
Thermo Fisher Scientific, Inc.	78,780	10,583,305

		15,083,170

Machinery—1.7%
Caterpillar, Inc.	39,230	3,139,577
Dover Corp. (b)	102,240	7,066,829
Illinois Tool Works, Inc.	191,930	18,644,080
Luxfer Holdings plc (ADR)	129,900	1,736,763
Pentair plc	189,650	11,927,088

		42,514,337

Media—3.6%
Charter Communications, Inc. - Class A (a)	125,990	24,329,929
Comcast Corp. - Class A	626,570	35,382,408
DreamWorks Animation SKG, Inc. - Class A (a)	25,100	607,420
Interpublic Group of Cos., Inc. (The)	273,739	6,055,106
Markit, Ltd. (a) (b)	99,800	2,684,620
National CineMedia, Inc.	65,398	987,510
Twenty-First Century Fox, Inc. - Class A	392,211	13,272,420
Walt Disney Co. (The)	40,046	4,200,425

		87,519,838

Metals & Mining—0.2%
Nucor Corp.	28,305	1,345,337
Reliance Steel & Aluminum Co.	41,700	2,547,036

		3,892,373

Multi-Utilities—1.3%
Ameren Corp.	139,250	5,876,350
Dominion Resources, Inc.	165,025	11,695,322
DTE Energy Co.	52,325	4,222,104
PG&E Corp.	145,810	7,738,137
Public Service Enterprise Group, Inc.	72,600	3,043,392

		32,575,305

Oil, Gas & Consumable Fuels—5.8%
Anadarko Petroleum Corp.	136,296	11,286,672
Chevron Corp.	146,065	15,333,904
Cobalt International Energy, Inc. (a) (b)	1,215,727	11,439,991
Concho Resources, Inc. (a)	51,570	5,977,994
CONSOL Energy, Inc. (b)	132,750	3,702,397
Enbridge, Inc. (b)	369,219	17,907,121
Exxon Mobil Corp.	137,305	11,670,925

Oil, Gas & Consumable Fuels—(Continued)
Kinder Morgan, Inc.	113,626	4,779,110
Laredo Petroleum, Inc. (a) (b)	522,400	6,812,096
Marathon Oil Corp.	127,010	3,316,231
Oasis Petroleum, Inc. (a) (b)	183,935	2,615,556
ONEOK, Inc. (b)	31,670	1,527,761
Pioneer Natural Resources Co.	98,600	16,122,086
Southwestern Energy Co. (a) (b)	210,180	4,874,074
Valero Energy Corp.	198,980	12,659,108
Whiting Petroleum Corp. (a)	275,750	8,520,675
Williams Cos., Inc. (The)	47,410	2,398,472

		140,944,173

Paper & Forest Products—0.8%
Boise Cascade Co. (a)	155,362	5,819,861
International Paper Co.	226,000	12,540,740

		18,360,601

Personal Products—1.8%
Avon Products, Inc. (b)	666,355	5,324,176
Coty, Inc. - Class A (a) (b)	712,886	17,301,743
Estee Lauder Cos., Inc. (The) - Class A	226,264	18,816,114
Nu Skin Enterprises, Inc. - Class A (b)	50,969	3,068,844

		44,510,877

Pharmaceuticals—4.9%
Achaogen, Inc. (a) (b)	26,729	260,875
Actavis plc (a)	102,220	30,422,716
Aerie Pharmaceuticals, Inc. (a)	47,790	1,497,739
AstraZeneca plc (ADR)	181,080	12,391,304
Bristol-Myers Squibb Co.	441,440	28,472,880
Johnson & Johnson	182,040	18,313,224
Merck & Co., Inc.	433,923	24,941,894
Relypsa, Inc. (a)	51,090	1,842,816
Tetraphase Pharmaceuticals, Inc. (a) (b)	55,990	2,051,474

		120,194,922

Professional Services—1.1%
Equifax, Inc.	82,629	7,684,497
ManpowerGroup, Inc.	75,040	6,464,696
Nielsen NV	213,411	9,511,728
TriNet Group, Inc. (a) (b)	116,625	4,108,699

		27,769,620

Real Estate Investment Trusts—3.4%
American Tower Corp.	163,919	15,432,974
AvalonBay Communities, Inc.	109,225	19,032,456
Health Care REIT, Inc.	92,410	7,148,838
InfraREIT, Inc. (b)	41,900	1,197,921
Public Storage	56,490	11,136,438
Simon Property Group, Inc.	50,001	9,782,196
SL Green Realty Corp. (b)	97,150	12,472,117
Weyerhaeuser Co.	187,980	6,231,537

		82,434,477

MIST-388

Met Investors Series Trust

WMC Large Cap Research Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Road & Rail—0.5%
CSX Corp.	85,000	$2,815,200
Genesee & Wyoming, Inc. - Class A (a)	13,830	1,333,765
J.B. Hunt Transport Services, Inc.	12,600	1,075,977
Kansas City Southern	14,650	1,495,472
Landstar System, Inc. (b)	61,350	4,067,505
Swift Transportation Co. (a) (b)	73,570	1,914,292

		12,702,211

Semiconductors & Semiconductor Equipment—2.4%
Analog Devices, Inc.	29,800	1,877,400
Applied Materials, Inc.	321,420	7,251,235
First Solar, Inc. (a)	54,444	3,255,207
Freescale Semiconductor, Ltd. (a) (b)	451,417	18,399,757
Intel Corp.	699,208	21,864,234
Linear Technology Corp.	43,440	2,032,992
Microchip Technology, Inc.	40,780	1,994,142
SunEdison Semiconductor, Ltd. (a) (b)	45,700	1,179,974
SunPower Corp. (a) (b)	45,280	1,417,717

		59,272,658

Software—0.0%
Cadence Design Systems, Inc. (a) (b)	16,610	306,288

Specialty Retail—3.6%
Advance Auto Parts, Inc.	130,357	19,513,139
L Brands, Inc.	95,248	8,980,934
Lowe’s Cos., Inc.	492,400	36,629,636
Ross Stores, Inc.	61,379	6,466,892
Signet Jewelers, Ltd.	113,623	15,769,736

		87,360,337

Technology Hardware, Storage & Peripherals—6.2%
Apple, Inc.	1,151,931	143,334,774
Western Digital Corp.	95,318	8,674,891

		152,009,665

Textiles, Apparel & Luxury Goods—0.2%
VF Corp.	79,900	6,017,269

Tobacco—1.1%
Altria Group, Inc.	518,100	25,915,362

Total Common Stocks (Cost $2,105,193,031)		2,399,123,516

Short-Term Investments—5.7%
Security Description	Shares/ Principal Amount*	Value

Mutual Fund—4.4%
State Street Navigator Securities Lending MET Portfolio (c)	107,726,229	107,726,229

Repurchase Agreement—1.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/15 at 0.000% to be repurchased at $33,011,080 on 04/01/15, collateralized by $33,630,000 Federal Home Loan Mortgage Corp. at 0.500% due 08/28/15 with a value of $33,672,038.	33,011,080	33,011,080

Total Short-Term Investments (Cost $140,737,309)		140,737,309

Total Investments—103.9% (Cost $2,245,930,340) (d)		2,539,860,825
Other assets and liabilities (net)—(3.9)%		(95,649,030)

Net Assets—100.0%		$2,444,211,795

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2015, the market value of securities loaned was $114,894,287 and the collateral received consisted of cash in the amount of $107,726,229 and non-cash collateral with a value of $10,856,888. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2015.
(d)	As of March 31, 2015, the aggregate cost of investments was $2,245,930,340. The aggregate unrealized appreciation and depreciation of investments were $334,189,870 and $(40,259,385), respectively, resulting in net unrealized appreciation of $293,930,485.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-389

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation
S&P 500 E-Mini Index Futures	06/19/15	258	USD	26,341,852	$242,468

(USD)—	United States Dollar

Met Investors Series Trust

WMC Large Cap Research Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$2,399,123,516	$—	$—	$2,399,123,516
Short-Term Investments
Mutual Fund	107,726,229	—	—	107,726,229
Repurchase Agreement	—	33,011,080	—	33,011,080
Total Short-Term Investments	107,726,229	33,011,080	—	140,737,309
Total Investments	$2,506,849,745	$33,011,080	$—	$2,539,860,825

Collateral for Securities Loaned (Liability)	$—	$(107,726,229)	$—	$(107,726,229)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$242,468	$—	$—	$242,468

*	See Schedule of Investments for additional detailed categorizations.

MIST-390

Met Investors Series Trust

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements:

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc., pursuant to authorization of and subject to general oversight by the Board of Trustees (the “Board” or “Trustees”) of the Met Investors Series Trust (the “Trust”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar securities. Floating rate loans are valued at the average of aggregate bid and ask quotations supplied by brokers or dealers in the loans, as obtained from an independent pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair market value, and are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange, are generally valued at their last sale price on the exchange or market in which they are principally traded on the valuation date, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sale price. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the close of the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time of the Portfolio valuation. Foreign equity securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued through an independent pricing service based on the mean between closing bid and ask prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on the valuation date or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options including swaptions, and futures contracts that are traded over-the-counter (“OTC”) are generally valued on the basis of quotations provided by broker-dealers or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing significant observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or an independent pricing service when the exchange price is available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are

MIST-391

Met Investors Series Trust

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements—(Continued)

categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of a security by the Valuation Committee (“Committee”) of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in each Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of a Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly. On a quarterly basis, the Board is provided with the following for consideration and ratification or adjustment: (1) a memorandum summarizing the actions taken by the Committee in the prior quarter; and (2) a list of the Portfolios’ securities as of the most recent quarter-end for which market quotations were not readily available.

For information regarding a Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent Semiannual or Annual Report.

MIST-392

Item 2.	Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

See attached Exhibits 3(a) and 3(b) as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MET INVESTORS SERIES TRUST

By:	/s/ Elizabeth M. Forget
Elizabeth M. Forget
President, Chief Executive Officer and Chairman of the Boards

Date: May 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Elizabeth M. Forget
Elizabeth M. Forget
President, Chief Executive Officer and Chairman of the Boards

Date: May 21, 2015

By:	/s/ Peter H. Duffy
Peter H. Duffy
Chief Financial Officer and Treasurer

Date: May 21, 2015